UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company 200 Clarendon Street, Boston, MA	02116
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: February 28, 2015

Date of reporting period: May 31, 2014

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2014

Security		Principal (000s)	Value

CORPORATE BONDS & NOTES — 80.55%

AEROSPACE & DEFENSE — 1.73%
BAE Systems PLC
5.80%, 10/11/41[a]		$150	$177,765
Boeing Co. (The)
6.88%, 03/15/39		550	774,876
7.95%, 08/15/24		250	351,882
Honeywell International Inc.
5.38%, 03/01/41		181	215,848
5.70%, 03/15/37		730	894,048
Lockheed Martin Corp.
4.07%, 12/15/42		1,016	990,362
4.85%, 09/15/41		200	220,879
Series B
6.15%, 09/01/36		100	125,599
Northrop Grumman Corp.
4.75%, 06/01/43		550	579,228
5.05%, 11/15/40		440	478,415
Precision Castparts Corp.
3.90%, 01/15/43	(Call 07/15/42)[b]	200	192,543
Raytheon Co.
4.70%, 12/15/41		450	485,510
4.88%, 10/15/40		190	211,197
United Technologies Corp.
4.50%, 06/01/42[b]		1,550	1,614,911
5.70%, 04/15/40		305	376,572
6.05%, 06/01/36		225	287,682
6.70%, 08/01/28		125	164,286

			8,141,603
AIR FREIGHT & LOGISTICS — 0.49%
FedEx Corp.
3.88%, 08/01/42		250	225,815
4.90%, 01/15/34		1,000	1,077,125
United Parcel Service Inc.
4.88%, 11/15/40	(Call 05/15/40)	25	28,097
6.20%, 01/15/38		637	829,711
8.38%, 04/01/30[c]		100	146,721

			2,307,469
AUTO COMPONENTS — 0.06%
Johnson Controls Inc.
6.00%, 01/15/36		250	300,188

			300,188
AUTOMOBILES — 0.43%
Ford Motor Co.
7.45%, 07/16/31		1,515	2,019,783

			2,019,783

Security		Principal (000s)	Value

BEVERAGES — 1.32%
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44		$300	$319,221
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42		551	511,762
6.38%, 01/15/40		300	396,462
8.00%, 11/15/39		200	306,948
8.20%, 01/15/39		656	1,023,948
Coca-Cola FEMSA SAB de CV
5.25%, 11/26/43		250	281,639
Diageo Capital PLC
5.88%, 09/30/36		285	350,722
Dr Pepper Snapple Group Inc.
7.45%, 05/01/38		115	161,105
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43[b]		300	280,032
Molson Coors Brewing Co.
5.00%, 05/01/42[b]		390	422,568
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29		500	670,666
PepsiCo Inc.
4.00%, 03/05/42		250	241,722
4.88%, 11/01/40		100	108,972
5.50%, 01/15/40		300	353,320
Pernod Ricard SA
5.50%, 01/15/42[a,b]		150	169,126
SABMiller Holdings Inc.
4.95%, 01/15/42[a]		550	598,711

			6,196,924
BIOTECHNOLOGY — 1.06%
Amgen Inc.
4.95%, 10/01/41		599	632,065
5.15%, 11/15/41	(Call 05/15/41)[b]	350	376,555
5.38%, 05/15/43	(Call 11/15/42)	700	778,069
6.38%, 06/01/37		550	684,656
6.40%, 02/01/39		650	821,097
Celgene Corp.
5.25%, 08/15/43		500	547,374
Genentech Inc.
5.25%, 07/15/35		300	347,350
Gilead Sciences Inc.
4.80%, 04/01/44	(Call 10/01/43)	450	475,386
5.65%, 12/01/41	(Call 06/01/41)	260	307,231

			4,969,783
BUILDING PRODUCTS — 0.03%
Owens Corning Inc.
7.00%, 12/01/36		100	119,911

			119,911
CAPITAL MARKETS — 2.61%
Bank of New York Mellon Corp. (The)
3.95%, 11/18/25	(Call 10/18/25)	1,000	1,051,788
Credit Suisse (USA) Inc.
7.13%, 07/15/32		225	312,011
European Investment Bank
4.88%, 02/15/36		730	875,087

1

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2014

Security		Principal (000s)	Value

FMR LLC
7.57%, 06/15/29[a]		$400	$542,236
Goldman Sachs Group Inc. (The)
5.95%, 01/15/27		825	935,969
6.13%, 02/15/33[b]		1,005	1,196,732
6.25%, 02/01/41		1,000	1,231,852
6.45%, 05/01/36		570	655,709
6.75%, 10/01/37		1,325	1,589,820
Jefferies Group LLC
6.25%, 01/15/36		575	600,587
6.45%, 06/08/27		180	203,614
Legg Mason Inc.
5.63%, 01/15/44		175	189,998
Morgan Stanley
5.00%, 11/24/25		1,300	1,379,627
6.38%, 07/24/42[b]		756	953,455
7.25%, 04/01/32		125	167,322
Northern Trust Corp.
3.95%, 10/30/25		400	415,376

			12,301,183
CHEMICALS — 1.60%
Agrium Inc.
6.13%, 01/15/41	(Call 07/15/40)	255	304,894
Braskem America Finance Co.
7.13%, 07/22/41	(Call 01/22/41)[a]	200	204,500
CF Industries Inc.
5.15%, 03/15/34		1,225	1,306,366
Dow Chemical Co. (The)
5.25%, 11/15/41	(Call 05/15/41)	740	805,043
7.38%, 11/01/29[b]		190	256,428
9.40%, 05/15/39		255	418,491
E.I. du Pont de Nemours and Co.
4.90%, 01/15/41		485	531,417
Eastman Chemical Co.
4.65%, 10/15/44	(Call 04/15/44)	100	99,631
4.80%, 09/01/42	(Call 03/01/42)[b]	315	320,673
Ecolab Inc.
5.50%, 12/08/41[b]		370	437,679
Lubrizol Corp.
6.50%, 10/01/34		100	131,015
LYB International Finance BV
4.88%, 03/15/44	(Call 09/15/43)	250	261,776
5.25%, 07/15/43		550	604,855
Monsanto Co.
3.60%, 07/15/42	(Call 01/15/42)	300	276,369
5.50%, 08/15/25		100	121,316
Series 1
5.50%, 07/30/35		100	116,817
Mosaic Co. (The)
5.63%, 11/15/43	(Call 05/15/43)	550	620,883
Potash Corp. of Saskatchewan Inc.
5.88%, 12/01/36		185	222,435
PPG Industries Inc.
7.70%, 03/15/38		160	228,190
Rohm and Haas Co.
7.85%, 07/15/29		200	276,191

			7,544,969
COMMERCIAL BANKS — 3.12%
Bank of America N.A.
6.00%, 10/15/36		600	731,534

Security		Principal (000s)	Value

Bank One Corp.
8.00%, 04/29/27		$200	$272,033
Bank One Michigan
8.25%, 11/01/24		375	506,625
Discover Bank
4.25%, 03/13/26		250	260,414
Fifth Third Bancorp
8.25%, 03/01/38		475	698,289
HSBC Bank (USA) N.A.
5.63%, 08/15/35		1,250	1,430,895
HSBC Bank PLC
7.65%, 05/01/25		100	128,847
HSBC Holdings PLC
5.25%, 03/14/44		500	528,610
6.10%, 01/14/42		900	1,139,232
6.50%, 05/02/36		250	304,777
6.50%, 09/15/37		855	1,048,700
7.63%, 05/17/32		100	132,966
Inter-American Development Bank
3.20%, 08/07/42		1,000	899,810
Rabobank Nederland
5.25%, 05/24/41		860	967,000
5.75%, 12/01/43		500	569,092
Siemens Financieringsmaatschappij NV
6.13%, 08/17/26[a]		400	499,298
Standard Chartered PLC
7.01%, 12/31/49	(Call 07/30/37)[a,d]	200	224,500
UBS AG Stamford
7.75%, 09/01/26		200	264,011
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35		210	236,510
6.55%, 10/15/35		50	62,204
6.61%, 10/01/25		100	120,916
Wells Fargo & Co.
5.38%, 02/07/35		330	381,067
5.61%, 01/15/44		2,131	2,418,118
Wells Fargo Bank N.A.
5.95%, 08/26/36		450	566,595
Wells Fargo Capital X
5.95%, 12/01/86		286	291,005

			14,683,048
COMMERCIAL SERVICES & SUPPLIES — 0.35%
Republic Services Inc.
5.70%, 05/15/41	(Call 11/15/40)	200	237,850
6.09%, 03/15/35		50	60,226
6.20%, 03/01/40		25	31,515
Unilever Capital Corp.
5.90%, 11/15/32		615	805,149
Waste Management Inc.
6.13%, 11/30/39		105	130,851
7.00%, 07/15/28		50	65,690
7.75%, 05/15/32		225	319,513

			1,650,794
COMMUNICATIONS EQUIPMENT — 0.46%
Cisco Systems Inc.
5.50%, 01/15/40		875	1,027,505
5.90%, 02/15/39		624	758,396
Harris Corp.
6.15%, 12/15/40		100	118,230

2

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2014

Security		Principal (000s)	Value

Juniper Networks Inc.
5.95%, 03/15/41		$95	$102,021
Motorola Solutions Inc.
6.63%, 11/15/37		9	9,759
7.50%, 05/15/25		125	159,919

			2,175,830
COMPUTERS & PERIPHERALS — 0.51%
Apple Inc.
2.40%, 05/03/23		450	427,748
3.85%, 05/04/43		250	232,143
4.45%, 05/06/44		975	994,008
Hewlett-Packard Co.
6.00%, 09/15/41		358	403,838
Seagate HDD Cayman
4.75%, 01/01/25[a]		350	347,812

			2,405,549
CONSTRUCTION & ENGINEERING — 0.06%
Odebrecht Finance Ltd.
7.13%, 06/26/42	(Call 12/26/41)[a]	250	270,000

			270,000
CONSUMER FINANCE — 0.17%
American Express Co.
4.05%, 12/03/42		837	802,423

			802,423
CONTAINERS & PACKAGING — 0.04%
Sonoco Products Co.
5.75%, 11/01/40	(Call 05/01/40)	148	171,289

			171,289
DIVERSIFIED CONSUMER SERVICES — 0.33%
Massachusetts Institute of Technology
5.60%, 07/01/11		200	256,414
President and Fellows of Harvard College (The)
6.30%, 10/01/37	(Call 04/01/16)	41	44,935
6.50%, 01/15/39[a]		500	689,417
Tufts University Series 2012
5.02%, 04/15/12		250	258,360
University of Southern California
5.25%, 10/01/11		250	304,136

			1,553,262
DIVERSIFIED FINANCIAL SERVICES — 5.22%
Bank of America Corp.
4.88%, 04/01/44		250	260,543
5.00%, 01/21/44		1,300	1,378,590
5.88%, 02/07/42		420	500,129
6.11%, 01/29/37		600	692,950
7.75%, 05/14/38		500	686,932
Citigroup Inc.
4.95%, 11/07/43[b]		500	530,312
5.50%, 09/13/25		1,650	1,824,207
5.85%, 12/11/34		132	154,673
5.88%, 05/29/37		38	45,174

Security		Principal (000s)	Value

5.88%, 01/30/42		$270	$322,446
6.13%, 08/25/36		690	788,039
6.63%, 06/15/32		900	1,072,066
6.68%, 09/13/43		100	122,167
6.88%, 03/05/38		338	444,663
6.88%, 02/15/98		75	94,675
8.13%, 07/15/39		210	313,587
CME Group Inc.
5.30%, 09/15/43	(Call 03/15/43)	200	229,817
Daimler Finance North America LLC
8.50%, 01/18/31		888	1,352,272
Deutsche Telekom International Finance BV
8.75%, 06/15/30		799	1,175,268
9.25%, 06/01/32[b]		100	158,107
General Electric Capital Corp.
5.88%, 01/14/38		970	1,162,225
6.15%, 08/07/37		525	652,941
6.88%, 01/10/39		750	1,006,085
Series A
6.75%, 03/15/32		3,283	4,337,362
Goldman Sachs Capital I
6.35%, 02/15/34		595	676,470
Hutchison Whampoa International Ltd.
7.45%, 11/24/33[a]		50	69,071
J.P. Morgan Chase & Co.
4.85%, 02/01/44		1,250	1,310,024
5.40%, 01/06/42		460	520,846
5.50%, 10/15/40		200	230,244
5.60%, 07/15/41		330	384,623
5.63%, 08/16/43		400	447,914
6.40%, 05/15/38		375	472,796
National Rural Utilities Cooperative Finance Corp.
Series C
8.00%, 03/01/32		280	404,849
Votorantim Cimentos SA
7.25%, 04/05/41[a]		300	318,000
Voya Financial Inc.
5.70%, 07/15/43		390	458,922

			24,598,989
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.65%
AT&T Corp.
8.00%, 11/15/31		300	438,416
AT&T Inc.
4.30%, 12/15/42	(Call 06/15/42)	204	194,860
4.35%, 06/15/45	(Call 12/15/44)	818	780,094
5.35%, 09/01/40		600	656,214
5.55%, 08/15/41		520	587,166
6.15%, 09/15/34		300	348,556
6.30%, 01/15/38		1,751	2,124,362
6.50%, 09/01/37		485	601,027
6.55%, 02/15/39		750	938,255
British Telecommunications PLC
9.63%, 12/15/30		1,075	1,717,224
Orange
5.38%, 01/13/42		250	269,724
9.00%, 03/01/31		1,080	1,621,710
Qwest Corp.
6.88%, 09/15/33	(Call 06/30/14)	205	206,630
7.13%, 11/15/43	(Call 06/30/14)	100	101,183
Royal KPN NV
8.38%, 10/01/30		205	285,458

3

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2014

Security		Principal (000s)	Value

Telefonica Emisiones SAU
7.05%, 06/20/36[b]		$800	$1,007,894
Telefonica Europe BV
8.25%, 09/15/30		537	720,861
Verizon Communications Inc.
3.85%, 11/01/42	(Call 05/01/42)[b]	250	221,409
4.75%, 11/01/41		590	596,050
5.05%, 03/15/34	(Call 12/15/33)	1,350	1,445,951
5.85%, 09/15/35[b]		255	296,691
6.40%, 09/15/33		3,400	4,180,062
6.40%, 02/15/38		330	402,997
6.55%, 09/15/43		3,025	3,839,599
6.90%, 04/15/38		780	1,006,810
7.35%, 04/01/39		200	269,809
7.75%, 12/01/30		1,065	1,461,445
Verizon Florida LLC Series E
6.86%, 02/01/28		100	117,292
Verizon Global Funding Corp.
7.75%, 06/15/32		100	136,766
Verizon Maryland Inc. Series B
5.13%, 06/15/33		50	51,052

			26,625,567
ELECTRIC UTILITIES — 8.16%
Alabama Power Co.
6.00%, 03/01/39		115	147,640
6.13%, 05/1C5/38		105	135,093
Series 1
5.65%, 03/15/35	(Call 03/15/15)	400	412,748
Appalachian Power Co.
7.00%, 04/01/38		505	688,067
Arizona Public Service Co.
5.50%, 09/01/35		150	177,147
Berkshire Hathaway Energy Co.
5.95%, 05/15/37		150	182,560
6.13%, 04/01/36		1,269	1,579,548
6.50%, 09/15/37		605	782,268
8.48%, 09/15/28		196	287,886
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	(Call 02/01/42)	650	595,376
4.50%, 04/01/44	(Call 10/01/43)	750	796,892
Commonwealth Edison Co.
4.70%, 01/15/44	(Call 07/15/43)	600	657,784
Connecticut Light & Power Co. (The)
6.35%, 06/01/36		150	195,928
Detroit Edison Co. (The)
5.70%, 10/01/37		100	122,964
Dominion Resources Inc. Series F
5.25%, 08/01/33		550	621,333
DTE Electric Co. Series A
6.63%, 06/01/36		100	134,540
Duke Energy Carolinas LLC
4.00%, 09/30/42	(Call 03/30/42)	300	295,337
4.25%, 12/15/41	(Call 06/15/41)	230	237,088
5.30%, 02/15/40		165	196,177
6.05%, 04/15/38		1,280	1,647,676
6.45%, 10/15/32		75	96,412
Duke Energy Florida Inc.
3.85%, 11/15/42	(Call 05/15/42)	280	267,265

Security		Principal (000s)	Value

6.35%, 09/15/37		$200	$265,515
6.40%, 06/15/38		265	356,461
Duke Energy Indiana Inc.
6.12%, 10/15/35		76	94,187
6.45%, 04/01/39		550	740,341
Duke Energy Progress Inc.
4.10%, 05/15/42	(Call 11/15/41)	280	278,015
4.38%, 03/30/44	(Call 09/30/43)	750	783,530
E.ON International Finance BV
6.65%, 04/30/38[a]		271	348,565
El Paso Electric Co.
6.00%, 05/15/35		150	174,639
Enel Finance International NV
6.00%, 10/07/39[a]		600	662,349
FirstEnergy Solutions Corp.
6.80%, 08/15/39		378	392,254
FirstEnergy Transmission LLC
5.45%, 07/15/44	(Call 01/15/44)[a]	100	101,127
Florida Power & Light Co.
4.05%, 06/01/42	(Call 12/01/41)	480	480,564
4.13%, 02/01/42	(Call 08/02/41)	740	748,788
4.95%, 06/01/35		100	113,363
5.25%, 02/01/41	(Call 08/01/40)	100	119,212
5.85%, 05/01/37		300	379,952
5.95%, 02/01/38		281	359,088
Georgia Power Co.
4.30%, 03/15/42		1,374	1,382,170
5.40%, 06/01/40		315	369,848
Series 07-A
5.65%, 03/01/37		100	120,227
Iberdrola International BV
6.75%, 07/15/36		125	153,047
Jersey Central Power & Light Co.
4.70%, 04/01/24	(Call 01/01/24)[a]	200	216,216
6.15%, 06/01/37		100	114,967
Kansas City Power & Light Co.
5.30%, 10/01/41	(Call 04/01/41)	100	112,112
Kentucky Utilities Co.
5.13%, 11/01/40	(Call 05/01/40)	135	157,118
Massachusetts Electric Co.
5.90%, 11/15/39[a]		30	36,570
MidAmerican Energy Co.
3.50%, 10/15/24	(Call 07/15/24)	700	721,041
4.40%, 10/15/44		1,125	1,172,643
Nevada Power Co.
5.45%, 05/15/41	(Call 11/15/40)	835	1,009,621
Nisource Finance Corp.
5.25%, 02/15/43	(Call 08/15/42)[b]	325	348,870
5.80%, 02/01/42	(Call 08/01/41)	250	285,503
5.95%, 06/15/41	(Call 12/15/40)	95	110,456
Northern States Power Co.
3.40%, 08/15/42	(Call 02/15/42)	650	583,076
4.85%, 08/15/40	(Call 02/15/40)	230	258,608
5.25%, 07/15/35		50	58,514
6.25%, 06/01/36		100	130,562
NSTAR Electric Co.
4.40%, 03/01/44	(Call 09/01/43)	100	105,072
Oglethorpe Power Corp.
5.25%, 09/01/50		25	28,029
6.19%, 01/01/31[a]		800	915,288
Ohio Edison Co.
6.88%, 07/15/36		200	259,312
Oklahoma Gas & Electric Co.
4.55%, 03/15/44	(Call 09/15/43)	350	373,610

4

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2014

Security		Principal (000s)	Value

Oncor Electric Delivery Co. LLC
4.55%, 12/01/41	(Call 06/01/41)[b]	$750	$789,671
5.25%, 09/30/40		100	116,571
5.30%, 06/01/42	(Call 12/01/41)	155	182,260
7.50%, 09/01/38		25	36,223
Pacific Gas & Electric Co.
4.45%, 04/15/42	(Call 10/15/41)	450	460,663
4.50%, 12/15/41	(Call 06/15/41)	330	338,273
5.40%, 01/15/40		880	1,013,923
6.05%, 03/01/34		529	651,864
6.25%, 03/01/39		150	189,108
PacifiCorp
4.10%, 02/01/42	(Call 08/01/41)	350	348,667
6.10%, 08/01/36		100	128,191
Peco Energy Co.
5.95%, 10/01/36		100	126,831
Potomac Electric Power Co.
6.50%, 11/15/37		175	236,815
PPL Capital Funding Inc.
5.00%, 03/15/44	(Call 09/15/43)[b]	700	753,089
PPL Electric Utilities Corp.
5.20%, 07/15/41	(Call 01/15/41)	235	275,651
Public Service Co. of Colorado
4.30%, 03/15/44	(Call 09/15/43)	200	207,430
6.25%, 09/01/37		49	64,838
Public Service Electric & Gas Co.
5.38%, 11/01/39		100	119,775
South Carolina Electric & Gas Co.
4.35%, 02/01/42	(Call 08/01/41)	25	25,888
5.45%, 02/01/41	(Call 08/01/40)	190	228,799
6.05%, 01/15/38		573	730,483
Southern California Edison Co.
4.65%, 10/01/43	(Call 04/01/43)	200	219,276
5.63%, 02/01/36		75	90,908
6.00%, 01/15/34		105	132,805
6.05%, 03/15/39		100	128,261
Series 05-B
5.55%, 01/15/36		50	60,140
Series 05-E
5.35%, 07/15/35		75	88,711
Series 06-E
5.55%, 01/15/37		75	90,516
Series 08-A
5.95%, 02/01/38		629	798,214
Series 13-A
3.90%, 03/15/43	(Call 09/15/42)	250	242,287
Southwestern Electric Power Co.
6.20%, 03/15/40		140	176,011
Southwestern Public Service Co.
6.00%, 10/01/36		50	62,259
System Energy Resources Inc.
4.10%, 04/01/23	(Call 01/01/23)	150	155,999
Tampa Electric Co.
4.10%, 06/15/42	(Call 12/15/41)	315	312,250
4.35%, 05/15/44	(Call 11/15/43)	250	256,225
Union Electric Co.
3.90%, 09/15/42	(Call 03/15/42)	430	418,264
Union Pacific Corp.
4.82%, 02/01/44	(Call 08/01/43)	500	556,639
Virginia Electric and Power Co.
4.00%, 01/15/43	(Call 07/15/42)	260	255,509
8.88%, 11/15/38		145	241,486
Series A
6.00%, 05/15/37		175	222,522

Security		Principal (000s)	Value

Westar Energy Inc.
4.13%, 03/01/42	(Call 09/01/41)	$255	$255,914
Wisconsin Electric Power Co.
3.65%, 12/15/42	(Call 06/15/42)	260	240,304
4.25%, 06/01/44	(Call 12/01/43)	325	332,624
Wisconsin Power & Light Co.
6.38%, 08/15/37		260	345,482
Xcel Energy Inc.
6.50%, 07/01/36		50	65,896

			38,451,674
ELECTRICAL EQUIPMENT — 0.34%
ABB Finance (USA) Inc.
4.38%, 05/08/42		500	516,558
Eaton Corp. PLC
4.00%, 11/02/32		498	497,797
Emerson Electric Co.
6.00%, 08/15/32		130	163,511
Legrand France SA
8.50%, 02/15/25		200	278,810
Rockwell Automation Inc.
6.70%, 01/15/28		100	130,631

			1,587,307
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.08%
Corning Inc.
4.70%, 03/15/37		75	78,733
5.75%, 08/15/40		40	48,184
7.25%, 08/15/36	(Call 08/15/26)	200	253,184

			380,101
ENERGY EQUIPMENT & SERVICES — 1.22%
Baker Hughes Inc.
5.13%, 09/15/40		385	438,461
Cameron International Corp.
5.13%, 12/15/43	(Call 06/15/43)	100	106,976
Diamond Offshore Drilling Inc.
4.88%, 11/01/43	(Call 05/01/43)[b]	750	754,855
Halliburton Co.
4.50%, 11/15/41	(Call 05/15/41)	180	189,169
4.75%, 08/01/43	(Call 02/01/43)	750	811,374
7.45%, 09/15/39		435	634,159
National Oilwell Varco Inc.
3.95%, 12/01/42	(Call 06/01/42)	480	457,642
Noble Holding International Ltd.
5.25%, 03/15/42		250	257,672
6.20%, 08/01/40		30	34,294
Rowan Companies Inc.
5.85%, 01/15/44	(Call 07/15/43)	75	79,657
Transocean Inc.
6.80%, 03/15/38		241	271,082
7.50%, 04/15/31		430	514,005
Weatherford International Ltd.
5.95%, 04/15/42	(Call 10/17/41)	331	371,030
6.50%, 08/01/36[b]		606	718,436
6.75%, 09/15/40		75	91,511

			5,730,323

5

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2014

Security		Principal (000s)	Value

FOOD & STAPLES RETAILING — 2.03%
CVS Caremark Corp.
5.75%, 05/15/41	(Call 11/15/40)	$430	$517,012
6.13%, 09/15/39		950	1,194,538
6.25%, 06/01/27		100	125,204
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
5.70%, 10/01/40		315	335,872
Kroger Co. (The)
5.40%, 07/15/40	(Call 01/15/40)	40	44,165
6.90%, 04/15/38		405	520,039
7.50%, 04/01/31		125	164,976
Safeway Inc.
7.25%, 02/01/31[b]		150	154,336
Sysco Corp.
5.38%, 09/21/35		200	229,692
Tesco PLC
6.15%, 11/15/37[a]		100	115,727
Wal-Mart Stores Inc.
4.88%, 07/08/40		150	166,132
5.00%, 10/25/40		100	111,606
5.25%, 09/01/35		1,140	1,324,135
5.63%, 04/15/41		550	669,112
6.20%, 04/15/38		1,271	1,646,462
6.50%, 08/15/37		1,584	2,099,841
7.55%, 02/15/30		100	144,726

			9,563,575
FOOD PRODUCTS — 1.39%
Archer-Daniels-Midland Co.
4.02%, 04/16/43		276	268,760
4.54%, 03/26/42		283	298,312
5.38%, 09/15/35		205	239,517
5.77%, 03/01/41		150	186,012
Cargill Inc.
4.10%, 11/01/42[a]		150	145,032
6.63%, 09/15/37[a]		180	236,606
ConAgra Foods Inc.
4.65%, 01/25/43	(Call 07/25/42)[b]	500	498,172
6.63%, 08/15/39		175	219,200
8.25%, 09/15/30		300	420,075
General Mills Inc.
5.40%, 06/15/40		600	683,020
Hershey Co. (The)
7.20%, 08/15/27		75	101,199
Kellogg Co. Series B
7.45%, 04/01/31		650	849,647
Kraft Foods Group Inc.
5.00%, 06/04/42[b]		150	159,812
6.50%, 02/09/40		230	288,021
6.88%, 01/26/39		467	608,317
Mead Johnson Nutrition Co.
4.60%, 06/01/44	(Call 12/01/43)	140	141,399
5.90%, 11/01/39		100	119,646
Mondelez International Inc.
6.50%, 11/01/31		205	256,022
6.50%, 02/09/40		650	826,480

			6,545,249
GAS UTILITIES — 0.30%
AGL Capital Corp.
5.88%, 03/15/41	(Call 09/15/40)	225	278,826
6.00%, 10/01/34		90	111,247

Security		Principal (000s)	Value

CenterPoint Energy Resources Corp.
5.85%, 01/15/41	(Call 07/15/40)	$55	$67,501
KeySpan Corp.
8.00%, 11/15/30		190	261,183
KeySpan Gas East Corp.
5.82%, 04/01/41[a]		215	268,552
Southern California Gas Co. Series KK
5.75%, 11/15/35		350	438,625

			1,425,934
HEALTH CARE EQUIPMENT & SUPPLIES — 0.86%
Abbott Laboratories
5.30%, 05/27/40		185	222,187
6.00%, 04/01/39		150	191,560
Baxter International Inc.
3.65%, 08/15/42		400	355,163
Boston Scientific Corp.
7.38%, 01/15/40		170	234,032
CareFusion Corp.
4.88%, 05/15/44	(Call 11/15/43)	210	210,721
Covidien International Finance SA
6.55%, 10/15/37[b]		230	306,496
Medtronic Inc.
4.00%, 04/01/43	(Call 10/01/42)	450	434,073
4.63%, 03/15/44	(Call 09/15/43)	300	316,489
5.55%, 03/15/40		430	509,255
St. Jude Medical Inc.
4.75%, 04/15/43	(Call 10/15/42)	198	206,431
Stryker Corp.
4.38%, 05/15/44	(Call 11/15/43)	500	499,315
Zimmer Holdings Inc.
5.75%, 11/30/39		500	586,370

			4,072,092
HEALTH CARE PROVIDERS & SERVICES — 1.90%
Aetna Inc.
4.13%, 11/15/42	(Call 05/15/42)	250	241,939
4.50%, 05/15/42	(Call 11/15/41)	335	343,383
4.75%, 03/15/44	(Call 09/15/43)	350	369,855
6.75%, 12/15/37		64	85,415
Cardinal Health Inc.
4.60%, 03/15/43		250	256,328
Cigna Corp.
5.38%, 02/15/42	(Call 08/15/41)	580	663,806
5.88%, 03/15/41	(Call 09/15/40)	203	247,881
Dignity Health
4.50%, 11/01/42		100	92,129
Express Scripts Holding Co.
6.13%, 11/15/41		220	266,007
Humana Inc.
4.63%, 12/01/42	(Call 06/01/42)	600	597,367
Kaiser Foundation Hospitals
4.88%, 04/01/42		150	164,868
McKesson Corp.
4.88%, 03/15/44	(Call 09/15/43)	800	839,749
Quest Diagnostics Inc.
6.95%, 07/01/37		280	340,958
Roche Holdings Inc.
7.00%, 03/01/39[a]		370	528,216
UnitedHealth Group Inc.
4.25%, 03/15/43	(Call 09/15/42)	1,100	1,086,800

6

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2014

Security		Principal (000s)	Value

4.63%, 11/15/41	(Call 05/15/41)	$180	$188,601
5.80%, 03/15/36		140	169,651
5.95%, 02/15/41	(Call 08/15/40)	300	372,980
6.88%, 02/15/38		610	828,200
WellPoint Inc.
4.63%, 05/15/42[b]		791	804,980
5.10%, 01/15/44[b]		150	163,264
6.38%, 06/15/37		250	315,403

			8,967,780
HOTELS, RESTAURANTS & LEISURE — 0.39%
Darden Restaurants Inc.
6.80%, 10/15/37		80	94,015
McDonald’s Corp.
3.70%, 02/15/42		650	596,768
6.30%, 10/15/37		340	443,010
6.30%, 03/01/38		300	391,207
Yum! Brands Inc.
6.88%, 11/15/37		234	299,427

			1,824,427
HOUSEHOLD DURABLES — 0.05%
Whirlpool Corp.
5.15%, 03/01/43		200	212,362

			212,362
HOUSEHOLD PRODUCTS — 0.40%
Kimberly-Clark Corp.
6.63%, 08/01/37		420	571,164
Procter & Gamble Co. (The)
5.50%, 02/01/34		50	60,887
5.55%, 03/05/37		494	603,205
5.80%, 08/15/34		350	439,340
6.45%, 01/15/26		175	231,660

			1,906,256
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.39%
Exelon Generation Co. LLC
5.60%, 06/15/42	(Call 12/15/41)	553	598,078
6.25%, 10/01/39		355	415,304
PSEG Power LLC
8.63%, 04/15/31		220	318,039
Southern Power Co.
5.15%, 09/15/41		200	220,197
TransAlta Corp.
6.50%, 03/15/40[b]		286	298,716

			1,850,334
INDUSTRIAL CONGLOMERATES — 0.89%
3M Co.
3.88%, 06/15/44		250	242,288
5.70%, 03/15/37		355	441,407
General Electric Co.
4.13%, 10/09/42		885	873,598
4.50%, 03/11/44		700	732,650
Ingersoll-Rand Global Holding Co. Ltd.
5.75%, 06/15/43		300	352,120
Koninklijke Philips NV
5.00%, 03/15/42		554	613,329

Security		Principal (000s)	Value

6.88%, 03/11/38		$340	$458,144
Parker Hannifin Corp. Series A
6.25%, 05/15/38		100	128,038
Tyco Electronics Group SA
7.13%, 10/01/37		250	326,671

			4,168,245
INSURANCE — 4.87%
ACE INA Holdings Inc.
4.15%, 03/13/43		615	608,549
Aflac Inc.
6.45%, 08/15/40		240	307,051
AIG Life Holdings Inc.
8.50%, 07/01/30		250	332,463
AIG Sunamerica Global Financing X
6.90%, 03/15/32[a]		50	66,841
Allstate Corp. (The)
4.50%, 06/15/43		550	573,467
5.55%, 05/09/35		523	622,047
American International Group Inc.
6.25%, 05/01/36		830	1,052,238
8.18%, 05/15/68	(Call 05/15/38)[d]	1,316	1,779,890
Aon PLC
3.50%, 06/14/24		65	65,176
8.21%, 01/01/27		300	385,823
Arch Capital Group Ltd.
5.14%, 11/01/43		625	679,171
AXA SA
8.60%, 12/15/30		410	549,550
Berkshire Hathaway Finance Corp.
4.40%, 05/15/42		450	454,853
5.75%, 01/15/40		645	777,625
Chubb Corp. (The)
6.00%, 05/11/37		360	455,242
Endurance Specialty Holdings Ltd.
7.00%, 07/15/34		100	120,826
Genworth Financial Inc.
6.50%, 06/15/34		275	331,811
Hartford Financial Services Group Inc. (The)
5.95%, 10/15/36[b]		375	452,764
6.10%, 10/01/41		140	174,937
6.63%, 03/30/40		159	209,013
Liberty Mutual Group Inc.
6.50%, 03/15/35[a]		345	421,405
Lincoln National Corp.
6.15%, 04/07/36		25	30,805
7.00%, 06/15/40		250	349,506
Loews Corp.
6.00%, 02/01/35		150	179,983
Marsh & McLennan Companies Inc.
5.88%, 08/01/33		100	118,193
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/39[a]		290	463,753
MetLife Capital Trust X
9.25%, 04/08/68	(Call 04/08/33)[a]	100	137,000
MetLife Inc.
4.13%, 08/13/42		850	822,693
4.88%, 11/13/43		700	754,212
5.70%, 06/15/35		480	575,911
6.40%, 12/15/66	(Call 12/15/31)	290	323,509
6.50%, 12/15/32		251	326,621

7

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2014

Security		Principal (000s)	Value

Nationwide Mutual Insurance Co.
9.38%, 08/15/39[a]		$250	$390,591
New York Life Insurance Co.
5.88%, 05/15/33[a]		100	118,782
6.75%, 11/15/39[a]		340	457,556
Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40[a]		390	485,761
Pacific Life Insurance Co.
9.25%, 06/15/39[a]		285	431,824
Principal Financial Group Inc.
3.13%, 05/15/23[b]		130	127,682
6.05%, 10/15/36		150	183,940
Progressive Corp. (The)
6.25%, 12/01/32		730	942,877
Protective Life Corp.
8.45%, 10/15/39		190	271,120
Prudential Financial Inc.
5.40%, 06/13/35		165	187,163
5.70%, 12/14/36		251	296,419
5.90%, 03/17/36[b]		330	396,131
6.20%, 11/15/40		100	125,534
Series D
6.63%, 12/01/37		1,030	1,353,867
Swiss Re Treasury Corp.
4.25%, 12/06/42[a]		250	241,853
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39[a]		390	527,331
Travelers Companies Inc. (The)
5.35%, 11/01/40		540	633,429
6.25%, 06/15/37		323	417,124
6.75%, 06/20/36		50	68,187
Unum Group
5.75%, 08/15/42		100	116,253
Validus Holdings Ltd.
8.88%, 01/26/40		323	467,599
WR Berkley Corp.
6.25%, 02/15/37		50	60,322
XLIT Ltd.
6.25%, 05/15/27		75	89,343
6.38%, 11/15/24		50	60,884

			22,954,500
INTERNET SOFTWARE & SERVICES — 0.08%
eBay Inc.
4.00%, 07/15/42	(Call 01/15/42)	415	378,186

			378,186
IT SERVICES — 0.39%
HP Enterprise Services LLC
7.45%, 10/15/29		140	172,576
International Business Machines Corp.
4.00%, 06/20/42		638	616,779
5.60%, 11/30/39		227	273,102
7.00%, 10/30/25		250	332,607
Leidos Holdings Inc. Series 1
5.95%, 12/01/40	(Call 06/01/40)	285	290,974
Western Union Co. (The)
6.20%, 06/21/40		125	129,058

			1,815,096

Security		Principal (000s)	Value

LEISURE EQUIPMENT & PRODUCTS — 0.06%
Hasbro Inc.
6.35%, 03/15/40		$100	$119,057
Mattel Inc.
5.45%, 11/01/41	(Call 05/01/41)	150	163,369

			282,426
LIFE SCIENCES TOOLS & SERVICES — 0.11%
Thermo Fisher Scientific Inc.
5.30%, 02/01/44	(Call 08/01/43)	452	502,647

			502,647
MACHINERY — 0.81%
Caterpillar Inc.
3.80%, 08/15/42		345	319,626
4.30%, 05/15/44	(Call 11/15/43)	100	100,114
5.20%, 05/27/41		650	740,253
Cummins Inc.
4.88%, 10/01/43	(Call 04/01/43)[b]	500	552,250
Deere & Co.
3.90%, 06/09/42	(Call 12/09/41)	700	668,608
5.38%, 10/16/29		75	89,550
8.10%, 05/15/30		50	74,126
Dover Corp.
5.38%, 03/01/41	(Call 12/01/40)[b]	473	553,066
Illinois Tool Works Inc.
3.90%, 09/01/42	(Call 03/01/42)	200	190,028
4.88%, 09/15/41	(Call 03/15/41)	200	216,736
Transcontinental Gas Pipe Line Corp.
4.45%, 08/01/42	(Call 02/01/42)	285	287,138
5.40%, 08/15/41	(Call 02/15/41)	26	29,635

			3,821,130
MEDIA — 6.00%
21st Century Fox America Inc.
5.40%, 10/01/43		150	168,342
6.15%, 02/15/41[b]		325	396,632
6.20%, 12/15/34		350	426,896
6.40%, 12/15/35		230	287,906
6.55%, 03/15/33		200	246,292
6.65%, 11/15/37		1,320	1,687,132
7.70%, 10/30/25		250	331,669
7.85%, 03/01/39		75	105,512
8.15%, 10/17/36		75	106,164
8.88%, 04/26/23		50	67,788
CBS Corp.
4.85%, 07/01/42	(Call 01/01/42)[b]	250	249,879
7.88%, 07/30/30		730	983,941
Comcast Corp.
4.25%, 01/15/33		1,360	1,400,139
4.65%, 07/15/42		350	363,275
4.75%, 03/01/44		250	263,864
6.40%, 03/01/40		425	544,032
6.45%, 03/15/37		480	613,055
6.95%, 08/15/37		1,090	1,463,718
COX Communications Inc.
8.38%, 03/01/39[a]		455	639,893
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.15%, 03/15/42		480	506,131

8

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2014

Security		Principal (000s)	Value

6.35%, 03/15/40		$250	$297,642
6.38%, 03/01/41		785	948,068
Discovery Communications LLC
4.88%, 04/01/43[b]		500	501,670
6.35%, 06/01/40		400	481,192
Grupo Televisa SAB de CV
6.63%, 03/18/25[b]		100	122,347
6.63%, 01/15/40		255	311,797
Historic TW Inc.
6.63%, 05/15/29		605	772,305
NBCUniversal Media LLC
4.45%, 01/15/43		150	150,892
5.95%, 04/01/41		510	622,398
6.40%, 04/30/40		725	928,764
TCI Communications Inc.
7.13%, 02/15/28		100	132,612
7.88%, 02/15/26		200	279,215
Thomson Reuters Corp.
5.50%, 08/15/35		150	160,683
5.65%, 11/23/43	(Call 05/23/43)	250	275,203
5.85%, 04/15/40		100	111,583
Time Warner Cable Inc.
5.50%, 09/01/41	(Call 03/01/41)	321	355,297
5.88%, 11/15/40	(Call 05/15/40)	700	817,521
6.55%, 05/01/37		450	559,926
6.75%, 06/15/39		280	361,339
7.30%, 07/01/38		1,150	1,547,011
Time Warner Entertainment Co. LP
8.38%, 07/15/33		327	478,891
Time Warner Inc.
4.65%, 06/01/44	(Call 12/01/43)	500	495,762
6.10%, 07/15/40		225	268,912
6.25%, 03/29/41		550	672,123
6.50%, 11/15/36		450	556,334
7.63%, 04/15/31		765	1,061,809
7.70%, 05/01/32		750	1,046,017
Viacom Inc.
5.25%, 04/01/44	(Call 10/01/43)	350	369,312
5.85%, 09/01/43	(Call 03/01/43)	600	687,041
6.88%, 04/30/36		505	643,386
Walt Disney Co. (The)
4.38%, 08/16/41		240	251,033
7.00%, 03/01/32		100	138,584
Series E
4.13%, 12/01/41		600	597,266
WPP Finance 2010
5.63%, 11/15/43		350	387,400

			28,243,595
METALS & MINING — 2.50%
Barrick Gold Corp.
5.25%, 04/01/42[b]		450	422,890
Barrick North America Finance LLC
5.70%, 05/30/41		387	384,206
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39		505	510,725
BHP Billiton Finance (USA) Ltd.
4.13%, 02/24/42		530	514,788
5.00%, 09/30/43		850	931,582
Cliffs Natural Resources Inc.
6.25%, 10/01/40[b]		195	168,886
Freeport-McMoRan Copper & Gold Inc.
5.45%, 03/15/43	(Call 09/15/42)	925	951,614

Security		Principal (000s)	Value

Glencore Finance Canada Ltd.
6.00%, 11/15/41[a]		$295	$319,153
Newmont Mining Corp.
4.88%, 03/15/42	(Call 09/15/41)	400	346,590
6.25%, 10/01/39		603	614,297
Nucor Corp.
6.40%, 12/01/37		150	183,521
Reliance Steel & Aluminum Co.
6.85%, 11/15/36		100	112,365
Rio Tinto Alcan Inc.
7.25%, 03/15/31		75	97,301
Rio Tinto Finance (USA) Ltd.
5.20%, 11/02/40		625	683,698
7.13%, 07/15/28		240	313,645
Rio Tinto Finance (USA) PLC
4.13%, 08/21/42	(Call 02/21/42)	550	516,949
Southern Copper Corp.
5.25%, 11/08/42[b]		380	351,889
6.75%, 04/16/40		125	135,786
7.50%, 07/27/35[b]		540	628,882
Teck Resources Ltd.
6.00%, 08/15/40	(Call 02/15/40)	230	241,468
6.13%, 10/01/35		100	106,440
6.25%, 07/15/41	(Call 01/15/41)	520	566,591
Vale Canada Ltd.
7.20%, 09/15/32		50	55,927
Vale Overseas Ltd.
6.88%, 11/21/36		830	921,908
6.88%, 11/10/39		790	882,560
8.25%, 01/17/34		237	296,298
Vale SA
5.63%, 09/11/42		510	497,415

			11,757,374
MULTI-UTILITIES — 1.34%
CMS Energy Corp.
4.88%, 03/01/44	(Call 09/01/43)	450	477,261
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44	(Call 09/15/43)	550	566,282
5.50%, 12/01/39		240	287,143
5.70%, 06/15/40		160	195,368
Series 05-A
5.30%, 03/01/35		50	57,843
Series 06-A
5.85%, 03/15/36		50	61,835
Series 06-B
6.20%, 06/15/36		50	64,424
Series 06-E
5.70%, 12/01/36		50	60,821
Series 08-B
6.75%, 04/01/38		340	461,333
Dominion Resources Inc.
6.30%, 03/15/33		175	217,623
7.00%, 06/15/38		50	67,583
Series B
5.95%, 06/15/35		600	719,973
DTE Energy Co.
6.38%, 04/15/33		30	38,064
Public Service Electric & Gas Co.
3.95%, 05/01/42	(Call 11/01/41)	155	152,599
5.80%, 05/01/37		325	406,956
Series I
4.00%, 06/01/44	(Call 12/01/43)	500	490,253

9

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2014

Security		Principal (000s)	Value

Puget Sound Energy Inc.
4.43%, 11/15/41	(Call 05/15/41)	$25	$26,398
5.48%, 06/01/35		50	59,256
5.64%, 04/15/41	(Call 10/15/40)	330	408,872
5.80%, 03/15/40		25	31,643
6.72%, 06/15/36		50	68,172
San Diego Gas & Electric Co.
4.30%, 04/01/42	(Call 10/01/41)	150	155,377
4.50%, 08/15/40		200	214,676
5.35%, 05/15/40		75	90,526
6.13%, 09/15/37		100	131,029
Sempra Energy
6.00%, 10/15/39		510	633,665
Veolia Environnement SA
6.75%, 06/01/38		150	183,009

			6,327,984
MULTILINE RETAIL — 0.65%
Kohl’s Corp.
6.88%, 12/15/37		150	184,984
Macy’s Retail Holdings Inc.
4.30%, 02/15/43	(Call 08/15/42)	476	450,955
6.65%, 07/15/24		240	295,227
Nordstrom Inc.
5.00%, 01/15/44	(Call 07/15/43)[a,b]	131	142,394
6.95%, 03/15/28		100	127,363
Target Corp.
4.00%, 07/01/42		910	854,007
6.50%, 10/15/37		100	129,017
7.00%, 01/15/38		650	882,131

			3,066,078
OFFICE ELECTRONICS — 0.01%
Xerox Corp.
6.75%, 12/15/39		50	60,376

			60,376
OIL, GAS & CONSUMABLE FUELS — 9.17%
Alberta Energy Co. Ltd.
7.38%, 11/01/31		100	130,667
8.13%, 09/15/30		75	102,187
Anadarko Finance Co.
7.50%, 05/01/31		330	448,555
Anadarko Petroleum Corp.
6.20%, 03/15/40		330	409,626
6.45%, 09/15/36		820	1,032,268
Apache Corp.
4.75%, 04/15/43	(Call 10/15/42)	800	838,026
5.10%, 09/01/40	(Call 03/01/40)	285	313,356
6.00%, 01/15/37		811	988,639
Buckeye Partners LP
5.85%, 11/15/43	(Call 05/15/43)	375	420,189
Burlington Resources Finance Co.
7.20%, 08/15/31		400	555,390
Canadian Natural Resources Ltd.
6.25%, 03/15/38		1,080	1,349,938
Cenovus Energy Inc.
4.45%, 09/15/42	(Call 03/15/42)	150	149,442
5.20%, 09/15/43	(Call 03/15/43)	250	274,712
6.75%, 11/15/39		345	449,764

Security		Principal (000s)	Value

Colonial Pipeline Co.
4.20%, 04/15/43	(Call 10/15/42)[a]	$250	$249,868
ConocoPhillips
5.90%, 05/15/38		465	591,648
6.50%, 02/01/39		1,055	1,426,764
6.95%, 04/15/29		1,442	1,988,701
Continental Resources Inc.
4.90%, 06/01/44	(Call 12/01/43)[a]	145	149,999
DCP Midstream LLC
8.13%, 08/16/30		350	456,436
DCP Midstream Operating LP
5.60%, 04/01/44	(Call 10/01/43)	250	276,292
Devon Energy Corp.
4.75%, 05/15/42	(Call 11/15/41)[b]	1,200	1,236,815
5.60%, 07/15/41	(Call 01/15/41)	50	58,197
Devon Financing Corp. ULC
7.88%, 09/30/31		352	494,738
El Paso Pipeline Partners Operating Co. LLC
7.50%, 11/15/40		255	332,849
Enable Midstream Partners LP
5.00%, 05/15/44	(Call 11/15/43)[a]	100	101,201
Enbridge Energy Partners LP Series B
7.50%, 04/15/38		260	349,840
Enbridge Inc.
4.50%, 06/10/44	(Call 12/10/43)	200	198,275
Encana Corp.
5.15%, 11/15/41	(Call 05/15/41)[b]	200	215,966
6.50%, 08/15/34		170	209,541
6.50%, 02/01/38		170	213,317
7.20%, 11/01/31		75	96,564
Energy Transfer Partners LP
6.05%, 06/01/41	(Call 12/01/40)	360	405,657
6.50%, 02/01/42	(Call 08/01/41)	855	1,012,441
6.63%, 10/15/36[b]		190	225,732
7.60%, 02/01/24	(Call 11/01/23)	75	93,344
Eni USA Inc.
7.30%, 11/15/27		100	134,596
EnLink Midstream Partners LP
5.60%, 04/01/44	(Call 10/01/43)	250	278,606
Enterprise Products Operating LLC
4.45%, 02/15/43	(Call 08/15/42)	750	735,301
4.85%, 08/15/42	(Call 02/15/42)	250	258,006
5.10%, 02/15/45	(Call 08/15/44)	400	428,821
5.70%, 02/15/42		370	429,944
5.95%, 02/01/41		175	209,760
6.13%, 10/15/39		60	72,965
7.55%, 04/15/38		100	139,839
Series D
6.88%, 03/01/33		100	129,953
Series H
6.65%, 10/15/34		100	127,171
Hess Corp.
5.60%, 02/15/41		1,025	1,177,610
7.13%, 03/15/33		330	436,852
7.30%, 08/15/31		25	32,949
Husky Energy Inc.
4.00%, 04/15/24	(Call 01/15/24)	150	156,745
Kinder Morgan Energy Partners LP
5.00%, 08/15/42	(Call 02/15/42)	250	247,263
5.50%, 03/01/44	(Call 09/01/43)	525	556,439
5.80%, 03/15/35		900	991,957
6.38%, 03/01/41		230	268,670
6.95%, 01/15/38		422	522,201

10

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2014

Security		Principal (000s)	Value

7.40%, 03/15/31		$100	$125,808
7.75%, 03/15/32[b]		100	130,268
Magellan Midstream Partners LP
5.15%, 10/15/43	(Call 04/15/43)	300	325,546
Marathon Oil Corp.
6.60%, 10/01/37[b]		405	524,036
Marathon Petroleum Corp.
6.50%, 03/01/41	(Call 09/01/40)	475	598,145
Motiva Enterprises LLC
6.85%, 01/15/40[a]		200	265,717
Murphy Oil Corp.
7.05%, 05/01/29		100	118,937
Noble Energy Inc.
5.25%, 11/15/43	(Call 05/15/43)	600	662,112
6.00%, 03/01/41	(Call 09/01/40)	260	314,611
ONEOK Partners LP
6.13%, 02/01/41	(Call 08/01/40)	355	416,769
6.85%, 10/15/37		300	379,711
Petro-Canada
5.35%, 07/15/33		100	112,843
6.80%, 05/15/38		126	167,919
Phillips 66
5.88%, 05/01/42		395	480,606
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44	(Call 12/15/43)	250	255,083
5.15%, 06/01/42	(Call 12/01/41)	650	708,357
6.65%, 01/15/37		75	95,439
Shell International Finance BV
4.55%, 08/12/43		750	794,806
5.50%, 03/25/40		350	419,203
6.38%, 12/15/38		867	1,148,705
Spectra Energy Capital LLC
7.50%, 09/15/38		100	126,565
Spectra Energy Partners LP
5.95%, 09/25/43	(Call 03/25/43)	850	1,013,906
Suncor Energy Inc.
5.95%, 12/01/34		150	180,430
6.50%, 06/15/38		697	897,652
6.85%, 06/01/39		575	775,154
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44	(Call 10/01/43)	550	579,323
6.10%, 02/15/42		150	172,773
Talisman Energy Inc.
6.25%, 02/01/38		175	202,116
7.25%, 10/15/27		200	245,514
Texas Eastern Transmission LP
7.00%, 07/15/32		100	130,842
TransCanada PipeLines Ltd.
4.63%, 03/01/34	(Call 12/01/33)	1,100	1,166,025
5.60%, 03/31/34		100	116,880
5.85%, 03/15/36		100	120,604
6.20%, 10/15/37		209	262,388
7.25%, 08/15/38		355	495,166
7.63%, 01/15/39		400	579,211
Valero Energy Corp.
6.63%, 06/15/37		607	758,109
7.50%, 04/15/32		355	471,494
Western Gas Partners LP
5.45%, 04/01/44	(Call 10/01/43)	250	270,843
Williams Companies Inc. (The)
8.75%, 03/15/32		318	405,262
Williams Partners LP
5.40%, 03/04/44	(Call 09/04/43)	500	536,193
6.30%, 04/15/40		240	286,050

Security		Principal (000s)	Value

XTO Energy Inc.
6.75%, 08/01/37		$100	$144,114

			43,163,827
PAPER & FOREST PRODUCTS — 0.40%
Domtar Corp.
6.75%, 02/15/44	(Call 08/15/43)	250	291,360
Georgia-Pacific LLC
7.75%, 11/15/29		420	576,088
International Paper Co.
6.00%, 11/15/41	(Call 05/15/41)[b]	555	667,201
7.30%, 11/15/39		50	68,777
Westvaco Corp.
8.20%, 01/15/30		225	292,196

			1,895,622
PERSONAL PRODUCTS — 0.04%
Estee Lauder Companies Inc. (The)
3.70%, 08/15/42		200	181,620

			181,620
PHARMACEUTICALS — 3.53%
AbbVie Inc.
4.40%, 11/06/42		785	787,141
Actavis Inc.
4.63%, 10/01/42	(Call 04/01/42)	530	527,651
AstraZeneca PLC
4.00%, 09/18/42		700	670,848
6.45%, 09/15/37		737	955,277
Bristol-Myers Squibb Co.
5.88%, 11/15/36		320	392,996
6.13%, 05/01/38		479	620,437
Eli Lilly and Co.
4.65%, 06/15/44	(Call 12/15/43)	100	106,263
5.50%, 03/15/27		500	597,329
5.55%, 03/15/37		375	449,803
6.77%, 01/01/36		200	268,552
GlaxoSmithKline Capital Inc.
5.38%, 04/15/34		225	265,647
6.38%, 05/15/38		862	1,124,226
Johnson & Johnson
4.38%, 12/05/33	(Call 06/05/33)	700	757,792
4.95%, 05/15/33		150	173,967
5.95%, 08/15/37		825	1,061,791
Merck & Co. Inc.
4.15%, 05/18/43		800	790,290
6.40%, 03/01/28		100	129,286
6.55%, 09/15/37		655	875,907
Mylan Inc.
5.40%, 11/29/43	(Call 05/29/43)	250	270,340
Novartis Capital Corp.
3.40%, 05/06/24		600	611,803
3.70%, 09/21/42		300	279,385
4.40%, 05/06/44		350	362,281
Perrigo Co. PLC
5.30%, 11/15/43	(Call 05/15/43)[a]	250	269,317
Pfizer Inc.
4.40%, 05/15/44		245	249,809
7.20%, 03/15/39		1,079	1,518,986
Schering-Plough Corp./Merck & Co. Inc.
6.50%, 12/01/33		345	461,381

11

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2014

Security		Principal (000s)	Value

Teva Pharmaceutical Finance LLC
6.15%, 02/01/36[b]		$480	$573,691
Wyeth LLC
5.95%, 04/01/37		610	755,090
6.45%, 02/01/24[b]		150	186,587
Zoetis Inc.
4.70%, 02/01/43	(Call 08/01/42)	527	544,308

			16,638,181
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.46%
HCP Inc.
6.75%, 02/01/41	(Call 08/01/40)	350	465,358
Health Care REIT Inc.
5.13%, 03/15/43	(Call 09/15/42)	90	96,490
6.50%, 03/15/41	(Call 09/15/40)	300	383,225
Simon Property Group LP
6.75%, 02/01/40	(Call 11/01/39)	250	342,530
Weyerhaeuser Co.
7.38%, 03/15/32		655	872,810

			2,160,413
ROAD & RAIL — 2.03%
Burlington Northern Santa Fe LLC
4.38%, 09/01/42	(Call 03/01/42)	530	525,895
4.40%, 03/15/42	(Call 09/15/41)	426	424,421
4.90%, 04/01/44	(Call 10/01/43)	200	214,219
5.15%, 09/01/43	(Call 03/01/43)	750	832,939
5.40%, 06/01/41	(Call 12/01/40)	400	459,848
5.75%, 05/01/40	(Call 11/01/39)	200	239,635
6.15%, 05/01/37		150	185,818
6.20%, 08/15/36		100	124,140
Canadian National Railway Co.
3.50%, 11/15/42	(Call 05/15/42)	445	401,580
6.20%, 06/01/36		170	219,570
6.25%, 08/01/34		50	64,461
6.38%, 11/15/37		58	76,774
6.90%, 07/15/28		50	67,220
Canadian Pacific Railway Co.
7.13%, 10/15/31		190	252,586
Con–way Inc.
6.70%, 05/01/34		200	221,004
CSX Corp.
4.10%, 03/15/44	(Call 09/15/43)[b]	750	711,270
4.40%, 03/01/43	(Call 09/01/42)	26	25,902
4.75%, 05/30/42	(Call 11/30/41)	567	598,192
5.50%, 04/15/41	(Call 10/15/40)	70	81,414
6.00%, 10/01/36		140	172,021
6.22%, 04/30/40		105	133,158
ERAC USA Finance LLC
5.63%, 03/15/42[a]		250	283,410
7.00%, 10/15/37[a]		230	302,432
GATX Corp.
5.20%, 03/15/44	(Call 09/15/43)	350	378,648
Norfolk Southern Corp.
4.80%, 08/15/43	(Call 02/15/43)	600	645,739
4.84%, 10/01/41		558	597,168
5.59%, 05/17/25		100	114,301
5.64%, 05/17/29		100	117,366
6.00%, 05/23/11		325	391,543
Union Pacific Corp.
4.30%, 06/15/42	(Call 12/15/41)	380	385,979
5.78%, 07/15/40		25	30,443

Security		Principal (000s)	Value

6.63%, 02/01/29		$207	$272,324

			9,551,420
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.31%
Applied Materials Inc.
5.85%, 06/15/41		190	223,798
Intel Corp.
4.00%, 12/15/32		530	529,792
4.80%, 10/01/41		650	696,139

			1,449,729
SOFTWARE — 0.81%
Microsoft Corp.
3.75%, 05/01/43	(Call 11/01/42)	100	93,572
4.50%, 10/01/40		430	452,317
4.88%, 12/15/43	(Call 06/15/43)	650	717,043
5.20%, 06/01/39		111	128,020
5.30%, 02/08/41		250	294,174
Oracle Corp.
5.38%, 07/15/40		840	981,853
6.13%, 07/08/39		920	1,165,724

			3,832,703
SPECIALTY RETAIL — 0.82%
Home Depot Inc. (The)
4.88%, 02/15/44	(Call 08/15/43)	750	819,576
5.88%, 12/16/36		361	444,139
5.95%, 04/01/41	(Call 10/01/40)	800	1,005,446
Lowe’s Companies Inc.
4.65%, 04/15/42	(Call 10/15/41)	519	548,641
5.00%, 09/15/43	(Call 03/15/43)	250	275,074
5.80%, 04/15/40	(Call 10/15/39)	590	720,655
6.88%, 02/15/28		50	64,140

			3,877,671
TEXTILES, APPAREL & LUXURY GOODS — 0.13%
Cintas Corp. No. 2
6.15%, 08/15/36		207	252,863
NIKE Inc.
3.63%, 05/01/43	(Call 11/01/42)	250	231,872
VF Corp.
6.45%, 11/01/37		100	127,988

			612,723
TOBACCO — 1.04%
Altria Group Inc.
4.25%, 08/09/42		250	230,937
5.38%, 01/31/44		600	651,867
9.95%, 11/10/38[b]		427	704,637
10.20%, 02/06/39		135	227,573
Lorillard Tobacco Co.
7.00%, 08/04/41[b]		140	170,267
Philip Morris International Inc.
4.88%, 11/15/43[b]		900	972,834
6.38%, 05/16/38		811	1,036,298
Reynolds American Inc.
6.15%, 09/15/43[b]		350	404,181

12

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2014

Security		Principal (000s)	Value

7.25%, 06/15/37		$403	$503,502

			4,902,096
WATER UTILITIES — 0.10%
American Water Capital Corp.
6.59%, 10/15/37		223	296,179
United Utilities PLC
6.88%, 08/15/28		150	180,772

			476,951
WIRELESS TELECOMMUNICATION SERVICES — 1.25%
Alltel Corp.
7.88%, 07/01/32		190	263,691
America Movil SAB de CV
6.13%, 03/30/40		550	650,509
6.38%, 03/01/35[b]		575	691,125
AT&T Mobility LLC
7.13%, 12/15/31		200	261,662
ENTEL Chile SA
4.88%, 10/30/24[a]		900	940,927
New Cingular Wireless Services Inc.
8.75%, 03/01/31		205	306,582
Rogers Communications Inc.
5.00%, 03/15/44	(Call 09/15/43)	750	780,525
7.50%, 08/15/38		140	190,188
United States Cellular Corp.
6.70%, 12/15/33		150	151,580
Vodafone Group PLC
4.38%, 02/19/43		230	216,103
6.15%, 02/27/37		961	1,131,400
6.25%, 11/30/32		50	60,038
7.88%, 02/15/30		174	240,477

			5,884,807

TOTAL CORPORATE BONDS & NOTES (Cost: $370,879,119)			379,361,378

FOREIGN AGENCY OBLIGATIONS[e] — 5.19%

BRAZIL — 0.49%
Petrobras International Finance Co.
6.75%, 01/27/41[b]		1,385	1,440,479
6.88%, 01/20/40		830	871,500

			2,311,979
CANADA — 1.00%
British Columbia (Province of)
6.50%, 01/15/26		200	264,572
CDP Financial Inc.
5.60%, 11/25/39[a]		250	313,400
CNOOC Nexen Finance 2014 ULC
4.88%, 04/30/44		500	512,903
Hydro-Quebec
8.05%, 07/07/24		325	451,454
9.50%, 11/15/30		200	321,482
Nexen Energy ULC
6.40%, 05/15/37		264	311,575
7.50%, 07/30/39		175	234,045
7.88%, 03/15/32		160	217,843

Security	Principal (000s)	Value

Quebec (Province of)
7.13%, 02/09/24	$240	$313,985
7.50%, 09/15/29	1,225	1,750,047

		4,691,306
CHILE — 0.13%
Codelco Inc.
4.25%, 07/17/42[a]	400	363,761
5.63%, 10/18/43[a]	250	275,019

		638,780
CHINA — 0.21%
CNOOC Finance 2011 Ltd.
5.75%, 01/26/41[a,b]	200	235,689
CNOOC Finance 2012 Ltd.
5.00%, 05/02/42[a]	250	264,281
Sinochem Overseas Capital Co. Ltd.
6.30%, 11/12/40[a]	200	229,736
Sinopec Group Overseas Development 2012 Ltd.
4.88%, 05/17/42[a]	250	254,688

		984,394
COLOMBIA — 0.20%
Ecopetrol SA
7.38%, 09/18/43[b]	750	922,500

		922,500
FRANCE — 0.33%
Electricite de France SA
5.60%, 01/27/40[a]	180	206,546
6.95%, 01/26/39[a]	1,030	1,369,203

		1,575,749
GERMANY — 0.15%
KfW
0.00%, 04/18/36	450	210,465
0.00%, 06/29/37	1,080	491,962

		702,427
INDONESIA — 0.24%
PT Pertamina (Persero) Tbk
6.00%, 05/03/42[a]	1,200	1,152,000

		1,152,000
ITALY — 0.07%
Lombardy (Region of)
5.80%, 10/25/32	305	314,803

		314,803
KAZAKHSTAN — 0.16%
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[a]	250	281,300
KazMunayGas National Co. JSC
5.75%, 04/30/43[a]	500	484,375

		765,675

13

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

MEXICO — 0.94%
Petroleos Mexicanos
5.50%, 06/27/44	$1,775	$1,830,469
6.50%, 06/02/41	450	526,050
6.63%, 06/15/35	1,755	2,053,350

		4,409,869
NORWAY — 0.48%
Statoil ASA
4.80%, 11/08/43[b]	1,250	1,382,088
5.10%, 08/17/40	380	434,468
6.50%, 12/01/28[a]	100	129,129
6.80%, 01/15/28	75	98,201
7.15%, 01/15/29	100	135,841
7.75%, 06/15/23	50	67,499

		2,247,226
QATAR — 0.10%
Ooredoo International Finance Ltd.
5.00%, 10/19/25[a]	200	215,000
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.33%, 09/30/27[a]	250	283,202

		498,202
RUSSIA — 0.24%
Gazprom OAO Via Gaz Capital SA
7.29%, 08/16/37[a]	300	328,500
8.63%, 04/28/34[a]	450	547,312
Vnesheconombank Via VEB Finance PLC
6.80%, 11/22/25 [a]	250	260,625

		1,136,437
SINGAPORE — 0.05%
Temasek Financial I Ltd.
3.38%, 07/23/42[a]	250	217,271

		217,271
SOUTH KOREA — 0.07%
Korea Gas Corp.
6.25%, 01/20/42[a]	250	325,299

		325,299
SUPRANATIONAL — 0.17%
Asian Development Bank
5.82%, 06/16/28	440	560,471
Inter-American Development Bank
3.88%, 10/28/41	245	247,288

		807,759
UNITED ARAB EMIRATES — 0.16%
Abu Dhabi National Energy Co.
6.50%, 10/27/36[a]	300	361,500

Security		Principal (000s)	Value

DP World Ltd.
6.85%, 07/02/37[a,b]		$350	$394,100

			755,600
TOTAL FOREIGN AGENCY OBLIGATIONS (Cost: $24,472,782)			24,457,276

FOREIGN GOVERNMENT OBLIGATIONS[e] — 11.96%

BRAZIL — 1.60%
Brazil (Federative Republic of)
4.25%, 01/07/25		500	510,000
5.63%, 01/07/41[b]		200	216,000
7.13%, 01/20/37		630	800,100
8.25%, 01/20/34		980	1,368,325
8.75%, 02/04/25		1,000	1,407,500
8.88%, 04/15/24		688	970,080
10.13%, 05/15/27		786	1,248,757
11.00%, 08/17/40	(Call 08/17/15)[b]	920	1,032,240

			7,553,002
CHILE — 0.11%
Chile (Republic of)
3.63%, 10/30/42		575	508,300

			508,300
COLOMBIA — 0.58%
Colombia (Republic of)
5.63%, 02/26/44	(Call 08/26/43)[b]	800	901,000
6.13%, 01/18/41[b]		650	776,750
7.38%, 09/18/37		500	681,250
8.13%, 05/21/24[b]		275	372,625

			2,731,625
INDONESIA — 0.78%
Indonesia (Republic of)
5.25%, 01/17/42[a]		750	732,187
7.75%, 01/17/38[a]		700	894,250
8.50%, 10/12/35[a]		1,500	2,038,125

			3,664,562
ISRAEL — 0.08%
Israel (State of)
4.00%, 06/30/22[b]		350	374,500

			374,500
ITALY — 0.21%
Italy (Republic of)
5.38%, 06/15/33		242	275,970
6.88%, 09/27/23		580	731,555

			1,007,525
MEXICO — 1.76%
United Mexican States
4.75%, 03/08/44[b]		1,050	1,071,000
5.75%, 10/12/49		430	460,100

14

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

6.05%, 01/11/40	$520	$629,200
6.75%, 09/27/34[b]	1,525	1,980,594
7.50%, 04/08/33[b]	1,652	2,292,150
8.30%, 08/15/31	1,255	1,844,850

		8,277,894
PANAMA — 0.51%
Panama (Republic of)
6.70%, 01/26/36[b]	830	1,033,350
7.13%, 01/29/26	700	896,000
9.38%, 04/01/29[b]	330	493,350

		2,422,700
PERU — 0.70%
Peru (Republic of)
5.63%, 11/18/50	950	1,079,675
6.55%, 03/14/37	170	216,155
7.35%, 07/21/25[b]	700	930,125
8.75%, 11/21/33	700	1,078,000

		3,303,955
PHILIPPINES — 1.51%
Philippines (Republic of the)
5.00%, 01/13/37[b]	1,750	1,988,525
5.50%, 03/30/26	200	233,250
6.38%, 01/15/32[b]	1,300	1,642,875
6.38%, 10/23/34	1,900	2,462,875
10.63%, 03/16/25	500	795,000

		7,122,525
QATAR — 0.16%
Qatar (Kingdom of)
5.75%, 01/20/42[a]	200	232,500
6.40%, 01/20/40[a]	400	502,000

		734,500
RUSSIA — 1.72%
Russian Federation (The)
5.63%, 04/04/42[a,b]	1,200	1,245,000
7.50%, 03/31/30[a,c]	5,142	5,969,409
12.75%, 06/24/28[a]	500	861,750

		8,076,159
SOUTH AFRICA — 0.23%
South Africa (Republic of)
4.67%, 01/17/24[b]	500	517,500
6.25%, 03/08/41	500	584,375

		1,101,875
TURKEY — 1.55%
Turkey (Republic of)
6.88%, 03/17/36[b]	400	475,000
7.25%, 03/05/38[b]	2,100	2,604,000
7.38%, 02/05/25	625	759,375
8.00%, 02/14/34	1,000	1,317,500

Security	Principal or Shares (000s)	Value

11.88%, 01/15/30	$1,250	$2,146,250

		7,302,125
URUGUAY — 0.46%
Uruguay (Republic of)
4.50%, 08/14/24	1,000	1,065,000
7.63%, 03/21/36	815	1,106,363

		2,171,363

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $56,991,402)		56,352,610

SHORT-TERM INVESTMENTS — 7.44%

MONEY MARKET FUNDS — 7.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[f,g,h]	25,392	25,392,046
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[f,g,h]	2,004	2,003,567
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	7,637	7,637,174

		35,032,787

TOTAL SHORT-TERM INVESTMENTS (Cost: $35,032,787)		35,032,787

TOTAL INVESTMENTS IN SECURITIES — 105.14% (Cost: $487,376,090)		495,204,051
Other Assets, Less Liabilities — (5.14)%		(24,226,887)

NET ASSETS — 100.00%		$470,977,164

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Investments are denominated in U.S. dollars.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

15

Schedule of Investments (Unaudited)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 81.48%

AEROSPACE & DEFENSE — 0.35%
Boeing Co. (The)
3.75%, 11/20/16	$2,330	$2,495,466
General Dynamics Corp.
1.00%, 11/15/17[a]	2,000	1,978,517
2.25%, 07/15/16	6,200	6,412,953
Honeywell International Inc.
5.30%, 03/15/17	2,000	2,233,629
5.40%, 03/15/16[a]	2,535	2,756,480
L-3 Communications Corp.
1.50%, 05/28/17	1,550	1,555,933
Lockheed Martin Corp.
2.13%, 09/15/16	15,565	16,035,971
7.65%, 05/01/16	1,000	1,120,449
Precision Castparts Corp.
0.70%, 12/20/15	10,890	10,925,624
Textron Inc.
4.63%, 09/21/16	126	135,161

		45,650,183
AUTO COMPONENTS — 0.03%
Johnson Controls Inc.
2.60%, 12/01/16[a]	4,000	4,133,682

		4,133,682
BEVERAGES — 1.89%
Anheuser-Busch Companies LLC
5.05%, 10/15/16	5,000	5,468,763
Anheuser-Busch InBev Finance Inc.
0.80%, 01/15/16	21,772	21,881,519
1.13%, 01/27/17[a]	28,270	28,437,228
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	21,250	21,347,868
2.88%, 02/15/16[a]	2,000	2,079,229
Beam Suntory Inc.
1.88%, 05/15/17	4,000	4,038,680
5.38%, 01/15/16	3,261	3,486,776
Brown-Forman Corp.
1.00%, 01/15/18	3,000	2,950,559
2.50%, 01/15/16	150	154,795
Coca-Cola Co. (The)
0.75%, 11/01/16	23,000	23,033,963
1.50%, 11/15/15	4,250	4,318,512
1.80%, 09/01/16	17,782	18,242,696
Coca-Cola Enterprises Inc.
2.00%, 08/19/16	6,000	6,144,729
2.13%, 09/15/15	2,730	2,783,780
Diageo Capital PLC
0.63%, 04/29/16	20,630	20,628,714
1.50%, 05/11/17	4,594	4,648,561
5.50%, 09/30/16	5,000	5,536,774
Diageo Finance BV
5.30%, 10/28/15	5,120	5,469,081

Security		Principal (000s)	Value

Dr Pepper Snapple Group Inc.
2.90%, 01/15/16		$12,100	$12,530,935
PepsiCo Inc.
0.70%, 08/13/15		11,000	11,034,413
0.70%, 02/26/16		13,000	13,047,517
0.95%, 02/22/17		3,000	3,001,687
1.25%, 08/13/17[a]		5,000	5,025,233
2.50%, 05/10/16		18,623	19,305,638

			244,597,650
BIOTECHNOLOGY — 0.57%
Amgen Inc.
1.25%, 05/22/17		15,000	15,031,045
2.13%, 05/15/17		5,000	5,117,896
2.30%, 06/15/16		8,000	8,193,298
2.50%, 11/15/16[a]		18,604	19,284,598
Celgene Corp.
1.90%, 08/15/17[a]		2,000	2,032,551
2.45%, 10/15/15		915	936,975
Genentech Inc.
4.75%, 07/15/15		10,600	11,117,180
Genzyme Corp.
3.63%, 06/15/15		4,000	4,129,855
Gilead Sciences Inc.
3.05%, 12/01/16		7,000	7,359,075

			73,202,473
CAPITAL MARKETS — 11.04%
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15	(Call 09/23/15)	10,700	10,739,376
0.70%, 03/04/16	(Call 02/03/16)	12,677	12,683,675
1.97%, 06/20/17[b]		3,000	3,070,854
2.30%, 07/28/16		13,000	13,411,206
2.95%, 06/18/15[a]		9,000	9,242,628
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.55%, 01/22/17[a]		2,308	2,553,033
Charles Schwab Corp. (The)
0.85%, 12/04/15		3,500	3,508,480
Credit Suisse (USA) Inc.
5.13%, 08/15/15		15,248	16,077,656
5.38%, 03/02/16[a]		13,425	14,404,176
Deutsche Bank AG London
1.35%, 05/30/17		10,000	10,020,820
3.25%, 01/11/16[a]		31,800	33,102,836
Series 3FXD
1.40%, 02/13/17[a]		18,385	18,497,478
European Investment Bank
0.50%, 08/15/16		77,700	77,723,124
0.63%, 04/15/16		90,600	91,013,344
0.88%, 04/18/17		50,000	50,083,015
1.00%, 07/15/15		28,900	29,143,037
1.13%, 12/15/16[a]		52,500	53,129,717
1.25%, 10/14/16		60,150	61,084,575
1.38%, 10/20/15		28,000	28,417,043
1.63%, 09/01/15		48,650	49,464,523
1.75%, 03/15/17		30,000	30,814,386
2.13%, 07/15/16		40,000	41,402,488
2.25%, 03/15/16		41,500	42,895,201
2.50%, 05/16/16		40,750	42,403,146
4.88%, 02/16/16		3,500	3,769,488

16

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2014

Security		Principal (000s)	Value

4.88%, 01/17/17		$35,000	$38,779,832
5.13%, 09/13/16		36,500	40,277,429
Goldman Sachs Group Inc. (The)
1.60%, 11/23/15		22,000	22,261,851
3.63%, 02/07/16		103,945	108,633,025
3.70%, 08/01/15		40,233	41,590,483
5.35%, 01/15/16		27,885	29,888,818
5.63%, 01/15/17		9,110	10,043,067
5.75%, 10/01/16[a]		8,644	9,544,403
International Finance Corp.
0.50%, 05/15/15		2,000	2,006,026
0.50%, 05/16/16		18,200	18,237,401
0.63%, 11/15/16		17,750	17,762,334
1.13%, 11/23/16		22,000	22,292,818
2.13%, 11/17/17		10,000	10,364,831
2.25%, 04/11/16		29,000	30,006,184
Jefferies Group LLC
3.88%, 11/09/15		1,138	1,182,317
5.50%, 03/15/16		2,082	2,234,612
Morgan Stanley
1.75%, 02/25/16		26,126	26,489,651
3.45%, 11/02/15		14,286	14,831,958
3.80%, 04/29/16[a]		41,110	43,276,675
4.00%, 07/24/15		10,403	10,795,939
4.75%, 03/22/17		33,425	36,459,697
5.38%, 10/15/15		24,685	26,244,597
5.45%, 01/09/17[a]		14,488	15,984,338
5.75%, 10/18/16		23,285	25,724,169
5.95%, 12/28/17		6,000	6,847,339
Series F
5.55%, 04/27/17[a]		10,000	11,141,373
Nomura Holdings Inc.
2.00%, 09/13/16		22,000	22,321,161
4.13%, 01/19/16		12,806	13,435,873
State Street Corp.
2.88%, 03/07/16		16,459	17,095,741
Vesey Street Investment Trust I
4.40%, 09/01/16[b]		3,000	3,210,047

			1,427,619,294
CHEMICALS — 0.77%
Airgas Inc.
1.65%, 02/15/18	(Call 01/15/18)	6,000	5,955,292
Dow Chemical Co. (The)
2.50%, 02/15/16		12,300	12,677,145
E.I. du Pont de Nemours and Co.
1.95%, 01/15/16		2,000	2,045,538
2.75%, 04/01/16		100	103,936
5.25%, 12/15/16[a]		4,000	4,431,691
Eastman Chemical Co.
3.00%, 12/15/15		1,402	1,449,335
Ecolab Inc.
1.00%, 08/09/15		11,150	11,191,065
3.00%, 12/08/16		27,464	28,870,587
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17		4,000	4,235,147
3.75%, 09/30/15		3,000	3,123,469
PPG Industries Inc.
1.90%, 01/15/16		5,000	5,093,481

Security		Principal (000s)	Value

Praxair Inc.
0.75%, 02/21/16		$20,500	$20,574,288

			99,750,974
COMMERCIAL BANKS — 16.73%
Abbey National Treasury Services PLC
1.38%, 03/13/17		10,000	10,050,732
4.00%, 04/27/16		16,606	17,586,630
African Development Bank
0.75%, 10/18/16		1,750	1,756,736
0.88%, 03/15/18		5,000	4,937,292
1.13%, 03/15/17		20,000	20,191,398
1.25%, 09/02/16		16,000	16,259,778
2.50%, 03/15/16		22,000	22,839,155
American Express Centurion Bank
0.88%, 11/13/15		22,060	22,144,810
Australia and New Zealand Banking Group Ltd.
0.90%, 02/12/16		11,500	11,579,921
1.25%, 01/10/17		25,100	25,287,664
Bancolombia SA
4.25%, 01/12/16		3,150	3,284,190
Bank of America N.A.
1.25%, 02/14/17		16,000	16,021,578
5.30%, 03/15/17		24,500	26,948,912
Series FXD
1.13%, 11/14/16		31,000	31,027,461
Bank of Montreal
0.80%, 11/06/15[a]		18,050	18,137,847
1.30%, 07/15/16		16,535	16,744,208
2.50%, 01/11/17		18,367	19,085,384
Bank of Nova Scotia
0.75%, 10/09/15		9,000	9,037,872
0.95%, 03/15/16[a]		15,000	15,104,427
1.10%, 12/13/16[a]		10,000	10,037,889
1.25%, 04/11/17		5,000	5,025,422
1.38%, 07/15/16		8,000	8,107,049
2.05%, 10/07/15		19,150	19,564,950
2.55%, 01/12/17		22,750	23,682,035
2.90%, 03/29/16		22,497	23,441,001
Barclays Bank PLC
5.00%, 09/22/16		21,737	23,737,691
BB&T Corp.
2.15%, 03/22/17	(Call 02/22/17)	2,835	2,902,450
3.20%, 03/15/16	(Call 02/16/16)[a]	14,255	14,824,805
3.95%, 04/29/16		3,250	3,441,317
5.20%, 12/23/15		7,000	7,464,593
BNP Paribas SA
1.25%, 12/12/16[a]		19,000	19,014,970
3.60%, 02/23/16		27,000	28,266,636
BPCE SA
1.63%, 02/10/17[a]		12,000	12,106,268
1.70%, 04/25/16		2,785	2,824,849
Branch Banking & Trust Co.
1.00%, 04/03/17	(Call 03/03/17)[a]	10,000	9,958,447
1.05%, 12/01/16	(Call 11/01/16)	19,000	19,082,438
1.45%, 10/03/16	(Call 09/03/16)	15,000	15,204,588
Canadian Imperial Bank of Commerce
0.90%, 10/01/15		21,300	21,430,588
1.35%, 07/18/16		4,000	4,054,177
2.35%, 12/11/15[a]		18,650	19,183,619
Comerica Inc.
3.00%, 09/16/15		13,400	13,797,588

17

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2014

Security		Principal (000s)	Value

Commonwealth Bank of Australia
1.13%, 03/13/17		$20,000	$20,025,104
1.25%, 09/18/15		18,000	18,188,770
Corporacion Andina de Fomento
3.75%, 01/15/16		14,600	15,247,181
Council of Europe Development Bank
1.25%, 09/22/16		21,000	21,320,307
2.63%, 02/16/16		1,000	1,038,713
Credit Suisse/New York
1.38%, 05/26/17		25,105	25,190,101
European Bank for Reconstruction and Development
0.75%, 09/01/17		10,000	9,935,858
1.00%, 02/16/17		40,000	40,265,268
1.38%, 10/20/16		10,000	10,191,901
1.63%, 09/03/15		44,150	44,883,424
2.50%, 03/15/16[a]		5,500	5,708,789
Fifth Third Bancorp
3.63%, 01/25/16		16,700	17,438,398
Fifth Third Bank
0.90%, 02/26/16	(Call 01/26/16)	16,000	16,031,914
1.15%, 11/18/16	(Call 10/18/16)	13,470	13,492,670
1.35%, 06/01/17	(Call 05/01/17)	5,000	5,024,421
First Horizon National Corp.
5.38%, 12/15/15		2,500	2,653,192
Huntington National Bank (The)
1.30%, 11/20/16	(Call 10/20/16)	9,030	9,064,301
1.35%, 08/02/16	(Call 07/02/16)	4,950	4,969,499
1.38%, 04/24/17	(Call 03/24/17)	6,975	6,995,376
Intesa Sanpaolo SpA
2.38%, 01/13/17		23,500	23,790,037
3.13%, 01/15/16		30,000	30,832,619
3.88%, 01/16/18[a]		2,000	2,104,725
KeyBank N.A.
1.10%, 11/25/16	(Call 10/25/16)	6,375	6,402,450
7.41%, 10/15/27		4,164	4,423,264
KeyCorp
3.75%, 08/13/15		17,385	17,998,609
Lloyds Bank PLC
4.88%, 01/21/16		22,559	24,114,592
Manufacturers and Traders Trust Co.
1.25%, 01/30/17	(Call 12/30/16)	13,125	13,148,605
Mellon Capital IV Series 1
4.00%, 06/29/49	(Call 06/30/14)[a,c]	1,950	1,711,125
Murray Street Investment Trust I
4.65%, 03/09/17[b]		16,150	17,502,898
National Australia Bank Ltd.
0.90%, 01/20/16		3,500	3,523,452
1.30%, 07/25/16		11,000	11,117,389
1.60%, 08/07/15		22,000	22,301,288
2.75%, 03/09/17		19,500	20,360,156
National Bank of Canada
1.50%, 06/26/15		14,250	14,395,933
National City Bank
5.25%, 12/15/16		3,500	3,844,313
Nordic Investment Bank
0.50%, 04/14/16		32,750	32,835,504
1.00%, 03/07/17		35,000	35,270,609
2.25%, 03/15/16		16,455	17,015,663
2.50%, 07/15/15		4,000	4,098,823
Perrigo Co. PLC
1.30%, 11/08/16[d]		5,420	5,434,490
PNC Bank N.A.

Security		Principal (000s)	Value

0.80%, 01/28/16	(Call 12/28/15)[e]	$8,500	$8,524,173
1.13%, 01/27/17	(Call 12/28/16)[a,e]	14,040	14,088,423
1.15%, 11/01/16	(Call 10/02/16)[e]	16,500	16,557,675
1.30%, 10/03/16	(Call 09/03/16)[e]	15,000	15,104,036
PNC Funding Corp.
2.70%, 09/19/16	(Call 08/19/16)[e]	12,721	13,205,774
4.25%, 09/21/15[e]		6,250	6,536,266
5.25%, 11/15/15[e]		6,526	6,946,547
Rabobank Nederland
2.13%, 10/13/15		28,000	28,642,768
3.38%, 01/19/17		24,924	26,445,746
Regions Financial Corp.
5.75%, 06/15/15[a]		10,000	10,480,501
Royal Bank of Canada
0.80%, 10/30/15		17,500	17,589,123
0.85%, 03/08/16[a]		27,000	27,133,702
1.20%, 01/23/17		7,000	7,038,442
1.45%, 09/09/16		21,000	21,307,507
2.30%, 07/20/16		16,000	16,538,920
2.63%, 12/15/15		11,930	12,320,328
2.88%, 04/19/16		17,100	17,821,396
Royal Bank of Scotland Group PLC
1.88%, 03/31/17		8,950	9,022,990
2.55%, 09/18/15		31,000	31,662,749
3.95%, 09/21/15		10,100	10,507,136
4.38%, 03/16/16		22,337	23,718,066
Santander Holdings USA Inc.
3.00%, 09/24/15	(Call 08/24/15)	15,000	15,377,448
4.63%, 04/19/16		1,000	1,061,298
Sumitomo Mitsui Banking Corp.
0.90%, 01/18/16		16,000	16,036,659
1.30%, 01/10/17		11,957	12,003,235
1.35%, 07/18/15[a]		10,000	10,081,162
1.45%, 07/19/16		6,000	6,059,594
SunTrust Bank
1.35%, 02/15/17	(Call 01/15/17)	15,000	15,062,119
SunTrust Banks Inc.
3.50%, 01/20/17	(Call 12/20/16)	5,500	5,795,870
3.60%, 04/15/16	(Call 03/15/16)	15,500	16,216,028
Svenska Handelsbanken AB
2.88%, 04/04/17		9,000	9,427,841
3.13%, 07/12/16		16,000	16,782,179
Toronto-Dominion Bank (The)
1.13%, 05/02/17		10,000	10,018,914
1.50%, 09/09/16		13,000	13,222,684
2.38%, 10/19/16		33,518	34,787,317
2.50%, 07/14/16		14,025	14,564,707
U.S. Bancorp
1.65%, 05/15/17	(Call 04/15/17)	2,000	2,028,235
2.20%, 11/15/16	(Call 10/14/16)	22,569	23,277,796
2.45%, 07/27/15		18,306	18,719,252
UBS AG Stamford
5.88%, 12/20/17[a]		2,000	2,292,710
7.00%, 10/15/15		1,000	1,079,568
Series 10
5.88%, 07/15/16		25,202	27,669,693
UBS Preferred Funding Trust V Series 1
6.24%, 05/29/49	(Call 05/15/16)[a,c]	2,000	2,120,000
Union Bank N.A.
1.50%, 09/26/16	(Call 08/26/16)	19,425	19,674,517
2.13%, 06/16/17		2,000	2,038,885
3.00%, 06/06/16		14,000	14,588,795

18

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

US Bank N.A.
1.10%, 01/30/17 (Call 12/30/16)	$29,000	$29,118,753
Wachovia Corp./Wells Fargo & Co.
5.63%, 10/15/16	18,738	20,751,204
Wells Fargo & Co.
1.15%, 06/02/17	3,000	3,003,619
1.25%, 07/20/16	25,150	25,368,719
1.50%, 07/01/15	26,500	26,789,306
2.10%, 05/08/17	13,000	13,348,297
2.63%, 12/15/16	20,457	21,294,432
3.68%, 06/15/16[b]	48,164	50,921,304
5.13%, 09/15/16	1,590	1,734,681
Wells Fargo Bank N.A.
0.75%, 07/20/15[a]	5,000	5,019,913
5.60%, 03/15/16	8,500	9,177,420
Westpac Banking Corp.
0.95%, 01/12/16[a]	15,760	15,871,742
1.05%, 11/25/16	12,000	12,035,780
1.13%, 09/25/15	28,000	28,233,667
1.20%, 05/19/17	8,000	8,023,522
3.00%, 08/04/15	12,421	12,781,583
3.00%, 12/09/15	13,870	14,397,693

		2,164,121,505
COMMERCIAL SERVICES & SUPPLIES — 0.12%
Unilever Capital Corp.
0.45%, 07/30/15	10,000	9,999,038
0.85%, 08/02/17	5,000	4,950,505

		14,949,543
COMMUNICATIONS EQUIPMENT — 0.69%
Cisco Systems Inc.
1.10%, 03/03/17	27,000	27,139,962
3.15%, 03/14/17[a]	10,299	10,862,380
5.50%, 02/22/16	42,200	45,805,284
Juniper Networks Inc.
3.10%, 03/15/16	4,600	4,746,859

		88,554,485
COMPUTERS & PERIPHERALS — 0.86%
Apple Inc.
0.45%, 05/03/16	24,500	24,482,084
1.05%, 05/05/17	17,000	17,039,645
Hewlett-Packard Co.
2.13%, 09/13/15	5,500	5,604,323
2.20%, 12/01/15	6,000	6,139,666
2.65%, 06/01/16	29,779	30,786,640
3.00%, 09/15/16[a]	11,032	11,520,167
3.30%, 12/09/16	14,638	15,422,551

		110,995,076
CONSTRUCTION MATERIALS — 0.01%
CRH America Inc.
4.13%, 01/15/16	1,000	1,052,008

		1,052,008

Security	Principal (000s)	Value

CONSUMER FINANCE — 5.30%
American Express Co.
5.50%, 09/12/16	$11,500	$12,680,752
6.80%, 09/01/66 (Call 09/01/16)[c]	3,348	3,699,540
American Express Credit Corp.
1.30%, 07/29/16	15,000	15,141,535
1.75%, 06/12/15	14,450	14,641,681
2.38%, 03/24/17	9,250	9,597,006
2.75%, 09/15/15	31,336	32,237,180
2.80%, 09/19/16	27,824	29,064,632
American Honda Finance Corp.
1.13%, 10/07/16	25,741	25,972,455
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	13,668	14,110,318
Capital One Bank (USA) N.A.
1.15%, 11/21/16 (Call 10/21/16)	13,060	13,078,983
1.20%, 02/13/17	11,000	11,003,168
Capital One Financial Corp.
1.00%, 11/06/15	10,950	10,976,677
3.15%, 07/15/16	30,000	31,377,848
Caterpillar Financial Services Corp.
0.70%, 11/06/15	4,000	4,016,627
0.70%, 02/26/16	8,750	8,785,013
1.00%, 11/25/16	2,000	2,008,917
1.00%, 03/03/17	5,000	4,989,291
1.35%, 09/06/16	24,000	24,318,100
1.63%, 06/01/17	4,000	4,057,178
2.05%, 08/01/16[a]	13,000	13,394,235
2.75%, 06/24/15	5,000	5,121,464
Ford Motor Credit Co. LLC
1.50%, 01/17/17	17,000	17,079,073
1.70%, 05/09/16	22,000	22,312,688
2.50%, 01/15/16	2,250	2,310,844
3.98%, 06/15/16	20,535	21,752,180
4.21%, 04/15/16	27,500	29,137,699
4.25%, 02/03/17	15,908	17,106,304
5.63%, 09/15/15	5,590	5,932,231
8.00%, 12/15/16[a]	13,723	15,997,440
HSBC Finance Capital Trust IX
5.91%, 11/30/35 (Call 11/30/15)[c]	3,200	3,336,000
HSBC Finance Corp.
5.00%, 06/30/15	19,403	20,269,669
5.50%, 01/19/16	36,043	38,762,620
John Deere Capital Corp.
0.70%, 09/04/15	16,571	16,639,941
0.75%, 01/22/16	8,000	8,040,745
0.95%, 06/29/15	7,200	7,243,454
1.05%, 12/15/16	13,000	13,052,668
1.85%, 09/15/16	10,000	10,251,827
2.25%, 06/07/16	2,000	2,064,488
Series FIX
1.05%, 10/11/16	18,735	18,836,288
PACCAR Financial Corp.
0.75%, 08/14/15	5,000	5,018,674
0.75%, 05/16/16	3,900	3,900,887
0.80%, 02/08/16	5,000	5,009,343
1.05%, 06/05/15	5,000	5,028,295
1.15%, 08/16/16	4,250	4,278,918
Toyota Motor Credit Corp.
0.80%, 05/17/16	8,275	8,317,195
0.88%, 07/17/15	5,153	5,181,194

19

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

1.13%, 05/16/17	$10,000	$10,033,724
1.75%, 05/22/17	1,600	1,632,767
2.00%, 09/15/16	15,100	15,548,989
2.05%, 01/12/17	21,753	22,404,033
2.80%, 01/11/16	15,418	15,989,248
3.20%, 06/17/15	21,865	22,493,534

		685,235,560
DIVERSIFIED CONSUMER SERVICES — 0.03%
Board of Trustees of The Leland Stanford Junior University (The)
4.25%, 05/01/16	3,000	3,212,033

		3,212,033
DIVERSIFIED FINANCIAL SERVICES — 12.37%
Bank of America Corp.
1.25%, 01/11/16[a]	16,000	16,112,875
1.35%, 11/21/16[a]	15,050	15,079,835
1.50%, 10/09/15	38,000	38,399,917
3.63%, 03/17/16	25,080	26,276,003
3.70%, 09/01/15	21,940	22,746,856
3.88%, 03/22/17	13,514	14,432,117
4.75%, 08/01/15	22,550	23,604,158
5.42%, 03/15/17[a]	2,680	2,952,751
5.63%, 10/14/16	12,335	13,585,297
5.75%, 08/15/16	13,250	14,515,955
6.05%, 05/16/16	10,009	10,937,898
6.50%, 08/01/16	52,000	57,925,470
7.80%, 09/15/16	1,000	1,142,704
Series 1
3.75%, 07/12/16	30,275	31,921,612
Series B
5.30%, 09/30/15	351	372,061
BBVA U.S. Senior SA Unipersonal
4.66%, 10/09/15[a]	30,750	32,267,873
BP Capital Markets PLC
0.70%, 11/06/15	6,000	6,020,656
1.85%, 05/05/17	10,366	10,582,446
2.25%, 11/01/16	17,068	17,671,533
3.13%, 10/01/15	33,020	34,207,019
3.20%, 03/11/16	14,314	14,992,347
Citigroup Inc.
1.25%, 01/15/16	22,500	22,630,747
1.30%, 04/01/16	34,000	34,191,984
1.30%, 11/15/16	15,000	15,033,178
1.35%, 03/10/17	5,000	4,993,329
1.70%, 07/25/16	36,350	36,805,576
2.25%, 08/07/15	17,420	17,719,244
3.95%, 06/15/16	31,153	32,960,624
4.45%, 01/10/17	18,138	19,589,174
4.59%, 12/15/15	18,895	19,987,700
4.75%, 05/19/15	9,730	10,112,982
4.88%, 05/07/15	2,230	2,314,569
5.30%, 01/07/16	3,380	3,613,545
5.50%, 02/15/17	19,000	20,943,804
Deutsche Telekom International Finance BV
5.75%, 03/23/16	12,775	13,900,328
General Electric Capital Corp.
1.00%, 12/11/15	24,097	24,302,885
1.00%, 01/08/16	26,500	26,694,989
1.25%, 05/15/17 (Call 04/13/17)	7,000	7,041,623

Security	Principal (000s)	Value

1.50%, 07/12/16[a]	$2,500	$2,538,808
1.63%, 07/02/15	32,900	33,329,744
2.25%, 11/09/15	26,694	27,386,909
2.30%, 04/27/17	14,350	14,820,595
2.90%, 01/09/17[a]	27,325	28,643,134
2.95%, 05/09/16	9,100	9,501,106
3.35%, 10/17/16	22,103	23,380,275
3.50%, 06/29/15	10,250	10,590,432
4.38%, 09/21/15	9,182	9,654,485
5.00%, 01/08/16[a]	29,446	31,529,890
5.38%, 10/20/16	2,885	3,186,299
5.40%, 02/15/17[a]	27,000	30,071,481
International Bank for Reconstruction and Development
0.38%, 11/16/15[a]	31,000	31,036,983
0.50%, 04/15/16	81,250	81,447,340
0.50%, 05/16/16	54,750	54,846,552
0.88%, 04/17/17	60,000	60,167,568
1.00%, 09/15/16	40,750	41,177,635
2.13%, 03/15/16	61,250	63,184,502
2.38%, 05/26/15[a]	36,000	36,760,342
5.00%, 04/01/16	485	525,765
J.P. Morgan Chase & Co.
1.10%, 10/15/15	28,125	28,294,395
1.13%, 02/26/16	16,415	16,495,910
1.35%, 02/15/17	25,941	26,010,387
2.60%, 01/15/16	18,552	19,083,513
3.15%, 07/05/16	63,900	66,728,923
3.40%, 06/24/15	27,875	28,704,953
3.45%, 03/01/16	33,204	34,707,107
5.15%, 10/01/15	24,060	25,432,361
Leucadia National Corp.
8.13%, 09/15/15	7,000	7,601,371
National Rural Utilities Cooperative Finance Corp.
1.10%, 01/27/17	25,000	25,020,180
3.88%, 09/16/15	200	208,710
ORIX Corp.
5.00%, 01/12/16	8,039	8,552,671

		1,599,203,990
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.82%
AT&T Inc.
0.80%, 12/01/15	14,000	14,044,207
0.90%, 02/12/16	22,000	22,078,431
1.60%, 02/15/17[a]	3,814	3,864,783
2.40%, 08/15/16[a]	9,500	9,802,364
2.50%, 08/15/15[a]	39,239	40,162,604
2.95%, 05/15/16	39,000	40,648,282
5.63%, 06/15/16[a]	5,000	5,475,330
British Telecommunications PLC
1.25%, 02/14/17	7,950	7,977,624
1.63%, 06/28/16	8,000	8,120,897
2.00%, 06/22/15	11,100	11,253,256
Embarq Corp.
7.08%, 06/01/16[a]	2,000	2,230,000
Orange
2.13%, 09/16/15	8,697	8,846,068
2.75%, 09/14/16[a]	17,509	18,212,530
Qwest Corp.
8.38%, 05/01/16	3,500	3,983,927
Telefonica Emisiones SAU
3.99%, 02/16/16[a]	20,450	21,487,779
6.42%, 06/20/16	13,340	14,745,595

20

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

Verizon Communications Inc.
0.70%, 11/02/15	$12,500	$12,532,081
2.00%, 11/01/16[a]	16,837	17,250,893
2.50%, 09/15/16	64,000	66,257,714
3.00%, 04/01/16	14,500	15,106,847
5.55%, 02/15/16	19,353	20,790,751

		364,871,963
ELECTRIC UTILITIES — 1.85%
Alabama Power Co.
0.55%, 10/15/15	22,000	22,048,644
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	6,000	6,016,302
Baltimore Gas & Electric Co.
5.90%, 10/01/16	1,000	1,114,729
Berkshire Hathaway Energy Co.
1.10%, 05/15/17	2,000	1,993,111
Commonwealth Edison Co.
1.95%, 09/01/16 (Call 08/01/16)	308	315,470
Dayton Power & Light Co. (The)
1.88%, 09/15/16[d]	7,000	7,079,612
Dominion Gas Holdings LLC
1.05%, 11/01/16[d]	16,000	16,019,694
Duke Energy Carolinas LLC
1.75%, 12/15/16	3,778	3,860,508
5.10%, 04/15/18	2,000	2,248,247
5.30%, 10/01/15	12,800	13,626,335
Duke Energy Corp.
1.63%, 08/15/17	7,070	7,144,325
Duke Energy Florida Inc.
0.65%, 11/15/15	14,425	14,465,077
5.10%, 12/01/15	1,000	1,067,124
Edison International
3.75%, 09/15/17[a]	4,000	4,278,515
Exelon Corp.
4.90%, 06/15/15	22,126	23,041,810
Georgia Power Co.
0.75%, 08/10/15	7,350	7,372,824
3.00%, 04/15/16	2,000	2,064,616
Series 12D
0.63%, 11/15/15	10,000	10,005,315
Jersey Central Power & Light Co.
5.63%, 05/01/16	6,000	6,494,561
Kentucky Utilities Co.
1.63%, 11/01/15	2,000	2,030,630
Louisville Gas & Electric Co.
1.63%, 11/15/15	15,000	15,236,016
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	14,850	14,947,875
7.88%, 12/15/15	1,000	1,106,546
Northern States Power Co.
1.95%, 08/15/15 (Call 05/15/15)	3,000	3,043,199
Ohio Power Co.
6.00%, 06/01/16	4,000	4,372,614
Peco Energy Co.
1.20%, 10/15/16	8,000	8,062,161
Pepco Holdings Inc.
2.70%, 10/01/15	1,000	1,022,611
Progress Energy Inc.
5.63%, 01/15/16	2,000	2,154,925

Security	Principal (000s)	Value

Sierra Pacific Power Co. Series M
6.00%, 05/15/16	$8,000	$8,756,569
Southern California Edison Co.
5.00%, 01/15/16	4,000	4,289,200
Series 14-B
1.13%, 05/01/17[a]	2,800	2,811,727
Southern Co. (The)
1.95%, 09/01/16	5,000	5,127,007
2.38%, 09/15/15	2,000	2,044,506
Wisconsin Electric Power Co.
6.25%, 12/01/15	1,000	1,082,070
Xcel Energy Inc.
0.75%, 05/09/16	13,000	12,965,516

		239,309,991
ELECTRICAL EQUIPMENT — 0.16%
Eaton Corp.
0.95%, 11/02/15	20,330	20,448,194

		20,448,194
ENERGY EQUIPMENT & SERVICES — 0.83%
Cameron International Corp.
1.15%, 12/15/16	1,941	1,943,991
Diamond Offshore Drilling Inc.
4.88%, 07/01/15	5,000	5,228,309
Ensco PLC
3.25%, 03/15/16	15,133	15,779,551
Halliburton Co.
1.00%, 08/01/16	10,000	10,073,383
Nabors Industries Inc.
2.35%, 09/15/16[d]	13,000	13,339,920
Noble Holding International Ltd.
3.05%, 03/01/16	15,860	16,411,746
3.45%, 08/01/15	2,000	2,058,135
Transocean Inc.
4.95%, 11/15/15[a]	15,836	16,752,224
5.05%, 12/15/16	23,631	25,763,592

		107,350,851
FOOD & STAPLES RETAILING — 1.17%
Costco Wholesale Corp.
0.65%, 12/07/15	15,565	15,614,766
1.13%, 12/15/17	5,000	4,980,323
5.50%, 03/15/17	2,000	2,245,184
CVS Caremark Corp.
1.20%, 12/05/16	15,746	15,863,711
5.75%, 06/01/17	2,000	2,264,256
6.13%, 08/15/16[a]	7,000	7,736,972
Kroger Co. (The)
1.20%, 10/17/16	12,095	12,140,797
2.20%, 01/15/17	5,000	5,127,488
3.90%, 10/01/15[a]	1,053	1,098,521
Sysco Corp.
0.55%, 06/12/15	2,200	2,201,394
Wal-Mart Stores Inc.
0.60%, 04/11/16	16,000	16,047,907
1.00%, 04/21/17	8,000	8,025,264
1.50%, 10/25/15	13,100	13,312,369

21

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

2.25%, 07/08/15	$8,150	$8,323,165
2.80%, 04/15/16	18,000	18,784,844
4.50%, 07/01/15	10,390	10,862,965
5.38%, 04/05/17	6,000	6,748,866

		151,378,792
FOOD PRODUCTS — 1.04%
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	12,983	13,685,560
ConAgra Foods Inc.
1.30%, 01/25/16	16,045	16,192,506
1.35%, 09/10/15	5,000	5,038,730
General Mills Inc.
0.88%, 01/29/16	5,206	5,228,910
5.70%, 02/15/17	13,955	15,653,750
Hershey Co. (The)
1.50%, 11/01/16	2,000	2,031,593
Hillshire Brands Co. (The)
2.75%, 09/15/15	7,000	7,175,708
Kellogg Co.
1.75%, 05/17/17	5,000	5,069,671
1.88%, 11/17/16	3,763	3,843,929
4.45%, 05/30/16	5,948	6,357,884
Kraft Foods Group Inc.
1.63%, 06/04/15	12,500	12,623,774
2.25%, 06/05/17	2,000	2,057,784
Mondelez International Inc.
4.13%, 02/09/16	34,319	36,265,931
Nabisco Inc.
7.55%, 06/15/15	3,500	3,750,075

		134,975,805
HEALTH CARE EQUIPMENT & SUPPLIES — 0.59%
Baxter International Inc.
0.95%, 06/01/16	17,175	17,274,398
5.90%, 09/01/16	1,500	1,667,432
Becton, Dickinson and Co.
1.75%, 11/08/16	8,000	8,191,135
Boston Scientific Corp.
6.25%, 11/15/15	520	560,625
6.40%, 06/15/16	1,000	1,107,459
CareFusion Corp.
1.45%, 05/15/17	605	605,541
CR Bard Inc.
2.88%, 01/15/16	4,750	4,935,308
DENTSPLY International Inc.
2.75%, 08/15/16	1,500	1,552,164
Medtronic Inc.
0.88%, 02/27/17[a]	11,000	10,972,099
1.38%, 04/01/18	5,000	4,980,706
2.63%, 03/15/16	2,700	2,790,839
Series B
4.75%, 09/15/15	2,000	2,112,036
Stryker Corp.
2.00%, 09/30/16	18,439	18,953,887

		75,703,629

Security	Principal (000s)	Value

HEALTH CARE PROVIDERS & SERVICES — 1.71%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)[a]	$2,000	$2,011,247
AmerisourceBergen Corp.
1.15%, 05/15/17	5,000	4,997,252
5.88%, 09/15/15	12,140	12,946,457
Cardinal Health Inc.
4.00%, 06/15/15	7,890	8,155,828
5.80%, 10/15/16	4,000	4,455,123
Cigna Corp.
2.75%, 11/15/16	5,000	5,219,379
Express Scripts Holding Co.
2.65%, 02/15/17	18,000	18,707,772
3.13%, 05/15/16	30,873	32,270,164
3.50%, 11/15/16[a]	22,300	23,610,751
Humana Inc.
6.45%, 06/01/16	1,200	1,327,708
Laboratory Corp. of America Holdings
3.13%, 05/15/16	2,505	2,603,446
McKesson Corp.
0.95%, 12/04/15[a]	8,915	8,956,652
1.29%, 03/10/17	5,000	5,016,725
3.25%, 03/01/16	10,000	10,394,898
Quest Diagnostics Inc.
5.45%, 11/01/15	6,000	6,384,421
UnitedHealth Group Inc.
0.85%, 10/15/15	32,300	32,481,727
1.88%, 11/15/16	3,000	3,081,349
Ventas Realty LP
1.25%, 04/17/17	4,000	3,997,848
1.55%, 09/26/16	8,000	8,110,148
WellPoint Inc.
1.25%, 09/10/15[a]	14,150	14,277,769
5.25%, 01/15/16	11,414	12,246,648

		221,253,312
HOTELS, RESTAURANTS & LEISURE — 0.30%
Carnival Corp.
1.20%, 02/05/16	7,000	7,024,580
Marriott International Inc.
6.20%, 06/15/16	9,500	10,385,513
Starbucks Corp.
0.88%, 12/05/16	12,432	12,403,306
Starwood Hotels & Resorts Worldwide Inc.
7.38%, 11/15/15	6,500	7,083,504
Yum! Brands Inc.
4.25%, 09/15/15	1,885	1,969,742

		38,866,645
HOUSEHOLD DURABLES — 0.24%
Mohawk Industries Inc.
6.13%, 01/15/16[a]	17,000	18,430,461
Newell Rubbermaid Inc.
2.00%, 06/15/15[a]	6,600	6,679,137
Whirlpool Corp.
1.35%, 03/01/17	2,125	2,121,047
6.50%, 06/15/16	3,000	3,281,111

		30,511,756

22

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

HOUSEHOLD PRODUCTS — 0.36%
Colgate-Palmolive Co.
1.30%, 01/15/17	$2,647	$2,669,626
5.20%, 11/07/16	1,630	1,782,249
Procter & Gamble Co. (The)
0.75%, 11/04/16	17,000	17,025,188
1.45%, 08/15/16	5,750	5,858,408
1.80%, 11/15/15	19,000	19,388,936

		46,724,407
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.10%
PPL Energy Supply LLC
6.20%, 05/15/16	3,000	3,264,117
PSEG Power LLC
2.75%, 09/15/16	1,000	1,041,387
5.32%, 09/15/16	1,000	1,088,729
TransAlta Corp.
1.90%, 06/03/17	8,000	8,030,497

		13,424,730
INDUSTRIAL CONGLOMERATES — 0.42%
3M Co.
1.38%, 09/29/16	11,033	11,233,362
Danaher Corp.
2.30%, 06/23/16	1,707	1,764,988
General Electric Co.
0.85%, 10/09/15	32,700	32,890,611
5.25%, 12/06/17	2,000	2,265,404
Pentair Finance SA
1.35%, 12/01/15	5,550	5,598,892

		53,753,257
INSURANCE — 2.25%
ACE INA Holdings Inc.
2.60%, 11/23/15	19,500	20,076,350
Aegon NV
4.63%, 12/01/15	665	702,972
Aflac Inc.
2.65%, 02/15/17	12,000	12,497,983
3.45%, 08/15/15	8,629	8,925,160
American International Group Inc.
2.38%, 08/24/15	350	357,437
3.80%, 03/22/17	17,692	18,974,090
4.88%, 09/15/16	33,643	36,554,681
5.05%, 10/01/15	16,984	17,972,400
5.45%, 05/18/17	500	559,067
5.60%, 10/18/16	5,389	5,956,078
Aon PLC
3.13%, 05/27/16	4,168	4,345,492
3.50%, 09/30/15	6,170	6,395,159
Berkshire Hathaway Finance Corp.
0.95%, 08/15/16	13,500	13,592,004
1.60%, 05/15/17	19,000	19,281,615
Berkshire Hathaway Inc.
0.80%, 02/11/16	9,275	9,331,571
1.90%, 01/31/17	13,365	13,709,191
2.20%, 08/15/16	11,430	11,807,531

Security	Principal (000s)	Value

CNA Financial Corp.
6.50%, 08/15/16	$10,000	$11,206,393
Hartford Financial Services Group Inc. (The)
5.50%, 10/15/16	2,000	2,203,571
Manulife Financial Corp.
3.40%, 09/17/15	1,155	1,197,574
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	9,470	10,068,665
MetLife Inc.
5.00%, 06/15/15	10,040	10,503,437
6.75%, 06/01/16[a]	17,818	19,902,821
Prudential Financial Inc.
3.00%, 05/12/16	9,000	9,374,966
Series C
4.75%, 06/13/15	3,000	3,123,656
Series D
4.75%, 09/17/15	19,500	20,531,782
Transatlantic Holdings Inc.
5.75%, 12/14/15	120	128,785
Travelers Companies Inc. (The)
5.50%, 12/01/15	2,060	2,212,497

		291,492,928
INTERNET & CATALOG RETAIL — 0.17%
Amazon.com Inc.
0.65%, 11/27/15	21,723	21,771,837

		21,771,837
INTERNET SOFTWARE & SERVICES — 0.27%
eBay Inc.
0.70%, 07/15/15	9,410	9,437,537
1.63%, 10/15/15	7,000	7,123,201
Google Inc.
2.13%, 05/19/16	17,660	18,235,615

		34,796,353
IT SERVICES — 0.89%
Affiliated Computer Services Inc.
5.20%, 06/01/15	6,000	6,250,844
Computer Sciences Corp.
2.50%, 09/15/15[a]	7,450	7,598,660
Fiserv Inc.
3.13%, 06/15/16	1,800	1,879,302
International Business Machines Corp.
0.45%, 05/06/16[a]	13,570	13,539,230
1.25%, 02/06/17[a]	15,777	15,902,357
1.95%, 07/22/16[a]	41,870	42,991,078
2.00%, 01/05/16	5,000	5,107,828
Western Union Co. (The)
2.38%, 12/10/15	1,020	1,042,137
2.88%, 12/10/17	6,000	6,173,892
5.93%, 10/01/16	13,520	14,891,834

		115,377,162
LEISURE EQUIPMENT & PRODUCTS — 0.04%
Mattel Inc.
2.50%, 11/01/16	5,000	5,144,888

		5,144,888

23

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

LIFE SCIENCES TOOLS & SERVICES — 0.59%
Agilent Technologies Inc.
5.50%, 09/14/15	$13,600	$14,438,140
Thermo Fisher Scientific Inc.
1.30%, 02/01/17[a]	6,583	6,602,077
2.25%, 08/15/16	29,315	30,158,779
3.20%, 03/01/16	24,102	25,114,392

		76,313,388
MACHINERY — 0.16%
Caterpillar Inc.
0.95%, 06/26/15	12,065	12,128,215
Illinois Tool Works Inc.
0.90%, 02/25/17	5,950	5,943,741
Xylem Inc.
3.55%, 09/20/16	3,000	3,163,951

		21,235,907
MEDIA — 2.37%
21st Century Fox America Inc.
8.00%, 10/17/16	3,220	3,740,944
Comcast Corp.
4.95%, 06/15/16	5,000	5,412,606
5.85%, 11/15/15	6,964	7,508,076
5.90%, 03/15/16	15,380	16,831,480
6.50%, 01/15/17	16,466	18,827,459
COX Communications Inc.
5.50%, 10/01/15	1,150	1,222,509
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	16,588	17,114,192
3.13%, 02/15/16	20,900	21,725,618
3.50%, 03/01/16	20,959	21,940,938
Discovery Communications LLC
3.70%, 06/01/15	11,590	11,931,376
NBCUniversal Media LLC
2.88%, 04/01/16	28,453	29,610,996
Omnicom Group Inc.
5.90%, 04/15/16	10,027	10,948,053
Scripps Networks Interactive Inc.
2.70%, 12/15/16	5,778	6,017,960
Thomson Reuters Corp.
0.88%, 05/23/16	3,700	3,701,211
1.30%, 02/23/17	6,000	6,017,800
Time Warner Cable Inc.
5.85%, 05/01/17	2,373	2,679,626
Time Warner Inc.
3.15%, 07/15/15	16,650	17,135,818
5.88%, 11/15/16	14,042	15,695,301
Viacom Inc.
2.50%, 12/15/16	6,070	6,294,849
3.50%, 04/01/17	17,000	18,091,222
4.25%, 09/15/15	1,850	1,935,616
6.25%, 04/30/16	9,388	10,358,100
Walt Disney Co. (The)
0.45%, 12/01/15	10,000	10,012,218
0.88%, 05/30/17	7,000	6,990,931
1.13%, 02/15/17[a]	16,491	16,572,714
1.35%, 08/16/16[a]	11,174	11,340,687
5.63%, 09/15/16	6,500	7,203,820

		306,862,120

Security	Principal (000s)	Value

METALS & MINING — 0.82%
BHP Billiton Finance (USA) Ltd.
1.63%, 02/24/17[a]	$12,604	$12,853,658
1.88%, 11/21/16	10,447	10,737,389
5.25%, 12/15/15[a]	3,000	3,220,183
5.40%, 03/29/17	5,000	5,608,984
7.25%, 03/01/16	502	561,072
Glencore Canada Corp.
5.38%, 06/01/15	6,000	6,252,052
6.00%, 10/15/15	2,000	2,134,830
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15[a]	11,864	12,062,514
2.25%, 09/20/16	200	206,193
2.50%, 05/20/16	2,750	2,844,549
Rio Tinto Finance (USA) PLC
1.38%, 06/17/16	26,250	26,572,437
Teck Resources Ltd.
3.15%, 01/15/17	3,000	3,129,230
3.85%, 08/15/17	1,000	1,064,555
5.38%, 10/01/15	765	809,858
Vale Overseas Ltd.
6.25%, 01/11/16[a]	17,000	18,354,630

		106,412,134
MULTI-UTILITIES — 0.55%
CenterPoint Energy Inc.
5.95%, 02/01/17	5,000	5,604,672
CMS Energy Corp.
4.25%, 09/30/15	1,500	1,564,497
Consolidated Edison Co. of New York Inc.
5.50%, 09/15/16	1,000	1,085,438
5.85%, 04/01/18	5,000	5,718,966
Series 06-D
5.30%, 12/01/16[a]	3,000	3,306,872
Consumers Energy Co.
5.15%, 02/15/17	2,000	2,217,062
Dominion Resources Inc.
1.25%, 03/15/17	11,300	11,309,546
1.95%, 08/15/16	3,560	3,623,525
2.25%, 09/01/15[a]	3,135	3,197,796
Series A
5.60%, 11/15/16	1,900	2,098,841
Series C
5.15%, 07/15/15	14,328	15,049,607
National Grid PLC
6.30%, 08/01/16	3,275	3,643,193
San Diego Gas & Electric Co. Series CCC
5.30%, 11/15/15	1,950	2,084,441
Sempra Energy
6.50%, 06/01/16	8,590	9,516,276
TECO Finance Inc.
4.00%, 03/15/16	1,000	1,053,810

		71,074,542

24

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

MULTILINE RETAIL — 0.18%
Macy’s Retail Holdings Inc.
7.88%, 07/15/15	$5,500	$5,937,799
Target Corp.
5.38%, 05/01/17	2,307	2,586,543
5.88%, 07/15/16	13,818	15,334,568

		23,858,910
OFFICE ELECTRONICS — 0.07%
Pitney Bowes Inc.
4.75%, 01/15/16	4,500	4,769,451
Xerox Corp.
6.40%, 03/15/16[a]	1,560	1,710,768
7.20%, 04/01/16	2,000	2,203,864

		8,684,083
OIL, GAS & CONSUMABLE FUELS — 4.18%
Anadarko Petroleum Corp.
5.95%, 09/15/16	33,811	37,597,929
Apache Corp.
5.63%, 01/15/17	4,500	5,016,282
Boardwalk Pipelines Partners LP
5.50%, 02/01/17	11,000	11,899,402
5.88%, 11/15/16	2,000	2,166,825
British Transco Finance Inc.
6.63%, 06/01/18	1,500	1,769,295
Canadian Natural Resources Ltd.
5.70%, 05/15/17	10,226	11,504,499
6.00%, 08/15/16	3,250	3,612,000
Chevron Corp.
0.89%, 06/24/16	18,730	18,876,218
Colorado Interstate Gas Co. LLC
6.80%, 11/15/15	3,310	3,594,873
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	14,585	16,276,174
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	5,000	4,969,098
DCP Midstream Operating LP
3.25%, 10/01/15	3,395	3,498,723
Devon Energy Corp.
1.20%, 12/15/16	20,825	20,930,051
1.88%, 05/15/17 (Call 04/15/17)	2,000	2,038,064
2.40%, 07/15/16 (Call 06/15/16)	10,500	10,865,437
El Paso Natural Gas Co.
5.95%, 04/15/17	7,850	8,797,873
El Paso Pipeline Partners Operating Co. LLC
4.10%, 11/15/15	7,000	7,303,596
Enterprise Products Operating LLC
1.25%, 08/13/15	8,948	9,013,311
3.20%, 02/01/16	13,600	14,153,474
3.70%, 06/01/15	4,000	4,117,818
Series A
8.38%, 08/01/66 (Call 08/01/16)[c]	5,500	6,187,500
EOG Resources Inc.
2.50%, 02/01/16	10,000	10,286,186
2.95%, 06/01/15	7,600	7,786,410
Exxon Mobil Corp.
0.92%, 03/15/17	23,000	23,001,232

Security	Principal (000s)	Value

Kinder Morgan Energy Partners LP
3.50%, 03/01/16	$2,500	$2,613,107
Magellan Midstream Partners LP
5.65%, 10/15/16	1,280	1,416,358
Marathon Oil Corp.
0.90%, 11/01/15	16,000	16,036,388
Marathon Petroleum Corp.
3.50%, 03/01/16	5,541	5,796,637
Occidental Petroleum Corp.
1.75%, 02/15/17	12,445	12,697,166
2.50%, 02/01/16	20,500	21,162,830
4.13%, 06/01/16	7,000	7,448,158
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	11,930	12,400,792
Phillips 66
2.95%, 05/01/17	5,938	6,231,618
Plains All American Pipeline LP/PAA Finance Corp.
3.95%, 09/15/15[a]	10,975	11,433,476
Shell International Finance BV
0.63%, 12/04/15[a]	18,000	18,036,946
0.90%, 11/15/16	22,000	22,091,780
3.10%, 06/28/15	28,600	29,415,477
3.25%, 09/22/15	4,250	4,402,869
5.20%, 03/22/17[a]	4,632	5,173,598
Spectra Energy Partners LP
2.95%, 06/15/16 (Call 05/15/16)[a]	2,650	2,745,212
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	5,354	6,254,888
Total Capital International SA
0.75%, 01/25/16	4,035	4,055,655
1.00%, 08/12/16	16,038	16,164,358
1.00%, 01/10/17	6,000	6,020,223
1.50%, 02/17/17	11,416	11,593,158
Total Capital SA
2.30%, 03/15/16	20,183	20,833,429
3.00%, 06/24/15	12,560	12,901,120
3.13%, 10/02/15	17,000	17,619,356
TransCanada PipeLines Ltd.
0.75%, 01/15/16	20,625	20,678,762

		540,485,631
PAPER & FOREST PRODUCTS — 0.01%
Georgia-Pacific LLC
7.70%, 06/15/15	1,670	1,790,091

		1,790,091
PERSONAL PRODUCTS — 0.12%
Avon Products Inc.
2.38%, 03/15/16	15,200	15,450,420

		15,450,420
PHARMACEUTICALS — 2.43%
AbbVie Inc.
1.20%, 11/06/15	49,242	49,691,596
Allergan Inc.
5.75%, 04/01/16	4,500	4,851,433
Eli Lilly and Co.
5.20%, 03/15/17	5,324	5,903,334

25

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	$18,200	$18,259,079
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	16,554	16,754,861
Johnson & Johnson
0.70%, 11/28/16	10,700	10,729,533
2.15%, 05/15/16[a]	16,039	16,588,938
Merck & Co. Inc.
0.70%, 05/18/16[a]	20,000	20,078,754
2.25%, 01/15/16	12,000	12,297,842
4.00%, 06/30/15[a]	12,680	13,163,480
Mylan Inc.
1.35%, 11/29/16	10,000	10,024,912
1.80%, 06/24/16	15,000	15,229,595
Pfizer Inc.
0.90%, 01/15/17[a]	18,000	18,005,103
1.10%, 05/15/17	25,000	25,095,188
Sanofi
2.63%, 03/29/16	27,675	28,739,326
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	9,318	9,641,419
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	9,745	9,982,917
Wyeth LLC
5.50%, 02/15/16	12,389	13,459,983
Zoetis Inc.
1.15%, 02/01/16	15,030	15,132,289

		313,629,582
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.89%
ARC Properties Operating Partnership LP/Clark Acquisition LLC
2.00%, 02/06/17[d]	13,000	13,050,978
AvalonBay Communities Inc.
5.70%, 03/15/17	1,750	1,959,217
BioMed Realty LP
3.85%, 04/15/16 (Call 03/15/16)	5,000	5,203,164
Digital Realty Trust LP
4.50%, 07/15/15 (Call 04/15/15)[a]	11,560	11,927,133
ERP Operating LP
5.13%, 03/15/16	5,000	5,378,781
5.38%, 08/01/16	3,400	3,728,917
HCP Inc.
3.75%, 02/01/16	13,200	13,857,218
6.30%, 09/15/16	2,795	3,130,131
Health Care REIT Inc.
3.63%, 03/15/16	1,100	1,141,322
6.20%, 06/01/16	4,158	4,555,630
Hospitality Properties Trust
6.30%, 06/15/16 (Call 12/15/15)[a]	2,000	2,146,496
Kilroy Realty Corp.
5.00%, 11/03/15	2,000	2,114,485
Kimco Realty Corp.
5.78%, 03/15/16	5,636	6,121,309
Senior Housing Properties Trust
4.30%, 01/15/16 (Call 10/15/15)	2,310	2,374,025
Simon Property Group LP
5.10%, 06/15/15	8,600	8,996,658
5.25%, 12/01/16 (Call 09/02/16)	2,490	2,735,853
5.75%, 12/01/15 (Call 09/02/15)	8,120	8,647,755
Tanger Properties LP
6.15%, 11/15/15	11,250	12,129,764

Security	Principal (000s)	Value

Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	$6,000	$6,212,838

		115,411,674
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.01%
Regency Centers LP
5.25%, 08/01/15	1,000	1,049,899

		1,049,899
ROAD & RAIL — 0.21%
Burlington Northern Santa Fe LLC
5.75%, 03/15/18	2,930	3,380,034
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	3,000	3,044,515
Norfolk Southern Corp.
5.75%, 01/15/16	5,925	6,400,896
Ryder System Inc.
3.60%, 03/01/16	12,185	12,798,837
5.85%, 11/01/16	1,400	1,560,347

		27,184,629
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.47%
Broadcom Corp.
2.38%, 11/01/15	200	205,034
Intel Corp.
1.95%, 10/01/16	22,054	22,696,925
Texas Instruments Inc.
0.45%, 08/03/15	12,000	11,993,233
0.88%, 03/12/17	9,500	9,501,548
1.00%, 05/01/18	650	638,686
2.38%, 05/16/16	15,220	15,763,838

		60,799,264
SOFTWARE — 0.55%
Microsoft Corp.
1.63%, 09/25/15	26,140	26,598,840
2.50%, 02/08/16	10,101	10,450,437
Oracle Corp.
5.25%, 01/15/16	28,100	30,254,489
Symantec Corp.
2.75%, 09/15/15	1,050	1,077,726
2.75%, 06/15/17 (Call 05/15/17)[a]	3,000	3,080,029

		71,461,521
SPECIALTY RETAIL — 0.63%
AutoZone Inc.
1.30%, 01/13/17	10,525	10,582,111
5.50%, 11/15/15	3,500	3,743,478
Home Depot Inc. (The)
5.40%, 03/01/16	43,347	47,020,337
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	7,000	7,122,165
2.13%, 04/15/16 (Call 03/15/16)	9,000	9,245,754
5.00%, 10/15/15[a]	4,000	4,243,646

		81,957,491

26

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

THRIFTS & MORTGAGE FINANCE — 0.10%
Countrywide Financial Corp.
6.25%, 05/15/16	$11,500	$12,598,322

		12,598,322
TOBACCO — 0.52%
Altria Group Inc.
4.13%, 09/11/15	19,034	19,877,078
Lorillard Tobacco Co.
3.50%, 08/04/16[a]	11,000	11,556,425
Philip Morris International Inc.
2.50%, 05/16/16	24,560	25,492,404
Reynolds American Inc.
1.05%, 10/30/15	10,814	10,823,333

		67,749,240
TRADING COMPANIES & DISTRIBUTORS — 0.22%
Air Lease Corp.
4.50%, 01/15/16	5,000	5,256,921
5.63%, 04/01/17	4,000	4,403,293
GATX Corp.
1.25%, 03/04/17	10,800	10,791,493
3.50%, 07/15/16	7,000	7,333,552

		27,785,259
WIRELESS TELECOMMUNICATION SERVICES — 0.43%
America Movil SAB de CV
2.38%, 09/08/16	18,750	19,267,914
Vodafone Group PLC
1.63%, 03/20/17	22,000	22,245,271
5.63%, 02/27/17	12,862	14,383,684

		55,896,869

TOTAL CORPORATE BONDS & NOTES
(Cost: $10,481,668,818)		10,537,125,932

FOREIGN AGENCY OBLIGATIONS[f] — 15.13%

AUSTRIA — 0.75%
Oesterreichische Kontrollbank AG
0.75%, 12/15/16	16,000	16,019,490
1.13%, 07/06/15	29,000	29,279,911
1.75%, 10/05/15	15,000	15,279,297
2.00%, 06/03/16	35,669	36,749,667

		97,328,365
BRAZIL — 0.56%
Petrobras Global Finance BV
2.00%, 05/20/16[a]	32,360	32,460,703
Petrobras International Finance Co.
3.88%, 01/27/16[a]	33,760	34,763,728
6.13%, 10/06/16[a]	5,130	5,589,439

		72,813,870

Security	Principal (000s)	Value

CANADA — 3.33%
British Columbia (Province of)
1.20%, 04/25/17	$10,000	$10,100,795
2.10%, 05/18/16	16,860	17,414,699
2.85%, 06/15/15[a]	12,650	12,991,293
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/17	20,000	20,103,419
Export Development Canada
0.50%, 09/15/15	26,385	26,455,580
0.88%, 01/30/17	26,000	26,098,012
1.00%, 05/15/17	20,000	20,106,734
1.25%, 10/27/15[a]	12,490	12,660,472
1.25%, 10/26/16[a]	1,000	1,016,273
Hydro-Quebec
2.00%, 06/30/16	25,000	25,762,055
Manitoba (Province of)
2.63%, 07/15/15	10,250	10,515,179
New Brunswick (Province of)
5.20%, 02/21/17	9,789	10,927,004
Nova Scotia (Province of)
2.38%, 07/21/15	8,858	9,063,763
Ontario (Province of)
1.00%, 07/22/16[a]	30,710	31,014,867
1.10%, 10/25/17[a]	20,500	20,482,030
1.20%, 02/14/18[a]	10,465	10,424,943
1.60%, 09/21/16	18,000	18,399,053
1.88%, 09/15/15	21,650	22,065,050
2.30%, 05/10/16[a]	50,650	52,462,490
2.70%, 06/16/15	29,800	30,528,428
4.95%, 11/28/16[a]	10,000	11,048,042
Quebec (Province of)
5.00%, 03/01/16	1,000	1,079,952
5.13%, 11/14/16[a]	27,000	29,910,476

		430,630,609
CHINA — 0.04%
CNOOC Finance 2013 Ltd.
1.13%, 05/09/16	4,750	4,756,539

		4,756,539
GERMANY — 5.83%
FMS Wertmanagement AoeR
0.63%, 04/18/16	45,930	46,114,731
1.13%, 10/14/16[a]	10,000	10,121,390
KfW
0.50%, 09/30/15[a]	47,577	47,713,836
0.50%, 04/19/16	72,500	72,656,810
0.63%, 12/15/16	80,000	79,977,248
0.75%, 03/17/17[a]	16,000	15,997,182
0.88%, 09/05/17	10,455	10,427,802
1.25%, 10/26/15	29,730	30,131,046
1.25%, 10/05/16	60,500	61,458,429
1.25%, 02/15/17	61,000	61,826,910
2.00%, 06/01/16	83,450	86,038,577
2.63%, 02/16/16[a]	61,006	63,367,738
4.38%, 07/21/15	7,000	7,326,372
4.88%, 01/17/17	30,000	33,248,136
5.13%, 03/14/16	20,600	22,340,072

27

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

Landwirtschaftliche Rentenbank
2.13%, 07/15/16	$25,350	$26,244,272
2.50%, 02/15/16[a]	16,187	16,778,418
3.13%, 07/15/15	14,750	15,218,793
4.88%, 11/16/15	11,900	12,677,772
5.00%, 11/08/16	10,950	12,100,663
5.13%, 02/01/17[a]	20,000	22,306,212

		754,072,409
JAPAN — 0.46%
Japan Bank for International Cooperation
1.75%, 11/13/18	10,000	10,065,360
Japan Finance Corp.
1.88%, 09/24/15[a]	5,900	6,015,020
2.50%, 01/21/16[a]	24,500	25,347,876
2.50%, 05/18/16[a]	17,500	18,187,528

		59,615,784
NETHERLANDS — 0.24%
Petrobras Global Finance BV
3.25%, 03/17/17[a]	30,500	31,122,109

		31,122,109
NORWAY — 0.08%
Statoil ASA
1.80%, 11/23/16	10,100	10,350,245

		10,350,245
SOUTH KOREA — 0.68%
Export-Import Bank of Korea (The)
1.25%, 11/20/15	7,417	7,472,938
1.75%, 02/27/18	5,000	4,985,814
2.88%, 09/17/18	5,000	5,168,954
3.75%, 10/20/16	2,600	2,764,149
4.00%, 01/11/17	6,100	6,537,219
4.13%, 09/09/15	24,334	25,377,092
Korea Development Bank (The)
1.00%, 01/22/16[a]	18,960	18,980,604
1.50%, 01/22/18	2,000	1,976,936
3.25%, 03/09/16	1,000	1,039,722
4.00%, 09/09/16	6,014	6,399,618
4.38%, 08/10/15	6,500	6,771,574

		87,474,620
SUPRANATIONAL — 2.59%
Asian Development Bank
0.50%, 08/17/15[a]	21,000	21,065,612
0.50%, 06/20/16	38,000	38,054,777
1.13%, 03/15/17	25,000	25,253,058
2.50%, 03/15/16	13,500	14,014,936
5.25%, 06/12/17	20,000	22,606,468
5.50%, 06/27/16	17,600	19,416,447
Inter-American Development Bank
0.50%, 08/17/15	33,500	33,592,550
0.88%, 11/15/16	40,000	40,260,636
1.00%, 07/14/17	10,000	10,028,679
1.13%, 03/15/17	30,000	30,307,815
1.38%, 10/18/16	44,500	45,346,675

Security	Principal (000s)	Value

2.25%, 07/15/15[a]	$24,200	$24,748,297
4.25%, 09/14/15	10,000	10,506,688

		335,202,638
SWEDEN — 0.57%
Svensk Exportkredit AB
0.63%, 09/04/15	12,000	12,040,046
0.63%, 05/31/16[a]	39,166	39,271,220
2.13%, 07/13/16	21,720	22,437,742

		73,749,008

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $1,949,405,701)		1,957,116,196

FOREIGN GOVERNMENT OBLIGATIONS[f] — 2.38%

BRAZIL — 0.26%
Brazil (Federative Republic of)
6.00%, 01/17/17[a]	30,000	33,345,001

		33,345,001
CANADA — 0.31%
Canada (Government of)
0.88%, 02/14/17[a]	40,000	40,211,752

		40,211,752
COLOMBIA — 0.19%
Colombia (Republic of)
7.38%, 01/27/17	21,000	24,150,000

		24,150,000
ITALY — 0.56%
Italy (Republic of)
4.75%, 01/25/16	24,000	25,563,578
5.25%, 09/20/16[a]	40,750	44,632,644
5.38%, 06/12/17[a]	2,000	2,220,852

		72,417,074
MEXICO — 0.44%
United Mexican States
5.63%, 01/15/17[a]	50,000	55,575,001
11.38%, 09/15/16	1,000	1,257,500

		56,832,501
PERU — 0.11%
Peru (Republic of)
8.38%, 05/03/16	12,500	14,312,500

		14,312,500
PHILIPPINES — 0.10%
Philippines (Republic of the)
9.38%, 01/18/17	11,000	13,296,250

		13,296,250

28

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

POLAND — 0.18%
Poland (Republic of)
3.88%, 07/16/15	$23,000	$23,850,541

		23,850,541
TURKEY — 0.23%
Turkey (Republic of)
7.00%, 09/26/16	25,000	27,629,501
7.50%, 07/14/17	2,000	2,285,520

		29,915,021

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $304,677,884)		308,330,640

MUNICIPAL DEBT OBLIGATIONS — 0.17%

CALIFORNIA — 0.09%
State of California GO
5.45%, 04/01/15	4,100	4,266,255
5.95%, 04/01/16	7,105	7,780,188

		12,046,443
FLORIDA — 0.02%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue Series A
1.30%, 07/01/16	2,875	2,905,044

		2,905,044
NEW JERSEY — 0.06%
New Jersey Economic Development Authority RB Lease Revenue Series Q
1.10%, 06/15/16	7,000	6,991,880

		6,991,880

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $21,896,240)		21,943,367

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 3.21%

MONEY MARKET FUNDS — 3.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,g,h]	268,195	$268,194,863
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,g,h]	21,162	21,161,997
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,g]	125,580	125,579,773

		414,936,633

TOTAL SHORT-TERM INVESTMENTS
(Cost: $414,936,633)		414,936,633

TOTAL INVESTMENTS IN SECURITIES — 102.37% (Cost: $13,172,585,276)		13,239,452,768
Other Assets, Less Liabilities — (2.37)%		(306,337,426)

NET ASSETS — 100.00%		$12,933,115,342

GO — General Obligation

RB — Revenue Bond

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Variable rate security. Rate shown is as of report date.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

29

Schedule of Investments (Unaudited)

iSHARES® 1-3 YEAR TREASURY BOND ETF

May 31, 2014

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.53%
U.S. Treasury Bonds
7.25%, 05/15/16	$1,740	$1,973,056
9.88%, 11/15/15	511	582,923
11.25%, 02/15/15	24	25,879
U.S. Treasury Notes
0.25%, 05/31/15	464,713	465,349,624
0.25%, 07/15/15	4,805	4,811,006
0.25%, 08/15/15	178,646	178,876,450
0.25%, 09/15/15	201,340	201,559,479
0.25%, 09/30/15	16,645	16,663,145
0.25%, 12/15/15	98,863	98,903,327
0.25%, 02/29/16	8,616	8,612,581
0.25%, 05/15/16	87	86,831
0.38%, 06/15/15	12,094	12,125,686
0.38%, 06/30/15	144,621	145,011,472
0.38%, 11/15/15	108,988	109,261,551
0.38%, 01/15/16	167,294	167,640,287
0.38%, 02/15/16	54,569	54,665,288
0.38%, 03/31/16	11,604	11,618,389
0.38%, 05/31/16	200,000	200,007,980
0.50%, 06/15/16	413,124	414,094,846
0.63%, 07/15/16	118,252	118,775,866
0.63%, 08/15/16	262,216	263,220,316
0.63%, 10/15/16	1,351	1,354,107
0.63%, 12/15/16	236,760	236,939,928
0.63%, 02/15/17	1,016	1,014,913
0.75%, 03/15/17	469	469,713
0.88%, 09/15/16	945,064	953,352,303
0.88%, 12/31/16	62,368	62,786,382
0.88%, 04/15/17	222,729	223,604,320
0.88%, 05/15/17	324,946	325,950,103
1.00%, 08/31/16	515,211	521,383,176
1.00%, 10/31/16	277,445	280,513,449
1.00%, 03/31/17	490	493,812
1.25%, 10/31/15	261,078	264,975,905
1.50%, 06/30/16	1,093,025	1,117,803,738
1.50%, 07/31/16	3,558	3,639,585
1.75%, 07/31/15	243,021	247,558,195
1.75%, 05/31/16	5,759	5,916,911
2.00%, 01/31/16	21,596	22,220,136
2.13%, 05/31/15	77,008	78,535,839
2.13%, 12/31/15	7,872	8,106,035
2.25%, 01/31/15	54	54,772
2.38%, 02/28/15	2,723	2,769,257
2.50%, 03/31/15	3,861	3,937,756
2.63%, 02/29/16	26,434	27,522,553
2.75%, 11/30/16	6,133	6,464,611
3.00%, 02/28/17	97,476	103,613,094
3.13%, 10/31/16	7,139	7,582,689
3.13%, 01/31/17	2,889	3,078,663
3.13%, 04/30/17	80,000	85,465,601
3.25%, 12/31/16	4,508	4,813,011
3.25%, 03/31/17	2,760	2,956,126
4.00%, 02/15/15	451	463,421
4.13%, 05/15/15	76,186	79,081,832
4.25%, 11/15/14	83	84,560
4.25%, 08/15/15	214,848	225,439,991

Security	Principal or Shares (000s)	Value

4.50%, 11/15/15	$186,730	$198,408,076
4.50%, 02/15/16	2,282	2,446,509
4.50%, 05/15/17	45,000	49,897,348
4.63%, 02/15/17	30,705	33,978,770
5.13%, 05/15/16	143,224	156,509,448

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $7,809,759,178)		7,825,052,620

SHORT-TERM INVESTMENTS — 2.06%

MONEY MARKET FUNDS — 2.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	162,315	162,314,962

		162,314,962

TOTAL SHORT-TERM INVESTMENTS (Cost: $162,314,962)		162,314,962

TOTAL INVESTMENTS IN SECURITIES — 101.59% (Cost: $7,972,074,140)		7,987,367,582
Other Assets, Less Liabilities — (1.59)%		(125,055,044)

NET ASSETS — 100.00%		$7,862,312,538

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

30

Schedule of Investments (Unaudited)

iSHARES® 3-7 YEAR TREASURY BOND ETF

May 31, 2014

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 98.48%
U.S. Treasury Notes
0.50%, 07/31/17[a]	$6,230	$6,158,667
0.50%, 03/31/19[a]	12,672	12,686,419
0.63%, 08/31/17	36,034	35,703,929
0.63%, 11/30/17	28,904	28,520,443
0.63%, 04/30/18[a]	42,295	41,414,418
0.75%, 10/31/17[a]	205,450	203,903,065
0.75%, 12/31/17[a]	147,151	145,614,745
0.75%, 03/31/18[a]	59,727	58,834,677
0.88%, 04/15/17[a]	867	870,407
1.00%, 05/31/18[a]	19,288	19,133,695
1.00%, 06/30/19[a]	13,775	13,394,534
1.00%, 08/31/19[a]	172,555	167,167,829
1.00%, 11/30/19	25,667	24,749,406
1.13%, 12/31/19	56,758	54,993,393
1.13%, 03/31/20	9,618	9,270,598
1.13%, 04/30/20	36,243	34,880,262
1.25%, 11/30/18[a]	133,584	132,823,907
1.25%, 04/30/19[a]	1,391	1,374,739
1.25%, 02/29/20[a]	115,910	112,742,177
1.38%, 06/30/18[a]	64,430	64,786,299
1.38%, 07/31/18[a]	156,401	157,107,435
1.38%, 09/30/18[a]	50,779	50,887,962
1.38%, 01/31/20	5,998	5,883,198
1.38%, 05/31/20	82,321	80,283,557
1.50%, 08/31/18	13,111	13,225,852
1.50%, 12/31/18[a]	342,713	344,138,713
1.50%, 01/31/19[a]	47,480	47,617,218
1.50%, 02/28/19[a]	91,398	91,600,391
1.63%, 04/30/19[a]	13,074	13,145,645
1.88%, 08/31/17[a]	11,500	11,856,960
1.88%, 10/31/17[a]	35,313	36,388,989
1.88%, 06/30/20	90,254	90,484,145
2.00%, 09/30/20[a]	73,755	74,213,758
2.00%, 11/30/20[a]	84,316	84,645,467
2.00%, 02/28/21[a]	7,986	7,991,132
2.13%, 08/31/20[a]	104,745	106,301,511
2.13%, 01/31/21[a]	39,404	39,776,257
2.25%, 03/31/21[a]	68,360	69,430,519
2.25%, 04/30/21[a]	183,645	186,377,621
2.38%, 07/31/17[a]	95,445	99,943,320
2.38%, 05/31/18[a]	47,493	49,693,618
2.38%, 06/30/18[a]	166	173,692
2.38%, 12/31/20[a]	17,932	18,405,379
2.50%, 06/30/17[a]	18,273	19,199,989
2.75%, 12/31/17[a]	21,678	22,987,568
2.75%, 02/28/18[a]	21,681	23,005,386
2.88%, 03/31/18[a]	52,205	55,629,749
3.00%, 02/28/17	362	384,792
3.13%, 04/30/17[a]	5,688	6,076,604
3.25%, 03/31/17[a]	272	291,328
3.50%, 02/15/18[a]	55,807	60,712,998
4.50%, 05/15/17[a]	6,245	6,924,643
4.63%, 02/15/17[a]	417	461,461

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $3,053,616,481)		3,044,270,466

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 44.77%

MONEY MARKET FUNDS — 44.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	1,239,822	$1,239,821,806
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,c,d]	97,829	97,828,517
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	46,186	46,185,554

		1,383,835,877

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,383,835,877)		1,383,835,877

TOTAL INVESTMENTS IN SECURITIES — 143.25% (Cost: $4,437,452,358)		4,428,106,343
Other Assets, Less Liabilities — (43.25)%		(1,336,994,502)

NET ASSETS — 100.00%		$3,091,111,841

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

31

Schedule of Investments (Unaudited)

iSHARES® 7-10 YEAR TREASURY BOND ETF

May 31, 2014

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 98.25%
U.S. Treasury Notes
1.63%, 08/15/22[a]	$1,561,489	$1,488,285,952
1.63%, 11/15/22[a]	1,417,799	1,344,895,709
1.75%, 05/15/22[a]	315,831	305,219,075
1.75%, 05/15/23[a]	930,136	884,150,361
2.00%, 11/15/21[a]	11,921	11,824,023
2.00%, 02/15/23[a]	24,610	23,983,681
2.13%, 08/31/20	2,872	2,914,678
2.13%, 01/31/21	8,009	8,084,765
2.13%, 08/15/21[a]	959,282	962,956,256
2.25%, 03/31/21	8,515	8,648,345
2.25%, 04/30/21[a]	605,455	614,463,811
2.50%, 08/15/23[a]	677,932	684,928,346
2.50%, 05/15/24	338,635	339,877,680
2.63%, 08/15/20	1,170	1,222,886
2.63%, 11/15/20	3,197	3,336,643
2.75%, 11/15/23[a]	326,186	335,860,458
2.75%, 02/15/24[a]	2,425,304	2,492,024,283
3.13%, 05/15/21[a]	128,300	137,684,188
3.63%, 02/15/21[a]	11,485	12,707,347

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $9,582,493,768)		9,663,068,487

SHORT-TERM INVESTMENTS — 27.66%

MONEY MARKET FUNDS — 27.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	2,354,465	2,354,464,931
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,c,d]	185,780	185,779,772
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	180,609	180,609,191

		2,720,853,894

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,720,853,894)		2,720,853,894

TOTAL INVESTMENTS IN SECURITIES — 125.91% (Cost: $12,303,347,662)		12,383,922,381
Other Assets, Less Liabilities — (25.91)%		(2,548,423,208)

NET ASSETS — 100.00%		$9,835,499,173

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

32

Schedule of Investments (Unaudited)

iSHARES® 10-20 YEAR TREASURY BOND ETF

May 31, 2014

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 98.65%
U.S. Treasury Bonds
5.25%, 11/15/28[a]	$14,638	$18,867,323
5.25%, 02/15/29	24,121	31,113,774
5.38%, 02/15/31[a]	28,238	37,296,935
5.50%, 08/15/28[a]	10,275	13,531,546
6.00%, 02/15/26	9,176	12,353,740
6.13%, 11/15/27	29,444	40,746,859
6.13%, 08/15/29[a]	7,876	11,059,085
6.25%, 08/15/23	19	24,955
6.25%, 05/15/30[a]	20,823	29,764,032
6.38%, 08/15/27[a]	5,491	7,737,626
6.50%, 11/15/26	8,224	11,608,844
6.63%, 02/15/27[a]	7,210	10,303,958
6.75%, 08/15/26[a]	5,720	8,201,966
6.88%, 08/15/25	8,740	12,470,374
7.50%, 11/15/24[a]	11,617	17,073,560
7.63%, 02/15/25[a]	6,735	10,022,314
U.S. Treasury Notes
2.50%, 08/15/23	5,405	5,460,780
2.75%, 11/15/23	2,325	2,393,960
2.75%, 02/15/24	2,000	2,055,020

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $294,348,907)		282,086,651

SHORT-TERM INVESTMENTS — 43.19%

MONEY MARKET FUNDS — 43.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	111,049	111,049,057
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,c,d]	8,762	8,762,359

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	3,682	$3,681,622

		123,493,038

TOTAL SHORT-TERM INVESTMENTS (Cost: $123,493,038)		123,493,038

TOTAL INVESTMENTS IN SECURITIES — 141.84% (Cost: $417,841,945)		405,579,689
Other Assets, Less Liabilities — (41.84)%		(119,634,026)

NET ASSETS — 100.00%		$285,945,663

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

33

Schedule of Investments (Unaudited)

iSHARES® 20+ YEAR TREASURY BOND ETF

May 31, 2014

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 98.62%
U.S. Treasury Bonds
2.75%, 08/15/42[a]	$310,322	$278,777,766
2.75%, 11/15/42[a]	163,308	146,454,704
2.88%, 05/15/43[a]	28,295	25,975,086
3.00%, 05/15/42[a]	55,276	52,375,746
3.13%, 11/15/41[a]	180,084	175,340,874
3.13%, 02/15/42[a]	141,211	137,279,982
3.13%, 02/15/43[a]	541,866	524,120,168
3.38%, 05/15/44	21,766	22,015,873
3.50%, 02/15/39[a]	91,348	95,826,096
3.63%, 08/15/43[a]	378,052	401,230,781
3.63%, 02/15/44[a]	97,641	103,568,784
3.75%, 08/15/41[a]	263,022	287,144,070
3.75%, 11/15/43[a]	146,304	158,731,078
3.88%, 08/15/40[a]	119,469	133,243,988
4.25%, 05/15/39[a]	46,414	54,800,667
4.25%, 11/15/40[a]	257,990	305,392,967
4.38%, 11/15/39[a]	103,964	125,190,571
4.38%, 05/15/40[a]	226,580	273,160,555
4.38%, 05/15/41[a]	7,719	9,327,287
4.50%, 02/15/36[a]	105,749	129,114,243
4.50%, 08/15/39	452	554,398
4.63%, 02/15/40[a]	151,022	188,796,770
5.00%, 05/15/37[a]	61,251	79,934,351

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $3,794,852,267)		3,708,356,805

SHORT-TERM INVESTMENTS — 48.75%

MONEY MARKET FUNDS — 48.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	1,645,506	1,645,505,669
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,c,d]	129,839	129,839,126

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	57,685	$57,684,842

		1,833,029,637

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,833,029,637)		1,833,029,637

TOTAL INVESTMENTS IN SECURITIES — 147.37% (Cost: $5,627,881,904)		5,541,386,442
Other Assets, Less Liabilities — (47.37)%		(1,781,293,106)

NET ASSETS — 100.00%		$3,760,093,336

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

34

Schedule of Investments (Unaudited)

iSHARES® AGENCY BOND ETF

May 31, 2014

Security	Principal (000s)	Value

FOREIGN GOVERNMENT OBLIGATIONS[a] — 8.13%

EGYPT — 4.70%
Egypt (Arab Republic of)
4.45%, 09/15/15[b]	$15,615	$16,422,380

		16,422,380
ISRAEL — 2.78%
Israel (State of)
0.00%, 09/15/20	1,104	956,136
0.00%, 03/15/22	3,000	2,439,264
5.50%, 09/18/23	2,078	2,543,588
5.50%, 12/04/23	2,487	3,049,716
5.50%, 04/26/24	600	737,066

		9,725,770
JORDAN — 0.07%
Jordan (Kingdom of)
2.50%, 10/30/20	250	253,750

		253,750
UKRAINE — 0.58%
Ukraine (Government of)
1.84%, 05/16/19	2,000	2,010,590

		2,010,590

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $28,187,091)		28,412,490

U.S. GOVERNMENT AGENCY OBLIGATIONS — 91.17%
Federal Farm Credit Banks Funding Corp.
0.17%, 09/14/16[c]	75	75,026
0.50%, 08/23/16	2,000	1,997,451
1.69%, 04/09/20 (Call 06/06/14)	50	49,087
2.00%, 04/04/22	1,489	1,444,754
3.50%, 07/17/23 (Call 07/17/14)	250	250,669
4.88%, 01/27/20	250	291,745
5.13%, 07/09/29	267	316,323
5.15%, 11/15/19	3,889	4,554,438
5.41%, 04/17/36	250	313,463
Federal Home Loan Bank of Chicago
5.63%, 06/13/16	600	660,983
Federal Home Loan Banks
0.38%, 02/19/16[b]	1,000	1,001,371
0.50%, 11/20/15[b]	800	803,254
1.00%, 06/09/17	3,000	3,006,249
1.95%, 07/24/18 (Call 07/24/15)	200	202,951
2.75%, 06/08/18	100	105,408
2.88%, 09/11/20[b]	3,685	3,843,400
3.13%, 03/11/16	4,860	5,090,901
3.13%, 12/08/17	385	411,737
3.25%, 03/08/24	250	257,680
3.38%, 12/08/23	100	103,282
4.00%, 09/01/28	810	855,867
4.50%, 09/13/19	1,500	1,707,749

Security	Principal (000s)	Value

5.25%, 12/11/20	$1,500	$1,781,528
5.38%, 08/15/18[b]	1,385	1,606,698
5.38%, 05/15/19	335	395,070
5.50%, 07/15/36	230	293,837
5.75%, 06/12/26	1,000	1,245,041
Federal Home Loan Mortgage Corp.
0.00%, 11/29/19	3,723	3,258,083
0.50%, 09/25/15	2,000	2,008,126
0.63%, 11/01/16	11,000	10,990,037
0.88%, 10/14/16[b]	3,383	3,406,703
1.14%, 10/15/18 (Call 10/15/14)[b]	800	790,994
1.20%, 06/12/18 (Call 06/12/14)[b]	10,000	9,874,563
1.75%, 09/10/15	4,000	4,078,922
2.00%, 08/25/16	4,000	4,131,513
2.50%, 05/27/16[b]	985	1,025,699
4.38%, 07/17/15	2,078	2,176,124
4.75%, 11/17/15	639	681,265
6.25%, 07/15/32	1,066	1,474,157
6.75%, 09/15/29[b]	271	388,223
6.75%, 03/15/31	6,653	9,552,286
Federal National Mortgage Association
0.00%, 11/15/16	4,000	3,929,492
0.00%, 06/01/17[b]	57,447	55,884,338
0.00%, 10/09/19	6,100	5,368,638
0.00%, 05/15/30	661	367,029
0.38%, 07/05/16	238	237,677
0.63%, 08/26/16	250	250,702
1.00%, 09/20/17[b]	1,485	1,484,296
1.25%, 06/20/18 (Call 06/20/14)[b]	18,952	18,736,531
1.55%, 10/04/19 (Call 07/04/14)	1,000	982,048
1.55%, 10/15/19 (Call 07/15/14)	3,000	2,921,608
1.63%, 10/26/15	706	720,095
2.25%, 03/15/16[b]	23,135	23,880,683
2.38%, 04/11/16[b]	632	655,570
4.38%, 10/15/15[b]	25,987	27,470,304
5.00%, 03/15/16[b]	1,500	1,624,761
5.38%, 07/15/16	32	35,331
5.63%, 07/15/37	91	119,629
6.00%, 04/18/36 (Call 04/18/16)	1,167	1,279,849
6.21%, 08/06/38	647	909,718
6.63%, 11/15/30	177	250,689
7.13%, 01/15/30	125	183,609
7.25%, 05/15/30	303	451,189
8.28%, 01/10/25	350	514,974
Financing Corp. (The)
0.00%, 11/11/16	3,167	3,105,316
0.00%, 12/06/16	3,927	3,844,769
0.00%, 10/06/17	1,986	1,907,636
0.00%, 11/30/17	235	224,788
0.00%, 02/08/18	630	599,482
0.00%, 04/06/18	280	265,355
0.00%, 05/11/18	350	330,864
0.00%, 08/03/18	600	563,475
0.00%, 11/02/18	435	405,298
0.00%, 09/26/19	962	868,813
8.60%, 09/26/19	6,500	8,684,129
9.40%, 02/08/18	165	213,788
9.65%, 11/02/18	2,035	2,738,299
9.80%, 11/30/17	300	389,206
9.80%, 04/06/18	6,585	8,697,971
10.35%, 08/03/18	7,290	9,925,234
10.70%, 10/06/17	780	1,026,903

35

Schedule of Investments (Unaudited) (Continued)

iSHARES® AGENCY BOND ETF

May 31, 2014

Security	Principal or Shares (000s)	Value

NCUA Guaranteed Notes Trust (U.S. Government Guaranteed)
Series A2
1.40%, 06/12/15	$820	$830,021
Series A4
3.00%, 06/12/19	1,000	1,061,258
Series A5
3.45%, 06/12/21	1,999	2,149,920
Private Export Funding Corp. (U.S. Government Guaranteed)
2.80%, 05/15/22	1,000	1,006,710
4.38%, 03/15/19	2,302	2,597,139
4.95%, 11/15/15	10,996	11,731,523
Series DD
2.13%, 07/15/16	2,500	2,576,375
Series JJ
1.88%, 07/15/18	1,000	1,015,220
Sallie Mae Inc. (U.S. Government Guaranteed)
0.00%, 10/03/22	3,770	2,961,474
Tennessee Valley Authority
1.88%, 08/15/22[b]	1,000	949,323
3.50%, 12/15/42[b]	1,000	917,987
4.38%, 06/15/15	65	67,838
4.50%, 04/01/18	216	242,354
4.63%, 09/15/60	511	539,549
5.25%, 09/15/39	1,750	2,110,504
5.50%, 07/18/17[b]	1,000	1,139,762
5.88%, 04/01/36	3,150	4,080,809
6.75%, 11/01/25	487	654,490
7.13%, 05/01/30	2,400	3,431,265

		318,616,264

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost: $314,775,889)		318,616,264

SHORT-TERM INVESTMENTS — 35.44%

MONEY MARKET FUNDS — 35.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	114,263	114,262,962
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	9,016	9,015,954

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	597	$596,543

		123,875,459

TOTAL SHORT-TERM INVESTMENTS (Cost: $123,875,459)		123,875,459

TOTAL INVESTMENTS IN SECURITIES — 134.74% (Cost: $466,838,439)		470,904,213
Other Assets, Less Liabilities — (34.74)%		(121,423,593)

NET ASSETS — 100.00%		$349,480,620

[a]	Investments are denominated in U.S. dollars.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

36

Schedule of Investments (Unaudited)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.22%

CALIFORNIA — 98.22%
Alameda Corridor Transportation Authority RB Transit Revenue
Series A
0.00%, 10/01/14	(AMBAC)	$250	$249,504
0.00%, 10/01/17	(AMBAC)	70	65,785
Alameda County Joint Powers Authority RB Lease Abatement
5.00%, 12/01/34	(Call 12/01/17)	250	278,285
	(AGM)
Alameda County Transportation Authority RB Sales Tax Revenue
4.00%, 03/01/22		500	577,975
Anaheim Public Financing Authority RB Electric Power & Light Revenues
4.50%, 10/01/37	(Call 04/01/17)	625	641,881
	(NPFGC)
Bay Area Governments Association RB Transit Revenue
5.00%, 08/01/17	(PR 08/01/14)	780	786,373
	(NPFGC-FGIC)
Bay Area Toll Authority RB Highway Revenue Tolls
4.00%, 04/01/18		500	561,640
5.13%, 04/01/47	(Call 04/01/18)	225	240,183
Series C-2
1.45%, 04/01/45	(Call 02/01/17)	250	253,450
Series F
5.00%, 04/01/24	(PR 04/01/16)	635	690,156
5.00%, 04/01/31	(PR 04/01/16)	805	874,922
5.00%, 04/01/31	(PR 04/01/17)	680	765,551
Series F-1
5.00%, 04/01/17		250	281,755
5.00%, 04/01/27	(Call 04/01/22)	440	521,189
5.00%, 04/01/28	(Call 04/01/22)	575	669,008
5.00%, 04/01/31	(Call 04/01/22)	600	687,294
5.00%, 04/01/39	(Call 04/01/18)	1,150	1,270,198
5.50%, 04/01/43	(Call 04/01/18)	1,100	1,230,614
Series S-2
5.00%, 10/01/42	(Call 10/01/20)	695	752,643
Series S-4
5.00%, 04/01/32	(Call 04/01/23)	500	562,220
5.00%, 04/01/43	(Call 04/01/23)	1,750	1,915,917
5.25%, 04/01/48	(Call 04/01/23)	250	277,463
5.25%, 04/01/53	(Call 04/01/23)	1,000	1,096,740
Bay Area Water Supply & Conservation Agency RB Water Revenue Series A
5.00%, 10/01/34	(Call 04/01/23)	350	396,700
California Educational Facilities Authority RB College & University Revenue
Series U-3
5.00%, 06/01/43		1,000	1,291,390
Series U-5
5.00%, 05/01/21		350	427,665
Series U-6
5.00%, 05/01/45		250	323,305
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.00%, 07/01/23	(ETM)	250	312,505
	(AGM)
5.00%, 07/01/33	(PR 01/01/28)	875	1,125,652
	(AMBAC)

Security		Principal (000s)	Value

5.00%, 07/01/36	(PR 01/01/28)	$525	$675,391
	(AMBAC)
California State Department of Transportation RB Federal Grant Revenue Series A
5.00%, 02/01/15	(NPFGC-FGIC)	270	278,789
California State Department of Water Resources RB Electric Power & Light Revenues
Series H
5.00%, 05/01/21	(Call 05/01/18) (AGM)	500	581,075
5.00%, 05/01/22	(Call 05/01/18) (AGM)	1,150	1,336,472
Series K
4.00%, 05/01/18		320	358,605
5.00%, 05/01/18		1,440	1,667,894
Series L
4.00%, 05/01/15		375	388,354
5.00%, 05/01/16		130	141,764
5.00%, 05/01/17		1,000	1,128,810
5.00%, 05/01/18		285	330,104
5.00%, 05/01/19		2,300	2,728,007
5.00%, 05/01/20		190	229,207
5.00%, 05/01/21	(Call 05/01/20)	1,490	1,786,480
5.00%, 05/01/22	(Call 05/01/20)	1,400	1,666,420
Series M
4.00%, 05/01/15		275	284,793
4.00%, 05/01/16		1,250	1,339,700
5.00%, 05/01/15		250	261,153
Series N
5.00%, 05/01/15		500	522,305
5.00%, 05/01/20		1,780	2,147,303
5.00%, 05/01/21		150	184,638
California State Department of Water Resources RB Water Revenue
Series AE
5.00%, 12/01/25	(Call 06/01/18)	500	575,875
5.00%, 12/01/26	(Call 06/01/18)	500	574,815
Series AG
5.00%, 12/01/26	(Call 12/01/19)	250	294,460
5.00%, 12/01/29	(Call 12/01/19)	320	374,957
California State Public Works Board RB Lease Abatement
5.00%, 09/01/32		1,000	1,133,770
6.00%, 11/01/34	(Call 11/01/19)	360	424,642
Series A
5.00%, 12/01/19	(AMBAC)	270	300,321
5.00%, 04/01/20		350	414,228
5.00%, 04/01/24	(Call 04/01/22)	500	582,540
5.00%, 12/01/27	(Call 06/30/14) (AMBAC)	1,430	1,434,590
5.00%, 04/01/32	(Call 04/01/22)	405	448,056
5.00%, 04/01/34	(Call 04/01/22)	510	559,812
5.00%, 09/01/34	(Call 09/01/24)	1,000	1,122,740
5.00%, 04/01/37	(Call 04/01/22)	610	662,625
5.00%, 03/01/38	(Call 03/01/23)	610	666,889
Series C
4.00%, 10/01/20		270	305,497
Series G
5.00%, 11/01/37	(Call 11/01/22)	450	491,296
Series G-1
5.00%, 10/01/21	(Call 10/01/19)	100	116,945
5.13%, 10/01/22	(Call 10/01/19)	250	290,000
5.25%, 10/01/23	(Call 10/01/19)	105	121,310
Series I
5.00%, 11/01/38	(Call 11/01/23)	1,000	1,099,230

37

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

Series I-1
6.13%, 11/01/29	(Call 11/01/19)	$225	$272,887
Series J
5.00%, 01/01/21	(Call 01/01/16)	395	423,112
California State Public Works Board RB Lease Revenue
Series A
5.13%, 06/01/29	(PR 06/01/14)	250	250,035
5.25%, 06/01/30	(Call 06/01/15)	250	259,363
Series D
5.00%, 12/01/31	(Call 12/01/21)	1,000	1,117,800
Series E
5.00%, 04/01/34	(PR 04/01/19)	350	414,568
Series G
5.00%, 12/01/31	(PR 12/01/21)	500	615,955
California State University RB College & University Revenue Series A
5.00%, 11/01/37	(Call 11/01/22)	325	360,025
California State University Trustees RB College & University Revenue
Series A
4.00%, 11/01/28	(Call 11/01/22)	180	191,943
5.00%, 11/01/24	(Call 11/01/21)	750	886,620
5.00%, 11/01/30	(Call 05/01/15) (AMBAC)	535	554,859
5.00%, 11/01/33	(Call 05/01/18) (AGM)	985	1,099,546
5.00%, 11/01/39	(Call 05/01/18) (AGM)	855	956,488
5.25%, 11/01/34	(Call 05/01/19)	250	286,295
Series C
5.00%, 11/01/38	(Call 11/01/15) (NPFGC)	400	421,728
Chabot-Las Positas Community College District GO
5.00%, 08/01/31	(Call 08/01/23)	300	342,093
Series B
0.00%, 08/01/26	(Call 08/01/16) (AMBAC)	250	149,318
5.00%, 08/01/29	(Call 08/01/16) (AMBAC)	130	141,566
5.00%, 08/01/31	(Call 08/01/16) (AMBAC)	280	304,912
Series C
0.00%, 08/01/34	(Call 08/01/16) (AMBAC)	500	183,190
0.00%, 08/01/36	(Call 08/01/16) (AMBAC)	645	212,973
0.00%, 08/01/37	(Call 08/01/16) (AMBAC)	1,000	312,830
Chino Basin Regional Financing Authority RB Water Revenue
Series A
5.00%, 11/01/33	(Call 11/01/17) (AMBAC)	280	311,024
5.00%, 11/01/38	(Call 11/01/17) (AMBAC)	250	275,885
City & County of San Francisco COP Lease Abatement Series A
5.00%, 04/01/29	(Call 04/01/19)	400	458,448
City & County of San Francisco GO
Series R1
5.00%, 06/15/20		200	240,996
5.00%, 06/15/21		150	182,591
City of Los Angeles GO Series B
5.00%, 09/01/19		350	417,812

Security		Principal (000s)	Value

City of Los Angeles RB Wastewater System Revenue
Series A
4.75%, 06/01/35	(PR 06/01/15) (NPFGC)	$705	$737,543
4.75%, 06/01/35	(Call 06/01/15) (NPFGC)	170	176,129
5.00%, 06/01/16		200	218,826
5.00%, 06/01/20		250	300,820
5.00%, 06/01/34	(PR 06/01/15) (NPFGC)	1,000	1,048,670
5.00%, 06/01/35	(Call 06/01/23)	500	567,825
5.00%, 06/01/43	(Call 06/01/23)	500	557,900
Series B
5.00%, 06/01/22		250	306,700
5.00%, 06/01/30	(Call 06/01/22)	170	195,203
5.00%, 06/01/32	(Call 06/01/22)	500	568,770
City of Sacramento RB Water Revenue
5.00%, 09/01/42	(Call 09/01/23)	380	420,584
City of San Jose RB Port Airport & Marina Revenue
Series B
5.00%, 03/01/37	(Call 03/01/17) (AMBAC)	240	248,654
Series D
5.00%, 03/01/28	(Call 06/16/14) (NPFGC)	200	200,672
City of Vernon RB Electric Power & Light Revenues Series A
5.13%, 08/01/21	(Call 08/01/19)	500	560,470
City of Vista COP Lease Abatement
5.00%, 05/01/37	(Call 05/01/17) (NPFGC)	285	295,155
Coast Community College District GO
Series A
4.00%, 08/01/38	(Call 08/01/23)	500	510,380
5.00%, 08/01/38	(Call 08/01/23)	250	277,943
Contra Costa Community College District GO
5.00%, 08/01/38	(Call 08/01/23)	615	690,903
County of Orange RB Port Airport & Marina Revenue Series B
5.00%, 07/01/28	(Call 07/01/19)	125	143,006
County of Sacramento RB Port Airport & Marina Revenue
5.00%, 07/01/40	(Call 07/01/20)	250	268,403
Series C
6.00%, 07/01/41	(Call 07/01/18)	500	577,135
County of Santa Clara GO
4.00%, 08/01/39	(Call 08/01/22)	250	255,590
Cucamonga Valley Water District RB Water Revenue Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	250	295,700
Desert Community College District GO
Series C
0.00%, 08/01/46	(Call 08/01/17) (AGM)	1,000	175,270
5.00%, 08/01/37	(Call 08/01/17) (AGM)	500	554,155
East Bay Municipal Utility District RB Water Revenue
Series 2014B
5.00%, 06/01/24		500	626,025
Series A
5.00%, 06/01/35	(Call 06/01/15) (NPFGC)	1,200	1,246,488
5.00%, 06/01/37	(Call 06/01/17) (NPFGC-FGIC)	1,080	1,190,192

38

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

Series B
5.00%, 06/01/17		$100	$113,416
Eastern Municipal Water District COP Water Revenue
Series H
5.00%, 07/01/24	(Call 07/01/18)	190	217,512
5.00%, 07/01/33	(Call 07/01/18)	330	370,521
5.00%, 07/01/35	(Call 07/01/18)	580	651,218
El Camino Community College District GO
Series C
0.00%, 08/01/32		700	328,937
0.00%, 08/01/34		500	212,405
El Dorado Irrigation District RB Water Revenue Series A
5.00%, 03/01/34	(Call 03/01/24) (AGM)	250	280,308
Escondido Union High School District GO
Series C
0.00%, 08/01/46		350	74,680
0.00%, 08/01/51		1,155	189,062
Foothill-De Anza Community College District GO
Series A
4.50%, 08/01/31	(Call 08/01/17) (AMBAC)	600	643,938
Series C
5.00%, 08/01/36	(Call 08/01/21)	250	278,108
5.00%, 08/01/40	(Call 08/01/21)	190	210,336
Foothill-Eastern Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/30	(ETM) (RADIAN-IBCC, AGM-CR)	70	42,743
Series A
0.00%, 01/01/19	(ETM)	565	537,281
0.00%, 01/01/20	(ETM)	1,100	1,020,360
0.00%, 01/01/23	(ETM)	225	185,202
0.00%, 01/01/25	(ETM) (AMBAC)	880	674,370
0.00%, 01/01/26	(ETM)	540	396,225
0.00%, 01/01/28	(ETM)	440	296,366
Fresno Unified School District GO Series G
0.00%, 08/01/41	(Call 08/01/21)	500	87,705
Grossmont Union High School District GO
5.00%, 08/01/33	(Call 08/01/18)	430	461,992
Imperial Irrigation District RB Electric Power & Light Revenues
5.00%, 11/01/33	(Call 11/01/18)	685	755,315
Long Beach Community College District GO
0.00%, 08/01/49	(Call 08/01/42)	250	101,423
5.00%, 08/01/39	(Call 08/01/22)	500	553,990
Los Angeles Community College District GO
Series A
5.00%, 08/01/20	(Call 08/01/15) (AGM)	460	485,406
5.00%, 08/01/27	(Call 08/01/17) (NPFGC-FGIC)	375	420,634
5.00%, 08/01/32	(Call 08/01/17) (NPFGC-FGIC)	1,900	2,105,789
Series E-1
5.00%, 08/01/33	(Call 08/01/18)	250	281,195
Series F-1
5.00%, 08/01/33	(Call 08/01/18)	400	449,912
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement Series A
5.00%, 08/15/20	(Call 08/15/18)	120	139,220
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue

Security		Principal (000s)	Value

5.00%, 07/01/20		$1,000	$1,209,010
Series A
5.00%, 07/01/17		300	341,388
5.00%, 07/01/22	(Call 07/01/18) (AGM)	200	232,510
5.00%, 07/01/35	(Call 07/01/15) (AMBAC)	600	625,662
Series B
5.00%, 07/01/14		210	210,888
5.00%, 07/01/18		210	245,477
Los Angeles County Metropolitan Transportation Authority RB Transit Revenue Series A
5.00%, 07/01/18		35	40,469
Los Angeles County Public Works Financing Authority RB Lease Abatement
4.00%, 08/01/37	(Call 08/01/22)	170	166,330
5.00%, 08/01/42	(Call 08/01/22)	500	537,050
Los Angeles County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 10/01/34	(Call 10/01/15) (NPFGC-FGIC)	500	523,020
Series A
5.00%, 10/01/20		450	544,468
Los Angeles Department of Airports RB Port Airport & Marina Revenue
Series A
5.00%, 05/15/27	(Call 05/15/20)	245	283,786
5.00%, 05/15/32	(Call 05/15/20)	1,385	1,557,405
5.00%, 05/15/40	(Call 05/15/20)	1,920	2,106,643
Series B
5.00%, 05/15/35	(Call 05/15/22)	500	557,210
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
5.00%, 07/01/14		400	401,692
5.00%, 07/01/18		300	350,682
5.00%, 07/01/19		360	429,455
5.00%, 07/01/22	(Call 07/01/21)	500	602,500
5.00%, 07/01/27	(Call 01/01/23)	875	1,027,932
Series A-1
5.00%, 07/01/15	(AGM)	535	563,569
5.00%, 07/01/35	(Call 07/01/15) (AGM)	640	668,442
5.00%, 07/01/37	(Call 07/01/17) (AMBAC)	1,650	1,817,211
5.25%, 07/01/38	(Call 07/01/18)	1,200	1,355,556
Series B
5.00%, 07/01/30	(Call 07/01/23)	500	580,295
5.00%, 07/01/43	(Call 07/01/22)	1,840	2,037,497
Series C
5.00%, 01/01/16	(Call 10/01/15)	300	319,455
Los Angeles Department of Water & Power RB Water Revenue
Series A
5.00%, 07/01/41	(Call 01/01/21)	250	272,035
5.00%, 07/01/43	(Call 07/01/22)	1,250	1,382,875
Series A-2
5.00%, 07/01/35	(Call 07/01/16) (AMBAC)	850	918,637
5.00%, 07/01/44	(Call 07/01/17)	350	379,288
Series B
5.00%, 07/01/33	(Call 07/01/23)	500	574,715
5.00%, 07/01/43	(Call 07/01/22)	500	553,150
Los Angeles Municipal Improvement Corp. RB Lease Abatement
Series A
5.00%, 09/01/23	(Call 09/01/18)	30	32,909
5.00%, 09/01/25	(Call 09/01/18)	500	540,660
Los Angeles Unified School District GO

39

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

Series A-1
4.50%, 07/01/22	(Call 07/01/17) (AGM)	$500	$552,825
4.50%, 07/01/24	(Call 07/01/17) (AGM)	815	900,322
4.50%, 07/01/25	(Call 07/01/17) (NPFGC)	760	837,611
4.50%, 01/01/28	(Call 07/01/17) (AGC-ICC, NPFGC)	100	108,146
4.50%, 01/01/28	(Call 07/01/17) (NPFGC)	1,675	1,811,445
5.00%, 07/01/20	(Call 07/01/15) (FGIC)	615	647,324
5.00%, 07/01/21	(Call 07/01/15) (FGIC)	360	378,839
5.50%, 07/01/18	(FGIC)	250	296,255
Series A-2
5.00%, 07/01/21		500	609,910
Series B
4.75%, 07/01/19	(Call 07/01/16) (AGM)	270	294,710
4.75%, 07/01/20	(Call 07/01/16) (FGIC)	265	289,104
5.00%, 07/01/21	(Call 07/01/17) (AMBAC)	350	395,020
5.00%, 07/01/22	(Call 07/01/16) (FGIC)	300	328,239
5.00%, 07/01/23	(Call 07/01/16) (FGIC)	500	546,625
Series C
5.00%, 07/01/32	(Call 07/01/17) (AGM)	300	330,975
Series D
5.00%, 01/01/34	(Call 07/01/19)	300	338,271
Series E
4.75%, 07/01/32	(Call 07/01/17) (AGM)	500	545,230
Series F
5.00%, 01/01/34	(Call 07/01/19)	330	372,098
Series I
5.00%, 07/01/27	(Call 07/01/19)	300	346,821
5.00%, 01/01/34	(Call 07/01/19)	105	118,395
Series KRY
5.00%, 07/01/18		250	291,247
Series KY
5.00%, 07/01/16		350	384,261
Mendocino-Lake Community College District GO Series B
0.00%, 08/01/51	(AGM)	250	39,148
Merced Union High School District GO Series C
0.00%, 08/01/46	(Call 08/01/21)	1,000	125,890
Metropolitan Water District of Southern California RB Water Revenue
5.75%, 08/10/18		500	568,995
Series A
5.00%, 07/01/20		350	423,608
5.00%, 10/01/29	(Call 04/01/22)	200	233,362
5.00%, 01/01/34	(Call 01/01/19)	100	113,035
5.00%, 07/01/35	(Call 07/01/15) (AGM)	700	729,939
Series B
5.00%, 07/01/21	(Call 07/01/18)	225	261,968
Series C

Security		Principal (000s)	Value

5.00%, 10/01/27		$250	$316,840
5.00%, 07/01/35	(Call 07/01/19)	450	511,600
Mount Diablo Unified School District GO
Series A
0.00%, 08/01/35	(Call 08/01/25) (AGM)	400	286,504
Series E
5.00%, 06/01/37	(Call 08/01/22)	250	276,620
Mount San Antonio Community College District GO
0.00%, 08/01/28	(Call 02/01/28)	1,000	760,380
Newport Mesa Unified School District GO
0.00%, 08/01/36		500	191,760
0.00%, 08/01/38		500	175,460
Orange County Public Financing Authority RB Lease Abatement
5.00%, 07/01/16	(NPFGC)	720	788,256
Orange County Sanitation District COP Sewer Revenue Series A
5.00%, 02/01/39	(Call 02/01/19)	500	563,540
Orange County Water District COP Lease Non-Terminable
5.00%, 08/15/39	(Call 08/15/19)	885	994,395
Palomar Pomerado Health GO Series A
0.00%, 08/01/31	(AGM)	500	228,240
Peralta Community College District GO Series C
5.00%, 08/01/39	(Call 08/01/19)	145	159,558
Placentia-Yorba Linda Unified School District GO Series D
0.00%, 08/01/40		500	143,065
Pomona Public Financing Authority RB Water Revenue Series AY
5.00%, 05/01/47	(Call 05/01/17) (AMBAC)	125	132,844
Poway Unified School District GO
0.00%, 08/01/35		500	190,525
0.00%, 08/01/38		755	246,810
0.00%, 08/01/46		2,750	588,170
Rio Hondo Community College District GO
0.00%, 08/01/42	(Call 08/01/34)	500	357,315
Riverside County Transportation Commission RB Highway Revenue Tolls
Series A
5.25%, 06/01/39	(Call 06/01/23)	750	861,847
5.75%, 06/01/48	(Call 06/01/23)	1,000	1,101,020
Sacramento Area Flood Control Agency RB Special Assessment
5.63%, 10/01/37	(Call 10/01/18) (BHAC)	380	430,966
Sacramento City Financing Authority RB Lease Abatement
5.25%, 12/01/30	(AMBAC)	650	774,494
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 12/01/35	(PR12/01/14) (AMBAC)	1,400	1,434,118
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series A
5.00%, 08/15/41	(Call 08/15/23)	500	552,770
Series K
5.25%, 07/01/24	(AMBAC)	250	299,367
Series U
5.00%, 08/15/16	(AGM)	200	219,998
5.00%, 08/15/17	(AGM)	300	339,858
5.00%, 08/15/22	(Call 08/15/18) (AGM)	1,215	1,398,781
Series X
5.00%, 08/15/20		200	239,680

40

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

San Bernardino Community College District GO
Series A
6.25%, 08/01/33	(PR 08/01/18)	$300	$365,640
Series C
5.00%, 08/01/31	(Call 08/01/16) (AGM)	45	48,363
San Diego Community College District GO
5.00%, 05/01/30	(PR 05/01/15) (AGM)	1,000	1,044,230
5.00%, 08/01/30	(Call 08/01/23)	250	292,875
5.00%, 08/01/30	(Call 08/01/17) (AGM)	550	614,284
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/34	(Call 07/01/20)	315	337,655
5.00%, 07/01/40	(Call 07/01/20)	475	509,965
5.00%, 07/01/43	(Call 07/01/23)	255	274,056
San Diego County Regional Transportation Commission RB Sales Tax Revenue Series A
5.00%, 04/01/48	(Call 04/01/22)	500	552,345
San Diego County Water Authority COP Water Revenue
Series 2008
5.00%, 05/01/33	(Call 05/01/18) (AGM)	800	889,832
5.00%, 05/01/38	(Call 05/01/18) (AGM)	490	544,047
Series A
5.00%, 05/01/30	(PR 05/01/15) (AGM)	580	605,874
San Diego County Water Authority RB Water Revenue
5.00%, 05/01/34	(Call 11/01/22)	500	570,710
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series A
5.25%, 05/15/24	(Call 05/15/20)	250	295,492
5.25%, 05/15/25	(Call 05/15/20)	250	294,722
5.25%, 05/15/39	(Call 05/15/19)	500	569,125
Series B
5.00%, 05/15/22	(Call 05/15/19)	230	270,926
San Diego Public Facilities Financing Authority RB Water Revenue Series B
5.50%, 08/01/39	(Call 08/01/19)	1,000	1,164,960
San Diego Regional Building Authority RB Lease Abatement
5.38%, 02/01/36	(Call 02/01/19)	400	458,932
San Diego Unified School District GO
0.00%, 07/01/30		790	405,444
0.00%, 07/01/35		300	114,750
0.00%, 07/01/38		500	164,080
0.00%, 07/01/45		1,595	356,323
Series C
0.00%, 07/01/46		500	107,110
0.00%, 07/01/47	(Call 07/01/40)	300	166,209
0.00%, 07/01/48	(Call 07/01/40)	250	138,185
5.00%, 07/01/35	(Call 07/01/23)	150	168,621
Series E
0.00%, 07/01/32		500	229,185
0.00%, 07/01/42		325	149,585
0.00%, 07/01/47	(Call 07/01/42)	500	231,115
Series F-1
4.50%, 07/01/29	(Call 07/01/16) (AGM)	1,125	1,219,185
Series G
0.00%, 07/01/38	(Call 01/01/24)	1,000	282,540
Series R-1

Security		Principal (000s)	Value

0.00%, 07/01/31		$1,535	$739,532
Series R-3
5.00%, 07/01/21		500	608,420
San Dieguito Union High School District GO Series A-2
4.00%, 08/01/38	(Call 08/01/23)	250	256,168
San Francisco Bay Area Rapid Transit District GO Series B
4.75%, 08/01/37	(Call 08/01/17)	100	109,499
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue Series A
5.00%, 07/01/36	(Call 07/01/22)	500	560,260
San Francisco City & County Airports Commission RB Port Airport & Marina Revenue
Issue 32F, Second Series
5.25%, 05/01/19	(NPFGC-FGIC)	495	590,149
Second Series
5.00%, 05/01/26	(Call 05/01/22)	185	213,492
5.25%, 05/01/17	(NPFGC-FGIC)	115	130,765
Series A
4.90%, 05/01/29	(Call 11/01/19)	875	991,734
Series B
5.00%, 05/01/43	(Call 05/01/23)	250	272,310
Series F
5.00%, 05/01/35	(Call 05/01/20)	800	860,088
San Francisco City & County Public Utilities Commission RB Water Revenue
Series A
4.00%, 11/01/41	(Call 05/01/22)	250	252,873
4.50%, 11/01/31	(Call 05/01/16) (AGM)	875	925,619
5.00%, 11/01/30	(Call 11/01/21)	500	576,095
5.00%, 11/01/33	(Call 05/01/22)	1,000	1,124,270
5.00%, 11/01/43	(Call 05/01/22)	500	550,020
Series B
4.00%, 10/01/39	(Call 10/01/22)	500	504,930
San Joaquin Hills Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/20	(ETM)	170	157,692
0.00%, 01/01/22	(ETM)	150	128,691
0.00%, 01/01/23	(ETM)	250	205,780
0.00%, 01/01/26	(ETM)	280	205,450
0.00%, 01/01/28	(ETM)	400	269,424
San Jose Financing Authority RB Lease Abatement Series A
5.00%, 06/01/39	(Call 06/01/23)	250	275,700
San Jose Unified School District GO Series D
5.00%, 08/01/32	(Call 08/01/18)	125	140,598
San Marcos Unified School District GO
Series B
0.00%, 08/01/47		500	100,700
0.00%, 08/01/51		1,500	245,535
San Mateo County Community College District GO
Series B
5.00%, 09/01/31	(Call 09/01/16)	400	432,496
5.00%, 09/01/38	(Call 09/01/16)	550	594,682
San Mateo County Transportation Authority RB Sales Tax Revenue Series A
4.75%, 06/01/34	(Call 06/01/15) (NPFGC)	495	512,087
San Mateo Joint Powers Financing Authority RB Lease Abatement Series A
5.00%, 07/15/36	(Call 07/15/18)	750	842,797
San Mateo Union High School District GO
0.00%, 09/01/33		500	298,450

41

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

0.00%, 09/01/41	(Call 09/01/36)	$500	$308,960
Series A
0.00%, 07/01/51	(Call 09/01/41)	750	344,527
Santa Clara Valley Transportation Authority RB Sales Tax Revenue Series A
5.00%, 04/01/32	(Call 04/01/17) (AMBAC)	1,025	1,125,583
Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15	(NPFGC)	200	198,832
5.00%, 07/01/25	(Call 07/01/20)	205	242,331
Series 2010-1
5.00%, 07/01/30	(Call 07/01/20)	700	805,868
Series B
6.00%, 07/01/27	(Call 07/01/18)	195	232,851
Southwestern Community College District GO Series C
0.00%, 08/01/46		1,000	212,430
State of California GO
3.50%, 03/01/17		100	108,012
4.00%, 10/01/14		220	222,878
4.00%, 12/01/18	(Call 12/01/17)	250	275,735
4.50%, 03/01/21	(Call 03/01/20)	660	754,981
4.50%, 08/01/26	(Call 02/01/17)	900	971,361
4.50%, 08/01/30	(Call 02/01/17)	1,085	1,152,520
5.00%, 04/01/15		695	723,036
5.00%, 03/01/16		370	400,355
5.00%, 04/01/16		600	651,420
5.00%, 11/01/16		275	305,591
5.00%, 03/01/17	(Call 03/01/15)	450	466,407
5.00%, 04/01/17		485	545,067
5.00%, 06/01/17	(SGI)	375	423,750
5.00%, 03/01/18	(Call 03/01/15)	750	777,277
5.00%, 04/01/18		500	577,640
5.00%, 05/01/18	(Call 05/01/15)	600	626,574
5.00%, 06/01/18	(Call 06/01/17) (NPFGC)	560	634,385
5.00%, 08/01/18	(Call 02/01/17)	550	616,176
5.00%, 11/01/18		500	586,155
5.00%, 06/01/19	(Call 06/01/17) (NPFGC)	350	395,818
5.00%, 08/01/19	(Call 02/01/17)	640	715,917
5.00%, 10/01/19		800	950,272
5.00%, 04/01/20		215	256,235
5.00%, 09/01/20		170	203,694
5.00%, 10/01/20	(Call 10/01/16)	400	442,756
5.00%, 12/01/20	(Call 12/01/16)	750	835,432
5.00%, 08/01/21	(Call 08/01/15)	215	226,576
5.00%, 11/01/21	(Call 11/01/17)	900	1,028,520
5.00%, 12/01/21	(Call 12/01/16)	250	278,213
5.00%, 03/01/22	(Call 03/01/15) (AMBAC)	550	568,881
5.00%, 08/01/22	(Call 02/01/17)	500	557,750
5.00%, 03/01/23	(Call 03/01/16)	315	339,973
5.00%, 11/01/23	(Call 11/01/20)	500	602,200
5.00%, 02/01/24	(Call 02/01/22)	220	259,840
5.00%, 08/01/24	(Call 02/01/17)	750	834,510
5.00%, 10/01/24	(Call 04/01/18)	250	287,133
5.00%, 11/01/24	(Call 11/01/20)	250	298,125
5.00%, 12/01/24	(Call 12/01/17)	500	570,160
5.00%, 02/01/25	(Call 02/01/23)	1,000	1,188,940
5.00%, 03/01/25	(Call 03/01/20)	750	874,515
5.00%, 08/01/25	(Call 08/01/15) (AGM)	535	564,484

Security		Principal (000s)	Value

5.00%, 09/01/25	(Call 09/01/23)	$500	$598,255
5.00%, 10/01/25	(Call 04/01/18)	900	1,027,107
5.00%, 12/01/26	(Call 12/01/16)	800	885,616
5.00%, 03/01/27	(Call 03/01/20)	300	344,763
5.00%, 05/01/27	(Call 05/01/15)	355	369,200
5.00%, 09/01/27	(Call 09/01/16)	500	548,620
5.00%, 11/01/27	(Call 11/01/23)	700	823,333
5.00%, 02/01/29	(Call 02/01/23)	1,000	1,149,990
5.00%, 06/01/29	(Call 12/01/14) (AMBAC)	500	511,275
5.00%, 10/01/29	(Call 04/01/18)	1,000	1,124,447
5.00%, 09/01/30	(Call 09/01/18)	500	563,680
5.00%, 02/01/31	(Call 02/01/22)	500	561,840
5.00%, 02/01/32	(Call 02/01/22)	500	558,955
5.00%, 06/01/32	(Call 06/01/17)	1,220	1,330,630
5.00%, 08/01/33	(Call 08/01/15)	350	365,309
5.00%, 09/01/35	(Call 09/01/16)	1,040	1,109,316
5.00%, 06/01/37	(Call 06/01/17)	1,090	1,164,120
5.00%, 11/01/37	(Call 11/01/17)	1,000	1,076,320
5.00%, 12/01/37	(Call 12/01/17)	885	954,136
5.00%, 02/01/38	(Call 02/01/23)	1,060	1,172,954
5.00%, 10/01/41	(Call 10/01/21)	3,500	3,803,870
5.00%, 04/01/42	(Call 04/01/22)	1,000	1,090,520
5.00%, 09/01/42	(Call 09/01/22)	750	820,987
5.00%, 11/01/43	(Call 11/01/23)	1,000	1,105,080
5.25%, 09/01/22		815	1,004,626
5.25%, 10/01/22		600	740,340
5.25%, 09/01/25	(Call 09/01/21)	750	899,767
5.25%, 10/01/29	(Call 10/01/19)	1,375	1,594,780
5.25%, 08/01/32	(AGM)	745	890,141
5.25%, 03/01/38	(Call 03/01/18)	2,115	2,312,499
5.50%, 04/01/19		525	630,073
5.50%, 11/01/39	(Call 11/01/19)	2,100	2,409,372
5.50%, 03/01/40	(Call 03/01/20)	170	196,080
5.75%, 04/01/29	(Call 04/01/19)	1,000	1,191,850
5.75%, 04/01/31	(Call 04/01/19)	1,000	1,184,170
6.00%, 03/01/33	(Call 03/01/20)	1,200	1,450,860
6.00%, 04/01/38	(Call 04/01/19)	1,250	1,475,550
6.50%, 04/01/33	(Call 04/01/19)	1,500	1,836,780
Series 2
5.00%, 09/01/29	(Call 03/01/16) (AMBAC)	590	632,238
Series A
4.00%, 07/01/16		90	96,979
4.13%, 07/01/14	(ETM)	365	366,241
4.40%, 07/01/18		200	228,314
4.60%, 07/01/19		360	421,960
5.00%, 07/01/15	(Call 07/01/14)	735	738,080
5.00%, 07/01/15	(PR 07/01/14)	100	100,418
5.00%, 07/01/16		500	548,945
5.00%, 07/01/18		1,725	2,010,367
5.00%, 07/01/19		810	965,390
5.00%, 07/01/20	(Call 07/01/19)	2,170	2,579,197
5.00%, 07/01/22	(Call 07/01/16)	1,990	2,179,945
5.25%, 07/01/21	(Call 07/01/19)	625	747,825
Series B
5.00%, 07/01/23		1,615	1,621,735
University of California Regents RB College & University Revenue
Series AF
5.00%, 05/15/16		750	820,447
5.00%, 05/15/18		250	290,920
5.00%, 05/15/39	(Call 05/15/23)	250	279,640
Series AI

42

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

5.00%, 05/15/32	(Call 05/15/23)	$1,000	$1,143,410
5.00%, 05/15/38	(Call 05/15/23)	870	974,574
Series AK
5.00%, 05/15/48		1,750	2,142,560
Series AM
5.00%, 05/15/44	(Call 05/15/24)	400	448,648
Series D
5.00%, 05/15/41	(Call 05/15/16)	120	130,319
Series G
5.00%, 05/15/25	(Call 05/15/22)	1,000	1,188,970
5.00%, 05/15/26	(Call 05/15/22)	500	588,785
5.00%, 05/15/32	(Call 05/15/22)	725	820,932
5.00%, 05/15/37	(Call 05/15/22)	500	554,630
5.00%, 05/15/42	(Call 05/15/22)	950	1,044,762
Series J
4.50%, 05/15/35	(Call 05/15/15) (AGM)	850	882,878
Vacaville Unified School District GO
5.00%, 08/01/25	(Call 08/01/17) (AMBAC)	380	422,841
Ventura County Community College District GO Series C
5.50%, 08/01/33	(Call 08/01/18)	250	289,452
Ventura County Public Financing Authority RB Lease Revenue
5.00%, 11/01/43	(Call 11/01/22)	500	544,375
West Contra Costa Unified School District GO Series B
5.63%, 08/01/35	(Call 08/01/18) (BHAC)	195	224,030
Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	400	128,972
William S. Hart Union High School District GO
Series A
0.00%, 08/01/33		450	176,252
Series B
0.00%, 08/01/34	(AGM)	500	200,195
Series C
0.00%, 08/01/37	(Call 08/01/23)	500	155,325
4.00%, 08/01/38	(Call 08/01/23)	500	508,050
Yosemite Community College District GO
Series C
5.00%, 08/01/28	(Call 08/01/18) (AGM)	245	279,298
5.00%, 08/01/32	(Call 08/01/18) (AGM)	500	562,390
Yuba Community College District GO Series A
5.00%, 08/01/22	(Call 08/01/17) (AMBAC)	430	482,327

			261,442,781

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $245,006,541)			261,442,781

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 1.59%

MONEY MARKET FUNDS — 1.59%
BlackRock Liquidity Funds: California Money Fund, Institutional Shares
0.01%[a,b]	4,232	$4,232,479

		4,232,479

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,232,479)		4,232,479

TOTAL INVESTMENTS IN SECURITIES — 99.81%
(Cost: $249,239,020)		265,675,260
Other Assets, Less Liabilities — 0.19%		513,979

NET ASSETS — 100.00%		$266,189,239

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

PR  —  Prerefunded

RB  —  Revenue Bond

Insured by:

AGC-ICC  —  Assured Guaranty Corp. — Insured Custody Certificates

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

Radian-IBCC  —  Radian Asset Assurance — Insured Bond Custodial Certificate

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

43

Schedule of Investments (Unaudited)

iSHARES® CORE LONG-TERM USD BOND ETF

May 31, 2014

Security		Principal (000s)	Value

CORPORATE BONDS & NOTES — 49.21%

AEROSPACE & DEFENSE — 1.14%
Boeing Co. (The)
6.13%, 02/15/33		$50	$64,652
6.88%, 03/15/39		26	36,382
General Dynamics Corp.
3.60%, 11/15/42	(Call 05/15/42)	26	24,024
Honeywell International Inc.
5.70%, 03/15/37		25	30,705
Lockheed Martin Corp.
4.07%, 12/15/42		117	113,865
Northrop Grumman Corp.
7.75%, 02/15/31		21	28,794
Raytheon Co.
4.88%, 10/15/40		26	28,814
United Technologies Corp.
4.50%, 06/01/42		35	36,586
5.70%, 04/15/40		31	38,110
6.05%, 06/01/36		66	84,060

			485,992
AIR FREIGHT & LOGISTICS — 0.35%
FedEx Corp.
3.88%, 08/01/42		26	23,486
5.10%, 01/15/44		50	54,083
United Parcel Service Inc.
3.63%, 10/01/42		26	24,178
6.20%, 01/15/38		36	46,960

			148,707
AIRLINES — 0.37%
Continental Airlines Inc. 2012-1 Pass Through Trust Class A
4.15%, 10/11/25[a]		25	25,462
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26		25	25,515
US Airways 2012-2 Class A Pass Through Trust
4.63%, 12/03/26[a]		100	105,263

			156,240
AUTO COMPONENTS — 0.07%
Johnson Controls Inc.
5.25%, 12/01/41	(Call 06/01/41)	26	28,164

			28,164
AUTOMOBILES — 0.30%
Ford Motor Co.
4.75%, 01/15/43		50	50,448
7.45%, 07/16/31		60	79,830

			130,278

Security		Principal (000s)	Value

BEVERAGES — 0.90%
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44		$50	$52,945
Anheuser-Busch InBev Worldwide Inc.
6.38%, 01/15/40		56	73,384
8.20%, 01/15/39		50	77,135
Diageo Capital PLC
5.88%, 09/30/36		25	30,400
Diageo Investment Corp.
4.25%, 05/11/42		7	6,952
Dr Pepper Snapple Group Inc.
7.45%, 05/01/38		10	13,920
Molson Coors Brewing Co.
5.00%, 05/01/42		26	28,086
PepsiCo Inc.
3.60%, 08/13/42		50	44,667
5.50%, 01/15/40		50	58,378

			385,867
BIOTECHNOLOGY — 0.62%
Amgen Inc.
5.15%, 11/15/41	(Call 05/15/41)	115	124,105
5.65%, 06/15/42	(Call 12/15/41)	25	28,849
Gilead Sciences Inc.
4.80%, 04/01/44	(Call 10/01/43)	90	95,851
5.65%, 12/01/41	(Call 06/01/41)	15	17,806

			266,611
CAPITAL MARKETS — 0.90%
Credit Suisse (USA) Inc.
7.13%, 07/15/32		16	22,216
European Investment Bank
4.88%, 02/15/36		15	18,018
Goldman Sachs Group Inc. (The)
6.13%, 02/15/33		50	59,335
6.45%, 05/01/36		30	34,776
6.75%, 10/01/37		70	83,685
Jefferies Group LLC
6.25%, 01/15/36		15	15,631
Morgan Stanley
5.00%, 11/24/25		50	53,153
6.38%, 07/24/42		76	95,859

			382,673
CHEMICALS — 1.07%
Agrium Inc.
6.13%, 01/15/41	(Call 07/15/40)	25	29,556
CF Industries Inc.
5.15%, 03/15/34		75	79,786
Dow Chemical Co. (The)
5.25%, 11/15/41	(Call 05/15/41)	26	28,162
9.40%, 05/15/39		36	58,717
E.I. du Pont de Nemours and Co.
4.90%, 01/15/41		41	44,997
Eastman Chemical Co.
4.80%, 09/01/42	(Call 03/01/42)	26	26,429
Ecolab Inc.
5.50%, 12/08/41		11	13,033

44

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

May 31, 2014

Security		Principal (000s)	Value

LYB International Finance BV
4.88%, 03/15/44	(Call 09/15/43)	$80	$84,411
Monsanto Co.
5.50%, 08/15/25		26	31,298
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40		26	30,715
PPG Industries Inc.
5.50%, 11/15/40		25	29,306

			456,410
COMMERCIAL BANKS — 1.67%
Bank One Corp.
7.63%, 10/15/26		90	118,903
Fifth Third Bancorp
8.25%, 03/01/38		25	36,849
HSBC Holdings PLC
6.80%, 06/01/38		200	254,200
Rabobank Nederland
5.25%, 05/24/41		40	44,980
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35		90	100,845
Wells Fargo & Co.
5.38%, 11/02/43		50	54,483
5.61%, 01/15/44		45	50,678
Wells Fargo Capital X
5.95%, 12/01/86		50	50,625

			711,563
COMMERCIAL SERVICES & SUPPLIES — 0.24%
Republic Services Inc.
5.70%, 05/15/41	(Call 11/15/40)	26	30,561
Unilever Capital Corp.
5.90%, 11/15/32		30	39,185
Waste Management Inc.
6.13%, 11/30/39		26	32,588

			102,334
COMMUNICATIONS EQUIPMENT — 0.25%
Cisco Systems Inc.
5.50%, 01/15/40		25	29,231
5.90%, 02/15/39		40	49,171
Harris Corp.
6.15%, 12/15/40		10	11,774
Juniper Networks Inc.
5.95%, 03/15/41		15	16,357

			106,533
COMPUTERS & PERIPHERALS — 0.24%
Apple Inc.
3.85%, 05/04/43		80	74,290
Hewlett-Packard Co.
6.00%, 09/15/41		26	29,415

			103,705

Security		Principal (000s)	Value

CONSUMER FINANCE — 0.11%
American Express Co.
4.05%, 12/03/42		$50	$47,543

			47,543
CONTAINERS & PACKAGING — 0.04%
Sonoco Products Co.
5.75%, 11/01/40	(Call 05/01/40)	15	17,488

			17,488
DIVERSIFIED CONSUMER SERVICES — 0.13%
President and Fellows of Harvard College (The)
6.30%, 10/01/37	(Call 04/01/16)	52	57,252

			57,252
DIVERSIFIED FINANCIAL SERVICES — 3.57%
Bank of America Corp.
5.00%, 01/21/44		50	52,610
7.75%, 05/14/38		125	171,099
Citigroup Inc.
6.00%, 10/31/33		50	56,482
6.13%, 08/25/36		100	113,492
6.88%, 03/05/38		117	154,141
Daimler Finance North America LLC
8.50%, 01/18/31		26	39,476
Deutsche Telekom International Finance BV
8.75%, 06/15/30		79	115,874
General Electric Capital Corp.
5.88%, 01/14/38		85	101,993
6.15%, 08/07/37		200	247,430
Series A
6.75%, 03/15/32		50	65,767
Goldman Sachs Capital I
6.35%, 02/15/34		148	168,278
J.P. Morgan Chase & Co.
4.85%, 02/01/44		50	52,405
5.60%, 07/15/41		125	144,840
National Rural Utilities Cooperative Finance Corp. Series C
8.00%, 03/01/32		26	37,435

			1,521,322
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.98%
AT&T Inc.
4.35%, 06/15/45	(Call 12/15/44)	50	47,528
5.55%, 08/15/41		115	128,911
6.30%, 01/15/38		100	121,011
6.50%, 09/01/37		100	123,611
British Telecommunications PLC
9.63%, 12/15/30		46	73,420
Orange
5.38%, 01/13/42		31	33,448
9.00%, 03/01/31		50	74,938
Qwest Corp.
6.88%, 09/15/33	(Call 06/30/14)	76	76,570
Royal KPN NV
8.38%, 10/01/30		11	15,258

45

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

May 31, 2014

Security		Principal (000s)	Value

Telefonica Europe BV
8.25%, 09/15/30		$82	$109,870
Verizon Communications Inc.
5.05%, 03/15/34	(Call 12/15/33)	74	79,326
5.85%, 09/15/35[a]		195	225,454
6.40%, 09/15/33		175	215,172
6.40%, 02/15/38		100	122,131
6.55%, 09/15/43		200	252,395

			1,699,043
ELECTRIC UTILITIES — 5.56%
Appalachian Power Co.
7.00%, 04/01/38		31	42,242
Arizona Public Service Co.
4.50%, 04/01/42	(Call 10/01/41)	26	27,076
Baltimore Gas & Electric Co.
6.35%, 10/01/36		51	65,627
Berkshire Hathaway Energy Co.
6.13%, 04/01/36		130	160,569
6.50%, 09/15/37		50	64,485
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	(Call 02/01/42)	40	36,265
Detroit Edison Co. (The)
3.95%, 06/15/42	(Call 12/15/41)	40	38,924
Duke Energy Carolinas LLC
4.25%, 12/15/41	(Call 06/15/41)	25	25,475
6.10%, 06/01/37		88	109,468
Series A
6.00%, 12/01/28		50	61,494
Duke Energy Progress Inc.
4.10%, 05/15/42	(Call 11/15/41)	71	70,618
Entergy Arkansas Inc.
3.70%, 06/01/24	(Call 03/01/24)	50	52,046
Exelon Corp.
5.63%, 06/15/35		25	27,880
FirstEnergy Solutions Corp.
6.80%, 08/15/39		30	31,095
Florida Power & Light Co.
4.13%, 02/01/42	(Call 08/02/41)	50	50,427
5.63%, 04/01/34		90	109,714
Georgia Power Co.
4.30%, 03/15/42		140	140,615
Interstate Power & Light Co.
6.25%, 07/15/39		25	32,431
Kansas City Power & Light Co.
5.30%, 10/01/41	(Call 04/01/41)	31	34,310
Kentucky Utilities Co.
5.13%, 11/01/40	(Call 05/01/40)	30	34,551
Nevada Power Co. Series R
6.75%, 07/01/37		25	33,897
Nisource Finance Corp.
5.95%, 06/15/41	(Call 12/15/40)	56	64,198
Northern States Power Co.
3.40%, 08/15/42	(Call 02/15/42)	76	67,472
Oglethorpe Power Corp.
5.25%, 09/01/50		26	28,707
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42	(Call 12/01/41)	20	23,342
7.25%, 01/15/33		50	69,542
Pacific Gas & Electric Co.
3.75%, 08/15/42	(Call 02/15/42)	65	58,965

Security		Principal (000s)	Value

4.45%, 04/15/42	(Call 10/15/41)	$26	$26,528
6.05%, 03/01/34		75	92,087
Potomac Electric Power Co.
6.50%, 11/15/37		15	19,838
PPL Capital Funding Inc.
5.00%, 03/15/44	(Call 09/15/43)[a]	50	53,427
Progress Energy Inc.
7.75%, 03/01/31		50	70,124
Public Service Co. of Colorado
4.30%, 03/15/44	(Call 09/15/43)	50	51,585
South Carolina Electric & Gas Co.
4.35%, 02/01/42	(Call 08/01/41)	26	26,787
6.05%, 01/15/38		26	32,561
Southern California Edison Co.
4.05%, 03/15/42	(Call 09/15/41)	76	74,842
4.65%, 10/01/43	(Call 04/01/43)	100	108,136
Series 08-A
5.95%, 02/01/38		16	20,026
Union Electric Co.
3.90%, 09/15/42	(Call 03/15/42)	40	38,584
Virginia Electric and Power Co.
4.00%, 01/15/43	(Call 07/15/42)	26	25,424
4.45%, 02/15/44	(Call 08/15/43)	75	78,490
8.88%, 11/15/38		26	42,750
Westar Energy Inc.
4.13%, 03/01/42	(Call 09/01/41)	26	25,967
Wisconsin Electric Power Co.
3.65%, 12/15/42	(Call 06/15/42)	26	23,949

			2,372,540
ELECTRICAL EQUIPMENT — 0.12%
ABB Finance (USA) Inc.
4.38%, 05/08/42		16	16,344
Eaton Corp. PLC
4.00%, 11/02/32		30	29,951
Emerson Electric Co.
6.13%, 04/15/39		3	3,835

			50,130
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.06%
Corning Inc.
4.70%, 03/15/37		26	27,412

			27,412
ENERGY EQUIPMENT & SERVICES — 0.69%
Baker Hughes Inc.
5.13%, 09/15/40		35	39,683
Diamond Offshore Drilling Inc.
5.70%, 10/15/39		10	11,340
Halliburton Co.
4.75%, 08/01/43	(Call 02/01/43)	50	53,695
National Oilwell Varco Inc.
3.95%, 12/01/42	(Call 06/01/42)	26	24,626
Noble Holding International Ltd.
6.20%, 08/01/40		26	29,601
Transocean Inc.
7.50%, 04/15/31		36	42,387
Weatherford International Ltd.
5.95%, 04/15/42	(Call 10/17/41)	50	56,051

46

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

May 31, 2014

Security		Principal (000s)	Value

6.75%, 09/15/40		$30	$36,459

			293,842
FOOD & STAPLES RETAILING — 1.40%
CVS Caremark Corp.
5.30%, 12/05/43	(Call 06/05/43)	50	56,864
6.13%, 09/15/39		26	32,328
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
5.70%, 10/01/40		30	32,170
Kroger Co. (The)
5.40%, 07/15/40	(Call 01/15/40)	21	23,100
6.90%, 04/15/38		26	33,258
Safeway Inc.
7.25%, 02/01/31[a]		25	25,625
Sysco Corp.
5.38%, 09/21/35		16	18,450
Wal-Mart Stores Inc.
5.00%, 10/25/40		90	100,454
5.63%, 04/15/41		60	73,001
5.88%, 04/05/27		74	91,896
6.20%, 04/15/38		51	65,618
6.50%, 08/15/37		33	43,751

			596,515
FOOD PRODUCTS — 0.74%
Archer-Daniels-Midland Co.
5.38%, 09/15/35		51	58,962
Campbell Soup Co.
3.80%, 08/02/42		26	22,429
ConAgra Foods Inc.
8.25%, 09/15/30		25	35,011
General Mills Inc.
5.40%, 06/15/40		25	28,420
Kellogg Co. Series B
7.45%, 04/01/31		31	40,399
Kraft Foods Group Inc.
5.00%, 06/04/42[a]		50	53,357
Mondelez International Inc.
6.50%, 02/09/40		60	76,510

			315,088
GAS UTILITIES — 0.32%
AGL Capital Corp.
5.88%, 03/15/41	(Call 09/15/40)	31	38,345
KeySpan Corp.
5.80%, 04/01/35		50	58,727
Southern California Gas Co.
3.75%, 09/15/42	(Call 03/15/42)	40	37,843

			134,915
HEALTH CARE EQUIPMENT & SUPPLIES — 0.35%
Baxter International Inc.
6.25%, 12/01/37		25	32,155
Becton, Dickinson and Co.
5.00%, 11/12/40		25	27,950
Boston Scientific Corp.
7.38%, 01/15/40		25	34,189

Security		Principal (000s)	Value

Covidien International Finance SA
6.55%, 10/15/37		$11	$14,660
Medtronic Inc.
4.50%, 03/15/42	(Call 09/15/41)	40	41,587

			150,541
HEALTH CARE PROVIDERS & SERVICES — 1.34%
Aetna Inc.
4.75%, 03/15/44	(Call 09/15/43)	50	53,097
6.63%, 06/15/36		26	34,010
Cigna Corp.
5.38%, 02/15/42	(Call 08/15/41)	25	28,572
Express Scripts Holding Co.
6.13%, 11/15/41		26	31,440
Humana Inc.
4.63%, 12/01/42	(Call 06/01/42)	26	25,685
McKesson Corp.
4.88%, 03/15/44	(Call 09/15/43)	75	78,359
Quest Diagnostics Inc.
5.75%, 01/30/40		26	28,196
UnitedHealth Group Inc.
4.63%, 11/15/41	(Call 05/15/41)	50	52,722
5.80%, 03/15/36		46	56,044
6.88%, 02/15/38		41	55,821
WellPoint Inc.
4.65%, 01/15/43		26	26,612
5.10%, 01/15/44		50	54,426
6.38%, 06/15/37		36	45,302

			570,286
HOTELS, RESTAURANTS & LEISURE — 0.18%
McDonald’s Corp.
3.63%, 05/01/43		25	22,791
6.30%, 10/15/37		40	52,054

			74,845
HOUSEHOLD PRODUCTS — 0.18%
Kimberly-Clark Corp.
6.63%, 08/01/37		25	33,910
Procter & Gamble Co. (The)
5.55%, 03/05/37		9	10,991
5.80%, 08/15/34		25	31,305

			76,206
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.07%
Exelon Generation Co. LLC
6.25%, 10/01/39[a]		25	29,170

			29,170
INDUSTRIAL CONGLOMERATES — 0.29%
3M Co.
5.70%, 03/15/37		16	19,869
General Electric Co.
4.13%, 10/09/42		80	78,975
Koninklijke Philips NV
6.88%, 03/11/38		20	26,952

			125,796

47

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

May 31, 2014

Security		Principal (000s)	Value

INSURANCE — 2.26%
ACE INA Holdings Inc.
4.15%, 03/13/43		$50	$49,151
Aflac Inc.
6.45%, 08/15/40		26	33,033
Allstate Corp. (The)
5.20%, 01/15/42		26	29,291
American International Group Inc.
6.25%, 05/01/36		120	151,949
8.18%, 05/15/68	(Call 05/15/38)[b]	25	33,625
Aon PLC
6.25%, 09/30/40		50	62,761
AXA SA
8.60%, 12/15/30		26	34,450
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40		36	43,406
Chubb Corp. (The)
6.00%, 05/11/37		31	39,046
Cincinnati Financial Corp.
6.92%, 05/15/28		25	30,900
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43[a]		50	48,371
Lincoln National Corp.
7.00%, 06/15/40		20	27,422
MetLife Inc.
4.13%, 08/13/42		90	87,114
4.88%, 11/13/43		50	53,877
6.40%, 12/15/66	(Call 12/15/31)	25	27,625
Principal Financial Group Inc.
4.35%, 05/15/43		26	25,361
Prudential Financial Inc.
Series B
5.75%, 07/15/33		51	59,240
Series D
6.63%, 12/01/37		26	33,727
Travelers Companies Inc. (The)
6.25%, 06/15/37		51	65,868
XLIT Ltd.
6.25%, 05/15/27		25	29,644

			965,861
INTERNET SOFTWARE & SERVICES — 0.05%
eBay Inc.
4.00%, 07/15/42	(Call 01/15/42)	26	23,542

			23,542
IT SERVICES — 0.33%
International Business Machines Corp.
5.60%, 11/30/39		39	47,131
7.00%, 10/30/25		50	66,359
Western Union Co. (The)
6.20%, 11/17/36[a]		26	27,054

			140,544

Security		Principal (000s)	Value

LEISURE EQUIPMENT & PRODUCTS — 0.07%
Mattel Inc.
5.45%, 11/01/41	(Call 05/01/41)	$26	$28,319

			28,319
MACHINERY — 0.35%
Caterpillar Inc.
3.80%, 08/15/42		58	53,828
Deere & Co.
3.90%, 06/09/42	(Call 12/09/41)	26	24,794
5.38%, 10/16/29		26	31,043
Dover Corp.
5.38%, 03/01/41	(Call 12/01/40)	16	19,009
Illinois Tool Works Inc.
4.88%, 09/15/41	(Call 03/15/41)	20	21,642

			150,316
MEDIA — 3.56%
21st Century Fox America Inc.
5.40%, 10/01/43		125	140,514
6.65%, 11/15/37		36	45,896
CBS Corp.
7.88%, 07/30/30		41	55,046
Comcast Corp.
4.65%, 07/15/42		130	135,584
4.75%, 03/01/44		50	52,863
6.40%, 05/15/38		100	127,636
6.95%, 08/15/37		75	100,594
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.15%, 03/15/42		50	52,646
6.00%, 08/15/40	(Call 05/15/40)	17	19,503
Discovery Communications LLC
6.35%, 06/01/40		50	60,909
Grupo Televisa SAB de CV
6.63%, 01/15/40		21	25,541
Historic TW Inc.
6.63%, 05/15/29		65	83,228
Thomson Reuters Corp.
5.85%, 04/15/40		25	27,898
Time Warner Cable Inc.
6.75%, 06/15/39		95	120,962
7.30%, 07/01/38		70	94,175
Time Warner Inc.
6.25%, 03/29/41		100	122,739
7.70%, 05/01/32		76	106,361
Viacom Inc.
4.50%, 02/27/42		25	23,994
5.25%, 04/01/44	(Call 10/01/43)	50	53,005
6.88%, 04/30/36		36	45,813
Walt Disney Co. (The)
7.00%, 03/01/32		16	22,227

			1,517,134
METALS & MINING — 1.33%
Barrick North America Finance LLC
5.70%, 05/30/41		26	25,639
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39		26	26,331

48

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

May 31, 2014

Security		Principal (000s)	Value

BHP Billiton Finance (USA) Ltd.
4.13%, 02/24/42		$26	$25,173
5.00%, 09/30/43		75	82,074
Cliffs Natural Resources Inc.
6.25%, 10/01/40[a]		26	22,280
Freeport-McMoRan Copper & Gold Inc.
5.45%, 03/15/43	(Call 09/15/42)	25	25,684
Newmont Mining Corp.
4.88%, 03/15/42	(Call 09/15/41)	23	19,789
6.25%, 10/01/39		26	26,658
Rio Tinto Finance (USA) Ltd.
5.20%, 11/02/40		26	28,151
7.13%, 07/15/28		45	58,866
Southern Copper Corp.
5.25%, 11/08/42[a]		40	36,782
Teck Resources Ltd.
5.40%, 02/01/43	(Call 08/01/42)	26	25,616
6.25%, 07/15/41	(Call 01/15/41)	31	33,531
Vale Overseas Ltd.
6.88%, 11/21/36		116	128,855

			565,429
MULTI-UTILITIES — 0.76%
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43	(Call 09/01/42)	50	47,661
Series 08-B
6.75%, 04/01/38		60	80,332
Dominion Resources Inc. Series C
4.90%, 08/01/41	(Call 02/01/41)	30	31,984
Public Service Electric & Gas Co.
3.80%, 01/01/43	(Call 07/01/42)[a]	26	24,725
Series I
4.00%, 06/01/44	(Call 12/01/43)	50	49,205
Puget Sound Energy Inc.
5.64%, 04/15/41	(Call 10/15/40)	31	38,279
San Diego Gas & Electric Co.
6.13%, 09/15/37		30	38,776
Sempra Energy
6.00%, 10/15/39		10	12,251

			323,213
MULTILINE RETAIL — 0.44%
Kohl’s Corp.
6.88%, 12/15/37		15	18,382
Macy’s Retail Holdings Inc.
6.38%, 03/15/37		26	32,249
Nordstrom Inc.
5.00%, 01/15/44	(Call 07/15/43)[c]	32	34,841
Target Corp.
6.35%, 11/01/32		80	101,276

			186,748
OIL, GAS & CONSUMABLE FUELS — 5.86%
Anadarko Finance Co.
7.50%, 05/01/31		71	96,008
Anadarko Petroleum Corp.
6.45%, 09/15/36		50	62,787
Apache Corp.

Security		Principal (000s)	Value

4.75%, 04/15/43	(Call 10/15/42)	$50	$52,215
5.10%, 09/01/40	(Call 03/01/40)	101	110,137
Canadian Natural Resources Ltd.
6.25%, 03/15/38		60	75,106
Cenovus Energy Inc.
6.75%, 11/15/39		26	33,806
Conoco Funding Co.
7.25%, 10/15/31		100	140,683
ConocoPhillips
6.50%, 02/01/39		70	94,281
Devon Energy Corp.
5.60%, 07/15/41	(Call 01/15/41)	21	24,124
Devon Financing Corp. ULC
7.88%, 09/30/31		50	70,135
El Paso Pipeline Partners Operating Co. LLC
7.50%, 11/15/40		26	33,986
Enbridge Energy Partners LP
5.50%, 09/15/40	(Call 03/15/40)	26	27,860
Encana Corp.
5.15%, 11/15/41	(Call 05/15/41)	51	55,121
6.50%, 08/15/34		26	32,012
Energy Transfer Partners LP
6.50%, 02/01/42	(Call 08/01/41)	60	70,760
EnLink Midstream Partners LP
5.60%, 04/01/44	(Call 10/01/43)	35	38,890
Enterprise Products Operating LLC
4.85%, 08/15/42	(Call 02/15/42)	71	73,504
5.10%, 02/15/45	(Call 08/15/44)	50	53,522
7.55%, 04/15/38		25	34,471
Hess Corp.
5.60%, 02/15/41		50	57,365
7.13%, 03/15/33		25	33,061
7.30%, 08/15/31		30	39,757
Husky Energy Inc.
6.80%, 09/15/37		10	13,205
Kinder Morgan Energy Partners LP
5.00%, 08/15/42	(Call 02/15/42)	90	88,622
5.00%, 03/01/43	(Call 09/01/42)	20	19,661
5.50%, 03/01/44	(Call 09/01/43)	100	105,367
Marathon Oil Corp.
6.60%, 10/01/37		25	32,180
Marathon Petroleum Corp.
6.50%, 03/01/41	(Call 09/01/40)	16	19,943
Noble Energy Inc.
5.25%, 11/15/43	(Call 05/15/43)	25	27,405
6.00%, 03/01/41	(Call 09/01/40)	15	17,890
ONEOK Partners LP
6.85%, 10/15/37		26	32,658
Phillips 66
5.88%, 05/01/42		26	31,402
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44	(Call 12/15/43)	25	25,226
5.15%, 06/01/42	(Call 12/01/41)	25	26,757
Shell International Finance BV
5.50%, 03/25/40		36	43,122
6.38%, 12/15/38		91	120,580
Spectra Energy Capital LLC
7.50%, 09/15/38		25	31,447
Suncor Energy Inc.
6.85%, 06/01/39		50	66,953
7.15%, 02/01/32		36	48,591
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44	(Call 10/01/43)	25	26,215

49

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

May 31, 2014

Security		Principal (000s)	Value

Talisman Energy Inc.
5.50%, 05/15/42	(Call 11/15/41)[a]	$26	$28,123
6.25%, 02/01/38		16	18,432
TransCanada PipeLines Ltd.
4.63%, 03/01/34	(Call 12/01/33)	95	100,173
6.10%, 06/01/40		40	49,661
6.20%, 10/15/37		60	75,030
Valero Energy Corp.
6.63%, 06/15/37		26	32,350
10.50%, 03/15/39		16	26,905
Williams Companies Inc. (The)
8.75%, 03/15/32		26	32,908
Williams Partners LP
6.30%, 04/15/40		40	47,417

			2,497,814
PAPER & FOREST PRODUCTS — 0.29%
Georgia-Pacific LLC
7.75%, 11/15/29		41	56,520
International Paper Co.
7.30%, 11/15/39		26	35,480
Westvaco Corp.
8.20%, 01/15/30		26	33,769

			125,769
PERSONAL PRODUCTS — 0.05%
Estee Lauder Companies Inc. (The)
3.70%, 08/15/42		26	23,454

			23,454
PHARMACEUTICALS — 2.35%
Abbott Laboratories
6.15%, 11/30/37		36	46,596
AbbVie Inc.
4.40%, 11/06/42		40	40,177
Actavis Inc.
4.63%, 10/01/42	(Call 04/01/42)	25	24,697
AstraZeneca PLC
6.45%, 09/15/37		68	88,149
Bristol-Myers Squibb Co.
3.25%, 08/01/42		66	55,674
Eli Lilly and Co.
5.50%, 03/15/27		26	31,209
5.55%, 03/15/37		26	31,103
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38		65	84,435
Johnson & Johnson
4.38%, 12/05/33	(Call 06/05/33)	35	37,744
5.85%, 07/15/38		45	57,293
Merck & Co. Inc.
3.60%, 09/15/42	(Call 03/15/42)	65	58,751
4.15%, 05/18/43		50	49,150
6.40%, 03/01/28		26	33,484
Novartis Capital Corp.
3.40%, 05/06/24		50	51,023
4.40%, 05/06/44		25	25,836
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36[a]		25	29,692
Wyeth LLC

Security		Principal (000s)	Value

5.95%, 04/01/37		$57	$70,090
6.50%, 02/01/34		125	162,177
Zoetis Inc.
4.70%, 02/01/43	(Call 08/01/42)	25	25,782

			1,003,062
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.36%
Health Care REIT Inc.
6.50%, 03/15/41	(Call 09/15/40)	25	31,917
Simon Property Group LP
4.75%, 03/15/42	(Call 09/15/41)	50	53,991
Weyerhaeuser Co.
7.38%, 03/15/32		50	66,929

			152,837
ROAD & RAIL — 1.06%
Burlington Northern Santa Fe LLC
4.90%, 04/01/44	(Call 10/01/43)	85	90,895
5.75%, 05/01/40	(Call 11/01/39)	75	89,203
Canadian National Railway Co.
6.38%, 11/15/37		41	54,203
Canadian Pacific Railway Co.
5.95%, 05/15/37		26	31,861
CSX Corp.
6.00%, 10/01/36		26	31,530
6.22%, 04/30/40		31	38,872
Norfolk Southern Corp.
4.84%, 10/01/41		65	69,676
Union Pacific Corp.
6.63%, 02/01/29		35	45,767

			452,007
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.28%
Applied Materials Inc.
5.85%, 06/15/41		25	29,364
Intel Corp.
4.00%, 12/15/32		50	50,178
4.80%, 10/01/41		36	38,982

			118,524
SOFTWARE — 0.46%
Microsoft Corp.
5.30%, 02/08/41		62	72,851
Oracle Corp.
5.38%, 07/15/40		50	58,798
6.50%, 04/15/38		50	66,472

			198,121
SPECIALTY RETAIL — 0.68%
Home Depot Inc. (The)
4.20%, 04/01/43	(Call 10/01/42)	50	49,318
5.88%, 12/16/36		62	76,183
5.95%, 04/01/41	(Call 10/01/40)	50	62,170
Lowe’s Companies Inc.
4.65%, 04/15/42	(Call 10/15/41)	25	26,100
5.50%, 10/15/35		26	30,043

50

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

May 31, 2014

Security	Principal (000s)	Value

6.50%, 03/15/29	$36	$45,149

		288,963
TEXTILES, APPAREL & LUXURY GOODS — 0.08%
VF Corp.
6.45%, 11/01/37	26	33,280

		33,280
TOBACCO — 0.69%
Altria Group Inc.
5.38%, 01/31/44	60	64,991
10.20%, 02/06/39	21	35,190
Lorillard Tobacco Co.
7.00%, 08/04/41	25	30,285
Philip Morris International Inc.
4.50%, 03/20/42	76	77,422
4.88%, 11/15/43[a]	50	53,791
Reynolds American Inc.
7.25%, 06/15/37	26	32,487

		294,166
WIRELESS TELECOMMUNICATION SERVICES — 0.65%
Alltel Corp.
7.88%, 07/01/32	26	36,128
America Movil SAB de CV
6.13%, 03/30/40	100	118,615
Rogers Communications Inc.
5.00%, 03/15/44 (Call 09/15/43)	50	52,023
Vodafone Group PLC
7.88%, 02/15/30	50	68,973

		275,739

TOTAL CORPORATE BONDS & NOTES
(Cost: $20,917,000)		20,989,853

FOREIGN AGENCY OBLIGATIONS[d] — 1.90%

BRAZIL — 0.29%
Petrobras Global Finance BV
5.63%, 05/20/43	50	44,905
Petrobras International Finance Co.
6.75%, 01/27/41	75	77,813

		122,718
CANADA — 0.54%
Hydro-Quebec
8.05%, 07/07/24	25	34,845
Nexen Energy ULC
6.40%, 05/15/37	110	129,668
Quebec (Province of)
7.50%, 09/15/29	46	66,014

		230,527

Security	Principal (000s)	Value

COLOMBIA — 0.07%
Ecopetrol SA
7.38%, 09/18/43[a]	$25	$30,500

		30,500
GERMANY — 0.10%
KfW
0.00%, 06/29/37	92	41,752

		41,752
MEXICO — 0.61%
Petroleos Mexicanos
5.50%, 06/27/44	90	92,025
6.38%, 01/23/45[c]	45	51,750
6.63%, 06/15/35	100	116,500

		260,275
NORWAY — 0.13%
Statoil ASA
4.25%, 11/23/41	55	55,423

		55,423
SUPRANATIONAL — 0.16%
Asian Development Bank
5.82%, 06/16/28	26	32,409
Inter-American Development Bank
3.88%, 10/28/41	35	35,304

		67,713

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $828,985)		808,908

FOREIGN GOVERNMENT OBLIGATIONS[d] — 5.53%

BRAZIL — 1.11%
Brazil (Federative Republic of)
7.13%, 01/20/37[a]	75	95,737
8.25%, 01/20/34	110	152,900
10.13%, 05/15/27	140	222,600

		471,237
COLOMBIA — 0.48%
Colombia (Republic of)
7.38%, 09/18/37	100	135,750
8.13%, 05/21/24	50	67,375

		203,125
ITALY — 0.14%
Italy (Republic of)
5.38%, 06/15/33	49	57,103

		57,103

51

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

May 31, 2014

Security	Principal (000s)	Value

MEXICO — 0.97%
United Mexican States
4.75%, 03/08/44	$158	$159,580
8.30%, 08/15/31	175	255,500

		415,080
PANAMA — 0.30%
Panama (Republic of)
6.70%, 01/26/36	105	129,150

		129,150
PERU — 0.37%
Peru (Republic of)
5.63%, 11/18/50	50	56,500
8.75%, 11/21/33	67	102,845

		159,345
PHILIPPINES — 1.05%
Philippines (Republic of the)
5.00%, 01/13/37[a]	200	227,250
7.75%, 01/14/31	100	140,750
10.63%, 03/16/25[a]	50	79,438

		447,438
TURKEY — 0.94%
Turkey (Republic of)
7.25%, 03/05/38[a]	225	280,285
7.38%, 02/05/25	100	121,292

		401,577
URUGUAY — 0.17%
Uruguay (Republic of)
7.63%, 03/21/36	55	73,700

		73,700

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $2,418,315)		2,357,755

MUNICIPAL DEBT OBLIGATIONS — 6.39%

ARIZONA — 0.05%
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues BAB
4.84%, 01/01/41	20	22,625

		22,625
CALIFORNIA — 2.16%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
6.26%, 04/01/49	70	95,457
Los Angeles Community College District GO BAB
6.75%, 08/01/49	30	42,987
Los Angeles County Public Works Financing Authority RB Lease Abatement BAB
7.62%, 08/01/40	10	13,347

Security		Principal (000s)	Value

Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB Series A
5.72%, 07/01/39		$50	$60,729
Los Angeles Unified School District GO BAB
5.76%, 07/01/29		25	30,400
6.76%, 07/01/34		25	33,566
Metropolitan Water District of Southern California RB Water Revenue BAB Series A
6.95%, 07/01/40	(Call 07/01/20)	15	17,847
Sacramento Municipal Utility District RB Electric Power & Light Revenues BAB
6.16%, 05/15/36		20	24,012
San Diego County Regional Transportation Commission RB Sales Tax Revenue BAB
5.91%, 04/01/48		25	32,254
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.95%, 11/01/50		20	28,326
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32		15	17,947
State of California GO BAB
7.55%, 04/01/39		170	249,400
7.63%, 03/01/40		130	189,528
University of California Regents RB College & University Revenue BAB
5.77%, 05/15/43		20	24,259
5.95%, 05/15/45		10	12,403
6.27%, 05/15/31	(Call 05/15/19)	45	50,070

			922,532
COLORADO — 0.06%
Regional Transportation District RB Sales Tax Revenue BAB Series B
5.84%, 11/01/50		20	26,182

			26,182
CONNECTICUT — 0.10%
State of Connecticut GO Series A
5.85%, 03/15/32		35	43,018

			43,018
GEORGIA — 0.18%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB Project M, Series 2010A
6.66%, 04/01/57		65	77,687

			77,687
ILLINOIS — 0.88%
Chicago Board of Education GO BAB Series E
6.14%, 12/01/39		10	10,326
Chicago Transit Authority RB Sales Tax Revenue Series A
6.90%, 12/01/40		30	37,124
City of Chicago GO Series B
6.31%, 01/01/44		25	27,689
City of Chicago RB Port Airport & Marina Revenue BAB Series B
6.85%, 01/01/38	(Call 01/01/20)	25	27,856

52

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

May 31, 2014

Security		Principal (000s)	Value

Illinois State Toll Highway Authority RB Highway Revenue Tolls BAB Series B
5.85%, 12/01/34		$35	$42,320
Metropolitan Water Reclamation District of Greater Chicago GOL
5.72%, 12/01/38		10	12,057
State of Illinois GO
5.10%, 06/01/33		170	172,027
State of Illinois GO BAB
6.63%, 02/01/35		40	45,786

			375,185
MASSACHUSETTS — 0.17%
Commonwealth of Massachusetts GO BAB Series E
5.46%, 12/01/39		25	29,881
Massachusetts School Building Authority RB Dedicated Sales Tax Revenue BAB
5.72%, 08/15/39		25	29,995
Massachusetts Water Pollution Abatement Trust RB Water Revenue BAB Series B
5.19%, 08/01/40		10	11,338

			71,214
MISSOURI — 0.06%
University of Missouri Curators RB College & University Revenue BAB
5.79%, 11/01/41		20	25,758

			25,758
NEW JERSEY — 0.51%
New Jersey Economic Development Authority RB Miscellaneous Revenue Series A
7.43%, 02/15/29	(NPFGC)	40	52,306
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB Series F
7.41%, 01/01/40		50	72,810
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
Series C
5.75%, 12/15/28		35	41,331
6.10%, 12/15/28	(Call12/15/20)	45	50,804

			217,251
NEW YORK — 1.08%
City of New York GO BAB
5.21%, 10/01/31		40	44,534
Metropolitan Transportation Authority RB Transit Revenue BAB
Series A
5.87%, 11/15/39		35	42,413
Series C-1
6.69%, 11/15/40		25	33,514
Series E
6.81%, 11/15/40		25	33,924
New York City Municipal Water Finance Authority RB Water Revenue BAB
6.01%, 06/15/42		70	90,773
New York City Transitional Finance Authority RB Income Tax Revenue
5.27%, 05/01/27		20	23,543
New York State Dormitory Authority RB State Personal Income Tax Revenue BAB
5.63%, 03/15/39		25	30,109
New York State Urban Development Corp. RB State Personal Income Tax BAB
5.77%, 03/15/39		10	12,053

Security	Principal (000s)	Value

Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.46%, 10/01/62	$150	$150,709

		461,572
OHIO — 0.22%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
7.83%, 02/15/41	35	49,736
Ohio State University (The) RB General Receipts Revenue BAB
4.91%, 06/01/40	25	28,429
Ohio State Water Development Authority RB Miscellaneous Revenue BAB
4.88%, 12/01/34	15	16,418

		94,583
OREGON — 0.10%
Oregon School Boards Association GOL Series B
5.55%, 06/30/28	25	29,407
State of Oregon GO
5.89%, 06/01/27	10	12,322

		41,729
PENNSYLVANIA — 0.06%
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB Series B
5.56%, 12/01/49	20	23,654

		23,654
TEXAS — 0.65%
City of San Antonio RB Electric Power & Light Revenues BAB
5.81%, 02/01/41	20	25,110
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
6.00%, 12/01/44	35	45,198
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44	10	12,133
North Texas Tollway Authority RB Highway Revenue Tolls
6.72%, 01/01/49	45	61,950
State of Texas GO BAB
5.52%, 04/01/39	55	68,759
Texas State Transportation Commission RB Highway Revenue Tolls BAB
Series B
5.03%, 04/01/26	10	11,554
5.18%, 04/01/30	25	29,661
University ofTexas System Board of Regents RB College & University Revenue BAB Series C
4.79%, 08/15/46	20	22,696

		277,061
UTAH — 0.05%
State of Utah GO BAB Series D
4.55%, 07/01/24	20	22,543

		22,543

53

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

May 31, 2014

Security	Principal (000s)	Value

WASHINGTON — 0.06%
State of Washington GO BAB Series D
5.48%, 08/01/39	$20	$24,511

		24,511

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $2,571,804)		2,727,105

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 35.29%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.70%
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	61	84,356
6.75%, 03/15/31	190	272,800
Federal National Mortgage Association
5.63%, 07/15/37	86	113,057
6.63%, 11/15/30	190	269,101
7.25%, 05/15/30[a]	140	208,470
Tennessee Valley Authority
3.50%, 12/15/42[a]	50	45,899
7.13%, 05/01/30	110	157,266

		1,150,949
U.S. GOVERNMENT OBLIGATIONS — 32.59%
U.S. Treasury Bonds
2.75%, 08/15/42[a]	850	763,597
2.75%, 11/15/42	674	604,443
2.88%, 05/15/43	430	394,740
3.00%, 05/15/42[a]	50	47,377
3.13%, 11/15/41[a]	800	778,928
3.13%, 02/15/42[a]	960	933,274
3.13%, 02/15/43[a]	630	609,367
3.50%, 02/15/39	475	498,285
3.63%, 08/15/43[a]	30	31,839
3.63%, 02/15/44[a]	1,770	1,877,457
3.75%, 08/15/41	74	80,787
3.75%, 11/15/43[a]	500	542,470
3.88%, 08/15/40[a]	360	401,508
4.25%, 05/15/39	135	159,393
4.25%, 11/15/40[a]	370	437,984
4.38%, 11/15/39[a]	120	144,500
4.38%, 05/15/40[a]	320	385,786
4.38%, 05/15/41	130	157,088
4.50%, 02/15/36[a]	105	128,200
4.50%, 05/15/38[a]	238	291,029
4.50%, 08/15/39[a]	100	122,546
4.63%, 02/15/40[a]	44	55,006
4.75%, 02/15/37[a]	27	34,119
4.75%, 02/15/41	120	153,248
5.00%, 05/15/37[a]	880	1,148,435
5.25%, 11/15/28[a]	210	270,671
5.25%, 02/15/29	118	152,211
5.38%, 02/15/31[a]	710	937,789
5.50%, 08/15/28[a]	90	118,529
6.13%, 11/15/27	109	150,845
6.13%, 08/15/29[a]	101	141,819
6.25%, 05/15/30[a]	100	142,941
6.38%, 08/15/27[a]	132	185,997

Security	Principal or Shares (000s)	Value

6.50%, 11/15/26[a]	$254	$358,559
6.63%, 02/15/27[a]	462	660,272

		13,901,039

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $15,338,231)		15,051,988

SHORT-TERM INVESTMENTS — 24.95%

MONEY MARKET FUNDS — 24.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,f,g]	9,500	9,499,924
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	750	749,594
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	389	389,311

		10,638,829

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,638,829)		10,638,829

TOTAL INVESTMENTS IN SECURITIES — 123.27%
(Cost: $52,713,164)		52,574,438
Other Assets, Less Liabilities — (23.27)%		(9,924,570)

NET ASSETS — 100.00%		$42,649,868

BAB  —  Build America Bond

GO — General Obligation

GOL — General Obligation Limited

RB — Revenue Bond

Insured by:

NPFGC — National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Variable rate security. Rate shown is as of report date.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Investments are denominated in U.S. dollars.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

54

Schedule of Investments (Unaudited)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2014

Security	Principal (000s)	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.49%

MORTGAGE-BACKED SECURITIES — 1.49%
Banc of America Merrill Lynch Commercial Mortgage Inc.
Series 2006-6, Class A3
5.37%, 10/10/45	$14,250	$14,594,053
Series 2007-2, Class A4
5.61%, 04/10/49[a]	9,950	10,989,543
Bear Stearns Commercial Mortgage Securities Inc.
Series 2005-PW10, Class A4
5.41%, 12/11/40[a]	17,000	17,798,032
Series 2006-PW13, Class A4
5.54%, 09/11/41	12,000	12,925,706
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD, Class A4
5.32%, 12/11/49	18,000	19,646,309
COMM Mortgage Trust Series 2013-CR11, Class A4
4.26%, 10/10/46	7,000	7,551,867
Credit Suisse Commercial Mortgage Trust Series 2006-C4, Class A3
5.47%, 09/15/39	13,883	15,030,803
GE Capital Commercial Mortgage Corp. Series 2005-C1, Class A3
4.58%, 06/10/48	2,478	2,486,676
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.80%, 08/10/45[a]	51,774	57,537,331
Series 2013-GC12, Class AS
3.38%, 06/10/46	5,000	4,984,661
Series 2013-GC16, Class A4
4.27%, 11/10/46	10,000	10,795,946
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP4, Class AM
5.00%, 10/15/42[a]	10,000	10,463,181
Series 2007-CB20, Class A4
5.79%, 02/12/51[a]	10,000	11,138,017
LB-UBS Commercial Mortgage Trust Series 2004-C1, Class A4
4.57%, 01/15/31	2,212	2,289,801
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4, Class AM
5.20%, 12/12/49	11,408	12,403,538
Morgan Stanley Capital I Inc. Series 2005-HQ6, Class A4A
4.99%, 08/13/42	18,597	19,154,780
Morgan Stanley/Bank of America Merrill Lynch Trust Series 2013-C9, Class A4
3.10%, 05/15/46	5,000	4,954,368
Wells Fargo Bank/Wachovia Bank Commercial Mortgage Trust Series 2006-C23, Class AJ
5.52%, 01/15/45[a]	5,000	5,324,969

Security		Principal (000s)	Value

WF-RBS Commercial Mortgage Trust Series 2012-C10, Class A3
2.88%, 12/15/45		$15,800	$15,541,545

			255,611,126

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $228,402,030)			255,611,126

CORPORATE BONDS & NOTES — 23.56%

AEROSPACE & DEFENSE — 0.35%
Boeing Co. (The)
4.88%, 02/15/20[b]		4,550	5,118,862
Exelis Inc.
5.55%, 10/01/21		300	315,488
General Dynamics Corp.
2.25%, 07/15/16		300	310,304
2.25%, 11/15/22	(Call 08/15/22)	1,500	1,421,039
3.88%, 07/15/21	(Call 04/15/21)	1,400	1,506,366
Honeywell International Inc.
4.25%, 03/01/21		2,250	2,493,374
5.00%, 02/15/19		3,100	3,526,228
L-3 Communications Corp.
3.95%, 11/15/16		1,150	1,226,632
3.95%, 05/28/24	(Call 02/28/24)	110	111,892
4.75%, 07/15/20		1,100	1,206,333
4.95%, 02/15/21	(Call 11/15/20)	300	332,093
Lockheed Martin Corp.
2.13%, 09/15/16		2,525	2,601,402
3.35%, 09/15/21		3,000	3,124,495
4.07%, 12/15/42		2,747	2,673,402
Northrop Grumman Corp.
3.25%, 08/01/23		1,950	1,936,465
3.50%, 03/15/21		2,000	2,084,928
5.05%, 11/15/40		230	247,489
Precision Castparts Corp.
1.25%, 01/15/18		725	720,184
2.50%, 01/15/23	(Call 10/15/22)	775	745,273
3.90%, 01/15/43	(Call 07/15/42)[b]	1,400	1,350,167
Raytheon Co.
2.50%, 12/15/22	(Call 09/15/22)	1,300	1,250,572
6.40%, 12/15/18		3,924	4,686,723
Rockwell Collins Inc.
3.10%, 11/15/21	(Call 08/15/21)	400	404,962
3.70%, 12/15/23	(Call 09/15/23)	1,725	1,794,126
Textron Inc.
3.65%, 03/01/21[b]		1,150	1,186,901
4.63%, 09/21/16		800	858,162
5.95%, 09/21/21	(Call 06/21/21)	800	931,473
United Technologies Corp.
3.10%, 06/01/22		4,500	4,583,806
4.50%, 04/15/20		750	838,874
4.50%, 06/01/42		4,200	4,390,346
4.88%, 05/01/15		1,100	1,145,945
6.13%, 02/01/19		2,122	2,519,585
6.13%, 07/15/38		2,022	2,611,328

			60,255,219

55

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2014

Security		Principal (000s)	Value

AIR FREIGHT & LOGISTICS — 0.08%
FedEx Corp.
2.63%, 08/01/22[b]		$2,900	$2,781,301
4.00%, 01/15/24[b]		1,000	1,043,997
4.90%, 01/15/34		1,950	2,089,807
United Parcel Service Inc.
2.45%, 10/01/22		1,800	1,749,748
3.13%, 01/15/21		3,800	3,953,929
5.13%, 04/01/19		200	230,058
6.20%, 01/15/38		1,826	2,381,946

			14,230,786
AIRLINES — 0.07%
American Airlines Inc. 2011-1 Pass Through Trust Class A
5.25%, 07/31/22[b]		365	397,441
American Airlines Inc. 2013-2 Pass Through Trust Class A
4.95%, 07/15/24[c]		3,154	3,394,278
Continental Airlines Inc. 2010-1A Pass Through Trust Class A
4.75%, 07/12/22[b]		990	1,066,272
Continental Airlines Inc. 2012-1 Pass Through Trust Class A
4.15%, 10/11/25[b]		2,377	2,448,262
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 11/23/20[b]		689	749,120
Delta Air Lines Inc. 2012-1A Pass Through Trust Class A
4.75%, 11/07/21		2,915	3,147,739
United Airlines 2014-1 Class A Pass Through Trust Series A
4.00%, 10/11/27		1,500	1,526,250

			12,729,362
AUTO COMPONENTS — 0.06%
BorgWarner Inc.
4.63%, 09/15/20		2,500	2,707,483
Cooper US Inc.
3.88%, 12/15/20	(Call 09/15/20)	100	105,695
Delphi Corp.
4.15%, 03/15/24	(Call 12/15/23)	2,175	2,265,777
Johnson Controls Inc.
2.60%, 12/01/16		2,000	2,066,841
3.75%, 12/01/21	(Call 09/01/21)	1,000	1,048,030
4.25%, 03/01/21		1,900	2,055,164
5.70%, 03/01/41		600	695,565

			10,944,555
AUTOMOBILES — 0.01%
Ford Motor Co.
4.75%, 01/15/43[b]		2,500	2,522,381

			2,522,381
BEVERAGES — 0.52%
Anheuser-Busch Companies LLC
5.50%, 01/15/18		200	228,032
Anheuser-Busch InBev Finance Inc.
0.80%, 01/15/16		1,000	1,005,030

Security		Principal (000s)	Value

1.13%, 01/27/17		$4,000	$4,023,662
3.70%, 02/01/24[b]		1,000	1,038,037
4.63%, 02/01/44		1,500	1,588,357
Anheuser-Busch InBev Worldwide Inc.
2.88%, 02/15/16[b]		2,000	2,079,229
3.75%, 07/15/42		2,000	1,848,332
4.38%, 02/15/21		3,475	3,850,364
5.38%, 01/15/20		4,815	5,589,131
7.75%, 01/15/19		5,500	6,859,432
8.00%, 11/15/39		2,000	3,045,166
8.20%, 01/15/39		750	1,157,026
Beam Suntory Inc.
3.25%, 05/15/22	(Call 02/15/22)[b]	250	247,779
Brown-Forman Corp.
2.25%, 01/15/23	(Call 10/15/22)	1,750	1,639,685
Coca-Cola Co. (The)
1.50%, 11/15/15		3,200	3,251,585
1.80%, 09/01/16		400	410,363
3.15%, 11/15/20		5,650	5,806,830
3.20%, 11/01/23		3,650	3,692,028
3.30%, 09/01/21		850	891,465
Coca-Cola Enterprises Inc.
4.50%, 09/01/21	(Call 06/01/21)[b]	1,284	1,395,642
Diageo Capital PLC
1.50%, 05/11/17		1,144	1,157,587
2.63%, 04/29/23	(Call 01/29/23)	2,500	2,391,500
3.88%, 04/29/43	(Call 10/29/42)[b]	1,000	934,338
Diageo Finance BV
5.30%, 10/28/15		3,407	3,639,289
Diageo Investment Corp.
4.25%, 05/11/42		1,000	993,097
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16		1,000	1,035,614
3.20%, 11/15/21	(Call 08/15/21)	1,100	1,120,751
6.82%, 05/01/18		250	291,996
Molson Coors Brewing Co.
3.50%, 05/01/22[b]		2,350	2,410,818
5.00%, 05/01/42[b]		700	756,171
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29		3,781	5,056,436
PepsiCo Inc.
1.25%, 08/13/17		3,800	3,819,177
2.25%, 01/07/19	(Call 12/07/18)[b]	3,750	3,829,642
2.50%, 05/10/16		1,700	1,762,315
2.75%, 03/01/23		2,000	1,945,440
3.00%, 08/25/21		2,500	2,555,842
3.60%, 03/01/24	(Call 12/01/23)	2,500	2,569,322
4.00%, 03/05/42		1,000	951,204
7.90%, 11/01/18		2,460	3,081,363

			89,949,077
BIOTECHNOLOGY — 0.26%
Amgen Inc.
2.13%, 05/15/17		4,000	4,094,317
2.20%, 05/22/19	(Call 04/22/19)	1,500	1,503,557
2.30%, 06/15/16		2,550	2,611,614
2.50%, 11/15/16		2,000	2,073,167
3.45%, 10/01/20		250	260,416
3.63%, 05/15/22	(Call 02/15/22)	2,000	2,067,609
3.63%, 05/22/24	(Call 02/22/24)[b]	1,500	1,515,604
5.15%, 11/15/41	(Call 05/15/41)	4,550	4,910,263

56

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2014

Security		Principal (000s)	Value

5.65%, 06/15/42	(Call 12/15/41)	$3,900	$4,500,438
5.70%, 02/01/19		3,580	4,143,256
Celgene Corp.
2.25%, 05/15/19		500	503,774
3.25%, 08/15/22		2,000	1,998,773
3.63%, 05/15/24	(Call 02/15/24)	1,000	1,010,380
3.95%, 10/15/20		1,200	1,272,167
4.00%, 08/15/23		2,750	2,866,515
4.63%, 05/15/44	(Call 11/15/43)	1,500	1,507,794
Gilead Sciences Inc.
2.05%, 04/01/19		1,000	1,006,011
3.05%, 12/01/16		200	210,259
3.70%, 04/01/24	(Call 01/01/24)	1,000	1,027,782
4.50%, 04/01/21	(Call 01/01/21)[b]	1,200	1,328,858
4.80%, 04/01/44	(Call 10/01/43)[b]	775	825,386
5.65%, 12/01/41	(Call 06/01/41)	2,600	3,086,318

			44,324,258
CAPITAL MARKETS — 1.96%
Ameriprise Financial Inc.
4.00%, 10/15/23		4,180	4,411,292
Bank of New York Mellon Corp. (The)
2.10%, 08/01/18		1,925	1,941,971
2.10%, 01/15/19	(Call 12/15/18)	2,200	2,201,058
2.20%, 03/04/19	(Call 02/02/19)	1,350	1,359,627
2.30%, 07/28/16		1,250	1,289,539
2.40%, 01/17/17	(Call 12/18/16)	2,000	2,068,761
3.55%, 09/23/21	(Call 08/23/21)	2,650	2,786,620
4.60%, 01/15/20		3,095	3,444,365
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.55%, 01/22/17		182	201,322
6.40%, 10/02/17		500	577,316
7.25%, 02/01/18		6,595	7,862,324
Charles Schwab Corp. (The)
0.85%, 12/04/15		2,250	2,255,451
Credit Suisse (USA) Inc.
7.13%, 07/15/32		4,442	6,167,643
Deutsche Bank AG London
2.50%, 02/13/19[b]		1,500	1,526,105
3.25%, 01/11/16		4,080	4,247,156
3.70%, 05/30/24		4,275	4,304,136
6.00%, 09/01/17		5,907	6,737,044
European Investment Bank
1.00%, 12/15/17		10,050	10,013,089
1.00%, 03/15/18		6,000	5,946,660
1.00%, 06/15/18		7,750	7,648,043
1.13%, 12/15/16		3,000	3,035,984
1.63%, 09/01/15		250	254,186
1.63%, 12/18/18		6,500	6,536,393
2.13%, 07/15/16		5,000	5,175,311
2.50%, 05/16/16		5,100	5,306,897
2.88%, 09/15/20[b]		2,000	2,096,768
3.25%, 01/29/24		5,500	5,750,013
4.00%, 02/16/21		20,650	22,994,516
5.13%, 05/30/17		12,900	14,515,413
Franklin Resources Inc.
2.80%, 09/15/22		2,750	2,684,488
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18		7,500	7,635,638
2.63%, 01/31/19[b]		5,925	6,002,048
3.63%, 02/07/16		15,250	15,937,790
3.63%, 01/22/23		8,000	8,021,483

Security		Principal (000s)	Value

4.00%, 03/03/24[b]		$2,725	$2,776,053
5.38%, 03/15/20		2,010	2,274,549
5.63%, 01/15/17		4,750	5,236,506
5.75%, 01/24/22		3,000	3,469,312
6.00%, 06/15/20		5,350	6,234,030
6.13%, 02/15/33[b]		2,500	2,966,739
6.15%, 04/01/18		3,950	4,542,602
6.25%, 02/01/41		4,800	5,879,825
6.75%, 10/01/37		7,018	8,390,019
7.50%, 02/15/19		250	305,666
International Finance Corp.
1.00%, 04/24/17[b]		2,000	2,011,893
1.13%, 11/23/16		5,050	5,117,215
1.75%, 09/04/18		8,000	8,129,389
Invesco Finance PLC
4.00%, 01/30/24		2,500	2,610,266
Jefferies Group LLC
5.13%, 01/20/23[b]		2,700	2,877,561
6.88%, 04/15/21		2,500	2,918,494
Lazard Group LLC
4.25%, 11/14/20		2,000	2,079,050
Legg Mason Inc.
5.63%, 01/15/44		975	1,052,337
Morgan Stanley
1.75%, 02/25/16		2,000	2,027,838
2.50%, 01/24/19[b]		15,225	15,426,343
3.75%, 02/25/23		3,000	3,045,015
3.80%, 04/29/16		4,750	5,000,345
4.75%, 03/22/17		7,800	8,508,172
4.88%, 11/01/22		1,250	1,337,789
5.45%, 01/09/17		4,600	5,075,093
5.50%, 07/24/20		3,100	3,539,692
5.50%, 07/28/21[b]		750	859,126
5.75%, 01/25/21		5,050	5,855,595
6.25%, 08/09/26		551	666,187
6.38%, 07/24/42		4,500	5,675,835
6.63%, 04/01/18		5,484	6,417,744
7.30%, 05/13/19		3,615	4,416,472
Nomura Holdings Inc.
2.75%, 03/19/19		1,500	1,520,996
6.70%, 03/04/20[b]		3,000	3,616,511
Northern Trust Corp.
2.38%, 08/02/22		1,700	1,640,504
3.38%, 08/23/21		950	997,682
3.45%, 11/04/20		200	212,693
3.95%, 10/30/25		3,400	3,504,657
Raymond James Financial Inc.
4.25%, 04/15/16		200	211,993
5.63%, 04/01/24		900	1,009,471
State Street Corp.
2.88%, 03/07/16		1,300	1,350,292
3.70%, 11/20/23[b]		1,500	1,551,144
4.38%, 03/07/21		600	667,319
4.96%, 03/15/18		800	885,582

			336,828,046
CHEMICALS — 0.48%
Agrium Inc.
3.15%, 10/01/22	(Call 07/01/22)	3,150	3,102,594
Air Products and Chemicals Inc.
2.00%, 08/02/16		1,500	1,542,291
3.00%, 11/03/21		1,000	1,008,078

57

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2014

Security		Principal (000s)	Value

Airgas Inc.
2.38%, 02/15/20	(Call 01/15/20)	$1,575	$1,543,262
2.90%, 11/15/22	(Call 08/15/22)	1,500	1,444,399
3.25%, 10/01/15	(Call 09/01/15)	1,000	1,031,828
Albemarle Corp.
4.50%, 12/15/20	(Call 09/15/20)	800	860,785
CF Industries Inc.
5.15%, 03/15/34		1,800	1,914,865
5.38%, 03/15/44		1,250	1,346,012
Cytec Industries Inc.
3.50%, 04/01/23	(Call 01/01/23)	2,050	2,011,973
Dow Chemical Co. (The)
2.50%, 02/15/16		250	257,666
3.00%, 11/15/22	(Call 08/15/22)	2,000	1,956,293
4.13%, 11/15/21	(Call 08/15/21)	1,250	1,336,515
4.25%, 11/15/20	(Call 08/15/20)[b]	2,790	3,009,341
4.38%, 11/15/42	(Call 05/15/42)	2,000	1,918,987
5.25%, 11/15/41	(Call 05/15/41)	450	487,413
8.55%, 05/15/19		4,055	5,233,587
E.I. du Pont de Nemours and Co.
2.80%, 02/15/23		2,500	2,445,314
5.25%, 12/15/16		4,318	4,784,010
6.00%, 07/15/18		400	469,778
Eastman Chemical Co.
3.00%, 12/15/15		1,000	1,033,763
3.60%, 08/15/22	(Call 05/15/22)	3,500	3,573,376
4.65%, 10/15/44	(Call 04/15/44)	500	500,609
Ecolab Inc.
3.00%, 12/08/16		1,900	1,997,310
5.50%, 12/08/41		1,650	1,954,947
FMC Corp.
3.95%, 02/01/22	(Call 11/01/21)	450	470,365
4.10%, 02/01/24	(Call 11/01/23)	1,700	1,774,532
LYB International Finance BV
4.00%, 07/15/23		3,125	3,273,872
4.88%, 03/15/44	(Call 09/15/43)	3,275	3,455,573
Monsanto Co.
3.60%, 07/15/42	(Call 01/15/42)	1,500	1,365,517
5.88%, 04/15/38		100	123,485
Mosaic Co. (The)
3.75%, 11/15/21	(Call 08/15/21)	1,000	1,037,241
4.25%, 11/15/23	(Call 08/15/23)	1,425	1,501,843
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17		2,050	2,170,513
4.88%, 03/30/20		2,500	2,811,714
PPG Industries Inc.
1.90%, 01/15/16		1,500	1,528,044
3.60%, 11/15/20		1,700	1,778,895
Praxair Inc.
2.20%, 08/15/22	(Call 05/15/22)	2,050	1,938,900
2.45%, 02/15/22	(Call 11/15/21)	2,300	2,229,228
3.00%, 09/01/21		250	254,933
4.05%, 03/15/21		1,400	1,520,266
RPM International Inc.
6.50%, 02/15/18		1,500	1,721,983
Sherwin-Williams Co. (The)
1.35%, 12/15/17		1,500	1,501,602
Sigma-Aldrich Corp.
3.38%, 11/01/20	(Call 08/01/20)[b]	550	575,465
Valspar Corp. (The)
4.20%, 01/15/22	(Call 10/15/21)	2,300	2,410,206

Security		Principal (000s)	Value

Westlake Chemical Corp.
3.60%, 07/15/22	(Call 04/15/22)	$1,700	$1,699,060

			81,908,233
COMMERCIAL BANKS — 2.36%
Abbey National Treasury Services PLC
4.00%, 04/27/16		3,800	4,024,400
4.00%, 03/13/24[b]		3,000	3,121,178
African Development Bank
1.25%, 09/02/16		5,000	5,081,180
1.63%, 10/02/18		2,000	2,019,081
Associated Banc-Corp.
5.13%, 03/28/16	(Call 02/28/16)	600	636,946
Australia and New Zealand Banking Group Ltd.
1.25%, 01/10/17		3,000	3,022,430
Bank of America N.A.
6.00%, 10/15/36		8,601	10,445,981
Bank of Montreal
1.30%, 07/15/16		4,250	4,303,773
2.38%, 01/25/19	(Call 12/25/18)[b]	2,000	2,036,187
2.50%, 01/11/17		2,800	2,909,516
Bank of Nova Scotia
1.10%, 12/13/16		2,000	2,007,578
1.38%, 12/18/17	(Call 11/18/17)	2,750	2,748,708
2.05%, 10/07/15		500	510,834
2.05%, 10/30/18		500	504,455
2.05%, 06/05/19		1,500	1,501,507
2.55%, 01/12/17[b]		2,400	2,498,325
2.90%, 03/29/16		5,500	5,730,787
4.38%, 01/13/21		1,000	1,113,143
Barclays Bank PLC
2.50%, 02/20/19		4,705	4,785,080
5.13%, 01/08/20		6,435	7,298,896
BB&T Corp.
5.20%, 12/23/15		3,011	3,210,841
5.25%, 11/01/19		1,200	1,360,407
6.85%, 04/30/19		1,824	2,215,168
BNP Paribas SA
1.38%, 03/17/17		1,000	1,000,706
2.45%, 03/17/19		2,000	2,014,530
2.70%, 08/20/18		3,000	3,073,642
3.60%, 02/23/16		5,000	5,234,562
5.00%, 01/15/21[b]		3,800	4,222,354
BPCE SA
2.50%, 12/10/18[b]		1,500	1,521,949
4.00%, 04/15/24		750	762,341
Branch Banking & Trust Co.
1.00%, 04/03/17	(Call 03/03/17)	2,750	2,738,573
1.05%, 12/01/16	(Call 11/01/16)	2,500	2,510,847
Canadian Imperial Bank of Commerce
0.90%, 10/01/15		1,150	1,157,051
2.35%, 12/11/15		3,700	3,805,865
Comerica Inc.
2.13%, 05/23/19	(Call 04/23/19)	270	271,834
3.00%, 09/16/15		400	411,868
Commonwealth Bank of Australia
1.90%, 09/18/17[b]		5,750	5,857,407
2.25%, 03/13/19		1,000	1,013,223
Corporacion Andina de Fomento
3.75%, 01/15/16		2,100	2,193,088
4.38%, 06/15/22		3,100	3,309,173
Council of Europe Development Bank

58

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2014

Security		Principal (000s)	Value

1.00%, 03/07/18		$3,400	$3,370,567
1.13%, 05/31/18[b]		5,000	4,956,195
Credit Suisse New York
2.30%, 05/28/19		735	738,499
5.40%, 01/14/20		1,950	2,178,668
6.00%, 02/15/18		3,350	3,837,965
Discover Bank
2.00%, 02/21/18		2,000	2,013,686
4.20%, 08/08/23		3,000	3,161,667
European Bank for Reconstruction and Development
0.75%, 09/01/17		7,500	7,451,893
1.00%, 06/15/18		7,000	6,920,150
Fifth Third Bancorp
2.30%, 03/01/19	(Call 01/30/19)	1,725	1,735,741
3.50%, 03/15/22	(Call 02/15/22)	1,500	1,539,976
3.63%, 01/25/16		3,250	3,393,700
8.25%, 03/01/38		1,000	1,473,957
Fifth Third Bank
1.35%, 06/01/17	(Call 05/01/17)	250	251,221
First Horizon National Corp.
5.38%, 12/15/15[b]		250	265,319
HSBC Bank (USA) N.A.
4.88%, 08/24/20		3,500	3,862,150
HSBC Holdings PLC
4.00%, 03/30/22		5,800	6,169,339
5.10%, 04/05/21[b]		4,000	4,553,739
5.25%, 03/14/44		500	529,462
6.10%, 01/14/42[b]		2,750	3,481,308
6.50%, 05/02/36		500	608,076
6.50%, 09/15/37		5,000	6,125,312
6.80%, 06/01/38		500	635,500
7.63%, 05/17/32		250	336,098
HSBC USA Inc.
1.63%, 01/16/18		1,500	1,506,120
Huntington National Bank (The)
2.20%, 04/01/19	(Call 03/01/19)	2,500	2,504,588
Intesa Sanpaolo SpA
3.88%, 01/15/19[b]		4,250	4,445,043
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17		4,450	5,080,031
KeyCorp
2.30%, 12/13/18	(Call 11/13/18)	4,000	4,052,779
5.10%, 03/24/21		1,000	1,137,871
Lloyds Bank PLC
2.30%, 11/27/18		2,200	2,241,619
4.20%, 03/28/17[b]		800	868,110
4.88%, 01/21/16		450	481,030
Manufacturers and Traders Trust Co.
1.45%, 03/07/18	(Call 02/05/18)	2,750	2,712,231
National Australia Bank Ltd.
1.60%, 08/07/15		1,200	1,216,434
2.30%, 07/25/18		3,000	3,059,840
3.00%, 01/20/23		800	780,417
Nordic Investment Bank
5.00%, 02/01/17		5,000	5,564,340
PNC Bank N.A.
1.13%, 01/27/17	(Call 12/28/16)[d]	2,000	2,006,898
1.15%, 11/01/16	(Call 10/02/16)[d]	300	301,049
3.80%, 07/25/23	(Call 06/25/23)[d]	5,000	5,171,376
PNC Funding Corp.
4.38%, 08/11/20[d]		1,750	1,927,788
5.25%, 11/15/15[d]		8,385	8,925,345
6.70%, 06/10/19[d]		998	1,207,427

Security		Principal (000s)	Value

Rabobank Nederland
3.38%, 01/19/17		$5,325	$5,650,120
3.88%, 02/08/22		2,100	2,224,023
4.50%, 01/11/21[b]		3,250	3,589,901
4.63%, 12/01/23		250	264,109
5.25%, 05/24/41		3,100	3,485,977
5.75%, 12/01/43		1,750	1,994,994
Royal Bank of Canada
1.45%, 09/09/16		4,625	4,692,725
1.50%, 01/16/18		2,500	2,501,854
2.30%, 07/20/16		2,250	2,325,786
Royal Bank of Scotland Group PLC
1.88%, 03/31/17		700	705,709
4.38%, 03/16/16		2,625	2,787,300
5.63%, 08/24/20		2,700	3,098,465
6.40%, 10/21/19		3,450	4,042,872
Santander Holdings USA Inc.
3.45%, 08/27/18	(Call 07/27/18)	3,175	3,299,837
4.63%, 04/19/16		550	583,714
Sumitomo Mitsui Banking Corp.
1.35%, 07/18/15		1,000	1,008,116
1.50%, 01/18/18		2,500	2,486,056
2.50%, 07/19/18[b]		3,000	3,077,367
3.95%, 01/10/24[b]		3,000	3,137,171
SunTrust Bank
1.35%, 02/15/17	(Call 01/15/17)	2,250	2,259,318
7.25%, 03/15/18		1,000	1,174,254
SunTrust Banks Inc.
3.50%, 01/20/17	(Call 12/20/16)	1,050	1,106,484
6.00%, 09/11/17		2,298	2,606,235
Svenska Handelsbanken AB
2.50%, 01/25/19[b]		2,750	2,815,810
2.88%, 04/04/17		2,750	2,880,729
Toronto-Dominion Bank (The)
1.40%, 04/30/18		1,200	1,190,981
2.38%, 10/19/16		1,800	1,868,166
2.50%, 07/14/16		1,600	1,661,571
2.63%, 09/10/18		2,000	2,071,856
U.S. Bancorp
2.20%, 11/15/16	(Call 10/14/16)	4,800	4,950,747
2.95%, 07/15/22	(Call 06/15/22)	1,250	1,231,462
3.00%, 03/15/22	(Call 02/15/22)	1,500	1,514,602
3.70%, 01/30/24	(Call 12/29/23)	2,250	2,331,195
4.13%, 05/24/21	(Call 04/23/21)	1,750	1,905,005
UBS AG Stamford
5.75%, 04/25/18		750	862,032
5.88%, 12/20/17		8,134	9,324,452
Union Bank N.A.
2.63%, 09/26/18	(Call 08/26/18)	2,750	2,827,506
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35		3,000	3,361,505
Wells Fargo & Co.
1.25%, 07/20/16		13,500	13,617,404
2.15%, 01/15/19[b]		4,000	4,038,917
3.00%, 01/22/21[b]		1,975	2,014,607
4.10%, 06/03/26		1,675	1,695,925
4.13%, 08/15/23[b]		9,250	9,569,897
4.60%, 04/01/21		6,150	6,850,876
5.61%, 01/15/44		3,983	4,485,582
5.63%, 12/11/17		6,300	7,185,243
Wells Fargo Capital X
5.95%, 12/01/86		500	506,250
Westpac Banking Corp.

59

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2014

Security		Principal (000s)	Value

1.60%, 01/12/18[b]		$1,500	$1,504,788
2.25%, 01/17/19		3,150	3,190,366
3.00%, 08/04/15		4,500	4,630,635
3.00%, 12/09/15		4,850	5,034,521
Zions BanCorp.
4.50%, 06/13/23	(Call 05/11/23)	2,525	2,579,484

			404,770,439
COMMERCIAL SERVICES & SUPPLIES — 0.16%
Avery Dennison Corp.
3.35%, 04/15/23	(Call 01/15/23)	1,500	1,443,147
Leidos Inc.
5.50%, 07/01/33		1,950	1,926,647
MasterCard Inc.
2.00%, 04/01/19		875	879,870
3.38%, 04/01/24		2,525	2,577,339
Pitney Bowes Inc.
4.63%, 03/15/24	(Call 12/15/23)	1,500	1,560,647
Republic Services Inc.
3.55%, 06/01/22	(Call 03/01/22)	1,898	1,948,828
4.75%, 05/15/23	(Call 02/15/23)	2,950	3,246,091
5.50%, 09/15/19		500	574,963
6.09%, 03/15/35		500	602,314
Unilever Capital Corp.
4.25%, 02/10/21		750	829,020
5.90%, 11/15/32		3,070	4,009,921
Waste Management Inc.
3.50%, 05/15/24	(Call 02/15/24)	2,000	2,023,343
7.10%, 08/01/26		250	326,663
7.38%, 03/11/19		4,230	5,204,731

			27,153,524
COMMUNICATIONS EQUIPMENT — 0.18%
Cisco Systems Inc.
1.10%, 03/03/17		1,950	1,960,108
3.63%, 03/04/24		2,900	2,988,215
4.45%, 01/15/20		4,650	5,156,518
5.50%, 02/22/16		4,000	4,341,733
5.90%, 02/15/39		4,780	5,875,908
Harris Corp.
4.40%, 12/15/20		1,950	2,075,356
Juniper Networks Inc.
3.10%, 03/15/16		1,050	1,083,522
4.50%, 03/15/24		1,500	1,570,294
4.60%, 03/15/21		950	1,007,418
5.95%, 03/15/41		150	163,567
Motorola Solutions Inc.
3.50%, 03/01/23		2,600	2,521,887
3.75%, 05/15/22		1,950	1,962,241

			30,706,767
COMPUTERS & PERIPHERALS — 0.28%
Apple Inc.
1.00%, 05/03/18		6,100	5,989,095
1.05%, 05/05/17		1,000	1,002,332
2.10%, 05/06/19		2,000	2,018,846
2.40%, 05/03/23[b]		2,750	2,609,573
2.85%, 05/06/21		2,000	2,029,190
3.45%, 05/06/24[b]		1,520	1,547,136

Security		Principal (000s)	Value

3.85%, 05/04/43		$5,325	$4,944,947
4.45%, 05/06/44		325	331,361
EMC Corp.
2.65%, 06/01/20		2,650	2,675,154
3.38%, 06/01/23	(Call 03/01/23)	3,150	3,216,473
Hewlett-Packard Co.
2.60%, 09/15/17		3,000	3,103,622
2.75%, 01/14/19		2,450	2,504,645
4.30%, 06/01/21[b]		1,800	1,923,513
4.38%, 09/15/21[b]		3,350	3,568,478
4.65%, 12/09/21[b]		3,200	3,510,662
6.00%, 09/15/41		2,150	2,432,349
Lexmark International Inc.
6.65%, 06/01/18[b]		1,000	1,124,224
NetApp Inc.
2.00%, 12/15/17		2,100	2,131,035
Seagate HDD Cayman
4.75%, 01/01/25[c]		1,500	1,498,125

			48,160,760
CONSTRUCTION & ENGINEERING — 0.01%
Fluor Corp.
3.38%, 09/15/21		1,400	1,433,349

			1,433,349
CONSTRUCTION MATERIALS — 0.02%
CRH America Inc.
6.00%, 09/30/16[b]		3,343	3,715,692
Martin Marietta Materials Inc.
6.60%, 04/15/18		233	263,541

			3,979,233
CONSUMER FINANCE — 0.66%
American Express Co.
1.55%, 05/22/18		2,000	1,993,957
4.05%, 12/03/42		2,000	1,901,726
6.80%, 09/01/66	(Call 09/01/16)[a]	2,547	2,814,435
7.00%, 03/19/18		5,000	5,965,136
American Express Credit Corp.
1.75%, 06/12/15		2,500	2,533,163
2.13%, 07/27/18		4,500	4,556,676
American Honda Finance Corp.
2.13%, 10/10/18		1,000	1,018,247
Boeing Capital Corp.
2.13%, 08/15/16	(Call 07/15/16)	3,100	3,200,321
4.70%, 10/27/19[b]		1,900	2,150,247
Capital One Bank (USA) N.A.
2.25%, 02/13/19		2,000	2,015,232
Capital One Financial Corp.
3.75%, 04/24/24	(Call 03/24/24)	1,000	1,015,765
4.75%, 07/15/21		1,600	1,777,426
6.15%, 09/01/16		8,142	9,032,270
Caterpillar Financial Services Corp.
1.00%, 03/03/17		1,900	1,895,931
1.63%, 06/01/17		1,250	1,267,868
2.05%, 08/01/16		2,000	2,060,652
7.15%, 02/15/19		3,155	3,844,811
Ford Motor Credit Co. LLC
2.38%, 01/16/18		4,300	4,383,497

60

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2014

Security		Principal (000s)	Value

2.38%, 03/12/19		$2,750	$2,764,363
3.00%, 06/12/17		1,500	1,565,551
4.25%, 02/03/17		1,000	1,075,327
4.25%, 09/20/22		500	529,824
5.00%, 05/15/18		2,750	3,062,371
5.63%, 09/15/15		1,500	1,591,833
5.88%, 08/02/21		4,800	5,620,520
6.63%, 08/15/17		1,000	1,154,714
8.00%, 12/15/16		1,350	1,573,748
8.13%, 01/15/20		4,750	6,057,460
HSBC Finance Capital Trust IX
5.91%, 11/30/35	(Call 11/30/15)[a]	600	625,500
HSBC Finance Corp.
6.68%, 01/15/21		3,862	4,616,971
John Deere Capital Corp.
1.85%, 09/15/16		4,850	4,972,136
2.80%, 03/04/21[b]		2,000	2,029,797
3.15%, 10/15/21		3,950	4,055,199
3.90%, 07/12/21		2,600	2,799,233
PACCAR Financial Corp.
0.70%, 11/16/15		1,500	1,506,793
0.80%, 02/08/16		1,225	1,227,289
Toyota Motor Credit Corp.
1.75%, 05/22/17		500	510,240
2.00%, 09/15/16		2,650	2,728,796
2.63%, 01/10/23		2,000	1,942,231
3.30%, 01/12/22		3,000	3,090,065
3.40%, 09/15/21		1,200	1,250,510
4.25%, 01/11/21		2,500	2,747,720

			112,525,551
CONTAINERS & PACKAGING — 0.02%
Bemis Co. Inc.
4.50%, 10/15/21	(Call 07/15/21)	200	213,446
Packaging Corp. of America
3.90%, 06/15/22	(Call 03/15/22)	750	772,474
Sonoco Products Co.
4.38%, 11/01/21	(Call 08/01/21)[b]	120	125,613
5.75%, 11/01/40	(Call 05/01/40)	2,200	2,564,967

			3,676,500
DIVERSIFIED CONSUMER SERVICES — 0.02%
California Institute of Technology
4.70%, 11/01/11		1,000	989,027
Massachusetts Institute of Technology
4.68%, 07/01/14		1,375	1,476,457
President and Fellows of Harvard College (The)
4.88%, 10/15/40		500	568,872

			3,034,356
DIVERSIFIED FINANCIAL SERVICES — 2.38%
Alterra Finance LLC
6.25%, 09/30/20		900	1,052,826
Ameritech Capital Funding Corp.
6.45%, 01/15/18		500	575,677
Bank of America Corp.
1.25%, 01/11/16		4,000	4,028,219
3.30%, 01/11/23		10,200	10,043,136
4.00%, 04/01/24[b]		1,050	1,074,147

Security		Principal (000s)	Value

4.13%, 01/22/24		$6,400	$6,603,881
4.88%, 04/01/44		825	854,397
5.00%, 01/21/44		2,350	2,472,674
5.63%, 07/01/20		9,100	10,468,802
5.70%, 01/24/22		3,000	3,481,189
5.75%, 12/01/17		11,750	13,288,048
5.88%, 02/07/42		2,000	2,371,246
6.50%, 08/01/16		5,050	5,625,454
6.88%, 04/25/18		9,868	11,672,612
Series 1
3.75%, 07/12/16		12,800	13,496,173
BP Capital Markets PLC
1.38%, 05/10/18[b]		250	248,060
1.85%, 05/05/17		2,000	2,041,761
2.24%, 05/10/19[b]		2,000	2,019,477
2.25%, 11/01/16		2,700	2,795,473
2.50%, 11/06/22		1,750	1,672,839
3.13%, 10/01/15		1,050	1,087,746
3.20%, 03/11/16		1,500	1,571,086
3.25%, 05/06/22		1,000	1,013,761
3.56%, 11/01/21		800	836,236
3.99%, 09/26/23[b]		3,000	3,166,213
4.74%, 03/11/21		2,900	3,259,054
4.75%, 03/10/19		2,300	2,580,063
Citigroup Inc.
1.75%, 05/01/18[b]		3,450	3,422,953
2.55%, 04/08/19		3,000	3,030,243
3.88%, 10/25/23[b]		3,500	3,568,202
3.95%, 06/15/16		4,750	5,025,614
4.45%, 01/10/17		6,250	6,750,046
4.50%, 01/14/22		1,000	1,083,866
4.59%, 12/15/15		5,250	5,553,608
4.75%, 05/19/15		4,250	4,417,284
4.95%, 11/07/43		3,000	3,177,083
5.30%, 05/06/44		2,000	2,041,599
5.38%, 08/09/20		4,750	5,423,358
5.50%, 02/15/17		7,100	7,826,369
5.88%, 05/29/37		500	594,398
6.00%, 10/31/33		1,500	1,694,456
6.13%, 11/21/17		2,250	2,574,561
8.13%, 07/15/39		6,564	9,790,050
8.50%, 05/22/19		750	959,732
CME Group Inc.
5.30%, 09/15/43	(Call 03/15/43)	1,500	1,718,395
Daimler Finance North America LLC
8.50%, 01/18/31		2,000	3,036,652
Deutsche Telekom International Finance BV
8.75%, 06/15/30		3,018	4,426,679
GE Capital Trust I
6.38%, 11/15/67	(Call 11/15/17)[a,b]	2,250	2,503,125
General Electric Capital Corp.
1.00%, 01/08/16		6,700	6,749,299
1.63%, 04/02/18		1,200	1,205,172
2.10%, 12/11/19		2,500	2,485,916
2.25%, 11/09/15		8,250	8,464,149
2.95%, 05/09/16[b]		10,250	10,701,795
3.10%, 01/09/23		2,000	1,995,743
3.35%, 10/17/16		5,250	5,553,384
3.45%, 05/15/24	(Call 02/13/24)	1,000	1,010,046
4.38%, 09/16/20		1,250	1,375,776
4.63%, 01/07/21		8,100	9,032,439
4.65%, 10/17/21		4,600	5,128,454
5.63%, 05/01/18		3,450	3,963,942

61

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2014

Security		Principal (000s)	Value

5.88%, 01/14/38		$11,000	$13,199,089
6.00%, 08/07/19		500	592,610
Series A
6.75%, 03/15/32		6,192	8,144,572
Goldman Sachs Capital I
6.35%, 02/15/34[b]		1,000	1,137,013
International Bank for Reconstruction and Development
0.50%, 04/15/16		3,000	3,007,286
0.88%, 04/17/17		16,000	16,044,685
1.00%, 09/15/16		6,250	6,315,588
2.13%, 03/15/16[b]		10,650	10,986,366
2.13%, 02/13/23[b]		3,000	2,976,057
4.75%, 02/15/35		1,000	1,188,932
5.00%, 04/01/16		2,420	2,623,405
7.63%, 01/19/23		1,000	1,406,149
Series GDIF
1.88%, 03/15/19		3,000	3,050,029
J.P. Morgan Chase & Co.
1.13%, 02/26/16		200	200,986
1.35%, 02/15/17		4,250	4,261,368
1.80%, 01/25/18		1,700	1,705,452
2.00%, 08/15/17		6,650	6,753,840
2.35%, 01/28/19[b]		2,250	2,278,936
3.15%, 07/05/16		3,350	3,498,308
3.25%, 09/23/22		1,550	1,552,406
3.63%, 05/13/24		3,500	3,525,263
3.88%, 02/01/24[b]		2,000	2,059,635
4.25%, 10/15/20		6,000	6,501,160
4.35%, 08/15/21		5,900	6,417,193
4.50%, 01/24/22		11,475	12,554,253
5.40%, 01/06/42		1,200	1,360,887
5.50%, 10/15/40		2,300	2,624,793
5.60%, 07/15/41		2,000	2,317,441
6.13%, 06/27/17[b]		1,500	1,699,340
6.30%, 04/23/19		15,000	17,793,485
Moody’s Corp.
4.88%, 02/15/24	(Call 11/15/23)	3,550	3,819,110
NASDAQ OMX Group Inc. (The)
4.25%, 06/01/24	(Call 03/01/24)	750	755,500
5.25%, 01/16/18		333	367,841
National Rural Utilities Cooperative Finance Corp.
2.15%, 02/01/19	(Call 01/01/19)	2,100	2,112,913
3.05%, 02/15/22	(Call 11/15/21)	3,450	3,510,423
3.40%, 11/15/23	(Call 08/15/23)	2,250	2,305,884
ORIX Corp.
5.00%, 01/12/16		1,750	1,861,821

			408,194,657
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.02%
AT&T Inc.
0.90%, 02/12/16		6,000	6,021,390
1.70%, 06/01/17		1,000	1,013,240
2.30%, 03/11/19		500	504,999
2.40%, 08/15/16		6,050	6,242,558
2.95%, 05/15/16		3,500	3,647,923
3.88%, 08/15/21[b]		4,250	4,515,250
3.90%, 03/11/24	(Call 12/11/23)	2,500	2,588,989
4.35%, 06/15/45	(Call 12/15/44)	11,000	10,456,153
4.45%, 05/15/21		3,050	3,354,255
5.35%, 09/01/40[b]		4,000	4,356,012
5.55%, 08/15/41		5,750	6,445,564

Security		Principal (000s)	Value

British Telecommunications PLC
2.35%, 02/14/19		$2,725	$2,748,144
9.63%, 12/15/30		2,540	4,054,054
Embarq Corp.
7.08%, 06/01/16		3,032	3,380,680
8.00%, 06/01/36		1,700	1,836,000
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17		400	402,216
Orange
2.75%, 09/14/16		3,050	3,172,552
5.38%, 07/08/19		1,626	1,856,245
5.38%, 01/13/42		1,250	1,348,713
9.00%, 03/01/31		1,400	2,098,271
Pacific Bell Telephone Co.
7.13%, 03/15/26		1,500	1,943,943
Qwest Corp.
6.75%, 12/01/21		2,600	2,977,000
6.88%, 09/15/33	(Call 06/30/14)	500	503,750
Telefonica Emisiones SAU
3.99%, 02/16/16		2,100	2,206,569
5.13%, 04/27/20[b]		3,000	3,351,130
5.46%, 02/16/21[b]		2,850	3,236,627
7.05%, 06/20/36[b]		3,024	3,824,317
Verizon Communications Inc.
2.00%, 11/01/16		6,400	6,557,327
2.55%, 06/17/19		625	633,633
3.00%, 04/01/16		500	520,926
3.65%, 09/14/18		7,375	7,900,931
3.85%, 11/01/42	(Call 05/01/42)	500	439,229
4.60%, 04/01/21		3,250	3,575,723
5.05%, 03/15/34	(Call 12/15/33)[b]	1,000	1,071,969
5.15%, 09/15/23		12,255	13,785,935
5.50%, 02/15/18		500	568,737
6.00%, 04/01/41		1,750	2,064,097
6.10%, 04/15/18		500	580,897
6.40%, 09/15/33		15,000	18,443,320
6.40%, 02/15/38		200	244,262
6.55%, 09/15/43		10,250	12,935,239
7.75%, 12/01/30		12,192	16,663,426

			174,072,195
ELECTRIC UTILITIES — 1.24%
Alabama Power Co.
0.55%, 10/15/15		2,500	2,505,528
4.10%, 01/15/42		350	346,983
Series 1
5.65%, 03/15/35	(Call 03/15/15)	3,750	3,878,191
Series 11-C
5.20%, 06/01/41		2,000	2,323,843
American Electric Power Co. Inc.
1.65%, 12/15/17	(Call 11/15/17)	2,000	2,005,434
2.95%, 12/15/22	(Call 09/15/22)	1,000	975,724
Appalachian Power Co.
4.40%, 05/15/44	(Call 11/15/43)	2,500	2,523,671
7.00%, 04/01/38		230	313,411
7.95%, 01/15/20		2,254	2,886,476
Arizona Public Service Co.
4.50%, 04/01/42	(Call 10/01/41)	500	520,687
5.05%, 09/01/41	(Call 03/01/41)[b]	1,450	1,621,146
5.50%, 09/01/35		105	124,015
Baltimore Gas & Electric Co.
2.80%, 08/15/22	(Call 05/15/22)	124	122,310
Berkshire Hathaway Energy Co.

62

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2014

Security		Principal (000s)	Value

1.10%, 05/15/17		$500	$498,278
3.75%, 11/15/23	(Call 08/15/23)[b]	1,750	1,808,153
6.13%, 04/01/36		10,181	12,575,047
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22	(Call 05/01/22)	1,750	1,679,129
4.50%, 04/01/44	(Call 10/01/43)	1,250	1,323,179
Commonwealth Edison Co.
3.40%, 09/01/21	(Call 06/01/21)	4,750	4,973,708
6.45%, 01/15/38		1,200	1,584,055
Connecticut Light & Power Co. (The)
2.50%, 01/15/23	(Call 10/15/22)	2,000	1,920,336
4.30%, 04/15/44	(Call 10/15/43)	750	771,236
Detroit Edison Co. (The)
3.90%, 06/01/21	(Call 03/01/21)	1,300	1,405,872
Dominion Gas Holdings LLC
4.80%, 11/01/43	(Call 05/01/43)[c]	2,000	2,122,454
Duke Energy Carolinas LLC
1.75%, 12/15/16		1,000	1,021,839
3.90%, 06/15/21	(Call 03/15/21)	1,200	1,299,010
Duke Energy Corp.
1.63%, 08/15/17		3,100	3,132,589
2.15%, 11/15/16[b]		850	873,269
3.05%, 08/15/22	(Call 05/15/22)	2,000	1,996,045
3.55%, 09/15/21	(Call 06/15/21)	4,000	4,196,144
3.75%, 04/15/24	(Call 01/15/24)	125	128,686
Duke Energy Florida Inc.
3.10%, 08/15/21	(Call 05/15/21)	1,250	1,285,662
6.40%, 06/15/38		1,000	1,321,324
Duke Energy Indiana Inc.
6.45%, 04/01/39		3,300	4,386,816
Duke Energy Ohio Inc.
5.45%, 04/01/19[b]		3,352	3,889,075
Duke Energy Progress Inc.
3.00%, 09/15/21	(Call 06/15/21)	850	870,739
4.38%, 03/30/44	(Call 09/30/43)	2,000	2,074,881
5.30%, 01/15/19		1,325	1,517,807
Edison International
3.75%, 09/15/17		1,100	1,176,592
Enersis SA
7.40%, 12/01/16		300	341,469
Entergy Arkansas Inc.
3.70%, 06/01/24	(Call 03/01/24)	725	754,674
3.75%, 02/15/21	(Call 11/15/20)	3,500	3,701,866
Entergy Corp.
4.70%, 01/15/17	(Call 12/15/16)	400	431,363
Entergy Gulf States Louisiana LLC
6.00%, 05/01/18		1,000	1,139,059
Florida Power & Light Co.
3.25%, 06/01/24	(Call 12/01/23)	1,000	1,018,176
4.05%, 06/01/42	(Call 12/01/41)	100	99,630
4.13%, 02/01/42	(Call 08/02/41)	2,000	2,017,066
5.25%, 02/01/41	(Call 08/01/40)	700	825,590
5.95%, 02/01/38		3,104	3,939,439
Georgia Power Co.
4.30%, 03/15/42		1,200	1,205,270
5.40%, 06/01/40		1,100	1,278,312
Great Plains Energy Inc.
4.85%, 06/01/21	(Call 03/01/21)	200	221,715
5.29%, 06/15/22	(Call 03/15/22)[e]	1,000	1,133,799
Indiana Michigan Power Co. Series J
3.20%, 03/15/23	(Call 12/15/22)[b]	1,500	1,493,334
ITC Holdings Corp.

Security		Principal (000s)	Value

3.65%, 06/15/24	(Call 03/15/24)	$300	$300,787
4.05%, 07/01/23	(Call 04/01/23)	100	103,855
Kansas City Power & Light Co.
5.30%, 10/01/41	(Call 04/01/41)	2,550	2,822,297
Kentucky Utilities Co.
1.63%, 11/01/15		200	203,063
3.25%, 11/01/20	(Call 08/01/20)	250	261,548
5.13%, 11/01/40	(Call 05/01/40)	500	575,848
LG&E and KU Energy LLC
2.13%, 11/15/15		1,150	1,173,044
3.75%, 11/15/20	(Call 08/15/20)[b]	1,100	1,165,038
4.38%, 10/01/21	(Call 07/01/21)	1,500	1,615,037
Louisville Gas & Electric Co.
1.63%, 11/15/15		250	253,934
MidAmerican Energy Co.
3.50%, 10/15/24	(Call 07/15/24)	500	514,703
3.70%, 09/15/23	(Call 06/15/23)	2,750	2,890,678
Midamerican Funding LLC
6.93%, 03/01/29		285	375,057
Nevada Power Co.
5.45%, 05/15/41	(Call 11/15/40)	1,850	2,193,192
NextEra Energy Capital Holdings Inc.
2.60%, 09/01/15		2,250	2,304,856
2.70%, 09/15/19	(Call 08/15/19)[b]	2,000	2,033,225
6.00%, 03/01/19[b]		500	582,559
7.88%, 12/15/15		500	553,273
Nisource Finance Corp.
4.45%, 12/01/21	(Call 09/01/21)	50	54,091
5.45%, 09/15/20[b]		3,200	3,674,046
5.80%, 02/01/42	(Call 08/01/41)[b]	3,400	3,855,189
6.40%, 03/15/18		200	232,674
Northern States Power Co.
2.15%, 08/15/22	(Call 02/15/22)	2,700	2,568,614
2.60%, 05/15/23	(Call 11/15/22)	1,000	968,925
4.13%, 05/15/44	(Call 11/15/43)	310	313,838
NSTAR Electric Co.
2.38%, 10/15/22	(Call 07/15/22)	2,000	1,916,912
4.40%, 03/01/44	(Call 09/01/43)	1,350	1,406,212
Oglethorpe Power Corp.
5.38%, 11/01/40		800	907,174
Ohio Power Co. Series M
5.38%, 10/01/21[b]		2,000	2,340,913
Oklahoma Gas & Electric Co.
4.55%, 03/15/44	(Call 09/15/43)	500	531,718
5.25%, 05/15/41	(Call 11/15/40)	1,600	1,860,409
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19	(Call 05/01/19)[c]	4,335	4,363,511
7.00%, 09/01/22		4,068	5,184,841
7.50%, 09/01/38		200	289,815
Pacific Gas & Electric Co.
3.75%, 02/15/24	(Call 11/15/23)[b]	875	902,577
4.50%, 12/15/41	(Call 06/15/41)	150	152,296
4.60%, 06/15/43	(Call 12/15/42)	3,000	3,110,608
6.05%, 03/01/34		6,868	8,432,722
PacifiCorp
3.85%, 06/15/21	(Call 03/15/21)	200	216,012
Portland General Electric Co.
6.10%, 04/15/19		1,200	1,420,628
Potomac Electric Power Co.
3.60%, 03/15/24	(Call 12/15/23)	3,500	3,632,351
PPL Capital Funding Inc.
3.95%, 03/15/24	(Call 12/15/23)	200	207,767

63

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2014

Security		Principal (000s)	Value

5.00%, 03/15/44	(Call 09/15/43)	$825	$881,547
PPL Electric Utilities Corp.
3.00%, 09/15/21	(Call 06/15/21)	2,000	2,046,208
5.20%, 07/15/41	(Call 01/15/41)	300	347,659
Progress Energy Inc.
3.15%, 04/01/22	(Call 01/01/22)[b]	950	961,007
4.40%, 01/15/21	(Call 10/15/20)[b]	2,800	3,080,725
6.00%, 12/01/39		2,500	3,112,776
Public Service Co. of Colorado
2.25%, 09/15/22	(Call 03/15/22)	2,750	2,629,263
4.30%, 03/15/44	(Call 09/15/43)	1,050	1,083,277
4.75%, 08/15/41	(Call 02/15/41)	200	220,193
5.13%, 06/01/19[b]		2,350	2,702,754
Public Service Co. of Oklahoma
4.40%, 02/01/21		1,200	1,319,193
South Carolina Electric & Gas Co.
4.35%, 02/01/42	(Call 08/01/41)	200	206,057
4.50%, 06/01/64	(Call 12/01/63)	190	192,945
Southern California Edison Co.
4.65%, 10/01/43	(Call 04/01/43)	2,500	2,703,392
6.05%, 03/15/39		4,852	6,162,374
Southwestern Electric Power Co.
3.55%, 02/15/22	(Call 11/15/21)	500	512,922
Tampa Electric Co.
2.60%, 09/15/22	(Call 06/15/22)	2,750	2,681,967
4.35%, 05/15/44	(Call 11/15/43)	1,000	1,033,368
Tucson Electric Power Co.
5.15%, 11/15/21	(Call 08/15/21)	1,200	1,340,703
UIL Holdings Corp.
4.63%, 10/01/20		800	854,971
Union Electric Co.
3.50%, 04/15/24	(Call 01/15/24)	1,500	1,542,245
6.70%, 02/01/19		100	120,004
Virginia Electric and Power Co. Series D
4.65%, 08/15/43	(Call 02/15/43)	3,000	3,232,952
Westar Energy Inc.
4.13%, 03/01/42	(Call 09/01/41)	450	449,427
Wisconsin Electric Power Co.
1.70%, 06/15/18	(Call 05/15/18)	1,500	1,484,993
2.95%, 09/15/21	(Call 06/15/21)	1,150	1,173,641
4.25%, 06/01/44	(Call 12/01/43)	325	333,145
Xcel Energy Inc.
0.75%, 05/09/16		2,625	2,618,037
6.50%, 07/01/36		200	259,863

			213,333,551
ELECTRICAL EQUIPMENT — 0.11%
ABB Finance (USA) Inc.
2.88%, 05/08/22		1,250	1,243,558
4.38%, 05/08/42		100	102,154
Eaton Corp. PLC
1.50%, 11/02/17		4,000	4,017,437
2.75%, 11/02/22		1,750	1,703,859
4.00%, 11/02/32		800	798,684
Emerson Electric Co.
4.25%, 11/15/20		4,075	4,432,050
5.25%, 11/15/39		1,250	1,449,148
Roper Industries Inc.
3.13%, 11/15/22	(Call 08/15/22)	1,640	1,599,046
Tyco Electronics Group SA
2.38%, 12/17/18	(Call 11/17/18)[b]	470	473,103

Security		Principal (000s)	Value

6.55%, 10/01/17		$2,800	$3,241,250

			19,060,289
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.07%
Amphenol Corp.
2.55%, 01/30/19	(Call 12/30/18)	675	687,639
4.00%, 02/01/22	(Call 11/01/21)	200	205,321
Arrow Electronics Inc.
4.50%, 03/01/23	(Call 12/01/22)	2,850	2,996,228
5.13%, 03/01/21		1,300	1,429,388
Avnet Inc.
4.88%, 12/01/22		1,750	1,870,070
Corning Inc.
4.75%, 03/15/42		1,500	1,608,120
5.75%, 08/15/40		2,250	2,738,505

			11,535,271
ENERGY EQUIPMENT & SERVICES — 0.33%
Baker Hughes Inc.
3.20%, 08/15/21	(Call 05/15/21)	3,400	3,507,543
5.13%, 09/15/40		750	850,347
Cameron International Corp.
4.50%, 06/01/21	(Call 03/01/21)	2,950	3,205,874
5.95%, 06/01/41	(Call 12/01/40)[b]	500	588,013
Diamond Offshore Drilling Inc.
4.88%, 11/01/43	(Call 05/01/43)[b]	250	250,859
Ensco PLC
3.25%, 03/15/16		2,150	2,241,858
4.70%, 03/15/21		2,950	3,223,967
FMC Technologies Inc.
3.45%, 10/01/22	(Call 07/01/22)	1,750	1,723,978
Halliburton Co.
3.50%, 08/01/23	(Call 05/01/23)	3,500	3,597,828
4.50%, 11/15/41	(Call 05/15/41)	1,850	1,938,240
6.15%, 09/15/19		3,200	3,843,865
Nabors Industries Inc.
5.10%, 09/15/23	(Call 06/15/23)[c]	2,400	2,625,590
9.25%, 01/15/19		600	755,995
National Oilwell Varco Inc.
2.60%, 12/01/22	(Call 09/01/22)	1,900	1,835,278
3.95%, 12/01/42	(Call 06/01/42)	1,150	1,089,212
Noble Holding International Ltd.
3.45%, 08/01/15		500	514,534
4.90%, 08/01/20[b]		2,000	2,187,799
6.20%, 08/01/40		1,000	1,138,510
Rowan Companies Inc.
4.75%, 01/15/24	(Call 10/15/23)[b]	1,250	1,309,905
5.85%, 01/15/44	(Call 07/15/43)	1,025	1,082,500
Transocean Inc.
4.95%, 11/15/15		250	264,464
5.05%, 12/15/16		500	545,123
6.38%, 12/15/21		2,000	2,292,735
6.50%, 11/15/20		1,000	1,147,790
6.80%, 03/15/38		4,500	5,043,284
Weatherford International Ltd.
4.50%, 04/15/22	(Call 01/15/22)[b]	4,250	4,509,361
9.63%, 03/01/19		4,225	5,567,571

			56,882,023

64

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2014

Security		Principal (000s)	Value

FOOD & STAPLES RETAILING — 0.38%
Costco Wholesale Corp.
1.70%, 12/15/19		$3,000	$2,947,016
CVS Caremark Corp.
2.75%, 12/01/22	(Call 09/01/22)	1,700	1,654,827
4.75%, 05/18/20	(Call 12/18/19)[b]	1,850	2,043,306
6.13%, 09/15/39		5,470	6,801,385
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
4.13%, 04/10/19		1,250	1,321,867
6.50%, 06/15/17		2,144	2,432,569
Kroger Co. (The)
2.30%, 01/15/19	(Call 12/15/18)	2,000	2,019,924
3.85%, 08/01/23	(Call 05/01/23)	2,025	2,085,429
4.00%, 02/01/24	(Call 11/01/23)[b]	1,900	1,972,833
5.40%, 07/15/40	(Call 01/15/40)[b]	2,500	2,750,042
Safeway Inc.
3.95%, 08/15/20		750	766,875
4.75%, 12/01/21		1,250	1,281,250
Sysco Corp.
0.55%, 06/12/15		350	350,222
5.25%, 02/12/18		100	112,709
Wal-Mart Stores Inc.
2.55%, 04/11/23	(Call 01/11/23)	1,000	968,371
2.80%, 04/15/16		7,750	8,087,919
4.00%, 04/11/43	(Call 10/11/42)	3,000	2,903,717
4.25%, 04/15/21		2,400	2,662,330
4.75%, 10/02/43	(Call 04/02/43)	5,000	5,419,578
5.38%, 04/05/17		1,000	1,124,811
5.63%, 04/15/41		200	243,337
6.50%, 08/15/37		8,722	11,563,626
Walgreen Co.
1.80%, 09/15/17		1,000	1,013,162
3.10%, 09/15/22[b]		2,625	2,585,592

			65,112,697
FOOD PRODUCTS — 0.33%
Archer-Daniels-Midland Co.
4.48%, 03/01/21		1,750	1,939,942
4.54%, 03/26/42		150	156,865
5.77%, 03/01/41		2,500	3,100,492
Bunge Ltd. Finance Corp.
4.10%, 03/15/16		1,150	1,212,231
Campbell Soup Co.
4.25%, 04/15/21		2,000	2,142,835
ConAgra Foods Inc.
1.30%, 01/25/16		250	252,298
3.20%, 01/25/23	(Call 10/25/22)	1,000	977,152
3.25%, 09/15/22		3,500	3,435,382
4.65%, 01/25/43	(Call 07/25/42)	1,000	991,725
General Mills Inc.
3.15%, 12/15/21	(Call 09/15/21)	200	205,146
3.65%, 02/15/24	(Call 11/15/23)[b]	2,250	2,311,973
5.40%, 06/15/40		2,600	2,955,640
5.65%, 02/15/19		2,170	2,528,321
Hershey Co. (The)
1.50%, 11/01/16		1,300	1,320,535
4.13%, 12/01/20		800	884,689
Hillshire Brands Co. (The)
2.75%, 09/15/15		2,000	2,050,202

Security		Principal (000s)	Value

Ingredion Inc.
4.63%, 11/01/20		$1,000	$1,087,564
Kellogg Co.
1.88%, 11/17/16		2,350	2,400,540
3.25%, 05/21/18		1,800	1,895,456
4.00%, 12/15/20		1,500	1,592,223
4.45%, 05/30/16		40	42,756
Kraft Foods Group Inc.
2.25%, 06/05/17		600	617,335
3.50%, 06/06/22		5,000	5,127,306
5.00%, 06/04/42[b]		2,500	2,667,833
6.13%, 08/23/18		2,000	2,330,243
McCormick & Co. Inc.
3.90%, 07/15/21	(Call 04/15/21)	1,300	1,389,833
Mead Johnson Nutrition Co.
4.60%, 06/01/44	(Call 12/01/43)	95	96,969
Mondelez International Inc.
6.50%, 08/11/17		4,583	5,284,300
6.50%, 11/01/31[b]		250	311,560
6.50%, 02/09/40		3,500	4,463,094
Sara Lee Corp.
4.10%, 09/15/20		500	510,298

			56,282,738
GAS UTILITIES — 0.11%
AGL Capital Corp.
5.25%, 08/15/19		1,000	1,127,746
5.88%, 03/15/41	(Call 09/15/40)	1,300	1,608,027
Atmos Energy Corp.
4.15%, 01/15/43	(Call 07/15/42)	1,700	1,690,760
5.50%, 06/15/41	(Call 12/15/40)	1,175	1,400,521
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	(Call 10/15/20)	450	492,217
6.00%, 05/15/18[b]		2,500	2,897,188
National Fuel Gas Co.
3.75%, 03/01/23	(Call 12/01/22)	2,500	2,461,718
4.90%, 12/01/21	(Call 09/01/21)	700	756,803
ONE Gas Inc.
2.07%, 02/01/19	(Call 01/01/19)[c]	750	753,636
3.61%, 02/01/24	(Call 11/01/23)[c]	483	502,254
Questar Corp.
2.75%, 02/01/16		150	152,729
Southern California Gas Co.
4.45%, 03/15/44	(Call 09/15/43)	2,000	2,117,722
5.13%, 11/15/40		2,500	2,896,900

			18,858,221
HEALTH CARE EQUIPMENT & SUPPLIES — 0.29%
Abbott Laboratories
4.13%, 05/27/20		1,700	1,879,789
5.13%, 04/01/19		2,210	2,516,901
5.30%, 05/27/40		75	89,138
Baxter International Inc.
1.85%, 01/15/17		2,100	2,145,583
1.85%, 06/15/18		250	251,274
2.40%, 08/15/22		2,305	2,190,750
3.65%, 08/15/42		2,700	2,434,072
4.50%, 08/15/19		2,500	2,782,746
Becton, Dickinson and Co.
1.75%, 11/08/16		1,600	1,638,227

65

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2014

Security		Principal (000s)	Value

3.13%, 11/08/21		$500	$515,651
3.25%, 11/12/20		700	726,471
5.00%, 11/12/40		500	558,995
Boston Scientific Corp.
4.13%, 10/01/23	(Call 07/01/23)	625	652,289
6.00%, 01/15/20		2,500	2,917,821
CareFusion Corp.
1.45%, 05/15/17		55	55,049
3.88%, 05/15/24	(Call 02/15/24)	310	312,933
4.88%, 05/15/44	(Call 11/15/43)	160	161,818
Covidien International Finance SA
2.95%, 06/15/23	(Call 03/15/23)	1,000	973,736
3.20%, 06/15/22	(Call 03/15/22)	3,000	3,029,344
6.00%, 10/15/17		1,826	2,094,599
CR Bard Inc.
1.38%, 01/15/18		1,550	1,531,896
2.88%, 01/15/16		400	415,605
DENTSPLY International Inc.
4.13%, 08/15/21	(Call 05/15/21)	1,200	1,259,692
Edwards Lifesciences Corp.
2.88%, 10/15/18		1,000	1,017,971
Medtronic Inc.
2.75%, 04/01/23	(Call 01/01/23)	3,000	2,917,492
3.63%, 03/15/24	(Call 12/15/23)	825	853,048
4.13%, 03/15/21	(Call 12/15/20)	2,250	2,446,892
4.50%, 03/15/42	(Call 09/15/41)	3,500	3,638,886
St. Jude Medical Inc.
2.50%, 01/15/16		1,000	1,029,173
Stryker Corp.
1.30%, 04/01/18		2,500	2,471,401
2.00%, 09/30/16		1,000	1,027,924
3.38%, 05/15/24	(Call 02/15/24)	2,000	2,001,117
4.38%, 05/15/44	(Call 11/15/43)	1,000	998,712
Zimmer Holdings Inc.
3.38%, 11/30/21	(Call 08/30/21)	800	816,386

			50,353,381
HEALTH CARE PROVIDERS & SERVICES — 0.46%
Aetna Inc.
1.50%, 11/15/17	(Call 10/15/17)	500	502,812
1.75%, 05/15/17	(Call 04/15/17)	1,600	1,622,097
2.75%, 11/15/22	(Call 08/15/22)	700	676,408
3.95%, 09/01/20		500	533,962
4.13%, 06/01/21	(Call 03/01/21)	1,800	1,950,641
6.63%, 06/15/36		2,026	2,650,161
AmerisourceBergen Corp.
3.40%, 05/15/24		1,000	1,006,891
5.88%, 09/15/15		2,382	2,540,236
Cardinal Health Inc.
1.70%, 03/15/18		2,300	2,302,607
3.20%, 06/15/22		2,200	2,194,083
Cigna Corp.
2.75%, 11/15/16		500	521,938
4.38%, 12/15/20	(Call 09/15/20)	2,150	2,350,713
4.50%, 03/15/21	(Call 12/15/20)	2,950	3,246,239
5.38%, 02/15/42	(Call 08/15/41)	1,200	1,371,435
Coventry Health Care Inc.
5.45%, 06/15/21	(Call 03/15/21)	1,550	1,801,546
Express Scripts Holding Co.
3.13%, 05/15/16		2,400	2,508,613
3.50%, 11/15/16		250	264,695
4.75%, 11/15/21		2,150	2,383,274

Security		Principal (000s)	Value

6.13%, 11/15/41		$1,000	$1,209,233
Humana Inc.
4.63%, 12/01/42	(Call 06/01/42)	3,000	2,963,699
6.45%, 06/01/16		710	785,561
Laboratory Corp. of America Holdings
4.63%, 11/15/20	(Call 08/15/20)	2,100	2,268,646
McKesson Corp.
2.70%, 12/15/22	(Call 09/15/22)	1,275	1,222,317
4.75%, 03/01/21	(Call 12/01/20)	2,500	2,778,734
6.00%, 03/01/41	(Call 09/01/40)	500	597,189
7.50%, 02/15/19		1,500	1,855,829
Medco Health Solutions Inc.
2.75%, 09/15/15		1,500	1,538,629
7.13%, 03/15/18		3,176	3,753,082
Quest Diagnostics Inc.
2.70%, 04/01/19		500	503,859
4.25%, 04/01/24	(Call 01/01/24)[b]	1,500	1,540,615
4.70%, 04/01/21		1,800	1,946,312
UnitedHealth Group Inc.
2.88%, 03/15/23		2,000	1,959,795
4.63%, 11/15/41	(Call 05/15/41)	1,300	1,370,763
5.80%, 03/15/36		500	609,175
6.00%, 02/15/18		1,200	1,384,103
6.88%, 02/15/38		4,700	6,398,977
WellPoint Inc.
3.13%, 05/15/22		1,000	990,725
3.30%, 01/15/23[b]		4,700	4,686,547
4.63%, 05/15/42		1,500	1,529,023
5.25%, 01/15/16		3,118	3,345,457
5.85%, 01/15/36		3,000	3,564,087

			79,230,708
HOTELS, RESTAURANTS & LEISURE — 0.19%
Carnival Corp.
3.95%, 10/15/20[b]		2,250	2,369,238
Darden Restaurants Inc.
4.50%, 10/15/21[b]		2,300	2,356,728
Hyatt Hotels Corp.
3.38%, 07/15/23	(Call 04/15/23)	1,855	1,813,112
International Game Technology
7.50%, 06/15/19		1,000	1,182,853
Marriott International Inc.
3.00%, 03/01/19	(Call 12/01/18)	3,100	3,176,383
3.25%, 09/15/22	(Call 06/15/22)	1,000	989,343
McDonald’s Corp.
3.70%, 02/15/42		3,225	2,985,958
5.35%, 03/01/18		1,702	1,944,132
5.80%, 10/15/17		200	230,033
6.30%, 03/01/38		3,250	4,250,173
Starbucks Corp.
2.00%, 12/05/18	(Call 11/05/18)	2,950	2,956,397
3.85%, 10/01/23	(Call 07/01/23)[b]	1,500	1,581,389
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23	(Call 11/15/22)	1,350	1,318,384
Wyndham Worldwide Corp.
3.90%, 03/01/23	(Call 12/01/22)	500	502,941
4.25%, 03/01/22	(Call 12/01/21)	2,050	2,124,847
Yum! Brands Inc.
3.75%, 11/01/21	(Call 08/01/21)[b]	1,300	1,344,793
3.88%, 11/01/20	(Call 08/01/20)	900	943,591
3.88%, 11/01/23	(Call 08/01/23)	1,250	1,280,759

			33,351,054

66

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2014

Security		Principal (000s)	Value

HOUSEHOLD DURABLES — 0.07%
MDC Holdings Inc.
5.50%, 01/15/24	(Call 10/15/23)	$2,100	$2,152,500
Mohawk Industries Inc.
3.85%, 02/01/23	(Call 11/01/22)	1,750	1,767,797
Newell Rubbermaid Inc.
4.00%, 06/15/22	(Call 03/15/22)	2,500	2,609,226
Tupperware Brands Corp.
4.75%, 06/01/21	(Call 03/01/21)	1,200	1,281,492
Whirlpool Corp.
3.70%, 03/01/23		1,850	1,869,509
4.85%, 06/15/21[b]		1,650	1,819,460

			11,499,984
HOUSEHOLD PRODUCTS — 0.14%
Church & Dwight Co. Inc.
2.88%, 10/01/22		1,000	972,210
3.35%, 12/15/15		350	363,961
Clorox Co. (The)
3.80%, 11/15/21		1,800	1,894,541
Colgate-Palmolive Co.
1.30%, 01/15/17		1,300	1,311,112
1.75%, 03/15/19		1,375	1,368,160
2.30%, 05/03/22		1,500	1,446,182
2.95%, 11/01/20		1,600	1,622,572
Energizer Holdings Inc.
4.70%, 05/19/21		1,000	1,017,329
4.70%, 05/24/22		1,600	1,658,356
Kimberly-Clark Corp.
1.90%, 05/22/19		2,480	2,490,714
3.88%, 03/01/21		250	268,997
5.30%, 03/01/41		1,000	1,184,231
Procter & Gamble Co. (The)
1.45%, 08/15/16		1,000	1,018,854
1.60%, 11/15/18		2,450	2,463,812
2.30%, 02/06/22		800	780,200
5.55%, 03/05/37		3,668	4,479,297

			24,340,528
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.15%
Constellation Energy Group Inc.
4.55%, 06/15/15		2,307	2,394,157
Exelon Generation Co. LLC
4.25%, 06/15/22	(Call 03/15/22)[b]	3,000	3,119,468
5.60%, 06/15/42	(Call 12/15/41)	3,450	3,718,374
PPL Energy Supply LLC
4.60%, 12/15/21	(Call 09/15/21)[b]	4,350	4,374,712
PSEG Power LLC
2.75%, 09/15/16		2,100	2,186,914
4.15%, 09/15/21	(Call 06/15/21)	2,050	2,157,568
Southern Power Co.
5.15%, 09/15/41[b]		3,000	3,268,342
Series D
4.88%, 07/15/15		2,015	2,109,133

Security		Principal (000s)	Value

TransAlta Corp.
4.50%, 11/15/22	(Call 08/15/22)	$3,000	$3,029,166

			26,357,834
INDUSTRIAL CONGLOMERATES — 0.20%
3M Co.
1.38%, 09/29/16		2,750	2,799,941
2.00%, 06/26/22		1,500	1,430,823
3.88%, 06/15/44		2,000	1,945,415
Carlisle Companies Inc.
3.75%, 11/15/22	(Call 08/15/22)	1,490	1,492,311
Danaher Corp.
2.30%, 06/23/16		150	155,096
3.90%, 06/23/21	(Call 03/23/21)	2,700	2,911,169
General Electric Co.
3.38%, 03/11/24		2,900	2,959,814
4.50%, 03/11/44		3,750	3,918,687
5.25%, 12/06/17		6,062	6,866,438
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23[b,c]		1,500	1,570,140
6.88%, 08/15/18		1,500	1,789,554
Koninklijke Philips NV
3.75%, 03/15/22		2,000	2,105,118
5.00%, 03/15/42		2,000	2,214,363
Pentair Finance SA
2.65%, 12/01/19		1,635	1,645,119
3.15%, 09/15/22	(Call 06/15/22)[b]	1,200	1,173,509

			34,977,497
INSURANCE — 0.92%
ACE INA Holdings Inc.
2.60%, 11/23/15		100	102,956
4.15%, 03/13/43[b]		2,125	2,088,918
5.70%, 02/15/17		2,520	2,823,169
Aflac Inc.
4.00%, 02/15/22		800	857,028
8.50%, 05/15/19[b]		2,650	3,432,795
Alleghany Corp.
4.95%, 06/27/22		1,500	1,643,130
5.63%, 09/15/20[b]		500	570,727
Allied World Assurance Co. Holdings Ltd.
5.50%, 11/15/20[b]		650	734,185
Allstate Corp. (The)
5.55%, 05/09/35		3,568	4,205,472
American International Group Inc.
4.13%, 02/15/24[b]		1,525	1,605,603
4.88%, 09/15/16		1,000	1,086,546
4.88%, 06/01/22		2,000	2,238,075
5.85%, 01/16/18		3,150	3,600,595
8.18%, 05/15/68	(Call 05/15/38)[a]	5,400	7,263,000
8.25%, 08/15/18		4,404	5,502,911
Aon PLC
3.13%, 05/27/16		1,650	1,720,264
4.60%, 06/14/44		910	914,037
Arch Capital Group Ltd.
5.14%, 11/01/43		650	706,394
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20		500	578,532
Assurant Inc.
4.00%, 03/15/23		2,000	2,013,461

67

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2014

Security		Principal (000s)	Value

AXA SA
8.60%, 12/15/30[b]		$2,300	$3,047,500
AXIS Specialty Finance PLC
2.65%, 04/01/19		75	75,819
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17		3,000	3,044,465
3.00%, 05/15/22[b]		2,050	2,067,633
4.40%, 05/15/42		2,000	2,008,783
5.40%, 05/15/18[b]		8,500	9,730,126
5.75%, 01/15/40		500	602,864
Chubb Corp. (The)
6.00%, 05/11/37		3,020	3,803,816
CNA Financial Corp.
3.95%, 05/15/24	(Call 02/15/24)[b]	3,250	3,353,805
5.75%, 08/15/21		150	175,399
6.50%, 08/15/16		1,450	1,624,927
Fidelity National Financial Inc.
5.50%, 09/01/22		1,750	1,906,084
Genworth Holdings Inc.
7.70%, 06/15/20		1,000	1,235,483
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21		1,000	1,160,513
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22		1,000	1,136,107
5.38%, 03/15/17		3,420	3,788,598
Kemper Corp.
6.00%, 11/30/15		900	964,774
Lincoln National Corp.
4.20%, 03/15/22[b]		2,000	2,142,806
4.85%, 06/24/21		200	222,609
7.00%, 06/15/40		1,000	1,371,083
8.75%, 07/01/19		1,000	1,302,768
Loews Corp.
2.63%, 05/15/23	(Call 02/15/23)	1,500	1,421,123
4.13%, 05/15/43	(Call 11/15/42)	1,500	1,397,370
Manulife Financial Corp.
3.40%, 09/17/15		686	711,286
Markel Corp.
4.90%, 07/01/22		1,500	1,640,275
5.35%, 06/01/21		1,200	1,348,006
Marsh & McLennan Companies Inc.
3.50%, 06/03/24	(Call 03/03/24)	1,250	1,257,425
MetLife Inc.
3.60%, 04/10/24		5,000	5,104,847
4.75%, 02/08/21		200	224,165
5.00%, 06/15/15		5,467	5,719,352
5.88%, 02/06/41		4,000	4,904,504
Principal Financial Group Inc.
6.05%, 10/15/36		2,005	2,439,491
8.88%, 05/15/19[b]		1,224	1,584,962
Progressive Corp. (The)
3.75%, 08/23/21		350	373,781
4.35%, 04/25/44		1,250	1,270,467
6.70%, 06/15/67	(Call 06/15/17)[a,b]	1,605	1,785,562
Prudential Financial Inc.
3.00%, 05/12/16		2,650	2,760,407
3.50%, 05/15/24		750	754,505
4.60%, 05/15/44		500	510,454
5.38%, 06/21/20		400	461,119
5.63%, 05/12/41		1,000	1,165,514
5.63%, 06/15/43	(Call 06/15/23)[a]	4,600	4,864,500
5.80%, 11/16/41[b]		1,800	2,159,490
6.20%, 11/15/40		1,500	1,864,379

Security		Principal (000s)	Value

8.88%, 06/15/68	(Call 06/15/18)[a]	$500	$611,250
Series D
6.00%, 12/01/17		2,752	3,165,713
Reinsurance Group of America Inc.
5.00%, 06/01/21		1,400	1,546,928
Travelers Companies Inc. (The)
3.90%, 11/01/20[b]		2,250	2,417,840
5.35%, 11/01/40		3,500	4,093,603
Trinity Acquisition PLC
4.63%, 08/15/23[b]		1,750	1,821,377
Unum Group
4.00%, 03/15/24		4,000	4,121,460
Willis Group Holdings PLC
5.75%, 03/15/21		1,150	1,293,391
WR Berkley Corp.
4.63%, 03/15/22		1,400	1,503,718
5.38%, 09/15/20		1,000	1,110,402
XLIT Ltd.
2.30%, 12/15/18		225	225,881
5.75%, 10/01/21		1,300	1,521,750

			157,610,057
INTERNET & CATALOG RETAIL — 0.04%
Amazon.com Inc.
1.20%, 11/29/17		1,500	1,492,397
2.50%, 11/29/22	(Call 08/29/22)	2,750	2,616,072
Expedia Inc.
5.95%, 08/15/20		500	555,000
QVC Inc.
3.13%, 04/01/19[c]		200	202,924
5.13%, 07/02/22		1,700	1,815,443

			6,681,836
INTERNET SOFTWARE & SERVICES — 0.07%
Baidu Inc.
3.50%, 11/28/22[b]		500	484,317
eBay Inc.
1.35%, 07/15/17		950	956,712
1.63%, 10/15/15		400	407,040
2.60%, 07/15/22	(Call 04/15/22)[b]	2,050	1,982,867
3.25%, 10/15/20	(Call 07/15/20)	1,900	1,979,472
Google Inc.
2.13%, 05/19/16		1,750	1,807,040
3.38%, 02/25/24		675	694,014
3.63%, 05/19/21		2,650	2,845,103

			11,156,565
IT SERVICES — 0.23%
Broadridge Financial Solutions Inc.
3.95%, 09/01/20		1,500	1,579,841
Computer Sciences Corp.
4.45%, 09/15/22		2,650	2,792,931
Fidelity National Information Services Inc.
3.50%, 04/15/23	(Call 01/15/23)	500	489,214
Fiserv Inc.
3.13%, 06/15/16		125	130,507
3.50%, 10/01/22	(Call 07/01/22)	1,750	1,769,915
4.75%, 06/15/21		1,000	1,093,152
International Business Machines Corp.

68

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2014

Security		Principal (000s)	Value

2.90%, 11/01/21		$3,700	$3,772,347
3.38%, 08/01/23		5,500	5,620,549
3.63%, 02/12/24[b]		2,375	2,438,898
4.00%, 06/20/42		2,750	2,663,101
5.60%, 11/30/39		500	604,247
5.70%, 09/14/17[b]		7,882	8,983,280
5.88%, 11/29/32		1,000	1,256,610
Leidos Holdings Inc. Series 1
5.95%, 12/01/40	(Call 06/01/40)	1,000	1,022,385
Western Union Co. (The)
3.35%, 05/22/19		1,950	2,003,243
3.65%, 08/22/18[b]		3,250	3,391,079

			39,611,299
LEISURE EQUIPMENT & PRODUCTS — 0.02%
Hasbro Inc.
3.15%, 05/15/21	(Call 03/15/21)	205	207,657
5.10%, 05/15/44	(Call 11/15/43)	435	448,302
Mattel Inc.
2.50%, 11/01/16		150	154,347
3.15%, 03/15/23	(Call 12/15/22)	1,525	1,483,949
4.35%, 10/01/20		400	425,960
5.45%, 11/01/41	(Call 05/01/41)	350	381,223

			3,101,438
LIFE SCIENCES TOOLS & SERVICES — 0.09%
Agilent Technologies Inc.
3.88%, 07/15/23	(Call 04/15/23)	1,850	1,871,759
5.50%, 09/14/15		1,000	1,061,628
Bio-Rad Laboratories Inc.
4.88%, 12/15/20		1,600	1,688,421
Life Technologies Corp.
5.00%, 01/15/21	(Call 10/15/20)	650	728,574
PerkinElmer Inc.
5.00%, 11/15/21	(Call 08/15/21)	500	540,530
Thermo Fisher Scientific Inc.
2.40%, 02/01/19		125	126,718
3.20%, 03/01/16		3,050	3,178,114
3.60%, 08/15/21	(Call 05/15/21)[b]	4,050	4,225,283
4.50%, 03/01/21[b]		1,350	1,483,400

			14,904,427
MACHINERY — 0.19%
Caterpillar Inc.
2.60%, 06/26/22	(Call 03/26/22)	2,250	2,195,669
3.40%, 05/15/24	(Call 02/15/24)	550	561,048
3.90%, 05/27/21		1,700	1,842,873
4.30%, 05/15/44	(Call 11/15/43)	670	675,293
5.20%, 05/27/41		3,250	3,713,020
Crane Co.
4.45%, 12/15/23	(Call 09/15/23)	1,000	1,057,869
Cummins Inc.
3.65%, 10/01/23	(Call 07/01/23)	2,000	2,083,572
Deere & Co.
3.90%, 06/09/42	(Call 12/09/41)	1,500	1,430,432
Dover Corp.
4.30%, 03/01/21	(Call 12/01/20)	2,100	2,304,567
5.38%, 03/01/41	(Call 12/01/40)[b]	900	1,069,265

Security		Principal (000s)	Value

Flowserve Corp.
4.00%, 11/15/23	(Call 08/15/23)	$2,000	$2,021,846
Illinois Tool Works Inc.
3.38%, 09/15/21	(Call 06/15/21)	1,300	1,358,611
3.50%, 03/01/24	(Call 12/01/23)	1,500	1,541,784
4.88%, 09/15/41	(Call 03/15/41)	1,550	1,677,257
Joy Global Inc.
5.13%, 10/15/21[b]		250	273,837
Pentair Inc.
5.00%, 05/15/21	(Call 02/15/21)	500	553,332
Snap-On Inc.
4.25%, 01/15/18		450	482,123
Stanley Black & Decker Inc.
3.40%, 12/01/21	(Call 09/01/21)	700	722,378
5.20%, 09/01/40		3,450	3,846,639
Xylem Inc.
3.55%, 09/20/16		2,900	3,058,486

			32,469,901
MEDIA — 1.00%
21st Century Fox America Inc.
3.00%, 09/15/22		200	197,703
4.00%, 10/01/23[b]		1,000	1,047,756
5.40%, 10/01/43		1,000	1,124,109
6.20%, 12/15/34		8,482	10,346,473
6.40%, 12/15/35		400	501,392
6.65%, 11/15/37		450	573,705
6.90%, 03/01/19		1,100	1,335,311
CBS Corp.
7.88%, 07/30/30		4,218	5,663,015
Comcast Corp.
3.60%, 03/01/24[b]		2,750	2,839,503
4.25%, 01/15/33		5,500	5,640,840
4.65%, 07/15/42		2,000	2,085,908
4.75%, 03/01/44		1,425	1,506,583
5.15%, 03/01/20		10,150	11,664,685
6.45%, 03/15/37		4,218	5,387,768
6.55%, 07/01/39		100	130,044
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16		2,500	2,617,126
4.45%, 04/01/24	(Call 01/01/24)	1,000	1,059,352
5.00%, 03/01/21		3,750	4,178,811
5.20%, 03/15/20		3,925	4,445,479
6.38%, 03/01/41		3,500	4,239,275
Discovery Communications LLC
4.38%, 06/15/21		2,150	2,328,056
4.95%, 05/15/42		3,067	3,155,278
5.05%, 06/01/20[b]		2,100	2,376,799
Grupo Televisa SAB de CV
6.63%, 01/15/40		2,000	2,432,496
Interpublic Group of Companies Inc. (The)
4.20%, 04/15/24		900	927,996
NBCUniversal Media LLC
2.88%, 04/01/16		4,150	4,318,899
4.38%, 04/01/21		2,750	3,034,119
5.95%, 04/01/41		2,600	3,191,928
Omnicom Group Inc.
3.63%, 05/01/22[b]		3,765	3,834,261
4.45%, 08/15/20		500	542,855
Scripps Networks Interactive Inc.
2.70%, 12/15/16		2,400	2,499,672

69

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2014

Security		Principal (000s)	Value

TCI Communications Inc.
7.13%, 02/15/28		$750	$985,262
Thomson Reuters Corp.
3.95%, 09/30/21	(Call 06/30/21)	2,000	2,093,306
4.30%, 11/23/23	(Call 08/23/23)	1,175	1,228,960
4.50%, 05/23/43	(Call 11/23/42)[b]	1,000	939,532
6.50%, 07/15/18		500	589,486
Time Warner Cable Inc.
4.00%, 09/01/21	(Call 06/01/21)[b]	7,190	7,707,481
4.50%, 09/15/42	(Call 03/15/42)	2,000	1,952,162
5.00%, 02/01/20		500	563,147
6.55%, 05/01/37		5,043	6,243,075
6.75%, 06/15/39		1,000	1,273,287
8.25%, 04/01/19		2,810	3,576,631
Time Warner Inc.
2.10%, 06/01/19		1,000	1,002,421
3.55%, 06/01/24	(Call 03/01/24)	500	502,961
4.00%, 01/15/22[b]		7,350	7,766,053
4.65%, 06/01/44	(Call 12/01/43)	1,000	1,001,188
4.75%, 03/29/21		500	558,279
6.25%, 03/29/41		3,000	3,682,174
7.70%, 05/01/32		5,857	8,196,823
Viacom Inc.
2.50%, 12/15/16		1,600	1,659,268
3.88%, 04/01/24	(Call 01/01/24)[b]	2,700	2,764,457
4.25%, 09/01/23	(Call 06/01/23)	2,750	2,904,077
4.50%, 03/01/21		1,750	1,911,696
4.50%, 02/27/42		2,500	2,399,380
5.25%, 04/01/44	(Call 10/01/43)	1,475	1,563,652
5.85%, 09/01/43	(Call 03/01/43)	375	428,800
Walt Disney Co. (The)
0.88%, 05/30/17		1,000	998,704
1.35%, 08/16/16		2,000	2,029,835
2.35%, 12/01/22[b]		2,750	2,629,125
3.70%, 12/01/42		1,500	1,399,087
3.75%, 06/01/21		1,850	1,988,040
Series E
4.13%, 12/01/41		1,000	1,002,046
WPP Finance 2010
3.63%, 09/07/22[b]		1,000	1,010,434
4.75%, 11/21/21		1,200	1,313,708

			171,091,734
METALS & MINING — 0.54%
Barrick Gold Corp.
3.85%, 04/01/22[b]		1,000	969,767
Barrick North America Finance LLC
4.40%, 05/30/21		4,100	4,179,627
5.70%, 05/30/41		4,100	4,043,021
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39		500	506,361
BHP Billiton Finance (USA) Ltd.
1.63%, 02/24/17		3,000	3,059,423
2.05%, 09/30/18		675	685,135
2.88%, 02/24/22		1,750	1,751,990
3.25%, 11/21/21		3,000	3,096,958
4.13%, 02/24/42		2,000	1,936,420
5.00%, 09/30/43[b]		1,925	2,106,569
6.50%, 04/01/19		100	121,047
Cliffs Natural Resources Inc.
4.80%, 10/01/20[b]		2,500	2,465,149
Freeport-McMoRan Copper & Gold Inc.

Security		Principal (000s)	Value

3.10%, 03/15/20		$2,000	$2,004,288
3.55%, 03/01/22	(Call 12/01/21)	500	491,717
3.88%, 03/15/23	(Call 12/15/22)	2,700	2,673,465
5.45%, 03/15/43	(Call 09/15/42)	6,000	6,164,071
Newmont Mining Corp.
3.50%, 03/15/22	(Call 12/15/21)	1,800	1,696,544
5.88%, 04/01/35		250	247,680
6.25%, 10/01/39		2,200	2,255,708
Nucor Corp.
4.00%, 08/01/23	(Call 05/01/23)[b]	2,450	2,537,769
5.85%, 06/01/18		3,785	4,356,871
Reliance Steel & Aluminum Co.
4.50%, 04/15/23	(Call 01/15/23)	1,000	1,031,140
Rio Tinto Finance (USA) Ltd.
2.25%, 09/20/16		850	876,321
3.75%, 09/20/21		1,800	1,894,151
5.20%, 11/02/40		2,300	2,490,263
9.00%, 05/01/19		7,085	9,326,518
Rio Tinto Finance (USA) PLC
2.25%, 12/14/18	(Call 11/14/18)	1,000	1,014,504
4.13%, 08/21/42	(Call 02/21/42)[b]	1,000	933,903
Southern Copper Corp.
3.50%, 11/08/22[b]		950	927,399
6.75%, 04/16/40		3,000	3,259,085
7.50%, 07/27/35		1,500	1,750,981
Teck Resources Ltd.
2.50%, 02/01/18[b]		2,155	2,188,386
3.15%, 01/15/17		233	243,037
4.75%, 01/15/22	(Call 10/15/21)[b]	2,700	2,812,760
5.20%, 03/01/42	(Call 09/01/41)	2,500	2,392,812
Vale Overseas Ltd.
4.38%, 01/11/22[b]		2,050	2,105,612
6.88%, 11/21/36		9,618	10,683,826
6.88%, 11/10/39		1,000	1,115,835

			92,396,113
MULTI-UTILITIES — 0.36%
Ameren Illinois Co.
2.70%, 09/01/22	(Call 06/01/22)	3,750	3,703,880
6.13%, 11/15/17		1,100	1,276,785
CMS Energy Corp.
3.88%, 03/01/24	(Call 12/01/23)	500	518,801
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43	(Call 09/01/42)	5,250	5,004,413
6.65%, 04/01/19		850	1,024,724
7.13%, 12/01/18		1,602	1,942,201
Series 05-A
5.30%, 03/01/35		500	580,008
Series 06-A
5.85%, 03/15/36		175	211,634
Series 08-B
6.75%, 04/01/38		1,000	1,338,857
Consumers Energy Co.
2.85%, 05/15/22	(Call 02/15/22)	4,500	4,522,347
3.38%, 08/15/23	(Call 05/15/23)	1,050	1,081,704
3.95%, 05/15/43	(Call 11/15/42)	500	486,313
Dominion Resources Inc.
1.25%, 03/15/17		500	500,422
Series A
1.40%, 09/15/17		3,200	3,198,037
Series C
4.05%, 09/15/42	(Call 03/15/42)	4,500	4,210,000

70

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2014

Security		Principal (000s)	Value

5.15%, 07/15/15		$10,783	$11,326,068
DTE Energy Co.
3.85%, 12/01/23	(Call 09/01/23)	2,000	2,080,954
Series C
3.50%, 06/01/24	(Call 03/01/24)	500	506,687
Integrys Energy Group Inc.
4.17%, 11/01/20		850	914,902
Public Service Electric & Gas Co.
2.38%, 05/15/23	(Call 02/15/23)	1,750	1,666,223
3.65%, 09/01/42	(Call 03/01/42)	2,100	1,948,457
Series I
4.00%, 06/01/44	(Call 12/01/43)	2,000	1,968,204
Puget Sound Energy Inc.
4.43%, 11/15/41	(Call 05/15/41)	3,000	3,156,190
San Diego Gas & Electric Co.
3.95%, 11/15/41		2,000	1,956,454
6.00%, 06/01/39		500	644,686
SCANA Corp.
4.75%, 05/15/21	(Call 02/15/21)	200	217,597
6.25%, 04/01/20		3,000	3,511,277
Sempra Energy
2.30%, 04/01/17		200	205,494
6.50%, 06/01/16		2,452	2,716,404

			62,419,723
MULTILINE RETAIL — 0.14%
Kohl’s Corp.
4.00%, 11/01/21	(Call 08/01/21)[b]	300	313,150
4.75%, 12/15/23	(Call 09/15/23)	2,250	2,405,466
6.88%, 12/15/37		500	612,741
Macy’s Retail Holdings Inc.
3.63%, 06/01/24	(Call 03/01/24)	2,000	2,002,780
5.90%, 12/01/16		2,700	3,019,558
6.38%, 03/15/37		1,900	2,356,640
Nordstrom Inc.
4.00%, 10/15/21	(Call 07/15/21)	1,800	1,919,645
4.75%, 05/01/20		1,100	1,219,428
Target Corp.
2.90%, 01/15/22		1,500	1,506,292
7.00%, 01/15/38		6,032	8,133,216

			23,488,916
OFFICE ELECTRONICS — 0.06%
Pitney Bowes Inc.
4.75%, 05/15/18		2,613	2,832,192
Xerox Corp.
2.95%, 03/15/17		800	834,484
4.50%, 05/15/21		2,500	2,691,800
6.35%, 05/15/18		2,620	3,050,389

			9,408,865
OIL, GAS & CONSUMABLE FUELS — 1.93%
Anadarko Petroleum Corp.
5.95%, 09/15/16		4,832	5,373,198
6.45%, 09/15/36		4,300	5,399,660
Apache Corp.
1.75%, 04/15/17		2,000	2,039,559
3.25%, 04/15/22	(Call 01/15/22)	3,650	3,754,920

Security		Principal (000s)	Value

4.75%, 04/15/43	(Call 10/15/42)	$3,000	$3,132,918
6.00%, 01/15/37		1,000	1,207,847
Boardwalk Pipelines Partners LP
3.38%, 02/01/23	(Call 11/01/22)[b]	3,500	3,206,093
5.75%, 09/15/19		500	547,320
British Transco Finance Inc.
6.63%, 06/01/18		2,250	2,653,942
Buckeye Partners LP
2.65%, 11/15/18	(Call 10/15/18)	1,650	1,659,599
4.15%, 07/01/23	(Call 04/01/23)	3,475	3,581,859
Canadian Natural Resources Ltd.
3.45%, 11/15/21	(Call 08/15/21)	120	124,201
3.80%, 04/15/24		1,275	1,320,857
5.70%, 05/15/17		3,918	4,407,845
6.00%, 08/15/16		250	277,846
6.50%, 02/15/37		500	632,733
Cenovus Energy Inc.
3.00%, 08/15/22	(Call 05/15/22)	1,250	1,225,126
5.70%, 10/15/19		5,000	5,810,763
Chevron Corp.
1.72%, 06/24/18	(Call 05/24/18)	3,000	3,032,298
2.36%, 12/05/22	(Call 09/05/22)	2,500	2,398,227
2.43%, 06/24/20	(Call 05/24/20)	3,000	3,033,129
3.19%, 06/24/23	(Call 03/24/23)	2,000	2,029,702
ConocoPhillips
5.75%, 02/01/19		1,500	1,758,976
5.90%, 10/15/32		11,442	14,195,568
6.95%, 04/15/29		1,625	2,234,307
Continental Resources Inc.
3.80%, 06/01/24	(Call 03/01/24)[b,c]	360	365,046
4.50%, 04/15/23	(Call 01/15/23)	3,750	4,016,031
4.90%, 06/01/44	(Call 12/01/43)[c]	235	243,120
DCP Midstream Operating LP
4.95%, 04/01/22	(Call 01/01/22)[b]	1,800	1,974,000
5.60%, 04/01/44	(Call 10/01/43)	275	304,642
Devon Energy Corp.
4.00%, 07/15/21	(Call 04/15/21)[b]	3,650	3,884,933
4.75%, 05/15/42	(Call 11/15/41)	1,000	1,030,754
5.60%, 07/15/41	(Call 01/15/41)	900	1,033,885
6.30%, 01/15/19		5,050	5,957,834
El Paso Pipeline Partners Operating Co. LLC
4.30%, 05/01/24	(Call 02/01/24)[b]	1,000	1,012,797
5.00%, 10/01/21	(Call 07/01/21)	1,000	1,089,573
Enbridge Energy Partners LP
4.20%, 09/15/21	(Call 06/15/21)[b]	1,900	2,014,196
5.50%, 09/15/40	(Call 03/15/40)	250	267,889
Series B
7.50%, 04/15/38		330	438,455
Enbridge Inc.
3.50%, 06/10/24	(Call 03/10/24)	1,800	1,795,748
4.50%, 06/10/44	(Call 12/10/43)	590	586,865
Encana Corp.
5.90%, 12/01/17		2,880	3,292,601
6.50%, 02/01/38		2,000	2,503,196
Energy Transfer Partners LP
3.60%, 02/01/23	(Call 11/01/22)	250	246,725
4.15%, 10/01/20	(Call 08/01/20)[b]	1,675	1,781,851
6.50%, 02/01/42	(Call 08/01/41)	4,000	4,717,355
7.60%, 02/01/24	(Call 11/01/23)	3,000	3,813,878
9.70%, 03/15/19		2,362	3,061,778
Enterprise Products Operating LLC
3.35%, 03/15/23	(Call 12/15/22)	6,900	6,900,738
3.90%, 02/15/24	(Call 11/15/23)[b]	950	978,953
4.85%, 08/15/42	(Call 02/15/42)	4,250	4,399,906

71

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2014

Security		Principal (000s)	Value

5.10%, 02/15/45	(Call 08/15/44)	$4,450	$4,763,440
EOG Resources Inc.
2.45%, 04/01/20	(Call 03/01/20)	750	759,711
2.50%, 02/01/16		1,500	1,542,928
2.63%, 03/15/23	(Call 12/15/22)	1,200	1,160,178
4.10%, 02/01/21		1,650	1,797,580
EQT Corp.
4.88%, 11/15/21		2,900	3,130,372
Exxon Mobil Corp.
1.82%, 03/15/19	(Call 02/15/19)	1,500	1,504,058
3.18%, 03/15/24	(Call 12/15/23)	1,500	1,535,774
Hess Corp.
5.60%, 02/15/41[b]		4,800	5,507,032
Husky Energy Inc.
3.95%, 04/15/22	(Call 01/15/22)	125	132,093
4.00%, 04/15/24	(Call 01/15/24)	300	312,947
7.25%, 12/15/19		3,350	4,166,543
Kinder Morgan Energy Partners LP
3.50%, 03/01/21	(Call 01/01/21)	500	505,920
3.50%, 09/01/23	(Call 06/01/23)	2,050	1,980,843
4.15%, 02/01/24	(Call 11/01/23)[b]	3,250	3,286,501
5.95%, 02/15/18		800	914,488
6.85%, 02/15/20		400	479,979
6.95%, 01/15/38[b]		7,322	8,958,212
Kinder Morgan, Inc.
7.13%, 04/01/21	(Call 04/01/16)	1,750	1,986,250
Magellan Midstream Partners LP
4.20%, 12/01/42	(Call 06/01/42)	400	378,224
4.25%, 02/01/21		2,000	2,167,819
Marathon Oil Corp.
2.80%, 11/01/22	(Call 08/01/22)	2,000	1,932,992
6.00%, 10/01/17		2,198	2,515,358
Marathon Petroleum Corp.
3.50%, 03/01/16		150	156,920
5.13%, 03/01/21		1,100	1,248,428
6.50%, 03/01/41	(Call 09/01/40)	1,700	2,118,948
Murphy Oil Corp.
3.70%, 12/01/22	(Call 09/01/22)	2,300	2,277,142
4.00%, 06/01/22	(Call 03/01/22)	500	507,410
5.13%, 12/01/42	(Call 06/01/42)[b]	1,000	976,930
Noble Energy Inc.
4.15%, 12/15/21	(Call 09/15/21)	1,500	1,607,328
6.00%, 03/01/41	(Call 09/01/40)	1,300	1,550,480
Occidental Petroleum Corp.
1.75%, 02/15/17		200	204,052
2.50%, 02/01/16		1,000	1,032,333
3.13%, 02/15/22	(Call 11/15/21)	4,225	4,291,675
Series 1
4.10%, 02/01/21	(Call 11/01/20)	1,000	1,090,090
ONEOK Partners LP
2.00%, 10/01/17	(Call 07/01/17)	1,150	1,168,344
3.20%, 09/15/18	(Call 08/15/18)	2,975	3,117,209
6.13%, 02/01/41	(Call 08/01/40)	2,250	2,649,181
Phillips 66
2.95%, 05/01/17		1,700	1,784,060
4.30%, 04/01/22		1,500	1,623,399
5.88%, 05/01/42		2,000	2,415,549
Pioneer Natural Resources Co.
3.95%, 07/15/22	(Call 04/15/22)	3,350	3,493,238
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 02/01/21	(Call 11/01/20)	4,975	5,589,463
5.15%, 06/01/42	(Call 12/01/41)	1,050	1,123,779
6.65%, 01/15/37		400	505,135

Security		Principal (000s)	Value

8.75%, 05/01/19		$250	$323,756
Plains Exploration & Production Co.
6.75%, 02/01/22	(Call 02/01/17)	2,000	2,242,500
Schlumberger Investment SA
3.65%, 12/01/23	(Call 09/01/23)[b]	450	468,014
Shell International Finance BV
0.90%, 11/15/16		3,000	3,012,515
1.13%, 08/21/17		1,000	1,000,502
2.00%, 11/15/18		3,850	3,914,501
4.30%, 09/22/19		4,450	4,965,593
4.55%, 08/12/43		2,000	2,119,644
6.38%, 12/15/38		2,501	3,313,963
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21	(Call 03/15/21)	2,865	3,071,895
Southwestern Energy Co.
4.10%, 03/15/22	(Call 12/15/21)	1,800	1,891,949
Spectra Energy Capital LLC
3.30%, 03/15/23	(Call 12/15/22)[b]	2,500	2,387,729
Spectra Energy Partners LP
2.95%, 09/25/18	(Call 08/25/18)	1,250	1,300,093
4.60%, 06/15/21	(Call 03/15/21)	700	765,732
Suncor Energy Inc.
6.10%, 06/01/18		1,451	1,688,396
6.50%, 06/15/38		4,720	6,062,951
6.85%, 06/01/39		1,226	1,641,680
Sunoco Logistics Partners Operations LP
6.10%, 02/15/42		500	571,056
Talisman Energy Inc.
3.75%, 02/01/21	(Call 11/01/20)[b]	2,450	2,519,264
7.75%, 06/01/19		2,500	3,098,857
TC Pipelines LP
4.65%, 06/15/21	(Call 03/15/21)	550	585,951
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17		1,800	2,102,876
Total Capital International SA
0.75%, 01/25/16		1,350	1,356,911
2.70%, 01/25/23		2,000	1,942,906
2.88%, 02/17/22		1,250	1,247,983
3.75%, 04/10/24		2,050	2,137,686
Total Capital SA
2.13%, 08/10/18		3,000	3,066,184
2.30%, 03/15/16		1,500	1,548,340
4.45%, 06/24/20		5,000	5,587,504
TransCanada PipeLines Ltd.
0.75%, 01/15/16		1,725	1,729,496
2.50%, 08/01/22		250	239,803
3.75%, 10/16/23	(Call 07/16/23)[b]	1,750	1,803,290
3.80%, 10/01/20		1,000	1,069,101
4.63%, 03/01/34	(Call 12/01/33)	1,875	1,977,096
5.85%, 03/15/36		500	600,704
6.10%, 06/01/40		2,000	2,483,075
6.50%, 08/15/18		250	297,280
7.13%, 01/15/19		1,778	2,177,568
7.63%, 01/15/39		1,524	2,198,279
Valero Energy Corp.
9.38%, 03/15/19[b]		4,270	5,614,328
Western Gas Partners LP
4.00%, 07/01/22	(Call 04/01/22)	3,750	3,885,822
Williams Companies Inc. (The)
7.88%, 09/01/21		1,850	2,266,028
8.75%, 03/15/32		1,019	1,289,723
Williams Partners LP
4.00%, 11/15/21	(Call 08/15/21)	350	364,734

72

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2014

Security		Principal (000s)	Value

4.13%, 11/15/20	(Call 08/15/20)	$1,450	$1,530,934
4.30%, 03/04/24	(Call 12/04/23)[b]	1,500	1,553,523
5.25%, 03/15/20		500	557,699
5.80%, 11/15/43	(Call 05/15/43)	100	112,625
6.30%, 04/15/40		2,850	3,378,469
7.25%, 02/01/17		2,300	2,639,872
XTO Energy Inc.
5.50%, 06/15/18		2,200	2,520,450

			330,928,407
PAPER & FOREST PRODUCTS — 0.05%
Domtar Corp.
4.40%, 04/01/22	(Call 01/01/22)	1,100	1,137,396
International Paper Co.
6.00%, 11/15/41	(Call 05/15/41)	1,500	1,798,197
7.95%, 06/15/18		4,520	5,546,865

			8,482,458
PERSONAL PRODUCTS — 0.02%
Avon Products Inc.
4.60%, 03/15/20[b]		1,000	1,027,618
5.00%, 03/15/23[b]		1,850	1,868,458
5.75%, 03/01/18		250	272,727
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22		550	521,912

			3,690,715
PHARMACEUTICALS — 0.79%
AbbVie Inc.
1.75%, 11/06/17		3,000	3,029,100
2.00%, 11/06/18		3,150	3,176,862
2.90%, 11/06/22		3,000	2,945,214
4.40%, 11/06/42		3,325	3,339,698
Actavis Inc.
1.88%, 10/01/17[b]		1,100	1,110,882
4.63%, 10/01/42	(Call 04/01/42)	2,000	1,975,748
6.13%, 08/15/19		850	992,759
Allergan Inc.
3.38%, 09/15/20		3,200	3,193,819
AstraZeneca PLC
4.00%, 09/18/42		500	479,311
6.45%, 09/15/37		5,393	6,990,971
Bristol-Myers Squibb Co.
0.88%, 08/01/17		1,400	1,389,399
2.00%, 08/01/22		2,250	2,105,510
3.25%, 11/01/23		1,750	1,762,976
3.25%, 08/01/42		1,250	1,054,442
5.88%, 11/15/36		2,040	2,515,736
Eli Lilly and Co.
1.95%, 03/15/19[b]		1,475	1,479,092
5.55%, 03/15/37		2,168	2,593,555
6.77%, 01/01/36		500	672,310
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16		1,000	1,003,246
5.65%, 05/15/18		3,709	4,278,084
6.38%, 05/15/38[b]		3,000	3,896,998
GlaxoSmithKline Capital PLC
2.85%, 05/08/22		5,750	5,706,237
Johnson & Johnson

Security		Principal (000s)	Value

1.65%, 12/05/18		$1,950	$1,963,667
2.15%, 05/15/16		1,000	1,034,288
3.38%, 12/05/23[b]		1,250	1,308,782
3.55%, 05/15/21		1,300	1,391,950
5.55%, 08/15/17		2,550	2,922,146
5.95%, 08/15/37		2,650	3,396,837
Merck & Co. Inc.
1.10%, 01/31/18[b]		250	245,842
1.30%, 05/18/18		1,000	991,995
2.80%, 05/18/23		1,000	977,581
4.15%, 05/18/43[b]		3,000	2,949,015
5.00%, 06/30/19		5,968	6,826,033
5.85%, 06/30/39		500	626,924
6.00%, 09/15/17		250	286,667
6.55%, 09/15/37		3,250	4,375,979
Novartis Capital Corp.
2.40%, 09/21/22		2,000	1,925,450
3.40%, 05/06/24		2,000	2,040,927
4.40%, 05/06/44		2,000	2,066,864
Novartis Securities Investment Ltd.
5.13%, 02/10/19		3,310	3,793,500
Perrigo Co. PLC
4.00%, 11/15/23	(Call 08/15/23)[b,c]	2,380	2,424,490
Pfizer Inc.
1.10%, 05/15/17		1,000	1,003,808
1.50%, 06/15/18		5,400	5,387,614
3.40%, 05/15/24		1,000	1,017,085
4.30%, 06/15/43		5,000	5,039,303
6.20%, 03/15/19		5,020	5,963,252
7.20%, 03/15/39		1,000	1,409,837
Sanofi
1.25%, 04/10/18[b]		2,400	2,373,234
2.63%, 03/29/16		500	519,229
4.00%, 03/29/21		1,600	1,738,414
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16		1,200	1,241,651
Series 2
3.65%, 11/10/21[b]		2,350	2,421,366
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15		410	420,010
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21		1,700	1,751,626
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[b]		2,250	2,210,366
Wyeth LLC
5.95%, 04/01/37		2,000	2,459,284
6.50%, 02/01/34		500	648,707
Zoetis Inc.
3.25%, 02/01/23	(Call 11/01/22)[b]	725	716,437
4.70%, 02/01/43	(Call 08/01/42)[b]	2,450	2,526,658

			136,088,767
PROFESSIONAL SERVICES — 0.02%
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22	(Call 09/01/22)[b]	1,000	1,027,010
Equifax Inc.
3.30%, 12/15/22	(Call 09/15/22)	1,750	1,714,440
Verisk Analytics Inc.
4.13%, 09/12/22		700	719,100

			3,460,550

73

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2014

Security		Principal (000s)	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.59%
American Tower Corp.
3.40%, 02/15/19		$2,250	$2,351,666
3.50%, 01/31/23		2,500	2,456,195
4.50%, 01/15/18		2,300	2,507,584
ARC Properties Operating Partnership LP/Clark Acquisition LLC
3.00%, 02/06/19	(Call 01/06/19)[c]	2,350	2,374,294
AvalonBay Communities Inc.
3.95%, 01/15/21	(Call 10/15/20)	1,700	1,819,721
Boston Properties LP
3.13%, 09/01/23	(Call 06/01/23)[b]	6,000	5,819,543
3.70%, 11/15/18	(Call 08/15/18)	1,000	1,071,233
3.80%, 02/01/24	(Call 11/01/23)	1,000	1,014,396
CBL & Associates LP
5.25%, 12/01/23	(Call 09/01/23)	2,000	2,111,314
Corporate Office Properties LP
3.70%, 06/15/21	(Call 04/15/21)	2,000	2,008,658
CubeSmart LP
4.38%, 12/15/23	(Call 09/15/23)	500	522,809
DDR Corp.
3.38%, 05/15/23	(Call 02/15/23)[b]	3,000	2,913,241
Digital Realty Trust LP
3.63%, 10/01/22	(Call 07/01/22)[b]	3,350	3,209,185
5.25%, 03/15/21	(Call 12/15/20)[b]	1,500	1,608,878
Duke Realty LP
3.88%, 10/15/22	(Call 07/15/22)	1,750	1,748,410
ERP Operating LP
4.75%, 07/15/20	(Call 04/15/20)	4,900	5,445,362
HCP Inc.
3.75%, 02/01/16		200	209,958
5.38%, 02/01/21	(Call 11/03/20)	3,125	3,559,892
5.63%, 05/01/17		325	365,906
Health Care REIT Inc.
3.63%, 03/15/16		200	207,513
4.13%, 04/01/19	(Call 01/01/19)	1,600	1,727,147
4.95%, 01/15/21	(Call 10/15/20)	2,200	2,431,286
5.13%, 03/15/43	(Call 09/15/42)[b]	850	911,363
6.50%, 03/15/41	(Call 09/15/40)	1,000	1,276,682
Healthcare Realty Trust Inc.
3.75%, 04/15/23	(Call 01/15/23)	500	494,103
5.75%, 01/15/21		1,100	1,231,448
Highwoods Realty LP
3.63%, 01/15/23	(Call 10/15/22)	1,500	1,485,361
Hospitality Properties Trust
5.00%, 08/15/22	(Call 02/15/22)	2,400	2,554,691
Host Hotels & Resorts LP Series D
3.75%, 10/15/23	(Call 07/15/23)	625	624,609
Kilroy Realty LP
4.80%, 07/15/18	(Call 05/15/18)	2,625	2,865,671
Liberty Property LP
4.75%, 10/01/20	(Call 07/01/20)	1,000	1,099,054
Mack-Cali Realty Corp.
7.75%, 08/15/19		2,000	2,412,911
National Retail Properties Inc.
5.50%, 07/15/21	(Call 04/15/21)	700	800,563
Omega Healthcare Investors Inc.
4.95%, 04/01/24	(Call 01/01/24)[c]	1,500	1,490,625
Plum Creek Timberlands LP
3.25%, 03/15/23	(Call 12/15/22)	1,625	1,551,868
4.70%, 03/15/21	(Call 12/15/20)	300	320,006

Security		Principal (000s)	Value

ProLogis LP
4.50%, 08/15/17		$1,800	$1,945,474
6.88%, 03/15/20	(Call 12/16/19)	1,400	1,678,332
Realty Income Corp.
4.65%, 08/01/23	(Call 05/01/23)	2,000	2,141,896
5.75%, 01/15/21	(Call 10/15/20)	75	86,281
Senior Housing Properties Trust
3.25%, 05/01/19	(Call 02/01/19)	1,000	1,020,058
4.75%, 05/01/24	(Call 11/01/23)	1,000	1,019,888
Simon Property Group LP
4.75%, 03/15/42	(Call 09/15/41)[b]	1,500	1,619,731
5.10%, 06/15/15		6,293	6,583,252
5.65%, 02/01/20	(Call 11/01/19)	4,100	4,812,001
UDR Inc.
4.25%, 06/01/18		1,550	1,676,673
4.63%, 01/10/22	(Call 10/10/21)	1,500	1,631,149
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15		750	776,605
4.25%, 03/01/22	(Call 12/01/21)	2,200	2,339,622
4.75%, 06/01/21	(Call 03/01/21)	500	551,900
Vornado Realty Trust
5.00%, 01/15/22	(Call 10/15/21)	500	541,491
Washington Real Estate Investment Trust
4.95%, 10/01/20	(Call 04/01/20)	500	540,432
Weyerhaeuser Co.
6.88%, 12/15/33		1,990	2,562,588
7.38%, 03/15/32		1,975	2,643,675

			100,774,194
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.00%
Regency Centers LP
3.75%, 06/15/24	(Call 03/15/24)	500	506,624

			506,624
ROAD & RAIL — 0.33%
Burlington Northern Santa Fe LLC
3.05%, 09/01/22	(Call 06/01/22)	1,650	1,651,371
3.85%, 09/01/23	(Call 06/01/23)	1,850	1,937,745
4.70%, 10/01/19		3,600	4,064,255
4.90%, 04/01/44	(Call 10/01/43)	3,225	3,448,683
6.15%, 05/01/37		3,403	4,216,018
Canadian National Railway Co.
2.25%, 11/15/22	(Call 08/15/22)	800	755,584
2.85%, 12/15/21	(Call 09/15/21)	950	958,872
5.55%, 03/01/19		3,600	4,174,688
Canadian Pacific Railway Co.
7.13%, 10/15/31		2,250	2,984,970
Con–way Inc.
6.70%, 05/01/34		1,000	1,117,775
CSX Corp.
6.00%, 10/01/36		5,832	7,072,320
6.22%, 04/30/40		100	125,393
JB Hunt Transport Services Inc.
3.85%, 03/15/24	(Call 12/15/23)	1,500	1,542,101
Norfolk Southern Corp.
3.00%, 04/01/22	(Call 01/01/22)	3,700	3,690,497
3.25%, 12/01/21	(Call 09/01/21)	2,000	2,051,039
4.84%, 10/01/41		3,907	4,188,062
Ryder System Inc.
2.50%, 03/01/17	(Call 02/01/17)	1,300	1,345,643

74

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2014

Security		Principal (000s)	Value

2.50%, 03/01/18	(Call 02/01/18)	$1,750	$1,799,629
3.50%, 06/01/17		700	744,550
3.60%, 03/01/16[b]		1,000	1,050,376
Union Pacific Corp.
3.75%, 03/15/24	(Call 12/15/23)[b]	1,650	1,736,733
4.00%, 02/01/21	(Call 11/01/20)[b]	2,250	2,454,776
4.25%, 04/15/43	(Call 10/15/42)	2,475	2,498,377
4.75%, 09/15/41	(Call 03/15/41)	1,000	1,087,460

			56,696,917
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.16%
Altera Corp.
2.50%, 11/15/18		1,500	1,522,903
Analog Devices Inc.
3.00%, 04/15/16[b]		650	670,022
Applied Materials Inc.
2.65%, 06/15/16		250	259,654
4.30%, 06/15/21		800	876,809
5.85%, 06/15/41		750	880,915
Broadcom Corp.
2.38%, 11/01/15		150	153,775
2.50%, 08/15/22[b]		2,500	2,359,240
2.70%, 11/01/18		900	922,320
Intel Corp.
1.35%, 12/15/17		2,800	2,805,889
1.95%, 10/01/16		950	977,695
2.70%, 12/15/22		2,750	2,704,930
3.30%, 10/01/21		7,150	7,439,247
Maxim Integrated Products Inc.
2.50%, 11/15/18		950	959,657
Texas Instruments Inc.
0.45%, 08/03/15		1,000	999,436
0.88%, 03/12/17		500	500,081
2.38%, 05/16/16		2,700	2,796,476
2.75%, 03/12/21	(Call 02/12/21)	150	150,746
Xilinx Inc.
2.13%, 03/15/19		225	224,653

			27,204,448
SOFTWARE — 0.27%
Autodesk Inc.
1.95%, 12/15/17		875	884,921
CA Inc.
4.50%, 08/15/23	(Call 05/15/23)	2,210	2,350,964
Intuit Inc.
5.75%, 03/15/17		1,707	1,924,643
Microsoft Corp.
2.38%, 05/01/23	(Call 02/01/23)[b]	1,200	1,152,800
3.50%, 11/15/42		1,500	1,360,770
3.63%, 12/15/23	(Call 09/15/23)[b]	3,125	3,298,430
4.00%, 02/08/21		1,750	1,931,280
4.20%, 06/01/19		3,010	3,349,561
4.50%, 10/01/40		3,600	3,787,128
5.20%, 06/01/39		2,750	3,219,129
Oracle Corp.
2.50%, 10/15/22		4,000	3,879,390
5.00%, 07/08/19		1,000	1,138,119
5.25%, 01/15/16		5,757	6,198,402
5.38%, 07/15/40		3,200	3,763,113
6.13%, 07/08/39		1,450	1,861,070

Security		Principal (000s)	Value

6.50%, 04/15/38		$3,250	$4,320,657
Symantec Corp.
2.75%, 06/15/17	(Call 05/15/17)	1,500	1,540,015

			45,960,392
SPECIALTY RETAIL — 0.22%
Advance Auto Parts Inc.
4.50%, 01/15/22	(Call 10/15/21)	250	265,986
4.50%, 12/01/23	(Call 09/01/23)	1,000	1,053,554
AutoZone Inc.
1.30%, 01/13/17		1,075	1,080,833
3.13%, 07/15/23	(Call 04/15/23)	1,000	970,285
3.70%, 04/15/22	(Call 01/15/22)	500	516,513
Gap Inc. (The)
5.95%, 04/12/21	(Call 01/12/21)	2,700	3,103,337
Home Depot Inc. (The)
3.75%, 02/15/24	(Call 11/15/23)	1,500	1,573,325
4.20%, 04/01/43	(Call 10/01/42)	3,300	3,254,995
5.40%, 03/01/16		3,112	3,375,719
5.88%, 12/16/36		2,250	2,764,715
5.95%, 04/01/41	(Call 10/01/40)	2,650	3,294,986
Lowe’s Companies Inc.
1.63%, 04/15/17	(Call 03/15/17)	1,750	1,780,541
3.75%, 04/15/21	(Call 01/15/21)	2,000	2,141,849
3.80%, 11/15/21	(Call 08/15/21)	650	697,507
5.13%, 11/15/41	(Call 05/15/41)	2,000	2,236,886
5.80%, 04/15/40	(Call 10/15/39)	2,000	2,417,499
O’Reilly Automotive Inc.
3.85%, 06/15/23	(Call 03/15/23)	1,750	1,788,293
4.63%, 09/15/21	(Call 06/15/21)	1,100	1,193,887
Staples Inc.
4.38%, 01/12/23	(Call 10/12/22)	3,000	2,982,194
TJX Companies Inc. (The)
2.50%, 05/15/23	(Call 02/15/23)	975	928,951
6.95%, 04/15/19		100	122,301

			37,544,156
TEXTILES, APPAREL & LUXURY GOODS — 0.03%
Cintas Corp. No. 2
2.85%, 06/01/16		650	668,028
NIKE Inc.
2.25%, 05/01/23	(Call 02/01/23)	3,350	3,165,224
VF Corp.
3.50%, 09/01/21	(Call 06/21/21)	400	418,905

			4,252,157
TOBACCO — 0.26%
Altria Group Inc.
4.50%, 05/02/43		3,000	2,876,925
4.75%, 05/05/21		3,450	3,823,208
5.38%, 01/31/44[b]		1,310	1,418,978
9.70%, 11/10/18		7,894	10,421,931
Lorillard Tobacco Co.
2.30%, 08/21/17[b]		1,650	1,685,123
3.50%, 08/04/16[b]		700	735,409
6.88%, 05/01/20[b]		1,100	1,309,191
7.00%, 08/04/41[b]		550	666,272
Philip Morris International Inc.
2.50%, 05/16/16		1,500	1,556,947

75

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2014

Security		Principal (000s)	Value

2.50%, 08/22/22		$2,800	$2,704,897
2.90%, 11/15/21		150	151,424
3.60%, 11/15/23[b]		555	571,239
4.13%, 05/17/21		2,500	2,706,825
4.38%, 11/15/41		2,000	1,997,577
4.50%, 03/20/42		1,000	1,018,719
5.65%, 05/16/18		2,476	2,856,160
6.38%, 05/16/38		2,000	2,538,581
Reynolds American Inc.
3.25%, 11/01/22		1,350	1,303,707
6.75%, 06/15/17		3,118	3,595,540

			43,938,653
TRADING COMPANIES & DISTRIBUTORS — 0.05%
Air Lease Corp.
3.38%, 01/15/19	(Call 12/15/18)[b]	4,145	4,244,336
3.88%, 04/01/21	(Call 03/01/21)[b]	500	507,607
GATX Corp.
2.50%, 03/15/19		755	755,706
2.50%, 07/30/19		750	748,596
3.50%, 07/15/16		1,000	1,047,650
4.85%, 06/01/21		600	663,307

			7,967,202
WIRELESS TELECOMMUNICATION SERVICES — 0.21%
America Movil SAB de CV
2.38%, 09/08/16		700	719,335
3.13%, 07/16/22		1,850	1,825,989
4.38%, 07/16/42[b]		2,750	2,573,529
5.00%, 03/30/20		7,000	7,879,515
6.13%, 03/30/40		1,250	1,482,686
Rogers Communications Inc.
5.45%, 10/01/43	(Call 04/01/43)	2,250	2,483,490
6.80%, 08/15/18		3,200	3,822,362
United States Cellular Corp.
6.70%, 12/15/33		500	506,938
Vodafone Group PLC
2.50%, 09/26/22		2,900	2,710,543
2.95%, 02/19/23		2,000	1,915,273
4.38%, 02/19/43[b]		4,000	3,752,570
5.63%, 02/27/17		5,807	6,494,018

			36,166,248

TOTAL CORPORATE BONDS & NOTES
(Cost: $3,842,159,345)			4,040,577,786
FOREIGN AGENCY OBLIGATIONS[f] — 2.19%

AUSTRIA — 0.03%
Oesterreichische Kontrollbank AG
1.13%, 05/29/18[b]		5,300	5,260,743

			5,260,743
BRAZIL — 0.21%
Banco do Brasil SA
3.88%, 10/10/22		400	373,520
Petrobras Global Finance BV
3.00%, 01/15/19[b]		5,000	4,892,205

Security	Principal (000s)	Value

4.38%, 05/20/23	$6,000	$5,728,108
6.25%, 03/17/24	750	798,622
7.25%, 03/17/44[b]	1,550	1,708,066
Petrobras International Finance Co.
3.50%, 02/06/17	3,000	3,077,321
3.88%, 01/27/16	2,900	2,986,221
5.38%, 01/27/21[b]	2,650	2,748,263
5.75%, 01/20/20	4,380	4,670,088
6.75%, 01/27/41[b]	5,750	5,965,659
7.88%, 03/15/19	3,048	3,560,911

		36,508,984
CANADA — 0.46%
British Columbia (Province of)
2.10%, 05/18/16[b]	3,000	3,098,701
2.65%, 09/22/21	2,000	2,042,062
CNOOC Nexen Finance 2014 ULC
4.88%, 04/30/44	2,500	2,576,934
Export Development Canada
0.75%, 12/15/17	6,000	5,933,373
Hydro-Quebec
2.00%, 06/30/16	6,450	6,646,610
Manitoba (Province of)
1.13%, 06/01/18[b]	9,650	9,561,683
Nexen Energy ULC
6.20%, 07/30/19	2,000	2,360,704
6.40%, 05/15/37	1,250	1,473,497
7.50%, 07/30/39	1,000	1,334,043
Ontario (Province of)
1.20%, 02/14/18[b]	2,500	2,490,431
2.00%, 09/27/18[b]	10,750	10,968,238
2.30%, 05/10/16	8,650	8,959,537
2.70%, 06/16/15	3,200	3,278,220
3.00%, 07/16/18	3,100	3,292,351
3.15%, 12/15/17[b]	3,000	3,201,480
4.40%, 04/14/20[b]	400	451,139
Quebec (Province of)
7.50%, 09/15/29	8,277	11,878,271

		79,547,274
CHINA — 0.02%
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	1,750	1,729,661
3.00%, 05/09/23	2,000	1,878,483

		3,608,144
COLOMBIA — 0.02%
Ecopetrol SA
7.38%, 09/18/43	3,000	3,660,000

		3,660,000
GERMANY — 0.59%
FMS Wertmanagement AoeR
1.13%, 10/14/16	5,000	5,060,695
KfW
0.00%, 04/18/36	3,000	1,426,861
0.50%, 09/30/15	6,250	6,267,976
0.88%, 09/05/17	13,950	13,913,710

76

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2014

Security	Principal (000s)	Value

1.25%, 02/15/17	$8,250	$8,361,836
1.88%, 04/01/19	2,500	2,533,307
2.00%, 10/04/22	2,750	2,653,890
2.13%, 01/17/23	12,750	12,375,052
2.63%, 02/16/16	5,500	5,712,922
2.63%, 01/25/22	6,800	6,937,320
2.75%, 09/08/20[b]	11,150	11,633,151
4.88%, 06/17/19	6,020	6,950,735
Series G
4.38%, 03/15/18	5,215	5,819,712
Landwirtschaftliche Rentenbank
5.00%, 11/08/16	6,682	7,384,167
5.13%, 02/01/17	3,000	3,345,932

		100,377,266
JAPAN — 0.11%
Japan Bank for International Cooperation
1.75%, 07/31/18	8,600	8,692,532
Japan Finance Corp.
2.13%, 02/07/19[b]	5,000	5,095,761
2.50%, 05/18/16	4,400	4,572,864

		18,361,157
MEXICO — 0.19%
Petroleos Mexicanos
3.50%, 01/30/23	5,250	5,066,250
4.88%, 01/24/22	2,800	3,003,000
5.50%, 01/21/21	500	556,250
5.75%, 03/01/18	5,020	5,597,300
6.50%, 06/02/41[b]	8,375	9,694,063
6.63%, 06/15/35	2,750	3,203,750
8.00%, 05/03/19[b]	4,520	5,559,600

		32,680,213
NORWAY — 0.09%
Statoil ASA
1.80%, 11/23/16	1,000	1,024,777
2.45%, 01/17/23	250	240,200
3.70%, 03/01/24[b]	1,000	1,045,988
4.80%, 11/08/43	2,000	2,204,301
5.10%, 08/17/40	1,500	1,707,364
5.25%, 04/15/19	8,000	9,197,591

		15,420,221
SOUTH KOREA — 0.11%
Export-Import Bank of Korea (The)
1.75%, 02/27/18	5,000	4,985,814
2.88%, 09/17/18	4,000	4,135,163
5.00%, 04/11/22	250	284,622
Korea Development Bank (The)
1.50%, 01/22/18	1,300	1,285,008
3.25%, 03/09/16	3,500	3,639,027
3.50%, 08/22/17	3,300	3,490,595
Korea Finance Corp.
4.63%, 11/16/21	1,500	1,655,662

		19,475,891

Security		Principal (000s)	Value

SUPRANATIONAL — 0.31%
Asian Development Bank
0.50%, 06/20/16		$4,200	$4,206,054
1.38%, 03/23/20		4,500	4,376,341
1.75%, 03/21/19		2,150	2,171,093
2.50%, 03/15/16		3,750	3,893,038
6.22%, 08/15/27		4,000	5,349,882
Inter-American Development Bank
0.88%, 03/15/18		4,250	4,199,653
1.38%, 10/18/16		5,000	5,095,132
1.38%, 07/15/20		2,200	2,129,927
2.13%, 11/09/20		6,250	6,293,226
2.25%, 07/15/15		6,500	6,647,270
3.88%, 10/28/41		3,000	3,026,082
Series E
3.88%, 09/17/19[b]		5,000	5,540,286

			52,927,984
SWEDEN — 0.05%
Svensk Exportkredit AB
0.63%, 05/31/16		1,767	1,771,747
1.13%, 04/05/18		6,000	5,948,261

			7,720,008

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $364,861,136)			375,547,885

FOREIGN GOVERNMENT OBLIGATIONS[f] — 1.48%

BRAZIL — 0.23%
Brazil (Federative Republic of)
2.63%, 01/05/23[b]		4,000	3,720,000
4.25%, 01/07/25		3,340	3,390,100
4.88%, 01/22/21[b]		4,200	4,609,500
5.88%, 01/15/19[b]		2,760	3,156,060
7.13%, 01/20/37[b]		7,592	9,691,188
8.00%, 01/15/18[b]		5,283	5,917,085
10.13%, 05/15/27		3,750	5,962,500
11.00%, 08/17/40	(Call 08/17/15)	2,600	2,925,000

			39,371,433
CANADA — 0.03%
Canada (Government of)
0.88%, 02/14/17		5,150	5,177,263

			5,177,263
CHILE — 0.03%
Chile (Republic of)
3.25%, 09/14/21		4,550	4,656,925
3.63%, 10/30/42		150	130,500
3.88%, 08/05/20[b]		500	539,250

			5,326,675
COLOMBIA — 0.12%
Colombia (Republic of)

77

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2014

Security	Principal (000s)	Value

4.38%, 07/12/21[b]	$5,700	$6,141,750
6.13%, 01/18/41[b]	3,000	3,562,500
7.38%, 01/27/17	2,500	2,875,000
7.38%, 03/18/19	2,000	2,450,000
7.38%, 09/18/37[b]	4,000	5,430,000

		20,459,250
ISRAEL — 0.03%
Israel (State of)
4.50%, 01/30/43[b]	2,000	1,940,000
5.13%, 03/26/19[b]	3,000	3,420,000

		5,360,000
ITALY — 0.10%
Italy (Republic of)
5.25%, 09/20/16	10,242	11,217,854
6.88%, 09/27/23	5,000	6,310,013

		17,527,867
MEXICO — 0.24%
United Mexican States
3.63%, 03/15/22[b]	10,900	11,336,000
4.00%, 10/02/23[b]	1,000	1,050,000
4.75%, 03/08/44	9,500	9,595,000
5.13%, 01/15/20[b]	2,950	3,306,950
5.63%, 01/15/17[b]	4,352	4,837,248
6.05%, 01/11/40	1,200	1,452,000
6.75%, 09/27/34	7,918	10,194,425

		41,771,623
PANAMA — 0.04%
Panama (Republic of)
6.70%, 01/26/36[b]	5,100	6,273,000

		6,273,000
PERU — 0.07%
Peru (Republic of)
6.55%, 03/14/37	2,000	2,510,000
7.13%, 03/30/19[b]	4,955	6,069,875
8.75%, 11/21/33[b]	2,500	3,837,500

		12,417,375
PHILIPPINES — 0.15%
Philippines (Republic of the)
4.00%, 01/15/21	5,000	5,365,000
6.38%, 10/23/34[b]	11,225	14,550,406
6.50%, 01/20/20	1,000	1,196,250
8.38%, 06/17/19	3,000	3,821,250

		24,932,906
POLAND — 0.08%
Poland (Republic of)
3.88%, 07/16/15	2,650	2,747,997
4.00%, 01/22/24[b]	2,300	2,381,374
5.00%, 03/23/22	4,575	5,137,863

Security	Principal (000s)	Value

6.38%, 07/15/19	$3,000	$3,565,920

		13,833,154
SOUTH AFRICA — 0.05%
South Africa (Republic of)
5.50%, 03/09/20[b]	5,400	5,979,528
6.25%, 03/08/41[b]	2,000	2,334,480

		8,314,008
SOUTH KOREA — 0.02%
Korea (Republic of)
7.13%, 04/16/19	3,000	3,712,472

		3,712,472
TURKEY — 0.26%
Turkey (Republic of)
3.25%, 03/23/23[b]	10,000	9,238,800
4.88%, 04/16/43	12,000	11,370,000
6.25%, 09/26/22	8,000	9,077,920
6.75%, 04/03/18	10,000	11,341,701
7.25%, 03/05/38[b]	2,000	2,491,420

		43,519,841
URUGUAY — 0.03%
Uruguay (Republic of)
4.13%, 11/20/45	2,400	2,112,000
4.50%, 08/14/24[b]	3,150	3,370,500

		5,482,500

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $246,398,521)		253,479,367

MUNICIPAL DEBT OBLIGATIONS — 0.93%

ARIZONA — 0.00%
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues BAB
4.84%, 01/01/41	175	197,971

		197,971
CALIFORNIA — 0.32%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
6.26%, 04/01/49	850	1,159,119
6.91%, 10/01/50	300	427,536
Series S1
7.04%, 04/01/50	2,950	4,193,366
County of Sonoma RB Miscellaneous Revenue
Series A
6.00%, 12/01/29 (GTD)	2,000	2,198,960
East Bay Municipal Utility District RB Water Revenue BAB
Series B
5.87%, 06/01/40	4,000	5,055,640
Los Angeles Community College District GO BAB
6.75%, 08/01/49	2,000	2,865,820
Los Angeles County Public Works Financing Authority RB Lease Abatement BAB
7.62%, 08/01/40	900	1,201,194

78

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2014

Security		Principal (000s)	Value

Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue BAB
Series A
5.74%, 06/01/39		$815	$980,037
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
6.57%, 07/01/45		1,600	2,221,072
Series A
5.72%, 07/01/39		1,000	1,214,590
Los Angeles Department of Water & Power RB Water Revenue BAB
6.60%, 07/01/50		325	454,981
Los Angeles Unified School District GO BAB
5.75%, 07/01/34		1,000	1,220,100
6.76%, 07/01/34		1,250	1,678,325
Orange County Local Transportation Authority RB Sales Tax Revenue Series A
6.91%, 02/15/41		650	881,667
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.00%, 11/01/40		2,500	3,146,775
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32		925	1,106,725
State of California GO
5.95%, 04/01/16		7,127	7,804,279
State of California GO BAB
7.30%, 10/01/39		7,000	9,787,610
7.55%, 04/01/39		2,000	2,934,120
7.70%, 11/01/30	(Call11/01/20)	500	618,725
University of California Regents RB College & University Revenue BAB
5.77%, 05/15/43		1,000	1,212,930
5.95%, 05/15/45		900	1,116,243
University of California Regents RB Medical Center Pooled Revenue
6.55%, 05/15/48		500	655,025
University of California Regents RB Medical Center Pooled Revenue BAB Series F
6.58%, 05/15/49		1,000	1,310,690

			55,445,529
COLORADO — 0.01%
Denver City & County School District No. 1 COP Lease Appropriation Series B
4.24%, 12/15/37		600	586,512
Regional Transportation District RB Sales Tax Revenue BAB Series B
5.84%, 11/01/50		500	654,560

			1,241,072
CONNECTICUT — 0.01%
State of Connecticut GO Series A
5.85%, 03/15/32		1,500	1,843,620

			1,843,620
FLORIDA — 0.01%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue Series A
3.00%, 07/01/20		1,000	1,013,670

			1,013,670
GEORGIA — 0.01%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB

Security	Principal (000s)	Value

Project J, Series 2010A
6.64%, 04/01/57	$1,000	$1,211,840
Project M, Series 2010A
6.66%, 04/01/57	750	896,393
Project P, Series 2010A
7.06%, 04/01/57	300	340,770

		2,449,003
ILLINOIS — 0.11%
Chicago Board of Education GO Series C
6.32%, 11/01/29	500	543,560
Chicago Transit Authority RB Sales Tax Revenue Series A
6.90%, 12/01/40	2,000	2,474,960
City of Chicago GO Series C
7.78%, 01/01/35	400	496,464
City of Chicago RB Port Airport & Marina Revenue BAB Series B
6.40%, 01/01/40	500	619,305
City of Chicago RB Water Revenue BAB Series B
6.74%, 11/01/40	300	358,758
State of Illinois GO
5.10%, 06/01/33	9,233	9,343,057
5.37%, 03/01/17	2,500	2,745,075
5.88%, 03/01/19	2,450	2,770,240

		19,351,419
INDIANA — 0.01%
Indianapolis Local Public Improvement Bond Bank RB Miscellaneous Revenue BAB Series B-2
6.12%, 01/15/40	1,000	1,271,690

		1,271,690
MARYLAND — 0.01%
Maryland State Transportation Authority RB Transit Revenue BAB
5.89%, 07/01/43	1,500	1,902,390

		1,902,390
MASSACHUSETTS — 0.02%
Commonwealth of Massachusetts GO BAB
Series E
4.20%, 12/01/21	400	440,532
5.46%, 12/01/39	1,000	1,195,240
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue Series A
5.73%, 06/01/40	1,400	1,741,376

		3,377,148
MISSISSIPPI — 0.01%
State of Mississippi GO
5.25%, 11/01/34	1,000	1,153,000

		1,153,000

79

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2014

Security		Principal (000s)	Value

MISSOURI — 0.01%
Missouri Highway & Transportation Commission RB Highway Revenue Tolls BAB
5.45%, 05/01/33		$1,050	$1,223,796

			1,223,796
NEW JERSEY — 0.08%
New Jersey Economic Development Authority RB Lease Appropriation
Series B
0.00%, 02/15/21(AGM)		1,145	916,046
New Jersey Economic Development Authority RB Lease Revenue Series Q
1.10%, 06/15/16		400	399,536
New Jersey Economic Development Authority RB Lease Appropriation Series B
0.00%, 02/15/19(AGM)		500	441,135
New Jersey Economic Development Authority RB Miscellaneous Revenue Series A
7.43%, 02/15/29(NPFGC)		1,500	1,961,490
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB Series F
7.41%, 01/01/40		4,044	5,888,872
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
Series C
5.75%, 12/15/28		1,660	1,960,261
6.10%, 12/15/28	(Call12/15/20)	1,000	1,128,970
Rutgers — State University of New Jersey RB College & University Revenue BAB
5.67%, 05/01/40(GOI)		900	1,104,408

			13,800,718
NEW YORK — 0.16%
City of New York GO BAB Series C-1
5.52%, 10/01/37		1,000	1,166,380
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39		1,790	2,622,243
Series C-1
6.69%, 11/15/40		1,000	1,340,560
Series E
6.81%, 11/15/40		500	678,485
New York City Municipal Water Finance Authority RB Water Revenue
5.88%, 06/15/44		1,000	1,285,730
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.72%, 06/15/42		2,645	3,312,915
New York City Transitional Finance Authority RB Income Tax Revenue Series C-2
5.77%, 08/01/36		2,000	2,438,760
New York City Transitional Finance Authority RB Sales Tax Revenue BAB
5.51%, 08/01/37		1,000	1,205,150
New York State Dormitory Authority RB Income Tax Revenue BAB Series D
5.60%, 03/15/40		1,500	1,833,900
New York State Urban Development Corp. RB State Personal Income Tax BAB
5.77%, 03/15/39		940	1,132,991
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.93%, 10/01/51(GOI)		2,000	2,228,240
5.65%, 11/01/40(GOI)		3,805	4,570,033
Series 181

Security		Principal (000s)	Value

4.96%, 08/01/46		$2,000	$2,196,360
State of New York GO BAB
5.97%, 03/01/36		1,250	1,522,713

			27,534,460
OHIO — 0.03%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
5.94%, 02/15/47		1,300	1,520,883
8.08%, 02/15/50		200	301,584
Series E
6.27%, 02/15/50		1,200	1,429,716
Northeast Ohio Regional Sewer District RB Sewer Revenue BAB
6.04%, 11/15/40	(Call11/15/20)	900	991,926
Ohio State University (The) RB General Receipts Revenue BAB
4.91%, 06/01/40		535	608,375

			4,852,484
PENNSYLVANIA — 0.02%
Commonwealth of Pennsylvania GO BAB Series B
4.65%, 02/15/26		2,500	2,759,225
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB Series B
5.51%, 12/01/45		1,000	1,170,280

			3,929,505
TEXAS — 0.10%
City of Houston Utility System Revenue RB Sewer Revenue Series B
3.83%, 05/15/28		575	605,199
City of San Antonio RB Electric Power & Light Revenues Series C
5.99%, 02/01/39		1,000	1,290,650
City of San Antonio RB Electric Power & Light Revenues BAB
5.81%, 02/01/41		800	1,004,416
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
4.92%, 12/01/41		1,285	1,460,415
5.02%, 12/01/48		500	575,795
Dallas Convention Center Hotel Development Corp. RB Hotel Occupancy Tax BAB
7.09%, 01/01/42		700	883,932
State of Texas GO BAB
Series A
4.63%, 04/01/33		1,200	1,346,916
4.68%, 04/01/40		2,000	2,224,720
Texas State Transportation Commission RB Highway Revenue Tolls BAB Series B
5.18%, 04/01/30		5,000	5,932,200
University of Texas System Board of Regents RB College & University Revenue BAB Series C
4.79%, 08/15/46		1,500	1,702,215

			17,026,458
UTAH — 0.00%
State of Utah GO BAB Series B
3.54%, 07/01/25		500	521,540

			521,540

80

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2014

Security	Principal (000s)	Value

WASHINGTON — 0.01%
State of Washington GO BAB
5.14%, 08/01/40	$1,000	$1,188,760

		1,188,760

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $139,036,588)		159,324,233

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 69.81%

MORTGAGE-BACKED SECURITIES — 29.01%
Federal Home Loan Mortgage Corp.
2.46%, 12/01/38[a]	7,571	8,097,739
2.50%, 02/01/28	8,912	9,067,062
2.50%, 06/01/29[g]	81,913	83,231,757
2.50%, 06/01/44[g]	11,500	10,903,437
2.61%, 01/01/42[a]	2,190	2,299,571
2.89%, 09/01/41[a]	3,662	3,867,656
2.94%, 05/01/42[a]	2,781	2,872,271
3.00%, 04/01/27	2,023	2,102,619
3.00%, 05/01/27	15,122	15,719,950
3.00%, 06/01/27	13,947	14,493,743
3.00%, 07/01/27	508	527,874
3.00%, 08/01/27	1,500	1,559,256
3.00%, 09/01/27	6,713	6,977,382
3.00%, 11/01/27	2,240	2,328,367
3.00%, 12/01/27	1,577	1,639,520
3.00%, 01/01/28	926	962,284
3.00%, 06/01/29[g]	34,006	35,297,304
3.00%, 05/01/33	7,966	8,150,309
3.00%, 01/01/43	4,114	4,074,241
3.00%, 02/01/43	72,235	71,692,101
3.00%, 04/01/43	41,455	41,054,004
3.00%, 06/01/44[g]	39,860	39,436,034
3.03%, 11/01/40[a]	5,757	6,107,004
3.14%, 11/01/40[a]	4,146	4,422,141
3.25%, 08/01/41[a]	3,309	3,506,952
3.32%, 11/01/40[a]	7,239	7,645,344
3.43%, 11/01/41[a]	10,263	10,856,446
3.50%, 11/01/25	13,166	13,936,394
3.50%, 03/01/26	9,629	10,176,586
3.50%, 06/01/26	2,805	2,964,608
3.50%, 06/01/29[g]	35,669	37,658,661
3.50%, 03/01/32	4,726	4,975,657
3.50%, 10/01/42	3,546	3,654,395
3.50%, 11/01/42	3,048	3,140,658
3.50%, 05/01/43	25,512	26,289,957
3.50%, 06/01/43	3,969	4,093,413
3.50%, 10/01/43	5,074	5,232,715
3.50%, 01/01/44	10,480	10,807,686
3.50%, 02/01/44	34,967	36,058,920
3.50%, 06/01/44[g]	106,600	109,714,719
4.00%, 05/01/25	1,684	1,799,384
4.00%, 10/01/25	9,555	10,207,625
4.00%, 02/01/26	6,101	6,525,656
4.00%, 05/01/26	7,578	8,105,124
4.00%, 06/01/29[g]	7,853	8,346,267
4.00%, 01/01/41	36,615	38,805,309
4.00%, 02/01/41	8,900	9,432,962
4.00%, 03/01/41	8,580	9,093,171

Security	Principal (000s)	Value

4.00%, 09/01/41	$15,743	$16,693,933
4.00%, 11/01/41	3,764	3,989,429
4.00%, 12/01/41	2,265	2,400,402
4.00%, 01/01/42	6,232	6,604,459
4.00%, 02/01/42	11,349	12,029,541
4.00%, 03/01/42	3,077	3,260,569
4.00%, 06/01/42	10,080	10,683,034
4.00%, 06/01/44[g]	57,000	60,330,937
4.50%, 04/01/22	6,077	6,469,697
4.50%, 05/01/23	3,387	3,599,618
4.50%, 07/01/24	2,661	2,874,921
4.50%, 08/01/24	610	659,041
4.50%, 09/01/24	1,603	1,732,146
4.50%, 10/01/24	1,510	1,630,756
4.50%, 08/01/30	11,298	12,344,213
4.50%, 03/01/39	8,834	9,648,559
4.50%, 05/01/39	9,270	10,143,702
4.50%, 06/01/39	6,437	6,967,329
4.50%, 09/01/39	3,789	4,100,638
4.50%, 10/01/39	15,384	16,650,681
4.50%, 12/01/39	3,407	3,687,330
4.50%, 01/01/40	1,823	1,972,975
4.50%, 11/01/40	22,490	24,342,771
4.50%, 02/01/41	4,425	4,789,682
4.50%, 05/01/41	17,265	18,922,533
4.50%, 06/01/44[g]	58,900	63,704,031
5.00%, 12/01/24	9,336	10,063,918
5.00%, 08/01/25	6,665	7,340,345
5.00%, 06/01/33	2,670	2,951,163
5.00%, 12/01/33	8,012	8,850,603
5.00%, 07/01/35	10,366	11,454,755
5.00%, 01/01/36	5,490	6,058,824
5.00%, 01/01/37	664	733,164
5.00%, 02/01/37	566	625,154
5.00%, 02/01/38	2,990	3,301,484
5.00%, 03/01/38	22,914	25,238,304
5.00%, 12/01/38	2,983	3,285,563
5.00%, 08/01/40	4,074	4,591,029
5.00%, 09/01/40	15,178	16,754,975
5.00%, 08/01/41	4,069	4,513,088
5.00%, 06/01/44 [g]	2,000	2,203,125
5.50%, 02/01/34	10,758	12,051,669
5.50%, 05/01/35	6,927	7,757,988
5.50%, 06/01/35	4,242	4,748,248
5.50%, 05/01/36	6,005	6,686,345
5.50%, 07/01/36	11,019	12,261,329
5.50%, 03/01/38	7,272	8,074,581
5.50%, 04/01/38	2,183	2,438,375
5.50%, 01/01/39	3,999	4,479,775
5.50%, 11/01/39	5,273	5,911,522
6.00%, 10/01/36	4,193	4,742,205
6.00%, 02/01/37	4,845	5,430,612
6.00%, 11/01/37	15,940	17,803,244
6.00%, 09/01/38	279	311,890
Federal National Mortgage Association
1.81%, 02/01/36 [a]	7,154	7,479,178
2.44%, 02/01/42 [a]	3,039	3,174,474
2.50%, 05/01/27	10,731	10,953,475
2.50%, 10/01/27	10,462	10,678,749
2.50%, 11/01/27	23,341	23,824,762
2.50%, 02/01/28	70	71,224
2.50%, 06/01/29 [g]	125,786	127,987,385
2.50%, 06/01/44 [g]	10,500	9,971,719

81

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2014

Security	Principal (000s)	Value

2.80%, 08/01/41[a]	$5,302	$5,563,672
2.94%, 10/01/41[a]	4,908	5,182,034
3.00%, 01/01/27	19,500	20,318,438
3.00%, 08/01/27	7,271	7,576,552
3.00%, 11/01/27	21,653	22,561,668
3.00%, 06/01/29[g]	115,700	120,400,312
3.00%, 05/01/33	2,078	2,127,839
3.00%, 10/01/42	13,122	13,019,529
3.00%, 12/01/42	12,211	12,132,661
3.00%, 01/01/43	30,705	30,501,924
3.00%, 03/01/43	18,228	18,101,928
3.00%, 04/01/43	36,230	35,947,214
3.00%, 05/01/43	15,518	15,413,758
3.00%, 07/01/43	19,028	18,862,105
3.00%, 06/01/44[g]	285,300	282,536,156
3.50%, 06/01/29[g]	90,563	95,826,974
3.50%, 01/01/32	6,829	7,191,247
3.50%, 02/01/32	7,493	7,890,931
3.50%, 01/01/42	1,929	1,991,058
3.50%, 05/01/42	4,329	4,470,890
3.50%, 06/01/42	41,796	43,138,868
3.50%, 12/01/42	16,001	16,515,128
3.50%, 01/01/43	41,844	43,188,207
3.50%, 02/01/43	20,967	21,641,167
3.50%, 05/01/43	38,340	39,571,517
3.50%, 06/01/43	22,661	23,388,646
3.50%, 06/01/44[g]	164,960	170,037,675
4.00%, 10/01/25	20,736	22,150,288
4.00%, 11/01/25	1,634	1,751,728
4.00%, 03/01/26	3,974	4,246,964
4.00%, 06/01/26	5,396	5,766,009
4.00%, 09/01/26	2,428	2,594,622
4.00%, 06/01/29[g]	3,217	3,424,094
4.00%, 12/01/30	7,819	8,406,582
4.00%, 01/01/31	2,736	2,941,526
4.00%, 02/01/31	2,489	2,675,928
4.00%, 10/01/31	9,283	9,979,526
4.00%, 02/01/32	11,756	12,642,766
4.00%, 02/01/41	16,027	17,008,114
4.00%, 10/01/41	10,909	11,588,386
4.00%, 11/01/41	11,425	12,126,361
4.00%, 03/01/42	14,694	15,617,229
4.00%, 10/01/42	5,924	6,286,512
4.00%, 06/01/44[g]	347,433	368,224,734
4.50%, 09/01/18	4,682	4,977,628
4.50%, 10/01/24	3,403	3,655,467
4.50%, 02/01/25	1,440	1,546,786
4.50%, 04/01/25	1,630	1,751,673
4.50%, 06/01/25	8,571	9,209,031
4.50%, 08/01/31	8,690	9,523,558
4.50%, 09/01/40	23,905	25,875,710
4.50%, 12/01/40	10,463	11,327,748
4.50%, 01/01/41	29,575	32,022,856
4.50%, 04/01/41	5,732	6,204,341
4.50%, 05/01/41	15,576	16,965,197
4.50%, 06/01/41	5,988	6,552,000
4.50%, 08/01/41	23,368	25,292,613
4.50%, 09/01/41	10,626	11,580,359
4.50%, 06/01/44[g]	131,900	142,658,094
5.00%, 08/01/20	6,327	6,726,200
5.00%, 07/01/23	2,987	3,256,632
5.00%, 12/01/23	2,925	3,188,128
5.00%, 11/01/33	19,573	21,750,068

Security	Principal (000s)	Value

5.00%, 12/01/39	$927	$1,033,320
5.00%, 01/01/40	22	24,604
5.00%, 03/01/40	14,117	15,648,847
5.00%, 04/01/40	1,816	2,014,386
5.00%, 05/01/40	160	177,687
5.00%, 06/01/40	177	196,360
5.00%, 07/01/40	12	13,211
5.00%, 08/01/40	7,481	8,355,995
5.00%, 09/01/40	57	63,651
5.00%, 10/01/40	168	187,400
5.00%, 05/01/41	23,390	25,949,437
5.00%, 06/01/41	118,994	131,522,669
5.00%, 08/01/41	7,296	8,145,390
5.50%, 12/01/19	4,023	4,274,217
5.50%, 05/01/33	7,976	8,930,670
5.50%, 11/01/33	15,502	17,361,107
5.50%, 09/01/34	22,454	25,137,095
5.50%, 03/01/38	2,173	2,438,156
5.50%, 11/01/38	5,013	5,616,793
5.50%, 07/01/40	8,601	9,668,036
5.50%, 06/01/41	32,804	36,566,209
6.00%, 03/01/34	11,540	13,067,865
6.00%, 05/01/34	932	1,060,977
6.00%, 08/01/34	1,887	2,133,488
6.00%, 11/01/34	624	705,754
6.00%, 09/01/36	5,260	5,924,630
6.00%, 08/01/37	13,879	15,611,443
6.00%, 03/01/38	2,528	2,846,299
6.00%, 05/01/38	1,346	1,517,250
6.00%, 09/01/38	1,256	1,410,157
6.00%, 06/01/39	16,787	18,993,512
6.00%, 10/01/39	1,426	1,606,220
6.00%, 06/01/44[g]	12,220	13,724,587
6.50%, 08/01/36	206	231,601
6.50%, 09/01/36	1,550	1,747,170
6.50%, 10/01/36	235	265,250
6.50%, 12/01/36	263	296,788
6.50%, 07/01/37	404	455,759
6.50%, 08/01/37	15,721	17,716,167
6.50%, 10/01/37	736	829,225
6.50%, 11/01/37	119	134,436
6.50%, 12/01/37	5,305	5,998,817
6.50%, 06/01/38	182	205,093
6.50%, 10/01/39	5,059	5,723,908
6.50%, 05/01/40	149	167,408
7.00%, 04/01/37	5,488	6,160,903
Government National Mortgage Association
3.00%, 09/15/42	43	43,113
3.00%, 10/15/42	107	108,128
3.00%, 12/15/42	10,758	10,858,950
3.00%, 12/20/42	35,307	35,637,931
3.00%, 01/15/43	257	259,731
3.00%, 06/20/43	91,300	92,242,002
3.00%, 06/01/44	12,864	12,962,490
3.00%, 06/01/44[g]	30,100	30,311,641
3.50%, 12/15/41	12,614	13,141,468
3.50%, 08/15/42	2,583	2,691,075
3.50%, 09/15/42	3,965	4,130,104
3.50%, 09/20/42	66,823	69,670,003
3.50%, 10/15/42	1,457	1,517,585
3.50%, 10/20/42	4,381	4,567,206
3.50%, 11/20/42	6,913	7,207,250
3.50%, 01/15/43	17,964	18,715,018

82

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2014

Security	Principal (000s)	Value

3.50%, 03/15/43	$1,117	$1,163,900
3.50%, 03/20/43	17,214	17,947,014
3.50%, 04/20/43	39,184	40,853,195
3.50%, 05/15/43	804	837,934
3.50%, 06/01/44[g]	125,579	130,719,797
3.50%, 06/15/44[g]	1,000	1,040,000
4.00%, 09/20/40	21,912	23,458,850
4.00%, 01/20/41	6,364	6,813,580
4.00%, 02/15/41	15,736	16,816,137
4.00%, 07/15/41	9,146	9,774,144
4.00%, 09/20/41	8,956	9,587,895
4.00%, 12/15/41	3,221	3,442,548
4.00%, 12/20/41	28,029	29,986,432
4.00%, 01/20/42	12,026	12,865,819
4.00%, 02/15/42	2,227	2,379,552
4.00%, 03/15/42	11,315	12,094,620
4.00%, 04/15/42	5,147	5,500,895
4.00%, 09/20/42	4,022	4,297,968
4.00%, 06/01/44[g]	97,993	104,665,215
4.50%, 04/15/39	3,251	3,542,973
4.50%, 08/15/39	16,900	18,419,889
4.50%, 11/20/39	7,657	8,360,176
4.50%, 01/20/40	2,058	2,247,152
4.50%, 06/15/40	11,391	12,422,300
4.50%, 07/15/40	12,267	13,371,443
4.50%, 08/15/40	10,474	11,422,380
4.50%, 08/20/40	14,116	15,412,416
4.50%, 09/15/40	17,894	19,514,414
4.50%, 10/20/40	26,824	29,287,967
4.50%, 06/20/41	26,494	28,921,422
4.50%, 09/20/41	15,710	17,148,023
4.50%, 12/20/41	2,993	3,266,386
4.50%, 06/01/44[g]	28,000	30,493,750
4.50%, 06/15/44[g]	3,000	3,263,437
5.00%, 12/15/36	3,118	3,454,271
5.00%, 01/15/39	12,237	13,435,886
5.00%, 07/15/39	22,655	24,874,402
5.00%, 05/15/40	8,933	9,811,863
5.00%, 07/20/40	44,073	48,863,955
5.00%, 08/20/40	14,611	16,122,674
5.50%, 03/15/36	4,280	4,821,262
5.50%, 06/20/38	6,279	7,008,898
5.50%, 03/20/39	7,494	8,363,502
5.50%, 12/15/39	2,363	2,634,625
5.50%, 01/15/40	16,857	18,785,011
6.00%, 03/15/37	14,552	16,725,862
6.00%, 09/20/38	7,439	8,461,710
6.00%, 11/15/39	3,106	3,491,446
6.50%, 10/20/38	9,008	10,175,361

		4,975,836,954
U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.83%
Federal Home Loan Banks
1.00%, 06/21/17[b]	840	843,787
4.88%, 05/17/17[b]	700	782,670
5.00%, 11/17/17[b]	15,525	17,603,810
Federal Home Loan Mortgage Corp.
0.63%, 12/29/14	61,612	61,796,528
0.75%, 11/25/14	120	120,378
0.88%, 03/07/18[b]	27,992	27,665,487
1.38%, 05/01/20[b]	18,400	17,872,660
1.75%, 09/10/15	2,290	2,335,182

Security	Principal (000s)	Value

1.75%, 05/30/19[b]	$18,920	$19,041,103
2.38%, 01/13/22[b]	63,240	63,253,660
2.50%, 05/27/16[b]	51,224	53,340,504
6.25%, 07/15/32[b]	12,883	17,815,732
6.75%, 03/15/31	240	344,589
Federal National Mortgage Association
0.50%, 09/28/15	600	602,436
0.75%, 04/20/17[b]	7,400	7,395,309
0.88%, 02/08/18[b]	24,496	24,245,499
0.88%, 05/21/18[b]	29,940	29,487,783
2.38%, 04/11/16[b]	1,275	1,322,550
2.63%, 11/20/14[b]	51,299	51,900,891
5.00%, 04/15/15[b]	84,502	88,099,166
5.00%, 05/11/17[b]	97,753	109,643,157
5.38%, 06/12/17	510	578,462
6.63%, 11/15/30	13,290	18,822,905
7.25%, 05/15/30[b]	6,826	10,164,409
NCUA Guaranteed Notes Trust (U.S. Government Guaranteed) Series A4
3.00%, 06/12/19	9,500	10,081,947
Tennessee Valley Authority
4.88%, 01/15/48	8,035	9,016,801
5.50%, 07/18/17[b]	6,964	7,937,300
7.13%, 05/01/30	3,556	5,083,991

		657,198,696
U.S. GOVERNMENT OBLIGATIONS — 36.97%
U.S. Treasury Bonds
2.75%, 11/15/42	78,621	70,507,313
2.88%, 05/15/43	5,484	5,034,312
3.13%, 02/15/43[b]	62,600	60,549,849
3.38%, 05/15/44	15,000	15,172,199
3.63%, 08/15/43[b]	69,400	73,654,912
3.63%, 02/15/44[b]	35,000	37,124,850
3.75%, 11/15/43[b]	43,300	46,977,907
3.88%, 08/15/40[b]	4,776	5,326,672
4.25%, 05/15/39	1,040	1,227,918
4.25%, 11/15/40[b]	31	36,696
4.38%, 11/15/39[b]	26,022	31,334,912
4.38%, 05/15/40[b]	9,320	11,236,006
4.38%, 05/15/41[b]	2,949	3,563,483
4.50%, 02/15/36[b]	13,800	16,849,110
4.50%, 08/15/39[b]	40,170	49,226,724
4.63%, 02/15/40[b]	101,550	126,950,710
4.75%, 02/15/37[b]	77	97,301
4.75%, 02/15/41[b]	48,258	61,628,845
5.00%, 05/15/37[b]	6,108	7,971,184
5.25%, 11/15/28[b]	127	163,692
5.25%, 02/15/29[b]	6,100	7,868,512
5.38%, 02/15/31[b]	44,340	58,565,599
6.25%, 05/15/30[b]	20,053	28,663,958
6.38%, 08/15/27[b]	29,000	40,863,029
6.50%, 11/15/26	25,000	35,291,248
7.50%, 11/15/16[b]	261,828	306,252,344
7.63%, 02/15/25[b]	57,617	85,736,973
8.13%, 08/15/19[b]	141,584	188,183,533
8.75%, 05/15/17[b]	5,318	6,561,083
9.88%, 11/15/15[b]	129,830	148,103,569
10.63%, 08/15/15[b]	4,130	4,650,008
U.S. Treasury Notes
0.25%, 07/31/15[b]	102,700	102,828,375
0.25%, 08/15/15[b]	84,800	84,909,390

83

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2014

Security	Principal (000s)	Value

0.25%, 11/30/15[b]	$155,000	$155,097,656
0.38%, 03/15/15[b]	10,851	10,875,199
0.38%, 06/15/15	1,678	1,682,396
0.38%, 04/30/16[b]	160,800	160,912,560
0.63%, 05/31/17[b]	284,331	282,880,906
0.75%, 02/28/18[b]	31,875	31,446,599
0.88%, 04/30/17[b]	90,370	90,672,739
1.00%, 08/31/16[b]	61,798	62,538,334
1.00%, 09/30/16[b]	103,461	104,658,042
1.00%, 03/31/17[b]	366,132	368,980,478
1.00%, 05/31/18[b]	30,000	29,759,999
1.13%, 05/31/19	60,000	58,829,402
1.25%, 09/30/15[b]	61,921	62,808,941
1.25%, 10/31/18[b]	238,260	237,178,295
1.25%, 11/30/18[b]	1,000	994,310
1.38%, 07/31/18[b]	60,000	60,271,202
1.38%, 09/30/18[b]	201,773	202,204,572
1.38%, 11/30/18	32,000	32,007,678
1.38%, 12/31/18	46,800	46,751,797
1.38%, 05/31/20[b]	9,804	9,561,351
1.50%, 12/31/18[b]	25,000	25,104,002
1.50%, 02/28/19	4,000	4,008,840
1.63%, 08/15/22[b]	2,091	1,992,974
1.63%, 11/15/22[b]	1,181	1,120,273
1.75%, 07/31/15[b]	106,650	108,641,152
1.75%, 10/31/20[b]	30,000	29,697,899
1.75%, 05/15/22[b]	70,000	67,647,999
1.75%, 05/15/23[b]	82,888	78,790,017
1.88%, 06/30/15	2,480	2,526,698
1.88%, 10/31/17[b]	97,887	100,869,622
1.88%, 06/30/20	23,744	23,804,547
2.00%, 01/31/16[b]	93,717	96,426,364
2.00%, 04/30/16[b]	271,614	280,232,304
2.00%, 07/31/20[b]	3,000	3,028,620
2.00%, 09/30/20[b]	67,000	67,416,741
2.00%, 11/30/20[b]	50,000	50,195,496
2.00%, 11/15/21	60,000	59,513,402
2.00%, 02/15/23[b]	570	555,505
2.13%, 05/31/15[b]	140,594	143,383,386
2.13%, 08/31/20[b]	15,820	16,055,085
2.13%, 01/31/21[b]	49,400	49,867,324
2.13%, 08/15/21	19,232	19,305,661
2.38%, 09/30/14[b]	58,619	59,058,647
2.38%, 02/28/15[b]	29,957	30,464,771
2.38%, 05/31/18[b]	44,825	46,902,192
2.50%, 03/31/15[b]	67,816	69,164,176
2.50%, 06/30/17[b]	3,432	3,606,105
2.50%, 08/15/23[b]	55,211	55,780,776
2.63%, 12/31/14[b]	51,486	52,238,206
2.63%, 04/30/18[b]	53,088	56,058,274
2.63%, 08/15/20[b]	9,024	9,433,509
2.75%, 02/15/19[b]	71,000	75,228,766
2.75%, 11/15/23	12,360	12,726,597
2.75%, 02/15/24[b]	97,000	99,668,477
3.00%, 08/31/16[b]	106,533	112,577,687
3.00%, 02/28/17[b]	36,169	38,446,202
3.13%, 01/31/17[b]	62,241	66,327,123
3.13%, 05/15/21[b]	17,931	19,242,474
3.25%, 03/31/17[b]	2,964	3,174,622
3.50%, 05/15/20[b]	127,854	140,427,162
3.63%, 02/15/20[b]	245,155	270,915,895
3.63%, 02/15/21[b]	17,747	19,635,811
4.00%, 02/15/15[b]	53,830	55,312,477

Security	Principal or Shares (000s)	Value

4.25%, 08/15/15[b]	$48,399	$50,785,067
4.75%, 08/15/17	6,200	6,961,422
8.88%, 08/15/17[b]	20,002	25,067,707

		6,342,612,728

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $11,721,727,814)		11,975,648,378

SHORT-TERM INVESTMENTS — 45.09%

MONEY MARKET FUNDS — 45.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,h,i]	5,065,346	5,065,345,668
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,h,i]	399,683	399,682,643
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,h]	2,270,412	2,270,411,815

		7,735,440,126

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,735,440,126)		7,735,440,126

TOTAL INVESTMENTS IN SECURITIES — 144.55%
(Cost: $24,278,025,560)		24,795,628,901
Other Assets, Less Liabilities — (44.55)%		(7,641,772,287)

NET ASSETS — 100.00%		$17,153,856,614

BAB  —  Build America Bond

COP  —  Certificates of Participation

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GTD  —  Guaranteed by the Commonwealth, County or State

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Investments are denominated in U.S. dollars.
[g]	To-be-announced (TBA). See Note 1.
[h]	The rate quoted is the annualized seven-day yield of the fund at period end.
[i]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

84

Schedule of Investments (Unaudited)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 81.92%

AEROSPACE & DEFENSE — 1.21%
Boeing Co. (The)
4.88%, 02/15/20	$200	$225,005
5.88%, 02/15/40	250	315,317
6.88%, 03/15/39	62	86,757
Embraer SA
5.15%, 06/15/22	112	122,080
General Dynamics Corp.
1.00%, 11/15/17	250	247,315
2.25%, 07/15/16	150	155,152
2.25%, 11/15/22 (Call 08/15/22)	350	331,576
3.88%, 07/15/21 (Call 04/15/21)	100	107,598
Honeywell International Inc.
4.25%, 03/01/21	212	234,931
5.00%, 02/15/19	130	147,874
5.30%, 03/01/18	132	150,279
5.70%, 03/15/37	280	343,899
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	262	290,028
5.20%, 10/15/19	252	283,183
Lockheed Martin Corp.
2.13%, 09/15/16	200	206,052
3.35%, 09/15/21	384	399,935
4.07%, 12/15/42	404	393,176
4.25%, 11/15/19	180	198,785
Northrop Grumman Corp.
3.50%, 03/15/21	232	241,852
5.05%, 08/01/19	500	563,780
Precision Castparts Corp.
1.25%, 01/15/18	192	190,725
2.50%, 01/15/23 (Call 10/15/22)	100	96,164
3.90%, 01/15/43 (Call 07/15/42)[a]	250	241,101
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	312	300,137
3.13%, 10/15/20	300	311,717
4.88%, 10/15/40	130	144,071
6.40%, 12/15/18	150	179,156
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	50	50,620
5.25%, 07/15/19	100	110,813
Textron Inc.
4.63%, 09/21/16	100	107,270
5.95%, 09/21/21 (Call 06/21/21)	200	232,868
United Technologies Corp.
1.80%, 06/01/17	450	460,224
4.50%, 04/15/20[a]	262	293,047
4.50%, 06/01/42	500	522,660
5.70%, 04/15/40	500	614,672
6.05%, 06/01/36	285	362,987
6.13%, 02/01/19	157	186,416

		9,449,222
AIR FREIGHT & LOGISTICS — 0.26%
FedEx Corp.

Security	Principal (000s)	Value

2.63%, 08/01/22	$750	$719,302
8.00%, 01/15/19	92	115,516
United Parcel Service Inc.
2.45%, 10/01/22	500	486,041
5.13%, 04/01/19	137	157,590
6.20%, 01/15/38	400	521,785

		2,000,234
AIRLINES — 0.23%
American Airlines Inc. 2011-1 Pass Through Trust Class A
5.25%, 07/31/22[a]	41	44,160
American Airlines Inc. 2013-2 Pass Through Trust Class A
4.95%, 07/15/24[b]	485	522,196
Continental Airlines Inc. 2007-1 Pass Through Trust Class A
5.98%, 10/19/23	72	81,304
Continental Airlines Inc. 2009-2 Pass Through Trust Class A
7.25%, 05/10/21	280	328,583
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26	248	250,245
Delta Air Lines Inc. 2009-1 Pass Through Trust Class A
7.75%, 06/17/21	166	194,375
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 11/23/20	73	78,855
Delta Air Lines Inc. 2012-1A Pass Through Trust Class A
4.75%, 11/07/21	269	290,561

		1,790,279
AUTO COMPONENTS — 0.13%
BorgWarner Inc.
4.63%, 09/15/20	100	108,299
Cooper US Inc.
3.88%, 12/15/20 (Call 09/15/20)	50	52,848
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	150	156,261
Johnson Controls Inc.
3.75%, 12/01/21 (Call 09/01/21)	182	190,741
4.25%, 03/01/21	200	216,333
5.00%, 03/30/20	92	103,032
5.70%, 03/01/41	136	157,661

		985,175
AUTOMOBILES — 0.05%
Ford Motor Co.
4.75%, 01/15/43	200	201,791
6.50%, 08/01/18[a]	105	122,838
7.45%, 07/16/31	40	53,220

		377,849
BEVERAGES — 2.05%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	345	393,355
6.45%, 09/01/37	478	625,338

85

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

Anheuser-Busch InBev Finance Inc.
1.13%, 01/27/17	$400	$402,366
2.63%, 01/17/23	200	192,585
3.70%, 02/01/24	900	934,234
4.00%, 01/17/43	75	72,119
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	900	907,048
1.50%, 07/14/14	115	115,182
2.88%, 02/15/16	250	259,904
4.38%, 02/15/21	75	83,101
5.38%, 01/15/20	246	285,551
6.38%, 01/15/40	210	275,191
7.75%, 01/15/19	250	311,792
8.20%, 01/15/39	230	354,821
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)[a]	150	148,667
5.38%, 01/15/16	45	48,116
Brown-Forman Corp.
2.50%, 01/15/16	300	309,591
Coca-Cola Co. (The)
1.65%, 03/14/18	300	301,110
1.80%, 09/01/16	1,000	1,025,908
3.15%, 11/15/20[a]	420	431,658
3.20%, 11/01/23	452	457,205
3.30%, 09/01/21	212	222,342
Coca-Cola Enterprises Inc.
2.00%, 08/19/16[a]	250	256,030
3.50%, 09/15/20	550	574,993
4.50%, 09/01/21 (Call 06/01/21)	200	217,390
Coca-Cola FEMSA SAB de CV
5.25%, 11/26/43	300	332,727
Diageo Capital PLC
1.13%, 04/29/18	450	442,620
2.63%, 04/29/23 (Call 01/29/23)	250	239,150
3.88%, 04/29/43 (Call 10/29/42)[a]	35	32,702
5.75%, 10/23/17	326	373,793
5.88%, 09/30/36	228	277,247
Diageo Finance BV
5.30%, 10/28/15	200	213,636
Diageo Investment Corp.
4.25%, 05/11/42	200	198,619
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	130	134,630
3.20%, 11/15/21 (Call 08/15/21)[a]	450	458,489
Molson Coors Brewing Co.
2.00%, 05/01/17	250	254,494
5.00%, 05/01/42[a]	250	270,061
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	785	1,049,802
PepsiCo Inc.
0.70%, 08/13/15	164	164,513
1.25%, 08/13/17	300	301,514
2.50%, 05/10/16	242	250,871
2.75%, 03/05/22[a]	400	397,550
3.00%, 08/25/21	250	255,584
4.00%, 03/05/42	450	428,042
5.50%, 01/15/40	250	291,888
7.90%, 11/01/18	367	459,699

		16,033,228

Security	Principal (000s)	Value

BIOTECHNOLOGY — 0.76%
Amgen Inc.
2.13%, 05/15/17	$302	$309,121
2.30%, 06/15/16	180	184,349
3.88%, 11/15/21 (Call 08/15/21)	192	203,736
4.10%, 06/15/21 (Call 03/15/21)	262	282,794
5.15%, 11/15/41 (Call 05/15/41)[a]	950	1,025,220
5.65%, 06/15/42 (Call 12/15/41)	180	207,712
5.75%, 03/15/40	200	234,425
5.85%, 06/01/17	275	310,838
6.38%, 06/01/37	280	347,671
Celgene Corp.
3.25%, 08/15/22	400	399,755
3.63%, 05/15/24 (Call 02/15/24)	250	252,595
3.95%, 10/15/20	200	212,028
Genentech Inc.
5.25%, 07/15/35	137	158,003
Gilead Sciences Inc.
3.05%, 12/01/16	100	105,130
3.70%, 04/01/24 (Call 01/01/24)[a]	800	822,226
4.40%, 12/01/21 (Call 09/01/21)	250	275,088
4.50%, 04/01/21 (Call 01/01/21)	200	221,476
5.65%, 12/01/41 (Call 06/01/41)	300	356,114

		5,908,281
BUILDING PRODUCTS — 0.07%
Owens Corning Inc.
4.20%, 12/15/22 (Call 09/15/22)	352	359,222
6.50%, 12/01/16	150	164,882

		524,104
CAPITAL MARKETS — 6.14%
Ameriprise Financial Inc.
4.00%, 10/15/23	50	52,767
5.65%, 11/15/15	57	61,089
Bank of New York Mellon Corp. (The)
1.97%, 06/20/17[c]	450	460,628
2.30%, 07/28/16	550	567,397
3.55%, 09/23/21 (Call 08/23/21)	400	420,622
5.45%, 05/15/19	200	228,954
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.55%, 01/22/17	300	331,850
5.70%, 11/15/14	395	404,400
7.25%, 02/01/18	225	268,237
Charles Schwab Corp. (The)
3.23%, 09/01/22	205	206,428
Credit Suisse (USA) Inc.
5.38%, 03/02/16	179	192,056
7.13%, 07/15/32	150	208,273
Deutsche Bank AG London
3.25%, 01/11/16	400	416,388
6.00%, 09/01/17	450	513,233
European Investment Bank
0.50%, 08/15/16	500	500,149
0.63%, 04/15/16	850	853,878
1.00%, 12/15/17	900	896,695
1.00%, 06/15/18	2,100	2,072,373
1.13%, 09/15/17	1,850	1,858,255
1.38%, 10/20/15	450	456,702
1.63%, 09/01/15	640	650,715
2.13%, 07/15/16	500	517,531
2.25%, 03/15/16	700	723,534
2.50%, 05/16/16	750	780,426
2.50%, 04/15/21	1,000	1,019,021

86

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

2.75%, 03/23/15	$1,300	$1,327,014
2.88%, 01/15/15	360	366,037
2.88%, 09/15/20[a]	130	136,290
4.00%, 02/16/21	1,800	2,004,365
4.88%, 01/17/17	120	132,959
4.88%, 02/15/36	250	300,306
5.13%, 05/30/17	210	236,297
Franklin Resources Inc.
2.80%, 09/15/22	62	60,523
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18[a]	800	814,468
3.30%, 05/03/15	752	770,373
3.63%, 02/07/16	750	783,826
3.63%, 01/22/23	500	501,343
3.70%, 08/01/15	250	258,435
5.00%, 10/01/14	277	281,114
5.25%, 07/27/21	600	674,892
5.35%, 01/15/16	370	396,588
5.38%, 03/15/20	350	396,066
5.63%, 01/15/17	1,092	1,203,845
5.75%, 01/24/22	700	809,506
5.95%, 01/18/18	420	478,459
5.95%, 01/15/27	700	785,527
6.00%, 06/15/20	250	291,310
6.13%, 02/15/33	850	1,008,691
6.15%, 04/01/18[a]	556	639,414
6.25%, 09/01/17	500	571,637
6.25%, 02/01/41	580	710,479
6.75%, 10/01/37	217	259,423
7.50%, 02/15/19	450	550,199
International Finance Corp.
1.13%, 11/23/16	850	861,313
2.13%, 11/17/17	400	414,593
2.25%, 04/11/16	400	413,878
Invesco Finance PLC
4.00%, 01/30/24	250	261,027
Jefferies Group LLC
3.88%, 11/09/15	200	207,789
5.13%, 04/13/18	250	275,212
6.45%, 06/08/27	125	141,444
6.50%, 01/20/43	175	189,349
8.50%, 07/15/19	200	249,608
Lazard Group LLC
6.85%, 06/15/17	300	340,133
Legg Mason Inc.
5.50%, 05/21/19	250	279,541
Morgan Stanley
1.75%, 02/25/16	350	354,872
2.13%, 04/25/18[a]	800	806,465
3.80%, 04/29/16	600	631,623
4.10%, 01/26/15[a]	500	511,050
4.10%, 05/22/23	500	503,429
4.88%, 11/01/22	900	963,208
5.45%, 01/09/17	450	496,477
5.50%, 07/28/21	155	177,553
5.63%, 09/23/19	200	229,730
5.75%, 10/18/16	1,054	1,164,409
5.75%, 01/25/21	700	811,667
5.95%, 12/28/17	400	456,489
6.00%, 04/28/15	300	314,439
6.38%, 07/24/42	450	567,583
6.63%, 04/01/18	532	622,582
7.25%, 04/01/32	350	468,561
7.30%, 05/13/19	525	641,396

Security	Principal (000s)	Value

Nomura Holdings Inc.
2.00%, 09/13/16	$390	$395,693
4.13%, 01/19/16	40	41,967
6.70%, 03/04/20	250	301,376
Northern Trust Corp.
3.38%, 08/23/21	500	525,096
Raymond James Financial Inc.
4.25%, 04/15/16	50	52,998
State Street Corp.
2.88%, 03/07/16	200	207,737
3.70%, 11/20/23	950	982,391
4.38%, 03/07/21[a]	212	235,786
4.96%, 03/15/18	152	168,261
TD Ameritrade Holding Corp.
5.60%, 12/01/19	250	289,472

		47,967,184
CHEMICALS — 1.79%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	450	443,228
6.75%, 01/15/19[a]	250	296,594
Air Products and Chemicals Inc.
2.00%, 08/02/16	160	164,511
3.00%, 11/03/21	200	201,616
4.38%, 08/21/19	150	166,722
Airgas Inc.
2.95%, 06/15/16 (Call 05/15/16)	112	116,356
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	200	215,196
Cabot Corp.
3.70%, 07/15/22	50	50,319
CF Industries Inc.
7.13%, 05/01/20	350	427,540
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	212	208,067
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	650	635,795
4.13%, 11/15/21 (Call 08/15/21)	490	523,914
4.38%, 11/15/42 (Call 05/15/42)	352	337,742
8.55%, 05/15/19	350	451,728
9.40%, 05/15/39	220	358,827
E.I. du Pont de Nemours and Co.
2.75%, 04/01/16	400	415,743
2.80%, 02/15/23	212	207,363
3.63%, 01/15/21	436	461,977
4.63%, 01/15/20	182	204,103
5.25%, 12/15/16	228	252,606
6.00%, 07/15/18	479	562,559
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	450	459,434
5.50%, 11/15/19	180	206,796
Ecolab Inc.
1.45%, 12/08/17	450	450,477
3.00%, 12/08/16	250	262,804
4.35%, 12/08/21	62	68,307
5.50%, 12/08/41	100	118,482
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	100	104,525
Lubrizol Corp.
8.88%, 02/01/19	250	323,501
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	1,500	1,680,921
Monsanto Co.

87

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

2.20%, 07/15/22 (Call 04/15/22)	$50	$47,664
2.75%, 04/15/16	150	156,171
5.88%, 04/15/38	150	185,227
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	210	217,821
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	180	190,582
5.63%, 12/01/40	182	215,007
6.50%, 05/15/19	160	192,059
PPG Industries Inc.
1.90%, 01/15/16	100	101,870
3.60%, 11/15/20	100	104,641
5.50%, 11/15/40	202	236,791
6.65%, 03/15/18	150	176,171
Praxair Inc.
1.25%, 11/07/18	130	126,918
2.20%, 08/15/22 (Call 05/15/22)	400	378,322
2.45%, 02/15/22 (Call 11/15/21)	212	205,477
3.00%, 09/01/21	100	101,973
4.05%, 03/15/21	152	165,057
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	300	292,291
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	250	240,018
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	50	52,315
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	200	209,583

		13,973,711
COMMERCIAL BANKS — 8.97%
Abbey National Treasury Services PLC
4.00%, 04/27/16	205	217,106
4.00%, 03/13/24	700	728,275
African Development Bank
0.88%, 03/15/18	420	414,733
1.25%, 09/02/16	420	426,819
Associated Banc-Corp.
5.13%, 03/28/16 (Call 02/28/16)	100	106,158
Bancolombia SA
5.95%, 06/03/21[a]	500	551,250
Bank of America N.A.
5.30%, 03/15/17	1,000	1,099,956
6.00%, 10/15/36	426	517,380
Bank of Montreal
0.80%, 11/06/15	650	653,163
1.45%, 04/09/18 (Call 03/09/18)	382	379,739
Bank of Nova Scotia
1.10%, 12/13/16	500	501,894
1.45%, 04/25/18	500	496,821
2.55%, 01/12/17	182	189,456
2.90%, 03/29/16	400	416,785
4.38%, 01/13/21	150	166,971
Barclays Bank PLC
5.00%, 09/22/16	350	382,214
5.13%, 01/08/20	550	623,837
5.14%, 10/14/20[a]	250	273,833
6.75%, 05/22/19	450	545,068
BB&T Corp.
2.15%, 03/22/17 (Call 02/22/17)	450	460,706
3.20%, 03/15/16 (Call 02/16/16)[a]	500	519,986
6.85%, 04/30/19	255	309,686

Security	Principal (000s)	Value

BNP Paribas SA
2.38%, 09/14/17	$225	$230,784
3.25%, 03/03/23[a]	900	879,261
5.00%, 01/15/21	450	500,016
BPCE SA
4.00%, 04/15/24	250	254,114
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	250	251,533
1.55%, 01/23/18 (Call 12/23/17)	450	451,731
2.35%, 12/11/15	300	308,584
Comerica Bank
5.75%, 11/21/16	1,000	1,110,289
Commonwealth Bank of Australia
1.25%, 09/18/15	1,000	1,010,487
1.90%, 09/18/17[a]	500	509,340
CorpBanca SA
3.13%, 01/15/18	200	199,500
Corporacion Andina de Fomento
4.38%, 06/15/22	609	650,092
Council of Europe Development Bank
1.00%, 03/07/18	350	346,970
1.50%, 02/22/17	950	967,927
Credit Suisse New York
3.50%, 03/23/15	1,100	1,126,530
4.38%, 08/05/20	1,000	1,088,228
5.30%, 08/13/19[a]	500	574,193
5.40%, 01/14/20	160	178,763
6.00%, 02/15/18	662	758,428
Discover Bank
7.00%, 04/15/20	550	660,767
European Bank for Reconstruction and Development
1.00%, 02/16/17	600	603,979
1.38%, 10/20/16	800	815,352
1.75%, 06/14/19	500	503,081
Fifth Third Bancorp
3.50%, 03/15/22 (Call 02/15/22)	400	410,660
3.63%, 01/25/16	112	116,952
8.25%, 03/01/38	225	331,640
First Horizon National Corp.
5.38%, 12/15/15	250	265,319
HSBC Bank (USA) N.A.
4.88%, 08/24/20	750	827,604
HSBC Holdings PLC
4.00%, 03/30/22	264	280,811
5.10%, 04/05/21	314	357,469
6.10%, 01/14/42	312	394,970
6.50%, 05/02/36	500	608,076
6.50%, 09/15/37	649	795,066
6.80%, 06/01/38	700	889,700
HSBC USA Inc.
1.63%, 01/16/18	500	502,040
Huntington National Bank (The)
1.30%, 11/20/16 (Call 10/20/16)	250	250,950
Intesa Sanpaolo SpA
3.13%, 01/15/16	900	924,979
3.88%, 01/16/18[a]	500	526,181
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	2,200	2,511,476
KeyBank N.A.
1.65%, 02/01/18	1,000	988,418
KeyCorp
3.75%, 08/13/15	55	56,941
5.10%, 03/24/21	300	341,361
Lloyds Bank PLC
4.20%, 03/28/17	250	271,285

88

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

6.38%, 01/21/21	$55	$66,767
Manufacturers and Traders Trust Co.
5.59%, 12/28/20 (Call 12/28/15)[d]	500	513,250
Murray Street Investment Trust I
4.65%, 03/09/17[c]	150	162,566
National Australia Bank Ltd.
2.00%, 03/09/15	750	759,714
2.30%, 07/25/18[a]	500	509,973
National City Corp.
4.90%, 01/15/15	228	234,376
6.88%, 05/15/19	400	477,813
Nordic Investment Bank
0.50%, 04/14/16	1,000	1,002,611
0.75%, 01/17/18[a]	650	641,119
1.00%, 03/07/17	42	42,325
2.25%, 03/15/16	1,000	1,034,073
PNC Bank N.A.
0.80%, 01/28/16 (Call 12/28/15)[e]	500	501,422
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[e]	512	523,939
3.63%, 02/08/15[e]	400	408,838
4.25%, 09/21/15[e]	200	209,161
4.38%, 08/11/20[e]	250	275,398
5.13%, 02/08/20[e]	445	506,573
Rabobank Nederland
1.70%, 03/19/18	1,200	1,205,778
3.38%, 01/19/17	500	530,528
3.88%, 02/08/22	380	402,442
4.50%, 01/11/21	75	82,844
5.25%, 05/24/41	250	281,127
5.75%, 12/01/43	500	569,998
Regions Financial Corp.
7.75%, 11/10/14	250	257,501
Royal Bank of Canada
1.50%, 01/16/18[a]	550	550,408
2.15%, 03/15/19	500	504,801
2.30%, 07/20/16	375	387,631
Royal Bank of Scotland Group PLC
4.38%, 03/16/16	302	320,672
5.63%, 08/24/20	275	315,584
6.13%, 01/11/21	210	248,416
6.40%, 10/21/19	600	703,108
Santander Bank N.A.
8.75%, 05/30/18	250	299,195
Santander Holdings USA Inc.
4.63%, 04/19/16	100	106,130
Sumitomo Mitsui Banking Corp.
1.35%, 07/18/15	500	504,058
1.50%, 01/18/18	750	745,817
SunTrust Bank
5.00%, 09/01/15	77	80,975
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	600	632,277
3.60%, 04/15/16 (Call 03/15/16)	150	156,929
Svenska Handelsbanken AB
2.88%, 04/04/17	500	523,769
Toronto-Dominion Bank (The)
1.40%, 04/30/18	550	545,866
2.38%, 10/19/16	112	116,241
2.50%, 07/14/16	180	186,927
2.63%, 09/10/18	250	258,982
U.S. Bancorp
2.20%, 11/15/16 (Call 10/14/16)	260	268,166
2.20%, 04/25/19 (Call 03/25/19)	250	252,989

Security	Principal (000s)	Value

2.45%, 07/27/15	$350	$357,901
3.00%, 03/15/22 (Call 02/15/22)	250	252,434
4.13%, 05/24/21 (Call 04/23/21)	800	870,860
UBS AG Stamford
3.88%, 01/15/15	1,250	1,277,425
4.88%, 08/04/20[a]	500	563,614
5.75%, 04/25/18	650	747,095
Series 10
5.88%, 07/15/16	400	439,167
Union Bank N.A.
5.95%, 05/11/16	600	656,579
US Bank N.A.
4.80%, 04/15/15	245	254,570
Wachovia Corp./Wells Fargo & Co.
5.63%, 10/15/16	260	287,934
5.75%, 02/01/18	475	544,756
Wells Fargo & Co.
1.50%, 01/16/18	400	399,173
3.50%, 03/08/22	370	383,814
3.68%, 06/15/16[c]	500	528,624
4.13%, 08/15/23[a]	500	517,292
4.60%, 04/01/21	275	306,340
5.13%, 09/15/16	450	490,947
5.61%, 01/15/44	1,870	2,105,960
5.63%, 12/11/17	255	290,831
Series M
3.45%, 02/13/23	270	267,423
Wells Fargo Bank N.A.
4.75%, 02/09/15	750	772,095
4.88%, 02/01/15	1,570	1,617,431
Westpac Banking Corp.
1.60%, 01/12/18[a]	500	501,596
2.00%, 08/14/17	82	83,875
3.00%, 08/04/15	500	514,515
4.88%, 11/19/19	380	428,353
Zions BanCorp.
4.50%, 06/13/23 (Call 05/11/23)	65	66,403

		70,049,767
COMMERCIAL SERVICES & SUPPLIES — 0.52%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	202	194,344
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)[a]	725	754,313
Republic Services Inc.
3.80%, 05/15/18	350	376,071
4.75%, 05/15/23 (Call 02/15/23)	400	440,148
6.20%, 03/01/40	192	237,977
Unilever Capital Corp.
2.75%, 02/10/16	550	570,929
4.25%, 02/10/21	400	442,144
5.90%, 11/15/32	167	218,129
Waste Management Inc.
2.60%, 09/01/16	100	103,827
6.10%, 03/15/18	82	95,318
6.13%, 11/30/39	300	376,023
7.00%, 07/15/28	114	150,065
7.38%, 03/11/19	92	113,200

		4,072,488

89

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

COMMUNICATIONS EQUIPMENT — 0.61%
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	$500	$503,384
Cisco Systems Inc.
4.45%, 01/15/20	1,092	1,210,950
4.95%, 02/15/19	262	294,922
5.50%, 02/22/16	447	485,189
5.50%, 01/15/40	330	385,854
5.90%, 02/15/39	575	706,830
Harris Corp.
4.40%, 12/15/20	200	212,857
6.38%, 06/15/19[a]	100	116,544
Juniper Networks Inc.
3.10%, 03/15/16	50	51,596
4.60%, 03/15/21	250	265,110
5.95%, 03/15/41	50	54,522
Motorola Solutions Inc.
3.50%, 03/01/23	200	193,991
3.75%, 05/15/22	302	303,896

		4,785,645
COMPUTERS & PERIPHERALS — 0.93%
Apple Inc.
0.45%, 05/03/16	500	499,634
1.00%, 05/03/18	200	196,364
2.10%, 05/06/19	1,000	1,009,423
2.40%, 05/03/23[a]	1,000	948,936
3.45%, 05/06/24[a]	350	356,249
3.85%, 05/04/43	500	464,314
4.45%, 05/06/44	100	101,957
EMC Corp.
1.88%, 06/01/18	362	365,719
3.38%, 06/01/23 (Call 03/01/23)	250	255,276
Hewlett-Packard Co.
2.13%, 09/13/15	352	358,677
2.60%, 09/15/17	350	362,089
2.65%, 06/01/16	352	363,911
4.30%, 06/01/21[a]	262	279,978
4.38%, 09/15/21	150	159,783
4.65%, 12/09/21[a]	750	822,811
4.75%, 06/02/14	130	130,000
6.00%, 09/15/41	252	285,094
NetApp Inc.
2.00%, 12/15/17	80	81,182
Seagate HDD Cayman
4.75%, 06/01/23[b]	250	254,375

		7,295,772
CONSTRUCTION & ENGINEERING — 0.03%
Fluor Corp.
3.38%, 09/15/21	250	255,955

		255,955
CONSTRUCTION MATERIALS — 0.05%
CRH America Inc.
6.00%, 09/30/16	319	354,564

		354,564

Security	Principal (000s)	Value

CONSUMER FINANCE — 2.43%
American Express Co.
1.55%, 05/22/18	$302	$301,088
2.65%, 12/02/22[a]	362	353,668
4.05%, 12/03/42	275	261,487
6.80%, 09/01/66 (Call 09/01/16)[d]	128	141,440
7.00%, 03/19/18	556	663,323
American Express Credit Corp.
1.30%, 07/29/16	500	504,718
1.75%, 06/12/15	500	506,633
2.75%, 09/15/15	382	392,986
2.80%, 09/19/16	550	574,524
Series D
5.13%, 08/25/14	172	173,894
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	500	516,181
4.70%, 10/27/19	130	147,122
Capital One Bank (USA) N.A.
8.80%, 07/15/19	850	1,093,681
Capital One Financial Corp.
3.15%, 07/15/16	150	156,889
4.75%, 07/15/21	40	44,436
6.75%, 09/15/17	250	291,178
Caterpillar Financial Services Corp.
2.05%, 08/01/16	210	216,368
2.63%, 03/01/23[a]	340	328,760
7.15%, 02/15/19	250	304,660
Discover Financial Services
5.20%, 04/27/22	160	176,221
Ford Motor Credit Co. LLC
2.38%, 01/16/18	500	509,709
2.50%, 01/15/16	500	513,521
3.00%, 06/12/17	1,000	1,043,701
4.25%, 02/03/17	1,200	1,290,392
5.00%, 05/15/18	900	1,002,230
5.75%, 02/01/21	1,300	1,508,696
7.00%, 04/15/15	497	524,474
8.00%, 12/15/16	500	582,870
HSBC Finance Corp.
5.00%, 06/30/15	255	266,390
5.50%, 01/19/16	750	806,591
6.68%, 01/15/21	164	196,060
John Deere Capital Corp.
1.30%, 03/12/18	250	248,544
1.85%, 09/15/16	200	205,036
2.25%, 06/07/16	200	206,449
2.75%, 03/15/22	850	847,725
3.15%, 10/15/21	170	174,527
PACCAR Financial Corp.
0.70%, 11/16/15	200	200,906
Toyota Motor Credit Corp.
1.38%, 01/10/18	312	312,177
2.00%, 09/15/16	100	102,973
2.63%, 01/10/23	300	291,335
3.20%, 06/17/15	250	257,186
3.30%, 01/12/22	350	360,508
3.40%, 09/15/21	400	416,837

		19,018,094

90

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

CONTAINERS & PACKAGING — 0.07%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	$50	$53,361
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	212	218,353
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	15	15,702
5.75%, 11/01/40 (Call 05/01/40)	232	270,487

		557,903
DIVERSIFIED CONSUMER SERVICES — 0.10%
Emory University
5.63%, 09/01/19	40	47,063
Massachusetts Institute of Technology
5.60%, 07/01/11	105	134,630
Princeton University Series A
4.95%, 03/01/19	250	285,584
Stanford University
4.75%, 05/01/19	159	180,502
Vanderbilt University
5.25%, 04/01/19	125	143,259

		791,038
DIVERSIFIED FINANCIAL SERVICES — 8.02%
Alterra Finance LLC
6.25%, 09/30/20	100	116,981
Associates Corp. of North America
6.95%, 11/01/18	505	602,866
Bank of America Corp.
1.25%, 01/11/16	500	503,527
2.00%, 01/11/18	800	804,480
3.30%, 01/11/23	450	443,080
3.63%, 03/17/16	75	78,577
3.70%, 09/01/15	350	362,871
4.00%, 04/01/24	1,000	1,022,997
4.13%, 01/22/24	1,000	1,031,856
4.50%, 04/01/15	200	206,411
5.00%, 05/13/21	425	473,498
5.25%, 12/01/15[a]	575	610,952
5.42%, 03/15/17	700	771,241
5.45%, 07/15/14	51	51,306
5.63%, 07/01/20	450	517,688
5.65%, 05/01/18	400	455,074
5.70%, 01/24/22	370	429,347
5.75%, 12/01/17	250	282,724
5.88%, 01/05/21	375	438,372
5.88%, 02/07/42	250	296,406
6.05%, 05/16/16	750	819,605
6.11%, 01/29/37	300	346,054
6.40%, 08/28/17	526	603,063
6.50%, 08/01/16	275	306,337
6.88%, 04/25/18	425	502,722
7.63%, 06/01/19	520	645,669
7.75%, 05/14/38	550	752,838
Series 1
3.75%, 07/12/16	875	922,590
BBVA U.S. Senior SA Unipersonal
4.66%, 10/09/15[a]	900	944,426

Security	Principal (000s)	Value

BP Capital Markets PLC
1.38%, 05/10/18	$1,000	$992,240
1.85%, 05/05/17	350	357,308
2.50%, 11/06/22	250	238,977
3.13%, 10/01/15	375	388,481
3.20%, 03/11/16	100	104,739
3.56%, 11/01/21	500	522,648
3.88%, 03/10/15	250	256,869
3.99%, 09/26/23	250	263,851
4.50%, 10/01/20	300	333,471
4.74%, 03/11/21	100	112,381
4.75%, 03/10/19	250	280,442
Citigroup Inc.
1.25%, 01/15/16	350	352,034
1.70%, 07/25/16	750	759,400
3.38%, 03/01/23	400	396,300
3.88%, 10/25/23[a]	950	968,512
3.95%, 06/15/16	400	423,210
4.45%, 01/10/17	600	648,004
4.50%, 01/14/22	600	650,320
4.75%, 05/19/15	525	545,664
5.38%, 08/09/20	450	513,792
5.50%, 09/13/25	1,000	1,105,554
6.00%, 08/15/17	225	254,910
6.00%, 10/31/33	405	457,503
6.13%, 11/21/17	650	743,762
6.13%, 05/15/18	375	433,409
6.88%, 03/05/38	475	625,785
8.13%, 07/15/39	400	596,591
8.50%, 05/22/19	175	223,937
CME Group Inc.
3.00%, 09/15/22	112	111,931
Daimler Finance North America LLC
8.50%, 01/18/31	210	318,848
Deutsche Telekom International Finance BV
5.75%, 03/23/16	500	544,044
6.75%, 08/20/18	400	476,698
8.75%, 06/15/30	421	617,506
General Electric Capital Corp.
1.00%, 01/08/16	650	654,783
1.63%, 04/02/18[a]	900	903,879
2.25%, 11/09/15	800	820,766
2.95%, 05/09/16	675	704,752
3.10%, 01/09/23	270	269,425
3.50%, 06/29/15	75	77,491
4.63%, 01/07/21	225	250,901
4.65%, 10/17/21	175	195,104
4.88%, 03/04/15	500	517,091
5.00%, 01/08/16	185	198,092
5.30%, 02/11/21[a]	270	307,256
5.40%, 02/15/17	270	300,715
5.63%, 09/15/17	650	737,756
5.63%, 05/01/18	275	315,966
5.65%, 06/09/14	105	105,082
5.88%, 01/14/38	2,900	3,479,760
6.00%, 08/07/19	195	231,118
6.88%, 01/10/39	350	468,919
Series A
6.75%, 03/15/32	467	614,263
Series GMTN
6.38%, 11/15/67 (Call 11/15/17)[d]	400	446,000
Goldman Sachs Capital I
6.35%, 02/15/34	745	847,075
International Bank for Reconstruction and Development
0.88%, 04/17/17	1,500	1,504,189

91

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

1.00%, 09/15/16	$950	$959,969
1.13%, 07/18/17	1,000	1,007,331
2.13%, 03/15/16[a]	400	412,633
2.38%, 05/26/15	600	612,672
7.63%, 01/19/23	900	1,265,534
Series GDIF
1.88%, 03/15/19	1,000	1,016,676
J.P. Morgan Chase & Co.
1.13%, 02/26/16	500	502,465
2.60%, 01/15/16	250	257,162
3.15%, 07/05/16	400	417,708
3.20%, 01/25/23	1,750	1,734,516
3.45%, 03/01/16	332	347,029
4.25%, 10/15/20	600	650,116
4.35%, 08/15/21	580	630,843
4.40%, 07/22/20	242	265,007
4.50%, 01/24/22	500	547,026
4.63%, 05/10/21	500	552,607
5.13%, 09/15/14	315	319,092
5.40%, 01/06/42	480	544,355
5.50%, 10/15/40	300	342,364
5.60%, 07/15/41	500	579,360
6.00%, 01/15/18	719	825,542
6.30%, 04/23/19	330	391,457
6.40%, 05/15/38	525	660,198
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	250	264,452
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)	250	268,951
5.50%, 09/01/20	100	112,576
NASDAQ OMX Group Inc. (The)
5.25%, 01/16/18	83	91,684
5.55%, 01/15/20	250	277,168
National Rural Utilities Cooperative Finance Corp.
3.05%, 02/15/22 (Call 11/15/21)	302	307,289
10.38%, 11/01/18	300	405,561
Series C
8.00%, 03/01/32	325	467,938
ORIX Corp.
4.71%, 04/27/15	400	414,216
Voya Financial Inc.
5.50%, 07/15/22	250	286,822

		62,651,381
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.73%
AT&T Inc.
1.40%, 12/01/17	250	249,414
1.60%, 02/15/17	500	506,657
2.50%, 08/15/15	350	358,238
2.63%, 12/01/22 (Call 09/01/22)[a]	500	480,263
2.95%, 05/15/16	400	416,905
3.00%, 02/15/22	700	699,592
3.88%, 08/15/21[a]	436	463,211
4.35%, 06/15/45 (Call 12/15/44)	250	237,640
4.45%, 05/15/21	334	367,318
5.35%, 09/01/40	1,078	1,173,945
5.50%, 02/01/18	480	545,316
5.80%, 02/15/19	300	349,202
6.30%, 01/15/38	351	424,750
6.40%, 05/15/38	202	244,358
6.50%, 09/01/37	192	237,332
6.55%, 02/15/39	675	846,791

Security	Principal (000s)	Value

British Telecommunications PLC
1.63%, 06/28/16	$500	$507,556
5.95%, 01/15/18	400	459,333
9.63%, 12/15/30	328	523,516
Embarq Corp.
8.00%, 06/01/36	650	702,000
Orange
2.75%, 09/14/16	302	314,135
5.38%, 07/08/19	300	342,480
5.38%, 01/13/42	350	377,640
9.00%, 03/01/31	370	554,543
Pacific Bell Telephone Co.
7.13%, 03/15/26	250	323,990
Qwest Corp.
6.75%, 12/01/21	150	171,750
6.88%, 09/15/33 (Call 06/30/14)[a]	57	57,427
Royal KPN NV
8.38%, 10/01/30	250	346,771
Telefonica Emisiones SAU
3.19%, 04/27/18	800	834,150
3.99%, 02/16/16	55	57,791
4.57%, 04/27/23	500	528,914
5.13%, 04/27/20	250	279,261
5.46%, 02/16/21	200	227,132
5.88%, 07/15/19	210	243,247
6.42%, 06/20/16	250	276,342
Telefonica Europe BV
8.25%, 09/15/30	370	495,756
Verizon Communications Inc.
2.00%, 11/01/16	480	491,799
2.45%, 11/01/22 (Call 08/01/22)	400	376,366
3.00%, 04/01/16	400	416,741
3.50%, 11/01/21	668	687,442
3.65%, 09/14/18	2,750	2,946,110
3.85%, 11/01/42 (Call 05/01/42)	1,150	1,010,228
5.15%, 09/15/23	1,750	1,968,616
5.85%, 09/15/35	480	554,962
6.00%, 04/01/41	402	474,153
6.10%, 04/15/18[a]	220	255,595
6.40%, 09/15/33	1,500	1,844,332
6.40%, 02/15/38	350	427,459
6.55%, 09/15/43	1,457	1,838,697
7.75%, 12/01/30	475	649,207

		29,166,373
ELECTRIC UTILITIES — 4.33%
Alabama Power Co.
3.38%, 10/01/20	175	184,347
4.10%, 01/15/42	400	396,552
6.00%, 03/01/39	225	285,214
Series 1
5.65%, 03/15/35 (Call 03/15/15)	250	258,546
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	650	651,766
Appalachian Power Co.
7.00%, 04/01/38	200	272,531
Arizona Public Service Co.
4.50%, 04/01/42 (Call 10/01/41)	350	364,481
5.80%, 06/30/14	40	40,158
Berkshire Hathaway Energy Co.
5.15%, 11/15/43 (Call 05/15/43)	250	278,215
5.75%, 04/01/18	250	286,825
6.13%, 04/01/36	388	479,238
6.50%, 09/15/37	550	709,333

92

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

CenterPoint Energy Houston Electric LLC
4.50%, 04/01/44 (Call 10/01/43)	$250	$264,636
Cleveland Electric Illuminating Co. (The) Series D
7.88%, 11/01/17	250	301,355
Commonwealth Edison Co.
1.95%, 09/01/16 (Call 08/01/16)	100	102,425
3.40%, 09/01/21 (Call 06/01/21)	200	209,419
5.80%, 03/15/18	165	189,988
6.45%, 01/15/38	500	660,023
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	150	144,025
Detroit Edison Co. (The)
5.70%, 10/01/37	550	671,684
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)	450	487,129
4.25%, 12/15/41 (Call 06/15/41)	360	366,843
6.05%, 04/15/38	182	233,977
Duke Energy Corp.
1.63%, 08/15/17	250	252,628
2.15%, 11/15/16	330	339,034
3.05%, 08/15/22 (Call 05/15/22)	300	299,407
3.55%, 09/15/21 (Call 06/15/21)	200	209,807
3.75%, 04/15/24 (Call 01/15/24)	275	283,109
Duke Energy Florida Inc.
3.85%, 11/15/42 (Call 05/15/42)	650	619,429
5.65%, 04/01/40[a]	200	245,349
6.40%, 06/15/38	97	128,168
Duke Energy Indiana Inc.
6.35%, 08/15/38	200	261,195
Duke Energy Progress Inc.
5.30%, 01/15/19	200	229,103
Edison International
3.75%, 09/15/17	200	213,926
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	300	317,303
Entergy Texas Inc.
7.13%, 02/01/19	350	425,886
Exelon Corp.
4.90%, 06/15/15	332	345,742
FirstEnergy Solutions Corp.
6.05%, 08/15/21[a]	350	385,119
6.80%, 08/15/39	352	364,848
Florida Power & Light Co.
5.25%, 02/01/41 (Call 08/01/40)	250	294,854
5.95%, 02/01/38	350	444,202
5.96%, 04/01/39	235	300,413
Georgia Power Co.
4.30%, 03/15/42	245	246,076
5.40%, 06/01/40	150	174,315
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	50	55,429
Iberdrola International BV
6.75%, 07/15/36	200	244,897
Indiana Michigan Power Co.
7.00%, 03/15/19	200	243,310
Interstate Power & Light Co.
6.25%, 07/15/39	100	129,723
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	200	221,357
Kentucky Utilities Co.
1.63%, 11/01/15	50	50,766
5.13%, 11/01/40 (Call 05/01/40)	110	126,687

Security	Principal (000s)	Value

LG&E and KU Energy LLC
2.13%, 11/15/15	$200	$204,008
4.38%, 10/01/21 (Call 07/01/21)	150	161,504
Nevada Power Co.
6.65%, 04/01/36	250	333,392
7.13%, 03/15/19[a]	314	386,502
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	105	105,692
4.50%, 06/01/21 (Call 03/01/21)[a]	475	518,015
6.00%, 03/01/19[a]	150	174,768
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	400	432,727
5.80%, 02/01/42 (Call 08/01/41)	350	396,858
6.40%, 03/15/18	290	337,378
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	239,614
5.50%, 03/15/40	125	150,827
Oglethorpe Power Corp.
5.25%, 09/01/50	200	220,821
5.38%, 11/01/40	245	277,822
Ohio Power Co. Series M
5.38%, 10/01/21[a]	185	216,534
Oklahoma Gas & Electric Co.
5.25%, 05/15/41 (Call 11/15/40)	155	180,227
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	150	179,944
7.00%, 09/01/22	170	216,672
7.50%, 09/01/38	380	550,648
Pacific Gas & Electric Co.
3.75%, 02/15/24 (Call 11/15/23)[a]	325	335,243
4.75%, 02/15/44 (Call 08/15/43)	250	264,613
5.40%, 01/15/40	255	291,691
6.05%, 03/01/34	100	122,783
6.25%, 03/01/39	550	694,428
8.25%, 10/15/18	350	439,813
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	500	507,066
3.85%, 06/15/21 (Call 03/15/21)	260	280,815
6.00%, 01/15/39	250	316,264
Portland General Electric Co.
6.10%, 04/15/19	200	236,771
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	200	207,563
PPL Capital Funding Inc.
5.00%, 03/15/44 (Call 09/15/43)[a]	250	267,136
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	150	153,466
5.20%, 07/15/41 (Call 01/15/41)	275	318,688
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	600	660,155
7.75%, 03/01/31	225	315,557
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	750	717,072
4.75%, 08/15/41 (Call 02/15/41)	50	55,048
Public Service Co. of Oklahoma
4.40%, 02/01/21	200	219,865
South Carolina Electric & Gas Co.
6.05%, 01/15/38	125	156,542
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	200	216,238
5.50%, 08/15/18	300	345,430
5.50%, 03/15/40	350	420,441
5.75%, 04/01/35	260	320,006
6.00%, 01/15/34	62	78,232

93

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

Southern Co. (The)
1.95%, 09/01/16	$325	$333,255
2.38%, 09/15/15	200	204,451
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)	400	410,338
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	500	487,630
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	125	139,657
UIL Holdings Corp.
4.63%, 10/01/20	100	106,871
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	100	102,816
6.70%, 02/01/19[a]	460	552,018
Virginia Electric and Power Co.
2.95%, 01/15/22 (Call 10/15/21)	400	405,089
5.40%, 04/30/18	211	241,050
8.88%, 11/15/38	205	337,064
Series A
6.00%, 05/15/37	175	220,434
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	50	49,936
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	200	204,111
4.25%, 12/15/19	450	498,133
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	600	669,231
6.50%, 07/01/36	275	357,311

		33,835,066
ELECTRICAL EQUIPMENT — 0.41%
ABB Finance (USA) Inc.
1.63%, 05/08/17	40	40,467
2.88%, 05/08/22	800	795,877
Eaton Corp. PLC
1.50%, 11/02/17	250	251,090
4.00%, 11/02/32	552	551,092
5.60%, 05/15/18	212	242,983
Emerson Electric Co.
4.25%, 11/15/20	250	271,905
5.00%, 04/15/19	175	195,981
Rockwell Automation Inc.
6.70%, 01/15/28	125	161,892
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	400	390,011
Tyco Electronics Group SA
3.50%, 02/03/22 (Call 11/03/21)	150	153,070
6.55%, 10/01/17	127	147,014

		3,201,382
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.23%
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	300	307,982
Arrow Electronics Inc.
3.38%, 11/01/15	22	22,753
4.50%, 03/01/23 (Call 12/01/22)	250	262,827
Avnet Inc.
4.88%, 12/01/22	302	322,721
Corning Inc.
5.75%, 08/15/40	350	425,990
Ingram Micro Inc.
5.25%, 09/01/17	150	161,726
Jabil Circuit Inc.
4.70%, 09/15/22[a]	312	312,000

		1,815,999

Security	Principal (000s)	Value

ENERGY EQUIPMENT & SERVICES — 1.18%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	$350	$361,070
5.13%, 09/15/40	300	340,139
7.50%, 11/15/18	40	49,606
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	500	543,368
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	250	292,476
Ensco PLC
3.25%, 03/15/16	100	104,272
4.70%, 03/15/21	232	253,546
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	252	260,888
3.50%, 08/01/23 (Call 05/01/23)	250	256,988
4.50%, 11/15/41 (Call 05/15/41)	180	188,586
6.15%, 09/15/19	150	180,181
7.45%, 09/15/39	375	543,041
Nabors Industries Inc.
4.63%, 09/15/21	350	376,098
6.15%, 02/15/18	300	344,720
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	600	579,561
3.95%, 12/01/42 (Call 06/01/42)	92	87,137
Noble Holding International Ltd.
3.95%, 03/15/22[a]	250	254,556
4.63%, 03/01/21	30	32,146
4.90%, 08/01/20[a]	250	273,475
6.20%, 08/01/40	200	227,702
Pride International Inc.
6.88%, 08/15/20	500	607,077
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	240	257,221
5.00%, 09/01/17	100	109,826
Transocean Inc.
4.95%, 11/15/15	200	211,571
6.00%, 03/15/18[a]	246	277,417
6.38%, 12/15/21	325	372,569
6.50%, 11/15/20	100	114,779
6.80%, 03/15/38	125	140,091
7.35%, 12/15/41	85	105,441
7.50%, 04/15/31	250	294,354
Weatherford International Inc.
6.35%, 06/15/17	171	194,894
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)	130	137,933
6.50%, 08/01/36	200	235,645
6.75%, 09/15/40	300	364,594
9.63%, 03/01/19	187	246,423

		9,219,391
FOOD & STAPLES RETAILING — 1.51%
Costco Wholesale Corp.
1.13%, 12/15/17	125	124,508
1.70%, 12/15/19	425	417,494
5.50%, 03/15/17	168	188,595
CVS Caremark Corp.
5.75%, 06/01/17	430	486,815

94

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

5.75%, 05/15/41 (Call 11/15/40)[a]	$650	$774,624
6.13%, 08/15/16	171	189,003
6.25%, 06/01/27	178	222,242
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
4.13%, 04/10/19	250	264,373
6.50%, 06/15/17	300	340,378
Kroger Co. (The)
2.20%, 01/15/17	350	358,924
3.40%, 04/15/22 (Call 01/15/22)	350	355,933
5.40%, 07/15/40 (Call 01/15/40)	130	143,002
7.50%, 04/01/31	225	296,369
Safeway Inc.
3.95%, 08/15/20	400	409,000
Sysco Corp.
0.55%, 06/12/15	500	500,317
6.63%, 03/17/39	100	133,695
Wal-Mart Stores Inc.
0.60%, 04/11/16	750	752,246
1.13%, 04/11/18[a]	250	247,808
1.50%, 10/25/15	334	339,415
2.80%, 04/15/16	400	417,441
3.25%, 10/25/20	400	420,813
4.00%, 04/11/43 (Call 10/11/42)	380	367,804
4.25%, 04/15/21	192	212,986
5.00%, 10/25/40	220	245,554
5.25%, 09/01/35	385	447,827
5.63%, 04/15/41	580	705,676
6.20%, 04/15/38	1,000	1,286,631
6.50%, 08/15/37	240	318,192
Walgreen Co.
1.80%, 09/15/17	250	253,291
3.10%, 09/15/22	402	395,965
5.25%, 01/15/19	180	204,773

		11,821,694
FOOD PRODUCTS — 1.27%
Archer-Daniels-Midland Co.
5.38%, 09/15/35	371	428,922
5.45%, 03/15/18	72	82,125
5.77%, 03/01/41	250	310,049
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	250	263,528
8.50%, 06/15/19	300	378,086
Campbell Soup Co.
3.05%, 07/15/17	500	525,286
ConAgra Foods Inc.
1.30%, 01/25/16	212	213,949
3.20%, 01/25/23 (Call 10/25/22)	304	297,054
3.25%, 09/15/22	650	638,000
4.95%, 08/15/20	100	111,209
7.00%, 04/15/19	300	360,656
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	700	718,010
5.65%, 02/15/19	137	159,622
Hershey Co. (The)
1.50%, 11/01/16	112	113,769
4.13%, 12/01/20	100	110,586
Ingredion Inc.
4.63%, 11/01/20	150	163,135
Kellogg Co.
1.75%, 05/17/17	200	202,787
1.88%, 11/17/16	160	163,441
4.00%, 12/15/20	330	350,289

Security	Principal (000s)	Value

Series B
7.45%, 04/01/31	$222	$289,308
Kraft Foods Group Inc.
2.25%, 06/05/17	870	895,136
3.50%, 06/06/22	600	615,277
6.88%, 01/26/39	232	301,023
McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	30	32,073
Mead Johnson Nutrition Co.
4.90%, 11/01/19	350	388,389
Mondelez International Inc.
4.13%, 02/09/16	292	308,565
5.38%, 02/10/20	500	572,128
6.13%, 02/01/18	172	198,417
6.13%, 08/23/18	200	233,201
6.50%, 02/09/40	250	318,793
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	192	202,209

		9,945,022
GAS UTILITIES — 0.26%
AGL Capital Corp.
5.25%, 08/15/19	200	225,549
5.88%, 03/15/41 (Call 09/15/40)	200	247,389
Atmos Energy Corp.
4.15%, 01/15/43 (Call 07/15/42)	202	200,902
5.50%, 06/15/41 (Call 12/15/40)	100	119,193
8.50%, 03/15/19	132	170,021
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	431	471,434
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	250	246,172
4.90%, 12/01/21 (Call 09/01/21)	120	129,738
Questar Corp.
2.75%, 02/01/16	50	50,909
Southern Natural Gas Co. LLC
5.90%, 04/01/17[b]	163	182,004

		2,043,311
HEALTH CARE EQUIPMENT & SUPPLIES — 1.04%
Abbott Laboratories
4.13%, 05/27/20	200	221,152
5.13%, 04/01/19	196	223,218
5.30%, 05/27/40	218	259,093
Baxter International Inc.
1.85%, 01/15/17	300	306,512
3.20%, 06/15/23 (Call 03/15/23)	750	743,701
5.38%, 06/01/18	350	395,498
Becton, Dickinson and Co.
3.25%, 11/12/20	400	415,127
Boston Scientific Corp.
6.00%, 01/15/20	550	641,921
CareFusion Corp.
3.88%, 05/15/24 (Call 02/15/24)	80	80,757
5.13%, 08/01/14	122	122,882
Covidien International Finance SA
6.00%, 10/15/17	550	630,903
6.55%, 10/15/37	170	226,566
CR Bard Inc.
1.38%, 01/15/18	300	296,496
2.88%, 01/15/16	100	103,901

95

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	$100	$104,974
Medtronic Inc.
1.38%, 04/01/18	550	547,878
3.13%, 03/15/22 (Call 12/15/21)	400	408,556
4.45%, 03/15/20	300	335,475
5.55%, 03/15/40	140	167,041
5.60%, 03/15/19	250	288,563
St. Jude Medical Inc.
2.50%, 01/15/16	100	102,917
4.75%, 04/15/43 (Call 10/15/42)	352	362,994
Stryker Corp.
1.30%, 04/01/18	112	110,719
2.00%, 09/30/16	300	308,377
4.38%, 05/15/44 (Call 11/15/43)	250	249,678
Zimmer Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)	500	510,241

		8,165,140
HEALTH CARE PROVIDERS & SERVICES — 1.61%
Aetna Inc.
1.75%, 05/15/17 (Call 04/15/17)	164	166,265
2.75%, 11/15/22 (Call 08/15/22)	600	579,778
3.95%, 09/01/20	100	106,793
4.13%, 06/01/21 (Call 03/01/21)	130	140,880
6.63%, 06/15/36	142	185,747
AmerisourceBergen Corp.
3.50%, 11/15/21 (Call 08/15/21)	300	312,464
5.88%, 09/15/15	185	197,289
Cardinal Health Inc.
1.90%, 06/15/17	202	205,788
3.20%, 06/15/22	180	179,516
4.60%, 03/15/43	250	255,935
Cigna Corp.
4.38%, 12/15/20 (Call 09/15/20)[a]	150	164,003
4.50%, 03/15/21 (Call 12/15/20)	212	233,289
5.13%, 06/15/20	237	268,278
5.38%, 02/15/42 (Call 08/15/41)	180	205,715
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	150	174,343
Express Scripts Holding Co.
2.65%, 02/15/17	200	207,864
3.13%, 05/15/16	250	261,314
3.50%, 11/15/16	300	317,633
3.90%, 02/15/22[a]	210	220,574
4.75%, 11/15/21	186	206,181
6.13%, 11/15/41	42	50,788
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	212	207,991
6.45%, 06/01/16	210	232,349
7.20%, 06/15/18[a]	252	300,881
Laboratory Corp. of America Holdings
3.13%, 05/15/16	105	109,126
3.75%, 08/23/22 (Call 05/23/22)	250	253,304
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	212	203,240
3.80%, 03/15/24 (Call 12/15/23)	250	255,788
4.75%, 03/01/21 (Call 12/01/20)[a]	200	222,299
5.70%, 03/01/17	171	189,642
6.00%, 03/01/41 (Call 09/01/40)	130	155,269
Medco Health Solutions Inc.
2.75%, 09/15/15	350	359,013
7.13%, 03/15/18	250	295,425

Security	Principal (000s)	Value

Quest Diagnostics Inc.
4.70%, 04/01/21	$200	$216,257
5.45%, 11/01/15	105	111,727
6.95%, 07/01/37	250	304,452
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)	600	582,364
2.88%, 03/15/23	500	489,949
4.63%, 11/15/41 (Call 05/15/41)	200	210,887
4.70%, 02/15/21 (Call 11/15/20)[a]	350	392,577
5.38%, 03/15/16	250	268,699
5.80%, 03/15/36	99	120,617
6.00%, 02/15/18	98	113,035
6.88%, 02/15/38	250	340,371
WellPoint Inc.
1.88%, 01/15/18[a]	222	224,070
3.70%, 08/15/21 (Call 05/15/21)[a]	282	293,801
4.35%, 08/15/20	200	219,226
4.63%, 05/15/42	500	509,674
5.25%, 01/15/16	330	354,073
6.38%, 06/15/37	330	415,269

		12,591,812
HOTELS, RESTAURANTS & LEISURE — 0.50%
Darden Restaurants Inc.
4.50%, 10/15/21[a]	112	114,762
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	175	171,048
5.38%, 08/15/21 (Call 05/15/21)	132	148,478
International Game Technology
7.50%, 06/15/19[a]	150	177,428
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)[a]	200	204,928
3.25%, 09/15/22 (Call 06/15/22)	202	199,847
McDonald’s Corp.
2.63%, 01/15/22	175	173,405
3.70%, 02/15/42	250	231,470
5.35%, 03/01/18	185	211,319
6.30%, 10/15/37	450	585,603
6.30%, 03/01/38	430	562,331
Starbucks Corp.
3.85%, 10/01/23 (Call 07/01/23)[a]	200	210,852
Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)	200	207,397
4.25%, 03/01/22 (Call 12/01/21)	150	155,477
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	200	206,891
5.30%, 09/15/19	250	278,450
6.25%, 03/15/18	29	33,407

		3,873,093
HOUSEHOLD DURABLES — 0.14%
MDC Holdings Inc.
5.50%, 01/15/24 (Call 10/15/23)	100	102,500
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	250	252,543
Newell Rubbermaid Inc.
4.00%, 06/15/22 (Call 03/15/22)	112	116,893
4.70%, 08/15/20	100	108,913
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	200	200,571
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	200	213,582

96

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

Whirlpool Corp.
4.85%, 06/15/21[a]	$105	$115,784

		1,110,786
HOUSEHOLD PRODUCTS — 0.57%
Church & Dwight Co. Inc.
3.35%, 12/15/15	50	51,994
Clorox Co. (The)
3.80%, 11/15/21	450	473,635
Colgate-Palmolive Co.
1.30%, 01/15/17	600	605,129
2.95%, 11/01/20	250	253,527
Energizer Holdings Inc.
4.70%, 05/24/22	250	259,118
Kimberly-Clark Corp.
1.90%, 05/22/19	190	190,821
2.40%, 06/01/23	350	331,996
6.13%, 08/01/17	200	230,587
6.63%, 08/01/37	150	203,463
Procter & Gamble Co. (The)
1.45%, 08/15/16	340	346,410
2.30%, 02/06/22	452	440,813
4.70%, 02/15/19	450	510,165
5.55%, 03/05/37	428	522,666

		4,420,324
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.35%
Constellation Energy Group Inc.
4.55%, 06/15/15	309	320,674
Exelon Generation Co. LLC
5.20%, 10/01/19	200	225,110
5.60%, 06/15/42 (Call 12/15/41)	305	328,726
6.25%, 10/01/39	500	583,395
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[a]	200	201,136
6.20%, 05/15/16	147	159,942
PSEG Power LLC
4.15%, 09/15/21 (Call 06/15/21)	100	105,247
Southern Power Co.
5.15%, 09/15/41	100	108,945
Series D
4.88%, 07/15/15	200	209,343
TransAlta Corp.
1.90%, 06/03/17	500	501,906

		2,744,424
INDUSTRIAL CONGLOMERATES — 0.60%
3M Co.
1.38%, 09/29/16	150	152,724
5.70%, 03/15/37	250	310,453
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	202	202,313
Danaher Corp.
2.30%, 06/23/16	50	51,698
3.90%, 06/23/21 (Call 03/23/21)	210	226,424
5.40%, 03/01/19	252	288,923
General Electric Co.
0.85%, 10/09/15	180	181,049
2.70%, 10/09/22	630	620,323
4.13%, 10/09/42	750	740,388
5.25%, 12/06/17	293	331,882

Security	Principal (000s)	Value

Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	$200	$238,607
Koninklijke Philips NV
3.75%, 03/15/22	200	210,512
5.00%, 03/15/42	250	276,795
5.75%, 03/11/18	312	357,929
Parker Hannifin Corp. Series A
6.25%, 05/15/38	100	129,828
Pentair Finance SA
2.65%, 12/01/19	182	183,126
3.15%, 09/15/22 (Call 06/15/22)	202	197,541

		4,700,515
INSURANCE — 3.30%
ACE INA Holdings Inc.
2.60%, 11/23/15	320	329,458
5.88%, 06/15/14	40	40,068
5.90%, 06/15/19	200	234,811
Aflac Inc.
6.45%, 08/15/40	150	190,575
8.50%, 05/15/19	450	582,927
Alleghany Corp.
4.95%, 06/27/22	150	164,313
5.63%, 09/15/20	100	114,145
Allstate Corp. (The)
5.55%, 05/09/35	454	535,113
7.45%, 05/16/19	112	140,022
American International Group Inc.
3.80%, 03/22/17	260	278,841
4.88%, 09/15/16	260	282,502
4.88%, 06/01/22	500	559,519
5.05%, 10/01/15	300	317,459
5.85%, 01/16/18	186	212,607
6.25%, 03/15/37	700	749,000
6.40%, 12/15/20	322	390,205
8.18%, 05/15/68 (Call 05/15/38)[d]	450	605,250
8.25%, 08/15/18	300	374,858
Aon PLC
5.00%, 09/30/20	130	146,411
6.25%, 09/30/40	345	433,052
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20[a]	100	115,706
AXA SA
8.60%, 12/15/30	350	463,750
Axis Specialty Finance LLC
5.88%, 06/01/20	250	289,069
Berkshire Hathaway Finance Corp.
4.40%, 05/15/42	400	401,757
5.40%, 05/15/18[a]	290	331,969
5.75%, 01/15/40	130	156,745
Berkshire Hathaway Inc.
1.55%, 02/09/18	350	351,769
1.90%, 01/31/17	380	389,786
4.50%, 02/11/43	350	357,235
Chubb Corp. (The)
5.75%, 05/15/18	325	374,084
6.50%, 05/15/38	250	333,902
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)[a]	500	515,970
5.88%, 08/15/20	82	95,867
Fidelity National Financial Inc.
5.50%, 09/01/22	250	272,298

97

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

Genworth Holdings Inc.
5.75%, 06/15/14	$105	$105,174
6.52%, 05/22/18	132	153,244
7.63%, 09/24/21[a]	400	502,451
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	200	232,103
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	350	397,637
6.63%, 03/30/40	192	252,065
Infinity Property & Casualty Corp.
5.00%, 09/19/22	250	262,838
Kemper Corp.
6.00%, 11/30/15	100	107,197
Lincoln National Corp.
4.20%, 03/15/22	262	280,708
4.85%, 06/24/21	50	55,652
7.00%, 06/15/40	130	178,241
8.75%, 07/01/19	255	332,206
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	500	473,708
Manulife Financial Corp.
4.90%, 09/17/20[a]	250	276,918
Markel Corp.
5.35%, 06/01/21	300	337,002
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	200	222,757
5.75%, 09/15/15	173	183,937
MetLife Inc.
3.05%, 12/15/22	240	238,248
4.75%, 02/08/21	350	392,288
5.00%, 06/15/15	342	357,786
5.88%, 02/06/41	200	245,225
6.40%, 12/15/66 (Call 12/15/31)	265	292,825
6.75%, 06/01/16	150	167,551
7.72%, 02/15/19	625	782,161
Series D
4.37%, 09/15/23	750	811,090
Principal Financial Group Inc.
1.85%, 11/15/17	112	112,678
3.13%, 05/15/23[a]	202	197,158
3.30%, 09/15/22	252	251,844
6.05%, 10/15/36	132	160,605
Progressive Corp. (The)
3.75%, 08/23/21	400	427,178
6.70%, 06/15/67 (Call 06/15/17)[d]	40	44,500
Protective Life Corp.
8.45%, 10/15/39	130	184,355
Prudential Financial Inc.
3.00%, 05/12/16	55	57,291
5.10%, 08/15/43	250	273,259
5.63%, 06/15/43 (Call 06/15/23)[d]	450	475,875
5.70%, 12/14/36	285	334,346
5.88%, 09/15/42 (Call 09/15/22)[d]	250	266,875
7.38%, 06/15/19	250	310,592
8.88%, 06/15/68 (Call 06/15/18)[d]	500	611,250
Series D
4.75%, 09/17/15	200	210,582
6.00%, 12/01/17	250	287,583
6.63%, 12/01/37	55	71,345
Reinsurance Group of America Inc.
5.00%, 06/01/21	400	441,979
Torchmark Corp.
9.25%, 06/15/19	125	161,221

Security	Principal (000s)	Value

Transatlantic Holdings Inc.
8.00%, 11/30/39	$125	$172,952
Travelers Companies Inc. (The)
5.80%, 05/15/18	285	328,821
5.90%, 06/02/19	300	352,954
6.25%, 06/15/37	250	322,884
Travelers Property Casualty Corp.
6.38%, 03/15/33	150	193,181
Unum Group
7.13%, 09/30/16	175	199,242
WR Berkley Corp.
4.63%, 03/15/22	55	59,075
5.38%, 09/15/20	200	222,080
XLIT Ltd.
5.25%, 09/15/14	200	202,670
5.75%, 10/01/21	62	72,576

		25,779,006
INTERNET & CATALOG RETAIL — 0.13%
Amazon.com Inc.
0.65%, 11/27/15	112	112,252
1.20%, 11/29/17	250	248,733
2.50%, 11/29/22 (Call 08/29/22)	250	237,825
Expedia Inc.
5.95%, 08/15/20	252	279,720
QVC Inc.
3.13%, 04/01/19[b]	50	50,731
4.38%, 03/15/23	112	112,781

		1,042,042
INTERNET SOFTWARE & SERVICES — 0.25%
Baidu Inc.
3.50%, 11/28/22[a]	400	387,453
eBay Inc.
1.35%, 07/15/17	282	283,992
1.63%, 10/15/15	140	142,464
2.60%, 07/15/22 (Call 04/15/22)[a]	550	531,989
3.25%, 10/15/20 (Call 07/15/20)[a]	100	104,183
Google Inc.
2.13%, 05/19/16	300	309,778
3.63%, 05/19/21[a]	200	214,725

		1,974,584
IT SERVICES — 0.80%
Computer Sciences Corp.
6.50%, 03/15/18	240	277,226
Fidelity National Information Services Inc.
2.00%, 04/15/18	250	249,454
5.00%, 03/15/22 (Call 03/15/17)	302	319,376
Fiserv Inc.
3.13%, 06/15/16	25	26,101
3.50%, 10/01/22 (Call 07/01/22)	112	113,275
4.75%, 06/15/21	350	382,603
International Business Machines Corp.
1.25%, 02/06/17	500	503,973
1.25%, 02/08/18	300	298,615
1.95%, 07/22/16	600	616,065
2.90%, 11/01/21	500	509,777
4.00%, 06/20/42	165	159,786
5.60%, 11/30/39	342	413,305
5.70%, 09/14/17	684	779,569

98

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2014

Security		Principal (000s)	Value

7.63%, 10/15/18		$570	$709,290
Leidos Holdings Inc.
4.45%, 12/01/20	(Call 09/01/20)	200	205,625
Western Union Co. (The)
3.65%, 08/22/18[a]		250	260,852
5.25%, 04/01/20		160	176,372
5.93%, 10/01/16		230	253,337

			6,254,601
LEISURE EQUIPMENT & PRODUCTS — 0.07%
Hasbro Inc.
3.15%, 05/15/21	(Call 03/15/21)	55	55,713
Mattel Inc.
2.50%, 11/01/16		100	102,898
3.15%, 03/15/23	(Call 12/15/22)	275	267,597
4.35%, 10/01/20[a]		100	106,490

			532,698
LIFE SCIENCES TOOLS & SERVICES — 0.34%
Agilent Technologies Inc.
5.00%, 07/15/20		452	501,968
Life Technologies Corp.
5.00%, 01/15/21	(Call 10/15/20)	150	168,132
6.00%, 03/01/20		252	295,875
PerkinElmer Inc.
5.00%, 11/15/21	(Call 08/15/21)	50	54,053
Thermo Fisher Scientific Inc.
2.25%, 08/15/16		312	320,980
3.20%, 03/01/16		312	325,106
4.15%, 02/01/24	(Call 11/01/23)	500	526,348
4.50%, 03/01/21[a]		400	439,526

			2,631,988
MACHINERY — 0.61%
Caterpillar Inc.
3.40%, 05/15/24	(Call 02/15/24)	140	142,812
3.90%, 05/27/21		500	542,021
4.30%, 05/15/44	(Call 11/15/43)	170	171,343
5.20%, 05/27/41		400	456,987
5.70%, 08/15/16		290	319,398
Deere & Co.
2.60%, 06/08/22	(Call 03/08/22)	176	173,012
4.38%, 10/16/19		200	222,914
5.38%, 10/16/29		230	274,610
Dover Corp.
5.38%, 10/15/35		85	99,225
5.38%, 03/01/41	(Call 12/01/40)[a]	202	239,990
5.45%, 03/15/18		100	113,746
Illinois Tool Works Inc.
3.38%, 09/15/21	(Call 06/15/21)	100	104,509
3.50%, 03/01/24	(Call 12/01/23)	250	256,964
4.88%, 09/15/41	(Call 03/15/41)	100	108,210
6.25%, 04/01/19		112	131,235
Joy Global Inc.
5.13%, 10/15/21[a]		252	276,028
Kennametal Inc.
2.65%, 11/01/19	(Call 10/01/19)	302	298,106
Pentair Inc.
5.00%, 05/15/21	(Call 02/15/21)	50	55,333
Stanley Black & Decker Inc.
2.90%, 11/01/22		400	392,414

Security		Principal (000s)	Value

3.40%, 12/01/21	(Call 09/01/21)	$122	$125,900
Xylem Inc.
3.55%, 09/20/16		260	274,209

			4,778,966
MEDIA — 3.48%
21st Century Fox America Inc.
4.50%, 02/15/21		400	441,343
6.15%, 02/15/41		550	676,116
6.65%, 11/15/37		426	543,107
6.90%, 08/15/39		375	491,879
CBS Corp.
1.95%, 07/01/17		302	307,738
3.38%, 03/01/22	(Call 12/01/21)[a]	500	503,193
5.75%, 04/15/20		182	211,321
7.88%, 07/30/30		270	362,497
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22		200	291,322
Comcast Corp.
4.25%, 01/15/33		500	512,804
4.65%, 07/15/42		700	730,068
4.75%, 03/01/44		625	660,782
5.15%, 03/01/20		400	459,692
5.70%, 07/01/19		242	284,957
5.90%, 03/15/16		300	328,312
6.45%, 03/15/37		225	287,399
6.95%, 08/15/37		365	489,556
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18[a]		250	250,972
3.50%, 03/01/16		300	314,055
3.80%, 03/15/22[a]		300	309,423
5.00%, 03/01/21		350	390,022
5.15%, 03/15/42[a]		500	526,465
5.20%, 03/15/20		252	285,417
5.88%, 10/01/19		100	116,974
6.00%, 08/15/40	(Call 05/15/40)	90	103,250
6.38%, 03/01/41		200	242,244
Discovery Communications LLC
4.38%, 06/15/21		700	757,972
5.05%, 06/01/20		300	339,543
6.35%, 06/01/40		112	136,437
Grupo Televisa SAB de CV
6.63%, 03/18/25[a]		550	673,475
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23		162	162,374
4.00%, 03/15/22		100	102,567
NBCUniversal Media LLC
2.88%, 04/01/16		250	260,175
4.38%, 04/01/21		162	178,737
5.15%, 04/30/20		350	402,582
5.95%, 04/01/41		200	245,533
6.40%, 04/30/40		400	513,197
Omnicom Group Inc.
3.63%, 05/01/22		452	460,315
4.45%, 08/15/20		200	217,142
5.90%, 04/15/16		35	38,215
Scripps Networks Interactive Inc.
2.70%, 12/15/16		200	208,306
TCI Communications Inc.
7.13%, 02/15/28		500	656,841
Thomson Reuters Corp.
3.95%, 09/30/21	(Call 06/30/21)	200	209,331
5.65%, 11/23/43	(Call 05/23/43)	250	275,033

99

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2014

Security		Principal (000s)	Value

6.50%, 07/15/18		$192	$226,363
Time Warner Cable Inc.
4.00%, 09/01/21	(Call 06/01/21)	182	195,099
5.00%, 02/01/20		550	619,462
5.50%, 09/01/41	(Call 03/01/41)	602	669,682
5.85%, 05/01/17[a]		400	451,686
6.55%, 05/01/37		263	325,586
6.75%, 07/01/18		250	297,322
6.75%, 06/15/39		400	509,315
7.30%, 07/01/38		350	470,876
8.25%, 04/01/19		280	356,390
Time Warner Inc.
3.15%, 07/15/15		200	205,836
3.40%, 06/15/22		550	561,336
4.65%, 06/01/44	(Call 12/01/43)	500	500,594
4.75%, 03/29/21		210	234,477
4.88%, 03/15/20		140	157,580
5.88%, 11/15/16		330	368,854
6.10%, 07/15/40		450	540,916
6.25%, 03/29/41		58	71,189
7.63%, 04/15/31		650	895,625
7.70%, 05/01/32		197	275,700
Viacom Inc.
3.50%, 04/01/17		130	138,345
3.88%, 12/15/21[a]		600	630,294
4.50%, 03/01/21		200	218,479
5.85%, 09/01/43	(Call 03/01/43)	332	379,631
6.88%, 04/30/36		212	269,785
Walt Disney Co. (The)
1.10%, 12/01/17		434	431,497
1.13%, 02/15/17		142	142,704
2.35%, 12/01/22[a]		200	191,209
3.70%, 12/01/42		400	373,090
4.38%, 08/16/41		150	156,403
5.50%, 03/15/19		130	149,657
7.00%, 03/01/32		85	118,081
WPP Finance 2010
4.75%, 11/21/21		75	82,107

			27,173,853
METALS & MINING — 1.98%
Allegheny Technologies Inc.
9.38%, 06/01/19		150	186,914
Barrick Gold Corp.
3.85%, 04/01/22[a]		300	290,930
6.95%, 04/01/19[a]		212	251,938
Barrick North America Finance LLC
4.40%, 05/30/21		450	458,740
5.70%, 05/30/41		600	591,661
BHP Billiton Finance (USA) Ltd.
2.88%, 02/24/22		600	600,682
5.00%, 09/30/43		500	547,161
6.50%, 04/01/19		355	429,718
Cliffs Natural Resources Inc.
3.95%, 01/15/18[a]		180	182,368
4.80%, 10/01/20[a]		200	197,212
4.88%, 04/01/21	(Call 01/01/21)[a]	203	199,711
Freeport-McMoRan Copper & Gold Inc.
2.15%, 03/01/17		180	183,780
2.38%, 03/15/18		202	204,831
3.10%, 03/15/20		750	751,608
3.55%, 03/01/22	(Call 12/01/21)	380	373,705
5.45%, 03/15/43	(Call 09/15/42)	530	544,493

Security		Principal (000s)	Value

Glencore Canada Corp.
5.50%, 06/15/17		$250	$275,680
Kinross Gold Corp.
5.13%, 09/01/21	(Call 06/01/21)[a]	210	214,537
Newmont Mining Corp.
3.50%, 03/15/22	(Call 12/15/21)	230	216,781
4.88%, 03/15/42	(Call 09/15/41)	202	173,802
5.13%, 10/01/19		130	143,121
6.25%, 10/01/39		402	412,179
Nucor Corp.
5.75%, 12/01/17		329	375,669
6.40%, 12/01/37		250	305,897
Rio Tinto Finance (USA) Ltd.
2.25%, 09/20/16		250	257,741
3.75%, 09/20/21		450	473,538
5.20%, 11/02/40		280	303,162
6.50%, 07/15/18		255	301,638
9.00%, 05/01/19		182	239,580
Rio Tinto Finance (USA) PLC
2.88%, 08/21/22	(Call 05/21/22)[a]	850	825,453
4.13%, 08/21/42	(Call 02/21/42)	200	186,781
4.75%, 03/22/42	(Call 09/22/41)	130	132,751
Southern Copper Corp.
3.50%, 11/08/22[a]		210	205,004
6.75%, 04/16/40		250	271,590
7.50%, 07/27/35		550	642,026
Teck Resources Ltd.
3.00%, 03/01/19		152	154,296
3.85%, 08/15/17		50	53,228
4.75%, 01/15/22	(Call 10/15/21)	164	170,849
5.40%, 02/01/43	(Call 08/01/42)	500	492,609
6.13%, 10/01/35		212	224,305
Vale Overseas Ltd.
4.38%, 01/11/22[a]		350	359,495
4.63%, 09/15/20		250	267,800
6.25%, 01/23/17		289	322,703
6.88%, 11/21/36		876	973,075
Vale SA
5.63%, 09/11/42		500	488,368

			15,459,110
MULTI-UTILITIES — 1.16%
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43	(Call 09/01/42)	500	476,611
5.50%, 12/01/39		130	152,175
6.30%, 08/15/37		298	387,941
6.65%, 04/01/19		200	241,112
Consumers Energy Co.
3.38%, 08/15/23	(Call 05/15/23)	125	128,774
6.70%, 09/15/19		600	735,471
Delmarva Power & Light Co.
3.50%, 11/15/23	(Call 08/15/23)	250	257,794
Dominion Resources Inc.
1.25%, 03/15/17		500	500,422
4.45%, 03/15/21		225	248,120
7.00%, 06/15/38		250	335,712
8.88%, 01/15/19[a]		200	256,746
Series B
2.75%, 09/15/22	(Call 06/15/22)[a]	260	253,235
Series C
4.90%, 08/01/41	(Call 02/01/41)	250	266,534
5.15%, 07/15/15		57	59,871

100

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2014

Security		Principal (000s)	Value

DTE Energy Co.
3.85%, 12/01/23	(Call 09/01/23)	$100	$104,048
Integrys Energy Group Inc.
4.17%, 11/01/20		100	107,635
National Grid PLC
6.30%, 08/01/16		400	444,970
Public Service Electric & Gas Co.
2.38%, 05/15/23	(Call 02/15/23)	750	714,096
5.50%, 03/01/40		260	312,746
Series D
5.70%, 12/01/36		250	306,213
Puget Sound Energy Inc.
5.76%, 10/01/39		250	312,024
5.76%, 07/15/40		250	314,313
San Diego Gas & Electric Co.
3.00%, 08/15/21		200	205,511
3.95%, 11/15/41		300	293,468
6.00%, 06/01/39		200	257,874
SCANA Corp.
4.13%, 02/01/22	(Call 11/01/21)	200	208,526
4.75%, 05/15/21	(Call 02/15/21)	400	435,193
Sempra Energy
2.30%, 04/01/17		226	232,208
6.00%, 10/15/39		230	281,763
9.80%, 02/15/19		40	53,498
TECO Finance Inc.
6.57%, 11/01/17		135	155,675
Veolia Environnement SA
6.00%, 06/01/18		55	62,489

			9,102,768
MULTILINE RETAIL — 0.56%
Dollar General Corp.
3.25%, 04/15/23	(Call 01/15/23)[a]	302	289,401
Kohl’s Corp.
4.00%, 11/01/21	(Call 08/01/21)[a]	164	171,189
6.88%, 12/15/37		150	183,822
Macy’s Retail Holdings Inc.
3.88%, 01/15/22	(Call 10/15/21)	80	84,015
5.90%, 12/01/16		500	559,177
6.38%, 03/15/37		302	374,582
7.00%, 02/15/28		50	62,048
Nordstrom Inc.
5.00%, 01/15/44	(Call 07/15/43)[b]	197	214,490
6.25%, 01/15/18		212	242,696
Target Corp.
4.00%, 07/01/42		42	39,547
5.38%, 05/01/17		600	672,703
6.00%, 01/15/18		400	459,728
6.35%, 11/01/32		127	160,775
7.00%, 01/15/38		650	876,424

			4,390,597
OFFICE ELECTRONICS — 0.09%
Xerox Corp.
2.95%, 03/15/17		200	208,621
4.50%, 05/15/21		150	161,508
6.35%, 05/15/18		130	151,355
6.75%, 12/15/39		130	156,574

			678,058

Security		Principal (000s)	Value

OIL, GAS & CONSUMABLE FUELS — 6.66%
Anadarko Petroleum Corp.
5.95%, 09/15/16		$310	$344,721
6.20%, 03/15/40		500	618,952
6.38%, 09/15/17		340	392,999
6.45%, 09/15/36		299	375,465
Apache Corp.
2.63%, 01/15/23	(Call 10/15/22)[a]	250	242,398
3.25%, 04/15/22	(Call 01/15/22)	750	771,559
4.25%, 01/15/44	(Call 07/15/43)	150	146,958
5.10%, 09/01/40	(Call 03/01/40)	70	76,333
5.63%, 01/15/17		90	100,326
6.00%, 01/15/37		250	301,962
Buckeye Partners LP
4.88%, 02/01/21	(Call 11/01/20)	300	323,556
5.50%, 08/15/19		40	44,279
5.85%, 11/15/43	(Call 05/15/43)	100	111,731
Canadian Natural Resources Ltd.
3.45%, 11/15/21	(Call 08/15/21)	450	465,755
5.70%, 05/15/17		150	168,754
6.25%, 03/15/38		171	214,051
6.50%, 02/15/37		175	221,457
Cenovus Energy Inc.
4.45%, 09/15/42	(Call 03/15/42)	250	247,108
5.70%, 10/15/19		150	174,323
6.75%, 11/15/39[a]		200	260,045
Chevron Corp.
1.10%, 12/05/17	(Call 11/05/17)	1,000	997,086
1.72%, 06/24/18	(Call 05/24/18)	400	404,306
2.36%, 12/05/22	(Call 09/05/22)	850	815,397
ConocoPhillips
5.75%, 02/01/19		400	469,060
6.00%, 01/15/20		500	597,940
6.50%, 02/01/39		325	437,733
6.95%, 04/15/29		678	932,222
ConocoPhillips Co.
2.40%, 12/15/22	(Call 09/15/22)	1,250	1,203,189
Continental Resources Inc.
4.50%, 04/15/23	(Call 01/15/23)	350	374,830
4.90%, 06/01/44	(Call 12/01/43)[b]	25	25,864
DCP Midstream Operating LP
3.25%, 10/01/15		270	278,249
Devon Energy Corp.
4.00%, 07/15/21	(Call 04/15/21)[a]	250	266,091
4.75%, 05/15/42	(Call 11/15/41)	250	257,688
5.60%, 07/15/41	(Call 01/15/41)	100	114,876
6.30%, 01/15/19		280	330,335
7.95%, 04/15/32		220	311,741
El Paso Natural Gas Co.
8.38%, 06/15/32		100	136,976
El Paso Pipeline Partners Operating Co. LLC
7.50%, 11/15/40		260	339,856
Enbridge Energy Partners LP
4.20%, 09/15/21	(Call 06/15/21)[a]	180	190,819
9.88%, 03/01/19		132	174,232
Series B
7.50%, 04/15/38		250	332,163
Enbridge Inc.
5.60%, 04/01/17		500	558,585
5.80%, 06/15/14		60	60,099
Encana Corp.
3.90%, 11/15/21	(Call 08/15/21)[a]	450	475,236
5.90%, 12/01/17		160	182,922

101

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2014

Security		Principal (000s)	Value

6.50%, 02/01/38		$372	$465,594
Energy Transfer Partners LP
4.65%, 06/01/21	(Call 03/01/21)	352	379,495
5.15%, 02/01/43	(Call 08/01/42)	400	402,793
5.20%, 02/01/22	(Call 11/01/21)	150	166,033
6.05%, 06/01/41	(Call 12/01/40)	250	281,453
9.00%, 04/15/19		140	179,941
9.70%, 03/15/19		111	143,885
Enterprise Products Operating LLC
3.35%, 03/15/23	(Call 12/15/22)[a]	350	350,037
3.70%, 06/01/15		345	355,162
4.85%, 08/15/42	(Call 02/15/42)	200	207,054
5.70%, 02/15/42		270	310,071
6.45%, 09/01/40		250	311,934
7.55%, 04/15/38		250	344,709
Series D
6.88%, 03/01/33		400	511,547
Series G
5.60%, 10/15/14		252	256,761
Series L
6.30%, 09/15/17		400	461,532
EOG Resources Inc.
2.63%, 03/15/23	(Call 12/15/22)	462	446,668
4.10%, 02/01/21		100	108,944
5.63%, 06/01/19		180	210,351
5.88%, 09/15/17		150	171,556
EQT Corp.
4.88%, 11/15/21		202	218,047
8.13%, 06/01/19		250	307,139
Gulf South Pipeline Co. LP
4.00%, 06/15/22	(Call 03/15/22)	452	454,473
Hess Corp.
6.00%, 01/15/40		250	297,997
7.13%, 03/15/33		137	181,173
8.13%, 02/15/19		162	204,603
Husky Energy Inc.
3.95%, 04/15/22	(Call 01/15/22)	130	137,377
4.00%, 04/15/24	(Call 01/15/24)	400	417,263
6.80%, 09/15/37[a]		100	132,054
7.25%, 12/15/19		205	254,968
Kinder Morgan Energy Partners LP
3.45%, 02/15/23	(Call 11/15/22)	450	436,835
3.50%, 09/01/23	(Call 06/01/23)	400	386,506
3.95%, 09/01/22	(Call 06/01/22)	400	407,195
4.15%, 03/01/22		200	206,577
4.15%, 02/01/24	(Call 11/01/23)	250	252,808
5.30%, 09/15/20		750	839,549
5.95%, 02/15/18		88	100,594
6.50%, 02/01/37		84	98,153
6.55%, 09/15/40		200	236,742
6.95%, 01/15/38		310	379,274
Magellan Midstream Partners LP
4.25%, 02/01/21		180	195,104
Marathon Oil Corp.
5.90%, 03/15/18		450	517,468
6.00%, 10/01/17		250	286,096
6.60%, 10/01/37		200	257,443
Marathon Petroleum Corp.
3.50%, 03/01/16		50	52,307
5.13%, 03/01/21		54	61,286
6.50%, 03/01/41	(Call 09/01/40)	300	373,932
Murphy Oil Corp.
2.50%, 12/01/17		250	256,605
3.70%, 12/01/22	(Call 09/01/22)	240	237,615

Security		Principal (000s)	Value

Noble Energy Inc.
4.15%, 12/15/21	(Call 09/15/21)	$92	$98,583
6.00%, 03/01/41	(Call 09/01/40)	200	238,535
8.25%, 03/01/19		250	315,158
Occidental Petroleum Corp.
1.50%, 02/15/18	(Call 01/15/18)	300	300,328
1.75%, 02/15/17		352	359,132
2.70%, 02/15/23	(Call 11/15/22)[a]	502	488,337
3.13%, 02/15/22	(Call 11/15/21)	42	42,663
ONEOK Partners LP
2.00%, 10/01/17	(Call 07/01/17)	150	152,393
3.25%, 02/01/16	(Call 01/01/16)	202	209,971
3.38%, 10/01/22	(Call 07/01/22)	330	328,018
6.13%, 02/01/41	(Call 08/01/40)	40	47,097
6.65%, 10/01/36		171	210,472
8.63%, 03/01/19		180	228,534
Panhandle Eastern Pipe Line Co. LP
7.00%, 06/15/18		300	350,813
Petro-Canada
6.80%, 05/15/38		230	304,103
9.25%, 10/15/21		225	305,641
Petrohawk Energy Corp.
7.25%, 08/15/18	(Call 08/15/14)	450	472,500
Phillips 66
2.95%, 05/01/17		534	560,405
5.88%, 05/01/42		423	510,889
Pioneer Natural Resources Co.
3.95%, 07/15/22	(Call 04/15/22)	250	260,689
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23	(Call 10/31/22)	200	192,556
3.65%, 06/01/22	(Call 03/01/22)	250	258,402
3.95%, 09/15/15		250	260,444
5.15%, 06/01/42	(Call 12/01/41)	260	278,269
8.75%, 05/01/19		130	168,353
Plains Exploration & Production Co.
6.75%, 02/01/22	(Call 02/01/17)	250	280,312
Shell International Finance BV
0.63%, 12/04/15		200	200,411
2.00%, 11/15/18		225	228,770
2.25%, 01/06/23[a]		750	711,031
2.38%, 08/21/22		255	245,479
3.10%, 06/28/15		400	411,405
3.25%, 09/22/15		125	129,496
4.30%, 09/22/19		200	223,173
4.38%, 03/25/20		250	278,968
5.50%, 03/25/40		450	539,025
6.38%, 12/15/38		200	265,011
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21	(Call 03/15/21)	150	160,832
Southwestern Energy Co.
4.10%, 03/15/22	(Call 12/15/21)	250	262,771
Spectra Energy Partners LP
4.60%, 06/15/21	(Call 03/15/21)	200	218,781
Suncor Energy Inc.
6.10%, 06/01/18		187	217,595
6.50%, 06/15/38		400	513,809
6.85%, 06/01/39		130	174,077
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23	(Call 10/15/22)	210	207,552
6.10%, 02/15/42		250	285,528
Talisman Energy Inc.
3.75%, 02/01/21	(Call 11/01/20)	200	205,654
7.75%, 06/01/19		500	619,771

102

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2014

Security		Principal (000s)	Value

TC Pipelines LP
4.65%, 06/15/21	(Call 03/15/21)	$100	$106,537
Texas Eastern Transmission LP
7.00%, 07/15/32		250	324,208
Total Capital Canada Ltd.
2.75%, 07/15/23		400	388,069
Total Capital International SA
1.50%, 02/17/17		362	367,618
2.70%, 01/25/23[a]		600	582,872
3.75%, 04/10/24		250	260,693
Total Capital SA
3.00%, 06/24/15		375	385,185
4.13%, 01/28/21[a]		125	136,757
4.45%, 06/24/20		200	223,500
TransCanada PipeLines Ltd.
2.50%, 08/01/22		450	431,645
3.80%, 10/01/20		85	90,874
6.20%, 10/15/37		207	258,853
6.35%, 05/15/67	(Call 05/15/17)[d]	150	154,875
6.50%, 08/15/18		175	208,096
7.63%, 01/15/39		750	1,081,830
Valero Energy Corp.
6.13%, 02/01/20		250	295,728
6.63%, 06/15/37[a]		304	378,242
7.50%, 04/15/32		185	244,401
Western Gas Partners LP
4.00%, 07/01/22	(Call 04/01/22)	350	362,677
Williams Companies Inc. (The)
3.70%, 01/15/23	(Call 10/15/22)	292	275,284
8.75%, 03/15/32		209	264,526
Williams Partners LP
5.25%, 03/15/20		300	334,620
5.80%, 11/15/43	(Call 05/15/43)	100	112,625
6.30%, 04/15/40		442	523,959
7.25%, 02/01/17		230	263,987
XTO Energy Inc.
5.50%, 06/15/18		450	515,547

			52,017,874
PAPER & FOREST PRODUCTS — 0.28%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	(Call 10/11/21)[a]	112	114,240
7.25%, 07/29/19		100	117,175
Domtar Corp.
4.40%, 04/01/22	(Call 01/01/22)	152	157,167
6.25%, 09/01/42		160	175,804
Georgia-Pacific LLC
7.75%, 11/15/29		250	344,634
International Paper Co.
4.75%, 02/15/22	(Call 11/15/21)[a]	150	165,750
6.00%, 11/15/41	(Call 05/15/41)	50	59,940
7.50%, 08/15/21[a]		450	573,673
7.95%, 06/15/18		179	219,666
9.38%, 05/15/19		182	240,387

			2,168,436
PERSONAL PRODUCTS — 0.05%
Avon Products Inc.
6.50%, 03/01/19[a]		250	279,540

Security		Principal (000s)	Value

Estee Lauder Companies Inc. (The)
2.35%, 08/15/22		$100	$94,893

			374,433
PHARMACEUTICALS — 2.82%
AbbVie Inc.
1.75%, 11/06/17		542	547,257
2.00%, 11/06/18		400	403,411
2.90%, 11/06/22		850	834,477
4.40%, 11/06/42		325	326,437
Actavis Inc.
1.88%, 10/01/17		50	50,495
3.25%, 10/01/22	(Call 07/01/22)[a]	350	344,255
4.63%, 10/01/42	(Call 04/01/42)	30	29,636
6.13%, 08/15/19		400	467,181
Allergan Inc.
3.38%, 09/15/20		500	499,034
AstraZeneca PLC
4.00%, 09/18/42		210	201,311
5.40%, 06/01/14		40	40,000
5.90%, 09/15/17		357	409,460
6.45%, 09/15/37		475	615,745
Bristol-Myers Squibb Co.
2.00%, 08/01/22		400	374,313
5.88%, 11/15/36		376	463,685
6.13%, 05/01/38		230	292,217
Eli Lilly and Co.
4.65%, 06/15/44	(Call 12/15/43)	250	264,374
5.55%, 03/15/37		290	346,924
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23		500	488,208
5.65%, 05/15/18		600	692,060
6.38%, 05/15/38		504	654,696
GlaxoSmithKline Capital PLC
0.75%, 05/08/15		400	401,725
2.85%, 05/08/22		300	297,717
Johnson & Johnson
5.15%, 07/15/18		775	886,691
5.55%, 08/15/17		100	114,594
5.95%, 08/15/37		380	487,094
Merck & Co. Inc.
1.10%, 01/31/18		180	177,006
1.30%, 05/18/18		350	347,198
2.80%, 05/18/23		42	41,058
4.00%, 06/30/15		382	396,565
5.00%, 06/30/19		392	448,359
5.85%, 06/30/39		389	487,747
6.00%, 09/15/17		150	172,000
6.55%, 09/15/37		350	471,259
Mylan Inc.
1.35%, 11/29/16		400	400,996
5.40%, 11/29/43	(Call 05/29/43)	250	269,953
Novartis Capital Corp.
2.40%, 09/21/22		200	192,545
3.40%, 05/06/24		400	408,185
4.40%, 05/06/44		500	516,716
Novartis Securities Investment Ltd.
5.13%, 02/10/19		586	671,598
Perrigo Co. PLC
4.00%, 11/15/23	(Call 08/15/23)[b]	300	305,608
Pfizer Inc.
3.00%, 06/15/23[a]		800	794,469
6.20%, 03/15/19		132	156,803

103

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2014

Security		Principal (000s)	Value

7.20%, 03/15/39		$900	$1,268,854
Sanofi
1.25%, 04/10/18		600	593,308
2.63%, 03/29/16		250	259,615
4.00%, 03/29/21		350	380,278
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16		200	206,942
Series 2
3.65%, 11/10/21		200	206,074
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15		400	409,766
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20		250	245,596
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36[a]		285	338,492
Wyeth LLC
5.95%, 04/01/37		500	614,821
Zoetis Inc.
3.25%, 02/01/23	(Call 11/01/22)	400	395,276
4.70%, 02/01/43	(Call 08/01/42)	300	309,387

			22,019,471
PROFESSIONAL SERVICES — 0.11%
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22	(Call 09/01/22)[a]	250	256,752
Equifax Inc.
3.30%, 12/15/22	(Call 09/15/22)	200	195,936
6.30%, 07/01/17		100	112,637
Verisk Analytics Inc.
4.13%, 09/12/22		250	256,822

			822,147
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.17%
American Tower Corp.
4.50%, 01/15/18		112	122,108
5.05%, 09/01/20		300	329,261
AvalonBay Communities Inc.
2.95%, 09/15/22	(Call 06/15/22)	250	244,436
3.95%, 01/15/21	(Call 10/15/20)	50	53,521
5.70%, 03/15/17[a]		125	139,944
BioMed Realty LP
4.25%, 07/15/22	(Call 04/15/22)	192	199,712
Boston Properties LP
3.70%, 11/15/18	(Call 08/15/18)	100	107,123
4.13%, 05/15/21	(Call 02/15/21)	725	772,656
5.88%, 10/15/19		200	233,743
Brandywine Operating Partnership LP
4.95%, 04/15/18	(Call 03/15/18)	200	217,541
Camden Property Trust
4.25%, 01/15/24	(Call 10/15/23)	500	525,036
CBL & Associates LP
5.25%, 12/01/23	(Call 09/01/23)	250	263,914
CommonWealth REIT
6.25%, 06/15/17	(Call 12/15/16)	250	266,565
DDR Corp.
4.63%, 07/15/22	(Call 04/15/22)	450	481,435
Digital Realty Trust LP
4.50%, 07/15/15	(Call 04/15/15)[a]	200	206,352
5.25%, 03/15/21	(Call 12/15/20)[a]	210	225,243
Duke Realty LP
4.38%, 06/15/22	(Call 03/15/22)	450	464,002
8.25%, 08/15/19		125	155,795

Security		Principal (000s)	Value

ERP Operating LP
4.75%, 07/15/20	(Call 04/15/20)	$350	$388,954
5.25%, 09/15/14		125	126,648
5.75%, 06/15/17		332	374,936
Essex Portfolio LP
3.38%, 01/15/23	(Call 10/15/22)[b]	200	197,295
HCP Inc.
3.75%, 02/01/16		250	262,447
4.25%, 11/15/23	(Call 08/15/23)	250	261,482
5.38%, 02/01/21	(Call 11/03/20)	400	455,666
6.70%, 01/30/18		75	88,063
Health Care REIT Inc.
4.13%, 04/01/19	(Call 01/01/19)	400	431,787
4.95%, 01/15/21	(Call 10/15/20)	262	289,544
5.25%, 01/15/22	(Call 10/15/21)	200	224,252
6.20%, 06/01/16		200	219,126
Healthcare Realty Trust Inc.
6.50%, 01/17/17		125	138,076
Hospitality Properties Trust
5.00%, 08/15/22	(Call 02/15/22)	250	266,114
6.70%, 01/15/18	(Call 07/15/17)	125	138,607
Host Hotels & Resorts LP Series D
3.75%, 10/15/23	(Call 07/15/23)	375	374,765
Kilroy Realty LP
4.80%, 07/15/18	(Call 05/15/18)	350	382,090
Kimco Realty Corp.
4.30%, 02/01/18	(Call 11/01/17)	200	216,160
Liberty Property LP
4.75%, 10/01/20	(Call 07/01/20)	400	439,622
Mack-Cali Realty Corp.
7.75%, 08/15/19		212	255,769
National Retail Properties Inc.
5.50%, 07/15/21	(Call 04/15/21)	200	228,732
Omega Healthcare Investors Inc.
5.88%, 03/15/24	(Call 03/15/17)	500	522,500
Plum Creek Timberlands LP
3.25%, 03/15/23	(Call 12/15/22)	250	238,749
ProLogis LP
4.50%, 08/15/17		120	129,698
6.88%, 03/15/20	(Call 12/16/19)	345	413,589
Realty Income Corp.
3.25%, 10/15/22	(Call 07/15/22)	500	486,793
6.75%, 08/15/19		125	149,031
Simon Property Group LP
2.15%, 09/15/17	(Call 06/15/17)	200	206,144
2.75%, 02/01/23	(Call 11/01/22)	500	486,846
5.10%, 06/15/15		211	220,732
5.25%, 12/01/16	(Call 09/02/16)	182	199,970
5.65%, 02/01/20	(Call 11/01/19)	258	302,804
6.13%, 05/30/18		197	229,646
6.75%, 02/01/40	(Call 11/01/39)	250	343,518
UDR Inc.
4.25%, 06/01/18		125	135,216
4.63%, 01/10/22	(Call 10/10/21)	250	271,858
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18	(Call 01/15/18)	500	506,854
3.13%, 11/30/15		100	103,547
4.75%, 06/01/21	(Call 03/01/21)	300	331,140
Washington Real Estate Investment Trust
4.95%, 10/01/20	(Call 04/01/20)	250	270,216
Weyerhaeuser Co.
6.88%, 12/15/33		525	676,060

			16,993,433

104

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.02%
Regency Centers LP
5.88%, 06/15/17	$105	$118,432

		118,432
ROAD & RAIL — 1.13%
Burlington Northern Santa Fe LLC
3.05%, 03/15/22 (Call 12/15/21)	162	162,998
3.45%, 09/15/21 (Call 06/15/21)	678	706,498
3.75%, 04/01/24 (Call 01/01/24)[a]	400	414,734
4.45%, 03/15/43 (Call 09/15/42)	500	500,570
4.90%, 04/01/44 (Call 10/01/43)	250	267,340
5.75%, 05/01/40 (Call 11/01/39)	362	430,553
6.15%, 05/01/37	37	45,840
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	150	152,226
5.55%, 03/01/19	300	347,891
6.38%, 11/15/37	250	330,508
Canadian Pacific Railway Co.
5.95%, 05/15/37[a]	250	306,357
7.13%, 10/15/31	275	364,830
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	200	211,769
4.10%, 03/15/44 (Call 09/15/43)[a]	452	427,254
4.25%, 06/01/21 (Call 03/01/21)	50	54,406
6.15%, 05/01/37	102	125,529
6.22%, 04/30/40	100	125,393
7.38%, 02/01/19	250	306,961
Kansas City Southern de Mexico SA de CV
3.00%, 05/15/23 (Call 02/15/23)[a]	250	235,725
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	500	498,716
4.84%, 10/01/41	503	539,185
5.90%, 06/15/19	282	328,451
7.70%, 05/15/17	280	330,278
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	200	207,022
2.50%, 03/01/18 (Call 02/01/18)	200	205,672
3.50%, 06/01/17[a]	100	106,364
3.60%, 03/01/16	30	31,511
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	400	436,563
5.78%, 07/15/40	540	657,576

		8,858,720
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.38%
Applied Materials Inc.
2.65%, 06/15/16	100	103,861
4.30%, 06/15/21	200	219,202
Broadcom Corp.
2.38%, 11/01/15	50	51,258
2.70%, 11/01/18	162	166,017
Intel Corp.
1.35%, 12/15/17	500	501,052
1.95%, 10/01/16	137	140,994
2.70%, 12/15/22	250	245,903
3.30%, 10/01/21	350	364,159

Security	Principal (000s)	Value

4.80%, 10/01/41	$312	$337,844
Texas Instruments Inc.
0.45%, 08/03/15	250	249,859
1.65%, 08/03/19	400	392,980
2.38%, 05/16/16	202	209,218

		2,982,347
SOFTWARE — 0.79%
Adobe Systems Inc.
4.75%, 02/01/20	250	278,021
Autodesk Inc.
1.95%, 12/15/17	112	113,270
CA Inc.
5.38%, 12/01/19	42	47,457
Microsoft Corp.
1.63%, 09/25/15	250	254,388
1.63%, 12/06/18	250	250,828
2.38%, 05/01/23 (Call 02/01/23)	230	220,953
2.50%, 02/08/16	130	134,497
3.00%, 10/01/20[a]	180	187,829
3.50%, 11/15/42	250	226,795
4.20%, 06/01/19	222	247,044
4.50%, 10/01/40	350	368,193
5.30%, 02/08/41	212	249,102
Oracle Corp.
1.20%, 10/15/17	1,000	998,384
2.50%, 10/15/22	200	193,970
3.88%, 07/15/20	100	108,298
5.00%, 07/08/19	212	241,281
5.25%, 01/15/16	145	156,118
5.38%, 07/15/40	500	587,986
5.75%, 04/15/18	233	269,363
6.50%, 04/15/38	350	465,302
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	250	256,669
4.20%, 09/15/20	302	313,676

		6,169,424
SPECIALTY RETAIL — 0.71%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	53,197
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	350	361,559
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	252	289,645
Home Depot Inc. (The)
2.70%, 04/01/23 (Call 01/01/23)	250	243,678
4.20%, 04/01/43 (Call 10/01/42)	250	246,591
4.40%, 04/01/21 (Call 01/01/21)	450	502,815
5.40%, 03/01/16	970	1,052,200
5.88%, 12/16/36	150	184,314
5.95%, 04/01/41 (Call 10/01/40)	440	547,092
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	100	101,745
3.12%, 04/15/22 (Call 01/15/22)[a]	210	214,756
4.63%, 04/15/20 (Call 10/15/19)	152	169,689
5.40%, 10/15/16	40	43,958
5.50%, 10/15/35	175	202,212
6.65%, 09/15/37	600	786,744
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	252	273,509

105

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[a]	$160	$159,050
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	125	119,096

		5,551,850
TEXTILES, APPAREL & LUXURY GOODS — 0.08%
Cintas Corp. No. 2
2.85%, 06/01/16	350	359,707
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	80	75,587
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	150	157,090

		592,384
THRIFTS & MORTGAGE FINANCE — 0.03%
Countrywide Financial Corp.
6.25%, 05/15/16	235	257,444

		257,444
TOBACCO — 0.89%
Altria Group Inc.
4.00%, 01/31/24	800	825,308
4.13%, 09/11/15	164	171,264
4.75%, 05/05/21	500	554,088
9.25%, 08/06/19	246	328,199
9.70%, 11/10/18	475	627,111
10.20%, 02/06/39	193	323,413
Lorillard Tobacco Co.
3.50%, 08/04/16[a]	100	105,058
6.88%, 05/01/20[a]	500	595,087
Philip Morris International Inc.
2.50%, 05/16/16	300	311,389
2.50%, 08/22/22	192	185,479
2.90%, 11/15/21	627	632,952
4.13%, 03/04/43	212	203,447
5.65%, 05/16/18	600	692,123
6.38%, 05/16/38	450	571,181
Reynolds American Inc.
3.25%, 11/01/22	250	241,427
4.75%, 11/01/42	250	240,104
6.75%, 06/15/17[a]	180	207,568
7.25%, 06/15/37	114	142,442

		6,957,640
TRADING COMPANIES & DISTRIBUTORS — 0.08%
Air Lease Corp.
3.88%, 04/01/21 (Call 03/01/21)[a]	175	177,662
GATX Corp.
3.50%, 07/15/16	250	261,913
4.85%, 06/01/21	200	221,102

		660,677
WATER UTILITIES — 0.06%
American Water Capital Corp.
6.59%, 10/15/37	352	462,584

		462,584

Security	Principal (000s)	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.74%
Alltel Corp.
7.88%, 07/01/32	$35	$48,634
America Movil SAB de CV
2.38%, 09/08/16	300	308,287
3.13%, 07/16/22	500	493,511
4.38%, 07/16/42[a]	250	233,957
5.00%, 10/16/19[a]	300	337,353
5.00%, 03/30/20	550	619,105
6.13%, 03/30/40	300	355,845
New Cingular Wireless Services Inc.
8.75%, 03/01/31	250	373,938
Rogers Communications Inc.
5.00%, 03/15/44 (Call 09/15/43)	500	520,228
6.80%, 08/15/18	180	215,008
Vodafone Group PLC
1.50%, 02/19/18	300	298,825
2.50%, 09/26/22	250	233,667
2.95%, 02/19/23	500	478,818
5.45%, 06/10/19	450	517,853
5.63%, 02/27/17	150	167,746
6.15%, 02/27/37	505	596,147

		5,798,922

TOTAL CORPORATE BONDS & NOTES
(Cost: $613,073,965)		640,100,695

FOREIGN AGENCY OBLIGATIONS[f] — 8.32%

AUSTRIA — 0.20%
Oesterreichische Kontrollbank AG
1.13%, 07/06/15	425	429,102
4.50%, 03/09/15	150	154,944
5.00%, 04/25/17[a]	900	1,006,282

		1,590,328
BRAZIL — 0.79%
Banco do Brasil SA
3.88%, 10/10/22[a]	500	466,900
Petrobras Global Finance BV
2.00%, 05/20/16[a]	500	501,556
4.38%, 05/20/23	250	238,671
5.63%, 05/20/43	400	359,240
7.25%, 03/17/44[a]	650	716,286
Petrobras International Finance Co.
3.50%, 02/06/17	450	461,598
3.88%, 01/27/16	602	619,898
5.38%, 01/27/21	400	414,832
5.75%, 01/20/20	250	266,558
5.88%, 03/01/18[a]	534	583,897
6.75%, 01/27/41	750	778,130
6.88%, 01/20/40	250	263,129
7.88%, 03/15/19	400	467,311

		6,138,006
CANADA — 1.86%
British Columbia (Province of)
1.20%, 04/25/17	400	404,032
2.65%, 09/22/21[a]	355	362,466
7.25%, 09/01/36	300	442,598

106

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/17	$400	$402,068
Export Development Canada
0.50%, 09/15/15	500	501,337
1.00%, 05/15/17	1,000	1,005,337
Hydro-Quebec
1.38%, 06/19/17	600	606,609
2.00%, 06/30/16	180	185,487
8.05%, 07/07/24	435	606,300
Manitoba (Province of)
2.10%, 09/06/22	500	480,213
4.90%, 12/06/16	150	165,679
Nexen Energy ULC
5.88%, 03/10/35	250	280,738
6.20%, 07/30/19	150	177,053
6.40%, 05/15/37	171	201,574
7.50%, 07/30/39	192	256,136
Nova Scotia (Province of)
2.38%, 07/21/15	400	409,292
5.13%, 01/26/17	250	277,840
Ontario (Province of)
1.10%, 10/25/17[a]	900	899,211
1.20%, 02/14/18	800	796,938
1.60%, 09/21/16	400	408,868
2.30%, 05/10/16	600	621,471
4.00%, 10/07/19	800	884,213
4.10%, 06/16/14	75	75,100
4.40%, 04/14/20[a]	450	507,532
4.95%, 11/28/16[a]	850	939,084
Quebec (Province of)
2.63%, 02/13/23	650	637,010
2.75%, 08/25/21[a]	75	76,207
3.50%, 07/29/20[a]	305	327,973
4.60%, 05/26/15	275	286,573
5.00%, 03/01/16	270	291,587
5.13%, 11/14/16	188	208,265
7.50%, 09/15/29	570	818,003

		14,542,794
CHINA — 0.03%
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	250	234,810

		234,810
COLOMBIA — 0.08%
Ecopetrol SA
7.63%, 07/23/19[a]	500	607,500

		607,500
GERMANY — 2.02%
FMS Wertmanagement AoeR
0.63%, 04/18/16	400	401,609
1.63%, 11/20/18	500	503,509
KfW
0.50%, 09/30/15	500	501,438
0.50%, 04/19/16	350	350,757
1.25%, 10/26/15	700	709,443
1.25%, 10/05/16	850	863,465
2.00%, 06/01/16	550	567,061
2.00%, 10/04/22	650	627,283

Security	Principal (000s)	Value

2.13%, 01/17/23	$3,150	$3,057,366
2.38%, 08/25/21[a]	675	680,825
2.63%, 02/16/16	550	571,292
2.63%, 01/25/22	800	816,155
2.75%, 09/08/20[a]	700	730,332
4.00%, 01/27/20	650	724,343
4.50%, 07/16/18	450	506,823
4.88%, 01/17/17	500	554,136
4.88%, 06/17/19	500	577,304
5.13%, 03/14/16	510	553,079
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	650	644,264
1.38%, 10/23/19	400	391,674
1.88%, 09/17/18	450	458,823
2.13%, 07/15/16	175	181,173
2.38%, 09/13/17	350	365,796
3.13%, 07/15/15	275	283,740
5.00%, 11/08/16	170	187,864

		15,809,554
JAPAN — 0.47%
Japan Bank for International Cooperation
1.13%, 07/19/17[a]	1,000	1,005,486
Japan Finance Corp.
2.50%, 01/21/16	300	310,382
2.50%, 05/18/16	500	519,644
2.88%, 02/02/15	700	712,569
Japan Finance Organization for Municipalities
4.00%, 01/13/21	500	551,028
5.00%, 05/16/17	500	558,515

		3,657,624
MEXICO — 0.63%
Petroleos Mexicanos
3.50%, 01/30/23	650	627,250
4.88%, 01/24/22	600	643,500
5.50%, 01/21/21	840	934,500
5.75%, 03/01/18	450	501,750
6.38%, 01/23/45[b]	500	575,000
6.50%, 06/02/41	900	1,041,750
6.63%, 06/15/35	320	372,800
8.00%, 05/03/19	200	246,000

		4,942,550
NORWAY — 0.32%
Statoil ASA
3.13%, 08/17/17	850	902,240
3.15%, 01/23/22	600	613,594
4.80%, 11/08/43	250	275,538
5.10%, 08/17/40	500	569,121
5.25%, 04/15/19	120	137,964

		2,498,457
SOUTH KOREA — 0.56%
Export-Import Bank of Korea (The)
4.00%, 01/11/17	500	535,838
4.13%, 09/09/15	300	312,860
5.00%, 04/11/22	500	569,244
5.13%, 06/29/20	500	567,877

107

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

Korea Development Bank (The)
1.50%, 01/22/18	$500	$494,234
3.88%, 05/04/17	1,000	1,066,731
4.38%, 08/10/15	500	520,890
Korea Finance Corp.
4.63%, 11/16/21	300	331,132

		4,398,806
SUPRANATIONAL — 1.19%
Asian Development Bank
0.50%, 06/20/16	830	831,196
1.13%, 03/15/17	800	808,098
1.75%, 03/21/19	1,000	1,009,811
1.88%, 10/23/18	205	209,207
2.50%, 03/15/16	600	622,886
Inter-American Development Bank
0.88%, 03/15/18	900	889,338
1.13%, 03/15/17	1,525	1,540,647
1.38%, 10/18/16	475	484,038
2.25%, 07/15/15	350	357,930
3.00%, 02/21/24	1,000	1,031,829
3.88%, 02/14/20	600	665,133
5.13%, 09/13/16	755	833,227

		9,283,340
SWEDEN — 0.17%
Svensk Exportkredit AB
1.13%, 04/05/18	900	892,239
5.13%, 03/01/17	385	429,489

		1,321,728

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $63,627,384)		65,025,497

FOREIGN GOVERNMENT OBLIGATIONS[f] — 5.07%

BRAZIL — 0.86%
Brazil (Federative Republic of)
2.63%, 01/05/23	1,500	1,395,000
4.88%, 01/22/21[a]	500	548,750
5.88%, 01/15/19[a]	550	628,925
6.00%, 01/17/17	550	611,325
7.13%, 01/20/37[a]	687	876,956
8.00%, 01/15/18	172	192,640
8.25%, 01/20/34	275	382,250
8.75%, 02/04/25[a]	175	246,750
10.13%, 05/15/27	800	1,272,000
11.00%, 08/17/40 (Call 08/17/15)	507	570,375

		6,724,971
CANADA — 0.05%
Canada (Government of)
0.88%, 02/14/17	400	402,117

		402,117
CHILE — 0.07%
Chile (Republic of)
3.25%, 09/14/21	300	307,050
3.88%, 08/05/20	250	269,625

		576,675

Security	Principal (000s)	Value

COLOMBIA — 0.47%
Colombia (Republic of)
2.63%, 03/15/23 (Call 12/15/22)	$500	$470,000
4.38%, 07/12/21[a]	400	431,000
6.13%, 01/18/41[a]	500	593,750
7.38%, 01/27/17	500	575,000
7.38%, 03/18/19	500	612,500
7.38%, 09/18/37[a]	750	1,018,125

		3,700,375
ISRAEL — 0.12%
Israel (State of)
4.50%, 01/30/43	500	485,000
5.13%, 03/26/19	405	461,700

		946,700
ITALY — 0.31%
Italy (Republic of)
4.50%, 01/21/15[a]	700	717,906
5.25%, 09/20/16	350	383,348
5.38%, 06/12/17	500	555,213
5.38%, 06/15/33	500	582,688
6.88%, 09/27/23	125	157,750

		2,396,905
MEXICO — 0.80%
United Mexican States
3.63%, 03/15/22[a]	400	416,000
4.75%, 03/08/44	850	858,500
5.13%, 01/15/20	110	123,310
5.63%, 01/15/17[a]	950	1,055,925
5.95%, 03/19/19[a]	165	191,813
6.05%, 01/11/40	1,400	1,694,000
6.75%, 09/27/34	500	643,750
7.50%, 04/08/33[a]	545	749,375
11.38%, 09/15/16	400	503,000

		6,235,673
PANAMA — 0.15%
Panama (Republic of)
5.20%, 01/30/20[a]	500	558,750
6.70%, 01/26/36[a]	475	584,250

		1,143,000
PERU — 0.29%
Peru (Republic of)
5.63%, 11/18/50[a]	250	282,500
6.55%, 03/14/37	250	313,750
7.13%, 03/30/19	150	183,750
7.35%, 07/21/25[a]	700	924,000
8.38%, 05/03/16	250	286,250
8.75%, 11/21/33	155	237,925

		2,228,175

108

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

PHILIPPINES — 0.49%
Philippines (Republic of the)
4.00%, 01/15/21	$800	$858,400
6.38%, 10/23/34	2,300	2,981,375

		3,839,775
POLAND — 0.29%
Poland (Republic of)
3.88%, 07/16/15	600	622,188
4.00%, 01/22/24	250	258,845
5.00%, 10/19/15	150	159,057
5.00%, 03/23/22	355	398,676
5.13%, 04/21/21	300	339,510
6.38%, 07/15/19[a]	425	505,172

		2,283,448
SOUTH AFRICA — 0.21%
South Africa (Republic of)
4.67%, 01/17/24[a]	700	723,996
5.50%, 03/09/20	300	332,196
6.50%, 06/02/14	40	40,000
6.88%, 05/27/19	500	584,060

		1,680,252
SOUTH KOREA — 0.07%
Korea (Republic of)
4.88%, 09/22/14	212	214,438
7.13%, 04/16/19	250	309,373

		523,811
TURKEY — 0.75%
Turkey (Republic of)
3.25%, 03/23/23[a]	2,000	1,847,760
4.88%, 04/16/43	2,100	1,989,750
6.63%, 02/17/45	400	464,160
6.75%, 04/03/18	1,000	1,134,170
7.50%, 07/14/17	400	457,104

		5,892,944
URUGUAY — 0.14%
Uruguay (Republic of)
4.50%, 08/14/24[a]	1,000	1,070,000

		1,070,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $39,185,959)		39,644,821

MUNICIPAL DEBT OBLIGATIONS — 3.20%

ARIZONA — 0.03%
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues BAB
4.84%, 01/01/41	250	282,815

		282,815

Security	Principal (000s)	Value

CALIFORNIA — 0.92%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
6.26%, 04/01/49	$400	$545,468
Series S1
7.04%, 04/01/50	30	42,644
County of Sonoma RB Miscellaneous Revenue
Series A
6.00%, 12/01/29(GTD)	250	274,870
East Bay Municipal Utility District RB Water Revenue BAB
Series B
5.87%, 06/01/40	180	227,504
Los Angeles Community College District GO BAB
6.75%, 08/01/49	200	286,582
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue BAB
Series A
5.74%, 06/01/39	60	72,150
Los Angeles County Public Works Financing Authority RB Lease Abatement BAB
7.49%, 08/01/33	40	50,677
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
6.57%, 07/01/45	155	215,166
Los Angeles Department of Water & Power RB Water Revenue BAB
6.60%, 07/01/50	165	230,990
Los Angeles Unified School District GO BAB
6.76%, 07/01/34	500	671,330
Orange County Local Transportation Authority RB Sales Tax Revenue
Series A
6.91%, 02/15/41	100	135,641
San Diego County Regional Transportation Commission RB Sales Tax Revenue BAB
5.91%, 04/01/48	150	193,524
San Diego County Water Authority RB Water Revenue BAB
6.14%, 05/01/49	100	131,530
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.00%, 11/01/40	225	283,210
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	100	119,646
State of California GO
5.45%, 04/01/15	390	405,815
6.20%, 03/01/19	400	478,632
State of California GO BAB
5.70%, 11/01/21	200	240,376
7.50%, 04/01/34	450	638,500
7.55%, 04/01/39	420	616,165
7.60%, 11/01/40	365	541,419
7.70%, 11/01/30 (Call 11/01/20)	100	123,745
University of California Regents RB College & University Revenue BAB
5.77%, 05/15/43	450	545,819
5.95%, 05/15/45	100	124,027

		7,195,430
COLORADO — 0.02%
Colorado Department of Transportation RB Bridge Enterprise Revenue
Series A
6.08%, 12/01/40	100	127,222

		127,222
CONNECTICUT — 0.05%
State of Connecticut GO
Series A
5.85%, 03/15/32	300	368,724

		368,724

109

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

GEORGIA — 0.10%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB
Project J, Series 2010A
6.64%, 04/01/57	$350	$424,144
Project M, Series 2010A
6.66%, 04/01/57	200	239,038
State of Georgia GO Series H
4.50%, 11/01/25	100	112,297

		775,479
ILLINOIS — 0.43%
Chicago Board of Education GO BAB
Series E
6.14%, 12/01/39	125	129,075
Chicago Transit Authority RB Sales Tax Revenue
Series A
6.90%, 12/01/40	440	544,491
City of Chicago GO
Series C
7.78%, 01/01/35	200	248,232
City of Chicago RB Sewer Revenue
Series B
6.90%, 01/01/40	105	125,919
City of Chicago RB Water Revenue BAB
Series B
6.74%, 11/01/40	50	59,793
Metropolitan Water Reclamation District of Greater Chicago GOL
5.72%, 12/01/38	200	241,140
State of Illinois GO
4.42%, 01/01/15	400	408,712
5.10%, 06/01/33	250	252,980
5.37%, 03/01/17	250	274,508
5.88%, 03/01/19	210	237,449
State of Illinois GO BAB
Series 3
6.73%, 04/01/35	100	116,478
Series 5
7.35%, 07/01/35	600	728,322

		3,367,099
MASSACHUSETTS — 0.11%
Commonwealth of Massachusetts GO BAB
Series E
4.20%, 12/01/21	235	258,812
Commonwealth of Massachusetts GOL BAB
Series D
4.50%, 08/01/31	230	251,496
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.73%, 06/01/40	100	124,384
Massachusetts School Building Authority RB Dedicated Sales Tax Revenue BAB
5.72%, 08/15/39	205	245,961

		880,653
MISSISSIPPI — 0.01%
State of Mississippi GO
5.25%, 11/01/34	100	115,300

		115,300

Security	Principal (000s)	Value

MISSOURI — 0.01%
University of Missouri Curators RB College & University Revenue BAB
5.79%, 11/01/41	$40	$51,516

		51,516
NEVADA — 0.01%
Clark County RB Port Airport & Marina Revenue BAB
Series C
6.82%, 07/01/45	40	55,232

		55,232
NEW JERSEY — 0.28%
New Jersey Economic Development Authority RB Lease Appropriation
Series B
0.00%, 02/15/20 (AGM)	300	252,039
0.00%, 02/15/23 (AGM)	120	85,934
0.00%, 02/15/24 (AGM)	250	170,673
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series A
7.43%, 02/15/29 (NPFGC)	300	392,298
New Jersey State Turnpike Authority RB Highway Revenue Tolls BAB
7.10%, 01/01/41	77	108,064
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB
Series F
7.41%, 01/01/40	335	487,827
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
Series C
5.75%, 12/15/28	250	295,220
6.10%, 12/15/28 (Call 12/15/20)	250	282,243
Rutgers - State University of New Jersey RB College & University Revenue BAB
5.67%, 05/01/40	100	122,712

		2,197,010
NEW YORK — 0.53%
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	250	366,235
Series C-1
6.69%, 11/15/40	30	40,217
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.44%, 06/15/43	200	241,944
5.72%, 06/15/42	350	438,382
New York City Transitional Finance Authority RB Sales Tax Revenue BAB
5.51%, 08/01/37	205	247,056
New York State Dormitory Authority RB State Personal Income Tax Revenue BAB
5.63%, 03/15/39	250	301,085
Series H
5.43%, 03/15/39	300	354,474
New York State Urban Development Corp. RB State Personal Income Tax BAB
5.77%, 03/15/39	275	331,460
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.46%, 10/01/62	50	50,237
4.93%, 10/01/51 (GOI)	250	278,530
5.86%, 12/01/24 (GOI)	400	488,956
6.04%, 12/01/29 (GOI)	250	311,942
State of New York GO BAB
5.85%, 06/01/40	400	491,484
5.97%, 03/01/36	150	182,725

		4,124,727

110

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

OHIO — 0.12%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
7.50%, 02/15/50	$195	$269,636
8.08%, 02/15/50	100	150,792
Series E
6.27%, 02/15/50	100	119,143
Northeast Ohio Regional Sewer District RB Sewer Revenue BAB
6.04%, 11/15/40 (Call 11/15/20)	100	110,214
Ohio State University (The) RB General Receipts Revenue BAB
4.91%, 06/01/40	250	284,288

		934,073
OREGON — 0.11%
Oregon State Department of Transportation RB Fuel Sales Tax Revenue Series 2010A
5.83%, 11/15/34	250	310,058
State of Oregon GO
5.76%, 06/01/23	250	295,085
5.89%, 06/01/27	200	246,444

		851,587
PENNSYLVANIA — 0.05%
Commonwealth of Pennsylvania GO BAB Series B
4.65%, 02/15/26	300	331,107
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB Series B
5.51%, 12/01/45	40	46,811

		377,918
TEXAS — 0.34%
City of Houston GOL Series A
6.29%, 03/01/32	150	186,756
City of San Antonio RB Electric Power & Light Revenues BAB
5.72%, 02/01/41	400	500,280
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
6.00%, 12/01/44	300	387,411
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44	100	121,328
North Texas Tollway Authority RB Highway Revenue Tolls
6.72%, 01/01/49	250	344,167
State of Texas GO BAB
5.52%, 04/01/39	300	375,048
Texas State Transportation Commission RB Highway Revenue Tolls BAB
Series B
5.03%, 04/01/26	100	115,540
5.18%, 04/01/30	250	296,610
University of Texas System Board of Regents RB College & University Revenue Series B
6.28%, 08/15/41 (Call 08/15/19)	300	338,943

		2,666,083

Security	Principal or Shares (000s)	Value

UTAH — 0.01%
State of Utah GO BAB Series D
4.55%, 07/01/24	$75	$84,536

		84,536
WASHINGTON — 0.05%
State of Washington GO BAB Series D
5.48%, 08/01/39	250	306,382
Washington State Convention Center Public Facilities District RB Hotel Occupancy Tax
6.79%, 07/01/40	50	59,582

		365,964
WISCONSIN — 0.02%
State of Wisconsin RB General Fund Series A
5.70%, 05/01/26(AGM)	125	151,409

		151,409

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $22,074,378)		24,972,777

SHORT-TERM INVESTMENTS — 8.42%

MONEY MARKET FUNDS — 8.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,g,h]	53,773	53,772,518
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,g,h]	4,243	4,242,937
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,g]	7,745	7,745,117

		65,760,572

TOTAL SHORT-TERM INVESTMENTS (Cost: $65,760,572)		65,760,572

TOTAL INVESTMENTS IN SECURITIES — 106.93% (Cost: $803,722,258)		835,504,362
Other Assets, Less Liabilities — (6.93)%		(54,157,798)

NET ASSETS — 100.00%		$781,346,564

BAB — Build America Bond

GO — General Obligation

GOI — General Obligation of the Issuer

111

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2014

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

RB — Revenue Bond

Insured by:

AGM — Assured Guaranty Municipal Corp.

NPFGC — National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Affiliated issuer. See Note 2.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

112

Schedule of Investments (Unaudited)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 34.74%

AEROSPACE & DEFENSE — 0.52%
Boeing Co. (The)
0.95%, 05/15/18	$75	$73,453
Honeywell International Inc.
5.00%, 02/15/19	50	56,875
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	50	55,349
Lockheed Martin Corp.
4.07%, 12/15/42	75	72,991
Northrop Grumman Corp.
3.50%, 03/15/21	75	78,185
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	50	48,099
3.13%, 10/15/20	60	62,343
Textron Inc.
3.65%, 03/01/21	50	51,604
United Technologies Corp.
1.80%, 06/01/17	60	61,363
3.10%, 06/01/22	60	61,117
4.50%, 06/01/42	50	52,266
6.05%, 06/01/36	26	33,115

		706,760
AIR FREIGHT & LOGISTICS — 0.12%
FedEx Corp.
3.88%, 08/01/42	20	18,066
4.00%, 01/15/24	50	52,200
United Parcel Service Inc.
2.45%, 10/01/22	50	48,604
3.63%, 10/01/42	50	46,496

		165,366
AIRLINES — 0.06%
Continental Airlines Inc. 2010-1A Pass Through Trust Class A
4.75%, 07/12/22	43	46,360
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 11/23/20	36	39,427

		85,787
AUTO COMPONENTS — 0.04%
Johnson Controls Inc.
4.25%, 03/01/21	50	54,083

		54,083
AUTOMOBILES — 0.06%
Ford Motor Co.
7.45%, 07/16/31	60	79,830

		79,830

Security	Principal (000s)	Value

BEVERAGES — 0.85%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	$200	$199,443
2.63%, 01/17/23	100	96,293
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	20	19,286
7.75%, 01/15/19	60	74,830
8.20%, 01/15/39	30	46,281
Coca-Cola Co. (The)
1.65%, 11/01/18	200	201,544
3.30%, 09/01/21	50	52,439
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	100	95,660
5.88%, 09/30/36	41	49,856
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	50	51,781
Molson Coors Brewing Co.
3.50%, 05/01/22	50	51,294
PepsiCo Inc.
1.25%, 08/13/17	20	20,101
2.75%, 03/01/23	100	97,272
5.50%, 01/15/40	50	58,377
7.90%, 11/01/18	30	37,578

		1,152,035
BIOTECHNOLOGY — 0.24%
Amgen Inc.
2.13%, 05/15/17	75	76,768
3.63%, 05/15/22 (Call 02/15/22)	25	25,845
5.15%, 11/15/41 (Call 05/15/41)[a]	60	64,751
5.38%, 05/15/43 (Call 11/15/42)	50	55,835
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)	50	55,018
4.80%, 04/01/44 (Call 10/01/43)	50	53,251

		331,468
BUILDING PRODUCTS — 0.04%
Owens Corning Inc.
4.20%, 12/15/22 (Call 09/15/22)	50	51,026

		51,026
CAPITAL MARKETS — 2.63%
Bank of New York Mellon Corp. (The)
2.10%, 01/15/19 (Call 12/15/18)	100	100,048
3.65%, 02/04/24 (Call 01/05/24)	25	25,801
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.55%, 01/22/17	100	110,617
Credit Suisse (USA) Inc.
5.38%, 03/02/16	42	45,063
Deutsche Bank AG London
3.70%, 05/30/24	25	25,170
6.00%, 09/01/17	122	139,143
European Investment Bank
0.63%, 04/15/16	100	100,456
1.00%, 06/15/18	400	394,738
1.13%, 09/15/17	375	376,673
2.13%, 07/15/16	350	362,272
4.00%, 02/16/21	25	27,838

113

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	$75	$78,383
3.63%, 01/22/23	325	325,873
5.25%, 07/27/21	175	196,843
6.15%, 04/01/18	60	69,002
6.25%, 02/01/41	50	61,248
6.75%, 10/01/37	56	66,948
International Finance Corp.
1.00%, 04/24/17[a]	75	75,446
1.13%, 11/23/16	150	151,996
Jefferies Group LLC
5.13%, 01/20/23	25	26,644
6.50%, 01/20/43	25	27,050
8.50%, 07/15/19	37	46,177
Morgan Stanley
4.75%, 03/22/17	20	21,816
4.88%, 11/01/22	100	107,023
5.50%, 07/24/20	100	114,184
5.75%, 10/18/16	200	220,951
6.38%, 07/24/42	100	126,130
Nomura Holdings Inc.
4.13%, 01/19/16	60	62,951
Northern Trust Corp.
2.38%, 08/02/22	40	38,600
State Street Corp.
3.70%, 11/20/23[a]	50	51,705

		3,576,789
CHEMICALS — 0.72%
Agrium Inc.
3.50%, 06/01/23 (Call 03/01/23)[a]	25	24,889
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	25	24,496
CF Industries Inc.
7.13%, 05/01/20	50	61,077
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	50	48,907
4.13%, 11/15/21 (Call 08/15/21)	50	53,461
4.25%, 11/15/20 (Call 08/15/20)	50	53,931
5.25%, 11/15/41 (Call 05/15/41)	20	21,663
E.I. du Pont de Nemours and Co.
2.80%, 02/15/23	100	97,813
4.25%, 04/01/21	50	54,680
Eastman Chemical Co.
3.00%, 12/15/15	50	51,688
Ecolab Inc.
3.00%, 12/08/16	50	52,561
LYB International Finance BV
4.00%, 07/15/23	100	104,764
Monsanto Co.
2.75%, 04/15/16	50	52,057
Mosaic Co. (The)
5.45%, 11/15/33 (Call 05/15/33)	50	55,521
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	30	31,764
5.63%, 12/01/40	30	35,441
PPG Industries Inc.
3.60%, 11/15/20	50	52,320
Praxair Inc.
2.45%, 02/15/22 (Call 11/15/21)	100	96,923

		973,956

Security	Principal (000s)	Value

COMMERCIAL BANKS — 3.41%
African Development Bank
1.13%, 03/15/17	$200	$201,914
Bank of Montreal
2.50%, 01/11/17	100	103,911
Bank of Nova Scotia
1.10%, 12/13/16	100	100,379
4.38%, 01/13/21	50	55,657
Barclays Bank PLC
5.00%, 09/22/16	200	218,408
BB&T Corp.
6.85%, 04/30/19	84	102,014
BNP Paribas SA
2.40%, 12/12/18	125	126,025
5.00%, 01/15/21[a]	20	22,223
Canadian Imperial Bank of Commerce
1.55%, 01/23/18 (Call 12/23/17)	20	20,077
Comerica Inc.
3.00%, 09/16/15	50	51,484
Commonwealth Bank of Australia
2.50%, 09/20/18[a]	100	102,974
Corporacion Andina de Fomento
4.38%, 06/15/22	75	80,061
Credit Suisse New York
5.30%, 08/13/19	100	114,839
European Bank for Reconstruction and Development
1.00%, 02/16/17	100	100,663
1.00%, 09/17/18	150	147,716
Fifth Third Bancorp
3.63%, 01/25/16	60	62,653
4.30%, 01/16/24 (Call 12/16/23)[a]	50	52,153
HSBC Holdings PLC
5.10%, 04/05/21	155	176,457
6.10%, 01/14/42	30	37,978
6.50%, 05/02/36	102	124,047
KeyCorp
5.10%, 03/24/21	50	56,894
Lloyds Bank PLC
4.20%, 03/28/17	60	65,108
Murray Street Investment Trust I
4.65%, 03/09/17[b]	180	195,079
Nordic Investment Bank
0.50%, 04/14/16	200	200,522
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[c]	150	153,498
Rabobank Nederland
3.38%, 01/19/17	150	159,158
3.88%, 02/08/22	150	158,859
Royal Bank of Canada
2.30%, 07/20/16	175	180,894
Royal Bank of Scotland Group PLC
5.63%, 08/24/20	50	57,379
6.13%, 01/11/21	40	47,317
Toronto-Dominion Bank (The)
2.38%, 10/19/16	60	62,272
U.S. Bancorp
2.95%, 07/15/22 (Call 06/15/22)	150	147,775
UBS AG Stamford
5.88%, 12/20/17	100	114,636
UnionBanCal Corp.
3.50%, 06/18/22	50	51,565

114

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

Wachovia Corp./Wells Fargo & Co.
5.75%, 06/15/17	$35	$39,661
Wells Fargo & Co.
1.50%, 01/16/18	400	399,173
5.63%, 12/11/17	140	159,672
Series M
3.45%, 02/13/23	250	247,614
Westpac Banking Corp.
1.60%, 01/12/18[a]	100	100,319
Zions BanCorp.
4.50%, 06/13/23 (Call 05/11/23)	30	30,647

		4,629,675
COMMERCIAL SERVICES & SUPPLIES — 0.13%
Republic Services Inc.
5.50%, 09/15/19	75	86,244
Waste Management Inc.
2.60%, 09/01/16	60	62,296
7.00%, 07/15/28	21	27,644

		176,184
COMMUNICATIONS EQUIPMENT — 0.28%
Cisco Systems Inc.
4.45%, 01/15/20	40	44,357
4.95%, 02/15/19	150	168,848
5.50%, 02/22/16	61	66,211
5.50%, 01/15/40	30	35,078
Juniper Networks Inc.
4.60%, 03/15/21	40	42,418
Motorola Solutions Inc.
3.50%, 03/01/23	25	24,249

		381,161
COMPUTERS & PERIPHERALS — 0.49%
Apple Inc.
1.00%, 05/03/18	100	98,182
3.45%, 05/06/24[a]	80	81,428
3.85%, 05/04/43	75	69,647
EMC Corp.
2.65%, 06/01/20	60	60,570
Hewlett-Packard Co.
3.75%, 12/01/20	100	104,047
4.05%, 09/15/22	20	20,729
4.75%, 06/02/14	75	75,000
6.00%, 09/15/41	50	56,566
Seagate HDD Cayman
3.75%, 11/15/18[d]	100	103,750

		669,919
CONSUMER FINANCE — 1.13%
American Express Co.
4.05%, 12/03/42	64	60,855
6.80%, 09/01/66 (Call 09/01/16)[e]	31	34,255
American Express Credit Corp.
2.38%, 03/24/17	100	103,751
2.80%, 09/19/16	100	104,459
American Honda Finance Corp.
2.13%, 10/10/18	200	203,649

Security	Principal (000s)	Value

Capital One Financial Corp.
3.50%, 06/15/23[a]	$125	$125,692
Discover Financial Services
5.20%, 04/27/22	50	55,069
Ford Motor Credit Co. LLC
4.21%, 04/15/16	400	423,821
HSBC Finance Corp.
6.68%, 01/15/21	67	80,098
John Deere Capital Corp.
1.40%, 03/15/17	60	60,627
3.90%, 07/12/21[a]	45	48,448
Toyota Motor Credit Corp.
1.25%, 10/05/17	130	130,174
3.30%, 01/12/22	60	61,801
3.40%, 09/15/21	40	41,684

		1,534,383
DIVERSIFIED FINANCIAL SERVICES — 3.56%
Associates Corp. of North America
6.95%, 11/01/18	103	122,961
Bank of America Corp.
3.30%, 01/11/23	100	98,462
3.63%, 03/17/16	100	104,769
4.13%, 01/22/24	100	103,186
5.00%, 01/21/44	25	26,305
5.42%, 03/15/17	200	220,355
5.65%, 05/01/18	50	56,884
5.70%, 01/24/22	150	174,060
5.75%, 12/01/17	100	113,090
6.11%, 01/29/37	100	115,351
6.40%, 08/28/17	58	66,497
6.50%, 08/01/16	100	111,395
BP Capital Markets PLC
1.38%, 11/06/17[a]	100	100,388
3.13%, 10/01/15	50	51,797
3.25%, 05/06/22	50	50,688
3.56%, 11/01/21	60	62,718
Citigroup Inc.
3.38%, 03/01/23[a]	200	198,150
6.00%, 10/31/33	127	143,464
6.13%, 11/21/17	40	45,770
8.13%, 07/15/39	50	74,574
8.50%, 05/22/19	30	38,389
CME Group Inc.
5.30%, 09/15/43 (Call 03/15/43)	25	28,640
Deutsche Telekom International Finance BV
8.75%, 06/15/30	61	89,472
General Electric Capital Corp.
1.00%, 01/08/16	100	100,736
2.30%, 04/27/17	365	376,970
4.63%, 01/07/21	50	55,756
5.50%, 01/08/20	150	174,248
5.63%, 09/15/17	153	173,656
5.88%, 01/14/38[a]	72	86,394
Series A
6.75%, 03/15/32	148	194,670
International Bank for Reconstruction and Development
1.00%, 09/15/16	50	50,525
2.13%, 03/15/16	250	257,896
2.13%, 11/01/20	50	50,390
2.13%, 02/13/23[a]	100	99,202

115

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

J.P. Morgan Chase & Co.
1.13%, 02/26/16	$100	$100,493
1.80%, 01/25/18	250	250,802
3.25%, 09/23/22	125	125,194
4.25%, 10/15/20	120	130,023
4.40%, 07/22/20	100	109,507
5.60%, 07/15/41	125	144,840
National Rural Utilities Cooperative Finance Corp.
2.15%, 02/01/19 (Call 01/01/19)	50	50,307
3.05%, 02/15/22 (Call 11/15/21)	50	50,876
ORIX Corp.
3.75%, 03/09/17	50	53,016

		4,832,866
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.64%
AT&T Inc.
1.70%, 06/01/17	60	60,794
2.95%, 05/15/16	175	182,396
3.00%, 02/15/22	200	199,883
3.88%, 08/15/21	50	53,121
5.35%, 09/01/40	75	81,675
6.55%, 02/15/39	90	112,905
British Telecommunications PLC
9.63%, 12/15/30	31	49,479
Orange
2.75%, 09/14/16	100	104,018
9.00%, 03/01/31	57	85,430
Qwest Corp.
6.75%, 12/01/21	60	68,700
Telefonica Emisiones SAU
3.99%, 02/16/16	60	63,045
5.88%, 07/15/19[a]	50	57,916
Telefonica Europe BV
8.25%, 09/15/30	37	49,576
Verizon Communications Inc.
2.00%, 11/01/16	50	51,229
2.50%, 09/15/16	125	129,410
3.50%, 11/01/21	100	102,910
3.65%, 09/14/18	50	53,566
5.15%, 09/15/23	200	224,985
6.40%, 09/15/33	125	153,694
6.55%, 09/15/43	200	252,395
7.35%, 04/01/39	64	85,445

		2,222,572
ELECTRIC UTILITIES — 1.61%
Alabama Power Co.
4.10%, 01/15/42	100	99,138
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	50	50,473
Berkshire Hathaway Energy Co.
5.15%, 11/15/43 (Call 05/15/43)	35	38,950
6.13%, 04/01/36	112	138,337
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	40	36,265
Commonwealth Edison Co.
4.60%, 08/15/43 (Call 02/15/43)	75	80,462
Detroit Edison Co. (The)
3.45%, 10/01/20 (Call 07/01/20)	50	53,075

Security	Principal (000s)	Value

Duke Energy Carolinas LLC
4.25%, 12/15/41 (Call 06/15/41)	$100	$101,901
Duke Energy Florida Inc.
6.40%, 06/15/38	35	46,246
Duke Energy Indiana Inc.
6.45%, 04/01/39	50	66,467
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	60	63,461
FirstEnergy Solutions Corp.
6.80%, 08/15/39	60	62,190
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	100	99,630
5.95%, 02/01/38	19	24,114
Great Plains Energy Inc.
5.29%, 06/15/22 (Call 03/15/22)[b]	40	45,352
Indiana Michigan Power Co.
7.00%, 03/15/19	74	90,025
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	15	17,275
Louisville Gas & Electric Co.
4.65%, 11/15/43 (Call 05/15/43)	75	81,384
Mississippi Power Co.
2.35%, 10/15/16	20	20,575
Nevada Power Co.
6.50%, 08/01/18	20	23,731
Nisource Finance Corp.
6.13%, 03/01/22[a]	100	118,511
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	61	77,747
Pacific Gas & Electric Co.
3.85%, 11/15/23 (Call 08/15/23)	50	52,136
5.13%, 11/15/43 (Call 05/15/43)	50	55,528
6.05%, 03/01/34	50	61,391
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	60	59,584
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	100	110,026
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	50	51,553
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	40	39,391
6.00%, 01/15/34	42	52,996
Virginia Electric and Power Co.
2.75%, 03/15/23 (Call 12/15/22)[a]	175	171,529
Xcel Energy Inc.
6.50%, 07/01/36	75	97,448

		2,186,891
ELECTRICAL EQUIPMENT — 0.15%
ABB Finance (USA) Inc.
2.88%, 05/08/22	50	49,742
Eaton Corp. PLC
2.75%, 11/02/22	100	97,363
Emerson Electric Co.
4.25%, 11/15/20	30	32,629
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	20	19,501

		199,235

116

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.05%
Arrow Electronics Inc.
5.13%, 03/01/21	$25	$27,488
Corning Inc.
4.75%, 03/15/42	25	26,802
Ingram Micro Inc.
5.25%, 09/01/17	15	16,173

		70,463
ENERGY EQUIPMENT & SERVICES — 0.57%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	50	51,582
Cameron International Corp.
3.60%, 04/30/22 (Call 01/30/22)	50	51,151
Ensco PLC
4.70%, 03/15/21	60	65,572
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	50	51,398
4.50%, 11/15/41 (Call 05/15/41)	50	52,385
Nabors Industries Inc.
4.63%, 09/15/21	25	26,864
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	50	48,297
Noble Holding International Ltd.
5.25%, 03/15/42[a]	50	51,085
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)[a]	25	26,198
Transocean Inc.
2.50%, 10/15/17	150	153,573
6.00%, 03/15/18	35	39,470
6.50%, 11/15/20	60	68,867
Weatherford International Ltd.
5.95%, 04/15/42 (Call 10/17/41)	50	56,051
9.63%, 03/01/19	25	32,944

		775,437
FOOD & STAPLES RETAILING — 0.69%
Costco Wholesale Corp.
5.50%, 03/15/17	41	46,026
CVS Caremark Corp.
4.75%, 05/18/20 (Call 12/18/19)	25	27,612
5.75%, 05/15/41 (Call 11/15/40)	85	101,297
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
4.13%, 04/10/19	40	42,300
Kroger Co. (The)
4.00%, 02/01/24 (Call 11/01/23)[a]	50	51,917
5.00%, 04/15/42 (Call 10/15/41)	50	52,512
Safeway Inc.
3.95%, 08/15/20	50	51,125
Wal-Mart Stores Inc.
1.95%, 12/15/18	150	151,836
3.25%, 10/25/20	75	78,902
4.25%, 04/15/21	95	105,384
5.00%, 10/25/40	20	22,323
5.63%, 04/15/41	50	60,834
6.50%, 08/15/37	50	66,290
Walgreen Co.
3.10%, 09/15/22	50	49,249
4.40%, 09/15/42[a]	25	24,011

		931,618

Security	Principal (000s)	Value

FOOD PRODUCTS — 0.47%
Archer-Daniels-Midland Co.
5.38%, 09/15/35	$61	$70,524
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	20	20,934
Campbell Soup Co.
3.05%, 07/15/17	50	52,529
ConAgra Foods Inc.
3.25%, 09/15/22	25	24,538
4.65%, 01/25/43 (Call 07/25/42)	50	49,586
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	50	51,286
Hershey Co. (The)
4.13%, 12/01/20	50	55,293
Kellogg Co.
4.15%, 11/15/19	70	76,009
Kraft Foods Group Inc.
1.63%, 06/04/15	50	50,495
5.00%, 06/04/42	50	53,357
Mondelez International Inc.
6.13%, 02/01/18	50	57,679
6.50%, 02/09/40	60	76,510

		638,740
GAS UTILITIES — 0.03%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	15	18,554
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	25	27,346

		45,900
HEALTH CARE EQUIPMENT & SUPPLIES — 0.43%
Abbott Laboratories
5.30%, 05/27/40	50	59,425
Baxter International Inc.
1.85%, 01/15/17	80	81,736
3.20%, 06/15/23 (Call 03/15/23)	50	49,580
Becton, Dickinson and Co.
3.13%, 11/08/21	50	51,565
Boston Scientific Corp.
6.00%, 01/15/20	30	35,014
6.40%, 06/15/16	40	44,298
CareFusion Corp.
3.88%, 05/15/24 (Call 02/15/24)	35	35,331
Covidien International Finance SA
4.20%, 06/15/20	50	54,858
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	50	48,625
3.13%, 03/15/22 (Call 12/15/21)	50	51,069
4.50%, 03/15/42 (Call 09/15/41)	20	20,794
St. Jude Medical Inc.
2.50%, 01/15/16	50	51,459

		583,754

117

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

HEALTH CARE PROVIDERS & SERVICES — 0.92%
Aetna Inc.
6.75%, 12/15/37	$60	$78,818
Cardinal Health Inc.
3.20%, 03/15/23	50	49,589
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	60	63,742
Express Scripts Holding Co.
2.65%, 02/15/17	100	103,932
4.75%, 11/15/21	20	22,170
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	25	24,697
7.20%, 06/15/18	25	29,849
Laboratory Corp. of America Holdings
4.00%, 11/01/23 (Call 08/01/23)	50	50,931
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)	50	51,157
5.70%, 03/01/17	61	67,650
Medco Health Solutions Inc.
2.75%, 09/15/15	50	51,288
Quest Diagnostics Inc.
4.70%, 04/01/21	50	54,064
UnitedHealth Group Inc.
1.63%, 03/15/19[a]	200	197,775
2.88%, 03/15/23	20	19,598
5.38%, 03/15/16	60	64,488
5.80%, 03/15/36	51	62,136
WellPoint Inc.
2.30%, 07/15/18	100	101,742
3.30%, 01/15/23	50	49,857
5.25%, 01/15/16	60	64,377
5.85%, 01/15/36	30	35,641

		1,243,501
HOTELS, RESTAURANTS & LEISURE — 0.16%
Darden Restaurants Inc.
3.35%, 11/01/22 (Call 08/01/22)	100	95,681
McDonald’s Corp.
3.70%, 02/15/42	50	46,294
5.35%, 03/01/18	50	57,113
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	20	20,730

		219,818
HOUSEHOLD DURABLES — 0.11%
MDC Holdings Inc.
5.50%, 01/15/24 (Call 10/15/23)	25	25,625
Newell Rubbermaid Inc.
2.05%, 12/01/17	100	101,222
Whirlpool Corp.
3.70%, 03/01/23	25	25,264

		152,111
HOUSEHOLD PRODUCTS — 0.25%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	50	49,427
Colgate-Palmolive Co.
1.30%, 01/15/17	60	60,513

Security	Principal (000s)	Value

Kimberly-Clark Corp.
6.13%, 08/01/17	$63	$72,635
Procter & Gamble Co. (The)
1.80%, 11/15/15	90	91,842
5.55%, 03/05/37	50	61,059

		335,476
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.17%
Exelon Generation Co. LLC
4.00%, 10/01/20 (Call 07/01/20)	100	105,075
PSEG Power LLC
8.63%, 04/15/31	61	88,196
Southern Power Co.
5.15%, 09/15/41[a]	30	32,684

		225,955
INDUSTRIAL CONGLOMERATES — 0.37%
3M Co.
5.70%, 03/15/37	50	62,091
Danaher Corp.
2.30%, 06/23/16	50	51,698
General Electric Co.
2.70%, 10/09/22	50	49,232
4.13%, 10/09/42	20	19,744
5.25%, 12/06/17	100	113,270
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	100	119,304
Koninklijke Philips NV
3.75%, 03/15/22	60	63,153
Pentair Finance SA
2.65%, 12/01/19	20	20,124

		498,616
INSURANCE — 1.32%
ACE INA Holdings Inc.
2.60%, 11/23/15	60	61,773
2.70%, 03/13/23	50	48,553
Aflac Inc.
3.45%, 08/15/15[a]	50	51,716
8.50%, 05/15/19	100	129,539
Allstate Corp. (The)
5.55%, 05/09/35	32	37,717
American International Group Inc.
4.88%, 06/01/22	50	55,952
5.45%, 05/18/17	90	100,632
5.85%, 01/16/18	20	22,861
6.40%, 12/15/20	75	90,886
8.18%, 05/15/68 (Call 05/15/38)[e]	60	80,700
Aon PLC
4.25%, 12/12/42	50	47,215
Berkshire Hathaway Finance Corp.
0.95%, 08/15/16	100	100,682
Berkshire Hathaway Inc.
3.00%, 02/11/23	150	150,131
Chubb Corp. (The)
5.75%, 05/15/18	25	28,776
6.50%, 05/15/38	25	33,390
CNA Financial Corp.
5.88%, 08/15/20	25	29,228

118

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	$25	$28,739
Lincoln National Corp.
4.20%, 03/15/22	30	32,142
8.75%, 07/01/19	30	39,083
MetLife Inc.
4.13%, 08/13/42	130	125,832
5.00%, 06/15/15	44	46,031
Montpelier Re Holdings Ltd.
4.70%, 10/15/22	50	51,469
Principal Financial Group Inc.
4.63%, 09/15/42	60	60,972
Progressive Corp. (The)
3.75%, 08/23/21	50	53,397
Prudential Financial Inc.
4.50%, 11/16/21[a]	75	82,688
5.63%, 06/15/43 (Call 06/15/23)[e]	85	89,888
5.70%, 12/14/36	26	30,502
Travelers Companies Inc. (The)
4.60%, 08/01/43	50	52,886
5.80%, 05/15/18	30	34,613

		1,797,993
INTERNET & CATALOG RETAIL — 0.04%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	50	47,565

		47,565
INTERNET SOFTWARE & SERVICES — 0.10%
eBay Inc.
0.70%, 07/15/15	60	60,176
4.00%, 07/15/42 (Call 01/15/42)	25	22,636
Google Inc.
3.63%, 05/19/21	50	53,681

		136,493
IT SERVICES — 0.48%
Computer Sciences Corp.
4.45%, 09/15/22	50	52,697
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	50	50,569
International Business Machines Corp.
1.25%, 02/08/18	400	398,153
5.60%, 11/30/39	6	7,251
5.70%, 09/14/17	100	113,972
Western Union Co. (The)
5.25%, 04/01/20	28	30,865

		653,507
LIFE SCIENCES TOOLS & SERVICES — 0.13%
Thermo Fisher Scientific Inc.
1.30%, 02/01/17	100	100,290
3.15%, 01/15/23 (Call 10/15/22)	50	49,595
3.60%, 08/15/21 (Call 05/15/21)	30	31,298

		181,183

Security	Principal (000s)	Value

MACHINERY — 0.27%
Caterpillar Inc.
3.80%, 08/15/42	$100	$92,806
3.90%, 05/27/21	60	65,042
5.20%, 05/27/41	25	28,562
5.70%, 08/15/16	34	37,447
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	50	47,681
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	50	59,404
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	25	26,127
3.90%, 09/01/42 (Call 03/01/42)	15	14,205

		371,274
MEDIA — 1.74%
21st Century Fox America Inc.
3.00%, 09/15/22	150	148,278
4.50%, 02/15/21	50	55,168
6.15%, 02/15/41	40	49,172
CBS Corp.
4.85%, 07/01/42 (Call 01/01/42)[a]	50	49,903
Comcast Corp.
2.85%, 01/15/23	60	59,418
3.13%, 07/15/22	75	76,168
4.65%, 07/15/42	50	52,148
6.45%, 03/15/37	42	53,648
6.95%, 08/15/37	40	53,650
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	100	103,172
3.80%, 03/15/22	100	103,141
5.00%, 03/01/21	75	83,576
Discovery Communications LLC
3.25%, 04/01/23[a]	75	74,156
4.38%, 06/15/21	50	54,141
NBCUniversal Media LLC
2.88%, 04/01/16	100	104,070
4.38%, 04/01/21	60	66,199
5.95%, 04/01/41	60	73,660
Omnicom Group Inc.
3.63%, 05/01/22	25	25,460
Thomson Reuters Corp.
1.30%, 02/23/17	50	50,148
4.30%, 11/23/23 (Call 08/23/23)	75	78,444
Time Warner Cable Inc.
5.50%, 09/01/41 (Call 03/01/41)	50	55,621
6.55%, 05/01/37	81	100,275
6.75%, 06/15/39	35	44,565
Time Warner Inc.
4.05%, 12/15/23	50	52,553
4.75%, 03/29/21	100	111,656
7.70%, 05/01/32	102	142,748
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	175	184,805
Walt Disney Co. (The)
1.13%, 02/15/17	150	150,743
2.55%, 02/15/22[a]	50	49,384

119

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

WPP Finance 2010
4.75%, 11/21/21	$50	$54,738

		2,360,808
METALS & MINING — 0.98%
Barrick Gold Corp.
3.85%, 04/01/22	60	58,186
Barrick North America Finance LLC
4.40%, 05/30/21	35	35,680
5.75%, 05/01/43	25	24,885
BHP Billiton Finance (USA) Ltd.
1.63%, 02/24/17	100	101,981
2.88%, 02/24/22	100	100,114
3.85%, 09/30/23	50	52,568
Cliffs Natural Resources Inc.
4.88%, 04/01/21 (Call 01/01/21)[a]	50	49,190
Freeport-McMoRan Copper & Gold Inc.
3.10%, 03/15/20	50	50,107
3.55%, 03/01/22 (Call 12/01/21)	100	98,343
5.45%, 03/15/43 (Call 09/15/42)	50	51,367
Newmont Mining Corp.
6.25%, 10/01/39	50	51,266
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	50	50,837
5.20%, 11/02/40	45	48,723
9.00%, 05/01/19	28	36,858
Rio Tinto Finance (USA) PLC
2.25%, 12/14/18 (Call 11/14/18)	200	202,901
Southern Copper Corp.
6.75%, 04/16/40	25	27,159
Teck Resources Ltd.
3.85%, 08/15/17	50	53,228
4.50%, 01/15/21 (Call 10/15/20)[a]	40	41,852
Vale Overseas Ltd.
6.25%, 01/23/17	62	69,230
6.88%, 11/21/36	35	38,879
6.88%, 11/10/39	75	83,688

		1,327,042
MULTI-UTILITIES — 0.46%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	60	59,262
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	60	70,234
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	35	35,174
6.70%, 09/15/19	100	122,579
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	15	14,575
Dominion Resources Inc.
Series C
4.90%, 08/01/41 (Call 02/01/41)	50	53,307
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	75	87,013
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	50	52,131
Sempra Energy
4.05%, 12/01/23 (Call 09/01/23)	75	78,977
6.00%, 10/15/39	20	24,501

Security	Principal (000s)	Value

9.80%, 02/15/19	$25	$33,436

		631,189
MULTILINE RETAIL — 0.16%
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	25	26,096
Macy’s Retail Holdings Inc.
6.38%, 03/15/37	50	62,017
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)[d]	50	54,439
Target Corp.
2.90%, 01/15/22	30	30,126
4.00%, 07/01/42	50	47,080

		219,758
OFFICE ELECTRONICS — 0.02%
Xerox Corp.
5.63%, 12/15/19	25	28,519

		28,519
OIL, GAS & CONSUMABLE FUELS — 3.01%
Anadarko Petroleum Corp.
5.95%, 09/15/16	72	80,064
6.45%, 09/15/36	50	62,787
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	100	104,431
Buckeye Partners LP
5.85%, 11/15/43 (Call 05/15/43)	25	27,933
Canadian Natural Resources Ltd.
6.25%, 03/15/38	61	76,357
Cenovus Energy Inc.
6.75%, 11/15/39[a]	50	65,011
Chevron Corp.
4.95%, 03/03/19	100	114,004
ConocoPhillips
5.75%, 02/01/19	100	117,265
6.50%, 02/01/39	50	67,344
6.95%, 04/15/29	34	46,749
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	50	48,128
Continental Resources Inc.
4.50%, 04/15/23 (Call 01/15/23)	25	26,774
5.00%, 09/15/22 (Call 03/15/17)	50	54,187
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	50	50,279
4.75%, 05/15/42 (Call 11/15/41)	30	30,923
7.95%, 04/15/32	37	52,429
El Paso Pipeline Partners Operating Co. LLC
5.00%, 10/01/21 (Call 07/01/21)	100	108,957
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[a]	60	63,606
Encana Corp.
5.15%, 11/15/41 (Call 05/15/41)	50	54,040
Energy Transfer Partners LP
4.90%, 02/01/24 (Call 11/01/23)	50	53,550
5.95%, 10/01/43 (Call 04/01/43)	100	111,414
Enterprise Products Operating LLC
3.20%, 02/01/16	100	104,070
3.35%, 03/15/23 (Call 12/15/22)	60	60,006

120

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

5.70%, 02/15/42	$50	$57,420
EOG Resources Inc.
4.10%, 02/01/21	60	65,367
EQT Corp.
4.88%, 11/15/21	25	26,986
Hess Corp.
7.13%, 03/15/33	51	67,444
Husky Energy Inc.
7.25%, 12/15/19	15	18,656
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	150	152,316
3.45%, 02/15/23 (Call 11/15/22)	50	48,537
3.95%, 09/01/22 (Call 06/01/22)	50	50,899
6.50%, 02/01/37	52	60,762
Magellan Midstream Partners LP
4.25%, 02/01/21	20	21,678
Marathon Oil Corp.
6.00%, 10/01/17	48	54,930
Noble Energy Inc.
6.00%, 03/01/41 (Call 09/01/40)	30	35,780
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)[a]	100	97,278
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	30	31,184
3.38%, 10/01/22 (Call 07/01/22)	100	99,399
Phillips 66
4.30%, 04/01/22	50	54,113
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	50	52,138
Plains All American Pipeline LP/PAA Finance Corp.
3.95%, 09/15/15	80	83,342
6.65%, 01/15/37	50	63,142
Shell International Finance BV
0.63%, 12/04/15	100	100,205
3.10%, 06/28/15	100	102,851
3.40%, 08/12/23[a]	75	76,737
6.38%, 12/15/38	60	79,503
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	60	57,305
Spectra Energy Partners LP
5.95%, 09/25/43 (Call 03/25/43)	25	29,494
Suncor Energy Inc.
6.10%, 06/01/18	125	145,451
6.50%, 06/15/38	30	38,536
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (Call 10/01/43)	25	26,215
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	50	51,414
Total Capital Canada Ltd.
2.75%, 07/15/23	50	48,509
Total Capital International SA
1.50%, 02/17/17	50	50,776
Total Capital SA
4.13%, 01/28/21[a]	100	109,406
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (Call 07/16/23)[a]	100	103,045
7.13%, 01/15/19	74	90,630
7.63%, 01/15/39	35	50,485
Valero Energy Corp.
6.13%, 02/01/20	50	59,146
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	50	47,138

Security	Principal (000s)	Value

Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	$50	$49,263
5.25%, 03/15/20	44	49,078

		4,086,866
PAPER & FOREST PRODUCTS — 0.11%
Georgia-Pacific LLC
8.00%, 01/15/24	50	67,618
International Paper Co.
7.30%, 11/15/39	60	81,878

		149,496
PHARMACEUTICALS — 1.27%
AbbVie Inc.
1.75%, 11/06/17	100	100,970
2.90%, 11/06/22	25	24,543
4.40%, 11/06/42	75	75,332
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	50	49,179
Allergan Inc.
3.38%, 09/15/20	10	9,981
AstraZeneca PLC
4.00%, 09/18/42	30	28,759
6.45%, 09/15/37	50	64,815
Bristol-Myers Squibb Co.
5.88%, 11/15/36	45	55,494
Eli Lilly and Co.
5.55%, 03/15/37	41	49,048
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	38	43,830
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	175	173,668
Johnson & Johnson
3.38%, 12/05/23[a]	50	52,351
4.85%, 05/15/41	30	33,901
5.55%, 08/15/17	50	57,297
Merck & Co. Inc.
1.30%, 05/18/18	100	99,200
2.80%, 05/18/23	100	97,758
5.85%, 06/30/39	50	62,692
Novartis Capital Corp.
2.40%, 09/21/22	30	28,882
3.40%, 05/06/24	100	102,046
Novartis Securities Investment Ltd.
5.13%, 02/10/19	60	68,764
Pfizer Inc.
3.00%, 06/15/23[a]	100	99,309
6.20%, 03/15/19	100	118,790
7.20%, 03/15/39	40	56,394
Sanofi
2.63%, 03/29/16	100	103,846
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36[a]	61	72,449

		1,729,298
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.80%
American Tower Corp.
5.05%, 09/01/20	50	54,877

121

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	$50	$48,887
Boston Properties LP
4.13%, 05/15/21 (Call 02/15/21)	50	53,287
DDR Corp.
3.50%, 01/15/21 (Call 11/15/20)	75	76,134
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	50	51,556
ERP Operating LP
5.25%, 09/15/14	54	54,712
HCP Inc.
5.38%, 02/01/21 (Call 11/03/20)	50	56,958
6.70%, 01/30/18	54	63,405
Health Care REIT Inc.
4.13%, 04/01/19 (Call 01/01/19)	60	64,768
4.50%, 01/15/24 (Call 10/15/23)	25	26,452
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	25	26,611
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23 (Call 07/15/23)	25	24,984
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	50	52,656
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	50	47,750
ProLogis LP
6.88%, 03/15/20 (Call 12/16/19)	50	59,941
Realty Income Corp.
4.65%, 08/01/23 (Call 05/01/23)	50	53,547
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	50	51,536
2.75%, 02/01/23 (Call 11/01/22)	125	121,712
Ventas Realty LP/Ventas Capital Corp.
4.25%, 03/01/22 (Call 12/01/21)	60	63,808
Weyerhaeuser Co.
7.38%, 03/15/32	25	33,464

		1,087,045
ROAD & RAIL — 0.45%
Burlington Northern Santa Fe LLC
3.05%, 09/01/22 (Call 06/01/22)[a]	60	60,050
3.85%, 09/01/23 (Call 06/01/23)	100	104,743
6.15%, 05/01/37	37	45,840
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	50	50,467
CSX Corp.
4.25%, 06/01/21 (Call 03/01/21)	35	38,084
4.75%, 05/30/42 (Call 11/30/41)	50	52,345
6.22%, 04/30/40	25	31,348
GATX Corp.
5.20%, 03/15/44 (Call 09/15/43)	25	26,965
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	60	59,846
4.84%, 10/01/41	37	39,662
Union Pacific Corp.
3.75%, 03/15/24 (Call 12/15/23)[a]	50	52,628
4.75%, 12/15/43 (Call 06/15/43)	50	54,744

		616,722

Security	Principal (000s)	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.19%
Intel Corp.
1.35%, 12/15/17	$50	$50,105
2.70%, 12/15/22	100	98,361
4.25%, 12/15/42	30	29,742
Texas Instruments Inc.
2.38%, 05/16/16	75	77,680

		255,888
SOFTWARE — 0.40%
Microsoft Corp.
1.63%, 09/25/15	50	50,878
3.63%, 12/15/23 (Call 09/15/23)	50	52,775
3.75%, 05/01/43 (Call 11/01/42)[a]	50	47,273
4.50%, 10/01/40	30	31,559
Oracle Corp.
1.20%, 10/15/17	230	229,628
5.25%, 01/15/16	50	53,834
5.38%, 07/15/40	60	70,558

		536,505
SPECIALTY RETAIL — 0.27%
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)	100	102,876
5.40%, 03/01/16	62	67,254
5.88%, 12/16/36	63	77,412
Lowe’s Companies Inc.
3.80%, 11/15/21 (Call 08/15/21)	30	32,193
5.00%, 09/15/43 (Call 03/15/43)	50	54,845
6.88%, 02/15/28	25	32,131

		366,711
TOBACCO — 0.32%
Altria Group Inc.
10.20%, 02/06/39	70	117,300
Lorillard Tobacco Co.
2.30%, 08/21/17[a]	60	61,277
Philip Morris International Inc.
2.50%, 08/22/22	100	96,603
4.88%, 11/15/43[a]	50	53,791
5.65%, 05/16/18	40	46,142
Reynolds American Inc.
7.25%, 06/15/37	51	63,724

		438,837
WIRELESS TELECOMMUNICATION SERVICES — 0.32%
America Movil SAB de CV
5.00%, 03/30/20	150	168,847
New Cingular Wireless Services Inc.
8.75%, 03/01/31	60	89,745
Rogers Communications Inc.
5.00%, 03/15/44 (Call 09/15/43)	50	52,023
Vodafone Group PLC
4.38%, 03/16/21	50	54,328

122

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

4.38%, 02/19/43	$70	$65,670

		430,613

TOTAL CORPORATE BONDS & NOTES (Cost: $45,053,306)		47,184,687

FOREIGN AGENCY OBLIGATIONS[f] — 3.53%

BRAZIL — 0.35%
Petrobras Global Finance BV
5.63%, 05/20/43	100	89,810
Petrobras International Finance Co.
3.50%, 02/06/17	50	51,289
5.38%, 01/27/21[a]	200	207,416
5.75%, 01/20/20	124	132,212

		480,727
CANADA — 0.73%
British Columbia (Province of)
2.00%, 10/23/22	100	95,458
Export Development Canada
1.50%, 10/03/18	25	25,134
Hydro-Quebec
2.00%, 06/30/16	70	72,134
Manitoba (Province of)
1.30%, 04/03/17	60	60,639
Nexen Energy ULC
5.88%, 03/10/35	25	28,074
6.20%, 07/30/19	50	59,017
7.50%, 07/30/39	30	40,021
Nova Scotia (Province of)
2.38%, 07/21/15	60	61,394
Ontario (Province of)
1.65%, 09/27/19	50	49,416
2.30%, 05/10/16	50	51,789
4.40%, 04/14/20[a]	150	169,177
4.95%, 11/28/16[a]	100	110,480
Quebec (Province of)
2.63%, 02/13/23	50	49,001
5.00%, 03/01/16	82	88,556
7.50%, 09/15/29	22	31,572

		991,862
COLOMBIA — 0.04%
Ecopetrol SA
7.38%, 09/18/43[a]	50	61,000

		61,000
GERMANY — 0.91%
KfW
0.50%, 04/19/16	150	150,324
0.63%, 12/15/16	100	99,972
2.13%, 01/17/23	200	194,119
2.63%, 01/25/22	100	102,019
2.75%, 09/08/20[a]	200	208,666
5.13%, 03/14/16	205	222,316
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	100	99,118

Security	Principal (000s)	Value

5.00%, 11/08/16	$142	$156,922

		1,233,456
JAPAN — 0.23%
Japan Finance Corp.
2.50%, 01/21/16	300	310,382

		310,382
MEXICO — 0.37%
Petroleos Mexicanos
5.50%, 06/27/44	25	25,562
5.75%, 03/01/18	100	111,500
6.63%, 06/15/35	102	118,830
8.00%, 05/03/19[a]	200	246,000

		501,892
NORWAY — 0.16%
Statoil ASA
2.65%, 01/15/24	150	144,441
5.25%, 04/15/19	60	68,982

		213,423
SOUTH KOREA — 0.15%
Korea Development Bank (The)
1.50%, 01/22/18	200	197,694

		197,694
SUPRANATIONAL — 0.50%
Asian Development Bank
0.50%, 06/20/16	250	250,360
1.75%, 03/21/19	20	20,196
Inter-American Development Bank
0.88%, 03/15/18	200	197,631
3.88%, 02/14/20	110	121,941
5.13%, 09/13/16	83	91,600

		681,728
SWEDEN — 0.09%
Svensk Exportkredit AB
2.13%, 07/13/16	60	61,983
5.13%, 03/01/17	50	55,778

		117,761

TOTAL FOREIGN AGENCY OBLIGATIONS (Cost: $4,643,671)		4,789,925

FOREIGN GOVERNMENT OBLIGATIONS[f] — 2.04%

BRAZIL — 0.37%
Brazil (Federative Republic of)
4.88%, 01/22/21	400	439,000
7.13%, 01/20/37	30	38,295
8.00%, 01/15/18[a]	26	28,871

		506,166

123

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

CANADA — 0.05%
Canada (Government of)
0.88%, 02/14/17	$75	$75,397

		75,397
COLOMBIA — 0.14%
Colombia (Republic of)
6.13%, 01/18/41[a]	100	118,750
8.13%, 05/21/24	50	67,375

		186,125
ITALY — 0.08%
Italy (Republic of)
5.38%, 06/15/33	100	116,538

		116,538
MEXICO — 0.37%
United Mexican States
3.63%, 03/15/22	178	185,120
4.75%, 03/08/44	100	101,000
7.50%, 04/08/33[a]	154	211,750

		497,870
PANAMA — 0.12%
Panama (Republic of)
5.20%, 01/30/20[a]	150	167,625

		167,625
PERU — 0.14%
Peru (Republic of)
6.55%, 03/14/37	50	62,750
7.13%, 03/30/19	100	122,500

		185,250
PHILIPPINES — 0.20%
Philippines (Republic of the)
6.38%, 10/23/34	100	129,625
7.75%, 01/14/31	100	140,750

		270,375
POLAND — 0.16%
Poland (Republic of)
4.00%, 01/22/24	150	155,307
6.38%, 07/15/19[a]	50	59,432

		214,739
SOUTH AFRICA — 0.08%
South Africa (Republic of)
4.67%, 01/17/24[a]	100	103,428

		103,428

Security	Principal (000s)	Value

TURKEY — 0.30%
Turkey (Republic of)
3.25%, 03/23/23[a]	$200	$184,776
4.88%, 04/16/43	200	189,500
7.25%, 03/05/38	25	31,143

		405,419
URUGUAY — 0.03%
Uruguay (Republic of)
7.63%, 03/21/36	35	46,900

		46,900

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $2,716,381)		2,775,832

MUNICIPAL DEBT OBLIGATIONS — 1.56%

CALIFORNIA — 0.54%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
Series S1
7.04%, 04/01/50	40	56,859
County of Sonoma RB Miscellaneous Revenue
Series A
6.00%, 12/01/29(GTD)	30	32,984
Los Angeles Community College District GO BAB
6.75%, 08/01/49	30	42,987
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
6.57%, 07/01/45	30	41,645
Los Angeles Unified School District GO BAB
6.76%, 07/01/34	75	100,700
Sacramento Municipal Utility District RB Electric Power & Light Revenues BAB
6.16%, 05/15/36	30	36,018
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	50	59,823
State of California GO
6.20%, 10/01/19	20	24,180
State of California GO BAB
7.30%, 10/01/39	50	69,912
7.55%, 04/01/39	75	110,029
University of California Regents RB College & University Revenue
Series AD
4.86%, 05/15/12	25	25,211
University of California Regents RB Medical Center Pooled Revenue BAB
Series F
6.58%, 05/15/49	100	131,069

		731,417
COLORADO — 0.04%
Denver City & County School District No. 1 COP Lease Appropriation
Series B
4.24%, 12/15/37	50	48,876

		48,876

124

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

FLORIDA — 0.04%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
3.00%, 07/01/20	$50	$50,684

		50,684
GEORGIA — 0.02%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB Project M, Series 2010A
6.66%, 04/01/57	20	23,904

		23,904
ILLINOIS — 0.20%
State of Illinois GO
4.35%, 06/01/18	25	26,750
5.10%, 06/01/33	250	252,980

		279,730
MASSACHUSETTS — 0.06%
Commonwealth of Massachusetts GOL BAB Series D
4.50%, 08/01/31	75	82,009

		82,009
NEW JERSEY — 0.18%
New Jersey Economic Development Authority RB Lease Appropriation Series B
0.00%, 02/15/23(AGM)	100	71,612
New Jersey State Turnpike Authority RB Highway Revenue Tolls BAB
7.10%, 01/01/41	50	70,171
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
6.56%, 12/15/40	30	39,437
Series C
5.75%, 12/15/28	50	59,044

		240,264
NEW YORK — 0.22%
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	40	58,598
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.72%, 06/15/42	40	50,101
New York State Dormitory Authority RB State Personal Income Tax Revenue BAB
5.63%, 03/15/39	25	30,109
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.46%, 10/01/62	15	15,071
5.86%, 12/01/24(GOI)	75	91,679
State of New York GO BAB
5.97%, 03/01/36	50	60,908

		306,466
OHIO — 0.08%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB Series E
6.27%, 02/15/50	25	29,786

Security	Principal (000s)	Value

Ohio State Water Development Authority RB Miscellaneous Revenue BAB
4.88%, 12/01/34	$70	$76,619

		106,405
OREGON — 0.04%
State of Oregon GO
5.89%, 06/01/27	50	61,611

		61,611
TEXAS — 0.14%
City of San Antonio RB Electric Power & Light Revenues BAB
5.81%, 02/01/41	50	62,776
State of Texas GO BAB
5.52%, 04/01/39	100	125,016

		187,792

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $1,927,376)		2,119,158

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 57.25%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.98%
Federal Home Loan Banks
0.63%, 12/28/16	1,000	999,961
5.00%, 11/17/17[a]	890	1,009,172
Federal Home Loan Mortgage Corp.
0.88%, 03/07/18	100	98,834
1.25%, 08/01/19[a]	380	371,745
1.75%, 09/10/15	500	509,865
1.75%, 05/30/19[a]	140	140,896
2.38%, 01/13/22	120	120,026
2.51%, 11/08/23 (Call 08/08/14)	360	343,123
4.88%, 06/13/18[a]	704	805,050
5.63%, 11/23/35 (Call 11/23/15)	360	383,859
6.25%, 07/15/32	60	82,973
6.75%, 03/15/31	241	346,025
Federal National Mortgage Association
0.50%, 03/30/16[a]	500	501,489
1.25%, 01/30/17[a]	260	263,892
1.63%, 11/27/18	250	251,819
5.38%, 06/12/17	310	351,615
6.63%, 11/15/30	100	141,632
Tennessee Valley Authority
3.50%, 12/15/42[a]	50	45,899

		6,767,875
U.S. GOVERNMENT OBLIGATIONS — 52.27%
U.S. Treasury Bonds
2.75%, 08/15/42[a]	670	601,895
2.75%, 11/15/42	1,280	1,147,904
2.88%, 05/15/43[a]	200	183,600
3.00%, 05/15/42[a]	170	161,082
3.13%, 02/15/43[a]	130	125,743
3.63%, 08/15/43[a]	640	679,238
3.63%, 02/15/44[a]	230	243,963
3.75%, 08/15/41[a]	420	458,518
3.75%, 11/15/43[a]	200	216,988
3.88%, 08/15/40[a]	630	702,639

125

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

4.25%, 11/15/40[a]	$610	$722,081
4.38%, 02/15/38[a]	200	240,082
4.38%, 05/15/41[a]	110	132,921
4.50%, 05/15/38[a]	200	244,562
4.50%, 08/15/39[a]	438	536,751
4.75%, 02/15/37[a]	200	252,730
4.75%, 02/15/41	660	842,866
5.25%, 02/15/29	150	193,488
5.38%, 02/15/31[a]	700	924,581
6.13%, 08/15/29[a]	230	322,955
6.25%, 05/15/30[a]	360	514,588
7.50%, 11/15/24[a]	200	293,946
8.13%, 08/15/19[a]	710	943,682
U.S. Treasury Notes
0.25%, 07/15/15[a]	1,720	1,722,150
0.25%, 09/15/15	2,000	2,002,180
0.25%, 10/15/15	2,200	2,202,090
0.38%, 11/15/15[a]	600	601,506
0.38%, 02/15/16[a]	2,000	2,003,540
0.38%, 03/15/16	1,600	1,602,192
0.63%, 08/15/16	450	451,724
0.63%, 11/15/16	800	801,256
0.63%, 11/30/17	1,560	1,539,299
0.75%, 01/15/17[a]	1,700	1,705,253
0.75%, 10/31/17[a]	420	416,837
0.75%, 12/31/17[a]	650	643,214
0.88%, 11/30/16[a]	1,000	1,007,530
0.88%, 12/31/16[a]	1,170	1,177,851
0.88%, 02/28/17	1,460	1,467,461
0.88%, 07/31/19[a]	2,650	2,555,580
1.00%, 09/30/16[a]	760	768,793
1.00%, 10/31/16	2,380	2,406,323
1.13%, 12/31/19	520	503,833
1.25%, 10/31/18[a]	350	348,411
1.25%, 11/30/18[a]	820	815,334
1.25%, 02/29/20[a]	280	272,348
1.38%, 07/31/18[a]	550	552,486
1.38%, 11/30/18[a]	700	700,168
1.50%, 08/31/18[a]	1,970	1,987,257
1.50%, 12/31/18[a]	800	803,328
1.50%, 03/31/19	1,140	1,141,288
1.63%, 11/15/22[a]	250	237,145
1.75%, 10/31/20	1,000	989,930
1.75%, 05/15/22[a]	290	280,256
1.75%, 05/15/23[a]	315	299,426
1.88%, 06/30/15	1,720	1,752,388
2.00%, 04/30/16[a]	1,580	1,630,133
2.00%, 07/31/20[a]	200	201,908
2.00%, 11/30/20[a]	1,400	1,405,474
2.00%, 11/15/21[a]	1,630	1,616,781
2.00%, 02/15/22[a]	500	494,260
2.13%, 05/31/15[a]	1,530	1,560,355
2.13%, 12/31/15	2,100	2,162,433
2.13%, 02/29/16[a]	2,230	2,302,141
2.38%, 07/31/17[a]	1,140	1,193,728
2.38%, 05/31/18	460	481,316
2.38%, 06/30/18[a]	1,020	1,067,267
2.50%, 08/15/23[a]	300	303,096
2.50%, 05/15/24	300	301,101
2.63%, 04/30/18[a]	180	190,071
2.75%, 02/15/19	750	794,670
2.75%, 11/15/23	300	308,898

Security	Principal or Shares (000s)	Value

2.75%, 02/15/24	$600	$616,506
3.00%, 02/28/17	1,110	1,179,886
3.13%, 05/15/21[a]	480	515,107
3.25%, 12/31/16[a]	3,000	3,202,980
3.25%, 03/31/17[a]	262	280,618
3.63%, 08/15/19	870	959,714
3.63%, 02/15/21	230	254,479
3.75%, 11/15/18[a]	1,100	1,215,566
4.63%, 11/15/16	276	303,434

		70,987,102

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $76,422,609)		77,754,977

SHORT-TERM INVESTMENTS — 35.27%

MONEY MARKET FUNDS — 35.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,g,h]	43,627	43,627,007
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,g,h]	3,442	3,442,402
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,g]	841	840,681

		47,910,090

TOTAL SHORT-TERM INVESTMENTS (Cost: $47,910,090)		47,910,090

TOTAL INVESTMENTS IN SECURITIES — 134.39% (Cost: $178,673,433)		182,534,669
Other Assets, Less Liabilities — (34.39)%		(46,712,168)

NET ASSETS — 100.00%		$135,822,501

BAB — Build America Bond

COP — Certificates of Participation

GO — General Obligation

GOI — General Obligation of the Issuer

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

RB — Revenue Bond

Insured by:

AGM — Assured Guaranty Municipal Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

126

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2014

[c]	Affiliated issuer. See Note 2.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Variable rate security. Rate shown is as of report date.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

127

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.40%
AEROSPACE & DEFENSE — 1.57%
B/E Aerospace Inc.
5.25%, 04/01/22 (Call 04/01/17)	$19,800	$20,988,000
6.88%, 10/01/20 (Call 10/01/15)	11,050	12,003,063
Bombardier Inc.
4.25%, 01/15/16[a,b]	13,425	13,945,219
4.75%, 04/15/19[a,b]	10,000	10,125,000
5.75%, 03/15/22[a,b]	8,300	8,424,500
6.00%, 10/15/22 (Call 04/15/17)[a,b]	19,050	19,383,375
6.13%, 01/15/23[a,b]	21,075	21,549,187
7.50%, 03/15/18[a,b]	8,550	9,661,500
7.75%, 03/15/20[a,b]	14,070	15,969,450
Huntington Ingalls Industries Inc.
6.88%, 03/15/18 (Call 03/15/15)	9,835	10,461,981
7.13%, 03/15/21 (Call 03/15/16)	10,460	11,453,700
Meccanica Holdings USA Inc.
6.25%, 07/15/19[b]	7,650	8,357,625
TransDigm Inc.
5.50%, 10/15/20 (Call 10/15/15)[a]	9,250	9,296,250
6.00%, 07/15/22 (Call 07/15/17)[b]	4,150	4,181,125
6.50%, 07/15/24 (Call 07/15/19)[b]	4,150	4,212,250
7.50%, 07/15/21 (Call 07/15/16)[a]	8,100	8,910,000
7.75%, 12/15/18 (Call 12/15/14)	24,429	26,261,175

		215,183,400
AIRLINES — 0.32%
Air Canada
6.75%, 10/01/19 (Call 10/01/16)[a,b]	3,375	3,650,828
7.75%, 04/15/21[b]	6,650	6,857,813
American Airlines Inc.
7.50%, 03/15/16 (Call 06/30/14)[a,b]	1,098	1,140,822
Continental Airlines Inc. 2012-3 Pass Through Trust
6.13%, 04/29/18	7,350	7,809,375
United Airlines Inc.
6.75%, 09/15/15 (Call 06/30/14)[b]	13,380	13,547,250
US Airways Group Inc.
6.13%, 06/01/18[a]	10,103	10,668,901

		43,674,989
AUTO COMPONENTS — 1.49%
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 03/15/16)	6,450	6,861,188
6.63%, 10/15/22 (Call 10/15/17)[a]	9,900	10,753,875
Dana Holding Corp.
5.38%, 09/15/21 (Call 09/15/16)[a]	7,200	7,458,853
6.50%, 02/15/19 (Call 02/15/15)	6,300	6,641,784
Goodyear Tire & Rubber Co. (The)
6.50%, 03/01/21 (Call 03/01/16)[a]	13,700	14,933,000
7.00%, 05/15/22 (Call 05/15/17)[a]	11,920	13,261,000
8.25%, 08/15/20 (Call 08/15/15)[a]	17,645	19,475,669
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.00%, 08/01/20 (Call 02/01/17)[a]	28,325	30,449,375
Series WI

Security	Principal (000s)	Value

3.50%, 03/15/17 (Call 02/15/17)	$12,250	$12,387,812
4.88%, 03/15/19 (Call 07/15/16)	19,925	20,398,219
5.88%, 02/01/22 (Call 08/01/17)	20,795	21,626,800
Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)[a]	8,658	8,636,355
5.38%, 03/15/24 (Call 03/15/19)	750	768,750
Schaeffler Finance BV
4.25%, 05/15/21 (Call 05/15/17)[b]	2,700	2,683,125
4.75%, 05/15/21 (Call 05/15/16)[b]	14,150	14,468,375
7.75%, 02/15/17[b]	11,370	12,819,675

		203,623,855
AUTOMOBILES — 1.38%
Chrysler Group LLC/CG Co-Issuer Inc.
8.00%, 06/15/19 (Call 06/15/15)[a]	47,200	51,566,000
8.25%, 06/15/21 (Call 06/15/16)[a]	52,535	59,824,231
General Motors Co.
3.50%, 10/02/18[b]	20,800	21,268,000
4.88%, 10/02/23[a,b]	25,250	26,386,250
Jaguar Land Rover Automotive PLC
4.13%, 12/15/18[b]	10,150	10,517,937
5.63%, 02/01/23 (Call 02/01/18)[a,b]	9,800	10,315,596
8.13%, 05/15/21 (Call 05/15/16)[b]	7,375	8,330,143

		188,208,157
BEVERAGES — 0.47%
Constellation Brands Inc.
3.75%, 05/01/21[a]	8,800	8,734,000
4.25%, 05/01/23[a]	16,275	16,193,625
6.00%, 05/01/22[a]	10,800	12,150,000
7.25%, 09/01/16	12,050	13,541,187
7.25%, 05/15/17	11,349	13,079,723

		63,698,535
BUILDING PRODUCTS — 0.62%
Building Materials Corp. of America
6.75%, 05/01/21 (Call 05/01/16)[b]	16,400	17,712,000
6.88%, 08/15/18 (Call 08/15/14)[b]	6,970	7,266,225
Masco Corp.
4.80%, 06/15/15	4,000	4,140,000
5.95%, 03/15/22	7,000	7,665,000
6.13%, 10/03/16[a]	16,803	18,462,296
7.13%, 03/15/20[a]	8,195	9,567,662
USG Corp.
6.30%, 11/15/16[a]	8,319	9,005,318
9.75%, 01/15/18[a]	8,785	10,552,981

		84,371,482
CAPITAL MARKETS — 0.46%
Affinion Group Inc.
7.88%, 12/15/18 (Call 12/15/14)[a]	8,450	7,723,300
E*TRADE Financial Corp.
6.00%, 11/15/17 (Call 11/15/14)[a]	9,750	10,213,125
6.38%, 11/15/19 (Call 11/15/15)[a]	13,125	14,224,219
6.75%, 06/01/16[a]	2,650	2,868,625
Nuveen Investments Inc.
9.13%, 10/15/17 (Call 10/15/14)[a,b]	7,850	8,536,875
9.50%, 10/15/20 (Call 10/15/16)[b]	9,975	11,845,312

128

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2014

Security	Principal (000s)	Value

Virgin Media Secured Finance PLC
5.25%, 01/15/21	$6,800	$7,004,000

		62,415,456
CHEMICALS — 1.94%
Ashland Inc.
3.00%, 03/15/16 (Call 02/15/16)[a]	10,000	10,188,134
3.88%, 04/15/18 (Call 03/15/18)	11,350	11,653,843
4.75%, 08/15/22 (Call 05/15/22)[a]	17,800	17,780,254
Axiall Corp.
4.88%, 05/15/23 (Call 05/15/18)[a,b]	6,130	6,111,286
Celanese U.S. Holdings LLC
4.63%, 11/15/22	10,050	10,146,972
5.88%, 06/15/21[a]	6,900	7,615,875
6.63%, 10/15/18 (Call 10/15/14)[a]	10,380	10,874,938
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)[b]	12,275	12,305,687
Hexion U.S. Finance Corp.
6.63%, 04/15/20 (Call 04/15/15)[a]	23,700	24,944,250
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 02/01/18 (Call 06/30/14)[a]	19,050	19,856,507
9.00%, 11/15/20 (Call 11/15/15)[a]	8,950	8,938,813
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)[a]	11,250	11,573,437
8.63%, 03/15/21 (Call 09/15/15)[a]	8,110	9,032,513
Ineos Finance PLC
7.50%, 05/01/20 (Call 05/01/15)[a,b]	13,110	14,322,675
8.38%, 02/15/19 (Call 02/15/15)[b]	16,050	17,614,875
Ineos Group Holdings SA
5.88%, 02/15/19 (Call 02/15/16)[b]	8,525	8,695,500
6.13%, 08/15/18 (Call 05/15/15)[a,b]	12,025	12,460,906
Momentive Performance Materials Inc.
8.88%, 10/15/20 (Call 10/15/15)	6,175	6,653,563
Rockwood Specialties Group Inc.
4.63%, 10/15/20 (Call 10/15/15)	20,350	20,909,625
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
8.75%, 02/01/19 (Call 08/01/15)[a]	21,975	23,458,312

		265,137,965
COMMERCIAL BANKS — 3.27%
BBVA International Preferred SAU
5.92%, 04/29/49 (Call 04/18/17)[a,c]	10,561	10,943,836
BPCE SA
12.50%, 08/29/49 (Call 09/30/19)[a,b,c]	7,400	10,101,000
CIT Group Inc.
3.88%, 02/19/19	16,000	16,198,784
4.25%, 08/15/17	28,650	29,939,250
4.75%, 02/15/15[a,b]	2,100	2,149,350
5.00%, 05/15/17[a]	19,700	21,068,100
5.00%, 08/15/22	22,700	23,488,825
5.00%, 08/01/23	13,900	14,108,500
5.25%, 03/15/18[a]	26,176	28,090,120
5.38%, 05/15/20[a]	12,350	13,241,919
5.50%, 02/15/19[b]	34,630	37,443,688
Commerzbank AG
8.13%, 09/19/23[a,b]	10,450	12,513,875
Credit Agricole SA
6.64%, 05/29/49 (Call 05/31/17)[a,b,c]	14,345	15,169,838
8.38%, 10/29/49 (Call 10/13/19)[a,b,c]	15,100	17,742,500

Security	Principal (000s)	Value

Fifth Third Bancorp
5.10%, 12/31/49 (Call 06/30/23)[c]	$10,350	$9,729,000
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 04/15/17)[b]	6,750	6,800,288
7.38%, 04/01/20 (Call 04/01/16)[b]	9,200	9,637,000
Regions Bank
7.50%, 05/15/18	10,200	12,125,250
Resona Preferred Global Securities (Cayman) Ltd.
7.19%, 12/31/49 (Call 07/30/15)[a,b,c]	4,600	4,841,500
Royal Bank of Scotland Group PLC
5.13%, 05/28/24	22,600	22,637,290
6.00%, 12/19/23[a]	33,321	35,801,748
6.10%, 06/10/23[a]	20,250	22,057,758
6.13%, 12/15/22	35,800	39,126,303
Societe Generale SA
5.92%, 12/31/49 (Call 04/05/17)[a,b,c]	13,415	14,286,975
UBS Preferred Funding Trust V Series 1
6.24%, 05/29/49 (Call 05/15/16)[c]	16,875	17,950,781

		447,193,478
COMMERCIAL SERVICES & SUPPLIES — 2.28%
ADT Corp. (The)
2.25%, 07/15/17	12,100	12,024,082
3.50%, 07/15/22[a]	16,400	15,019,469
4.13%, 04/15/19[a]	9,125	9,131,054
4.13%, 06/15/23[a]	11,550	10,745,850
6.25%, 10/15/21[a]	15,900	16,724,022
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 10/15/15)[a,b]	18,050	19,042,750
10.75%, 10/15/19 (Call 10/15/16)[b]	12,550	13,052,000
APX Group Inc.
6.38%, 12/01/19 (Call 12/01/15)	15,800	16,234,500
8.75%, 12/01/20 (Call 12/01/15)[a]	12,671	12,940,259
Ceridian HCM Holding Inc.
11.00%, 03/15/21 (Call 03/15/16)[b]	7,075	8,171,625
Ceridian LLC
8.88%, 07/15/19 (Call 07/15/15)[a,b]	14,800	16,705,500
11.25%, 11/15/15 (Call 06/30/14)	12,450	12,543,375
Ceridian LLC/Comdata Inc.
8.13%, 11/15/17 (Call 07/03/14)[b]	2,800	2,828,000
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)[a]	10,725	10,912,687
5.25%, 08/01/20 (Call 08/01/16)[a]	12,079	12,441,370
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)	7,650	7,841,250
6.38%, 10/01/22 (Call 04/01/17)	5,375	5,791,563
7.25%, 12/01/20 (Call 12/01/15)	2,200	2,403,500
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 02/01/16)[b]	15,900	12,958,500
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)[a]	16,550	16,632,750
6.00%, 08/15/23 (Call 08/15/18)[a]	9,650	10,281,242
7.75%, 10/01/19 (Call 10/01/15)	7,680	8,433,383
8.38%, 08/15/21 (Call 08/15/14)	6,750	7,094,316
RR Donnelley & Sons Co.
6.00%, 04/01/24[a]	6,525	6,573,938
7.00%, 02/15/22[a]	7,100	7,774,500
7.63%, 06/15/20[a]	1,700	1,942,250
7.88%, 03/15/21[a]	7,075	8,136,250

129

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2014

Security	Principal (000s)	Value

Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[a,b]	$9,850	$10,108,562
West Corp.
7.88%, 01/15/19 (Call 11/15/14)	13,050	13,865,625
8.63%, 10/01/18 (Call 10/01/14)	3,540	3,761,250

		312,115,422
COMMUNICATIONS EQUIPMENT — 0.79%
Alcatel-Lucent USA Inc.
4.63%, 07/01/17[a,b]	10,450	10,731,467
6.75%, 11/15/20 (Call 11/15/16)[a,b]	16,880	17,892,800
8.88%, 01/01/20 (Call 07/01/16)[b]	9,050	10,170,823
Avaya Inc.
7.00%, 04/01/19 (Call 04/01/15)[a,b]	16,340	16,135,750
10.50%, 03/01/21 (Call 03/01/17)[a,b]	22,295	20,149,106
CommScope Inc.
5.00%, 06/15/21 (Call 06/15/17)[b]	6,550	6,582,750
5.50%, 06/15/24 (Call 06/15/19)[b]	7,025	7,060,125
8.25%, 01/15/19 (Call 01/15/15)[a,b]	1,151	1,251,712
Nokia OYJ
5.38%, 05/15/19[a]	17,000	18,220,359

		108,194,892
COMPUTERS & PERIPHERALS — 0.46%
Dell Inc.
3.10%, 04/01/16	2,150	2,184,938
4.63%, 04/01/21[a]	7,700	7,526,750
5.65%, 04/15/18	9,191	9,639,061
5.88%, 06/15/19[a]	9,350	9,899,312
NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)	9,150	9,172,876
5.00%, 07/15/22 (Call 07/15/17)[a]	13,250	13,349,376
5.88%, 12/15/21 (Call 12/15/17)[b]	4,850	5,116,750
6.38%, 12/15/23 (Call 12/15/18)[a,b]	6,000	6,465,000

		63,354,063
CONSTRUCTION & ENGINEERING — 0.12%
Abengoa Finance SAU
7.75%, 02/01/20[b]	7,650	8,395,875
8.88%, 11/01/17[b]	7,293	8,241,090

		16,636,965
CONSTRUCTION MATERIALS — 0.27%
Lafarge SA
6.20%, 07/09/15[b]	3,325	3,516,209
6.50%, 07/15/16	12,500	13,728,768
Vulcan Materials Co.
7.00%, 06/15/18[a]	6,450	7,385,250
7.50%, 06/15/21	10,250	12,120,625

		36,750,852
CONSUMER FINANCE — 4.66%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
2.75%, 05/15/17[b]	6,000	6,037,500
3.75%, 05/15/19[b]	18,000	18,112,500
4.50%, 05/15/21[b]	18,300	18,437,250
Ally Financial Inc.

Security	Principal (000s)	Value

2.75%, 01/30/17	$12,300	$12,484,500
3.13%, 01/15/16[a]	13,000	13,341,399
3.50%, 07/18/16[a]	20,100	20,753,250
3.50%, 01/27/19	13,350	13,466,812
4.63%, 06/26/15[a]	28,290	29,240,244
4.75%, 09/10/18[a]	12,950	13,743,187
5.50%, 02/15/17	24,340	26,448,543
6.25%, 12/01/17[a]	16,310	18,211,063
7.50%, 09/15/20	28,000	33,338,416
8.00%, 12/31/18[a]	9,525	11,310,938
8.00%, 03/15/20	31,110	37,565,325
8.30%, 02/12/15	2,050	2,147,375
General Motors Financial Co. Inc.
2.75%, 05/15/16[a]	11,865	12,042,975
3.25%, 05/15/18	14,570	14,788,550
4.25%, 05/15/23[a]	11,465	11,350,350
4.75%, 08/15/17	15,884	16,976,025
6.75%, 06/01/18[a]	10,315	11,759,100
ILFC E-Capital Trust II
6.25%, 12/21/65 (Call 12/21/15)[a,b,c]	8,300	8,279,250
SLM Corp.
4.63%, 09/25/17[a]	11,086	11,620,029
4.88%, 06/17/19[a]	17,000	17,446,250
5.50%, 01/15/19[a]	19,800	20,885,432
5.50%, 01/25/23[a]	18,065	17,817,661
6.00%, 01/25/17	19,800	21,521,252
6.13%, 03/25/24	15,150	15,256,194
6.25%, 01/25/16	29,261	31,321,135
7.25%, 01/25/22[a]	12,000	13,287,154
8.00%, 03/25/20	25,900	29,917,388
8.45%, 06/15/18	40,850	48,199,548
Springleaf Finance Corp.
6.90%, 12/15/17	32,880	36,168,000
7.75%, 10/01/21[a]	10,350	11,592,000
Series I
5.40%, 12/01/15[a]	11,900	12,495,000

		637,361,595
CONTAINERS & PACKAGING — 1.48%
Ardagh Packaging Finance PLC
7.38%, 10/15/17 (Call 10/15/14)[b]	9,200	9,683,000
9.13%, 10/15/20 (Call 10/15/15)[a,b]	12,676	14,006,980
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
6.25%, 01/31/19 (Call 01/31/16)[b]	5,525	5,704,563
6.75%, 01/31/21 (Call 01/31/17)[b]	6,700	6,968,000
7.38%, 10/15/17 (Call 10/15/14)[b]	2,150	2,262,875
Ball Corp.
4.00%, 11/15/23	15,250	14,468,437
5.00%, 03/15/22	11,950	12,278,625
5.75%, 05/15/21 (Call 11/15/15)	8,900	9,478,500
6.75%, 09/15/20 (Call 03/15/15)[a]	9,280	9,906,400
Berry Plastics Corp.
5.50%, 05/15/22 (Call 05/15/17)[a]	9,150	9,127,125
9.75%, 01/15/21 (Call 01/15/16)[a]	13,050	15,040,125
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II
5.63%, 12/15/16 (Call 12/15/15)[a,b]	13,150	13,347,250
6.00%, 06/15/17 (Call 06/15/16)[a,b]	9,900	10,147,500
Crown Americas LLC/Crown Americas Capital Corp. III
6.25%, 02/01/21 (Call 02/01/16)	11,500	12,434,375
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23 [a]	16,600	16,143,500

130

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2014

Security	Principal (000s)	Value

Sealed Air Corp.
5.25%, 04/01/23 (Call 01/01/23)[b]	$6,850	$6,987,000
6.50%, 12/01/20 (Call 09/01/20)[a,b]	7,500	8,343,749
8.13%, 09/15/19 (Call 09/15/15)[b]	12,210	13,553,100
8.38%, 09/15/21 (Call 09/15/16)[b]	11,270	12,847,800

		202,728,904
DISTRIBUTORS — 0.67%
HD Supply Inc.
7.50%, 07/15/20 (Call 10/15/16)[a]	22,050	23,924,250
8.13%, 04/15/19 (Call 04/15/15)	20,440	22,535,100
11.00%, 04/15/20 (Call 04/15/16)[a]	9,930	11,742,225
11.50%, 07/15/20 (Call 10/15/16)[a]	16,550	19,911,719
VWR Funding Inc.
7.25%, 09/15/17 (Call 09/15/14)[a]	11,975	12,738,406

		90,851,700
DIVERSIFIED CONSUMER SERVICES — 0.45%
Laureate Education Inc.
9.25%, 09/01/19 (Call 09/01/15)[a,b]	22,800	23,883,000
Service Corp. International
5.38%, 01/15/22 (Call 07/15/17)	6,900	7,141,500
5.38%, 05/15/24 (Call 05/15/19)[b]	6,875	6,969,875
ServiceMaster Co. (The)
7.00%, 08/15/20 (Call 08/15/15)[a]	12,750	13,515,000
8.00%, 02/15/20 (Call 02/15/15)	9,800	10,582,864

		62,092,239
DIVERSIFIED FINANCIAL SERVICES — 0.54%
Denali Borrower LLC/Denali Finance Corp.
5.63%, 10/15/20 (Call 10/15/16)[a,b]	24,625	25,671,562
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 08/01/15)	7,850	7,869,625
6.50%, 07/01/21 (Call 01/01/17)[a]	10,800	10,206,000
7.88%, 10/01/20 (Call 10/01/16)	6,700	6,733,500
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 10/01/16)[b]	10,550	10,972,000
Voya Financial Inc.
5.65%, 05/15/53 (Call 05/15/23)[a,c]	12,675	12,770,063

		74,222,750
DIVERSIFIED TELECOMMUNICATION SERVICES — 8.71%
Altice Financing SA
6.50%, 01/15/22 (Call 12/15/16)[a,b]	14,500	15,297,500
7.88%, 12/15/19 (Call 12/15/15)[a,b]	6,750	7,357,500
Altice Finco SA
8.13%, 01/15/24 (Call 12/15/18)[a,b]	6,800	7,361,000
9.88%, 12/15/20 (Call 12/15/16)[a,b]	7,750	8,902,813
Altice SA
7.75%, 05/15/22 (Call 05/15/17)[a,b]	9,800	10,302,250
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)[a]	16,650	16,774,875
5.25%, 03/15/21 (Call 03/15/16)[a]	8,250	8,476,875
5.25%, 09/30/22 (Call 09/30/17)	21,750	22,185,000
5.75%, 09/01/23 (Call 03/01/18)	7,800	8,024,250
5.75%, 01/15/24 (Call 07/15/18)	16,650	17,191,125
6.50%, 04/30/21 (Call 04/30/15)	24,430	26,079,025
6.63%, 01/31/22 (Call 01/31/17)[a]	11,150	12,055,937

Security	Principal (000s)	Value

7.00%, 01/15/19 (Call 06/30/14)[a]	$22,925	$24,243,187
7.25%, 10/30/17 (Call 06/30/14)	14,580	15,436,575
7.38%, 06/01/20 (Call 12/01/15)[a]	11,620	12,767,475
8.13%, 04/30/20 (Call 04/30/15)	11,950	13,010,562
CenturyLink Inc.
5.80%, 03/15/22[a]	24,552	25,564,770
6.00%, 04/01/17	9,900	10,914,750
6.45%, 06/15/21	19,500	21,206,250
Series V
5.63%, 04/01/20[a]	15,860	16,771,950
Series W
6.75%, 12/01/23[a]	12,350	13,492,375
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 10/15/15)[a]	11,294	12,395,165
8.75%, 03/15/18 (Call 06/30/14)[a]	12,420	13,025,475
Embarq Corp.
7.08%, 06/01/16	15,250	16,935,880
Frontier Communications Corp.
7.13%, 03/15/19[a]	7,500	8,409,375
7.13%, 01/15/23[a]	14,300	14,800,500
7.63%, 04/15/24[a]	14,450	15,100,250
8.13%, 10/01/18[a]	9,450	11,056,500
8.25%, 04/15/17[a]	8,770	10,217,050
8.50%, 04/15/20[a]	15,165	17,686,181
8.75%, 04/15/22[a]	11,110	12,720,950
9.25%, 07/01/21	9,450	11,221,875
Hughes Satellite Systems Corp.
6.50%, 06/15/19	16,820	18,628,150
7.63%, 06/15/21	14,290	16,254,875
Intelsat (Luxembourg) SA
6.75%, 06/01/18 (Call 06/01/15)	9,800	10,424,750
7.75%, 06/01/21 (Call 06/01/17)[a]	33,475	35,483,500
8.13%, 06/01/23 (Call 06/01/18)	17,050	18,328,750
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[a,b]	32,935	32,770,325
6.63%, 12/15/22 (Call 12/15/17)[b]	11,300	11,794,375
6.63%, 12/15/22 (Call 12/15/17)[a]	10,300	10,750,625
7.25%, 04/01/19 (Call 04/01/15)[a]	24,213	25,877,644
7.25%, 10/15/20 (Call 10/15/15)	36,070	38,955,600
7.50%, 04/01/21 (Call 04/01/16)	19,665	21,533,175
8.50%, 11/01/19 (Call 11/01/14)	4,150	4,424,938
Koninklijke KPN NV
7.00%, 03/28/73 (Call 03/28/23)[b,c]	11,100	11,544,000
Level 3 Communications Inc.
11.88%, 02/01/19 (Call 02/01/15)	8,550	9,554,625
Level 3 Financing Inc.
6.13%, 01/15/21 (Call 11/15/16)[a,b]	7,525	7,957,688
7.00%, 06/01/20 (Call 06/01/16)[a]	12,400	13,454,000
8.13%, 07/01/19 (Call 07/01/15)	19,550	21,309,500
8.63%, 07/15/20 (Call 01/15/16)	17,145	19,202,400
9.38%, 04/01/19 (Call 04/01/15)[a]	9,630	10,556,888
PAETEC Holding Corp.
9.88%, 12/01/18 (Call 12/01/14)	8,100	8,778,375
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)	13,307	14,038,885
SoftBank Corp.
4.50%, 04/15/20[a,b]	40,900	41,615,750
Telecom Italia Capital SA
7.00%, 06/04/18	14,690	16,930,225
7.18%, 06/18/19	17,250	20,009,158
Telecom Italia SPA
5.30%, 05/30/24[b]	21,150	21,202,875

131

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2014

Security	Principal (000s)	Value

tw telecom holdings Inc.
5.38%, 10/01/22 (Call 10/01/17)	$15,200	$15,542,000
UPCB Finance III Ltd.
6.63%, 07/01/20 (Call 07/01/15)[b]	15,800	16,807,250
UPCB Finance V Ltd.
7.25%, 11/15/21 (Call 11/15/16)[a,b]	12,070	13,277,000
UPCB Finance VI Ltd.
6.88%, 01/15/22 (Call 01/15/17)[b]	11,450	12,480,500
Virgin Media Finance PLC
6.38%, 04/15/23 (Call 04/15/18)[a,b]	10,150	10,657,500
8.38%, 10/15/19 (Call 10/15/14)	9,450	10,033,413
Virgin Media Secured Finance PLC
5.38%, 04/15/21 (Call 04/15/17)[b]	15,850	16,246,250
5.50%, 01/15/25 (Call 01/15/19)[b]	7,450	7,505,875
Wind Acquisition Holdings Finance SA
6.50%, 04/30/20 (Call 04/30/16)[b]	8,125	8,693,750
7.25%, 02/15/18 (Call 06/30/14)[b]	28,300	29,829,125
7.38%, 04/23/21 (Call 04/23/17)[b]	45,500	47,092,500
Windstream Corp.
6.38%, 08/01/23 (Call 02/01/18)[a]	12,500	12,375,000
7.50%, 06/01/22 (Call 06/01/17)[a]	8,250	8,868,750
7.50%, 04/01/23 (Call 04/01/16)[a]	9,350	9,911,000
7.75%, 10/15/20 (Call 10/15/15)[a]	12,715	13,795,775
7.75%, 10/01/21 (Call 10/01/16)[a]	17,150	18,650,625
7.88%, 11/01/17[a]	17,675	20,370,437

		1,190,503,071
ELECTRIC UTILITIES — 1.25%
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)[a]	10,620	11,449,617
7.25%, 10/15/21 (Call 07/15/21)	13,890	14,872,861
EDP Finance BV
4.90%, 10/01/19[b]	15,900	16,615,500
5.25%, 01/14/21[a,b]	12,948	13,465,920
6.00%, 02/02/18[b]	15,000	16,275,000
Enel SpA
8.75%, 09/24/73 (Call 09/24/23)[b,c]	20,600	23,999,000
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)[a]	12,200	12,319,726
Series B
4.25%, 03/15/23 (Call 12/15/22)	14,300	14,174,047
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)[b]	7,800	7,880,689
Ipalco Enterprises Inc.
5.00%, 05/01/18 (Call 04/01/18)[a]	9,000	9,632,631
7.25%, 04/01/16[a,b]	6,645	7,281,006
PPL Capital Funding Inc.
Series A
6.70%, 03/30/67 (Call 03/30/17)[c]	10,150	10,213,437
RRI Energy Inc.
7.88%, 06/15/17[a]	11,770	12,491,999

		170,671,433
ELECTRICAL EQUIPMENT — 0.15%
Realogy Group LLC
7.63%, 01/15/20 (Call 01/15/16)[a,b]	10,120	11,242,608
7.88%, 02/15/19 (Call 02/15/15)[a,b]	8,250	8,873,200

		20,115,808

Security	Principal (000s)	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.25%
Flextronics International Ltd.
4.63%, 02/15/20[a]	$8,425	$8,635,625
5.00%, 02/15/23[a]	8,800	8,954,000
Rexel SA
5.25%, 06/15/20 (Call 06/15/16)[a,b]	8,850	9,115,500
6.13%, 12/15/19 (Call 12/15/15)[b]	7,400	7,918,001

		34,623,126
ENERGY EQUIPMENT & SERVICES — 0.65%
CGG SA
6.50%, 06/01/21 (Call 06/01/16)[a]	11,760	11,317,950
6.88%, 01/15/22 (Call 07/15/17)[b]	7,925	7,707,063
7.75%, 05/15/17 (Call 06/30/14)[a]	5,585	5,664,725
Hercules Offshore Inc.
8.75%, 07/15/21 (Call 07/15/17)[b]	6,350	6,789,304
Hornbeck Offshore Services Inc.
5.00%, 03/01/21 (Call 03/01/16)[a]	950	933,375
Offshore Group Investments Ltd.
7.13%, 04/01/23 (Call 04/01/18)[a]	12,475	12,600,936
7.50%, 11/01/19 (Call 11/01/15)[a]	17,150	18,082,670
Pacific Drilling SA
5.38%, 06/01/20 (Call 06/01/16)[a,b]	12,825	12,514,336
Precision Drilling Corp.
5.25%, 11/15/24[b]	2,100	2,121,000
6.63%, 11/15/20 (Call 11/15/15)	10,520	11,238,812

		88,970,171
FOOD & STAPLES RETAILING — 0.59%
Rite Aid Corp.
6.75%, 06/15/21 (Call 06/15/16)[a]	13,800	14,934,589
8.00%, 08/15/20 (Call 08/15/15)[a]	10,450	11,516,187
9.25%, 03/15/20 (Call 03/15/16)[a]	13,900	15,844,609
SUPERVALU Inc.
6.75%, 06/01/21 (Call 06/01/17)[a]	7,300	7,446,000
8.00%, 05/01/16[a]	10,400	11,466,000
US Foods Inc.
8.50%, 06/30/19 (Call 06/30/14)	18,350	19,680,375

		80,887,760
FOOD PRODUCTS — 1.05%
Aramark Services Inc.
5.75%, 03/15/20 (Call 03/15/15)	15,600	16,575,000
Big Heart Pet Brands
7.63%, 02/15/19 (Call 06/30/14)	2,944	3,065,440
H.J. Heinz Co.
4.25%, 10/15/20 (Call 04/15/15)[b]	47,900	47,842,520
Post Holdings Inc.
6.75%, 12/01/21 (Call 12/01/17)[b]	13,525	14,336,500
7.38%, 02/15/22 (Call 02/15/17)[a]	18,100	19,593,250
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 08/01/15)[a,b]	7,675	8,039,563
5.88%, 08/01/21 (Call 08/01/16)[b]	6,525	6,916,500
6.63%, 08/15/22 (Call 08/15/17)[a]	16,555	18,127,725
7.75%, 07/01/17	8,129	9,399,156

		143,895,654

132

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2014

Security	Principal (000s)	Value

GAS UTILITIES — 0.63%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)	$8,650	$9,413,839
7.00%, 05/20/22 (Call 05/20/17)	16,810	18,637,711
AmeriGas Partners LP/AmeriGas Finance Corp.
6.25%, 08/20/19 (Call 08/20/15)[a]	8,230	8,786,353
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/01/16)	6,450	6,732,869
Sabine Pass LNG LP
6.50%, 11/01/20 (Call 11/01/16)[a]	10,700	11,428,204
7.50%, 11/30/16[a]	23,900	26,506,871
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	4,900	4,961,250

		86,467,097
HEALTH CARE EQUIPMENT & SUPPLIES — 1.18%
Alere Inc.
6.50%, 06/15/20 (Call 06/15/16)[a]	8,375	8,793,750
7.25%, 07/01/18 (Call 12/15/15)	7,400	8,084,500
8.63%, 10/01/18 (Call 10/01/14)	4,615	4,886,131
Biomet Inc.
6.50%, 08/01/20 (Call 08/01/15)	28,800	31,176,000
6.50%, 10/01/20 (Call 10/01/15)	13,100	14,082,500
ConvaTec Healthcare E SA
10.50%, 12/15/18 (Call 12/15/14)[b]	13,147	14,363,098
DJO Finance LLC/DJO Finance Corp.
9.88%, 04/15/18 (Call 04/15/15)[a]	6,150	6,657,375
Hologic Inc.
6.25%, 08/01/20 (Call 08/01/15)	15,525	16,475,906
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)[a]	28,650	32,553,562
12.50%, 11/01/19 (Call 11/01/15)[a]	10,690	12,293,500
Ortho-Clinical Diagnostics Inc.
6.63%, 05/15/22 (Call 05/15/17)[b]	11,298	11,241,510

		160,607,832
HEALTH CARE PROVIDERS & SERVICES — 5.61%
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/15/15)[a]	25,050	26,333,812
5.13%, 08/01/21 (Call 02/01/17)[b]	13,600	13,838,000
6.88%, 02/01/22 (Call 02/01/18)[a,b]	45,950	48,592,125
7.13%, 07/15/20 (Call 07/15/16)[a]	21,400	23,272,500
8.00%, 11/15/19 (Call 11/15/15)	32,600	35,697,000
DaVita HealthCare Partners Inc.
5.75%, 08/15/22 (Call 08/15/17)[a]	20,700	22,123,125
6.38%, 11/01/18 (Call 06/30/14)[a]	13,975	14,656,281
6.63%, 11/01/20 (Call 11/01/14)	13,700	14,590,500
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19[b]	12,150	13,334,625
5.88%, 01/31/22[a,b]	11,450	12,423,250
Fresenius Medical Care US Finance Inc.
5.75%, 02/15/21[a,b]	11,250	12,150,000
6.50%, 09/15/18[b]	5,810	6,550,775
6.88%, 07/15/17[a]	9,000	10,201,500
HCA Holdings Inc.
4.75%, 05/01/23	21,500	21,500,000
5.88%, 03/15/22	23,250	25,313,437
6.25%, 02/15/21[a]	17,300	18,511,000
6.50%, 02/15/16	16,450	17,766,000

Security	Principal (000s)	Value

6.50%, 02/15/20[a]	$51,980	$58,932,325
7.25%, 09/15/20 (Call 03/15/15)	22,260	23,985,150
7.50%, 02/15/22[a]	33,755	38,902,637
7.75%, 05/15/21 (Call 11/15/15)	22,730	25,003,000
8.00%, 10/01/18	11,850	14,116,313
HCA Inc.
3.75%, 03/15/19	19,305	19,642,838
5.00%, 03/15/24	28,950	29,384,250
5.88%, 05/01/23[a]	19,950	20,673,188
LifePoint Hospitals Inc.
5.50%, 12/01/21 (Call 12/01/16)[b]	13,650	14,298,375
6.63%, 10/01/20 (Call 10/01/15)	4,000	4,370,000
MPH Acquisition Holdings LLC
6.63%, 04/01/22 (Call 04/01/17)[b]	13,550	14,092,000
Tenet Healthcare Corp.
4.38%, 10/01/21[a]	16,900	16,604,250
4.50%, 04/01/21[a]	12,525	12,431,063
4.75%, 06/01/20[a]	7,200	7,299,000
5.00%, 03/01/19[a,b]	10,595	10,820,144
6.00%, 10/01/20	30,035	32,362,712
6.25%, 11/01/18	15,760	17,395,100
8.00%, 08/01/20 (Call 08/01/15)[a]	15,560	16,960,400
8.13%, 04/01/22[a]	45,800	52,097,500

		766,224,175
HEALTH CARE TECHNOLOGY — 0.06%
IMS Health Inc.
6.00%, 11/01/20 (Call 11/01/15)[b]	7,950	8,446,875

		8,446,875
HOTELS, RESTAURANTS & LEISURE — 3.82%
Boyd Gaming Corp.
9.13%, 12/01/18 (Call 12/01/14)[a]	8,150	8,690,224
Burger King Corp.
9.88%, 10/15/18 (Call 10/15/14)[a]	12,860	13,888,800
Caesars Entertainment Operating Co. Inc.
5.63%, 06/01/15	1,175	1,219,062
8.50%, 02/15/20 (Call 02/15/16)[a]	18,250	14,554,375
9.00%, 02/15/20 (Call 02/15/16)[a]	24,086	19,268,800
9.00%, 02/15/20 (Call 02/15/16)	24,750	19,800,000
10.00%, 12/15/18 (Call 06/30/14)[a]	63,397	28,010,828
10.75%, 02/01/16 (Call 06/30/14)[a]	8,250	6,971,250
11.25%, 06/01/17 (Call 06/30/14)	34,260	30,491,400
12.75%, 04/15/18 (Call 06/30/14)	10,645	5,162,825
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties Finance Inc.
8.00%, 10/01/20 (Call 10/01/16)[b]	15,400	15,964,271
11.00%, 10/01/21 (Call 10/01/16)[a,b]	19,250	20,044,748
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc.
9.38%, 05/01/22 (Call 05/01/17)[a,b]	11,125	11,194,531
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	9,600	9,888,000
6.75%, 06/01/19 (Call 06/01/15)[a]	8,420	8,977,825
10.00%, 10/01/14	1,141	1,169,525
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[b]	7,200	7,470,000
4.88%, 11/01/20 (Call 08/01/20)[a,b]	16,625	17,206,875
5.38%, 11/01/23 (Call 08/01/23)[a,b]	10,250	10,634,375
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)[b]	24,700	26,058,500
MGM Resorts International

133

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2014

Security	Principal (000s)	Value

5.25%, 03/31/20[a]	$5,700	$5,917,130
6.63%, 07/15/15	14,100	14,878,547
6.63%, 12/15/21[a]	20,750	23,037,515
6.75%, 10/01/20[a]	16,800	18,679,900
7.50%, 06/01/16	12,570	13,939,777
7.63%, 01/15/17[a]	12,050	13,680,870
7.75%, 03/15/22[a]	16,100	18,896,734
8.63%, 02/01/19	14,250	16,966,794
10.00%, 11/01/16	9,500	11,269,375
11.38%, 03/01/18[a]	8,520	11,044,924
Mohegan Tribal Gaming Authority
9.75%, 09/01/21 (Call 09/01/16)[a]	1,150	1,242,000
Pinnacle Entertainment Inc.
7.50%, 04/15/21 (Call 04/15/15)[a]	16,396	17,707,680
PNK Finance Corp.
6.38%, 08/01/21 (Call 08/01/16)[a,b]	13,490	14,220,301
Sabre GLBL Inc.
8.50%, 05/15/19 (Call 05/15/15)[b]	8,192	9,123,840
Sabre Holdings Corp.
8.35%, 03/15/16	8,150	9,005,751
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a,b]	8,650	8,377,944
5.38%, 03/15/22 (Call 03/15/17)[a]	13,300	13,881,875
7.75%, 08/15/20 (Call 08/15/15)	21,220	23,273,901

		521,811,072
HOUSEHOLD DURABLES — 1.20%
Brookfield Residential Properties Inc.
6.13%, 07/01/22 (Call 07/01/17)[a,b]	8,050	8,311,625
6.50%, 12/15/20 (Call 12/15/15)[b]	9,150	9,630,375
Centex Corp.
6.50%, 05/01/16[a]	9,650	10,542,625
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)[a]	4,900	4,998,000
3.75%, 03/01/19 (Call 12/01/18)	8,400	8,484,000
5.75%, 08/15/23 (Call 05/15/23)[a]	7,600	8,075,000
Jarden Corp.
7.50%, 05/01/17[a]	2,430	2,764,125
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 10/15/15)[b]	9,800	10,571,750
KB Home
4.75%, 05/15/19 (Call 02/15/19)	5,100	5,115,300
7.00%, 12/15/21 (Call 09/15/21)[a]	8,950	9,666,000
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	8,000	8,140,000
4.75%, 12/15/17 (Call 09/15/17)[a]	8,025	8,466,375
4.75%, 11/15/22 (Call 08/15/22)[a]	8,650	8,498,625
12.25%, 06/01/17	11,275	14,375,625
Standard Pacific Corp.
8.38%, 05/15/18	9,225	10,885,500
8.38%, 01/15/21[a]	6,370	7,580,300
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 04/15/16)[b]	9,650	9,722,375
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)[a]	7,800	7,566,000
5.88%, 02/15/22 (Call 11/15/21)	7,180	7,736,450
8.91%, 10/15/17	2,750	3,293,125

		164,423,175

Security	Principal (000s)	Value

HOUSEHOLD PRODUCTS — 0.26%
Harbinger Group Inc.
7.88%, 07/15/19 (Call 01/15/16)	$14,775	$16,141,688
Spectrum Brands Inc.
6.38%, 11/15/20 (Call 11/15/16)	8,860	9,568,800
6.63%, 11/15/22 (Call 11/15/17)[a]	8,650	9,406,875

		35,117,363
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.06%
AES Corp. (The)
4.88%, 05/15/23 (Call 05/15/18)[a]	12,005	11,739,825
5.50%, 03/15/24 (Call 03/15/19)[a]	10,800	11,078,056
7.38%, 07/01/21 (Call 06/01/21)[a]	15,175	17,461,804
8.00%, 10/15/17	10,671	12,481,951
8.00%, 06/01/20[a]	7,780	9,302,576
9.75%, 04/15/16	1,075	1,224,482
Calpine Corp.
5.88%, 01/15/24 (Call 11/01/18)[a,b]	8,200	8,589,500
6.00%, 01/15/22 (Call 11/01/16)[b]	11,050	11,809,723
7.50%, 02/15/21 (Call 11/01/15)[b]	24,787	26,986,846
7.88%, 07/31/20 (Call 07/31/15)[b]	14,079	15,381,308
7.88%, 01/15/23 (Call 01/15/17)[a,b]	16,834	18,938,250
GenOn Energy Inc.
9.50%, 10/15/18[a]	10,710	11,581,226
9.88%, 10/15/20 (Call 10/15/15)	8,250	8,902,425
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)[b]	17,650	18,575,093
6.25%, 05/01/24 (Call 05/01/19)[b]	13,550	13,985,131
6.63%, 03/15/23 (Call 09/15/17)[a]	16,700	17,804,501
7.63%, 01/15/18	20,180	23,063,314
7.88%, 05/15/21 (Call 05/15/16)[a]	19,100	21,232,211
8.25%, 09/01/20 (Call 09/01/15)	18,055	19,892,206
8.50%, 06/15/19 (Call 06/30/14)	855	895,613

		280,926,041
INDUSTRIALS — 0.06%
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/15/17)[b]	7,625	7,701,250

		7,701,250
INSURANCE — 0.07%
Hartford Financial Services Group Inc. (The)
8.13%, 06/15/68 (Call 06/15/18)[c]	8,142	9,627,915

		9,627,915
INTERNET & CATALOG RETAIL — 0.45%
QVC Inc.
3.13%, 04/01/19[b]	4,730	4,799,118
4.38%, 03/15/23[a]	16,025	16,308,001
4.85%, 04/01/24[b]	7,275	7,587,490
5.13%, 07/02/22	8,850	9,396,339
7.38%, 10/15/20 (Call 04/15/15)[b]	8,314	8,979,120
7.50%, 10/01/19 (Call 10/01/14)[b]	13,000	13,747,500

		60,817,568

134

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2014

Security	Principal (000s)	Value

INTERNET SOFTWARE & SERVICES — 0.59%
eAccess Ltd.
8.25%, 04/01/18 (Call 04/01/15)[b]	$2,900	$3,146,500
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)[a]	8,800	9,020,000
5.38%, 04/01/23 (Call 04/01/18)[a]	16,600	17,015,000
7.00%, 07/15/21 (Call 07/15/16)[a]	11,050	12,293,125
IAC/InterActiveCorp
4.75%, 12/15/22 (Call 12/15/17)[a]	10,150	9,997,750
4.88%, 11/30/18 (Call 11/30/14)	5,600	5,880,000
Zayo Group LLC/Zayo Capital Inc.
8.13%, 01/01/20 (Call 07/01/15)	13,350	14,584,875
10.13%, 07/01/20 (Call 07/01/16)	7,725	8,912,719

		80,849,969
IT SERVICES — 2.35%
Audatex North America Inc.
6.00%, 06/15/21 (Call 06/15/17)[b]	22,000	23,485,000
First Data Corp.
6.75%, 11/01/20 (Call 11/01/15)[a,b]	37,238	39,984,302
7.38%, 06/15/19 (Call 06/15/15)[b]	25,600	27,520,000
8.25%, 01/15/21 (Call 01/15/16)[a,b]	32,652	35,427,420
8.88%, 08/15/20 (Call 08/15/15)[b]	10,000	11,087,500
10.63%, 06/15/21 (Call 04/15/16)	14,150	16,095,625
11.25%, 01/15/21 (Call 01/15/16)[a]	12,950	14,860,125
11.75%, 08/15/21 (Call 05/15/16)	41,925	46,589,156
12.63%, 01/15/21 (Call 01/15/16)	48,582	58,419,855
SunGard Data Systems Inc.
6.63%, 11/01/19 (Call 11/01/15)[a]	16,100	17,005,625
7.38%, 11/15/18 (Call 06/30/14)	11,225	11,884,469
7.63%, 11/15/20 (Call 11/15/15)[a]	11,510	12,617,838
8.75%, 04/01/22 (Call 04/01/19)[b]	6,750	6,294,375

		321,271,290
MACHINERY — 0.86%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 02/01/16)[a,b]	11,650	12,465,500
Case New Holland Industrial Inc.
7.88%, 12/01/17[a]	24,900	29,257,500
CNH Industrial Capital LLC
3.25%, 02/01/17	8,100	8,262,000
3.63%, 04/15/18[a]	9,950	10,186,313
3.88%, 11/01/15[a]	12,820	13,108,450
6.25%, 11/01/16	7,670	8,379,475
Manitowoc Co. Inc. (The)
8.50%, 11/01/20 (Call 11/01/15)[a]	625	696,875
Navistar International Corp.
8.25%, 11/01/21 (Call 11/01/14)[a]	20,450	21,293,562
SPX Corp.
6.88%, 09/01/17[a]	575	648,313
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)[a]	12,950	13,856,501

		118,154,489
MEDIA — 7.83%
AMC Entertainment Inc.
9.75%, 12/01/20 (Call 12/01/15)	10,220	11,688,564
AMC Networks Inc.

Security	Principal (000s)	Value

4.75%, 12/15/22 (Call 12/15/17)[a]	$10,725	$10,691,901
7.75%, 07/15/21 (Call 07/15/16)	10,900	12,200,245
Cablevision Systems Corp.
5.88%, 09/15/22[a]	11,600	11,890,000
7.75%, 04/15/18	11,500	12,995,000
8.00%, 04/15/20[a]	9,300	10,625,250
8.63%, 09/15/17	13,300	15,527,750
CCU Escrow Corp.
10.00%, 01/15/18 (Call 07/15/16)[a,b]	12,000	11,460,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[a,b]	12,625	12,498,750
6.38%, 09/15/20 (Call 09/15/15)[b]	22,975	24,410,937
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	10,000	9,837,500
5.13%, 12/15/22 (Call 12/15/17)[a]	6,700	6,822,691
Clear Channel Communications Inc.
9.00%, 12/15/19 (Call 07/15/15)[a]	24,450	26,100,375
9.00%, 03/01/21 (Call 03/01/16)[a]	30,940	33,028,450
11.25%, 03/01/21 (Call 03/01/16)[a]	10,200	11,526,000
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	10,375	11,010,469
6.50%, 11/15/22 (Call 11/15/17)[a]	31,725	33,866,437
Series A
7.63%, 03/15/20 (Call 03/15/15)[a]	500	535,000
Series B
7.63%, 03/15/20 (Call 03/15/15)[a]	29,280	31,512,600
CSC Holdings LLC
5.25%, 06/01/24[a,b]	10,500	10,473,750
6.75%, 11/15/21	17,000	18,997,500
8.63%, 02/15/19	9,270	11,077,650
DISH DBS Corp.
4.25%, 04/01/18	20,400	21,283,618
4.63%, 07/15/17	15,550	16,541,312
5.00%, 03/15/23[a]	23,925	24,359,980
5.13%, 05/01/20[a]	18,450	19,326,818
5.88%, 07/15/22[a]	33,800	36,292,750
6.75%, 06/01/21	33,030	37,406,475
7.13%, 02/01/16	23,084	25,179,933
7.75%, 05/31/15[a]	12,300	13,104,894
7.88%, 09/01/19	22,480	26,748,430
Gannett Co. Inc.
5.13%, 10/15/19 (Call 10/15/16)[b]	9,575	9,969,099
5.13%, 07/15/20 (Call 07/15/16)[b]	10,250	10,583,125
6.38%, 10/15/23 (Call 10/15/18)[b]	10,930	11,626,787
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[a,b]	13,000	13,893,750
11.00%, 08/15/18 (Call 08/15/14)[a,b]	5,177	4,892,265
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)	8,600	8,677,311
5.38%, 01/15/24 (Call 01/15/19)[a,b]	4,425	4,598,860
5.88%, 02/01/22 (Call 02/01/17)[a]	8,350	8,976,250
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)	14,580	16,657,651
Nara Cable Funding Ltd.
8.88%, 12/01/18 (Call 06/30/14)[b]	15,950	17,146,250
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)	13,250	13,455,217
5.00%, 04/15/22 (Call 04/15/17)[b]	12,325	12,410,102
7.75%, 10/15/18 (Call 10/15/14)	14,092	14,908,333
Numericable Group SA
4.88%, 05/15/19 (Call 05/15/16)[a,b]	22,500	22,950,000
6.00%, 05/15/22 (Call 05/15/17)[b]	48,050	49,851,875

135

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2014

Security	Principal (000s)	Value

6.25%, 05/15/24 (Call 05/15/19)[b]	$18,950	$19,779,062
Quebecor Media Inc.
5.75%, 01/15/23	13,300	13,532,750
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)	12,050	12,471,750
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 04/01/16)[a]	9,850	9,822,447
6.13%, 10/01/22 (Call 10/01/17)[a]	8,100	8,328,067
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 05/15/16)[a,b]	8,650	8,520,250
4.63%, 05/15/23 (Call 05/15/18)[a,b]	8,025	7,623,750
5.25%, 08/15/22 (Call 08/15/17)[b]	1,425	1,539,000
5.75%, 08/01/21 (Call 08/01/16)[a,b]	9,675	10,158,750
5.88%, 10/01/20 (Call 10/01/16)[a,b]	9,850	10,428,687
6.00%, 07/15/24 (Call 07/15/19)[b]	15,200	15,675,000
Time Inc.
5.75%, 04/15/22 (Call 04/15/17)[b]	8,575	8,596,438
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 01/15/23 (Call 01/15/18)[b]	16,700	17,072,981
7.50%, 03/15/19 (Call 03/15/15)[b]	7,250	7,773,657
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a,b]	11,025	11,325,461
6.75%, 09/15/22 (Call 09/15/17)[b]	17,771	19,481,459
6.88%, 05/15/19 (Call 05/15/15)[b]	18,850	20,193,061
7.88%, 11/01/20 (Call 11/01/15)[b]	12,830	14,135,064
8.50%, 05/15/21 (Call 11/15/15)[a,b]	13,400	14,689,750
Videotron Ltd.
5.00%, 07/15/22	13,150	13,462,312
5.38%, 06/15/24 (Call 03/15/24)[b]	10,150	10,353,000
9.13%, 04/15/18 (Call 06/30/14)	2,579	2,669,265
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)	12,500	14,031,250
WMG Acquisition Corp.
6.00%, 01/15/21 (Call 01/15/16)[b]	7,739	8,009,865
6.75%, 04/15/22 (Call 04/15/17)[b]	10,100	10,125,250

		1,069,416,230
METALS & MINING — 3.35%
AK Steel Corp.
7.63%, 05/15/20 (Call 05/15/15)[a]	9,650	9,734,437
Aleris International Inc.
7.63%, 02/15/18 (Call 06/30/14)[a]	9,600	9,792,000
7.88%, 11/01/20 (Call 11/01/15)	8,350	8,402,188
ArcelorMittal SA
4.25%, 08/05/15[a]	12,400	12,753,183
4.25%, 03/01/16[a]	8,550	8,845,272
5.00%, 02/25/17	23,676	25,039,529
5.75%, 08/05/20[a]	17,600	18,810,000
6.00%, 03/01/21[a]	24,285	26,136,595
6.13%, 06/01/18[a]	24,600	26,990,412
6.75%, 02/25/22[a]	18,000	20,137,500
9.50%, 02/15/15	943	994,842
10.35%, 06/01/19	25,700	32,623,577
Commercial Metals Co.
6.50%, 07/15/17[a]	6,786	7,556,982
7.35%, 08/15/18	8,000	9,120,571
First Quantum Minerals Ltd.
6.75%, 02/15/20 (Call 02/15/17)[b]	21,823	22,232,181
7.00%, 02/15/21 (Call 02/15/18)[a,b]	19,823	20,219,460
7.25%, 05/15/22 (Call 05/15/17)[b]	9,125	9,375,938
FMG Resources (August 2006) Pty Ltd.

Security	Principal (000s)	Value

6.00%, 04/01/17 (Call 04/01/15)[b]	$17,000	$17,573,750
6.88%, 02/01/18 (Call 06/30/14)[a,b]	13,950	14,612,625
6.88%, 04/01/22 (Call 04/01/17)[a,b]	15,800	16,713,240
8.25%, 11/01/19 (Call 11/01/15)[a,b]	22,620	24,712,350
Novelis Inc.
8.38%, 12/15/17 (Call 06/30/14)[a]	17,600	18,766,035
8.75%, 12/15/20 (Call 12/15/15)[a]	23,890	26,496,010
Steel Dynamics Inc.
5.25%, 04/15/23 (Call 04/15/18)	6,450	6,606,034
6.13%, 08/15/19 (Call 08/15/16)[a]	7,050	7,681,232
United States Steel Corp.
6.05%, 06/01/17[a]	8,500	9,176,713
7.00%, 02/01/18[a]	8,290	9,150,088
7.38%, 04/01/20[a]	9,850	10,879,648
7.50%, 03/15/22 (Call 03/15/17)[a]	6,800	7,412,000
Walter Energy Inc.
8.50%, 04/15/21 (Call 04/15/17)[a]	7,900	4,436,334
9.50%, 10/15/19 (Call 10/15/16)[a,b]	9,925	10,049,215
9.88%, 12/15/20 (Call 12/15/16)[a]	7,650	4,618,688

		457,648,629
MULTI-UTILITIES — 0.03%
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)[a]	752	878,619
6.00%, 09/01/21	1,325	1,567,062
6.50%, 12/15/20	960	1,155,562

		3,601,243
MULTILINE RETAIL — 0.31%
JC Penney Corp. Inc.
5.65%, 06/01/20[a]	7,400	6,271,500
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)[a,b]	15,550	17,105,000
Sears Holdings Corp.
6.63%, 10/15/18[a]	19,945	18,269,620

		41,646,120
OFFICE ELECTRONICS — 0.17%
CDW LLC/CDW Finance Corp.
8.50%, 04/01/19 (Call 04/01/15)[a]	21,510	23,419,013

		23,419,013
OIL, GAS & CONSUMABLE FUELS — 13.48%
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	25,100	26,301,442
4.88%, 03/15/24 (Call 03/15/19)	8,275	8,638,546
5.88%, 04/15/21 (Call 04/15/15)	12,150	12,951,226
6.13%, 07/15/22 (Call 01/15/17)	12,380	13,458,518
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 06/30/14)[a]	12,315	8,805,225
6.25%, 06/01/21 (Call 06/01/16)[a]	11,440	7,836,400
7.50%, 08/01/20 (Call 08/01/16)[a,b]	5,775	5,515,125
9.75%, 04/15/18[a]	8,650	7,785,000
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)[b]	2,800	2,871,938
Antero Resources Finance Corp.
5.38%, 11/01/21 (Call 11/01/16)	15,750	16,423,105
6.00%, 12/01/20 (Call 12/01/15)[a]	9,200	9,832,500

136

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2014

Security	Principal (000s)	Value

Arch Coal Inc.
7.00%, 06/15/19 (Call 06/15/15)[a]	$16,700	$12,399,750
7.25%, 10/01/20 (Call 10/01/15)	8,130	5,922,990
7.25%, 06/15/21 (Call 06/15/16)[a]	15,800	11,336,500
Athlon Holdings LP/Athlon Finance Corp.
6.00%, 05/01/22 (Call 05/01/17)[b]	7,050	7,187,753
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
4.75%, 11/15/21 (Call 05/15/16)	8,350	8,086,330
5.88%, 08/01/23 (Call 02/01/18)	13,675	13,829,640
6.63%, 10/01/20 (Call 10/01/16)	5,800	6,144,471
Berry Petroleum Co. LLC
6.38%, 09/15/22 (Call 03/15/17)	10,500	10,978,330
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.88%, 04/15/22 (Call 01/15/17)	14,200	15,265,338
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)[b]	9,125	9,296,094
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 05/15/17)[a]	8,000	8,505,968
8.25%, 09/01/21 (Call 09/01/16)[a]	7,970	8,701,012
Chesapeake Energy Corp.
3.25%, 03/15/16 (Call 06/30/14)[a]	9,925	10,009,859
4.88%, 04/15/22 (Call 04/15/17)	21,500	22,335,456
5.38%, 06/15/21 (Call 06/15/16)[a]	11,750	12,494,131
5.75%, 03/15/23[a]	18,250	20,345,255
6.13%, 02/15/21[a]	16,580	18,584,786
6.50%, 08/15/17	11,250	12,633,145
6.63%, 08/15/20[a]	21,450	24,769,531
7.25%, 12/15/18[a]	11,445	13,491,110
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance Inc.
6.63%, 11/15/19 (Call 11/15/15)	9,910	10,430,275
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	1,825	1,856,938
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)	9,700	10,390,707
5.50%, 04/01/23 (Call 10/01/17)	23,700	25,339,985
6.50%, 01/15/22 (Call 01/15/17)[a]	10,030	11,108,225
7.00%, 01/15/21 (Call 01/15/16)	9,560	10,579,846
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)[b]	26,900	27,959,408
8.25%, 04/01/20 (Call 04/01/15)	19,910	21,627,321
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 12/15/20 (Call 12/15/16)	5,115	5,332,388
6.13%, 03/01/22 (Call 11/01/16)[a,b]	8,350	8,772,174
DCP Midstream LLC
5.85%, 05/21/43 (Call 05/21/23)[b,c]	9,011	8,526,659
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	19,850	19,092,431
5.50%, 05/01/22 (Call 05/01/17)	21,625	22,275,980
6.38%, 08/15/21 (Call 08/15/16)	7,030	7,544,249
El Paso LLC
7.00%, 06/15/17	13,415	15,073,918
7.25%, 06/01/18	6,650	7,559,951
8.25%, 02/15/16	3,800	4,188,269
Energy Transfer Equity LP
5.88%, 01/15/24	7,225	7,459,813
5.88%, 01/15/24 (Call 10/15/23)[a,b]	4,600	4,749,500
7.50%, 10/15/20	19,180	22,152,900
Energy XXI Gulf Coast Inc.
6.88%, 03/15/24 (Call 03/15/19)[b]	4,400	4,432,256
7.50%, 12/15/21 (Call 12/15/16)	7,890	8,368,770
9.25%, 12/15/17 (Call 12/15/14)	12,600	13,561,944

Security	Principal (000s)	Value

EP Energy LLC/EP Energy Finance Inc.
Series WI
9.38%, 05/01/20 (Call 05/01/16)	$30,715	$35,242,932
EP Energy LLC/Everest Acquisition Finance Inc.
Series WI
6.88%, 05/01/19 (Call 05/01/15)	13,250	14,154,646
EXCO Resources Inc.
7.50%, 09/15/18 (Call 09/15/14)	10,500	10,707,196
8.50%, 04/15/22 (Call 04/15/17)	8,875	9,276,978
Expro Finance Luxembourg SCA
8.50%, 12/15/16 (Call 06/30/14)[b]	1,900	1,984,453
Halcon Resources Corp.
8.88%, 05/15/21 (Call 11/15/16)[a]	22,100	23,426,000
9.25%, 02/15/22[b]	500	534,827
9.25%, 02/15/22 (Call 08/15/17)	5,600	5,990,059
9.75%, 07/15/20 (Call 07/15/16)[a]	18,045	19,803,687
Kinder Morgan Finance Co. LLC
5.70%, 01/05/16	11,745	12,448,656
6.00%, 01/15/18[a,b]	12,990	14,191,575
Kinder Morgan Inc.
5.00%, 02/15/21 (Call 01/15/21)[b]	10,575	10,700,631
5.63%, 11/15/23 (Call 08/15/23)[a,b]	12,950	13,079,500
Kodiak Oil & Gas Corp.
5.50%, 02/01/22 (Call 08/01/17)	7,850	7,998,927
8.13%, 12/01/19 (Call 12/01/15)	8,500	9,437,770
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 01/15/17)	4,025	4,125,625
7.38%, 05/01/22 (Call 05/01/17)[a]	7,400	8,176,096
9.50%, 02/15/19 (Call 02/15/15)	11,500	12,647,912
Linn Energy LLC/Linn Energy Finance Corp.
6.50%, 05/15/19 (Call 05/15/15)	12,750	13,392,944
7.25%, 11/01/19 (Call 11/01/15)[a,b]	28,800	30,174,471
7.75%, 02/01/21 (Call 09/15/15)[a]	13,810	14,837,946
8.63%, 04/15/20 (Call 04/15/15)	22,295	24,134,337
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.50%, 07/15/23 (Call 04/15/23)	16,450	16,169,618
5.50%, 02/15/23 (Call 08/15/17)[a]	10,475	10,908,493
6.25%, 06/15/22 (Call 12/15/16)	7,591	8,197,033
6.75%, 11/01/20 (Call 11/01/15)	6,965	7,541,726
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[b]	11,150	11,783,371
6.50%, 03/15/21 (Call 03/15/15)[b]	12,750	13,484,627
7.00%, 03/31/24 (Call 09/30/18)[a,b]	16,275	17,503,842
Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
9.25%, 06/01/21 (Call 06/01/16)[a]	10,150	10,838,803
10.75%, 10/01/20 (Call 10/01/16)[a]	10,764	11,967,854
Newfield Exploration Co.
5.63%, 07/01/24[a]	16,150	17,123,231
5.75%, 01/30/22[a]	12,500	13,530,784
6.88%, 02/01/20 (Call 02/01/15)[a]	13,885	14,732,185
7.13%, 05/15/18 (Call 06/30/14)	3,706	3,808,561
NGPL PipeCo LLC
7.12%, 12/15/17[a,b]	20,540	20,439,068
9.63%, 06/01/19 (Call 06/01/15)[a,b]	9,050	9,795,408
Oasis Petroleum Inc.
6.50%, 11/01/21 (Call 11/01/16)	7,050	7,543,500
6.88%, 03/15/22 (Call 09/15/17)[b]	14,975	16,285,312
6.88%, 01/15/23 (Call 07/15/17)	7,250	7,893,438
7.25%, 02/01/19 (Call 02/01/15)	7,015	7,470,975
Peabody Energy Corp.
6.00%, 11/15/18	25,000	26,097,377
6.25%, 11/15/21[a]	20,578	20,620,802
6.50%, 09/15/20[a]	10,570	10,823,781
7.38%, 11/01/16	10,396	11,542,611

137

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2014

Security	Principal (000s)	Value

Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)[a]	$12,100	$13,446,125
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.
6.50%, 05/15/21 (Call 05/15/16)	7,500	8,118,750
8.38%, 06/01/20 (Call 06/01/16)[a]	8,734	9,880,338
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)[a]	10,950	10,999,032
5.38%, 10/01/22 (Call 07/01/22)[a]	6,960	7,059,278
6.88%, 03/01/21	9,950	11,068,280
Range Resources Corp.
5.00%, 08/15/22 (Call 02/15/17)	10,700	11,263,683
5.00%, 03/15/23 (Call 03/15/18)[a]	13,300	13,949,064
5.75%, 06/01/21 (Call 06/01/16)	8,500	9,148,912
6.75%, 08/01/20 (Call 08/01/15)	8,250	8,909,999
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)[a]	12,000	11,397,076
5.50%, 04/15/23 (Call 10/15/17)[a]	11,850	12,116,625
5.75%, 09/01/20 (Call 06/01/20)[a]	6,650	6,971,458
5.88%, 03/01/22 (Call 12/01/21)[a]	15,335	16,368,579
6.50%, 07/15/21 (Call 07/15/16)[a]	10,000	10,750,000
6.88%, 12/01/18 (Call 12/01/14)	9,580	10,082,950
Rockies Express Pipeline LLC
3.90%, 04/15/15[b]	2,800	2,831,477
5.63%, 04/15/20[b]	11,540	11,518,969
6.00%, 01/15/19[b]	8,975	9,221,575
6.85%, 07/15/18[a,b]	8,650	9,162,626
Rosetta Resources Inc.
5.63%, 05/01/21 (Call 05/01/17)	12,550	12,896,996
5.88%, 06/01/22 (Call 12/01/17)[a]	9,410	9,763,427
5.88%, 06/01/24 (Call 06/01/19)	8,300	8,497,108
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	29,850	31,230,562
5.63%, 04/15/23[a]	16,850	17,376,662
5.63%, 04/15/23 (Call 01/15/23)[b]	8,100	8,353,173
5.75%, 05/15/24[b]	24,750	25,366,082
6.25%, 03/15/22[a,b]	13,800	14,768,766
Samson Investment Co.
10.75%, 02/15/20 (Call 02/15/16)[a,b]	36,230	37,835,340
SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)[a]	18,120	19,277,821
7.50%, 02/15/23 (Call 08/15/17)	13,400	14,220,750
8.13%, 10/15/22 (Call 04/15/17)	12,050	13,046,349
8.75%, 01/15/20 (Call 01/15/15)[a]	7,475	8,054,887
SESI LLC
6.38%, 05/01/19 (Call 05/01/15)	8,000	8,533,431
7.13%, 12/15/21 (Call 12/15/16)	13,160	14,858,264
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)[a,b]	8,575	8,446,375
6.50%, 01/01/23 (Call 07/01/17)	7,077	7,643,870
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/18)[a]	10,800	10,239,358
5.25%, 05/01/23 (Call 11/01/17)[a]	10,250	10,408,968
6.88%, 02/01/21 (Call 02/01/16)[a]	8,100	8,686,246
Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)[a]	3,200	3,372,110
5.38%, 10/01/22 (Call 10/01/17)[a]	10,675	11,147,344
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
6.13%, 10/15/21 (Call 10/15/16)	6,800	7,188,242
Tullow Oil PLC
6.00%, 11/01/20 (Call 11/01/16)[b]	10,100	10,377,750
6.25%, 04/15/22 (Call 04/15/17)[a,b]	7,000	7,192,500

Security	Principal (000s)	Value

Ultra Petroleum Corp.
5.75%, 12/15/18 (Call 12/15/15)[a,b]	$2,700	$2,841,750
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	17,250	18,220,312
5.75%, 03/15/21 (Call 12/15/20)	21,675	23,517,375
WPX Energy Inc.
5.25%, 01/15/17[a]	2,800	2,992,664
6.00%, 01/15/22 (Call 10/15/21)[a]	17,645	18,508,912

		1,842,818,139
PAPER & FOREST PRODUCTS — 0.06%
Verso Paper Holdings LLC/Verso Paper Inc.
11.75%, 01/15/19 (Call 01/15/15)[a]	7,400	7,853,251

		7,853,251
PERSONAL PRODUCTS — 0.05%
Avon Products Inc.
5.00%, 03/15/23	7,175	7,327,878

		7,327,878
PHARMACEUTICALS — 1.98%
Endo Finance LLC
5.75%, 01/15/22 (Call 01/15/17)[a,b]	11,075	11,379,563
Endo Finance LLC & Endo Finco Inc.
7.00%, 07/15/19 (Call 07/15/15)[b]	6,975	7,480,688
7.00%, 12/15/20 (Call 12/15/15)[b]	8,120	8,708,700
7.25%, 01/15/22 (Call 07/15/16)[a,b]	7,900	8,611,000
Forest Laboratories Inc.
4.38%, 02/01/19[b]	9,275	10,040,188
4.88%, 02/15/21[b]	12,000	13,110,000
5.00%, 12/15/21 (Call 09/16/21)[b]	16,850	18,450,750
Grifols Worldwide Operations Ltd.
5.25%, 04/01/22 (Call 04/01/17)[b]	14,700	15,214,500
NBTY Inc.
9.00%, 10/01/18 (Call 10/01/14)	9,125	9,683,906
Valeant Pharmaceuticals International Inc.
5.63%, 12/01/21 (Call 12/01/16)[b]	7,900	8,225,875
6.38%, 10/15/20 (Call 10/15/16)[b]	37,750	40,392,500
6.75%, 10/01/17 (Call 10/01/14)[a,b]	8,900	9,311,625
6.75%, 08/15/21 (Call 02/15/16)[b]	13,020	13,898,850
6.88%, 12/01/18 (Call 12/01/14)[b]	14,450	15,190,562
7.00%, 10/01/20 (Call 10/01/15)[b]	11,085	11,888,662
7.25%, 07/15/22 (Call 07/15/16)[a,b]	11,150	12,111,687
VPII Escrow Corp./Valeant Pharmaceuticals International Inc.
6.75%, 08/15/18 (Call 08/15/15)[b]	25,300	27,324,000
7.50%, 07/15/21 (Call 07/15/16)[a,b]	26,400	29,370,000

		270,393,056
PROFESSIONAL SERVICES — 0.09%
Jaguar Holding Co.
9.50%, 12/01/19 (Call 12/01/14)[b]	11,461	12,578,448

		12,578,448
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.19%
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	12,175	12,296,750

138

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2014

Security	Principal (000s)	Value

Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a,b]	$6,800	$6,813,600
Realogy Group LLC/Sunshine Group Florida Ltd. (The)
3.38%, 05/01/16[a,b]	6,750	6,851,250

		25,961,600
ROAD & RAIL — 0.90%
Aviation Capital Group Corp.
3.88%, 09/27/16[b]	8,100	8,363,250
6.75%, 04/06/21[b]	13,690	15,298,575
7.13%, 10/15/20[b]	5,215	5,905,988
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 06/01/17)[b]	7,300	7,309,125
5.50%, 04/01/23 (Call 04/01/18)[a]	7,950	8,081,064
8.25%, 01/15/19 (Call 10/15/14)	5,287	5,648,084
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/01/16)[b]	7,781	8,063,061
Hertz Corp. (The)
5.88%, 10/15/20 (Call 10/15/15)[a]	12,650	13,377,375
6.25%, 10/15/22 (Call 10/15/17)[a]	6,800	7,276,000
6.75%, 04/15/19 (Call 04/15/15)	20,700	22,149,046
7.38%, 01/15/21 (Call 01/15/16)	9,725	10,698,738
7.50%, 10/15/18 (Call 10/15/14)[a]	10,200	10,786,702

		122,957,008
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.12%
Advanced Micro Devices Inc.
6.75%, 03/01/19[a,b]	8,450	8,893,625
7.50%, 08/15/22[a]	9,150	9,630,375
7.75%, 08/01/20 (Call 08/01/15)[a]	8,800	9,328,000
Amkor Technology Inc.
6.38%, 10/01/22 (Call 10/01/16)[a]	7,075	7,499,500
6.63%, 06/01/21 (Call 06/01/15)[a]	8,525	9,121,750
Freescale Semiconductor Inc.
5.00%, 05/15/21 (Call 05/15/16)[a,b]	9,100	9,259,250
6.00%, 01/15/22 (Call 11/15/16)[a,b]	16,240	17,295,600
8.05%, 02/01/20 (Call 06/01/15)[a]	2,811	3,056,963
10.75%, 08/01/20 (Call 08/01/15)	8,480	9,656,600
Micron Technology Inc.
5.88%, 02/15/22 (Call 02/15/17)[a,b]	7,850	8,360,250
NXP BV/NXP Funding LLC
3.50%, 09/15/16[b]	10,500	10,736,250
3.75%, 06/01/18[b]	12,875	12,939,375
5.75%, 02/15/21 (Call 02/15/17)[b]	10,075	10,767,656
5.75%, 03/15/23 (Call 03/15/18)[a,b]	6,150	6,565,125
Sensata Technologies BV
4.88%, 10/15/23[a,b]	9,473	9,401,952
6.50%, 05/15/19 (Call 05/15/15)[b]	9,700	10,379,000

		152,891,271
SOFTWARE — 0.85%
Activision Blizzard Inc.
5.63%, 09/15/21 (Call 09/15/16)[a,b]	23,050	24,778,750
6.13%, 09/15/23 (Call 09/15/18)[a,b]	12,575	13,832,500
BMC Software Inc.
8.13%, 07/15/21 (Call 07/15/16)[a,b]	25,525	26,769,344
Infor US Inc.
9.38%, 04/01/19 (Call 04/01/15)	16,900	18,885,750
11.50%, 07/15/18 (Call 07/15/15)	7,470	8,571,825

Security	Principal (000s)	Value

Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[b]	$15,750	$15,907,500
NuStar Logistics LP
4.80%, 09/01/20	7,918	7,916,297

		116,661,966
SPECIALTY RETAIL — 1.52%
Best Buy Co. Inc.
5.00%, 08/01/18[a]	8,700	9,026,250
5.50%, 03/15/21 (Call 12/15/20)[a]	10,850	11,202,625
Claire’s Stores Inc.
8.88%, 03/15/19 (Call 03/15/15)[a]	8,205	6,974,250
9.00%, 03/15/19 (Call 03/15/15)[b]	20,000	20,550,000
L Brands Inc.
5.63%, 02/15/22	16,900	17,998,500
5.63%, 10/15/23[a]	5,000	5,300,000
6.63%, 04/01/21[a]	17,040	19,148,700
6.90%, 07/15/17	12,462	14,144,370
7.00%, 05/01/20[a]	6,460	7,364,400
8.50%, 06/15/19[a]	7,950	9,599,625
Michaels Stores Inc.
7.75%, 11/01/18 (Call 11/01/14)[a]	16,655	17,591,843
Party City Holdings Inc. Series WI
8.88%, 08/01/20 (Call 08/01/15)[a]	11,700	12,987,000
Petco Animal Supplies Inc.
9.25%, 12/01/18 (Call 06/30/14)[a,b]	8,250	8,848,125
Sally Holdings LLC/Sally Capital Inc.
5.75%, 06/01/22 (Call 06/01/17)	13,450	14,425,125
6.88%, 11/15/19 (Call 11/15/15)[a]	12,250	13,352,500
Toys R Us Inc.
10.38%, 08/15/17 (Call 02/15/15)[a]	8,450	6,929,000
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 06/30/14)[a]	11,725	12,003,469

		207,445,782
TEXTILES, APPAREL & LUXURY GOODS — 0.32%
Hanesbrands Inc.
6.38%, 12/15/20 (Call 12/15/15)	16,230	17,650,125
Levi Strauss & Co.
6.88%, 05/01/22 (Call 05/01/17)[a]	12,000	13,290,000
7.63%, 05/15/20 (Call 05/15/15)	4,800	5,184,000
PVH Corp.
4.50%, 12/15/22 (Call 12/15/17)[a]	7,575	7,461,375

		43,585,500
TOBACCO — 1.65%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)[a]	53,000	55,120,000
6.88%, 02/15/21 (Call 02/15/16)[a]	16,700	18,036,000
7.13%, 04/15/19 (Call 10/15/14)	25,315	26,612,394
7.88%, 08/15/19 (Call 08/15/15)[a]	24,110	26,400,450
8.25%, 02/15/21 (Call 02/15/16)[a]	16,405	17,471,325
8.50%, 05/15/18 (Call 06/30/14)[a]	15,860	16,553,875
9.00%, 04/15/19 (Call 10/15/14)	24,925	26,475,335
9.88%, 08/15/19 (Call 08/15/15)[a]	35,721	39,337,751

		226,007,130

139

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2014

Security	Principal (000s)	Value

TRADING COMPANIES & DISTRIBUTORS — 2.72%
Aircastle Ltd.
4.63%, 12/15/18	$7,600	$7,846,072
5.13%, 03/15/21	7,550	7,682,125
6.25%, 12/01/19[a]	7,950	8,625,750
6.75%, 04/15/17	7,750	8,665,236
International Lease Finance Corp.
3.88%, 04/15/18[a]	14,000	14,402,500
4.63%, 04/15/21[a]	8,100	8,272,125
4.88%, 04/01/15	4,700	4,826,950
5.75%, 05/15/16	16,210	17,375,243
5.88%, 04/01/19[a]	13,300	14,566,180
5.88%, 08/15/22[a]	12,300	13,161,000
6.25%, 05/15/19	19,850	22,030,358
6.75%, 09/01/16[a,b]	17,600	19,462,527
7.13%, 09/01/18[b]	19,500	22,616,073
8.25%, 12/15/20	17,130	20,813,442
8.63%, 09/15/15	20,050	21,833,343
8.63%, 01/15/22	11,300	13,997,082
8.75%, 03/15/17[a]	24,350	28,393,159
8.88%, 09/01/17	6,000	7,112,219
United Rentals (North America) Inc.
5.75%, 07/15/18 (Call 07/15/15)[a]	13,200	14,089,170
5.75%, 11/15/24 (Call 05/15/19)	15,125	15,711,094
6.13%, 06/15/23 (Call 12/15/17)[a]	15,325	16,531,844
7.38%, 05/15/20 (Call 05/15/16)	11,100	12,328,572
7.63%, 04/15/22 (Call 04/15/17)[a]	21,750	24,657,905
8.25%, 02/01/21 (Call 02/01/16)	10,795	12,076,906
8.38%, 09/15/20 (Call 09/15/15)[a]	13,110	14,486,698

		371,563,573
TRANSPORTATION INFRASTRUCTURE — 0.14%
CHC Helicopter SA
9.25%, 10/15/20 (Call 10/15/15)[a]	17,270	18,834,958

		18,834,958
WIRELESS TELECOMMUNICATION SERVICES — 5.55%
Crown Castle International Corp.
4.88%, 04/15/22	13,550	14,041,188
5.25%, 01/15/23[a]	25,575	26,598,000
MetroPCS Wireless Inc.
6.63%, 11/15/20 (Call 11/15/15)[a]	20,920	22,279,800
7.88%, 09/01/18 (Call 09/01/14)[a]	18,965	19,984,369
Millicom International Cellular SA
4.75%, 05/22/20 (Call 05/22/17)[b]	8,278	8,112,440
6.63%, 10/15/21 (Call 10/15/17)[b]	6,410	6,794,600
NII Capital Corp.
7.63%, 04/01/21 (Call 04/01/16)[a]	20,550	5,908,125
8.88%, 12/15/19 (Call 12/15/14)[a]	10,760	4,088,800
10.00%, 08/15/16 (Call 06/30/14)	11,260	3,434,300
NII International Telecom SCA
7.88%, 08/15/19 (Call 02/15/17)[a,b]	12,200	10,248,000
11.38%, 08/15/19 (Call 02/15/17)[a,b]	14,650	12,415,875
SBA Communications Corp.
5.63%, 10/01/19 (Call 10/01/16)	8,600	9,083,750
Sprint Communications Inc.
6.00%, 12/01/16[a]	31,500	34,453,125
6.00%, 11/15/22[a]	37,550	38,676,500
7.00%, 03/01/20[a,b]	20,550	23,683,875

Security	Principal or Shares (000s)	Value

7.00%, 08/15/20	$24,700	$27,200,875
8.38%, 08/15/17[a]	22,320	26,170,200
9.00%, 11/15/18[b]	48,370	58,709,087
9.13%, 03/01/17	15,250	18,033,125
11.50%, 11/15/21	13,620	18,523,200
Sprint Corp.
7.13%, 06/15/24[b]	42,850	46,170,875
7.25%, 09/15/21[b]	37,600	41,642,000
7.88%, 09/15/23[b]	68,000	76,840,000
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 09/01/15)	9,950	10,472,375
6.13%, 01/15/22 (Call 01/15/18)[a]	13,500	14,310,000
6.25%, 04/01/21 (Call 04/01/17)[a]	28,300	30,068,750
6.46%, 04/28/19 (Call 04/28/15)[a]	20,950	22,180,812
6.50%, 01/15/24 (Call 01/15/19)[a]	16,925	17,982,812
6.54%, 04/28/20 (Call 04/28/16)[a]	20,275	21,820,969
6.63%, 04/28/21 (Call 04/28/17)	22,725	24,514,594
6.63%, 04/01/23 (Call 04/01/18)[a]	27,975	30,213,000
6.73%, 04/28/22 (Call 04/28/17)	20,950	22,678,375
6.84%, 04/28/23 (Call 04/28/18)[a]	10,325	11,228,438

		758,562,234

TOTAL CORPORATE BONDS & NOTES (Cost: $12,962,234,178)		13,311,102,862

SHORT-TERM INVESTMENTS — 15.98%

MONEY MARKET FUNDS — 15.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	1,864,645	1,864,644,977
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	147,130	147,130,379
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	171,381	171,380,949

		2,183,156,305

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,183,156,305)		2,183,156,305

TOTAL INVESTMENTS IN SECURITIES — 113.38% (Cost: $15,145,390,483)		15,494,259,167
Other Assets, Less Liabilities — (13.38)%		(1,828,189,844)

NET ASSETS — 100.00%		$13,666,069,323

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.

140

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2014

[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

141

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.43%

AEROSPACE & DEFENSE — 1.78%
Boeing Co. (The)
4.88%, 02/15/20[a]	$4,277	$4,881,466
General Dynamics Corp.
1.00%, 11/15/17	1,900	1,883,485
2.25%, 11/15/22 (Call 08/15/22)	16,685	15,813,137
Honeywell International Inc.
4.25%, 03/01/21	3,126	3,462,420
5.00%, 02/15/19	11,037	12,556,864
5.30%, 03/01/18	7,983	9,107,004
L-3 Communications Corp.
4.75%, 07/15/20	8,023	8,835,842
5.20%, 10/15/19[a]	9,715	10,961,183
Lockheed Martin Corp.
3.35%, 09/15/21[a]	18,979	19,716,118
4.07%, 12/15/42	10,000	9,716,795
4.25%, 11/15/19	1,872	2,072,310
Northrop Grumman Corp.
1.75%, 06/01/18	5,097	5,086,875
3.25%, 08/01/23[a]	17,235	17,096,524
4.75%, 06/01/43	7,750	8,096,632
Precision Castparts Corp.
1.25%, 01/15/18	17,589	17,468,878
2.50%, 01/15/23 (Call 10/15/22)	4,125	3,958,906
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	1,319	1,269,791
3.13%, 10/15/20	21,845	22,700,308
United Technologies Corp.
1.80%, 06/01/17	14,922	15,265,319
3.10%, 06/01/22[a]	27,428	27,917,733
4.50%, 04/15/20	14,915	16,673,620
4.50%, 06/01/42	38,424	40,322,526
5.38%, 12/15/17	10,888	12,410,580
5.70%, 04/15/40	5,996	7,393,185
6.13%, 02/01/19	5,638	6,697,626
6.13%, 07/15/38	12,041	15,538,451

		316,903,578
AIR FREIGHT & LOGISTICS — 0.51%
FedEx Corp.
4.00%, 01/15/24	12,651	13,229,128
5.10%, 01/15/44	10,000	10,884,939
United Parcel Service Inc.
2.45%, 10/01/22[a]	16,650	16,180,280
3.13%, 01/15/21	9,314	9,695,027
5.13%, 04/01/19	18,874	21,690,822
5.50%, 01/15/18	1,269	1,462,037
6.20%, 01/15/38	13,897	18,143,094

		91,285,327
AUTOMOBILES — 0.22%
Ford Motor Co.
4.75%, 01/15/43[a]	19,388	19,601,761
7.45%, 07/16/31	14,475	19,337,588

		38,939,349

Security	Principal (000s)	Value

BEVERAGES — 3.16%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	$14,500	$14,439,763
2.15%, 02/01/19 [a]	14,498	14,673,952
2.63%, 01/17/23	8,088	7,759,937
3.70%, 02/01/24 [a]	24,466	25,447,598
4.00%, 01/17/43	10,880	10,489,870
4.63%, 02/01/44	10,000	10,632,020
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17[a]	14,950	15,079,213
2.50%, 07/15/22	10,203	9,833,181
3.75%, 07/15/42[a]	11,281	10,452,466
5.00%, 04/15/20	16,352	18,678,090
5.38%, 01/15/20	29,488	34,224,855
6.88%, 11/15/19	9,027	11,144,558
7.75%, 01/15/19	20,728	25,814,566
8.20%, 01/15/39	10,255	15,900,757
Bottling Group LLC
5.13%, 01/15/19	16,037	18,305,844
Coca-Cola Co. (The)
1.15%, 04/01/18	17,000	16,864,689
1.65%, 03/14/18	8,404	8,485,663
1.65%, 11/01/18	19,000	19,105,631
2.45%, 11/01/20[a]	15,845	15,983,238
3.15%, 11/15/20	9,911	10,434,242
3.20%, 11/01/23[a]	20,200	20,468,987
3.30%, 09/01/21	23,003	24,128,502
5.35%, 11/15/17	3,800	4,327,872
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	17,738	17,005,548
5.75%, 10/23/17	9,797	11,207,334
Diageo Investment Corp.
2.88%, 05/11/22	10,204	10,102,561
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	8,770	11,768,474
PepsiCo Inc.
1.25%, 08/13/17[a]	9,564	9,598,144
2.25%, 01/07/19 (Call 12/07/18)[a]	4,600	4,694,214
2.75%, 03/05/22[a]	13,492	13,375,107
2.75%, 03/01/23[a]	22,042	21,436,824
3.00%, 08/25/21	5,496	5,614,058
3.13%, 11/01/20[a]	9,731	10,131,258
3.60%, 03/01/24 (Call 12/01/23)[a]	13,000	13,351,967
4.00%, 03/05/42	10,848	10,380,292
4.50%, 01/15/20	11,534	12,870,387
4.88%, 11/01/40	5,885	6,383,068
5.00%, 06/01/18	9,219	10,405,667
5.50%, 01/15/40	9,785	11,497,416
7.90%, 11/01/18	16,080	20,139,579

		562,637,392
BIOTECHNOLOGY — 1.57%
Amgen Inc.
2.13%, 05/15/17	4,191	4,298,590
2.20%, 05/22/19 (Call 04/22/19)	12,000	12,026,437
3.45%, 10/01/20	14,585	15,307,978

142

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2014

Security	Principal (000s)	Value

3.63%, 05/15/22 (Call 02/15/22)[a]	$5,650	$5,858,988
3.63%, 05/22/24 (Call 02/22/24)[a]	12,000	12,111,371
3.88%, 11/15/21 (Call 08/15/21)	13,275	14,101,170
4.10%, 06/15/21 (Call 03/15/21)[a]	13,445	14,515,508
5.15%, 11/15/41 (Call 05/15/41)[a]	22,602	24,423,518
5.38%, 05/15/43 (Call 11/15/42)	10,450	11,660,799
5.65%, 06/15/42 (Call 12/15/41)[a]	7,500	8,673,317
5.70%, 02/01/19	10,540	12,288,735
5.85%, 06/01/17	3,380	3,826,503
6.38%, 06/01/37[a]	11,339	14,099,611
6.40%, 02/01/39	12,627	15,820,381
Celgene Corp.
3.25%, 08/15/22	13,050	13,054,938
3.63%, 05/15/24 (Call 02/15/24)	10,000	10,113,737
4.63%, 05/15/44 (Call 11/15/43)	10,000	10,042,882
Gilead Sciences Inc.
2.05%, 04/01/19	6,000	6,036,064
3.70%, 04/01/24 (Call 01/01/24)[a]	18,014	18,608,017
4.40%, 12/01/21 (Call 09/01/21)	15,810	17,457,397
4.50%, 04/01/21 (Call 01/01/21)[a]	4,434	4,935,969
4.80%, 04/01/44 (Call 10/01/43)	13,950	14,850,433
5.65%, 12/01/41 (Call 06/01/41)	13,255	15,757,787

		279,870,130
CAPITAL MARKETS — 6.71%
Bank of New York Mellon Corp. (The)
2.10%, 01/15/19 (Call 12/15/18)	5,668	5,708,365
2.20%, 05/15/19 (Call 04/15/19)	5,000	5,043,471
3.55%, 09/23/21 (Call 08/23/21)	17,420	18,338,497
3.65%, 02/04/24 (Call 01/05/24)	6,000	6,206,011
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
6.40%, 10/02/17[a]	24,855	28,732,755
7.25%, 02/01/18	20,617	24,604,025
Deutsche Bank AG London
2.50%, 02/13/19[a]	15,883	16,154,477
3.70%, 05/30/24	14,540	14,639,095
6.00%, 09/01/17	33,799	38,568,712
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	25,517	25,978,944
2.63%, 01/31/19[a]	7,500	7,610,371
2.90%, 07/19/18	37,189	38,477,368
3.63%, 01/22/23[a]	26,645	26,770,274
4.00%, 03/03/24[a]	23,125	23,566,953
5.25%, 07/27/21	39,396	44,228,495
5.38%, 03/15/20	13,632	15,450,446
5.75%, 01/24/22	45,743	52,949,055
5.95%, 01/18/18	23,527	26,789,044
5.95%, 01/15/27	5,175	5,867,031
6.00%, 06/15/20	13,789	16,044,093
6.13%, 02/15/33[a]	16,580	19,793,740
6.15%, 04/01/18	40,760	46,864,332
6.25%, 09/01/17	24,920	28,485,195
6.25%, 02/01/41[a]	27,232	33,722,932
6.45%, 05/01/36	6,359	7,380,271
6.75%, 10/01/37[a]	50,014	59,985,426
7.50%, 02/15/19	19,250	23,552,477
Jefferies Group LLC
5.13%, 04/13/18	16,419	17,993,022
6.88%, 04/15/21	507	596,460

Security	Principal (000s)	Value

Morgan Stanley
2.13%, 04/25/18[a]	$2,692	$2,720,538
2.50%, 01/24/19[a]	38,850	39,387,070
3.75%, 02/25/23	39,820	40,420,374
4.10%, 05/22/23	31,740	32,014,538
4.88%, 11/01/22	11,020	11,809,022
5.00%, 11/24/25	25,672	27,325,980
5.50%, 01/26/20	21,133	24,100,096
5.50%, 07/24/20	7,535	8,614,947
5.50%, 07/28/21	30,344	34,689,258
5.63%, 09/23/19	30,562	35,122,236
5.75%, 01/25/21	33,534	38,831,433
5.95%, 12/28/17	7,085	8,085,430
6.25%, 08/28/17	10,736	12,287,868
6.38%, 07/24/42[a]	25,037	31,695,908
6.63%, 04/01/18	35,712	41,843,197
7.25%, 04/01/32	2,362	3,172,995
7.30%, 05/13/19	29,355	35,837,644
Series F
3.88%, 04/29/24[a]	18,752	18,970,211
Nomura Holdings Inc.
2.75%, 03/19/19	12,000	12,159,228
6.70%, 03/04/20	13,748	16,507,786
Northern Trust Corp.
3.95%, 10/30/25	8,500	8,839,954
State Street Corp.
3.10%, 05/15/23	10,842	10,601,439
3.70%, 11/20/23[a]	8,680	8,995,258
4.38%, 03/07/21	8,915	9,904,943

		1,194,038,690
CHEMICALS — 2.13%
CF Industries Inc.
3.45%, 06/01/23[a]	15,000	14,862,122
4.95%, 06/01/43[a]	10,495	10,623,750
5.15%, 03/15/34	9,875	10,433,182
5.38%, 03/15/44	5,050	5,439,440
6.88%, 05/01/18	10,100	11,914,820
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	2,350	2,297,621
4.13%, 11/15/21 (Call 08/15/21)[a]	18,066	19,328,223
4.25%, 11/15/20 (Call 08/15/20)	15,900	17,192,511
4.38%, 11/15/42 (Call 05/15/42)	11,250	10,787,993
5.25%, 11/15/41 (Call 05/15/41)	8,645	9,400,652
7.38%, 11/01/29[a]	8,235	11,046,395
8.55%, 05/15/19	21,700	27,996,813
9.40%, 05/15/39	10,764	17,623,642
E.I. du Pont de Nemours and Co.
2.80%, 02/15/23	13,597	13,321,620
3.63%, 01/15/21[a]	9,500	10,111,647
4.15%, 02/15/43	6,175	6,080,654
4.63%, 01/15/20	9,423	10,574,278
6.00%, 07/15/18	14,631	17,154,232
Eastman Chemical Co.
2.40%, 06/01/17	13,600	13,979,222
3.60%, 08/15/22 (Call 05/15/22)	5,838	5,954,532
Ecolab Inc.
4.35%, 12/08/21	10,963	12,040,978
5.50%, 12/08/41	7,698	9,041,266
LYB International Finance BV
4.00%, 07/15/23	11,540	12,086,097
4.88%, 03/15/44 (Call 09/15/43)	6,000	6,257,769
5.25%, 07/15/43	9,750	10,709,184

143

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2014

Security	Principal (000s)	Value

LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	$21,000	$23,522,965
5.75%, 04/15/24 (Call 01/15/24)	11,100	13,037,316
6.00%, 11/15/21 (Call 08/17/21)	9,222	10,977,306
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)	10,100	10,658,676
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)[a]	8,000	8,161,506
Rohm and Haas Co.
7.85%, 07/15/29	12,006	16,523,720

		379,140,132
COMMERCIAL BANKS — 10.79%
Abbey National Treasury Services PLC
3.05%, 08/23/18[a]	8,285	8,670,014
4.00%, 03/13/24	12,090	12,598,681
Australia and New Zealand Banking Group Ltd.
1.88%, 10/06/17[a]	12,000	12,190,234
Bank of America N.A.
6.00%, 10/15/36	6,895	8,422,621
Bank of Montreal
1.40%, 09/11/17	9,700	9,724,250
1.45%, 04/09/18 (Call 03/09/18)	12,032	11,952,400
2.38%, 01/25/19 (Call 12/25/18)[a]	9,450	9,621,292
2.55%, 11/06/22 (Call 10/06/22)	9,000	8,733,599
Bank of Nova Scotia
1.38%, 12/18/17 (Call 11/18/17)	3,500	3,496,687
1.45%, 04/25/18[a]	18,714	18,606,395
2.05%, 10/30/18	13,000	13,122,630
4.38%, 01/13/21	3,424	3,812,634
Barclays Bank PLC
2.50%, 02/20/19	25,100	25,544,355
3.75%, 05/15/24	12,000	12,163,012
5.13%, 01/08/20[a]	9,205	10,427,870
5.14%, 10/14/20[a]	17,734	19,394,532
6.75%, 05/22/19	19,664	23,819,123
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	6,448	6,504,797
BNP Paribas SA
2.38%, 09/14/17	24,664	25,297,663
2.40%, 12/12/18	15,000	15,115,220
2.45%, 03/17/19[a]	8,000	8,049,786
2.70%, 08/20/18	7,780	7,969,830
3.25%, 03/03/23[a]	12,625	12,439,327
5.00%, 01/15/21	33,620	37,500,911
BPCE SA
2.50%, 12/10/18	24,750	25,148,265
4.00%, 04/15/24	8,250	8,385,259
Branch Banking & Trust Co.
2.30%, 10/15/18 (Call 09/15/18)	15,500	15,809,719
Commonwealth Bank of Australia
1.90%, 09/18/17	9,675	9,842,648
2.25%, 03/13/19	15,250	15,419,481
Credit Suisse New York
2.30%, 05/28/19	16,420	16,472,347
4.38%, 08/05/20	12,380	13,511,603
5.30%, 08/13/19[a]	13,902	15,913,008
5.40%, 01/14/20	13,352	14,979,621
6.00%, 02/15/18	12,008	13,734,150
Discover Bank
2.00%, 02/21/18	8,250	8,336,698
4.20%, 08/08/23	12,000	12,723,836

Security	Principal (000s)	Value

Fifth Third Bancorp
2.38%, 04/25/19 (Call 03/25/19)	$10,000	$10,124,270
4.30%, 01/16/24 (Call 12/16/23)[a]	520	544,071
8.25%, 03/01/38	14,413	21,053,529
HSBC Bank (USA) N.A.
4.88%, 08/24/20[a]	5,510	6,096,545
5.63%, 08/15/35[a]	1,493	1,709,355
5.88%, 11/01/34[a]	4,000	4,692,834
HSBC Holdings PLC
4.00%, 03/30/22	20,691	22,109,451
4.25%, 03/14/24	28,700	29,531,669
4.88%, 01/14/22	14,000	15,733,722
5.10%, 04/05/21[a]	27,155	30,952,648
5.25%, 03/14/44	16,625	17,551,649
6.10%, 01/14/42	6,303	7,975,362
6.50%, 05/02/36	22,425	27,490,467
6.50%, 09/15/37	27,954	34,271,338
6.80%, 06/01/38	17,690	22,431,120
HSBC USA Inc.
1.63%, 01/16/18	16,295	16,328,662
2.63%, 09/24/18	3,413	3,528,210
5.00%, 09/27/20	3,490	3,863,823
Intesa Sanpaolo SpA
3.88%, 01/16/18	13,890	14,626,524
3.88%, 01/15/19[a]	12,000	12,560,874
5.25%, 01/12/24[a]	14,475	15,635,394
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	21,480	24,510,044
KeyBank N.A.
1.65%, 02/01/18	10,500	10,517,674
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	11,000	11,137,558
5.10%, 03/24/21[a]	9,901	11,290,911
Lloyds Bank PLC
2.30%, 11/27/18	11,830	12,041,656
6.38%, 01/21/21	7,418	8,986,989
National Australia Bank Ltd.
2.30%, 07/25/18[a]	7,000	7,152,030
3.00%, 01/20/23[a]	9,759	9,542,057
PNC Bank N.A.
2.20%, 01/28/19 (Call 12/29/18)[a,b]	8,525	8,623,696
2.70%, 11/01/22 (Call 10/01/22)[b]	16,250	15,717,931
2.95%, 01/30/23 (Call 12/30/22)[b]	5,300	5,199,253
3.80%, 07/25/23 (Call 06/25/23)[a,b]	17,428	18,049,751
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[b]	6,000	6,118,241
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[b]	7,069	7,246,348
4.38%, 08/11/20[b]	3,773	4,147,659
5.13%, 02/08/20[b]	3,965	4,520,517
Rabobank Nederland
1.70%, 03/19/18[a]	18,400	18,446,061
2.25%, 01/14/19[a]	20,000	20,217,720
3.88%, 02/08/22	29,668	31,459,458
3.95%, 11/09/22[a]	15,500	15,758,768
4.50%, 01/11/21[a]	9,643	10,659,347
4.63%, 12/01/23	20,750	21,922,176
5.25%, 05/24/41[a]	21,205	23,855,627
5.75%, 12/01/43[a]	6,620	7,541,446
Royal Bank of Canada
1.50%, 01/16/18[a]	11,500	11,509,584

144

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2014

Security	Principal (000s)	Value

2.15%, 03/15/19	$5,000	$5,038,790
2.20%, 07/27/18	24,046	24,594,487
Royal Bank of Scotland Group PLC
5.63%, 08/24/20	6,059	6,953,522
6.13%, 01/11/21	11,077	13,087,924
6.40%, 10/21/19[a]	16,412	19,216,806
Societe Generale SA
2.63%, 10/01/18[a]	10,500	10,737,073
2.75%, 10/12/17[a]	10,750	11,147,837
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	6,750	6,716,224
1.80%, 07/18/17	14,000	14,151,739
2.45%, 01/10/19	11,335	11,559,547
3.20%, 07/18/22	6,099	6,117,525
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	8,685	8,808,223
2.50%, 05/01/19 (Call 04/01/19)	5,000	5,066,404
Svenska Handelsbanken AB
1.63%, 03/21/18	14,050	14,042,559
2.50%, 01/25/19	16,375	16,749,290
Toronto-Dominion Bank (The)
1.40%, 04/30/18[a]	15,720	15,573,221
2.63%, 09/10/18	22,831	23,633,765
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	8,400	8,539,653
1.95%, 11/15/18 (Call 10/15/18)	7,455	7,513,180
2.20%, 04/25/19 (Call 03/25/19)	18,000	18,189,126
2.95%, 07/15/22 (Call 06/15/22)	22,087	21,728,353
3.00%, 03/15/22 (Call 02/15/22)	3,087	3,116,889
3.70%, 01/30/24 (Call 12/29/23)	3,000	3,119,618
4.13%, 05/24/21 (Call 04/23/21)	10,649	11,621,821
UBS AG Stamford
4.88%, 08/04/20[a]	20,325	22,842,026
5.75%, 04/25/18	18,286	21,004,152
5.88%, 12/20/17	23,283	26,660,509
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35[a]	11,903	13,369,032
5.75%, 06/15/17	15,595	17,662,557
5.75%, 02/01/18	27,293	31,272,074
Wells Fargo & Co.
1.50%, 01/16/18	33,333	33,331,223
2.13%, 04/22/19	17,000	17,062,101
2.15%, 01/15/19[a]	7,000	7,081,946
3.00%, 01/22/21	17,800	18,234,541
3.50%, 03/08/22	20,253	21,027,550
4.10%, 06/03/26	3,915	3,963,909
4.13%, 08/15/23[a]	20,000	20,781,002
4.60%, 04/01/21	16,947	18,897,520
5.38%, 02/07/35	550	641,947
5.38%, 11/02/43	30,996	34,014,332
5.61%, 01/15/44	14,644	16,614,826
5.63%, 12/11/17	21,534	24,538,133
Series M
3.45%, 02/13/23[a]	27,425	27,387,916
Wells Fargo Bank N.A.
5.85%, 02/01/37	10,000	12,328,111
5.95%, 08/26/36	200	248,498
6.00%, 11/15/17	11,272	12,978,885
6.60%, 01/15/38	16,854	22,745,794
Westpac Banking Corp.
1.60%, 01/12/18[a]	7,000	7,019,191
2.00%, 08/14/17	11,500	11,751,575

Security	Principal (000s)	Value

2.25%, 07/30/18[a]	$5,795	$5,900,731
2.25%, 01/17/19[a]	22,000	22,276,564
4.88%, 11/19/19	18,280	20,617,082

		1,919,715,820
COMMERCIAL SERVICES & SUPPLIES — 0.36%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)[a]	5,300	5,452,037
5.00%, 03/01/20	13,507	15,208,542
Unilever Capital Corp.
2.20%, 03/06/19	14,091	14,306,843
4.25%, 02/10/21	15,263	16,855,198
4.80%, 02/15/19	6,814	7,706,947
5.90%, 11/15/32	2,675	3,494,984

		63,024,551
COMMUNICATIONS EQUIPMENT — 0.69%
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	1,000	1,004,381
Cisco Systems Inc.
2.13%, 03/01/19[a]	5,535	5,579,958
2.90%, 03/04/21	1,100	1,123,862
3.63%, 03/04/24[a]	8,500	8,753,305
4.45%, 01/15/20	33,678	37,398,614
4.95%, 02/15/19[a]	17,853	20,236,436
5.50%, 01/15/40	23,963	28,031,337
5.90%, 02/15/39	16,525	20,135,628

		122,263,521
COMPUTERS & PERIPHERALS — 2.18%
Apple Inc.
1.00%, 05/03/18	40,000	39,303,992
2.10%, 05/06/19	20,000	20,195,206
2.40%, 05/03/23[a]	56,150	53,410,762
2.85%, 05/06/21	27,000	27,390,525
3.45%, 05/06/24	25,000	25,425,702
3.85%, 05/04/43[a]	30,234	27,971,980
4.45%, 05/06/44	11,000	11,224,372
EMC Corp.
1.88%, 06/01/18	9,919	10,009,425
2.65%, 06/01/20	23,650	23,987,916
3.38%, 06/01/23 (Call 03/01/23)[a]	18,135	18,381,465
Hewlett-Packard Co.
2.60%, 09/15/17	16,600	17,180,158
2.75%, 01/14/19	15,450	15,808,391
3.75%, 12/01/20[a]	6,590	6,876,454
4.30%, 06/01/21[a]	14,510	15,475,358
4.38%, 09/15/21	5,823	6,232,125
4.65%, 12/09/21[a]	22,347	24,308,579
5.50%, 03/01/18[a]	8,780	9,953,679
6.00%, 09/15/41	9,680	10,889,552
Seagate HDD Cayman
3.75%, 11/15/18[c]	7,000	7,192,500
4.75%, 06/01/23[c]	10,750	10,897,812
4.75%, 01/01/25[c]	5,000	4,962,500

		387,078,453

145

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2014

Security	Principal (000s)	Value

CONSUMER FINANCE — 2.75%
American Express Bank FSB
6.00%, 09/13/17	$11,737	$13,469,105
American Express Co.
1.55%, 05/22/18	2,887	2,878,856
2.65%, 12/02/22[a]	15,400	15,033,774
4.05%, 12/03/42	11,836	11,400,613
6.15%, 08/28/17	18,565	21,343,651
7.00%, 03/19/18	15,682	18,741,229
American Express Credit Corp.
2.13%, 07/27/18	9,913	10,111,145
2.13%, 03/18/19	15,250	15,365,540
American Honda Finance Corp.
2.13%, 10/10/18	13,500	13,760,091
Capital One Bank (USA) N.A.
2.25%, 02/13/19	6,500	6,555,149
3.38%, 02/15/23	9,580	9,551,873
8.80%, 07/15/19	7,340	9,444,257
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	7,000	7,082,431
3.75%, 04/24/24 (Call 03/24/24)	16,000	16,265,858
4.75%, 07/15/21	10,547	11,776,349
6.75%, 09/15/17[a]	4,967	5,785,127
Caterpillar Financial Services Corp.
5.45%, 04/15/18	1,427	1,633,208
7.15%, 02/15/19	8,320	10,265,794
Ford Motor Credit Co. LLC
2.38%, 01/16/18	24,860	25,350,070
2.38%, 03/12/19	10,500	10,560,900
2.88%, 10/01/18[a]	3,175	3,285,490
3.00%, 06/12/17	6,404	6,685,136
4.25%, 09/20/22	12,995	13,810,081
4.38%, 08/06/23[a]	12,864	13,660,282
5.00%, 05/15/18[a]	13,121	14,605,669
5.75%, 02/01/21	11,005	12,760,986
5.88%, 08/02/21	26,858	31,422,488
6.63%, 08/15/17	9,008	10,403,038
8.13%, 01/15/20	17,908	22,810,018
HSBC Finance Corp.
6.68%, 01/15/21	31,357	37,488,400
John Deere Capital Corp.
1.95%, 12/13/18[a]	3,259	3,275,024
Toyota Motor Credit Corp.
1.25%, 10/05/17	9,900	9,918,414
2.00%, 10/24/18	23,200	23,496,960
2.10%, 01/17/19	5,250	5,320,350
3.30%, 01/12/22	14,958	15,438,355
3.40%, 09/15/21	16,961	17,746,464
4.25%, 01/11/21	4,000	4,396,352
Series B
4.50%, 06/17/20	5,304	5,934,446

		488,832,973
DIVERSIFIED FINANCIAL SERVICES — 12.16%
Associates Corp. of North America
6.95%, 11/01/18	1,742	2,081,690
Bank of America Corp.
2.00%, 01/11/18	20,755	20,900,833
2.60%, 01/15/19	16,774	17,032,843
2.65%, 04/01/19	21,250	21,569,511

Security	Principal (000s)	Value

3.30%, 01/11/23	$29,019	$28,565,366
4.00%, 04/01/24[a]	19,400	19,882,428
4.10%, 07/24/23	20,600	21,357,635
4.13%, 01/22/24	18,251	18,863,889
4.88%, 04/01/44	8,675	9,036,176
5.00%, 05/13/21[a]	19,950	22,253,994
5.00%, 01/21/44	15,600	16,564,447
5.63%, 07/01/20	24,045	27,744,254
5.65%, 05/01/18[a]	34,070	38,774,229
5.70%, 05/02/17	5,000	5,543,723
5.70%, 01/24/22	14,579	16,937,073
5.75%, 12/01/17	38,450	43,491,056
5.88%, 01/05/21[a]	14,390	16,811,680
5.88%, 02/07/42	17,431	20,882,681
6.00%, 09/01/17	17,315	19,656,757
6.11%, 01/29/37	16,040	18,535,165
6.40%, 08/28/17	13,780	15,792,350
6.88%, 04/25/18	51,315	60,812,647
6.88%, 11/15/18	1,213	1,450,690
7.63%, 06/01/19	16,215	20,140,116
7.75%, 05/14/38[a]	11,168	15,334,193
BP Capital Markets PLC
1.38%, 11/06/17[a]	10,150	10,196,811
1.38%, 05/10/18[a]	14,595	14,487,077
1.85%, 05/05/17	5,585	5,705,794
2.24%, 09/26/18	6,201	6,329,296
2.24%, 05/10/19[a]	16,535	16,683,946
2.50%, 11/06/22	3,000	2,869,147
2.75%, 05/10/23	14,590	14,051,781
3.25%, 05/06/22	26,828	27,202,159
3.56%, 11/01/21	10,280	10,742,855
3.81%, 02/10/24[a]	15,000	15,564,381
3.99%, 09/26/23[a]	2,000	2,111,603
4.50%, 10/01/20	15,618	17,375,414
4.74%, 03/11/21[a]	14,317	16,077,733
4.75%, 03/10/19	8,587	9,661,977
Citigroup Inc.
1.75%, 05/01/18[a]	12,659	12,584,245
2.50%, 09/26/18	12,340	12,543,405
2.55%, 04/08/19	17,500	17,665,863
3.38%, 03/01/23[a]	17,500	17,369,684
3.50%, 05/15/23[a]	17,750	17,313,597
3.88%, 10/25/23[a]	16,600	16,955,001
4.05%, 07/30/22	15,800	16,183,523
4.50%, 01/14/22	28,783	31,176,885
5.30%, 05/06/44	5,000	5,157,493
5.38%, 08/09/20[a]	29,462	33,682,199
5.50%, 09/13/25	19,059	21,108,555
5.88%, 02/22/33	5,800	6,416,775
5.88%, 01/30/42	19,698	23,609,286
6.00%, 08/15/17	17,321	19,642,367
6.13%, 11/21/17	35,573	40,718,624
6.13%, 05/15/18[a]	24,550	28,377,215
6.13%, 08/25/36	19,020	21,598,001
6.63%, 06/15/32	7,250	8,646,637
6.68%, 09/13/43	7,500	9,138,923
6.88%, 03/05/38	5,584	7,356,596
8.13%, 07/15/39[a]	25,605	38,124,531
8.50%, 05/22/19	31,434	40,273,791
CME Group Inc.
5.30%, 09/15/43 (Call 03/15/43)	10,518	12,054,700

146

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2014

Security	Principal (000s)	Value

Daimler Finance North America LLC
8.50%, 01/18/31	$15,540	$23,664,553
Deutsche Telekom International Finance BV
6.00%, 07/08/19	9,061	10,697,784
6.75%, 08/20/18	7,082	8,442,083
8.75%, 06/15/30	34,145	50,238,331
General Electric Capital Corp.
1.63%, 04/02/18[a]	17,000	17,079,912
2.30%, 01/14/19[a]	10,631	10,991,391
3.10%, 01/09/23	21,917	21,911,043
3.15%, 09/07/22	24,952	25,263,900
3.45%, 05/15/24 (Call 02/13/24)	10,000	10,032,036
4.38%, 09/16/20	1,721	1,893,931
4.63%, 01/07/21	27,383	30,617,206
4.65%, 10/17/21	18,945	21,100,297
5.30%, 02/11/21	22,110	25,190,564
5.50%, 01/08/20	21,660	25,145,094
5.63%, 09/15/17	11,430	13,078,206
5.63%, 05/01/18	29,748	34,213,175
5.88%, 01/14/38[a]	45,809	55,035,258
6.00%, 08/07/19	15,574	18,462,002
6.15%, 08/07/37	9,350	11,675,158
6.88%, 01/10/39	33,174	44,950,438
Series A
5.55%, 05/04/20	390	454,582
6.75%, 03/15/32	43,222	57,037,912
Goldman Sachs Capital I
6.35%, 02/15/34[a]	24,350	27,692,037
Intercontinental Exchange, Inc.
4.00%, 10/15/23	8,000	8,429,614
J.P. Morgan Chase & Co.
1.63%, 05/15/18	24,946	24,850,110
1.80%, 01/25/18	11,555	11,624,343
2.00%, 08/15/17	21,462	21,846,309
3.20%, 01/25/23	39,338	39,056,009
3.25%, 09/23/22	21,178	21,247,657
3.38%, 05/01/23[a]	20,116	19,710,274
3.88%, 02/01/24[a]	7,250	7,482,508
4.25%, 10/15/20	36,790	40,058,549
4.35%, 08/15/21	20,870	22,723,701
4.40%, 07/22/20	16,525	18,172,637
4.50%, 01/24/22	32,425	35,476,192
4.63%, 05/10/21[a]	24,840	27,444,484
4.85%, 02/01/44[a]	9,000	9,512,307
4.95%, 03/25/20	5,898	6,638,122
5.40%, 01/06/42	10,950	12,441,855
5.50%, 10/15/40	8,486	9,735,778
5.60%, 07/15/41	10,440	12,141,377
5.63%, 08/16/43	7,848	8,834,592
6.00%, 01/15/18	36,192	41,566,653
6.13%, 06/27/17	5,827	6,603,705
6.30%, 04/23/19	25,785	30,594,547
6.40%, 05/15/38	22,520	28,459,378
NYSE Euronext
2.00%, 10/05/17	6,705	6,860,946

		2,163,151,836
DIVERSIFIED TELECOMMUNICATION SERVICES — 6.65%
AT&T Corp.
8.00%, 11/15/31	9,253	13,446,028

Security	Principal (000s)	Value

AT&T Inc.
1.40%, 12/01/17	$9,885	$9,861,953
1.70%, 06/01/17[a]	6,694	6,779,185
2.30%, 03/11/19	3,000	3,024,751
2.38%, 11/27/18[a]	24,330	24,799,501
2.63%, 12/01/22 (Call 09/01/22)[a]	16,367	15,750,742
3.00%, 02/15/22[a]	21,641	21,589,233
3.88%, 08/15/21	18,002	19,116,945
3.90%, 03/11/24 (Call 12/11/23)	5,800	6,022,475
4.30%, 12/15/42 (Call 06/15/42)	3,000	2,856,752
4.35%, 06/15/45 (Call 12/15/44)	12,164	11,584,607
4.45%, 05/15/21	22,490	24,693,725
5.35%, 09/01/40	46,020	50,430,594
5.50%, 02/01/18	27,379	31,064,159
5.55%, 08/15/41[a]	27,133	30,504,381
5.60%, 05/15/18[a]	10,356	11,873,185
5.80%, 02/15/19	20,405	23,718,837
6.30%, 01/15/38	22,200	26,934,119
6.50%, 09/01/37	17,425	21,559,702
6.55%, 02/15/39	12,405	15,453,534
British Telecommunications PLC
2.35%, 02/14/19[a]	14,850	14,969,413
5.95%, 01/15/18	24,939	28,615,787
9.63%, 12/15/30	15,250	24,327,232
Orange
2.75%, 02/06/19[a]	8,785	8,994,729
4.13%, 09/14/21[a]	16,116	17,233,891
5.38%, 07/08/19	3,370	3,845,365
5.38%, 01/13/42[a]	9,332	10,038,988
5.50%, 02/06/44 (Call 08/06/43)	6,732	7,355,457
9.00%, 03/01/31	27,370	41,084,401
Qwest Corp.
6.75%, 12/01/21	12,594	14,483,100
6.88%, 09/15/33 (Call 06/30/14)	5,900	5,929,500
Telefonica Emisiones SAU
3.19%, 04/27/18	7,322	7,622,202
4.57%, 04/27/23	9,850	10,444,447
5.13%, 04/27/20[a]	11,974	13,396,870
5.46%, 02/16/21[a]	14,541	16,510,578
5.88%, 07/15/19[a]	15,951	18,443,982
7.05%, 06/20/36[a]	23,395	29,576,427
Telefonica Europe BV
8.25%, 09/15/30	8,478	11,379,861
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	20,700	19,498,541
3.45%, 03/15/21	7,000	7,243,147
3.50%, 11/01/21	10,608	10,939,200
3.65%, 09/14/18[a]	36,160	38,691,880
3.85%, 11/01/42 (Call 05/01/42)	8,454	7,483,190
4.15%, 03/15/24 (Call 12/15/23)	6,000	6,282,681
4.50%, 09/15/20	17,832	19,672,287
4.60%, 04/01/21	8,752	9,660,708
4.75%, 11/01/41[a]	7,800	7,890,389
5.05%, 03/15/34 (Call 12/15/33)	7,000	7,505,163
5.15%, 09/15/23	63,207	71,145,780
5.50%, 02/15/18	2,225	2,530,878
5.85%, 09/15/35	17,990	20,954,423
6.00%, 04/01/41	3,460	4,095,456
6.10%, 04/15/18	10,636	12,339,838
6.25%, 04/01/37	4,632	5,615,174
6.35%, 04/01/19[a]	12,953	15,404,641
6.40%, 09/15/33	43,200	53,114,365
6.40%, 02/15/38	6,264	7,695,057

147

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2014

Security	Principal (000s)	Value

6.55%, 09/15/43	$104,841	$133,293,778
6.90%, 04/15/38	15,950	20,542,203
7.35%, 04/01/39	8,515	11,430,309
7.75%, 12/01/30	18,790	25,722,725
8.75%, 11/01/18	6,926	8,862,640

		1,182,931,091
ELECTRIC UTILITIES — 1.00%
Berkshire Hathaway Energy Co.
5.15%, 11/15/43 (Call 05/15/43)	5,500	6,149,024
6.13%, 04/01/36	17,800	22,055,505
6.50%, 09/15/37	10,600	13,665,381
Duke Energy Carolinas LLC
5.30%, 02/15/40	5,420	6,403,340
Duke Energy Florida Inc.
6.40%, 06/15/38	11,013	14,775,765
Georgia Power Co.
4.30%, 03/15/42	11,685	11,703,708
Nisource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	5,713	5,822,821
6.40%, 03/15/18[a]	9,398	10,922,400
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	7,618	9,798,956
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	389	411,873
5.40%, 01/15/40	9,525	10,972,761
5.80%, 03/01/37	5,100	6,106,274
6.05%, 03/01/34	35,874	44,109,253
8.25%, 10/15/18	5,383	6,721,478
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	8,000	8,671,672

		178,290,211
ELECTRICAL EQUIPMENT — 0.32%
ABB Finance (USA) Inc.
2.88%, 05/08/22	13,868	13,766,751
4.38%, 05/08/42	3,075	3,156,957
Eaton Corp. PLC
1.50%, 11/02/17	12,100	12,166,528
2.75%, 11/02/22[a]	22,880	22,300,390
4.15%, 11/02/42	6,215	6,036,057

		57,426,683
ENERGY EQUIPMENT & SERVICES — 1.43%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	1,950	2,017,662
5.13%, 09/15/40	16,522	18,931,514
7.50%, 11/15/18	9,716	11,979,580
Ensco PLC
4.70%, 03/15/21	13,030	14,234,489
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	9,550	9,856,120
4.75%, 08/01/43 (Call 02/01/43)	6,150	6,638,408
6.15%, 09/15/19[a]	11,036	13,260,487
6.70%, 09/15/38[a]	7,500	10,198,188
7.45%, 09/15/39	15,095	21,991,937
Nabors Industries Inc.
6.15%, 02/15/18	12,150	13,902,809

Security	Principal (000s)	Value

National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	$17,208	$16,627,394
3.95%, 12/01/42 (Call 06/01/42)	10,685	10,212,065
Pride International Inc.
6.88%, 08/15/20	9,430	11,445,208
Transocean Inc.
2.50%, 10/15/17	2,861	2,925,126
3.80%, 10/15/22 (Call 07/15/22)[a]	13,500	13,202,703
6.00%, 03/15/18[a]	18,543	20,890,091
6.38%, 12/15/21	7,307	8,390,080
6.50%, 11/15/20[a]	8,032	9,211,059
6.80%, 03/15/38	8,274	9,322,062
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)	5,895	6,267,859
5.13%, 09/15/20	7,170	7,988,488
9.63%, 03/01/19	11,725	15,399,823

		254,893,152
FOOD & STAPLES RETAILING — 2.83%
Costco Wholesale Corp.
1.13%, 12/15/17	16,950	16,884,393
1.70%, 12/15/19	16,086	15,807,897
CVS Caremark Corp.
2.25%, 12/05/18 (Call 11/05/18)	18,500	18,812,670
4.00%, 12/05/23 (Call 09/05/23)[a]	25,841	27,254,709
5.75%, 06/01/17	15,100	17,064,635
5.75%, 05/15/41 (Call 11/15/40)	11,750	14,084,959
6.13%, 09/15/39	19,645	24,496,779
6.25%, 06/01/27	3,460	4,331,904
Kroger Co. (The)
6.15%, 01/15/20	10,811	12,762,971
Wal-Mart Stores Inc.
1.13%, 04/11/18[a]	15,197	15,031,862
1.95%, 12/15/18	5,217	5,275,881
2.55%, 04/11/23 (Call 01/11/23)[a]	16,870	16,369,545
3.25%, 10/25/20	5,121	5,391,771
3.30%, 04/22/24 (Call 01/22/24)[a]	19,250	19,522,769
3.63%, 07/08/20	21,056	22,681,614
4.00%, 04/11/43 (Call 10/11/42)	5,000	4,811,080
4.25%, 04/15/21	18,302	20,318,873
4.30%, 04/22/44 (Call 10/22/43)	10,000	10,148,595
4.75%, 10/02/43 (Call 04/02/43)	13,580	14,782,622
4.88%, 07/08/40	13,170	14,460,798
5.00%, 10/25/40	19,385	21,821,233
5.25%, 09/01/35	20,730	24,043,322
5.63%, 04/01/40	16,319	19,827,937
5.63%, 04/15/41	21,335	25,980,604
5.80%, 02/15/18	4,241	4,904,923
5.88%, 04/05/27	1,880	2,344,695
6.20%, 04/15/38	7,441	9,610,127
6.50%, 08/15/37	39,758	53,144,332
7.55%, 02/15/30	4,864	6,993,227
Walgreen Co.
1.80%, 09/15/17	10,000	10,130,555
3.10%, 09/15/22[a]	13,009	12,866,908
5.25%, 01/15/19	9,388	10,676,947

		502,641,137
FOOD PRODUCTS — 1.43%
Archer-Daniels-Midland Co.
4.48%, 03/01/21	8,955	9,903,272

148

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2014

Security	Principal (000s)	Value

ConAgra Foods Inc.
1.90%, 01/25/18	$11,645	$11,713,261
3.20%, 01/25/23 (Call 10/25/22)[a]	9,050	8,842,760
4.65%, 01/25/43 (Call 07/25/42)[a]	12,000	11,986,686
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	15,704	16,146,972
5.65%, 02/15/19	7,850	9,141,371
Kellogg Co.
4.00%, 12/15/20	3,362	3,585,829
Series B
7.45%, 04/01/31	15,635	20,281,416
Kraft Foods Group Inc.
2.25%, 06/05/17	17,644	18,137,776
3.50%, 06/06/22	21,162	21,789,599
5.00%, 06/04/42[a]	25,068	26,758,443
5.38%, 02/10/20	10,330	11,844,346
6.50%, 02/09/40	7,353	9,172,142
6.88%, 01/26/39[a]	8,975	11,705,939
Mondelez International Inc.
5.38%, 02/10/20	21,290	24,379,207
6.13%, 08/23/18[a]	3,518	4,102,005
6.50%, 08/11/17	7,428	8,564,647
6.50%, 02/09/40[a]	20,289	25,627,817

		253,683,488
HEALTH CARE EQUIPMENT & SUPPLIES — 0.79%
Abbott Laboratories
5.13%, 04/01/19	10,808	12,351,228
Baxter International Inc.
1.85%, 06/15/18[a]	3,635	3,651,992
3.20%, 06/15/23 (Call 03/15/23)[a]	16,562	16,455,640
Becton, Dickinson and Co.
3.13%, 11/08/21	9,948	10,253,941
Boston Scientific Corp.
6.00%, 01/15/20[a]	9,053	10,553,625
Covidien International Finance SA
6.00%, 10/15/17	7,250	8,336,823
6.55%, 10/15/37	12,950	17,308,467
Medtronic Inc.
1.38%, 04/01/18	14,777	14,723,150
2.75%, 04/01/23 (Call 01/01/23)	7,014	6,812,141
3.63%, 03/15/24 (Call 12/15/23)	10,275	10,636,074
4.00%, 04/01/43 (Call 10/01/42)	8,000	7,668,897
4.45%, 03/15/20	13,366	14,936,921
St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)[a]	6,868	6,796,840

		140,485,739
HEALTH CARE PROVIDERS & SERVICES — 1.26%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	13,065	12,669,491
3.95%, 09/01/20	5,483	5,922,007
6.63%, 06/15/36	7,798	10,154,726
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	4,301	4,585,155
5.38%, 02/15/42 (Call 08/15/41)	11,255	12,859,272
Express Scripts Holding Co.
3.90%, 02/15/22[a]	11,000	11,557,746
4.75%, 11/15/21[a]	5,375	5,972,090

Security	Principal (000s)	Value

McKesson Corp.
2.28%, 03/15/19	$11,562	$11,626,737
3.80%, 03/15/24 (Call 12/15/23)	10,500	10,760,270
4.88%, 03/15/44 (Call 09/15/43)	7,500	7,862,741
Medco Health Solutions Inc.
7.13%, 03/15/18	16,312	19,359,462
UnitedHealth Group Inc.
2.88%, 03/15/22 (Call 12/15/21)[a]	11,054	11,023,469
2.88%, 03/15/23	5,000	4,913,462
4.25%, 03/15/43 (Call 09/15/42)[a]	12,080	11,928,032
5.80%, 03/15/36	4,000	4,826,450
6.00%, 02/15/18	10,334	11,976,672
6.88%, 02/15/38	12,450	16,832,078
WellPoint Inc.
3.13%, 05/15/22[a]	8,050	8,066,453
3.30%, 01/15/23[a]	13,350	13,303,108
4.63%, 05/15/42	10,595	10,781,253
4.65%, 01/15/43[a]	9,410	9,626,390
5.85%, 01/15/36	2,950	3,472,963
6.38%, 06/15/37	3,470	4,366,616

		224,446,643
HOTELS, RESTAURANTS & LEISURE — 0.21%
McDonald’s Corp.
2.63%, 01/15/22	13,938	13,749,333
5.35%, 03/01/18	4,148	4,734,013
6.30%, 10/15/37	9,701	12,558,537
6.30%, 03/01/38	5,308	6,881,185

		37,923,068
HOUSEHOLD PRODUCTS — 0.38%
Kimberly-Clark Corp.
6.13%, 08/01/17	665	766,469
Procter & Gamble Co. (The)
1.60%, 11/15/18[a]	5,000	5,019,503
2.30%, 02/06/22	18,715	18,253,237
3.10%, 08/15/23[a]	17,074	17,263,952
4.70%, 02/15/19	5,149	5,838,912
5.55%, 03/05/37	17,020	20,713,699

		67,855,772
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.11%
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	11,280	12,241,655
6.25%, 10/01/39[a]	6,720	7,852,326

		20,093,981
INDUSTRIAL CONGLOMERATES — 0.75%
3M Co.
5.70%, 03/15/37	3,350	4,151,889
Danaher Corp.
5.40%, 03/01/19	2,087	2,413,910
General Electric Co.
2.70%, 10/09/22	35,260	34,757,926
3.38%, 03/11/24	3,000	3,068,904
4.13%, 10/09/42	19,197	18,905,162
4.50%, 03/11/44[a]	14,750	15,509,576
5.25%, 12/06/17	21,619	24,493,759

149

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2014

Security	Principal (000s)	Value

Koninklijke Philips NV
3.75%, 03/15/22	$12,287	$12,904,041
5.75%, 03/11/18	9,507	10,947,628
6.88%, 03/11/38	4,891	6,580,552

		133,733,347
INSURANCE — 2.09%
Aflac Inc.
8.50%, 05/15/19	6,525	8,463,951
American International Group Inc.
3.38%, 08/15/20	10,000	10,428,797
4.13%, 02/15/24[a]	10,900	11,478,048
4.88%, 06/01/22	17,794	19,958,236
5.45%, 05/18/17	6,173	6,906,763
5.85%, 01/16/18	24,719	28,293,313
6.25%, 05/01/36	9,750	12,322,510
6.40%, 12/15/20	14,896	18,080,459
8.25%, 08/15/18	23,875	29,817,592
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22[a]	15,617	15,752,463
4.25%, 01/15/21[a]	6,517	7,193,744
5.40%, 05/15/18[a]	10,771	12,391,450
5.75%, 01/15/40	6,350	7,639,374
Berkshire Hathaway Inc.
1.55%, 02/09/18	7,000	7,042,329
4.50%, 02/11/43[a]	8,871	9,071,893
Chubb Corp. (The)
6.00%, 05/11/37	4,075	5,101,080
MetLife Inc.
3.60%, 04/10/24	7,525	7,684,813
4.13%, 08/13/42[a]	4,458	4,335,848
4.75%, 02/08/21	7,094	7,967,538
4.88%, 11/13/43	10,000	10,790,588
5.70%, 06/15/35	3,820	4,592,631
5.88%, 02/06/41	16,550	20,269,040
6.38%, 06/15/34	7,875	10,099,920
7.72%, 02/15/19	10,653	13,338,729
Series A
6.82%, 08/15/18	13,229	15,873,431
Series D
4.37%, 09/15/23	10,975	11,851,934
Prudential Financial Inc.
7.38%, 06/15/19	9,082	11,298,378
Series D
6.00%, 12/01/17	11,184	12,861,021
6.63%, 12/01/37	8,925	11,629,760
Travelers Companies Inc. (The)
5.35%, 11/01/40	6,950	8,117,117
6.25%, 06/15/37	8,515	10,960,292

		371,613,042
INTERNET & CATALOG RETAIL — 0.11%
Amazon.com Inc.
1.20%, 11/29/17	2,755	2,739,876
2.50%, 11/29/22 (Call 08/29/22)[a]	16,872	15,953,284

		18,693,160
INTERNET SOFTWARE & SERVICES — 0.26%
eBay Inc.
1.35%, 07/15/17	5,196	5,229,556

Security	Principal (000s)	Value

2.60%, 07/15/22 (Call 04/15/22)[a]	$12,588	$12,151,496
4.00%, 07/15/42 (Call 01/15/42)	10,870	9,892,678
Google Inc.
3.38%, 02/25/24	10,820	11,097,727
3.63%, 05/19/21	6,661	7,136,757

		45,508,214
IT SERVICES — 0.86%
International Business Machines Corp.
1.25%, 02/08/18	1,970	1,961,579
1.63%, 05/15/20	5,655	5,443,798
1.88%, 08/01/22	4,440	4,094,628
1.95%, 02/12/19[a]	6,640	6,691,420
3.38%, 08/01/23	22,725	23,079,460
3.63%, 02/12/24[a]	15,595	16,042,965
4.00%, 06/20/42	13,250	12,719,483
5.70%, 09/14/17	33,805	38,652,417
7.63%, 10/15/18	21,548	26,797,631
8.38%, 11/01/19	13,237	17,367,096

		152,850,477
LIFE SCIENCES TOOLS & SERVICES — 0.32%
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	16,482	16,690,771
3.15%, 01/15/23 (Call 10/15/22)	8,575	8,493,904
3.60%, 08/15/21 (Call 05/15/21)	16,396	17,088,834
4.15%, 02/01/24 (Call 11/01/23)[a]	9,225	9,710,235
4.50%, 03/01/21	5,192	5,699,821

		57,683,565
MACHINERY — 0.65%
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	4,365	4,439,418
3.80%, 08/15/42[a]	14,795	13,732,900
3.90%, 05/27/21[a]	12,487	13,545,281
5.20%, 05/27/41[a]	10,860	12,443,211
7.90%, 12/15/18	15,240	19,205,882
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	16,371	16,099,431
3.90%, 06/09/42 (Call 12/09/41)	10,710	10,285,773
4.38%, 10/16/19	11,683	13,088,133
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	12,550	11,880,575

		114,720,604
MEDIA — 6.34%
21st Century Fox America Inc.
3.00%, 09/15/22	18,750	18,467,809
4.50%, 02/15/21	5,024	5,533,746
6.15%, 03/01/37	8,275	9,968,760
6.15%, 02/15/41[a]	18,480	22,584,700
6.20%, 12/15/34	12,947	15,716,332
6.40%, 12/15/35[a]	7,200	8,939,491
6.65%, 11/15/37[a]	8,827	11,239,047
CBS Corp.
7.88%, 07/30/30	11,130	14,989,891
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	2,091	3,033,362

150

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2014

Security	Principal (000s)	Value

Comcast Corp.
2.85%, 01/15/23[a]	$5,885	$5,823,081
3.13%, 07/15/22	18,622	18,934,613
3.60%, 03/01/24[a]	14,511	14,996,371
4.25%, 01/15/33	21,450	22,017,458
4.65%, 07/15/42	12,102	12,595,277
4.75%, 03/01/44	7,611	8,076,808
5.15%, 03/01/20	16,208	18,659,773
5.65%, 06/15/35	6,000	7,076,567
5.70%, 05/15/18	9,035	10,449,688
5.88%, 02/15/18	11,790	13,644,734
6.30%, 11/15/17	12,553	14,627,332
6.40%, 05/15/38	1,800	2,298,895
6.40%, 03/01/40	6,800	8,735,896
6.45%, 03/15/37	17,030	21,815,483
6.50%, 11/15/35	2,150	2,764,884
6.55%, 07/01/39[a]	11,375	14,797,563
6.95%, 08/15/37	31,313	42,130,070
7.05%, 03/15/33	300	402,874
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18[a]	11,200	11,237,287
3.80%, 03/15/22	11,482	11,890,582
4.45%, 04/01/24 (Call 01/01/24)	13,660	14,521,079
4.60%, 02/15/21 (Call 11/15/20)	16,685	18,262,864
5.00%, 03/01/21	13,646	15,248,779
5.15%, 03/15/42[a]	11,748	12,419,184
5.20%, 03/15/20	5,405	6,108,990
5.88%, 10/01/19	5,058	5,916,239
6.00%, 08/15/40 (Call 05/15/40)	13,325	15,417,498
6.38%, 03/01/41	13,235	16,036,010
Discovery Communications LLC
4.88%, 04/01/43[a]	10,000	10,037,692
5.05%, 06/01/20	17,823	20,043,658
6.35%, 06/01/40	4,350	5,175,005
Historic TW Inc.
6.63%, 05/15/29	11,830	15,065,629
NBCUniversal Media LLC
2.88%, 01/15/23[a]	14,216	14,064,809
4.38%, 04/01/21	21,725	24,021,280
4.45%, 01/15/43[a]	23,925	24,125,755
5.15%, 04/30/20	14,949	17,207,743
5.95%, 04/01/41	17,450	21,346,430
6.40%, 04/30/40	5,925	7,604,490
Omnicom Group Inc.
3.63%, 05/01/22[a]	5,888	5,975,394
4.45%, 08/15/20[a]	18,600	20,216,585
Thomson Reuters Corp.
6.50%, 07/15/18	6,979	8,203,542
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	18,506	19,863,469
4.50%, 09/15/42 (Call 03/15/42)	16,750	16,355,690
5.00%, 02/01/20	17,863	20,166,521
5.50%, 09/01/41 (Call 03/01/41)	8,320	9,286,294
5.88%, 11/15/40 (Call 05/15/40)	9,050	10,558,132
6.55%, 05/01/37	8,443	10,561,726
6.75%, 07/01/18	34,344	40,835,964
6.75%, 06/15/39	20,159	25,871,081
7.30%, 07/01/38	20,250	27,284,224
8.25%, 04/01/19	23,420	29,801,887
8.75%, 02/14/19	9,604	12,402,926
Time Warner Entertainment Co. LP
8.38%, 03/15/23[a]	13,853	18,695,847

Security	Principal (000s)	Value

Time Warner Inc.
4.70%, 01/15/21	$14,873	$16,514,288
4.75%, 03/29/21	7,410	8,268,125
4.88%, 03/15/20	19,680	22,158,822
6.10%, 07/15/40	10,140	12,113,474
6.25%, 03/29/41	9,095	11,043,494
6.50%, 11/15/36	9,850	12,089,124
7.63%, 04/15/31	17,019	23,485,471
7.70%, 05/01/32	17,963	25,031,291
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)[a]	15,589	16,438,457
4.38%, 03/15/43	16,050	14,925,405
5.85%, 09/01/43 (Call 03/01/43)	13,255	15,118,747
6.88%, 04/30/36	5,813	7,358,180
Walt Disney Co. (The)
1.10%, 12/01/17	13,300	13,247,585
2.35%, 12/01/22[a]	2,500	2,392,934
2.75%, 08/16/21	11,750	11,888,638
WPP Finance 2010
4.75%, 11/21/21	3,000	3,294,278

		1,127,519,103
METALS & MINING — 2.86%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)	54	57,803
Barrick Gold Corp.
3.85%, 04/01/22[a]	19,875	19,335,364
4.10%, 05/01/23[a]	17,000	16,544,536
5.25%, 04/01/42[a]	1,250	1,162,005
6.95%, 04/01/19[a]	8,444	10,033,282
Barrick North America Finance LLC
4.40%, 05/30/21	7,981	8,167,422
5.70%, 05/30/41	17,620	17,341,805
5.75%, 05/01/43[a]	10,816	10,777,037
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	2,250	2,296,855
BHP Billiton Finance (USA) Ltd.
2.88%, 02/24/22	8,068	8,063,177
3.25%, 11/21/21	13,699	14,117,732
3.85%, 09/30/23[a]	18,150	19,062,905
4.13%, 02/24/42	17,600	17,035,436
5.00%, 09/30/43	17,150	18,757,212
6.50%, 04/01/19[a]	14,798	17,872,219
Cliffs Natural Resources Inc.
6.25%, 10/01/40[a]	10,376	8,944,110
Freeport-McMoRan Copper & Gold Inc.
2.38%, 03/15/18[a]	18,211	18,468,755
3.10%, 03/15/20	14,030	14,086,213
3.55%, 03/01/22 (Call 12/01/21)	25,839	25,409,390
3.88%, 03/15/23 (Call 12/15/22)[a]	22,685	22,482,153
5.45%, 03/15/43 (Call 09/15/42)	15,250	15,702,783
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	21,850	20,621,191
4.88%, 03/15/42 (Call 09/15/41)[a]	21,231	18,311,436
5.13%, 10/01/19[a]	5,319	5,847,862
6.25%, 10/01/39	2,550	2,608,158
Rio Tinto Alcan Inc.
6.13%, 12/15/33	250	299,543
Rio Tinto Finance (USA) Ltd.
3.50%, 11/02/20	152	158,253
3.75%, 09/20/21	15,768	16,581,019

151

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2014

Security	Principal (000s)	Value

4.13%, 05/20/21	$7,955	$8,572,983
5.20%, 11/02/40	14,402	15,717,569
6.50%, 07/15/18	19,399	22,932,960
7.13%, 07/15/28	3,400	4,416,248
9.00%, 05/01/19	23,479	30,888,911
Rio Tinto Finance (USA) PLC
1.63%, 08/21/17 (Call 07/21/17)[a]	3,004	3,036,311
2.25%, 12/14/18 (Call 11/14/18)	15,819	16,002,334
2.88%, 08/21/22 (Call 05/21/22)[a]	10,056	9,778,979
3.50%, 03/22/22 (Call 12/22/21)	12,121	12,413,457
4.13%, 08/21/42 (Call 02/21/42)[a]	12,920	12,138,521
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[a]	13,780	13,307,602
6.25%, 07/15/41 (Call 01/15/41)	8,825	9,579,767

		508,931,298
MULTI-UTILITIES — 0.11%
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	10,000	10,275,085
Sempra Energy
6.00%, 10/15/39	6,990	8,676,349

		18,951,434
MULTILINE RETAIL — 0.52%
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	3,630	3,488,304
Target Corp.
2.90%, 01/15/22	10,263	10,292,707
3.88%, 07/15/20	6,671	7,202,627
4.00%, 07/01/42[a]	20,165	19,012,828
5.38%, 05/01/17	8,888	9,972,080
6.00%, 01/15/18	10,918	12,633,847
6.50%, 10/15/37	17,060	21,970,520
7.00%, 01/15/38	5,930	8,056,580

		92,629,493
OFFICE ELECTRONICS — 0.12%
Xerox Corp.
4.50%, 05/15/21	14,121	15,229,475
6.35%, 05/15/18	5,572	6,486,890

		21,716,365
OIL, GAS & CONSUMABLE FUELS — 9.40%
Anadarko Petroleum Corp.
6.20%, 03/15/40	12,015	14,914,689
6.38%, 09/15/17	16,785	19,390,252
6.45%, 09/15/36	25,617	32,255,031
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	7,083	7,300,422
4.75%, 04/15/43 (Call 10/15/42)	29,385	30,749,034
5.10%, 09/01/40 (Call 03/01/40)	9,850	10,836,410
6.00%, 01/15/37[a]	11,790	14,429,885
Canadian Natural Resources Ltd.
6.25%, 03/15/38	11,871	14,802,462
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)[a]	11,207	11,090,644
5.70%, 10/15/19	742	860,439
6.75%, 11/15/39[a]	16,575	21,664,989

Security	Principal (000s)	Value

Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	$25,476	$25,394,518
1.72%, 06/24/18 (Call 05/24/18)	5,918	5,971,987
2.36%, 12/05/22 (Call 09/05/22)	22,334	21,523,238
2.43%, 06/24/20 (Call 05/24/20)	6,109	6,225,284
3.19%, 06/24/23 (Call 03/24/23)	26,060	26,560,597
4.95%, 03/03/19	18,209	20,803,832
ConocoPhillips
5.75%, 02/01/19	19,053	22,290,400
6.00%, 01/15/20	10,938	13,047,854
6.50%, 02/01/39[a]	31,642	42,813,844
6.95%, 04/15/29[a]	5,188	7,149,768
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	17,090	16,977,196
2.40%, 12/15/22 (Call 09/15/22)	16,750	16,140,060
Continental Resources Inc.
3.80%, 06/01/24 (Call 03/01/24)[a,c]	8,350	8,465,216
4.50%, 04/15/23 (Call 01/15/23)	11,246	12,023,864
4.90%, 06/01/44 (Call 12/01/43)[c]	1,170	1,210,427
5.00%, 09/15/22 (Call 03/15/17)[a]	20,500	22,176,158
Devon Energy Corp.
1.88%, 05/15/17 (Call 04/15/17)	3,505	3,578,429
2.25%, 12/15/18 (Call 11/15/18)	15,000	15,166,261
3.25%, 05/15/22 (Call 02/15/22)[a]	17,556	17,688,390
4.75%, 05/15/42 (Call 11/15/41)[a]	10,315	10,719,704
5.60%, 07/15/41 (Call 01/15/41)	9,850	11,362,252
7.95%, 04/15/32	9,310	13,192,732
Devon Financing Corp. ULC
7.88%, 09/30/31	9,460	13,310,939
Encana Corp.
6.50%, 08/15/34	12,190	15,136,347
6.50%, 02/01/38	4,400	5,545,086
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)[a]	8,514	8,413,875
4.65%, 06/01/21 (Call 03/01/21)	13,263	14,239,812
5.20%, 02/01/22 (Call 11/01/21)	4,234	4,698,768
6.50%, 02/01/42 (Call 08/01/41)	12,280	14,508,067
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	10,857	10,886,346
3.90%, 02/15/24 (Call 11/15/23)[a]	10,440	10,781,951
4.45%, 02/15/43 (Call 08/15/42)	7,205	7,033,460
4.85%, 08/15/42 (Call 02/15/42)	6,595	6,863,361
4.85%, 03/15/44 (Call 09/15/43)	14,100	14,684,741
5.10%, 02/15/45 (Call 08/15/44)	11,925	12,843,962
5.20%, 09/01/20	11,308	12,942,729
5.95%, 02/01/41	9,910	11,804,369
Series L
6.30%, 09/15/17	5,757	6,653,179
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	15,075	14,603,945
4.10%, 02/01/21	5,821	6,346,030
5.63%, 06/01/19	6,669	7,781,380
Exxon Mobil Corp.
1.82%, 03/15/19 (Call 02/15/19)	15,000	15,176,553
3.18%, 03/15/24 (Call 12/15/23)	10,000	10,266,042
Hess Corp.
5.60%, 02/15/41[a]	8,118	9,299,395
6.00%, 01/15/40	8,965	10,682,313
7.30%, 08/15/31	7,268	9,604,023
8.13%, 02/15/19	14,162	17,848,834
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	12,000	12,552,436

152

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2014

Security	Principal (000s)	Value

Kinder Morgan Energy Partners LP
2.65%, 02/01/19[a]	$9,442	$9,570,067
3.50%, 03/01/21 (Call 01/01/21)	7,000	7,095,402
3.95%, 09/01/22 (Call 06/01/22)[a]	10,750	10,933,055
5.50%, 03/01/44 (Call 09/01/43)	12,000	12,741,370
5.95%, 02/15/18	10,870	12,422,425
6.95%, 01/15/38[a]	10,269	12,664,086
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)[a]	9,675	9,349,955
5.90%, 03/15/18	9,530	10,960,554
6.60%, 10/01/37	8,450	10,908,429
Marathon Petroleum Corp.
5.13%, 03/01/21	11,025	12,533,743
6.50%, 03/01/41 (Call 09/01/40)	11,271	14,124,246
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	8,702	9,336,866
5.25%, 11/15/43 (Call 05/15/43)	9,130	10,019,280
6.00%, 03/01/41 (Call 09/01/40)	11,115	13,336,848
8.25%, 03/01/19[a]	9,742	12,288,333
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)[a]	9,550	9,302,365
3.13%, 02/15/22 (Call 11/15/21)	14,596	14,837,885
Series 1
4.10%, 02/01/21 (Call 11/01/20)	15,310	16,739,263
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	9,390	9,335,988
Petro-Canada
6.80%, 05/15/38	9,915	13,137,308
Petrohawk Energy Corp.
7.25%, 08/15/18 (Call 08/15/14)	16,100	16,905,000
Phillips 66
4.30%, 04/01/22	13,409	14,567,209
5.88%, 05/01/42	18,480	22,437,677
Plains All American Pipeline LP/PAA Finance Corp.
3.65%, 06/01/22 (Call 03/01/22)	6,500	6,725,754
Plains Exploration & Production Co.
6.13%, 06/15/19 (Call 06/15/16)	6,200	6,828,031
6.50%, 11/15/20 (Call 11/15/15)	9,275	10,292,122
6.75%, 02/01/22 (Call 02/01/17)	5,775	6,472,534
6.88%, 02/15/23 (Call 02/15/18)	15,250	17,331,045
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)[a]	14,400	14,993,241
Shell International Finance BV
1.13%, 08/21/17	3,445	3,449,252
1.90%, 08/10/18	18,850	19,107,267
2.00%, 11/15/18	17,050	17,367,943
2.25%, 01/06/23	10,700	10,160,595
2.38%, 08/21/22	13,119	12,659,622
3.40%, 08/12/23	13,578	13,896,892
4.30%, 09/22/19	23,351	26,017,768
4.38%, 03/25/20	5,375	5,991,633
4.55%, 08/12/43	18,450	19,552,648
5.50%, 03/25/40	16,940	20,341,936
6.38%, 12/15/38	13,210	17,535,142
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	4,000	4,341,872
Suncor Energy Inc.
6.10%, 06/01/18	14,025	16,307,698
6.50%, 06/15/38	6,483	8,362,018
6.85%, 06/01/39	10,925	14,718,882
Total Capital Canada Ltd.
1.45%, 01/15/18	2,203	2,214,240

Security	Principal (000s)	Value

2.75%, 07/15/23	$16,287	$15,825,332
Total Capital International SA
1.55%, 06/28/17	7,708	7,800,583
2.13%, 01/10/19	7,000	7,118,199
2.70%, 01/25/23[a]	13,359	12,994,717
2.88%, 02/17/22	15,255	15,286,489
3.70%, 01/15/24	9,250	9,613,502
3.75%, 04/10/24[a]	12,206	12,723,307
Total Capital SA
2.13%, 08/10/18	14,048	14,326,469
4.45%, 06/24/20	16,546	18,518,017
TransCanada PipeLines Ltd.
2.50%, 08/01/22	8,000	7,675,784
3.80%, 10/01/20	12,476	13,378,525
4.63%, 03/01/34 (Call 12/01/33)	11,500	12,231,644
6.10%, 06/01/40	8,850	11,012,743
6.20%, 10/15/37	8,300	10,444,631
6.50%, 08/15/18	8,737	10,387,537
7.13%, 01/15/19	6,697	8,181,462
7.63%, 01/15/39	12,900	18,718,579
Valero Energy Corp.
6.13%, 06/15/17	11,015	12,592,344
6.13%, 02/01/20[a]	10,324	12,225,073
6.63%, 06/15/37[a]	14,693	18,341,247
7.50%, 04/15/32	8,181	10,805,998
9.38%, 03/15/19[a]	1,499	1,969,007
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	12,800	12,643,412
4.30%, 03/04/24 (Call 12/04/23)[a]	5,000	5,191,770
5.25%, 03/15/20	9,468	10,675,723
6.30%, 04/15/40[a]	14,848	17,652,367

		1,671,834,161
PAPER & FOREST PRODUCTS — 0.35%
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)[a]	6,627	7,347,855
7.30%, 11/15/39	3,050	4,162,116
7.50%, 08/15/21[a]	10,774	13,741,068
7.95%, 06/15/18	27,624	33,885,524
9.38%, 05/15/19	1,963	2,590,727

		61,727,290
PHARMACEUTICALS — 4.70%
AbbVie Inc.
1.75%, 11/06/17	37,916	38,330,532
2.00%, 11/06/18	14,799	14,884,969
2.90%, 11/06/22[a]	38,048	37,418,728
4.40%, 11/06/42	21,505	21,632,372
Actavis Inc.
1.88%, 10/01/17	13,100	13,234,407
3.25%, 10/01/22 (Call 07/01/22)[a]	24,345	23,966,835
4.63%, 10/01/42 (Call 04/01/42)	5,650	5,601,722
AstraZeneca PLC
1.95%, 09/18/19	10,138	10,080,205
4.00%, 09/18/42	9,950	9,485,234
5.90%, 09/15/17	15,154	17,368,690
6.45%, 09/15/37	29,036	37,641,748
Bristol-Myers Squibb Co.
0.88%, 08/01/17	1,162	1,153,682
2.00%, 08/01/22	14,104	13,136,508

153

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2014

Security	Principal (000s)	Value

Eli Lilly and Co.
5.55%, 03/15/37	$5,239	$6,225,912
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23[a]	16,540	16,154,673
5.65%, 05/15/18	24,529	28,273,563
6.38%, 05/15/38	23,341	30,407,317
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	25,759	25,582,340
Johnson & Johnson
5.15%, 07/15/18[a]	13,062	14,989,380
5.55%, 08/15/17	8,910	10,174,096
5.95%, 08/15/37	8,430	10,856,575
Merck & Co. Inc.
1.10%, 01/31/18[a]	7,005	6,936,450
1.30%, 05/18/18	13,923	13,801,249
2.40%, 09/15/22 (Call 06/15/22)[a]	17,621	16,963,072
2.80%, 05/18/23	4,750	4,656,742
3.88%, 01/15/21 (Call 10/15/20)[a]	15,079	16,344,404
4.15%, 05/18/43	7,250	7,117,000
5.00%, 06/30/19[a]	16,659	19,057,118
5.85%, 06/30/39[a]	4,440	5,502,941
6.00%, 09/15/17	8,967	10,345,556
6.55%, 09/15/37	13,200	17,579,868
Novartis Capital Corp.
2.40%, 09/21/22	22,412	21,615,534
3.40%, 05/06/24	20,250	20,647,552
4.40%, 04/24/20	2,182	2,440,039
4.40%, 05/06/44	20,284	21,015,970
Novartis Securities Investment Ltd.
5.13%, 02/10/19	26,548	30,418,815
Pfizer Inc.
1.50%, 06/15/18[a]	14,000	13,955,792
2.10%, 05/15/19	7,000	7,053,091
3.00%, 06/15/23[a]	17,500	17,433,302
3.40%, 05/15/24	7,000	7,129,936
4.30%, 06/15/43	6,891	6,958,272
4.40%, 05/15/44	3,460	3,551,856
6.20%, 03/15/19[a]	24,303	28,881,624
7.20%, 03/15/39	23,591	33,370,996
Sanofi
1.25%, 04/10/18[a]	12,190	12,063,147
4.00%, 03/29/21	21,996	23,917,109
Schering-Plough Corp./Merck & Co. Inc.
6.50%, 12/01/33	13,812	18,436,078
Wyeth LLC
5.95%, 04/01/37	22,918	28,427,256
6.50%, 02/01/34	4,794	6,271,150
Zoetis Inc.
1.88%, 02/01/18	3,200	3,211,999
3.25%, 02/01/23 (Call 11/01/22)	17,025	16,836,520
4.70%, 02/01/43 (Call 08/01/42)[a]	7,875	8,116,782

		836,656,708
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.84%
American Tower Corp.
3.40%, 02/15/19[a]	6,809	7,109,582
3.50%, 01/31/23	7,256	7,148,108
4.50%, 01/15/18	11,376	12,372,677
4.70%, 03/15/22	6,000	6,445,304
5.00%, 02/15/24	7,203	7,838,523
Boston Properties LP

Security	Principal (000s)	Value

3.70%, 11/15/18 (Call 08/15/18)	$8,820	$9,459,319
3.85%, 02/01/23 (Call 11/01/22)	16,500	17,073,713
4.13%, 05/15/21 (Call 02/15/21)	3,601	3,849,388
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	10,826	11,981,982
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	5,575	5,577,561
4.25%, 11/15/23 (Call 08/15/23)	8,000	8,357,914
5.38%, 02/01/21 (Call 11/03/20)	12,712	14,513,220
Simon Property Group LP
4.38%, 03/01/21 (Call 12/01/20)	9,679	10,702,391
5.65%, 02/01/20 (Call 11/01/19)	14,743	17,362,331
6.13%, 05/30/18[a]	8,785	10,258,422

		150,050,435
ROAD & RAIL — 0.35%
Burlington Northern Santa Fe LLC
3.85%, 09/01/23 (Call 06/01/23)	5,000	5,231,716
4.45%, 03/15/43 (Call 09/15/42)	4,881	4,879,698
4.70%, 10/01/19[a]	7,268	8,207,314
4.90%, 04/01/44 (Call 10/01/43)	11,000	11,768,842
5.75%, 05/01/40 (Call 11/01/39)	13,193	15,698,461
CSX Corp.
4.10%, 03/15/44 (Call 09/15/43)[a]	8,250	7,773,925
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)[a]	8,291	9,056,011

		62,615,967
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.62%
Intel Corp.
1.35%, 12/15/17	35,775	35,830,680
2.70%, 12/15/22	4,550	4,446,613
3.30%, 10/01/21	24,757	25,675,368
4.00%, 12/15/32	5,000	4,978,058
4.25%, 12/15/42[a]	12,025	11,787,683
4.80%, 10/01/41	16,796	17,944,941
Texas Instruments Inc.
1.65%, 08/03/19	10,367	10,222,492

		110,885,835
SOFTWARE — 1.67%
Microsoft Corp.
1.63%, 12/06/18[a]	5,750	5,772,457
2.13%, 11/15/22[a]	6,837	6,499,187
2.38%, 05/01/23 (Call 02/01/23)[a]	10,000	9,608,535
3.00%, 10/01/20[a]	7,369	7,709,793
3.50%, 11/15/42	8,927	7,967,489
3.63%, 12/15/23 (Call 09/15/23)[a]	23,750	25,036,630
4.20%, 06/01/19	20,523	22,835,523
4.50%, 10/01/40	9,600	9,991,309
5.20%, 06/01/39[a]	4,500	5,191,117
5.30%, 02/08/41	6,638	7,777,273
Oracle Corp.
1.20%, 10/15/17	16,737	16,715,100
2.38%, 01/15/19	23,573	24,104,109
2.50%, 10/15/22	18,743	18,075,710
3.63%, 07/15/23[a]	8,175	8,486,674
3.88%, 07/15/20	3,874	4,197,703
5.00%, 07/08/19	22,141	25,265,999

154

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2014

Security	Principal (000s)	Value

5.38%, 07/15/40	$30,305	$35,296,215
5.75%, 04/15/18	27,760	32,093,805
6.13%, 07/08/39[a]	15,950	20,191,820
6.50%, 04/15/38	3,289	4,327,298

		297,143,746
SPECIALTY RETAIL — 0.72%
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)[a]	12,101	12,458,132
2.70%, 04/01/23 (Call 01/01/23)	7,313	7,129,055
3.75%, 02/15/24 (Call 11/15/23)	12,104	12,711,785
4.20%, 04/01/43 (Call 10/01/42)	5,345	5,275,737
4.40%, 04/01/21 (Call 01/01/21)[a]	9,822	11,016,807
4.88%, 02/15/44 (Call 08/15/43)[a]	7,050	7,696,415
5.88%, 12/16/36	32,302	39,843,596
5.95%, 04/01/41 (Call 10/01/40)	14,195	17,751,187
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)[a]	1,466	1,498,301
4.65%, 04/15/42 (Call 10/15/41)	12,255	12,706,027

		128,087,042
TOBACCO — 1.52%
Altria Group Inc.
2.85%, 08/09/22	3,565	3,443,467
4.00%, 01/31/24[a]	14,342	14,790,070
4.25%, 08/09/42[a]	18,739	17,372,535
4.75%, 05/05/21	21,528	23,888,141
5.38%, 01/31/44	12,028	13,090,668
9.25%, 08/06/19	8,508	11,366,057
9.70%, 11/10/18	19,869	26,251,364
9.95%, 11/10/38	3,193	5,231,532
Lorillard Tobacco Co.
6.88%, 05/01/20[a]	10,598	12,646,143
8.13%, 06/23/19[a]	3,400	4,243,637
Philip Morris International Inc.
1.13%, 08/21/17	3,350	3,348,116
1.88%, 01/15/19	9,100	9,090,969
2.50%, 08/22/22	11,485	11,087,531
2.90%, 11/15/21	6,545	6,598,899
3.88%, 08/21/42	3,625	3,354,551
4.13%, 03/04/43	16,198	15,587,269
4.38%, 11/15/41	7,449	7,449,628
4.50%, 03/26/20	9,614	10,677,236
4.88%, 11/15/43[a]	4,150	4,468,136
5.65%, 05/16/18	21,271	24,524,648
6.38%, 05/16/38	16,809	21,445,702
Reynolds American Inc.
3.25%, 11/01/22	6,149	5,941,426
4.75%, 11/01/42	14,105	13,593,841

		269,491,566
WIRELESS TELECOMMUNICATION SERVICES — 0.85%
New Cingular Wireless Services Inc.
8.75%, 03/01/31	6,550	9,926,220
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)[a]	10,516	10,979,288
5.00%, 03/15/44 (Call 09/15/43)	5,440	5,649,365
6.80%, 08/15/18	15,400	18,382,835
Vodafone Group PLC

Security	Principal or Shares (000s)	Value

1.25%, 09/26/17	$14,500	$14,417,971
1.50%, 02/19/18	20,921	20,825,263
2.50%, 09/26/22	4,750	4,439,667
2.95%, 02/19/23	28,500	27,338,346
4.38%, 02/19/43[a]	25,918	24,343,173
5.45%, 06/10/19	5,650	6,491,878
6.15%, 02/27/37	7,286	8,582,689

		151,376,695

TOTAL CORPORATE BONDS & NOTES
(Cost: $16,637,546,326)		17,331,972,264

FOREIGN AGENCY OBLIGATIONS[d] — 0.80%

NORWAY — 0.64%
Statoil ASA
2.45%, 01/17/23	7,130	6,852,524
2.65%, 01/15/24[a]	13,613	13,101,027
2.90%, 11/08/20	6,377	6,537,998
3.13%, 08/17/17	16,566	17,578,875
3.15%, 01/23/22	5,892	6,020,887
3.70%, 03/01/24[a]	17,000	17,743,311
3.95%, 05/15/43	11,111	10,713,103
4.80%, 11/08/43	6,361	7,020,662
5.10%, 08/17/40	5,275	6,017,657
5.25%, 04/15/19[a]	13,453	15,447,206
Series FXD
1.95%, 11/08/18	7,905	7,978,289

		115,011,539
CANADA — 0.16%
Nexen Energy ULC
5.88%, 03/10/35	10,298	11,630,251
6.40%, 05/15/37	13,778	16,250,348

		27,880,599

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $138,922,912)		142,892,138

SHORT-TERM INVESTMENTS — 8.08%

MONEY MARKET FUNDS — 8.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,e,f]	1,178,705	1,178,705,018
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,e,f]	93,006	93,006,078

155

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2014

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,e]	165,370	$165,370,211

		1,437,081,307

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,437,081,307)		1,437,081,307

TOTAL INVESTMENTS IN SECURITIES — 106.31%
(Cost: $18,213,550,545)		18,911,945,709
Other Assets, Less Liabilities — (6.31)%		(1,122,884,799)

NET ASSETS — 100.00%		$17,789,060,910

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Investments are denominated in U.S. dollars.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

156

Schedule of Investments (Unaudited)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 83.47%

AEROSPACE & DEFENSE — 1.10%
Boeing Co. (The)
4.88%, 02/15/20	$1,297	$1,459,157
6.00%, 03/15/19	950	1,122,261
8.75%, 08/15/21	420	583,405
Embraer Overseas Ltd.
5.70%, 09/16/23[a,b]	2,146	2,317,680
Exelis Inc.
4.25%, 10/01/16	150	158,753
5.55%, 10/01/21	700	736,139
General Dynamics Corp.
1.00%, 11/15/17	500	494,629
2.25%, 07/15/16	1,650	1,706,673
2.25%, 11/15/22 (Call 08/15/22)	1,000	947,359
3.88%, 07/15/21 (Call 04/15/21)[b]	500	537,988
Honeywell International Inc.
4.25%, 03/01/21	1,725	1,911,587
5.00%, 02/15/19	1,713	1,948,525
5.30%, 03/15/17[b]	250	279,204
5.30%, 03/01/18	1,106	1,259,159
5.40%, 03/15/16	210	228,348
L-3 Communications Corp.
3.95%, 11/15/16	950	1,013,305
3.95%, 05/28/24 (Call 02/28/24)	560	569,629
4.75%, 07/15/20	936	1,026,480
4.95%, 02/15/21 (Call 11/15/20)	1,188	1,315,089
5.20%, 10/15/19	1,210	1,359,728
Lockheed Martin Corp.
2.13%, 09/15/16	2,150	2,215,055
3.35%, 09/15/21	1,146	1,193,557
4.25%, 11/15/19	1,322	1,459,967
Northrop Grumman Corp.
1.75%, 06/01/18	5,325	5,312,978
3.50%, 03/15/21	1,500	1,563,696
Precision Castparts Corp.
0.70%, 12/20/15	500	501,636
1.25%, 01/15/18	1,813	1,800,956
2.50%, 01/15/23 (Call 10/15/22)	1,375	1,322,259
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	2,988	2,874,392
4.40%, 02/15/20	1,100	1,205,011
6.40%, 12/15/18	760	907,724
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	950	961,785
3.70%, 12/15/23 (Call 09/15/23)	1,000	1,040,073
5.25%, 07/15/19	350	387,844
Textron Inc.
3.65%, 03/01/21	1,000	1,032,088
4.63%, 09/21/16	725	777,709
5.60%, 12/01/17	895	1,003,424
5.95%, 09/21/21 (Call 06/21/21)	725	844,147
United Technologies Corp.
1.80%, 06/01/17	5,211	5,329,394
3.10%, 06/01/22	5,246	5,343,699
4.50%, 04/15/20	1,953	2,184,428

Security	Principal (000s)	Value

4.88%, 05/01/15	$1,900	$1,979,359
5.38%, 12/15/17	112	127,781
6.13%, 02/01/19	960	1,139,869
8.75%, 03/01/21	100	136,666

		63,620,595
AIR FREIGHT & LOGISTICS — 0.21%
FedEx Corp.
2.63%, 08/01/22	1,750	1,678,371
4.00%, 01/15/24	1,500	1,565,996
8.00%, 01/15/19	750	941,709
United Parcel Service Inc.
2.45%, 10/01/22	1,800	1,749,748
3.13%, 01/15/21	1,814	1,887,481
5.13%, 04/01/19	1,431	1,646,067
5.50%, 01/15/18	2,111	2,422,975
8.38%, 04/01/20	350	456,764

		12,349,111
AIRLINES — 0.30%
American Airlines Inc. 2011-1 Pass Through Trust Class A
5.25%, 07/31/22[b]	325	353,281
American Airlines Inc. 2013-2 Pass Through Trust Class A
4.95%, 07/15/24[a]	2,911	3,133,180
Continental Airlines Inc. 2007-1 Pass Through Trust Class A
5.98%, 10/19/23	1,053	1,195,650
Continental Airlines Inc. 2009-1 Pass Through Trust Series 09-1
9.00%, 01/08/18	194	221,353
Continental Airlines Inc. 2010-1A Pass Through Trust Class A
4.75%, 07/12/22[b]	344	370,877
Delta Air Lines Inc. 2007-1A Pass Through Trust Series 071A
6.82%, 02/10/24[b]	3,253	3,846,697
Delta Air Lines Inc. 2010-1A Pass Through Trust Class A
6.20%, 01/02/20[b]	1,137	1,276,621
Delta Air Lines Inc. 2012-1A Pass Through Trust Class A
4.75%, 11/07/21	1,345	1,452,803
Northwest Airlines Inc. 2007-1A Pass Through Trust Series 07-1
7.03%, 05/01/21	23	25,634
Southwest Airlines Co.
5.13%, 03/01/17[b]	200	218,951
5.75%, 12/15/16	901	998,700
Southwest Airlines Co. 2007-1 Pass Through Trust Series 07-1
6.15%, 02/01/24	1,504	1,729,106
United Airlines Inc. 2009-1 Pass Through Trust Series 09-1
10.40%, 05/01/18[b]	866	982,594
United Airlines Inc. 2009-2A Pass Through Trust Series 09-2
9.75%, 07/15/18	1,202	1,379,238

		17,184,685

157

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

AUTO COMPONENTS — 0.20%
BorgWarner Inc.
4.63%, 09/15/20	$600	$649,796
Cooper US Inc.
2.38%, 01/15/16	350	356,084
3.88%, 12/15/20 (Call 09/15/20)	1,510	1,596,001
6.10%, 07/01/17	200	227,493
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	1,275	1,328,214
5.00%, 02/15/23 (Call 02/15/18)	2,000	2,132,500
Johnson Controls Inc.
2.60%, 12/01/16	1,000	1,033,420
3.75%, 12/01/21 (Call 09/01/21)	1,250	1,310,038
4.25%, 03/01/21	1,450	1,568,415
5.00%, 03/30/20	400	447,964
5.50%, 01/15/16[b]	890	957,453

		11,607,378
AUTOMOBILES — 0.03%
Ford Motor Co.
6.50%, 08/01/18[b]	1,500	1,754,830

		1,754,830
BEVERAGES — 2.07%
Anheuser-Busch Companies LLC
5.00%, 03/01/19[b]	220	249,131
5.05%, 10/15/16	270	295,313
5.50%, 01/15/18	5,530	6,305,080
5.60%, 03/01/17	250	279,166
Anheuser-Busch InBev Finance Inc.
1.13%, 01/27/17	2,500	2,514,788
1.25%, 01/17/18	2,200	2,193,874
2.15%, 02/01/19	4,500	4,554,237
2.63%, 01/17/23	8,300	7,992,299
3.70%, 02/01/24	2,750	2,854,603
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	2,500	2,511,514
1.38%, 07/15/17	500	503,915
2.88%, 02/15/16[b]	1,095	1,138,378
4.38%, 02/15/21	795	880,875
5.00%, 04/15/20	298	340,918
5.38%, 01/15/20	2,655	3,081,857
7.75%, 01/15/19	1,788	2,229,939
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	1,250	1,238,894
5.38%, 01/15/16	531	567,764
Bottling Group LLC
5.13%, 01/15/19	733	836,811
5.50%, 04/01/16	1,324	1,436,549
Brown-Forman Corp.
2.50%, 01/15/16	1,200	1,238,363
Coca-Cola Co. (The)
1.15%, 04/01/18	500	496,112
1.50%, 11/15/15	140	142,257
1.65%, 03/14/18	1,536	1,541,685
1.80%, 09/01/16	5,514	5,656,857
2.45%, 11/01/20	5,000	5,038,864
2.50%, 04/01/23	4,000	3,873,548
3.15%, 11/15/20	2,204	2,265,177

Security	Principal (000s)	Value

3.20%, 11/01/23	$1,500	$1,517,272
3.30%, 09/01/21	1,085	1,137,929
5.35%, 11/15/17	3,000	3,420,279
Coca-Cola Enterprises Inc.
2.00%, 08/19/16	200	204,824
2.13%, 09/15/15	1,350	1,376,594
3.25%, 08/19/21 (Call 05/19/21)	200	202,390
3.50%, 09/15/20	1,100	1,149,986
4.50%, 09/01/21 (Call 06/01/21)	1,284	1,395,642
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	1,950	1,972,944
Coca-Cola HBC Finance BV
5.50%, 09/17/15	180	190,537
Diageo Capital PLC
1.13%, 04/29/18	225	221,310
1.50%, 05/11/17	4,208	4,257,977
2.63%, 04/29/23 (Call 01/29/23)	2,500	2,391,500
4.83%, 07/15/20[b]	2,500	2,834,680
5.50%, 09/30/16	1,310	1,450,635
5.75%, 10/23/17	53	60,770
Diageo Finance BV
5.30%, 10/28/15	1,613	1,722,974
Diageo Investment Corp.
2.88%, 05/11/22	896	888,242
Dr Pepper Snapple Group Inc.
2.00%, 01/15/20	1,600	1,574,075
2.60%, 01/15/19	180	183,873
2.70%, 11/15/22 (Call 08/15/22)	1,000	966,226
2.90%, 01/15/16	1,220	1,263,450
3.20%, 11/15/21 (Call 08/15/21)	180	183,396
Molson Coors Brewing Co.
2.00%, 05/01/17	1,300	1,323,371
3.50%, 05/01/22	500	512,940
PepsiAmericas Inc.
5.00%, 05/15/17	180	196,402
PepsiCo Inc.
0.70%, 08/13/15	938	940,934
0.95%, 02/22/17	3,000	3,001,687
1.25%, 08/13/17	2,100	2,110,598
2.25%, 01/07/19 (Call 12/07/18)[b]	500	510,619
2.50%, 05/10/16	2,215	2,296,192
2.75%, 03/05/22[b]	1,896	1,884,387
2.75%, 03/01/23	2,900	2,820,888
3.00%, 08/25/21	1,965	2,008,892
3.60%, 03/01/24 (Call 12/01/23)	4,700	4,830,326
4.50%, 01/15/20	1,396	1,540,883
5.00%, 06/01/18	1,215	1,374,005
7.90%, 11/01/18	1,045	1,308,953

		119,487,350
BIOTECHNOLOGY — 0.71%
Amgen Inc.
1.25%, 05/22/17	1,500	1,503,104
2.13%, 05/15/17	2,084	2,133,139
2.30%, 06/15/16	1,850	1,894,700
2.50%, 11/15/16	1,496	1,550,729
3.63%, 05/22/24 (Call 02/22/24)[b]	1,500	1,515,604
3.88%, 11/15/21 (Call 08/15/21)	4,620	4,902,403
4.10%, 06/15/21 (Call 03/15/21)	1,688	1,821,968
4.50%, 03/15/20	2,125	2,309,779
5.70%, 02/01/19	1,593	1,843,633

158

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

5.85%, 06/01/17	$102	$115,293
6.15%, 06/01/18	250	291,803
Biogen Idec Inc.
6.88%, 03/01/18	750	880,576
Celgene Corp.
1.90%, 08/15/17	1,700	1,727,668
2.25%, 05/15/19	2,500	2,518,871
2.45%, 10/15/15	200	204,803
3.25%, 08/15/22	1,500	1,499,080
3.63%, 05/15/24 (Call 02/15/24)	500	505,687
3.95%, 10/15/20	1,850	1,961,258
Genentech Inc.
4.75%, 07/15/15	1,250	1,310,988
Genzyme Corp.
3.63%, 06/15/15	500	516,232
Gilead Sciences Inc.
2.05%, 04/01/19	5,000	5,030,054
3.05%, 12/01/16	395	415,262
3.70%, 04/01/24 (Call 01/01/24)[b]	2,000	2,055,564
4.40%, 12/01/21 (Call 09/01/21)	1,824	2,007,041
4.50%, 04/01/21 (Call 01/01/21)[b]	674	746,375

		41,261,614
BUILDING PRODUCTS — 0.05%
Owens Corning Inc.
6.50%, 12/01/16[b]	1,240	1,363,023
9.00%, 06/15/19	1,140	1,438,828

		2,801,851
CAPITAL MARKETS — 8.31%
Ameriprise Financial Inc.
4.00%, 10/15/23	430	453,793
5.30%, 03/15/20	2,250	2,579,815
5.65%, 11/15/15	825	884,180
7.30%, 06/28/19	135	166,726
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	3,200	3,211,776
1.97%, 06/20/17[c]	500	511,809
2.10%, 08/01/18	2,000	2,017,632
2.10%, 01/15/19 (Call 12/15/18)	2,000	2,000,962
2.20%, 05/15/19 (Call 04/15/19)	500	504,347
2.30%, 07/28/16	1,710	1,764,089
2.95%, 06/18/15[b]	1,000	1,026,959
3.40%, 05/15/24 (Call 04/15/24)	1,540	1,571,368
3.55%, 09/23/21 (Call 08/23/21)	1,405	1,477,434
4.15%, 02/01/21	1,250	1,363,205
4.60%, 01/15/20	1,090	1,213,040
4.75%, 12/15/14	100	102,307
5.45%, 04/01/16	170	184,069
5.45%, 05/15/19	1,100	1,259,247
5.50%, 12/01/17	2,590	2,953,478
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
4.65%, 07/02/18	385	424,694
5.30%, 10/30/15	111	118,239
5.55%, 01/22/17	902	997,763
6.40%, 10/02/17	2,975	3,435,033
7.25%, 02/01/18	8,863	10,566,152
Charles Schwab Corp. (The)
3.23%, 09/01/22	1,360	1,369,471
4.45%, 07/22/20	1,500	1,664,744

Security	Principal (000s)	Value

Credit Suisse (USA) Inc.
5.13%, 08/15/15	$1,143	$1,205,192
5.38%, 03/02/16[b]	1,089	1,168,428
5.85%, 08/16/16	1,500	1,659,584
Deutsche Bank AG London
2.50%, 02/13/19[b]	2,650	2,696,119
3.25%, 01/11/16	2,298	2,392,148
3.70%, 05/30/24	1,280	1,288,724
4.30%, 05/24/28 (Call 05/24/23)[b,d]	5,000	4,918,707
6.00%, 09/01/17	2,920	3,330,314
Eaton Vance Corp.
6.50%, 10/02/17	1,250	1,440,725
European Investment Bank
0.50%, 08/15/16	9,000	9,002,678
0.63%, 04/15/16	21,300	21,397,177
0.88%, 04/18/17	13,000	13,021,584
1.00%, 07/15/15	3,000	3,025,229
1.00%, 12/15/17	10,750	10,710,518
1.00%, 03/15/18	20,250	20,069,977
1.00%, 06/15/18	13,000	12,828,975
1.13%, 09/15/17	5,250	5,273,425
1.63%, 09/01/15	8,100	8,235,614
1.63%, 06/15/17	2,100	2,146,598
1.75%, 03/15/17	7,200	7,395,453
1.88%, 03/15/19	6,000	6,073,681
2.13%, 07/15/16	6,150	6,365,633
2.25%, 03/15/16	4,950	5,116,416
2.50%, 05/16/16	5,550	5,775,152
2.88%, 09/15/20[b]	3,170	3,323,377
3.25%, 01/29/24	6,000	6,272,742
4.00%, 02/16/21	600	668,122
4.88%, 01/17/17	8,230	9,118,800
5.13%, 09/13/16	2,750	3,034,601
5.13%, 05/30/17	2,000	2,250,452
Franklin Resources Inc.
1.38%, 09/15/17	1,900	1,906,459
2.80%, 09/15/22	900	878,560
4.63%, 05/20/20	350	388,773
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	17,500	17,816,489
2.63%, 01/31/19[b]	5,000	5,065,020
2.90%, 07/19/18	12,200	12,604,491
3.30%, 05/03/15	3,700	3,790,401
3.63%, 02/07/16	8,243	8,614,768
3.63%, 01/22/23	3,000	3,008,056
3.70%, 08/01/15	1,400	1,447,237
4.00%, 03/03/24[b]	10,900	11,104,214
5.25%, 07/27/21	2,600	2,924,530
5.35%, 01/15/16	2,733	2,929,394
5.38%, 03/15/20	1,330	1,505,050
5.63%, 01/15/17	3,198	3,525,546
5.75%, 10/01/16	3,331	3,677,974
5.75%, 01/24/22	1,600	1,850,300
5.95%, 01/18/18	2,970	3,383,385
6.00%, 06/15/20	2,400	2,796,574
6.15%, 04/01/18	4,356	5,009,513
6.25%, 09/01/17	2,380	2,720,994
7.50%, 02/15/19	3,430	4,193,742
International Finance Corp.
0.88%, 06/15/18	5,000	4,914,618
1.13%, 11/23/16	6,100	6,181,190
1.75%, 09/04/18	11,400	11,584,379

159

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

2.13%, 11/17/17	$950	$984,659
2.25%, 04/11/16	2,250	2,328,066
Invesco Finance PLC
4.00%, 01/30/24	1,500	1,566,159
Jefferies Group LLC
3.88%, 11/09/15	800	831,154
5.13%, 04/13/18[b]	1,506	1,657,879
5.13%, 01/20/23	1,500	1,598,645
5.50%, 03/15/16	1,450	1,556,286
6.88%, 04/15/21	568	663,082
8.50%, 07/15/19	3,350	4,180,929
Lazard Group LLC
6.85%, 06/15/17	2,100	2,380,929
Morgan Stanley
1.75%, 02/25/16	5,509	5,585,681
2.13%, 04/25/18[b]	9,700	9,778,394
2.50%, 01/24/19[b]	14,850	15,046,384
3.75%, 02/25/23	10,500	10,657,551
3.80%, 04/29/16	1,600	1,684,327
4.10%, 05/22/23	1,000	1,006,858
4.75%, 03/22/17	4,000	4,363,165
4.88%, 11/01/22	2,500	2,675,577
5.38%, 10/15/15	1,915	2,035,990
5.45%, 01/09/17	2,015	2,223,112
5.50%, 01/26/20	2,650	3,020,266
5.50%, 07/24/20	5,300	6,051,731
5.50%, 07/28/21	2,620	3,001,212
5.63%, 09/23/19	1,333	1,531,148
5.75%, 10/18/16	3,495	3,861,111
5.75%, 01/25/21	3,430	3,977,166
5.95%, 12/28/17	3,150	3,594,853
6.25%, 08/28/17	714	816,944
6.63%, 04/01/18	3,624	4,241,047
7.30%, 05/13/19	2,650	3,237,525
Series F
5.55%, 04/27/17	2,500	2,785,343
Nomura Holdings Inc.
2.00%, 09/13/16	1,860	1,887,153
4.13%, 01/19/16	1,675	1,757,386
6.70%, 03/04/20	2,522	3,040,280
Northern Trust Corp.
3.38%, 08/23/21	2,075	2,179,149
3.45%, 11/04/20	1,115	1,185,762
Prospect Capital Corp.
5.88%, 03/15/23	1,840	1,863,000
Raymond James Financial Inc.
4.25%, 04/15/16	350	370,987
8.60%, 08/15/19	200	252,393
State Street Corp.
2.88%, 03/07/16	1,041	1,081,273
3.10%, 05/15/23	2,800	2,723,304
3.70%, 11/20/23[b]	2,650	2,740,355
4.38%, 03/07/21	810	900,880
4.96%, 03/15/18	500	553,489
5.25%, 10/15/18	1,000	1,128,733
TD Ameritrade Holding Corp.
5.60%, 12/01/19	500	578,944

		480,016,395
CHEMICALS — 1.58%
Agrium Inc.

Security	Principal (000s)	Value

3.15%, 10/01/22 (Call 07/01/22)	$300	$295,485
3.50%, 06/01/23 (Call 03/01/23)[b]	2,600	2,588,446
Air Products and Chemicals Inc.
2.00%, 08/02/16	715	735,159
3.00%, 11/03/21	1,500	1,512,117
4.38%, 08/21/19	250	277,870
Airgas Inc.
2.90%, 11/15/22 (Call 08/15/22)	1,750	1,685,132
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	1,000	1,075,982
Cabot Corp.
3.70%, 07/15/22	1,500	1,509,581
5.00%, 10/01/16	125	136,082
CF Industries Inc.
6.88%, 05/01/18	3,900	4,611,308
7.13%, 05/01/20	975	1,191,003
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	1,288	1,264,108
Dow Chemical Co. (The)
2.50%, 02/15/16	1,066	1,098,686
3.00%, 11/15/22 (Call 08/15/22)	2,000	1,956,293
4.13%, 11/15/21 (Call 08/15/21)	2,384	2,549,002
4.25%, 11/15/20 (Call 08/15/20)	2,429	2,619,960
5.70%, 05/15/18	1,210	1,386,452
8.55%, 05/15/19	1,707	2,203,140
E.I. du Pont de Nemours and Co.
2.75%, 04/01/16	1,500	1,559,036
2.80%, 02/15/23	5,588	5,465,765
4.25%, 04/01/21	500	546,804
4.63%, 01/15/20	1,195	1,340,128
5.75%, 03/15/19	300	351,739
6.00%, 07/15/18	1,411	1,657,142
Eastman Chemical Co.
2.40%, 06/01/17	1,400	1,440,199
3.60%, 08/15/22 (Call 05/15/22)	2,612	2,666,759
4.50%, 01/15/21 (Call 10/15/20)	350	376,918
Ecolab Inc.
1.45%, 12/08/17	1,000	1,001,061
3.00%, 12/08/16	3,111	3,270,332
4.35%, 12/08/21	1,562	1,720,887
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	700	731,678
4.10%, 02/01/24 (Call 11/01/23)	1,000	1,043,842
Lubrizol Corp.
8.88%, 02/01/19	926	1,198,246
LYB International Finance BV
4.00%, 07/15/23[b]	4,020	4,211,509
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	2,700	3,025,659
Monsanto Co.
2.75%, 04/15/16	900	937,028
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	1,040	1,078,730
4.25%, 11/15/23 (Call 08/15/23)	1,000	1,053,925
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	1,100	1,164,665
3.63%, 03/15/24 (Call 12/15/23)	2,475	2,524,427
3.75%, 09/30/15	140	145,762
4.88%, 03/30/20	105	118,092
6.50%, 05/15/19	355	426,131
PPG Industries Inc.
1.90%, 01/15/16	225	229,207

160

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

3.60%, 11/15/20	$2,200	$2,302,100
6.65%, 03/15/18	884	1,038,232
Praxair Inc.
1.25%, 11/07/18	1,050	1,025,110
2.45%, 02/15/22 (Call 11/15/21)	2,238	2,169,136
2.70%, 02/21/23 (Call 11/21/22)[b]	3,000	2,931,725
3.25%, 09/15/15	1,950	2,019,101
4.05%, 03/15/21	800	868,723
5.20%, 03/15/17	450	500,280
5.38%, 11/01/16	270	298,556
Rohm and Haas Co.
6.00%, 09/15/17	2,671	3,048,858
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	1,200	1,169,163
6.13%, 10/15/19	1,180	1,367,446
Sherwin-Williams Co. (The)
1.35%, 12/15/17	1,750	1,751,869
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	1,050	1,098,615
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	1,200	1,257,499
7.25%, 06/15/19	150	181,881
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	400	399,779

		91,409,550
COMMERCIAL BANKS — 10.53%
Abbey National Treasury Services PLC
1.38%, 03/13/17	1,000	1,005,073
4.00%, 04/27/16	1,257	1,331,229
4.00%, 03/13/24	4,500	4,681,767
African Development Bank
0.88%, 03/15/18	480	473,980
1.13%, 03/15/17	1,500	1,514,355
1.25%, 09/02/16	480	487,793
1.63%, 10/02/18	6,500	6,562,014
2.50%, 03/15/16	1,650	1,712,937
AgriBank FCB Series AI
9.13%, 07/15/19	1,000	1,267,594
American Express Centurion Bank
0.88%, 11/13/15	5,000	5,019,223
6.00%, 09/13/17	1,250	1,435,207
Associated Banc-Corp.
5.13%, 03/28/16 (Call 02/28/16)	700	743,103
Australia and New Zealand Banking Group Ltd.
0.90%, 02/12/16	1,000	1,006,950
1.25%, 01/10/17	3,000	3,022,430
1.88%, 10/06/17	1,000	1,015,835
Bancolombia SA
4.25%, 01/12/16	500	521,300
5.95%, 06/03/21[b]	3,000	3,307,500
Bank of America N.A.
1.25%, 02/14/17	5,000	5,006,743
5.30%, 03/15/17	5,875	6,462,239
6.10%, 06/15/17	3,850	4,347,296
Bank of Montreal
0.80%, 11/06/15	2,350	2,361,437
1.45%, 04/09/18 (Call 03/09/18)	5,500	5,467,450
2.38%, 01/25/19 (Call 12/25/18)[b]	1,920	1,954,740
2.50%, 01/11/17	1,945	2,021,074

Security	Principal (000s)	Value

Bank of Nova Scotia
0.75%, 10/09/15	$2,000	$2,008,416
0.95%, 03/15/16	1,000	1,006,962
1.10%, 12/13/16	1,500	1,505,683
1.38%, 07/15/16	1,900	1,925,424
1.45%, 04/25/18	2,839	2,820,949
2.55%, 01/12/17	6,129	6,380,096
2.90%, 03/29/16	1,964	2,046,412
4.38%, 01/13/21	2,034	2,264,133
Barclays Bank PLC
2.50%, 02/20/19	6,450	6,559,780
5.00%, 09/22/16	2,563	2,798,901
5.13%, 01/08/20	3,695	4,191,052
5.14%, 10/14/20[b]	1,876	2,054,844
6.75%, 05/22/19	2,594	3,142,014
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	2,900	2,865,547
1.60%, 08/15/17 (Call 07/14/17)	1,567	1,577,057
2.15%, 03/22/17 (Call 02/22/17)	3,801	3,891,433
2.25%, 02/01/19 (Call 01/02/19)	1,000	1,010,514
3.20%, 03/15/16 (Call 02/16/16)[b]	745	774,779
3.95%, 03/22/22 (Call 02/22/22)[b]	425	447,306
4.90%, 06/30/17	200	218,062
5.20%, 12/23/15	1,989	2,121,011
5.25%, 11/01/19[b]	1,100	1,247,039
BNP Paribas SA
1.25%, 12/12/16	600	600,473
2.38%, 09/14/17	4,900	5,025,961
2.40%, 12/12/18	500	504,099
2.45%, 03/17/19	1,000	1,007,265
2.70%, 08/20/18	4,610	4,723,163
3.25%, 03/03/23[b]	2,250	2,198,153
3.60%, 02/23/16	7,720	8,082,164
5.00%, 01/15/21	5,180	5,755,735
BPCE SA
2.50%, 12/10/18[b]	3,000	3,043,897
4.00%, 04/15/24	1,475	1,499,270
Branch Banking & Trust Co.
1.05%, 12/01/16 (Call 11/01/16)	4,000	4,017,355
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	6,350	6,388,931
2.35%, 12/11/15	2,147	2,208,431
City National Corp.
5.25%, 09/15/20[b]	500	565,585
Comerica Bank
5.20%, 08/22/17	3,050	3,369,474
5.75%, 11/21/16	110	122,132
Commonwealth Bank of Australia
1.13%, 03/13/17	5,000	5,006,276
1.90%, 09/18/17	3,500	3,565,378
2.25%, 03/13/19	2,000	2,026,446
Compass Bank
6.40%, 10/01/17	320	353,513
Corporacion Andina de Fomento
3.75%, 01/15/16	5,400	5,639,368
4.38%, 06/15/22	1,234	1,317,264
Council of Europe Development Bank
1.13%, 05/31/18	5,000	4,956,195
1.50%, 02/22/17	2,100	2,139,627
1.50%, 06/19/17	1,000	1,017,014
Credit Suisse New York
4.38%, 08/05/20	2,620	2,851,157

161

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

5.30%, 08/13/19	$1,558	$1,789,185
5.40%, 01/14/20	2,140	2,390,948
6.00%, 02/15/18	5,083	5,823,396
Discover Bank
7.00%, 04/15/20	1,000	1,201,395
European Bank for Reconstruction and Development
0.75%, 09/01/17	2,000	1,987,172
1.00%, 02/16/17	3,900	3,925,864
1.00%, 09/17/18	2,200	2,166,499
1.38%, 10/20/16	2,300	2,344,137
1.50%, 03/16/20	5,000	4,901,180
1.63%, 09/03/15	4,700	4,778,077
2.50%, 03/15/16	3,000	3,113,885
Fifth Third Bancorp
2.30%, 03/01/19 (Call 01/30/19)	2,100	2,113,076
2.38%, 04/25/19 (Call 03/25/19)	2,500	2,528,035
3.50%, 03/15/22 (Call 02/15/22)	300	307,995
3.63%, 01/25/16	1,565	1,634,197
4.30%, 01/16/24 (Call 12/16/23)[b]	1,000	1,043,063
4.50%, 06/01/18	880	956,083
5.45%, 01/15/17	1,300	1,431,566
Fifth Third Bank
1.15%, 11/18/16 (Call 10/18/16)	4,000	4,006,732
4.75%, 02/01/15	120	123,315
First Horizon National Corp.
5.38%, 12/15/15	1,400	1,485,787
HSBC Bank (USA) N.A.
4.88%, 08/24/20	4,100	4,524,233
HSBC Holdings PLC
4.00%, 03/30/22	3,811	4,053,681
4.25%, 03/14/24	6,675	6,869,701
4.88%, 01/14/22	1,750	1,960,805
5.10%, 04/05/21	2,358	2,684,429
HSBC USA Inc.
1.63%, 01/16/18	4,500	4,518,359
Huntington National Bank (The)
1.30%, 11/20/16 (Call 10/20/16)	1,900	1,907,217
2.20%, 04/01/19 (Call 03/01/19)	2,500	2,504,588
Intesa Sanpaolo SpA
3.13%, 01/15/16	2,500	2,569,385
3.88%, 01/16/18	3,000	3,157,088
3.88%, 01/15/19[b]	1,500	1,568,839
5.25%, 01/12/24	2,975	3,205,671
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	8,911	10,172,619
KeyBank N.A.
1.65%, 02/01/18	3,250	3,212,360
4.95%, 09/15/15	230	242,095
5.45%, 03/03/16	2,026	2,186,246
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	1,800	1,823,750
3.75%, 08/13/15	1,315	1,361,413
5.10%, 03/24/21	799	909,159
Lloyds Bank PLC
4.20%, 03/28/17[b]	1,990	2,159,425
4.88%, 01/21/16	1,741	1,861,053
6.38%, 01/21/21	1,417	1,720,166
Manufacturers and Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	1,000	986,266
5.63%, 12/01/21 (Call 12/01/16)[d]	2,000	2,079,281
6.63%, 12/04/17	1,000	1,152,311

Security	Principal (000s)	Value

Mellon Funding Corp.
5.50%, 11/15/18	$1,160	$1,309,574
Murray Street Investment Trust I
4.65%, 03/09/17[c]	1,900	2,059,164
National Australia Bank Ltd.
1.60%, 08/07/15	2,000	2,027,390
3.00%, 01/20/23[b]	2,500	2,438,803
National Bank of Canada
1.45%, 11/07/17 (Call 10/07/17)	3,000	2,975,181
1.50%, 06/26/15	1,750	1,767,922
National City Bank of Indiana
4.25%, 07/01/18	220	238,790
National City Corp.
6.88%, 05/15/19	470	561,431
Nordic Investment Bank
0.50%, 04/14/16	4,100	4,110,704
0.75%, 01/17/18[b]	1,000	986,337
1.00%, 03/07/17	7,400	7,457,215
2.25%, 03/15/16	2,200	2,274,960
5.00%, 02/01/17	512	569,788
PNC Bank N.A.
2.95%, 01/30/23 (Call 12/30/22)[e]	3,000	2,930,630
3.80%, 07/25/23 (Call 06/25/23)[e]	1,500	1,551,413
4.88%, 09/21/17[e]	340	375,253
5.25%, 01/15/17[b,e]	290	318,415
6.00%, 12/07/17[b,e]	1,000	1,146,586
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[c,e]	3,400	3,311,622
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[e]	1,693	1,757,517
3.30%, 03/08/22 (Call 02/06/22)[e]	1,862	1,905,419
4.25%, 09/21/15[e]	2,250	2,353,056
4.38%, 08/11/20[e]	3,542	3,901,842
5.13%, 02/08/20[e]	1,391	1,583,469
5.25%, 11/15/15[e]	807	859,005
5.63%, 02/01/17[e]	1,750	1,931,238
Rabobank Nederland
2.13%, 10/13/15	577	590,246
3.38%, 01/19/17	12,951	13,741,729
3.88%, 02/08/22	3,960	4,193,872
3.95%, 11/09/22	1,000	1,015,193
4.50%, 01/11/21	2,160	2,385,903
4.63%, 12/01/23	4,500	4,753,959
Royal Bank of Canada
0.77%, 03/15/19[d]	4,000	4,018,812
0.80%, 10/30/15	5,500	5,528,010
0.85%, 03/08/16	1,000	1,004,952
1.20%, 01/23/17	2,500	2,513,729
1.45%, 09/09/16	2,200	2,232,215
1.50%, 01/16/18	2,100	2,101,558
2.20%, 07/27/18	1,000	1,021,637
2.30%, 07/20/16	140	144,716
2.63%, 12/15/15	1,742	1,798,995
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	1,200	1,225,655
3.95%, 09/21/15	979	1,018,464
4.38%, 03/16/16	2,106	2,236,211
4.88%, 03/16/15	720	743,192
5.63%, 08/24/20	2,370	2,719,764
6.13%, 01/11/21	3,020	3,572,460
6.40%, 10/21/19	2,233	2,616,735

162

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

Royal Bank of Scotland NV
4.65%, 06/04/18[b]	$1,050	$1,098,040
Santander Bank N.A.
8.75%, 05/30/18	250	299,195
Santander Holdings USA Inc.
3.00%, 09/24/15 (Call 08/24/15)	1,750	1,794,036
3.45%, 08/27/18 (Call 07/27/18)	3,150	3,273,854
4.63%, 04/19/16	400	424,519
Societe Generale SA
2.63%, 10/01/18[b]	2,500	2,555,228
2.75%, 10/12/17	1,500	1,552,813
Sumitomo Mitsui Banking Corp.
1.35%, 07/18/15	1,000	1,008,116
1.50%, 01/18/18	5,500	5,469,324
3.20%, 07/18/22	2,750	2,764,025
3.95%, 01/10/24[b]	2,750	2,875,740
SunTrust Bank
1.35%, 02/15/17 (Call 01/15/17)	2,500	2,510,353
2.75%, 05/01/23 (Call 04/01/23)	500	478,221
5.00%, 09/01/15	62	65,201
7.25%, 03/15/18	700	821,978
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	850	895,725
3.60%, 04/15/16 (Call 03/15/16)	1,931	2,020,203
6.00%, 09/11/17	1,350	1,531,078
SVB Financial Group
5.38%, 09/15/20[b]	150	169,733
Svenska Handelsbanken AB
2.50%, 01/25/19	5,500	5,631,620
2.88%, 04/04/17	2,564	2,685,887
3.13%, 07/12/16	2,010	2,108,261
Toronto-Dominion Bank (The)
1.13%, 05/02/17	4,200	4,207,944
1.40%, 04/30/18[b]	4,500	4,466,179
2.38%, 10/19/16	2,845	2,952,739
2.50%, 07/14/16	3,025	3,141,407
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	4,100	4,157,881
2.20%, 11/15/16 (Call 10/14/16)	1,171	1,207,776
2.20%, 04/25/19 (Call 03/25/19)	1,500	1,517,934
2.45%, 07/27/15	1,120	1,145,284
2.95%, 07/15/22 (Call 06/15/22)	3,163	3,116,091
3.00%, 03/15/22 (Call 02/15/22)	1,163	1,174,322
3.44%, 02/01/16	1,100	1,143,381
3.70%, 01/30/24 (Call 12/29/23)	2,500	2,590,216
4.13%, 05/24/21 (Call 04/23/21)	4,451	4,845,245
UBS AG Stamford
4.88%, 08/04/20[b]	4,390	4,948,529
5.75%, 04/25/18	3,115	3,580,308
5.88%, 12/20/17	1,675	1,920,145
7.00%, 10/15/15	100	107,957
7.38%, 06/15/17	120	136,943
Series 10
5.88%, 07/15/16	2,318	2,544,971
UBS Preferred Funding Trust V Series 1
6.24%, 05/29/49 (Call 05/15/16)[d]	2,000	2,120,000
Union Bank N.A.
2.13%, 06/16/17	4,500	4,587,490
3.00%, 06/06/16	2,000	2,084,114
5.95%, 05/11/16	2,410	2,637,260
Wachovia Corp./Wells Fargo & Co.

Security	Principal (000s)	Value

5.63%, 10/15/16	$3,897	$4,315,692
5.75%, 06/15/17	4,955	5,614,812
5.75%, 02/01/18	4,980	5,711,339
Wells Fargo & Co.
1.50%, 01/16/18	2,600	2,594,621
2.10%, 05/08/17	2,450	2,515,641
2.63%, 12/15/16[b]	3,800	3,955,558
3.00%, 01/22/21	7,250	7,395,393
3.50%, 03/08/22	3,280	3,402,458
3.68%, 06/15/16[c]	2,420	2,558,541
4.60%, 04/01/21	5,720	6,371,872
5.13%, 09/15/16	1,000	1,090,994
5.63%, 12/11/17	2,682	3,058,861
Series M
3.45%, 02/13/23	3,545	3,511,166
Wells Fargo Bank N.A.
5.00%, 08/15/15	340	358,202
5.60%, 03/15/16	100	107,970
5.75%, 05/16/16	3,580	3,924,500
6.00%, 11/15/17	3,279	3,771,789
Westpac Banking Corp.
1.60%, 01/12/18[b]	3,000	3,009,576
2.00%, 08/14/17	3,495	3,574,914
2.25%, 07/30/18	6,400	6,530,808
3.00%, 08/04/15	1,029	1,058,872
3.00%, 12/09/15	1,499	1,556,030
4.63%, 06/01/18	580	627,587
4.88%, 11/19/19	1,520	1,713,412
Zions BanCorp.
4.50%, 06/13/23 (Call 05/11/23)	1,000	1,021,578

		608,612,919
COMMERCIAL SERVICES & SUPPLIES — 0.67%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	850	817,783
5.38%, 04/15/20	150	156,237
Block Financial LLC
5.50%, 11/01/22 (Call 05/01/22)[b]	2,050	2,241,098
Catholic Health Initiatives
1.60%, 11/01/17	2,700	2,684,926
MasterCard Inc.
2.00%, 04/01/19	5,475	5,505,473
3.38%, 04/01/24	500	510,364
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)[b]	2,700	2,809,165
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	2,096	2,152,130
3.80%, 05/15/18	750	805,865
5.00%, 03/01/20	1,629	1,831,049
5.50%, 09/15/19	6,795	7,813,745
Unilever Capital Corp.
0.85%, 08/02/17	1,700	1,683,172
2.20%, 03/06/19	1,500	1,523,214
2.75%, 02/10/16	430	446,363
4.25%, 02/10/21	2,269	2,508,063
4.80%, 02/15/19	186	210,087
Waste Management Inc.
2.60%, 09/01/16	900	934,442
2.90%, 09/15/22 (Call 06/15/22)	1,500	1,471,914
4.60%, 03/01/21 (Call 12/01/20)	850	939,911

163

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

6.10%, 03/15/18	$1,402	$1,629,702

		38,674,703
COMMUNICATIONS EQUIPMENT — 0.65%
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	2,500	2,516,919
Cisco Systems Inc.
1.10%, 03/03/17	2,000	2,010,368
2.13%, 03/01/19	3,000	3,032,018
3.15%, 03/14/17	3,101	3,270,632
3.63%, 03/04/24[b]	5,500	5,667,305
4.45%, 01/15/20	1,362	1,510,361
4.95%, 02/15/19	1,219	1,372,174
5.50%, 02/22/16	6,900	7,489,490
Harris Corp.
4.40%, 12/15/20	200	212,857
6.38%, 06/15/19	1,365	1,590,822
Juniper Networks Inc.
3.10%, 03/15/16	1,395	1,439,537
4.50%, 03/15/24	1,200	1,256,235
4.60%, 03/15/21	810	858,956
Motorola Solutions Inc.
3.75%, 05/15/22	3,500	3,521,971
6.00%, 11/15/17	300	342,689
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	1,500	1,561,611

		37,653,945
COMPUTERS & PERIPHERALS — 1.25%
Apple Inc.
0.45%, 05/03/16	2,700	2,698,026
1.00%, 05/03/18	5,350	5,252,731
1.05%, 05/05/17	5,000	5,011,660
2.40%, 05/03/23[b]	7,700	7,306,805
2.85%, 05/06/21	5,000	5,072,974
3.45%, 05/06/24[b]	2,275	2,315,615
EMC Corp.
1.88%, 06/01/18	288	290,959
2.65%, 06/01/20	2,000	2,018,985
3.38%, 06/01/23 (Call 03/01/23)	5,000	5,105,513
Hewlett-Packard Co.
2.20%, 12/01/15	1,200	1,227,933
2.60%, 09/15/17	2,800	2,896,714
2.65%, 06/01/16	1,396	1,443,237
2.75%, 01/14/19	1,000	1,022,304
3.00%, 09/15/16	4,018	4,195,797
3.30%, 12/09/16	1,862	1,961,797
3.75%, 12/01/20	3,316	3,450,188
4.30%, 06/01/21	790	844,208
4.38%, 09/15/21	2,950	3,142,391
4.65%, 12/09/21[b]	4,803	5,269,284
5.50%, 03/01/18	447	504,468
Lexmark International Inc.
5.13%, 03/15/20[b]	1,350	1,432,095
6.65%, 06/01/18[b]	550	618,323
NetApp Inc.
2.00%, 12/15/17[b]	2,950	2,993,597
Seagate HDD Cayman
3.75%, 11/15/18[a]	3,000	3,112,500
4.75%, 06/01/23[a]	1,550	1,577,125

Security	Principal (000s)	Value

4.75%, 01/01/25[a]	$1,750	$1,747,812

		72,513,041
CONSTRUCTION & ENGINEERING — 0.02%
Fluor Corp.
3.38%, 09/15/21	1,100	1,126,203

		1,126,203
CONSTRUCTION MATERIALS — 0.09%
CRH America Inc.
4.13%, 01/15/16	600	631,205
6.00%, 09/30/16	1,382	1,536,071
8.13%, 07/15/18	2,000	2,465,469
Martin Marietta Materials Inc.
6.60%, 04/15/18	250	282,769

		4,915,514
CONSUMER FINANCE — 3.19%
American Express Bank FSB
6.00%, 09/13/17	810	930,014
American Express Co.
2.65%, 12/02/22	5,000	4,884,919
5.50%, 09/12/16	2,340	2,580,257
6.15%, 08/28/17	3,695	4,245,216
6.80%, 09/01/66 (Call 09/01/16)[d]	1,322	1,460,810
7.00%, 03/19/18	3,400	4,056,292
American Express Credit Corp.
1.75%, 06/12/15	2,800	2,837,142
2.38%, 03/24/17	3,600	3,735,051
2.75%, 09/15/15	5,000	5,143,793
2.80%, 09/19/16	2,374	2,479,853
American Honda Finance Corp.
2.13%, 10/10/18	2,700	2,749,266
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	2,100	2,167,959
2.90%, 08/15/18 (Call 07/15/18)	575	605,672
4.70%, 10/27/19[b]	1,500	1,697,564
Capital One Bank (USA) N.A.
2.25%, 02/13/19	2,000	2,015,232
3.38%, 02/15/23	2,000	1,991,990
8.80%, 07/15/19	2,643	3,400,705
Capital One Financial Corp.
1.00%, 11/06/15	4,400	4,410,720
3.15%, 07/15/16	1,238	1,294,859
3.50%, 06/15/23[b]	2,000	2,011,069
4.75%, 07/15/21	1,750	1,944,059
5.50%, 06/01/15	240	251,242
6.15%, 09/01/16	1,053	1,168,138
6.75%, 09/15/17[b]	883	1,028,441
Caterpillar Financial Services Corp.
0.70%, 11/06/15	1,800	1,807,482
0.70%, 02/26/16	1,200	1,204,802
1.00%, 03/03/17	3,500	3,492,504
2.63%, 03/01/23[b]	1,360	1,315,042
2.65%, 04/01/16	740	767,087
4.63%, 06/01/15	180	187,474
7.15%, 02/15/19	2,135	2,601,797
Discover Financial Services
3.85%, 11/21/22	1,000	1,013,860

164

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

5.20%, 04/27/22	$1,300	$1,431,797
6.45%, 06/12/17	475	540,325
Ford Motor Credit Co. LLC
1.50%, 01/17/17	3,000	3,013,954
1.70%, 05/09/16	500	507,107
2.38%, 01/16/18	4,500	4,587,381
2.50%, 01/15/16	3,000	3,081,126
2.88%, 10/01/18[b]	4,500	4,651,455
3.00%, 06/12/17	4,596	4,796,849
4.25%, 02/03/17	2,792	3,002,313
4.25%, 09/20/22	6,200	6,569,824
5.00%, 05/15/18	2,429	2,704,909
5.63%, 09/15/15	3,700	3,926,521
6.63%, 08/15/17	1,992	2,300,190
8.00%, 12/15/16	2,527	2,945,823
8.13%, 01/15/20	1,292	1,647,629
HSBC Finance Capital Trust IX
5.91%, 11/30/35 (Call 11/30/15)[d]	2,000	2,085,000
HSBC Finance Corp.
5.00%, 06/30/15	2,595	2,710,910
5.50%, 01/19/16	2,200	2,366,001
6.68%, 01/15/21	3,113	3,721,551
John Deere Capital Corp.
0.75%, 01/22/16	5,000	5,025,465
0.95%, 06/29/15	1,150	1,156,941
1.20%, 10/10/17	2,700	2,693,886
1.30%, 03/12/18	4,000	3,976,701
1.85%, 09/15/16	800	820,146
2.25%, 06/07/16	1,155	1,192,242
2.75%, 03/15/22	1,639	1,634,613
2.80%, 09/18/17	1,500	1,559,091
2.80%, 03/04/21[b]	1,350	1,370,113
3.15%, 10/15/21	680	698,110
3.90%, 07/12/21[b]	1,150	1,238,122
Series D
5.35%, 04/03/18	1,100	1,241,626
MBNA Corp.
5.00%, 06/15/15	270	281,886
PACCAR Financial Corp.
0.70%, 11/16/15	300	301,359
0.75%, 08/14/15	550	552,054
0.80%, 02/08/16	2,050	2,053,831
Toyota Motor Credit Corp.
1.13%, 05/16/17	3,000	3,010,117
1.25%, 10/05/17	1,625	1,627,173
1.38%, 01/10/18	288	288,163
2.00%, 09/15/16	3,119	3,211,741
2.05%, 01/12/17	1,797	1,850,781
2.10%, 01/17/19	4,750	4,808,991
2.63%, 01/10/23	3,900	3,787,351
2.80%, 01/11/16	2,332	2,418,402
3.20%, 06/17/15	2,700	2,777,615
3.30%, 01/12/22	2,362	2,432,911
3.40%, 09/15/21	1,982	2,065,426
4.25%, 01/11/21	1,750	1,923,404
Series B
4.50%, 06/17/20	146	163,077

		184,232,314
CONTAINERS & PACKAGING — 0.07%
Bemis Co. Inc.

Security	Principal (000s)	Value

4.50%, 10/15/21 (Call 07/15/21)	$100	$106,723
6.80%, 08/01/19	555	662,582
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	1,038	1,069,104
Rock-Tenn Co.
4.90%, 03/01/22	2,000	2,187,365
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	75	78,508

		4,104,282
DIVERSIFIED CONSUMER SERVICES — 0.11%
Cornell University
5.45%, 02/01/19	750	868,024
Emory University
5.63%, 09/01/19	1,000	1,176,569
Princeton University Series A
4.95%, 03/01/19	2,290	2,615,948
Stanford University
4.75%, 05/01/19	318	361,005
Trustees of Dartmouth College
4.75%, 06/01/19	500	566,165
Vanderbilt University
5.25%, 04/01/19	750	859,555

		6,447,266
DIVERSIFIED FINANCIAL SERVICES — 9.64%
Alterra Finance LLC
6.25%, 09/30/20	400	467,923
Ameritech Capital Funding Corp.
6.45%, 01/15/18	1,420	1,634,924
Associates Corp. of North America
6.95%, 11/01/18	2,580	3,079,990
Bank of America Corp.
1.50%, 10/09/15	1,500	1,515,786
2.00%, 01/11/18	8,900	8,949,844
2.60%, 01/15/19	7,400	7,503,629
2.65%, 04/01/19[b]	6,500	6,594,817
3.30%, 01/11/23	16,000	15,753,939
3.63%, 03/17/16	1,930	2,022,037
3.70%, 09/01/15	1,670	1,731,415
3.88%, 03/22/17	5,911	6,312,583
4.00%, 04/01/24	1,000	1,022,997
4.13%, 01/22/24	2,000	2,063,713
5.00%, 05/13/21	3,890	4,333,901
5.25%, 12/01/15	450	478,137
5.42%, 03/15/17[b]	2,550	2,809,521
5.49%, 03/15/19[b]	2,700	3,060,979
5.63%, 10/14/16	1,090	1,200,484
5.63%, 07/01/20	3,280	3,773,370
5.65%, 05/01/18	2,345	2,667,874
5.70%, 05/02/17	1,110	1,231,929
5.70%, 01/24/22	3,840	4,455,922
5.75%, 08/15/16	1,080	1,183,187
5.75%, 12/01/17	3,630	4,105,159
5.88%, 01/05/21	2,695	3,150,431
6.05%, 05/16/16	4,550	4,972,268
6.40%, 08/28/17	2,265	2,596,838
6.50%, 08/01/16	5,850	6,516,615
6.50%, 07/15/18	4,330	5,026,604

165

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

6.88%, 04/25/18	$6,175	$7,304,254
6.88%, 11/15/18	1,807	2,154,430
7.63%, 06/01/19	3,185	3,954,724
7.75%, 08/15/15	1,380	1,490,646
7.80%, 09/15/16	1,850	2,114,003
Series 1
3.75%, 07/12/16	6,550	6,906,245
Series B
5.30%, 09/30/15	149	157,940
BBVA U.S. Senior SA Unipersonal
4.66%, 10/09/15	5,000	5,246,809
BP Capital Markets PLC
1.38%, 11/06/17	3,000	3,011,644
1.38%, 05/10/18	4,720	4,683,373
1.85%, 05/05/17	2,839	2,898,279
2.24%, 05/10/19	5,000	5,048,693
2.50%, 11/06/22	2,000	1,911,816
2.75%, 05/10/23	3,600	3,461,759
3.13%, 10/01/15	2,204	2,283,230
3.20%, 03/11/16	1,562	1,636,024
3.25%, 05/06/22	2,792	2,830,422
3.56%, 11/01/21	2,500	2,613,239
4.50%, 10/01/20	2,571	2,857,843
4.74%, 03/11/21	1,333	1,498,041
4.75%, 03/10/19	1,363	1,528,968
Citigroup Inc.
1.30%, 04/01/16	5,500	5,531,056
1.30%, 11/15/16	6,000	6,013,271
1.35%, 03/10/17	5,000	4,993,329
1.75%, 05/01/18[b]	6,500	6,449,041
2.25%, 08/07/15	2,250	2,288,651
2.55%, 04/08/19	6,000	6,060,486
3.38%, 03/01/23[b]	1,000	990,750
3.50%, 05/15/23	4,500	4,368,910
3.95%, 06/15/16	3,032	3,207,929
4.05%, 07/30/22	4,000	4,086,908
4.45%, 01/10/17	1,862	2,010,974
4.50%, 01/14/22	3,185	3,452,113
4.59%, 12/15/15	550	581,807
4.75%, 05/19/15	2,570	2,671,158
5.30%, 01/07/16	2,200	2,352,011
5.38%, 08/09/20	1,738	1,984,378
5.50%, 02/15/17	6,975	7,688,581
5.85%, 08/02/16	1,041	1,146,739
6.00%, 08/15/17	2,520	2,854,989
6.13%, 11/21/17[b]	4,450	5,091,910
6.13%, 05/15/18	5,700	6,587,813
8.50%, 05/22/19	1,900	2,431,320
Deutsche Telekom International Finance BV
5.75%, 03/23/16	1,120	1,218,659
6.00%, 07/08/19	1,089	1,282,571
6.75%, 08/20/18	2,018	2,404,943
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)[b,d]	1,250	1,390,625
General Electric Capital Corp.
1.00%, 12/11/15	500	504,272
1.00%, 01/08/16	7,250	7,303,346
1.25%, 05/15/17 (Call 04/13/17)	4,000	4,023,785
1.63%, 04/02/18[b]	7,000	7,030,169
2.25%, 11/09/15	5,000	5,129,787
2.30%, 04/27/17	6,500	6,713,162
2.30%, 01/14/19	500	510,387

Security	Principal (000s)	Value

2.90%, 01/09/17	$6,050	$6,341,847
2.95%, 05/09/16[b]	3,292	3,437,103
3.10%, 01/09/23	7,230	7,214,610
3.15%, 09/07/22	5,400	5,443,707
3.35%, 10/17/16	3,690	3,903,236
3.50%, 06/29/15	2,590	2,676,021
4.38%, 09/21/15	2,000	2,102,916
4.38%, 09/16/20	1,020	1,122,633
4.63%, 01/07/21	3,230	3,601,824
4.65%, 10/17/21	4,130	4,604,460
5.00%, 01/08/16	2,385	2,553,786
5.30%, 02/11/21	1,735	1,974,402
5.38%, 10/20/16	899	992,888
5.40%, 02/15/17	480	534,604
5.50%, 01/08/20[b]	5,040	5,854,738
5.63%, 09/15/17	4,420	5,016,738
5.63%, 05/01/18	1,750	2,010,695
6.00%, 08/07/19	1,910	2,263,770
Series A
5.55%, 05/04/20	2,000	2,335,302
6.90%, 09/15/15	330	357,284
Series GMTN
6.38%, 11/15/67 (Call 11/15/17)[d]	1,950	2,174,250
Intercontinental Exchange, Inc.
4.00%, 10/15/23	2,500	2,638,333
International Bank for Reconstruction and Development
0.50%, 04/15/16	6,400	6,415,544
0.50%, 05/16/16	16,150	16,178,481
0.88%, 04/17/17	8,800	8,824,577
1.00%, 09/15/16	7,500	7,578,706
2.13%, 03/15/16[b]	3,300	3,404,226
2.13%, 02/13/23[b]	5,500	5,456,104
Series GDIF
1.38%, 04/10/18	10,000	10,066,987
1.88%, 03/15/19[b]	13,000	13,216,793
J.P. Morgan Chase & Co.
1.35%, 02/15/17	7,000	7,018,724
1.63%, 05/15/18	3,300	3,276,941
1.80%, 01/25/18	5,500	5,517,639
2.00%, 08/15/17	1,900	1,929,669
2.35%, 01/28/19[b]	2,500	2,532,151
2.60%, 01/15/16	2,400	2,468,760
3.15%, 07/05/16	11,450	11,956,904
3.20%, 01/25/23	7,500	7,433,641
3.25%, 09/23/22	2,000	2,003,104
3.38%, 05/01/23	5,450	5,317,149
3.45%, 03/01/16	1,756	1,835,492
3.63%, 05/13/24[b]	2,000	2,014,436
4.25%, 10/15/20	2,010	2,177,889
4.35%, 08/15/21	3,250	3,534,894
4.40%, 07/22/20	5,950	6,515,662
4.50%, 01/24/22	5,400	5,907,884
4.63%, 05/10/21	3,000	3,315,644
4.95%, 03/25/20	2,000	2,251,118
5.15%, 10/01/15	4,340	4,587,550
5.25%, 05/01/15	1,070	1,114,519
6.00%, 01/15/18	2,980	3,421,581
6.13%, 06/27/17	3,460	3,919,811
6.30%, 04/23/19	3,650	4,329,748
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	2,500	2,644,521

166

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

McGraw Hill Financial Inc.
5.90%, 11/15/17[b]	$1,225	$1,365,106
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)	4,700	5,056,286
5.50%, 09/01/20	800	900,605
NASDAQ OMX Group Inc. (The)
5.25%, 01/16/18	120	132,555
5.55%, 01/15/20	2,626	2,911,369
National Rural Utilities Cooperative Finance Corp.
1.90%, 11/01/15	1,100	1,121,110
2.15%, 02/01/19 (Call 01/01/19)	1,600	1,609,839
3.05%, 03/01/16	1,000	1,040,115
3.05%, 02/15/22 (Call 11/15/21)	600	610,508
3.88%, 09/16/15	950	991,372
5.45%, 02/01/18	1,000	1,125,559
10.38%, 11/01/18	2,550	3,447,265
ORIX Corp.
5.00%, 01/12/16	1,461	1,554,354
Voya Financial Inc.
5.50%, 07/15/22	1,500	1,720,931
XTRA Finance Corp.
5.15%, 04/01/17	250	274,418

		557,348,416
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.67%
AT&T Inc.
0.80%, 12/01/15	6,600	6,620,841
1.40%, 12/01/17	1,500	1,496,483
1.60%, 02/15/17[b]	3,536	3,583,081
1.70%, 06/01/17	4,896	4,960,824
2.30%, 03/11/19	4,000	4,039,991
2.40%, 08/15/16	2,751	2,838,558
2.50%, 08/15/15	3,611	3,695,995
2.95%, 05/15/16	1,863	1,941,737
3.00%, 02/15/22	500	499,708
3.88%, 08/15/21	3,073	3,264,791
4.45%, 05/15/21	1,785	1,963,064
5.50%, 02/01/18	3,033	3,445,718
5.63%, 06/15/16	1,908	2,089,386
5.80%, 02/15/19	4,588	5,340,458
British Telecommunications PLC
1.25%, 02/14/17	595	597,068
1.63%, 06/28/16	1,500	1,522,668
2.00%, 06/22/15	2,350	2,382,446
2.35%, 02/14/19[b]	1,425	1,437,103
5.95%, 01/15/18	2,113	2,426,426
Embarq Corp.
7.08%, 06/01/16	533	594,295
GTE Corp.
6.84%, 04/15/18	440	522,053
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	2,033	2,044,263
Orange
2.13%, 09/16/15	1,303	1,325,334
2.75%, 09/14/16	1,396	1,452,093
2.75%, 02/06/19	4,000	4,102,882
4.13%, 09/14/21	2,134	2,285,936
5.38%, 07/08/19	1,034	1,180,416
Qwest Corp.
6.50%, 06/01/17	3,050	3,446,500
6.75%, 12/01/21	1,181	1,352,245

Security	Principal (000s)	Value

Telefonica Emisiones SAU
3.99%, 02/16/16	$2,211	$2,323,202
4.57%, 04/27/23[b]	2,000	2,115,654
5.13%, 04/27/20[b]	799	892,518
5.46%, 02/16/21	1,914	2,173,651
5.88%, 07/15/19[b]	698	808,507
6.22%, 07/03/17	1,300	1,477,413
6.42%, 06/20/16	861	951,721
Verizon Communications Inc.
1.10%, 11/01/17	1,000	990,387
2.00%, 11/01/16	2,583	2,646,496
2.45%, 11/01/22 (Call 08/01/22)	1,000	940,914
2.55%, 06/17/19	5,000	5,069,062
3.00%, 04/01/16	1,525	1,588,824
3.50%, 11/01/21	9,420	9,694,164
3.65%, 09/14/18	14,890	15,951,845
4.50%, 09/15/20	13,650	15,071,225
4.60%, 04/01/21	2,323	2,555,816
4.90%, 09/15/15	330	348,460
5.15%, 09/15/23	11,300	12,711,634
5.50%, 02/15/18	458	520,963
6.10%, 04/15/18[b]	906	1,052,585
6.35%, 04/01/19	1,139	1,352,916
8.75%, 11/01/18	456	583,506

		154,273,826
ELECTRIC UTILITIES — 2.82%
Alabama Power Co.
0.55%, 10/15/15	1,450	1,453,206
5.50%, 10/15/17	190	214,971
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	1,200	1,203,260
2.95%, 12/15/22 (Call 09/15/22)	1,000	975,724
Appalachian Power Co.
7.95%, 01/15/20	900	1,152,541
Series K
5.00%, 06/01/17	150	163,640
Arizona Public Service Co.
6.25%, 08/01/16	260	289,131
8.75%, 03/01/19	250	324,656
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	1,500	1,479,560
Berkshire Hathaway Energy Co.
1.10%, 05/15/17	4,150	4,135,705
5.75%, 04/01/18	1,383	1,586,717
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	1,250	1,199,378
Cleveland Electric Illuminating Co. (The)
5.70%, 04/01/17	529	581,447
Series D
7.88%, 11/01/17	770	928,172
Commonwealth Edison Co.
1.95%, 09/01/16 (Call 08/01/16)	1,175	1,203,498
2.15%, 01/15/19 (Call 12/15/18)	500	506,309
3.40%, 09/01/21 (Call 06/01/21)	1,500	1,570,645
5.80%, 03/15/18	440	506,634
Series 104
5.95%, 08/15/16	210	232,186
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	1,500	1,440,252
5.65%, 05/01/18	1,025	1,164,884

167

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

Series 09-A
5.50%, 02/01/19	$300	$343,258
Detroit Edison Co. (The)
3.45%, 10/01/20 (Call 07/01/20)	1,000	1,061,504
3.90%, 06/01/21 (Call 03/01/21)	750	811,080
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)	1,660	1,796,965
5.30%, 10/01/15	180	191,620
7.00%, 11/15/18	1,180	1,433,736
Duke Energy Corp.
1.63%, 08/15/17	5,600	5,658,871
2.15%, 11/15/16	1,000	1,027,375
3.05%, 08/15/22 (Call 05/15/22)	1,000	998,022
3.55%, 09/15/21 (Call 06/15/21)	1,400	1,468,650
3.75%, 04/15/24 (Call 01/15/24)	470	483,859
5.05%, 09/15/19	500	567,854
6.25%, 06/15/18	740	863,669
Duke Energy Florida Inc.
3.10%, 08/15/21 (Call 05/15/21)	560	575,977
4.55%, 04/01/20	65	72,793
5.10%, 12/01/15	260	277,452
5.65%, 06/15/18	633	728,889
Duke Energy Indiana Inc.
3.75%, 07/15/20	1,100	1,180,249
6.05%, 06/15/16	500	550,423
Duke Energy Ohio Inc.
5.45%, 04/01/19[b]	300	348,068
Duke Energy Progress Inc.
2.80%, 05/15/22 (Call 02/15/22)	2,000	1,992,033
3.00%, 09/15/21 (Call 06/15/21)	500	512,200
5.30%, 01/15/19	950	1,088,239
Edison International
3.75%, 09/15/17[b]	800	855,703
Enersis SA
7.40%, 12/01/16	1,250	1,422,788
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	850	899,025
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	1,000	1,078,407
Entergy Gulf States Louisiana LLC
6.00%, 05/01/18	550	626,482
Entergy Texas Inc.
7.13%, 02/01/19	2,205	2,683,084
Exelon Corp.
4.90%, 06/15/15	783	815,409
FirstEnergy Solutions Corp.
6.05%, 08/15/21[b]	1,500	1,650,511
Florida Power & Light Co.
5.55%, 11/01/17[b]	1,445	1,652,228
Georgia Power Co.
0.75%, 08/10/15	1,050	1,053,261
2.85%, 05/15/22[b]	1,000	990,974
4.25%, 12/01/19	1,000	1,098,644
5.40%, 06/01/18	300	342,389
Series 12D
0.63%, 11/15/15	1,550	1,550,824
Series Z
5.25%, 12/15/15	190	203,244
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	350	388,002
5.29%, 06/15/22 (Call 03/15/22)[c]	950	1,077,109
Indiana Michigan Power Co.

Security	Principal (000s)	Value

7.00%, 03/15/19	$2,100	$2,554,755
Series J
3.20%, 03/15/23 (Call 12/15/22)	500	497,778
ITC Holdings Corp.
3.65%, 06/15/24 (Call 03/15/24)	495	496,299
Jersey Central Power & Light Co.
5.63%, 05/01/16	505	546,626
7.35%, 02/01/19	1,000	1,210,427
Kansas City Power & Light Co.
5.85%, 06/15/17	1,000	1,123,696
6.38%, 03/01/18	100	115,027
7.15%, 04/01/19	550	679,605
Kentucky Utilities Co.
1.63%, 11/01/15	1,300	1,319,910
3.25%, 11/01/20 (Call 08/01/20)	600	627,716
LG&E and KU Energy LLC
2.13%, 11/15/15	1,100	1,122,042
3.75%, 11/15/20 (Call 08/15/20)[b]	300	317,738
4.38%, 10/01/21 (Call 07/01/21)	950	1,022,857
Louisville Gas & Electric Co.
1.63%, 11/15/15	250	253,934
MidAmerican Energy Co.
3.70%, 09/15/23 (Call 06/15/23)[b]	1,622	1,704,975
5.30%, 03/15/18	850	965,530
Mississippi Power Co.
2.35%, 10/15/16	600	617,250
Nevada Power Co.
6.50%, 08/01/18	550	652,603
7.13%, 03/15/19	1,340	1,649,404
Series O
6.50%, 05/15/18	500	589,147
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	750	754,943
2.60%, 09/01/15	1,000	1,024,380
4.50%, 06/01/21 (Call 03/01/21)[b]	500	545,279
6.00%, 03/01/19[b]	500	582,559
6.65%, 06/15/67 (Call 06/15/17)[d]	768	768,000
7.88%, 12/15/15	1,174	1,299,085
Nisource Finance Corp.
3.85%, 02/15/23 (Call 11/15/22)[b]	675	692,747
4.45%, 12/01/21 (Call 09/01/21)	700	757,271
5.25%, 09/15/17	810	903,810
5.45%, 09/15/20	580	665,921
6.13%, 03/01/22	1,400	1,659,158
6.40%, 03/15/18	1,268	1,475,156
6.80%, 01/15/19	420	503,254
Northeast Utilities
1.45%, 05/01/18 (Call 04/01/18)	420	411,668
Northern States Power Co.
1.95%, 08/15/15 (Call 05/15/15)	950	963,680
2.15%, 08/15/22 (Call 02/15/22)	1,000	951,339
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	500	479,228
5.63%, 11/15/17	250	279,055
Oglethorpe Power Corp.
6.10%, 03/15/19	250	293,222
Ohio Power Co.
6.00%, 06/01/16	1,000	1,093,154
Series M
5.38%, 10/01/21[b]	630	737,388
Oklahoma Gas & Electric Co.
6.35%, 09/01/18	120	140,848

168

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)[a]	$2,600	$2,617,100
6.38%, 01/15/15	602	623,567
6.80%, 09/01/18	1,800	2,159,326
7.00%, 09/01/22	240	305,890
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	3,100	2,964,031
3.50%, 10/01/20 (Call 07/01/20)	931	985,463
3.75%, 02/15/24 (Call 11/15/23)	1,650	1,702,003
4.25%, 05/15/21 (Call 02/15/21)	1,100	1,204,797
5.63%, 11/30/17	300	336,892
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	1,300	1,318,371
3.85%, 06/15/21 (Call 03/15/21)	1,140	1,231,267
5.50%, 01/15/19	500	577,391
Peco Energy Co.
2.38%, 09/15/22 (Call 06/15/22)	1,000	962,394
5.35%, 03/01/18	500	568,188
Portland General Electric Co.
6.10%, 04/15/19	1,150	1,361,435
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	1,600	1,660,504
PPL Capital Funding Inc.
3.95%, 03/15/24 (Call 12/15/23)	1,000	1,038,835
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	2,050	2,097,363
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)[b]	200	202,317
4.40%, 01/15/21 (Call 10/15/20)	2,200	2,420,569
4.88%, 12/01/19	250	282,546
5.63%, 01/15/16	160	172,394
7.05%, 03/15/19	323	393,347
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	1,500	1,434,144
5.13%, 06/01/19	140	161,015
Public Service Co. of Oklahoma
4.40%, 02/01/21	125	137,416
5.15%, 12/01/19	115	131,467
Sierra Pacific Power Co. Series M
6.00%, 05/15/16	1,200	1,313,485
South Carolina Electric & Gas Co.
5.25%, 11/01/18	1,470	1,681,762
6.50%, 11/01/18	750	896,930
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	1,943	2,100,749
5.00%, 01/15/16	1,260	1,351,098
Series 14-B
1.13%, 05/01/17[b]	560	562,345
Series C
3.50%, 10/01/23 (Call 07/01/23)	1,000	1,036,418
Southern Co. (The)
1.95%, 09/01/16	1,215	1,245,863
2.38%, 09/15/15	1,100	1,124,478
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)	500	512,922
6.45%, 01/15/19	774	916,721
Series E
5.55%, 01/15/17	250	273,033
Series F
5.88%, 03/01/18	1,900	2,172,145

Security	Principal (000s)	Value

Southwestern Public Service Co. Series G
8.75%, 12/01/18	$1,125	$1,438,581
Tampa Electric Co.
6.10%, 05/15/18	1,000	1,156,874
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	1,000	1,117,253
UIL Holdings Corp.
4.63%, 10/01/20	500	534,357
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	1,100	1,130,980
5.10%, 10/01/19	210	237,535
5.40%, 02/01/16[b]	230	245,658
6.40%, 06/15/17	500	571,084
6.70%, 02/01/19	740	888,030
Virginia Electric and Power Co.
2.95%, 01/15/22 (Call 10/15/21)	350	354,453
3.45%, 02/15/24 (Call 11/15/23)	1,047	1,074,387
5.95%, 09/15/17	1,850	2,120,307
Series A
5.40%, 01/15/16	410	439,861
Westar Energy Inc.
5.10%, 07/15/20	140	161,324
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	1,500	1,484,993
2.95%, 09/15/21 (Call 06/15/21)	650	663,362
4.25%, 12/15/19	250	276,741
Wisconsin Power & Light Co.
5.00%, 07/15/19	1,650	1,859,917
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	2,700	3,011,539

		162,787,067
ELECTRICAL EQUIPMENT — 0.33%
ABB Finance (USA) Inc.
1.63%, 05/08/17	1,700	1,719,844
2.88%, 05/08/22	1,396	1,388,806
Eaton Corp.
0.95%, 11/02/15	1,300	1,307,558
Eaton Corp. PLC
1.50%, 11/02/17	2,200	2,209,590
2.75%, 11/02/22	1,500	1,460,451
5.60%, 05/15/18	788	903,165
6.95%, 03/20/19	405	486,905
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	1,000	974,573
4.25%, 11/15/20[b]	125	135,952
4.75%, 10/15/15	170	180,016
4.88%, 10/15/19	1,200	1,371,014
5.25%, 10/15/18	884	1,016,129
Rockwell Automation Inc.
5.65%, 12/01/17	300	335,231
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	1,500	1,462,542
6.25%, 09/01/19	1,350	1,580,261
Tyco Electronics Group SA
4.88%, 01/15/21	1,450	1,594,933
6.55%, 10/01/17	1,000	1,157,589

		19,284,559

169

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.17%
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	$675	$687,639
Arrow Electronics Inc.
3.38%, 11/01/15	1,000	1,034,207
4.50%, 03/01/23 (Call 12/01/22)	1,000	1,051,308
6.00%, 04/01/20[b]	125	141,291
Avnet Inc.
4.88%, 12/01/22	1,100	1,175,472
5.88%, 06/15/20[b]	850	961,054
6.63%, 09/15/16	350	391,564
Corning Inc.
1.45%, 11/15/17	2,500	2,473,378
4.25%, 08/15/20	365	402,404
6.63%, 05/15/19	40	48,186
Ingram Micro Inc.
5.25%, 09/01/17	700	754,724
Jabil Circuit Inc.
4.70%, 09/15/22[b]	800	800,000

		9,921,227
ENERGY EQUIPMENT & SERVICES — 0.88%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	2,100	2,166,423
7.50%, 11/15/18	1,384	1,716,352
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	1,750	1,901,790
6.38%, 07/15/18	200	233,944
Diamond Offshore Drilling Inc.
4.88%, 07/01/15	150	156,849
5.88%, 05/01/19	1,550	1,813,352
Ensco PLC
3.25%, 03/15/16	2,392	2,494,197
4.70%, 03/15/21	2,003	2,189,019
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	1,000	985,131
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)[b]	500	506,707
3.25%, 11/15/21 (Call 08/15/21)	2,000	2,070,538
3.50%, 08/01/23 (Call 05/01/23)	1,050	1,079,348
6.15%, 09/15/19	1,814	2,178,991
Nabors Industries Inc.
4.63%, 09/15/21	1,750	1,880,489
5.10%, 09/15/23 (Call 06/15/23)[a]	1,050	1,148,696
9.25%, 01/15/19	1,253	1,578,770
National Oilwell Varco Inc.
1.35%, 12/01/17	900	895,750
2.60%, 12/01/22 (Call 09/01/22)	1,450	1,400,607
Noble Holding International Ltd.
2.50%, 03/15/17	300	307,838
3.45%, 08/01/15	1,000	1,029,067
3.95%, 03/15/22[b]	250	254,556
4.90%, 08/01/20[b]	1,200	1,312,680
Pride International Inc.
6.88%, 08/15/20	1,345	1,633,036
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)[b]	275	288,179
4.88%, 06/01/22 (Call 03/01/22)	1,460	1,564,761
5.00%, 09/01/17	800	878,605
7.88%, 08/01/19	175	216,402

Security	Principal (000s)	Value

Transocean Inc.
3.80%, 10/15/22 (Call 07/15/22)	$1,600	$1,564,202
4.95%, 11/15/15	1,275	1,348,768
5.05%, 12/15/16	969	1,056,448
6.00%, 03/15/18[b]	1,332	1,502,109
6.38%, 12/15/21	2,810	3,221,292
6.50%, 11/15/20[b]	1,618	1,857,125
Weatherford International Inc.
6.35%, 06/15/17[b]	2,885	3,288,124
Weatherford International Ltd.
5.13%, 09/15/20	1,780	1,978,123
5.50%, 02/15/16	210	225,982
9.63%, 03/01/19	538	708,959

		50,633,209
FOOD & STAPLES RETAILING — 1.31%
Costco Wholesale Corp.
1.13%, 12/15/17	2,500	2,490,161
1.70%, 12/15/19	4,000	3,929,355
5.50%, 03/15/17	1,250	1,403,240
CVS Caremark Corp.
1.20%, 12/05/16[b]	5,181	5,219,731
4.00%, 12/05/23 (Call 09/05/23)	1,500	1,582,244
4.75%, 05/18/20 (Call 12/18/19)	4,200	4,638,856
5.75%, 06/01/17	1,360	1,539,694
6.13%, 08/15/16	480	530,535
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
4.13%, 04/10/19	1,000	1,057,494
Kroger Co. (The)
2.20%, 01/15/17	1,350	1,384,422
2.30%, 01/15/19 (Call 12/15/18)	1,000	1,009,962
3.30%, 01/15/21 (Call 12/15/20)	2,500	2,562,410
3.85%, 08/01/23 (Call 05/01/23)	1,000	1,029,842
3.90%, 10/01/15	1,250	1,304,037
4.00%, 02/01/24 (Call 11/01/23)[b]	1,200	1,246,000
6.15%, 01/15/20	155	183,081
6.40%, 08/15/17	1,150	1,324,161
6.80%, 12/15/18	290	347,199
Safeway Inc.
3.95%, 08/15/20	750	766,875
4.75%, 12/01/21	950	973,750
5.00%, 08/15/19	805	839,213
6.35%, 08/15/17	1,350	1,539,000
Sysco Corp.
5.25%, 02/12/18	1,600	1,803,352
Wal-Mart Stores Inc.
1.13%, 04/11/18	1,000	991,232
1.50%, 10/25/15	1,931	1,962,304
1.95%, 12/15/18	2,000	2,024,478
2.25%, 07/08/15	1,160	1,184,647
2.55%, 04/11/23 (Call 01/11/23)	5,750	5,568,134
2.80%, 04/15/16	3,468	3,619,213
3.25%, 10/25/20	1,454	1,529,655
3.30%, 04/22/24 (Call 01/22/24)	875	887,436
3.63%, 07/08/20	977	1,049,218
4.13%, 02/01/19	1,450	1,583,301
4.25%, 04/15/21	2,499	2,772,151
4.50%, 07/01/15	110	115,007
5.38%, 04/05/17	2,661	2,993,122
5.80%, 02/15/18	2,938	3,402,144
Walgreen Co.

170

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

1.80%, 09/15/17	$4,050	$4,103,306
3.10%, 09/15/22[b]	2,500	2,462,468
5.25%, 01/15/19	627	713,293

		75,665,723
FOOD PRODUCTS — 1.23%
Archer-Daniels-Midland Co.
4.48%, 03/01/21	1,645	1,823,545
5.45%, 03/15/18	750	855,464
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	1,140	1,201,690
8.50%, 06/15/19	1,540	1,940,842
Bunge N.A. Finance LP
5.90%, 04/01/17	250	279,147
Campbell Soup Co.
3.05%, 07/15/17	500	525,286
4.25%, 04/15/21	1,000	1,071,417
4.50%, 02/15/19	580	635,801
ConAgra Foods Inc.
1.30%, 01/25/16	1,588	1,602,599
1.90%, 01/25/18	1,700	1,711,442
3.20%, 01/25/23 (Call 10/25/22)	2,000	1,954,304
3.25%, 09/15/22	1,550	1,521,384
7.00%, 04/15/19	900	1,081,969
General Mills Inc.
0.88%, 01/29/16	1,650	1,657,261
3.15%, 12/15/21 (Call 09/15/21)	1,396	1,431,918
3.65%, 02/15/24 (Call 11/15/23)	1,000	1,027,544
5.65%, 02/15/19	1,358	1,582,239
5.70%, 02/15/17	830	931,036
Hershey Co. (The)
1.50%, 11/01/16	1,150	1,168,166
4.13%, 12/01/20[b]	1,000	1,105,861
4.85%, 08/15/15	140	147,417
5.45%, 09/01/16	180	197,527
Hillshire Brands Co. (The)
2.75%, 09/15/15	100	102,510
Hormel Foods Corp.
4.13%, 04/15/21 (Call 01/15/21)	125	134,337
Ingredion Inc.
3.20%, 11/01/15	250	257,579
4.63%, 11/01/20	1,150	1,250,699
J.M. Smucker Co. (The)
3.50%, 10/15/21	1,200	1,250,846
Kellogg Co.
1.88%, 11/17/16	1,740	1,777,421
3.25%, 05/21/18[b]	940	989,849
4.00%, 12/15/20	1,313	1,393,726
4.15%, 11/15/19	1,250	1,357,304
4.45%, 05/30/16	1,392	1,487,925
Kraft Foods Group Inc.
1.63%, 06/04/15	650	656,436
2.25%, 06/05/17	1,880	1,934,317
3.50%, 06/06/22	3,900	3,999,299
6.13%, 08/23/18	2,400	2,796,291
McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	1,200	1,282,923
Mead Johnson Nutrition Co.
4.90%, 11/01/19	1,450	1,609,042
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	1,000	1,007,004

Security	Principal (000s)	Value

4.13%, 02/09/16	$2,744	$2,899,668
5.38%, 02/10/20	1,809	2,069,960
6.13%, 02/01/18	1,569	1,809,977
6.13%, 08/23/18	5,438	6,340,734
6.50%, 08/11/17	3,948	4,552,131
Nabisco Inc.
7.55%, 06/15/15	280	300,006
Sara Lee Corp.
4.10%, 09/15/20	798	814,435
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	2,500	2,632,924
6.60%, 04/01/16	800	885,000

		71,046,202
GAS UTILITIES — 0.18%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	1,200	1,256,597
5.25%, 08/15/19	550	620,260
6.38%, 07/15/16[b]	425	468,220
Atmos Energy Corp.
6.35%, 06/15/17	150	172,406
8.50%, 03/15/19	168	216,390
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	2,023	2,212,789
6.13%, 11/01/17	200	229,044
6.15%, 05/01/16[b]	210	231,333
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	1,500	1,477,031
4.90%, 12/01/21 (Call 09/01/21)	680	735,181
8.75%, 05/01/19	750	939,548
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)[a]	300	301,454
3.61%, 02/01/24 (Call 11/01/23)[a]	425	441,942
Questar Corp.
2.75%, 02/01/16	200	203,639
Southern California Gas Co. Series HH
5.45%, 04/15/18	200	228,320
Southern Natural Gas Co. LLC
5.90%, 04/01/17[a]	325	362,891
Southwest Gas Corp.
3.88%, 04/01/22 (Call 01/01/22)	100	107,029

		10,204,074
HEALTH CARE EQUIPMENT & SUPPLIES — 1.07%
Abbott Laboratories
4.13%, 05/27/20	800	884,607
5.13%, 04/01/19	2,578	2,936,004
Baxter International Inc.
1.85%, 01/15/17	1,050	1,072,791
2.40%, 08/15/22	1,000	950,434
3.20%, 06/15/23 (Call 03/15/23)	2,500	2,479,004
4.25%, 03/15/20	1,650	1,785,349
4.50%, 08/15/19	2,000	2,226,197
5.38%, 06/01/18	500	564,998
5.90%, 09/01/16	1,100	1,222,784
Becton, Dickinson and Co.
1.75%, 11/08/16	1,400	1,433,449
3.13%, 11/08/21	2,087	2,152,326
3.25%, 11/12/20	900	934,035

171

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

Boston Scientific Corp.
2.65%, 10/01/18	$500	$510,518
4.13%, 10/01/23 (Call 07/01/23)	1,875	1,956,867
6.00%, 01/15/20	1,662	1,939,768
6.40%, 06/15/16	1,100	1,218,205
CareFusion Corp.
3.88%, 05/15/24 (Call 02/15/24)	855	863,088
6.38%, 08/01/19	1,205	1,422,983
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	1,000	973,736
4.20%, 06/15/20	4,050	4,443,478
6.00%, 10/15/17	1,061	1,217,070
CR Bard Inc.
1.38%, 01/15/18	2,025	2,001,347
2.88%, 01/15/16	1,250	1,298,765
4.40%, 01/15/21 (Call 10/15/20)	1,125	1,232,267
DENTSPLY International Inc.
2.75%, 08/15/16	140	144,869
4.13%, 08/15/21 (Call 05/15/21)	1,545	1,621,853
Edwards Lifesciences Corp.
2.88%, 10/15/18[b]	1,250	1,272,464
Medtronic Inc.
1.38%, 04/01/18	1,940	1,932,514
2.63%, 03/15/16	2,600	2,687,475
2.75%, 04/01/23 (Call 01/01/23)	1,500	1,458,746
3.63%, 03/15/24 (Call 12/15/23)	550	568,699
4.13%, 03/15/21 (Call 12/15/20)	1,400	1,522,511
4.45%, 03/15/20	1,494	1,670,666
5.60%, 03/15/19	750	865,690
Series B
4.75%, 09/15/15	420	443,527
St. Jude Medical Inc.
2.50%, 01/15/16	250	257,293
3.25%, 04/15/23 (Call 01/15/23)	1,500	1,481,931
Stryker Corp.
1.30%, 04/01/18	2,000	1,977,121
2.00%, 09/30/16	990	1,017,645
3.38%, 05/15/24 (Call 02/15/24)	2,000	2,001,117
4.38%, 01/15/20	1,500	1,660,836
Zimmer Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)	1,180	1,204,169
4.63%, 11/30/19	350	390,670

		61,899,866
HEALTH CARE PROVIDERS & SERVICES — 1.61%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	2,350	2,363,215
1.75%, 05/15/17 (Call 04/15/17)	1,288	1,305,788
2.75%, 11/15/22 (Call 08/15/22)	1,650	1,594,391
3.95%, 09/01/20	1,157	1,235,589
4.13%, 06/01/21 (Call 03/01/21)	1,300	1,408,796
AmerisourceBergen Corp.
3.40%, 05/15/24	1,000	1,006,891
3.50%, 11/15/21 (Call 08/15/21)	1,075	1,119,663
5.88%, 09/15/15	1,095	1,167,741
Cardinal Health Inc.
3.20%, 06/15/22	1,900	1,894,890
3.20%, 03/15/23	1,300	1,289,313
4.00%, 06/15/15	1,290	1,333,462
Cigna Corp.
2.75%, 11/15/16	1,150	1,200,457

Security	Principal (000s)	Value

4.00%, 02/15/22 (Call 11/15/21)	$149	$158,292
4.38%, 12/15/20 (Call 09/15/20)	1,100	1,202,691
4.50%, 03/15/21 (Call 12/15/20)	1,536	1,690,245
5.13%, 06/15/20	288	326,009
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	1,416	1,645,799
5.95%, 03/15/17	600	676,707
Dignity Health
3.13%, 11/01/22	1,050	987,874
Express Scripts Holding Co.
2.65%, 02/15/17	1,000	1,039,321
3.13%, 05/15/16	1,399	1,462,312
3.50%, 11/15/16	2,700	2,858,701
3.90%, 02/15/22[b]	1,665	1,748,838
4.75%, 11/15/21	800	886,800
7.25%, 06/15/19	3,265	3,986,486
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	288	282,554
6.30%, 08/01/18[b]	200	232,740
6.45%, 06/01/16	340	376,184
7.20%, 06/15/18	2,300	2,746,136
Laboratory Corp. of America Holdings
2.20%, 08/23/17[b]	900	914,947
3.13%, 05/15/16	600	623,580
3.75%, 08/23/22 (Call 05/23/22)[b]	2,500	2,533,036
4.63%, 11/15/20 (Call 08/15/20)	700	756,215
5.63%, 12/15/15	170	182,280
McKesson Corp.
0.95%, 12/04/15[b]	1,250	1,255,840
1.40%, 03/15/18	1,000	981,841
2.70%, 12/15/22 (Call 09/15/22)	563	539,737
3.25%, 03/01/16	1,299	1,350,297
3.80%, 03/15/24 (Call 12/15/23)	3,200	3,274,081
4.75%, 03/01/21 (Call 12/01/20)	750	833,620
5.70%, 03/01/17	567	628,814
7.50%, 02/15/19	2,585	3,198,212
Medco Health Solutions Inc.
2.75%, 09/15/15	1,050	1,077,040
4.13%, 09/15/20	500	539,176
7.13%, 03/15/18	1,338	1,581,116
Quest Diagnostics Inc.
4.70%, 04/01/21	1,800	1,946,312
4.75%, 01/30/20	150	162,933
5.45%, 11/01/15	1,470	1,564,183
6.40%, 07/01/17	480	541,470
UnitedHealth Group Inc.
0.85%, 10/15/15	1,650	1,659,283
1.40%, 10/15/17[b]	2,400	2,414,302
1.63%, 03/15/19	2,400	2,373,297
1.88%, 11/15/16	900	924,405
2.88%, 03/15/22 (Call 12/15/21)	1,000	994,228
3.38%, 11/15/21 (Call 08/15/21)	1,700	1,762,493
3.88%, 10/15/20 (Call 07/15/20)	100	106,191
4.70%, 02/15/21 (Call 11/15/20)	1,400	1,570,307
6.00%, 06/15/17	1,650	1,847,840
6.00%, 02/15/18	1,169	1,348,347
Ventas Realty LP
1.25%, 04/17/17	2,500	2,498,655
WellPoint Inc.
1.25%, 09/10/15	800	807,224
1.88%, 01/15/18[b]	2,430	2,452,659
2.30%, 07/15/18	500	508,711

172

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

3.13%, 05/15/22	$1,396	$1,383,053
3.30%, 01/15/23[b]	1,000	997,138
3.70%, 08/15/21 (Call 05/15/21)[b]	1,700	1,771,143
4.35%, 08/15/20	1,450	1,589,386
5.25%, 01/15/16	812	871,235
5.88%, 06/15/17	1,350	1,521,841

		93,114,353
HOTELS, RESTAURANTS & LEISURE — 0.64%
Carnival Corp.
1.88%, 12/15/17	1,900	1,908,828
Darden Restaurants Inc.
4.50%, 10/15/21[b]	1,950	1,998,096
6.20%, 10/15/17	215	245,668
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	940	918,773
3.88%, 08/15/16 (Call 07/15/16)	170	179,727
5.38%, 08/15/21 (Call 05/15/21)	938	1,055,092
International Game Technology
5.50%, 06/15/20	500	549,186
7.50%, 06/15/19	1,465	1,732,879
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)	700	717,248
3.25%, 09/15/22 (Call 06/15/22)	1,000	989,343
3.38%, 10/15/20 (Call 07/15/20)[b]	1,000	1,024,283
5.81%, 11/10/15	230	246,869
6.20%, 06/15/16	200	218,642
McDonald’s Corp.
1.88%, 05/29/19	2,600	2,605,712
2.63%, 01/15/22	654	648,040
3.63%, 05/20/21	1,250	1,334,627
5.30%, 03/15/17	245	274,340
5.35%, 03/01/18	2,156	2,462,720
5.80%, 10/15/17	500	575,084
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	2,950	2,956,397
3.85%, 10/01/23 (Call 07/01/23)[b]	650	685,269
6.25%, 08/15/17	1,150	1,327,387
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	1,650	1,611,358
6.75%, 05/15/18	1,150	1,341,054
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	1,650	1,677,329
2.95%, 03/01/17 (Call 02/01/17)	1,150	1,192,535
3.90%, 03/01/23 (Call 12/01/22)	1,000	1,005,882
4.25%, 03/01/22 (Call 12/01/21)	800	829,208
5.63%, 03/01/21	305	339,226
6.00%, 12/01/16	14	15,629
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)[b]	625	646,535
3.88%, 11/01/20 (Call 08/01/20)	300	314,530
3.88%, 11/01/23 (Call 08/01/23)	1,200	1,229,529
4.25%, 09/15/15	100	104,496
5.30%, 09/15/19	1,275	1,420,095
6.25%, 04/15/16	200	218,529
6.25%, 03/15/18	392	451,574

		37,051,719
HOUSEHOLD DURABLES — 0.21%
MDC Holdings Inc.

Security	Principal (000s)	Value

5.38%, 07/01/15	$150	$156,000
5.63%, 02/01/20	1,250	1,353,125
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	1,500	1,515,254
6.13%, 01/15/16	500	542,072
Newell Rubbermaid Inc.
2.00%, 06/15/15	850	860,192
2.05%, 12/01/17[b]	1,000	1,012,220
4.00%, 06/15/22 (Call 03/15/22)	1,000	1,043,691
4.70%, 08/15/20	600	653,480
6.25%, 04/15/18	200	230,636
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	1,225	1,308,190
Whirlpool Corp.
3.70%, 03/01/23	1,500	1,515,818
4.85%, 06/15/21[b]	1,900	2,095,136

		12,285,814
HOUSEHOLD PRODUCTS — 0.59%
Church & Dwight Co. Inc.
2.88%, 10/01/22	1,000	972,210
3.35%, 12/15/15	150	155,983
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	1,000	988,541
3.55%, 11/01/15	200	208,199
3.80%, 11/15/21	810	852,544
5.95%, 10/15/17	1,120	1,284,508
Colgate-Palmolive Co.
1.30%, 01/15/17	1,200	1,210,257
1.75%, 03/15/19	2,000	1,990,051
2.30%, 05/03/22	1,500	1,446,182
2.63%, 05/01/17	500	516,440
3.15%, 08/05/15[b]	1,340	1,382,636
5.20%, 11/07/16	750	820,053
Energizer Holdings Inc.
4.70%, 05/19/21	2,650	2,695,921
4.70%, 05/24/22	1,500	1,554,709
Kimberly-Clark Corp.
2.40%, 03/01/22	720	696,223
3.63%, 08/01/20[b]	750	804,189
3.88%, 03/01/21	400	430,395
4.88%, 08/15/15	330	347,583
6.13%, 08/01/17	1,058	1,219,806
6.25%, 07/15/18	640	756,597
7.50%, 11/01/18	1,200	1,484,590
Procter & Gamble Co. (The)
1.45%, 08/15/16	3,013	3,069,806
1.60%, 11/15/18[b]	2,250	2,262,685
1.80%, 11/15/15	2,709	2,764,454
2.30%, 02/06/22	1,500	1,462,874
4.70%, 02/15/19	2,223	2,520,213
4.85%, 12/15/15	210	224,362

		34,122,011
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.42%
Constellation Energy Group Inc.
4.55%, 06/15/15	1,213	1,258,827
5.15%, 12/01/20 (Call 09/01/20)	3,000	3,376,364
Exelon Generation Co. LLC
4.00%, 10/01/20 (Call 07/01/20)	2,250	2,364,188

173

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

5.20%, 10/01/19	$1,200	$1,350,658
6.20%, 10/01/17[b]	1,000	1,143,487
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[b]	3,250	3,268,463
6.20%, 05/15/16	483	525,523
PSEG Power LLC
2.75%, 09/15/16	500	520,694
4.15%, 09/15/21 (Call 06/15/21)	750	789,354
4.30%, 11/15/23 (Call 08/15/23)[b]	2,200	2,292,090
5.13%, 04/15/20	868	973,615
5.50%, 12/01/15	1,110	1,189,568
Southern Power Co. Series D
4.88%, 07/15/15	1,270	1,329,329
TransAlta Corp.
1.90%, 06/03/17	2,500	2,509,530
4.50%, 11/15/22 (Call 08/15/22)	1,500	1,514,583

		24,406,273
INDUSTRIAL CONGLOMERATES — 0.69%
3M Co.
1.00%, 06/26/17	1,600	1,601,496
1.38%, 09/29/16	612	623,114
2.00%, 06/26/22	1,500	1,430,823
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	1,500	1,502,327
Danaher Corp.
2.30%, 06/23/16	100	103,397
3.90%, 06/23/21 (Call 03/23/21)	1,840	1,983,908
5.40%, 03/01/19	558	639,759
5.63%, 01/15/18	1,100	1,254,825
General Electric Co.
0.85%, 10/09/15	4,550	4,576,522
2.70%, 10/09/22	4,000	3,938,556
5.25%, 12/06/17	6,982	7,908,523
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19[a]	500	513,444
4.25%, 06/15/23[a]	1,500	1,570,140
6.88%, 08/15/18	1,192	1,422,099
Koninklijke Philips NV
3.75%, 03/15/22	1,896	1,995,652
5.75%, 03/11/18	1,056	1,211,451
Parker Hannifin Corp.
3.50%, 09/15/22	1,000	1,023,993
Pentair Finance SA
1.88%, 09/15/17	5,000	5,056,855
2.65%, 12/01/19	1,268	1,275,847
3.15%, 09/15/22 (Call 06/15/22)	400	391,170

		40,023,901
INSURANCE — 2.98%
ACE INA Holdings Inc.
2.60%, 11/23/15	2,080	2,141,477
5.70%, 02/15/17	1,500	1,680,458
5.80%, 03/15/18	200	228,703
5.90%, 06/15/19	825	968,594
AEGON Funding Co. LLC
5.75%, 12/15/20	360	417,020
Aflac Inc.
2.65%, 02/15/17	1,750	1,822,623

Security	Principal (000s)	Value

3.45%, 08/15/15[b]	$1,050	$1,086,038
3.63%, 06/15/23[b]	1,000	1,024,571
4.00%, 02/15/22	200	214,257
8.50%, 05/15/19	800	1,036,316
Alleghany Corp.
5.63%, 09/15/20	650	741,945
Allied World Assurance Co. Holdings Ltd.
5.50%, 11/15/20[b]	575	649,471
Allstate Corp. (The)
5.75%, 08/15/53 (Call 08/15/23)[d]	1,700	1,806,250
7.45%, 05/16/19	1,473	1,841,540
American International Group Inc.
3.38%, 08/15/20	5,000	5,197,676
3.80%, 03/22/17	1,798	1,928,296
4.13%, 02/15/24	2,000	2,105,709
4.88%, 09/15/16	2,047	2,224,160
4.88%, 06/01/22[b]	4,431	4,958,455
5.05%, 10/01/15	1,536	1,625,389
5.45%, 05/18/17	177	197,910
5.60%, 10/18/16	1,140	1,259,961
5.85%, 01/16/18	2,430	2,777,602
6.40%, 12/15/20	1,194	1,446,910
8.25%, 08/15/18	5,925	7,403,440
Aon PLC
3.13%, 05/27/16	350	364,905
3.50%, 09/30/15	750	777,369
3.50%, 06/14/24	420	422,835
5.00%, 09/30/20	2,000	2,252,474
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20	650	752,091
Assurant Inc.
4.00%, 03/15/23[b]	1,000	1,006,731
Axis Specialty Finance LLC
5.88%, 06/01/20	1,500	1,734,412
Berkshire Hathaway Finance Corp.
2.45%, 12/15/15	1,000	1,031,602
3.00%, 05/15/22[b]	2,500	2,521,503
4.25%, 01/15/21[b]	1,108	1,222,922
5.40%, 05/15/18	1,428	1,634,661
Berkshire Hathaway Inc.
0.80%, 02/11/16	1,600	1,609,759
1.90%, 01/31/17	2,385	2,446,421
2.20%, 08/15/16	3,682	3,803,616
3.00%, 02/11/23	5,000	5,004,380
3.40%, 01/31/22[b]	750	780,398
Chubb Corp. (The)
5.75%, 05/15/18	1,300	1,496,336
6.38%, 03/29/67 (Call 04/15/17)[d]	1,500	1,665,000
CNA Financial Corp.
5.75%, 08/15/21	740	865,301
5.88%, 08/15/20	1,400	1,636,756
6.50%, 08/15/16	210	235,334
7.35%, 11/15/19	105	129,739
Fidelity National Financial Inc.
5.50%, 09/01/22	1,000	1,089,191
Genworth Holdings Inc.
6.52%, 05/22/18[b]	1,143	1,326,951
7.20%, 02/15/21	1,650	2,005,557
7.63%, 09/24/21[b]	1,450	1,821,385
7.70%, 06/15/20	1,250	1,544,354
8.63%, 12/15/16[b]	500	588,578

174

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	$800	$928,411
Hartford Financial Services Group Inc. (The)
4.00%, 10/15/17	2,400	2,578,579
6.00%, 01/15/19	1,600	1,867,407
6.30%, 03/15/18	1,437	1,672,264
HCC Insurance Holdings Inc.
6.30%, 11/15/19	130	153,167
Kemper Corp.
6.00%, 11/30/15	1,000	1,071,971
6.00%, 05/15/17	350	382,917
Lincoln National Corp.
4.20%, 03/15/22	1,388	1,487,107
4.85%, 06/24/21	1,150	1,280,001
6.25%, 02/15/20	550	653,898
7.00%, 05/17/66 (Call 05/17/16)[d]	1,000	1,045,000
8.75%, 07/01/19	830	1,081,297
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	2,000	1,894,830
5.25%, 03/15/16	260	279,837
Manulife Financial Corp.
3.40%, 09/17/15	1,000	1,036,860
4.90%, 09/17/20[b]	1,000	1,107,671
Markel Corp.
5.35%, 06/01/21	1,800	2,022,009
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	1,250	1,257,425
4.80%, 07/15/21 (Call 04/15/21)	575	640,427
5.75%, 09/15/15	1,013	1,077,039
9.25%, 04/15/19	500	654,995
MetLife Inc.
1.76%, 12/15/17	1,000	1,011,008
3.05%, 12/15/22	360	357,372
3.60%, 04/10/24	3,000	3,062,908
4.75%, 02/08/21	1,801	2,018,605
5.00%, 06/15/15	743	777,296
6.75%, 06/01/16	1,441	1,609,606
7.72%, 02/15/19	1,382	1,729,514
Series A
6.82%, 08/15/18	2,600	3,122,596
PartnerRe Finance B LLC
5.50%, 06/01/20	800	911,017
Principal Financial Group Inc.
3.30%, 09/15/22	1,550	1,549,041
8.88%, 05/15/19	500	647,452
Progressive Corp. (The)
3.75%, 08/23/21	975	1,041,246
6.70%, 06/15/67 (Call 06/15/17)[d]	1,000	1,112,500
Protective Life Corp.
7.38%, 10/15/19	700	862,254
Prudential Financial Inc.
3.00%, 05/12/16	750	781,247
3.50%, 05/15/24	3,000	3,018,018
4.50%, 11/16/21[b]	1,250	1,378,133
5.38%, 06/21/20	2,800	3,227,832
5.50%, 03/15/16	170	183,881
5.63%, 06/15/43 (Call 06/15/23)[d]	2,000	2,115,000
5.88%, 09/15/42 (Call 09/15/22)[d]	1,400	1,494,500
7.38%, 06/15/19	1,243	1,544,262
8.88%, 06/15/68 (Call 06/15/18)[d]	1,000	1,222,500
Series C
4.75%, 06/13/15	270	281,129

Security	Principal (000s)	Value

Series D
4.75%, 09/17/15	$1,577	$1,660,442
6.00%, 12/01/17	2,191	2,520,377
Reinsurance Group of America Inc.
5.00%, 06/01/21	1,595	1,762,393
6.45%, 11/15/19	1,200	1,416,243
RenRe North America Holdings Inc.
5.75%, 03/15/20[b]	125	139,902
StanCorp Financial Group Inc.
5.00%, 08/15/22	950	998,318
Torchmark Corp.
3.80%, 09/15/22	1,000	1,010,023
6.38%, 06/15/16	350	384,220
9.25%, 06/15/19	325	419,176
Transatlantic Holdings Inc.
5.75%, 12/14/15	1,580	1,695,670
Travelers Companies Inc. (The)
3.90%, 11/01/20	1,500	1,611,893
5.50%, 12/01/15	320	343,689
5.75%, 12/15/17	530	607,566
5.80%, 05/15/18	1,537	1,773,325
6.25%, 06/20/16	500	555,496
Trinity Acquisition PLC
4.63%, 08/15/23	1,600	1,665,259
Unum Group
4.00%, 03/15/24	500	515,183
5.63%, 09/15/20[b]	600	693,020
7.13%, 09/30/16	650	740,043
Willis Group Holdings PLC
5.75%, 03/15/21	400	449,875
WR Berkley Corp.
4.63%, 03/15/22	1,200	1,288,901
5.38%, 09/15/20[b]	300	333,121
7.38%, 09/15/19	1,250	1,521,771
XLIT Ltd.
2.30%, 12/15/18	150	150,587

		172,043,854
INTERNET & CATALOG RETAIL — 0.19%
Amazon.com Inc.
0.65%, 11/27/15	1,100	1,102,473
1.20%, 11/29/17	1,500	1,492,397
2.50%, 11/29/22 (Call 08/29/22)	4,000	3,805,196
Expedia Inc.
5.95%, 08/15/20	1,000	1,110,000
7.46%, 08/15/18	770	904,750
QVC Inc.
3.13%, 04/01/19[a]	175	177,558
5.13%, 07/02/22	2,000	2,135,816

		10,728,190
INTERNET SOFTWARE & SERVICES — 0.35%
Baidu Inc.
2.25%, 11/28/17	5,050	5,086,753
3.50%, 11/28/22[b]	2,000	1,937,266
eBay Inc.
1.35%, 07/15/17	978	984,910
1.63%, 10/15/15	1,000	1,017,600
2.60%, 07/15/22 (Call 04/15/22)[b]	3,872	3,745,200
3.25%, 10/15/20 (Call 07/15/20)	700	729,279

175

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

Google Inc.
2.13%, 05/19/16	$3,507	$3,621,308
3.38%, 02/25/24	1,100	1,130,986
3.63%, 05/19/21	1,561	1,675,927

		19,929,229
IT SERVICES — 0.98%
Broadridge Financial Solutions Inc.
3.95%, 09/01/20	1,500	1,579,840
Computer Sciences Corp.
2.50%, 09/15/15	950	968,957
4.45%, 09/15/22	1,200	1,264,723
6.50%, 03/15/18	810	935,639
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	900	880,585
5.00%, 03/15/22 (Call 03/15/17)	3,700	3,912,891
Fiserv Inc.
3.13%, 06/15/16	1,200	1,252,868
3.50%, 10/01/22 (Call 07/01/22)	1,000	1,011,380
4.63%, 10/01/20	1,000	1,086,519
4.75%, 06/15/21	850	929,179
6.80%, 11/20/17	1,250	1,456,121
International Business Machines Corp.
0.75%, 05/11/15	2,500	2,510,879
1.25%, 02/06/17	2,908	2,931,106
1.25%, 02/08/18	2,200	2,189,842
1.63%, 05/15/20	2,400	2,306,570
1.88%, 08/01/22	2,500	2,316,867
1.95%, 07/22/16	1,875	1,925,204
2.00%, 01/05/16	1,992	2,034,959
2.90%, 11/01/21	4,400	4,486,034
3.38%, 08/01/23	2,000	2,043,836
3.63%, 02/12/24	3,750	3,850,891
5.70%, 09/14/17	2,150	2,450,400
7.63%, 10/15/18	2,179	2,711,479
8.38%, 11/01/19	3,302	4,347,858
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)	950	976,717
Western Union Co. (The)
2.38%, 12/10/15	1,300	1,328,213
3.65%, 08/22/18	1,250	1,304,261
5.93%, 10/01/16	1,400	1,542,054

		56,535,872
LEISURE EQUIPMENT & PRODUCTS — 0.08%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	555	562,193
Mattel Inc.
1.70%, 03/15/18[b]	1,000	990,947
2.35%, 05/06/19	2,375	2,397,229
2.50%, 11/01/16	400	411,591
4.35%, 10/01/20	500	532,450

		4,894,410
LIFE SCIENCES TOOLS & SERVICES — 0.41%
Agilent Technologies Inc.
5.00%, 07/15/20[b]	700	777,384
5.50%, 09/14/15	1,750	1,857,849
6.50%, 11/01/17	3,200	3,706,659

Security	Principal (000s)	Value

Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	$650	$728,573
6.00%, 03/01/20	1,121	1,316,174
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	1,000	1,081,059
Thermo Fisher Scientific Inc.
1.85%, 01/15/18[b]	2,000	2,016,193
2.25%, 08/15/16	438	450,607
2.40%, 02/01/19	4,275	4,333,761
3.20%, 03/01/16	1,735	1,807,878
3.60%, 08/15/21 (Call 05/15/21)	1,554	1,621,257
4.15%, 02/01/24 (Call 11/01/23)	2,000	2,105,392
4.50%, 03/01/21	1,353	1,486,697
5.00%, 06/01/15	220	229,211

		23,518,694
MACHINERY — 0.56%
Caterpillar Inc.
0.95%, 06/26/15	850	854,454
1.50%, 06/26/17	5,000	5,046,724
2.60%, 06/26/22 (Call 03/26/22)	1,500	1,463,779
3.40%, 05/15/24 (Call 02/15/24)	550	561,048
3.90%, 05/27/21	1,173	1,271,582
5.70%, 08/15/16	904	995,640
7.90%, 12/15/18	3,374	4,223,801
Crane Co.
4.45%, 12/15/23 (Call 09/15/23)	500	528,935
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	1,152	1,132,443
4.38%, 10/16/19	2,053	2,288,211
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	650	713,318
4.88%, 10/15/15	180	190,785
5.45%, 03/15/18	100	113,746
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	1,000	985,224
IDEX Corp.
4.20%, 12/15/21 (Call 09/15/21)	250	257,797
Illinois Tool Works Inc.
1.95%, 03/01/19	500	502,512
3.38%, 09/15/21 (Call 06/15/21)	955	998,057
3.50%, 03/01/24 (Call 12/01/23)	2,400	2,466,855
6.25%, 04/01/19	500	585,869
Joy Global Inc.
5.13%, 10/15/21[b]	1,500	1,643,021
Kennametal Inc.
3.88%, 02/15/22 (Call 11/15/21)	442	446,762
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	900	995,998
Snap-On Inc.
4.25%, 01/15/18	450	482,123
6.13%, 09/01/21	125	147,084
Stanley Black & Decker Inc.
2.90%, 11/01/22	1,500	1,471,554
3.40%, 12/01/21 (Call 09/01/21)	758	782,232
Xylem Inc.
3.55%, 09/20/16	490	516,779
4.88%, 10/01/21	800	870,129

		32,536,462

176

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

MEDIA — 2.68%
21st Century Fox America Inc.
3.00%, 09/15/22	$2,000	$1,977,035
4.00%, 10/01/23[b]	1,000	1,047,756
4.50%, 02/15/21	1,363	1,503,878
5.65%, 08/15/20	200	232,145
6.90%, 03/01/19	1,300	1,578,095
8.25%, 08/10/18	100	124,145
CBS Corp.
1.95%, 07/01/17	900	917,101
3.38%, 03/01/22 (Call 12/01/21)	1,600	1,610,219
4.63%, 05/15/18	170	187,511
5.75%, 04/15/20	1,100	1,277,214
8.88%, 05/15/19[b]	500	647,452
Comcast Cable Communications LLC
8.88%, 05/01/17	3,730	4,551,795
Comcast Corp.
3.13%, 07/15/22	7,500	7,616,755
3.60%, 03/01/24	850	877,665
4.95%, 06/15/16	1,070	1,158,298
5.15%, 03/01/20	1,792	2,059,420
5.70%, 05/15/18	1,425	1,649,326
5.70%, 07/01/19	2,700	3,179,278
5.85%, 11/15/15	1,806	1,947,097
5.90%, 03/15/16	2,267	2,480,947
6.30%, 11/15/17	1,798	2,099,543
6.50%, 01/15/17	3,363	3,845,302
COX Communications Inc.
5.50%, 10/01/15	610	648,461
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18[b]	2,250	2,258,752
2.40%, 03/15/17	3,562	3,674,991
3.50%, 03/01/16	2,476	2,592,002
3.80%, 03/15/22	2,162	2,229,908
4.45%, 04/01/24 (Call 01/01/24)	1,500	1,589,028
4.60%, 02/15/21 (Call 11/15/20)	2,628	2,863,735
5.00%, 03/01/21	2,289	2,550,746
5.20%, 03/15/20	850	962,715
5.88%, 10/01/19	1,388	1,623,605
Discovery Communications LLC
3.30%, 05/15/22	3,500	3,510,158
3.70%, 06/01/15	1,130	1,163,283
4.38%, 06/15/21	1,500	1,624,225
5.05%, 06/01/20	477	539,873
5.63%, 08/15/19	1,050	1,217,036
Graham Holdings Co.
7.25%, 02/01/19	100	118,236
Historic TW Inc.
6.88%, 06/15/18	1,880	2,253,402
7.25%, 10/15/17	400	473,475
Interpublic Group of Companies Inc. (The)
2.25%, 11/15/17	1,500	1,526,607
4.00%, 03/15/22	595	610,277
4.20%, 04/15/24	1,400	1,443,549
NBCUniversal Media LLC
2.88%, 04/01/16	1,397	1,453,856
5.15%, 04/30/20	2,376	2,732,956
Omnicom Group Inc.
3.63%, 05/01/22	2,492	2,537,843
4.45%, 08/15/20	1,165	1,264,851
5.90%, 04/15/16	1,373	1,499,120

Security	Principal (000s)	Value

6.25%, 07/15/19[b]	$1,000	$1,178,748
Reed Elsevier Capital Inc.
8.63%, 01/15/19	1,400	1,781,978
Reed Elsevier NV
3.13%, 10/15/22 (Call 07/15/22)	84	82,338
Scripps Networks Interactive Inc.
2.70%, 12/15/16	1,000	1,041,530
Thomson Reuters Corp.
3.95%, 09/30/21 (Call 06/30/21)	1,000	1,046,653
4.30%, 11/23/23 (Call 08/23/23)	1,000	1,045,923
4.70%, 10/15/19	1,300	1,442,301
6.50%, 07/15/18	1,482	1,747,237
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[b]	5,363	5,748,987
4.13%, 02/15/21 (Call 11/15/20)	1,400	1,512,448
5.00%, 02/01/20	2,787	3,138,982
5.85%, 05/01/17	3,044	3,437,329
6.75%, 07/01/18	1,301	1,547,262
8.25%, 04/01/19	1,848	2,352,176
8.75%, 02/14/19	2,746	3,522,730
Time Warner Inc.
3.40%, 06/15/22	4,000	4,082,443
4.00%, 01/15/22	750	792,454
4.70%, 01/15/21	2,227	2,479,920
4.75%, 03/29/21	1,480	1,652,507
4.88%, 03/15/20	1,145	1,288,783
5.88%, 11/15/16	1,359	1,519,008
Viacom Inc.
2.50%, 12/15/16	1,150	1,192,599
3.50%, 04/01/17	1,150	1,223,818
3.88%, 12/15/21	1,250	1,313,112
3.88%, 04/01/24 (Call 01/01/24)	1,375	1,407,825
4.25%, 09/15/15	1,100	1,150,907
4.50%, 03/01/21	1,650	1,802,456
5.63%, 09/15/19	600	694,621
6.13%, 10/05/17	160	183,939
6.25%, 04/30/16	1,797	1,982,691
Walt Disney Co. (The)
1.10%, 12/01/17	1,130	1,123,484
1.13%, 02/15/17	1,847	1,856,152
1.35%, 08/16/16	2,006	2,035,924
2.35%, 12/01/22[b]	2,550	2,437,916
2.55%, 02/15/22[b]	200	197,535
2.75%, 08/16/21	500	506,268
3.75%, 06/01/21	1,750	1,880,579
5.50%, 03/15/19[b]	1,600	1,841,929
5.63%, 09/15/16	93	103,070
Series B
5.88%, 12/15/17	100	114,841
WPP Finance 2010
3.63%, 09/07/22	1,900	1,919,824

		154,941,894
METALS & MINING — 1.90%
Allegheny Technologies Inc.
9.38%, 06/01/19	550	685,350
Barrick Gold Corp.
3.85%, 04/01/22	1,675	1,624,361
4.10%, 05/01/23[b]	900	875,178
6.95%, 04/01/19[b]	1,246	1,480,729

177

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

Barrick North America Finance LLC
4.40%, 05/30/21	$1,303	$1,328,306
6.80%, 09/15/18[b]	2,000	2,355,738
Barrick PD Australia Finance Pty Ltd.
4.95%, 01/15/20	2,900	3,157,775
BHP Billiton Finance (USA) Ltd.
1.63%, 02/24/17	4,496	4,585,056
1.88%, 11/21/16	1,527	1,569,445
2.05%, 09/30/18	2,820	2,862,341
2.88%, 02/24/22	1,295	1,296,472
3.25%, 11/21/21	2,382	2,458,985
3.85%, 09/30/23	1,000	1,051,370
6.50%, 04/01/19	3,085	3,734,308
7.25%, 03/01/16	670	748,841
Cliffs Natural Resources Inc.
3.95%, 01/15/18[b]	2,450	2,482,228
4.80%, 10/01/20[b]	1,960	1,932,676
5.90%, 03/15/20[b]	350	366,372
Freeport-McMoRan Copper & Gold Inc.
2.15%, 03/01/17	850	867,849
2.38%, 03/15/18	3,600	3,650,454
3.10%, 03/15/20	1,000	1,002,144
3.55%, 03/01/22 (Call 12/01/21)	1,862	1,831,154
3.88%, 03/15/23 (Call 12/15/22)	8,050	7,970,886
Glencore Canada Corp.
5.38%, 06/01/15	760	791,927
6.00%, 10/15/15	670	715,168
Goldcorp Inc.
2.13%, 03/15/18	1,350	1,353,225
3.70%, 03/15/23 (Call 12/15/22)	1,300	1,270,513
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)[b]	240	245,185
5.95%, 03/15/24 (Call 12/15/23)[a]	2,000	2,045,408
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	1,247	1,175,328
5.13%, 10/01/19[b]	2,058	2,265,710
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)[b]	1,500	1,553,736
5.75%, 12/01/17	550	628,018
5.85%, 06/01/18	1,200	1,381,307
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	350	360,899
6.20%, 11/15/16	290	318,394
Rio Tinto Alcan Inc.
5.00%, 06/01/15	210	218,793
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	1,200	1,220,079
2.25%, 09/20/16	1,913	1,972,237
2.50%, 05/20/16	1,100	1,137,820
3.50%, 11/02/20	1,448	1,508,992
3.75%, 09/20/21	2,032	2,138,286
4.13%, 05/20/21	1,210	1,303,857
6.50%, 07/15/18	4,278	5,060,417
9.00%, 05/01/19	2,069	2,723,580
Rio Tinto Finance (USA) PLC
1.63%, 08/21/17 (Call 07/21/17)	1,500	1,516,378
2.25%, 12/14/18 (Call 11/14/18)	3,850	3,905,840
2.88%, 08/21/22 (Call 05/21/22)[b]	2,000	1,942,242
Southern Copper Corp.
3.50%, 11/08/22[b]	2,550	2,489,336
Teck Resources Ltd.
2.50%, 02/01/18	1,400	1,421,689
3.00%, 03/01/19	650	659,820

Security	Principal (000s)	Value

3.15%, 01/15/17	$500	$521,538
3.85%, 08/15/17	1,100	1,171,010
4.75%, 01/15/22 (Call 10/15/21)	2,250	2,343,966
5.38%, 10/01/15	1,000	1,058,638
Vale Canada Ltd.
5.70%, 10/15/15	70	74,683
Vale Overseas Ltd.
4.38%, 01/11/22[b]	4,600	4,724,788
4.63%, 09/15/20[b]	2,300	2,463,763
5.63%, 09/15/19	450	508,320
6.25%, 01/11/16	2,190	2,364,508
6.25%, 01/23/17	922	1,029,525

		109,502,941
MULTI-UTILITIES — 0.99%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	1,100	1,086,472
6.13%, 11/15/17	1,150	1,334,821
Avista Corp.
5.13%, 04/01/22	985	1,136,943
CenterPoint Energy Inc.
5.95%, 02/01/17	200	224,187
CMS Energy Corp.
3.88%, 03/01/24 (Call 12/01/23)	625	648,501
Consolidated Edison Co. of New York Inc.
5.50%, 09/15/16	1,200	1,302,525
5.85%, 04/01/18	700	800,655
7.13%, 12/01/18	1,474	1,787,019
Series 05-C
5.38%, 12/15/15	1,320	1,416,651
Series 06-D
5.30%, 12/01/16	140	154,321
Consumers Energy Co.
3.38%, 08/15/23 (Call 05/15/23)	925	952,930
5.15%, 02/15/17	1,230	1,363,493
5.65%, 09/15/18	250	289,563
5.65%, 04/15/20	280	330,250
6.13%, 03/15/19	750	891,765
6.70%, 09/15/19	3,375	4,137,023
Series P
5.50%, 08/15/16	190	207,734
Dominion Resources Inc.
1.25%, 03/15/17	4,400	4,403,717
1.95%, 08/15/16	1,100	1,119,629
2.25%, 09/01/15	3,400	3,468,104
4.45%, 03/15/21	1,250	1,378,444
5.20%, 08/15/19[b]	210	239,612
6.40%, 06/15/18	750	882,568
8.88%, 01/15/19	1,050	1,347,914
Series A
5.60%, 11/15/16	180	198,838
Series B
2.75%, 09/15/22 (Call 06/15/22)[b]	240	233,755
Series C
5.15%, 07/15/15	1,318	1,384,379
DTE Energy Co.
3.85%, 12/01/23 (Call 09/01/23)	1,000	1,040,477
6.35%, 06/01/16	210	230,526
Series C
3.50%, 06/01/24 (Call 03/01/24)	2,000	2,026,748

178

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

Integrys Energy Group Inc.
4.17%, 11/01/20	$500	$538,178
National Grid PLC
6.30%, 08/01/16	784	872,142
Northeast Utilities
4.50%, 11/15/19	1,175	1,296,741
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)	1,275	1,280,106
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	1,460	1,390,106
3.50%, 08/15/20	275	292,194
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)[b]	3,600	4,176,633
San Diego Gas & Electric Co.
3.00%, 08/15/21	1,100	1,130,312
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	300	312,788
4.75%, 05/15/21 (Call 02/15/21)	1,050	1,142,381
Sempra Energy
6.15%, 06/15/18	1,634	1,898,683
9.80%, 02/15/19	3,350	4,480,434
TECO Finance Inc.
4.00%, 03/15/16	345	363,565
5.15%, 03/15/20	1,870	2,107,655

		57,301,482
MULTILINE RETAIL — 0.41%
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)[b]	1,300	1,245,767
Family Dollar Stores Inc.
5.00%, 02/01/21	140	149,311
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[b]	2,588	2,701,441
6.25%, 12/15/17	950	1,097,168
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)	2,000	2,002,780
3.88%, 01/15/22 (Call 10/15/21)	2,860	3,003,519
5.90%, 12/01/16	1,373	1,535,501
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	1,000	1,066,470
4.75%, 05/01/20	500	554,286
6.25%, 01/15/18	1,240	1,419,540
Target Corp.
2.90%, 01/15/22	2,262	2,271,488
3.88%, 07/15/20	1,127	1,217,180
5.38%, 05/01/17	2,328	2,610,087
5.88%, 07/15/16	92	102,097
6.00%, 01/15/18	2,374	2,728,487

		23,705,122
OFFICE ELECTRONICS — 0.19%
Pitney Bowes Inc.
4.75%, 01/15/16[b]	410	434,550
4.75%, 05/15/18	1,600	1,734,216
5.75%, 09/15/17[b]	163	183,361
Xerox Corp.
2.95%, 03/15/17	500	521,553
4.50%, 05/15/21	1,937	2,085,607
5.63%, 12/15/19	900	1,026,687
6.35%, 05/15/18[b]	2,326	2,708,094

Security	Principal (000s)	Value

6.40%, 03/15/16	$1,800	$1,973,963
6.75%, 02/01/17	200	227,516

		10,895,547
OIL, GAS & CONSUMABLE FUELS — 6.01%
Anadarko Petroleum Corp.
5.95%, 09/15/16	1,402	1,559,028
6.38%, 09/15/17	1,192	1,377,809
6.95%, 06/15/19	1,750	2,138,908
8.70%, 03/15/19[b]	1,419	1,837,570
Apache Corp.
1.75%, 04/15/17	1,100	1,121,757
2.63%, 01/15/23 (Call 10/15/22)[b]	2,800	2,714,853
3.25%, 04/15/22 (Call 01/15/22)	1,862	1,915,524
3.63%, 02/01/21 (Call 11/01/20)[b]	2,700	2,848,170
5.63%, 01/15/17	405	451,465
Boardwalk Pipelines Partners LP
5.50%, 02/01/17	110	118,994
5.75%, 09/15/19	2,200	2,408,207
British Transco Finance Inc.
6.63%, 06/01/18	2,430	2,866,258
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	900	970,668
5.50%, 08/15/19	500	553,483
6.05%, 01/15/18	1,250	1,403,238
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	1,750	1,811,271
3.80%, 04/15/24	1,000	1,035,966
5.70%, 05/15/17	1,416	1,593,034
5.90%, 02/01/18	350	401,241
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	1,000	980,101
3.80%, 09/15/23 (Call 06/15/23)[b]	1,000	1,029,469
5.70%, 10/15/19	1,173	1,363,205
Chevron Corp.
0.89%, 06/24/16	1,450	1,461,320
1.10%, 12/05/17 (Call 11/05/17)	2,000	1,994,172
1.72%, 06/24/18 (Call 05/24/18)	5,650	5,710,827
2.36%, 12/05/22 (Call 09/05/22)[b]	5,000	4,796,453
3.19%, 06/24/23 (Call 03/24/23)	2,000	2,029,702
4.95%, 03/03/19	2,826	3,221,768
ConocoPhillips
5.20%, 05/15/18	1,050	1,188,765
5.75%, 02/01/19	2,700	3,166,157
6.00%, 01/15/20	387	462,805
6.65%, 07/15/18	1,240	1,479,029
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	4,300	4,273,425
2.40%, 12/15/22 (Call 09/15/22)	3,500	3,368,930
Continental Resources Inc.
3.80%, 06/01/24 (Call 03/01/24)[a]	1,195	1,211,748
4.50%, 04/15/23 (Call 01/15/23)	5,200	5,568,896
5.00%, 09/15/22 (Call 03/15/17)[b]	500	541,875
DCP Midstream Operating LP
3.25%, 10/01/15	480	494,665
3.88%, 03/15/23 (Call 12/15/22)[b]	2,000	2,025,677
4.95%, 04/01/22 (Call 01/01/22)	500	548,333
Devon Energy Corp.
1.20%, 12/15/16	7,600	7,638,338
1.88%, 05/15/17 (Call 04/15/17)	500	509,516
2.40%, 07/15/16 (Call 06/15/16)	750	776,103

179

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

3.25%, 05/15/22 (Call 02/15/22)	$531	$533,959
6.30%, 01/15/19	1,250	1,474,711
El Paso Natural Gas Co.
5.95%, 04/15/17	350	392,262
El Paso Pipeline Partners Operating Co. LLC
4.30%, 05/01/24 (Call 02/01/24)[b]	1,000	1,012,797
5.00%, 10/01/21 (Call 07/01/21)	2,000	2,179,147
Enbridge Energy Partners LP
5.20%, 03/15/20	2,395	2,651,675
9.88%, 03/01/19	1,535	2,026,103
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	780	778,158
5.60%, 04/01/17	1,325	1,480,250
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[b]	3,100	3,273,848
6.50%, 05/15/19	45	53,551
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	500	493,450
4.15%, 10/01/20 (Call 08/01/20)[b]	1,675	1,781,851
4.65%, 06/01/21 (Call 03/01/21)	1,787	1,926,585
5.20%, 02/01/22 (Call 11/01/21)	3,866	4,279,219
6.13%, 02/15/17	230	258,167
6.70%, 07/01/18[b]	1,350	1,587,201
9.00%, 04/15/19	840	1,079,649
9.70%, 03/15/19	665	862,016
Enterprise Products Operating LLC
1.25%, 08/13/15	1,550	1,561,313
3.20%, 02/01/16	405	421,482
3.35%, 03/15/23 (Call 12/15/22)	7,800	7,800,834
4.05%, 02/15/22	1,400	1,485,741
5.20%, 09/01/20	168	192,428
5.25%, 01/31/20[b]	600	684,955
6.50%, 01/31/19[b]	1,450	1,731,364
6.65%, 04/15/18	800	944,846
Series L
6.30%, 09/15/17	912	1,052,294
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	1,850	1,873,953
2.50%, 02/01/16	500	514,309
2.63%, 03/15/23 (Call 12/15/22)	288	278,443
2.95%, 06/01/15	1,600	1,639,244
4.10%, 02/01/21	1,229	1,338,925
4.40%, 06/01/20	1,200	1,332,749
5.63%, 06/01/19	996	1,163,944
5.88%, 09/15/17[b]	453	518,100
6.88%, 10/01/18	400	477,626
EQT Corp.
4.88%, 11/15/21	1,350	1,457,242
6.50%, 04/01/18	900	1,013,956
8.13%, 06/01/19	850	1,044,274
Exxon Mobil Corp.
0.92%, 03/15/17	4,200	4,200,225
1.82%, 03/15/19 (Call 02/15/19)	1,500	1,504,058
Hess Corp.
8.13%, 02/15/19	1,526	1,927,312
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	800	834,526
6.15%, 06/15/19	150	175,700
7.25%, 12/15/19	1,983	2,466,345
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	1,000	970,744
3.50%, 03/01/16	1,150	1,202,029

Security	Principal (000s)	Value

3.50%, 03/01/21 (Call 01/01/21)	$1,375	$1,391,280
3.95%, 09/01/22 (Call 06/01/22)	500	508,994
4.15%, 03/01/22[b]	900	929,597
5.30%, 09/15/20	4,000	4,477,594
5.80%, 03/01/21	150	171,171
5.95%, 02/15/18	1,105	1,263,136
6.00%, 02/01/17	1,000	1,119,440
6.85%, 02/15/20	2,015	2,417,893
9.00%, 02/01/19	1,200	1,531,209
Kinder Morgan, Inc.
7.13%, 04/01/21 (Call 04/01/16)	2,000	2,270,000
Magellan Midstream Partners LP
4.25%, 02/01/21	770	834,610
5.65%, 10/15/16	220	243,436
6.55%, 07/15/19	2,025	2,415,992
Marathon Oil Corp.
0.90%, 11/01/15	3,050	3,056,936
5.90%, 03/15/18	874	1,005,038
6.00%, 10/01/17	667	763,305
Marathon Petroleum Corp.
3.50%, 03/01/16	1,590	1,663,356
5.13%, 03/01/21	1,061	1,204,166
Murphy Oil Corp.
2.50%, 12/01/17	850	872,457
3.70%, 12/01/22 (Call 09/01/22)	1,360	1,346,484
4.00%, 06/01/22 (Call 03/01/22)	1,000	1,014,821
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	2,548	2,730,314
8.25%, 03/01/19	828	1,043,805
Northern Border Pipeline Co.
Series A
7.50%, 09/15/21	90	105,406
Northwest Pipeline LLC
6.05%, 06/15/18[b]	215	247,190
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	1,600	1,601,752
1.75%, 02/15/17	1,100	1,122,289
2.50%, 02/01/16	400	412,933
2.70%, 02/15/23 (Call 11/15/22)[b]	5,000	4,863,918
3.13%, 02/15/22 (Call 11/15/21)	1,154	1,172,211
Series 1
4.10%, 02/01/21 (Call 11/01/20)	1,390	1,515,226
ONEOK Partners LP
2.00%, 10/01/17 (Call 07/01/17)	1,000	1,015,952
3.25%, 02/01/16 (Call 01/01/16)	1,100	1,143,409
3.38%, 10/01/22 (Call 07/01/22)	1,500	1,490,990
6.15%, 10/01/16	425	475,157
8.63%, 03/01/19	1,120	1,421,992
Panhandle Eastern Pipe Line Co. LP
6.20%, 11/01/17	300	341,204
Petro-Canada
6.05%, 05/15/18	1,650	1,913,910
Petrohawk Energy Corp.
6.25%, 06/01/19 (Call 06/01/15)	450	486,000
7.25%, 08/15/18 (Call 08/15/14)	3,862	4,055,100
Phillips 66
2.95%, 05/01/17	1,412	1,481,820
4.30%, 04/01/22	2,244	2,428,604
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	1,050	1,094,895
5.88%, 07/15/16	175	192,252
6.65%, 03/15/17	1,600	1,819,999

180

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

7.50%, 01/15/20	$2,100	$2,608,966
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 02/01/21 (Call 11/01/20)	3,975	4,465,953
5.75%, 01/15/20	1,240	1,445,952
6.50%, 05/01/18	200	235,900
8.75%, 05/01/19	1,850	2,395,797
Plains Exploration & Production Co.
6.50%, 11/15/20 (Call 11/15/15)	2,500	2,768,750
6.88%, 02/15/23 (Call 02/15/18)	3,000	3,408,750
Questar Pipeline Co.
5.83%, 02/01/18	1,000	1,138,256
Sasol Financing International PLC
4.50%, 11/14/22[b]	2,000	2,014,320
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	950	988,029
Shell International Finance BV
0.63%, 12/04/15	300	300,616
1.13%, 08/21/17	1,500	1,500,753
2.00%, 11/15/18[b]	4,860	4,941,422
2.25%, 01/06/23	2,000	1,896,083
2.38%, 08/21/22	750	721,996
3.10%, 06/28/15	5,050	5,193,992
3.25%, 09/22/15	6,394	6,623,987
4.30%, 09/22/19	1,659	1,851,218
4.38%, 03/25/20	130	145,063
5.20%, 03/22/17	475	530,539
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	1,850	1,983,597
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	2,958	3,109,102
7.50%, 02/01/18	325	389,939
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	500	477,546
8.00%, 10/01/19	2,250	2,824,663
Spectra Energy Partners LP
2.95%, 06/15/16 (Call 05/15/16)	1,000	1,035,929
Suncor Energy Inc.
6.10%, 06/01/18	763	887,833
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)[b]	1,640	1,620,882
4.65%, 02/15/22	150	161,575
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)[b]	1,050	1,079,684
7.75%, 06/01/19	1,140	1,413,079
TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	450	479,414
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	975	1,139,058
Texas Gas Transmission LLC
4.60%, 06/01/15	1,125	1,167,055
Total Capital Canada Ltd.
1.45%, 01/15/18	4,000	4,012,838
2.75%, 07/15/23	600	582,103
Total Capital International SA
0.75%, 01/25/16	2,250	2,261,518
1.50%, 02/17/17	1,792	1,819,809
1.55%, 06/28/17	2,792	2,832,513
2.70%, 01/25/23	2,700	2,622,923
3.70%, 01/15/24	2,500	2,596,838
3.75%, 04/10/24[b]	5,000	5,213,869
Total Capital SA
2.30%, 03/15/16	1,231	1,270,671

Security	Principal (000s)	Value

3.00%, 06/24/15	$2,720	$2,793,873
3.13%, 10/02/15	1,848	1,915,328
4.13%, 01/28/21[b]	950	1,039,354
4.45%, 06/24/20	1,254	1,401,346
TransCanada PipeLines Ltd.
0.75%, 01/15/16	2,000	2,005,213
2.50%, 08/01/22	2,650	2,541,911
3.40%, 06/01/15	950	976,594
3.75%, 10/16/23 (Call 07/16/23)[b]	2,000	2,060,903
3.80%, 10/01/20	2,720	2,907,954
6.35%, 05/15/67 (Call 05/15/17)[d]	500	516,250
6.50%, 08/15/18	1,736	2,064,309
7.13%, 01/15/19	149	182,485
9.88%, 01/01/21	320	448,470
Transcontinental Gas Pipe Line Corp.
6.05%, 06/15/18	1,105	1,271,368
Valero Energy Corp.
6.13%, 06/15/17	612	700,512
6.13%, 02/01/20	834	986,549
9.38%, 03/15/19	1,131	1,487,074
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	550	562,799
4.00%, 07/01/22 (Call 04/01/22)	1,350	1,398,896
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	1,358	1,280,260
7.88%, 09/01/21	1,300	1,592,344
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	1,250	1,231,581
3.80%, 02/15/15	920	939,983
4.00%, 11/15/21 (Call 08/15/21)	2,750	2,865,770
4.30%, 03/04/24 (Call 12/04/23)	1,200	1,242,819
5.25%, 03/15/20	982	1,095,322
7.25%, 02/01/17[b]	1,300	1,492,101
XTO Energy Inc.
5.50%, 06/15/18	1,500	1,718,489
6.25%, 08/01/17	750	864,314

		347,322,477
PAPER & FOREST PRODUCTS — 0.25%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)[b]	2,250	2,295,000
7.25%, 07/29/19[b]	525	615,169
Domtar Corp.
10.75%, 06/01/17	1,000	1,250,000
Georgia-Pacific LLC
8.00%, 01/15/24	1,000	1,352,359
International Paper Co.
5.25%, 04/01/16	440	474,398
7.50%, 08/15/21	2,416	3,079,985
7.95%, 06/15/18	2,747	3,371,071
9.38%, 05/15/19	1,499	1,979,889

		14,417,871
PERSONAL PRODUCTS — 0.11%
Avon Products Inc.
2.38%, 03/15/16	1,050	1,067,299
4.20%, 07/15/18	700	725,201
4.60%, 03/15/20	1,000	1,027,618
5.00%, 03/15/23[b]	1,850	1,868,458
6.50%, 03/01/19[b]	1,100	1,229,976

181

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	$450	$427,019
Procter & Gamble Co. (The)
Series A
9.36%, 01/01/21	96	122,008

		6,467,579
PHARMACEUTICALS — 2.56%
AbbVie Inc.
1.20%, 11/06/15	4,200	4,238,347
1.75%, 11/06/17	6,550	6,613,535
2.00%, 11/06/18	3,700	3,731,553
2.90%, 11/06/22[b]	3,725	3,656,974
Actavis Inc.
1.88%, 10/01/17	2,800	2,827,700
3.25%, 10/01/22 (Call 07/01/22)[b]	2,500	2,458,968
6.13%, 08/15/19	1,195	1,395,703
Allergan Inc.
1.35%, 03/15/18	1,150	1,104,128
2.80%, 03/15/23 (Call 12/15/22)[b]	500	450,415
3.38%, 09/15/20	1,000	998,069
5.75%, 04/01/16	520	560,610
AstraZeneca PLC
1.95%, 09/18/19	2,000	1,987,121
5.90%, 09/15/17	3,117	3,575,032
Bristol-Myers Squibb Co.
0.88%, 08/01/17	2,163	2,146,621
2.00%, 08/01/22	1,231	1,151,948
3.25%, 11/01/23	1,500	1,511,122
Eli Lilly and Co.
1.95%, 03/15/19	2,000	2,005,548
5.20%, 03/15/17	996	1,104,380
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	3,650	3,661,848
2.80%, 03/18/23	3,000	2,929,246
5.65%, 05/15/18	1,780	2,053,111
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	5,796	5,866,327
2.85%, 05/08/22	3,189	3,164,729
Johnson & Johnson
2.15%, 05/15/16	951	983,607
2.95%, 09/01/20	1,200	1,258,799
3.55%, 05/15/21[b]	1,900	2,034,388
5.15%, 07/15/18	2,063	2,360,315
5.55%, 08/15/17	1,228	1,407,214
Merck & Co. Inc.
1.10%, 01/31/18[b]	1,750	1,720,894
1.30%, 05/18/18	5,200	5,158,374
2.40%, 09/15/22 (Call 06/15/22)	3,100	2,984,650
2.80%, 05/18/23	2,000	1,955,162
3.88%, 01/15/21 (Call 10/15/20)	1,021	1,101,469
4.00%, 06/30/15	2,490	2,584,942
4.75%, 03/01/15	850	878,335
5.00%, 06/30/19	1,478	1,690,495
6.00%, 09/15/17	83	95,174
Mylan Inc.
2.55%, 03/28/19	3,050	3,072,234
Novartis Capital Corp.
2.40%, 09/21/22	2,200	2,117,994
3.40%, 05/06/24	1,150	1,173,533
4.40%, 04/24/20	168	186,773

Security	Principal (000s)	Value

Novartis Securities Investment Ltd.
5.13%, 02/10/19	$8,313	$9,527,300
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)[a,b]	1,910	1,945,704
Pfizer Inc.
1.10%, 05/15/17	5,000	5,019,038
1.50%, 06/15/18	1,500	1,496,560
3.00%, 06/15/23[b]	5,600	5,561,284
4.65%, 03/01/18	200	221,659
6.20%, 03/15/19	5,084	6,039,278
Pharmacia Corp.
6.50%, 12/01/18	1,140	1,367,398
Sanofi
1.25%, 04/10/18	1,500	1,483,271
2.63%, 03/29/16	4,729	4,910,868
4.00%, 03/29/21	2,782	3,022,667
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	450	465,619
2.95%, 12/18/22[b]	1,500	1,449,399
Series 2
3.65%, 11/10/21[b]	2,329	2,399,728
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	1,550	1,587,842
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21[b]	3,750	3,863,882
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	1,250	1,227,981
Wyeth LLC
5.45%, 04/01/17	315	353,597
5.50%, 02/15/16	168	182,523
Zoetis Inc.
1.15%, 02/01/16	650	654,424
1.88%, 02/01/18	725	728,230
3.25%, 02/01/23 (Call 11/01/22)	2,725	2,692,815

		148,158,454
PROFESSIONAL SERVICES — 0.07%
Dun & Bradstreet Corp. (The)
2.88%, 11/15/15	1,000	1,024,266
4.38%, 12/01/22 (Call 09/01/22)[b]	1,100	1,129,710
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	1,300	1,273,584
Verisk Analytics Inc.
4.13%, 09/12/22	800	821,829

		4,249,389
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.77%
Alexandria Real Estate Equities Inc.
4.60%, 04/01/22 (Call 01/01/22)	1,500	1,592,816
American Tower Corp.
3.40%, 02/15/19	154	160,959
3.50%, 01/31/23	5,500	5,403,629
4.50%, 01/15/18	1,824	1,988,623
5.05%, 09/01/20	1,000	1,097,536
5.90%, 11/01/21[b]	335	386,444
7.00%, 10/15/17	1,000	1,165,120
ARC Properties Operating Partnership LP/Clark Acquisition LLC
3.00%, 02/06/19 (Call 01/06/19)[a]	2,500	2,525,845
4.60%, 02/06/24 (Call 11/06/23)[a]	1,500	1,539,465
AvalonBay Communities Inc.

182

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

2.85%, 03/15/23 (Call 12/15/22)	$210	$202,708
3.63%, 10/01/20 (Call 07/01/20)	2,000	2,090,702
3.95%, 01/15/21 (Call 10/15/20)	550	588,733
5.70%, 03/15/17[b]	750	839,665
5.75%, 09/15/16	190	209,510
6.10%, 03/15/20	300	352,750
BioMed Realty LP
3.85%, 04/15/16 (Call 03/15/16)	150	156,095
4.25%, 07/15/22 (Call 04/15/22)	1,500	1,560,253
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	3,000	2,909,772
3.70%, 11/15/18 (Call 08/15/18)	2,030	2,174,604
3.80%, 02/01/24 (Call 11/01/23)	1,000	1,014,396
3.85%, 02/01/23 (Call 11/01/22)	500	517,156
4.13%, 05/15/21 (Call 02/15/21)	1,049	1,117,953
5.00%, 06/01/15	190	197,800
5.63%, 11/15/20 (Call 08/15/20)	900	1,041,227
5.88%, 10/15/19	900	1,051,843
Camden Property Trust
4.25%, 01/15/24 (Call 10/15/23)	3,100	3,255,224
4.63%, 06/15/21 (Call 03/15/21)	200	219,599
5.00%, 06/15/15[b]	140	145,641
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	2,000	2,111,314
CommonWealth REIT
5.88%, 09/15/20 (Call 03/15/20)	500	539,177
6.25%, 08/15/16 (Call 02/15/16)	680	722,928
6.25%, 06/15/17 (Call 12/15/16)	550	586,443
6.65%, 01/15/18 (Call 07/15/17)	200	220,973
Corporate Office Properties LP
5.25%, 02/15/24 (Call 11/15/23)	2,500	2,689,293
DDR Corp.
3.50%, 01/15/21 (Call 11/15/20)	103	104,558
4.63%, 07/15/22 (Call 04/15/22)	3,000	3,209,567
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)[b]	1,000	957,966
4.50%, 07/15/15 (Call 04/15/15)[b]	800	825,407
5.25%, 03/15/21 (Call 12/15/20)[b]	1,040	1,115,489
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	1,000	999,091
5.95%, 02/15/17	1,270	1,413,921
6.75%, 03/15/20	1,250	1,474,848
EPR Properties
5.75%, 08/15/22 (Call 05/15/22)	1,500	1,616,075
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)	1,000	975,699
4.63%, 12/15/21 (Call 09/15/21)	929	1,026,038
4.75%, 07/15/20 (Call 04/15/20)	1,100	1,222,428
5.13%, 03/15/16	1,006	1,082,211
5.38%, 08/01/16	750	822,555
5.75%, 06/15/17	1,322	1,492,967
Essex Portfolio LP
3.63%, 08/15/22 (Call 05/15/22)	1,000	1,011,511
5.50%, 03/15/17[a]	950	1,040,024
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	2,000	1,962,007
3.75%, 02/01/16	2,015	2,115,325
3.75%, 02/01/19 (Call 11/01/18)	2,200	2,345,764
5.38%, 02/01/21 (Call 11/03/20)	1,368	1,558,378
5.63%, 05/01/17	640	720,553
6.00%, 01/30/17	800	902,189
6.70%, 01/30/18	951	1,116,634

Security	Principal (000s)	Value

Health Care REIT Inc.
2.25%, 03/15/18	$950	$966,671
3.63%, 03/15/16	1,508	1,564,649
3.75%, 03/15/23 (Call 12/15/22)	1,400	1,411,392
4.13%, 04/01/19 (Call 01/01/19)	650	701,653
4.70%, 09/15/17	1,350	1,478,118
4.95%, 01/15/21 (Call 10/15/20)	888	981,355
5.25%, 01/15/22 (Call 10/15/21)	800	897,007
6.20%, 06/01/16	745	816,244
Healthcare Realty Trust Inc.
3.75%, 04/15/23 (Call 01/15/23)	196	193,688
5.75%, 01/15/21	650	727,674
6.50%, 01/17/17	800	883,687
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)	1,500	1,485,361
5.85%, 03/15/17	250	274,266
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	1,250	1,330,568
5.63%, 03/15/17	1,350	1,478,243
6.70%, 01/15/18 (Call 07/15/17)	200	221,772
Host Hotels & Resorts LP Series D
3.75%, 10/15/23 (Call 07/15/23)	2,850	2,848,217
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	1,700	1,855,863
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)[b]	2,500	2,428,506
5.70%, 05/01/17	2,150	2,407,447
5.78%, 03/15/16	210	228,083
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	3,500	3,685,896
4.75%, 10/01/20 (Call 07/01/20)	100	109,905
5.50%, 12/15/16	200	220,075
6.63%, 10/01/17	1,200	1,380,623
Mack-Cali Realty Corp.
7.75%, 08/15/19	1,850	2,231,942
Mack-Cali Realty LP
2.50%, 12/15/17 (Call 11/15/17)	2,400	2,431,127
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	1,000	1,143,662
Piedmont Operating Partnership LP
4.45%, 03/15/24 (Call 12/15/23)	3,100	3,195,202
Plum Creek Timberlands LP
4.70%, 03/15/21 (Call 12/15/20)	1,700	1,813,367
5.88%, 11/15/15	270	288,612
ProLogis LP
4.25%, 08/15/23 (Call 05/15/23)	1,850	1,951,763
4.50%, 08/15/17	680	734,957
6.63%, 05/15/18	1,150	1,330,936
6.88%, 03/15/20 (Call 12/16/19)	1,240	1,486,522
Rayonier Inc.
3.75%, 04/01/22 (Call 01/01/22)	897	902,409
Realty Income Corp.
2.00%, 01/31/18 (Call 12/31/17)[b]	2,700	2,709,407
3.25%, 10/15/22 (Call 07/15/22)	1,000	973,585
5.95%, 09/15/16	690	759,831
6.75%, 08/15/19	800	953,800
Senior Housing Properties Trust
4.30%, 01/15/16 (Call 10/15/15)	150	154,157
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)[b]	1,300	1,339,937
2.80%, 01/30/17 (Call 10/30/16)	1,550	1,619,448

183

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

4.13%, 12/01/21 (Call 09/01/21)	$2,940	$3,200,503
4.38%, 03/01/21 (Call 12/01/20)	1,171	1,299,787
5.10%, 06/15/15	688	719,733
5.25%, 12/01/16 (Call 09/02/16)	1,140	1,252,559
5.65%, 02/01/20 (Call 11/01/19)	2,128	2,497,546
5.75%, 12/01/15 (Call 09/02/15)	380	404,698
5.88%, 03/01/17 (Call 12/01/16)	350	389,197
6.10%, 05/01/16 (Call 02/01/16)	670	728,582
6.13%, 05/30/18	1,383	1,612,188
10.35%, 04/01/19 (Call 01/01/19)	2,303	3,136,503
Tanger Properties LP
3.88%, 12/01/23 (Call 09/01/23)	2,400	2,451,964
UDR Inc.
4.25%, 06/01/18	950	1,027,638
4.63%, 01/10/22 (Call 10/10/21)	700	761,203
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	1,050	1,064,394
2.70%, 04/01/20 (Call 01/01/20)	1,150	1,150,665
3.13%, 11/30/15	550	569,510
4.25%, 03/01/22 (Call 12/01/21)	2,000	2,126,929
4.75%, 06/01/21 (Call 03/01/21)	1,800	1,986,841
Vornado Realty Trust
5.00%, 01/15/22 (Call 10/15/21)[b]	500	541,491
Washington Real Estate Investment Trust
4.95%, 10/01/20 (Call 04/01/20)	250	270,216
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)	200	196,085
Weyerhaeuser Co.
7.38%, 10/01/19	2,000	2,460,447

		159,933,707
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.03%
Brookfield Asset Management Inc.
5.80%, 04/25/17	250	277,611
Regency Centers LP
5.25%, 08/01/15	290	304,471
5.88%, 06/15/17	800	902,340

		1,484,422
ROAD & RAIL — 0.78%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	2,400	2,367,371
3.05%, 03/15/22 (Call 12/15/21)	1,600	1,609,859
3.05%, 09/01/22 (Call 06/01/22)[b]	2,000	2,001,661
3.75%, 04/01/24 (Call 01/01/24)[b]	475	492,497
4.70%, 10/01/19	984	1,110,896
5.75%, 03/15/18	2,566	2,960,126
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	1,900	1,928,193
2.25%, 11/15/22 (Call 08/15/22)	550	519,464
5.55%, 03/01/19	1,100	1,275,599
5.80%, 06/01/16	180	198,435
Canadian Pacific Railway Co.
7.25%, 05/15/19	2,000	2,460,218
9.45%, 08/01/21	70	96,149
Con-Way Inc.
7.25%, 01/15/18	1,100	1,283,620
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	100	105,885
4.25%, 06/01/21 (Call 03/01/21)	1,000	1,088,128

Security	Principal (000s)	Value

6.25%, 03/15/18[b]	$350	$408,063
7.38%, 02/01/19	650	798,099
7.90%, 05/01/17	210	246,045
CSX Transportation Inc.
6.25%, 01/15/23	2,255	2,613,462
JB Hunt Transport Services Inc.
3.85%, 03/15/24 (Call 12/15/23)	1,100	1,130,874
Kansas City Southern Mexico SA de CV
2.35%, 05/15/20 (Call 04/15/20)	294	283,357
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	1,350	1,346,533
3.25%, 12/01/21 (Call 09/01/21)	1,500	1,538,279
5.75%, 01/15/16	900	972,288
5.75%, 04/01/18	750	855,983
5.90%, 06/15/19	990	1,153,072
7.70%, 05/15/17	830	979,039
Norfolk Southern Railway Co.
9.75%, 06/15/20	150	206,454
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	1,030	1,040,084
2.50%, 03/01/17 (Call 02/01/17)	1,000	1,035,110
2.50%, 03/01/18 (Call 02/01/18)	1,250	1,285,449
2.55%, 06/01/19 (Call 05/01/19)	1,150	1,167,661
3.15%, 03/02/15	925	943,410
3.50%, 06/01/17[b]	950	1,010,461
3.60%, 03/01/16	100	105,038
5.85%, 11/01/16	750	835,900
Union Pacific Corp.
3.75%, 03/15/24 (Call 12/15/23)[b]	1,100	1,157,822
4.00%, 02/01/21 (Call 11/01/20)	500	545,506
4.16%, 07/15/22 (Call 04/15/22)	964	1,052,116
5.70%, 08/15/18[b]	1,137	1,322,879
5.75%, 11/15/17	1,350	1,548,941

		45,080,026
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.54%
Altera Corp.
1.75%, 05/15/17	2,000	2,013,300
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	250	240,685
3.00%, 04/15/16	400	412,321
Applied Materials Inc.
2.65%, 06/15/16	500	519,307
4.30%, 06/15/21	1,100	1,205,613
Broadcom Corp.
2.38%, 11/01/15	1,150	1,178,943
2.50%, 08/15/22[b]	1,900	1,793,023
2.70%, 11/01/18	1,200	1,229,759
Intel Corp.
1.35%, 12/15/17	2,400	2,405,047
1.95%, 10/01/16	1,784	1,836,008
2.70%, 12/15/22	2,000	1,967,221
3.30%, 10/01/21	5,286	5,499,841
KLA-Tencor Corp.
6.90%, 05/01/18	1,000	1,173,013
National Semiconductor Corp.
6.60%, 06/15/17	1,400	1,624,065
Texas Instruments Inc.
0.45%, 08/03/15	1,500	1,499,154
0.88%, 03/12/17	2,100	2,100,342
1.65%, 08/03/19	3,619	3,555,485

184

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

2.38%, 05/16/16	$698	$722,941
Xilinx Inc.
3.00%, 03/15/21	400	404,703

		31,380,771
SOFTWARE — 0.90%
Adobe Systems Inc.
4.75%, 02/01/20	1,740	1,935,024
Autodesk Inc.
1.95%, 12/15/17	875	884,921
CA Inc.
4.50%, 08/15/23 (Call 05/15/23)	1,360	1,446,747
5.38%, 12/01/19	500	564,970
Intuit Inc.
5.75%, 03/15/17	3,410	3,844,775
Microsoft Corp.
1.00%, 05/01/18[b]	2,600	2,566,495
1.63%, 09/25/15	1,711	1,741,034
2.38%, 05/01/23 (Call 02/01/23)	1,000	960,667
2.50%, 02/08/16	2,444	2,528,548
3.63%, 12/15/23 (Call 09/15/23)[b]	2,500	2,638,744
4.00%, 02/08/21	2,500	2,758,972
4.20%, 06/01/19	2,174	2,419,251
Oracle Corp.
1.20%, 10/15/17	3,600	3,594,184
2.38%, 01/15/19	2,050	2,096,646
2.50%, 10/15/22	5,000	4,849,237
3.63%, 07/15/23	4,000	4,166,253
3.88%, 07/15/20	326	353,050
5.00%, 07/08/19	1,219	1,387,368
5.25%, 01/15/16	2,823	3,039,446
5.75%, 04/15/18	4,571	5,284,366
Symantec Corp.
2.75%, 09/15/15	1,000	1,026,405
2.75%, 06/15/17 (Call 05/15/17)	1,000	1,026,676
4.20%, 09/15/20	600	623,197

		51,736,976
SPECIALTY RETAIL — 0.57%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	390	414,938
AutoZone Inc.
1.30%, 01/13/17	1,100	1,105,969
3.70%, 04/15/22 (Call 01/15/22)	1,650	1,704,494
4.00%, 11/15/20 (Call 08/15/20)	150	159,938
5.50%, 11/15/15	150	160,435
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	1,250	1,436,730
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)	5,000	5,143,797
4.40%, 04/01/21 (Call 01/01/21)	2,559	2,859,343
5.40%, 03/01/16	4,351	4,719,715
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	1,200	1,220,942
2.13%, 04/15/16 (Call 03/15/16)	950	975,941
3.12%, 04/15/22 (Call 01/15/22)[b]	1,403	1,434,775
3.75%, 04/15/21 (Call 01/15/21)	150	160,639
3.80%, 11/15/21 (Call 08/15/21)	1,550	1,663,287
4.63%, 04/15/20 (Call 10/15/19)	1,050	1,172,189
5.00%, 10/15/15	290	307,664

Security	Principal (000s)	Value

5.40%, 10/15/16	$1,250	$1,373,696
O’Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)	1,500	1,532,822
4.63%, 09/15/21 (Call 06/15/21)	1,050	1,139,619
4.88%, 01/14/21 (Call 10/14/20)	115	126,660
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)	2,240	2,226,705
TJX Companies Inc. (The)
4.20%, 08/15/15	200	208,416
6.95%, 04/15/19	1,405	1,718,334

		32,967,048
TEXTILES, APPAREL & LUXURY GOODS — 0.08%
Cintas Corp. No. 2
2.85%, 06/01/16	1,275	1,310,361
4.30%, 06/01/21	340	364,212
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	1,350	1,275,538
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	880	921,592
5.95%, 11/01/17	725	832,339

		4,704,042
THRIFTS & MORTGAGE FINANCE — 0.02%
Countrywide Financial Corp.
6.25%, 05/15/16	990	1,084,551

		1,084,551
TOBACCO — 0.72%
Altria Group Inc.
2.85%, 08/09/22	5,850	5,646,703
2.95%, 05/02/23	500	479,147
4.13%, 09/11/15	1,359	1,419,195
4.75%, 05/05/21	1,550	1,717,673
9.25%, 08/06/19	2,701	3,603,518
9.70%, 11/10/18	1,609	2,124,257
Lorillard Tobacco Co.
3.50%, 08/04/16[b]	385	404,475
6.88%, 05/01/20[b]	1,927	2,293,464
8.13%, 06/23/19[b]	1,447	1,807,530
Philip Morris International Inc.
1.13%, 08/21/17	3,000	2,991,106
1.63%, 03/20/17[b]	1,550	1,578,042
1.88%, 01/15/19	1,800	1,800,467
2.50%, 05/16/16	2,940	3,051,615
2.63%, 03/06/23	250	241,163
2.90%, 11/15/21	205	206,946
3.60%, 11/15/23[b]	575	591,825
4.13%, 05/17/21	1,000	1,082,730
4.50%, 03/26/20	1,796	1,998,751
5.65%, 05/16/18	2,360	2,722,350
Reynolds American Inc.
1.05%, 10/30/15	1,050	1,050,906
3.25%, 11/01/22	3,600	3,476,553
6.75%, 06/15/17[b]	522	601,948
UST LLC
5.75%, 03/01/18	500	572,099

		41,462,463

185

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

TRADING COMPANIES & DISTRIBUTORS — 0.14%
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)[b]	$500	$511,983
3.88%, 04/01/21 (Call 03/01/21)[b]	1,650	1,675,103
4.75%, 03/01/20	2,600	2,801,683
GATX Corp.
2.50%, 07/30/19	575	573,923
3.50%, 07/15/16	1,050	1,100,033
4.85%, 06/01/21	1,150	1,271,337

		7,934,062
WATER UTILITIES — 0.01%
United Utilities PLC
4.55%, 06/19/18[b]	150	159,635
5.38%, 02/01/19	210	230,038

		389,673
WIRELESS TELECOMMUNICATION SERVICES — 0.59%
America Movil SAB de CV
2.38%, 09/08/16	2,900	2,980,104
3.13%, 07/16/22	5,500	5,428,617
5.00%, 03/30/20	2,400	2,701,548
5.63%, 11/15/17	1,150	1,302,134
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)[b]	3,200	3,328,511
6.80%, 08/15/18	2,300	2,747,323
Vodafone Group PLC
1.25%, 09/26/17	2,900	2,884,152
1.50%, 02/19/18	2,499	2,489,214
1.63%, 03/20/17	350	353,902
2.50%, 09/26/22	1,000	934,670
2.95%, 02/19/23	5,000	4,788,181
4.38%, 03/16/21	500	543,281
4.63%, 07/15/18	320	355,637
5.45%, 06/10/19	1,600	1,841,254
5.63%, 02/27/17	1,508	1,686,409

		34,364,937

TOTAL CORPORATE BONDS & NOTES
(Cost: $4,711,483,577)		4,823,513,931

FOREIGN AGENCY OBLIGATIONS[f] — 10.43%

AUSTRIA — 0.26%
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	3,000	2,977,779
2.00%, 06/03/16	4,800	4,945,426
4.88%, 02/16/16	4,280	4,606,500
5.00%, 04/25/17[b]	2,300	2,571,609

		15,101,314
BRAZIL — 0.78%
Banco do Brasil SA
3.88%, 01/23/17[b]	2,000	2,080,000
3.88%, 10/10/22[b]	3,500	3,268,300
Petrobras Global Finance BV

Security	Principal (000s)	Value

2.00%, 05/20/16[b]	$818	$820,546
3.00%, 01/15/19[b]	1,000	978,441
4.38%, 05/20/23[b]	6,400	6,109,982
6.25%, 03/17/24	1,000	1,064,830
Petrobras International Finance Co.
3.50%, 02/06/17	3,750	3,846,651
3.88%, 01/27/16	2,000	2,059,462
5.38%, 01/27/21	10,000	10,370,804
5.75%, 01/20/20	3,350	3,571,871
5.88%, 03/01/18[b]	2,237	2,446,026
6.13%, 10/06/16	1,850	2,015,684
7.88%, 03/15/19	5,350	6,250,287

		44,882,884
CANADA — 2.02%
British Columbia (Province of)
1.20%, 04/25/17	1,250	1,262,599
2.00%, 10/23/22	3,300	3,150,104
2.10%, 05/18/16	2,550	2,633,896
2.65%, 09/22/21[b]	750	765,773
2.85%, 06/15/15	2,100	2,156,657
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/17	5,000	5,025,855
Export Development Canada
0.50%, 09/15/15	1,000	1,002,675
0.75%, 12/15/17	6,500	6,427,821
1.00%, 05/15/17	5,000	5,026,684
1.25%, 10/27/15[b]	500	506,824
1.25%, 10/26/16[b]	500	508,136
Hydro-Quebec
1.38%, 06/19/17[b]	2,850	2,881,393
2.00%, 06/30/16	2,900	2,988,398
8.40%, 01/15/22	580	775,183
9.40%, 02/01/21	200	275,229
Manitoba (Province of)
2.10%, 09/06/22	2,000	1,920,852
4.90%, 12/06/16[b]	3,750	4,141,965
New Brunswick (Province of)
5.20%, 02/21/17	850	948,815
Nexen Energy ULC
6.20%, 07/30/19	1,750	2,065,616
Nova Scotia (Province of)
5.13%, 01/26/17	1,250	1,389,201
9.25%, 03/01/20	2,000	2,679,472
Ontario (Province of)
1.00%, 07/22/16	5,000	5,049,636
1.10%, 10/25/17	5,000	4,995,617
1.20%, 02/14/18[b]	5,000	4,980,862
1.60%, 09/21/16	4,950	5,059,740
1.65%, 09/27/19	5,500	5,435,740
2.30%, 05/10/16	4,100	4,246,717
2.70%, 06/16/15	5,200	5,327,108
4.00%, 10/07/19	4,800	5,305,277
4.40%, 04/14/20[b]	4,650	5,244,495
4.75%, 01/19/16[b]	320	342,853
4.95%, 11/28/16[b]	1,300	1,436,245
5.45%, 04/27/16	2,475	2,709,048
Quebec (Province of)
2.63%, 02/13/23	1,000	980,016
2.75%, 08/25/21[b]	2,650	2,692,661
3.50%, 07/29/20[b]	3,450	3,709,854

186

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

4.60%, 05/26/15[b]	$2,240	$2,334,269
4.63%, 05/14/18[b]	1,000	1,123,892
5.00%, 03/01/16	2,092	2,259,259
5.13%, 11/14/16	500	553,898
7.13%, 02/09/24	3,200	4,205,060

		116,525,395
CHINA — 0.11%
China Development Bank Corp.
5.00%, 10/15/15	1,500	1,578,739
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	5,000	4,696,207

		6,274,946
COLOMBIA — 0.11%
Ecopetrol SA
4.25%, 09/18/18	500	535,860
7.63%, 07/23/19	4,950	6,014,250

		6,550,110
GERMANY — 3.27%
FMS Wertmanagement AoeR
1.00%, 11/21/17	1,500	1,495,608
1.13%, 10/14/16	9,200	9,311,679
KfW
0.50%, 09/30/15	4,200	4,212,080
0.50%, 04/19/16	17,400	17,437,634
0.63%, 12/15/16	5,000	4,998,578
0.75%, 03/17/17[b]	14,500	14,497,447
1.00%, 06/11/18	6,000	5,930,579
1.25%, 10/26/15	4,000	4,053,958
1.25%, 10/05/16	8,700	8,837,824
1.25%, 02/15/17	2,700	2,736,601
1.88%, 04/01/19	10,400	10,538,557
2.00%, 06/01/16	2,850	2,938,406
2.13%, 01/17/23	10,050	9,754,453
2.38%, 08/25/21[b]	6,750	6,808,246
2.63%, 02/16/16	4,500	4,674,209
2.63%, 01/25/22	4,750	4,845,922
2.75%, 09/08/20	1,850	1,930,164
2.75%, 10/01/20	12,400	12,927,449
4.00%, 01/27/20	6,398	7,129,766
4.38%, 07/21/15	680	711,705
4.50%, 07/16/18	2,347	2,643,362
4.88%, 01/17/17	9,850	10,916,471
4.88%, 06/17/19	5,290	6,107,872
5.13%, 03/14/16	1,400	1,518,257
Series G
4.38%, 03/15/18	3,450	3,850,049
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	5,700	5,649,698
1.38%, 10/23/19	10,250	10,036,653
1.88%, 09/17/18	2,500	2,549,015
2.13%, 07/15/16	1,550	1,604,679
2.50%, 02/15/16	2,000	2,073,073
3.13%, 07/15/15	2,400	2,476,278
4.88%, 11/16/15	650	692,483
5.00%, 11/08/16	2,330	2,574,844
5.13%, 02/01/17	500	557,655

		189,021,254

Security	Principal (000s)	Value

JAPAN — 0.58%
Development Bank of Japan Inc.
4.25%, 06/09/15	$490	$509,254
5.13%, 02/01/17[b]	2,600	2,888,874
Japan Bank for International Cooperation
1.13%, 07/19/17	3,500	3,519,202
1.75%, 07/31/18	4,200	4,245,190
3.38%, 07/31/23	5,000	5,244,544
Japan Finance Corp.
1.88%, 09/24/15	1,500	1,529,242
2.13%, 02/07/19	1,000	1,019,152
2.25%, 07/13/16	3,500	3,625,566
2.50%, 01/21/16	2,100	2,172,675
2.50%, 05/18/16	2,500	2,598,218
Japan Finance Organization for Municipalities
4.00%, 01/13/21	3,300	3,636,788
4.63%, 04/21/15[b]	250	259,445
5.00%, 05/16/17	2,300	2,569,167

		33,817,317
MEXICO — 0.49%
Petroleos Mexicanos
3.13%, 01/23/19[a]	1,500	1,537,500
3.50%, 01/30/23	6,250	6,031,250
4.88%, 01/24/22[b]	6,000	6,435,000
4.88%, 01/18/24[b]	3,500	3,710,000
5.50%, 01/21/21[b]	4,300	4,783,750
5.75%, 03/01/18	967	1,078,205
6.00%, 03/05/20[b]	2,900	3,298,750
8.00%, 05/03/19[b]	1,000	1,230,000

		28,104,455
NETHERLANDS — 0.24%
Petrobras Global Finance BV
3.25%, 03/17/17	8,600	8,775,414
4.88%, 03/17/20	5,025	5,156,258

		13,931,672
NORWAY — 0.28%
Statoil ASA
1.15%, 05/15/18	790	778,556
1.20%, 01/17/18	1,700	1,690,471
1.80%, 11/23/16	500	512,388
2.45%, 01/17/23	7,900	7,590,309
3.13%, 08/17/17	2,660	2,823,481
3.15%, 01/23/22	158	161,580
5.25%, 04/15/19	1,879	2,160,284
6.70%, 01/15/18	200	233,760

		15,950,829
SOUTH KOREA — 0.59%
Export-Import Bank of Korea (The)
1.25%, 11/20/15	1,500	1,511,313
3.75%, 10/20/16	600	637,881

187

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

4.00%, 01/11/17	$750	$803,756
4.00%, 01/29/21	500	533,765
4.00%, 01/14/24[b]	2,000	2,135,259
4.13%, 09/09/15	3,300	3,441,457
4.38%, 09/15/21	3,200	3,484,246
5.00%, 04/11/22[b]	1,000	1,138,487
5.13%, 06/29/20	2,950	3,350,474
Korea Development Bank (The)
1.50%, 01/22/18	3,500	3,459,638
3.00%, 09/14/22[b]	3,000	2,980,714
3.25%, 03/09/16	2,700	2,807,249
3.50%, 08/22/17	1,930	2,041,469
4.00%, 09/09/16	1,500	1,596,180
4.38%, 08/10/15	585	609,442
Korea Finance Corp.
4.63%, 11/16/21	3,000	3,311,324

		33,842,654
SUPRANATIONAL — 1.51%
Asian Development Bank
0.50%, 06/20/16	7,420	7,430,696
1.13%, 03/15/17	14,800	14,949,810
1.38%, 03/23/20	4,900	4,765,349
1.75%, 03/21/19	1,300	1,312,754
1.88%, 10/23/18	1,700	1,734,890
2.50%, 03/15/16	1,250	1,297,679
5.50%, 06/27/16	1,150	1,268,688
Inter-American Development Bank
0.88%, 03/15/18	6,500	6,422,999
1.13%, 03/15/17	2,000	2,020,521
1.38%, 10/18/16	2,200	2,241,858
1.75%, 08/24/18	1,700	1,727,672
2.13%, 11/09/20	4,500	4,531,123
2.25%, 07/15/15	8,300	8,488,052
3.00%, 10/04/23	14,400	14,915,082
3.88%, 02/14/20	750	831,416
4.25%, 09/10/18	2,000	2,239,486
5.13%, 09/13/16	4,692	5,178,144
Series E
3.88%, 09/17/19	5,500	6,094,314

		87,450,533
SWEDEN — 0.19%
Svensk Exportkredit AB
0.63%, 05/31/16	1,767	1,771,747
1.13%, 04/05/18	1,500	1,487,066
1.75%, 10/20/15	1,355	1,380,476
2.13%, 07/13/16	5,050	5,216,878
5.13%, 03/01/17	1,288	1,436,837

		11,293,004

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $594,539,598)		602,746,367

FOREIGN GOVERNMENT OBLIGATIONS[f] — 3.63%

BRAZIL — 0.40%
Brazil (Federative Republic of)
2.63%, 01/05/23[b]	4,000	3,720,000

Security	Principal (000s)	Value

4.88%, 01/22/21[b]	$8,075	$8,862,312
5.88%, 01/15/19[b]	2,450	2,801,575
6.00%, 01/17/17	2,225	2,473,088
8.00%, 01/15/18[b]	781	875,093
8.88%, 10/14/19	2,250	2,958,750
12.75%, 01/15/20	1,000	1,521,250

		23,212,068
CANADA — 0.18%
Canada (Government of)
0.88%, 02/14/17	6,625	6,660,071
1.63%, 02/27/19[b]	3,500	3,522,775

		10,182,846
CHILE — 0.12%
Chile (Republic of)
2.25%, 10/30/22[b]	2,750	2,585,000
3.25%, 09/14/21	1,350	1,381,725
3.88%, 08/05/20[b]	3,000	3,235,500

		7,202,225
COLOMBIA — 0.32%
Colombia (Republic of)
4.38%, 07/12/21[b]	7,800	8,404,500
7.38%, 01/27/17	2,600	2,990,000
7.38%, 03/18/19	4,700	5,757,500
11.75%, 02/25/20[b]	1,000	1,460,000

		18,612,000
ISRAEL — 0.13%
Israel (State of)
4.00%, 06/30/22[b]	2,400	2,568,000
5.13%, 03/26/19	2,825	3,220,500
5.50%, 11/09/16[b]	1,600	1,777,600

		7,566,100
ITALY — 0.31%
Italy (Republic of)
5.25%, 09/20/16[b]	9,230	10,109,431
5.38%, 06/12/17	3,000	3,331,278
6.88%, 09/27/23	3,500	4,417,009

		17,857,718
MEXICO — 0.53%
United Mexican States
3.63%, 03/15/22[b]	7,100	7,384,000
4.00%, 10/02/23[b]	8,400	8,820,000
5.63%, 01/15/17[b]	8,900	9,892,350
5.95%, 03/19/19[b]	2,300	2,673,750
8.13%, 12/30/19[b]	850	1,160,250
11.38%, 09/15/16	800	1,006,000

		30,936,350

188

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

PANAMA — 0.02%
Panama (Republic of)
5.20%, 01/30/20[b]	$1,000	$1,117,500

		1,117,500
PERU — 0.04%
Peru (Republic of)
7.13%, 03/30/19	1,725	2,113,125

		2,113,125
PHILIPPINES — 0.20%
Philippines (Republic of the)
4.00%, 01/15/21	5,000	5,365,001
9.88%, 01/15/19	4,500	5,973,750

		11,338,751
POLAND — 0.40%
Poland (Republic of)
3.88%, 07/16/15	3,650	3,784,977
4.00%, 01/22/24[b]	5,000	5,176,900
5.00%, 10/19/15	770	816,493
5.00%, 03/23/22	4,200	4,716,726
5.13%, 04/21/21	1,950	2,206,815
6.38%, 07/15/19[b]	5,500	6,537,520

		23,239,431
SOUTH AFRICA — 0.21%
South Africa (Republic of)
4.67%, 01/17/24[b]	3,500	3,619,980
5.50%, 03/09/20[b]	3,100	3,432,692
6.88%, 05/27/19[b]	4,250	4,964,510

		12,017,182
SOUTH KOREA — 0.10%
Korea (Republic of)
5.13%, 12/07/16[b]	750	828,420
7.13%, 04/16/19	3,800	4,702,464

		5,530,884
TURKEY — 0.65%
Turkey (Republic of)
3.25%, 03/23/23[b]	12,500	11,548,500
6.25%, 09/26/22	3,000	3,404,220
6.75%, 04/03/18	17,500	19,847,976
7.50%, 07/14/17	2,500	2,856,900

		37,657,596

Security	Principal (000s)	Value

URUGUAY — 0.02%
Uruguay (Republic of)
8.00%, 11/18/22[b]	$1,000	$1,302,500

		1,302,500

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $206,540,962)		209,886,276

MUNICIPAL DEBT OBLIGATIONS — 0.33%

CALIFORNIA — 0.11%
Southern California Public Power Authority RB Electric Power & Light Revenues
Series B
6.93%, 05/15/17(AGM)	600	692,640
State of California GO
3.95%, 11/01/15	875	916,169
5.45%, 04/01/15	1,360	1,415,148
5.75%, 03/01/17	500	563,990
5.95%, 04/01/16	290	317,558
6.20%, 10/01/19	1,500	1,813,485
State of California GO BAB
5.70%, 11/01/21	500	600,940

		6,319,930
FLORIDA — 0.06%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
1.30%, 07/01/16	1,155	1,167,070
3.00%, 07/01/20	2,500	2,534,175

		3,701,245
ILLINOIS — 0.08%
State of Illinois GO
4.96%, 03/01/16	500	532,665
5.37%, 03/01/17	250	274,507
5.67%, 03/01/18	2,000	2,240,640
5.88%, 03/01/19	1,690	1,910,900

		4,958,712
MASSACHUSETTS — 0.01%
Commonwealth of Massachusetts GO BAB
Series E
4.20%, 12/01/21	600	660,798

		660,798
NEW JERSEY — 0.06%
New Jersey Economic Development Authority RB Lease Appropriation
Series B
0.00%, 02/15/20(AGM)	3,000	2,520,390
0.00%, 02/15/21(AGM)	480	384,019
0.00%, 02/15/23(AGM)	180	128,902

189

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2014

Security	Principal or Shares (000s)	Value

New Jersey State Turnpike Authority RB Turnpike Revenue
Series B
4.25%, 01/01/16 (AMBAC)	$195	$201,049

		3,234,360
WASHINGTON — 0.01%
Energy Northwest RB Electric Power & Light Revenues
Series E
2.20%, 07/01/19	500	503,405

		503,405

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $18,241,010)		19,378,450

SHORT-TERM INVESTMENTS — 9.11%

MONEY MARKET FUNDS — 9.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,g,h]	399,538	399,537,840
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,g,h]	31,526	31,525,655
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,g]	95,235	95,234,839

		526,298,334

TOTAL SHORT-TERM INVESTMENTS
(Cost: $526,298,334)		526,298,334

TOTAL INVESTMENTS IN SECURITIES — 106.97%
(Cost: $6,057,103,481)		6,181,823,358
Other Assets, Less Liabilities — (6.97)%		(402,994,679)

NET ASSETS — 100.00%		$5,778,828,679

BAB   —   Build America Bond

GO   —   General Obligation

RB   —   Revenue Bond

Insured by:

AGM   —   Assured Guaranty Municipal Corp.

AMBAC   —   Ambac Assurance Corp.

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Affiliated issuer. See Note 2.

[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

190

Schedule of Investments (Unaudited)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 31.21%

AEROSPACE & DEFENSE — 0.46%
Boeing Co. (The)
4.88%, 02/15/20	$450	$506,261
Embraer SA
5.15%, 06/15/22	250	272,500
Exelis Inc.
5.55%, 10/01/21	200	210,325
Honeywell International Inc.
3.35%, 12/01/23	250	255,769
5.00%, 02/15/19	175	199,061
5.30%, 03/01/18	262	298,282
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	650	719,535
Lockheed Martin Corp.
3.35%, 09/15/21	300	312,450
Northrop Grumman Corp.
1.75%, 06/01/18	400	399,097
Precision Castparts Corp.
1.25%, 01/15/18	200	198,671
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	625	601,237
Rockwell Collins Inc.
3.70%, 12/15/23 (Call 09/15/23)	250	260,018
Textron Inc.
3.65%, 03/01/21	250	258,022
4.63%, 09/21/16	100	107,270
United Technologies Corp.
1.80%, 06/01/17	500	511,360
3.10%, 06/01/22	300	305,587
5.38%, 12/15/17	473	539,647

		5,955,092
AIR FREIGHT & LOGISTICS — 0.08%
FedEx Corp.
2.63%, 08/01/22	500	479,535
United Parcel Service Inc.
3.13%, 01/15/21	250	260,127
5.13%, 04/01/19	282	324,382

		1,064,044
AIRLINES — 0.09%
American Airlines Inc. 2013-2 Pass Through Trust Class A
4.95%, 07/15/24[a]	243	261,098
Continental Airlines Inc. 2007-1 Pass Through Trust Class A
5.98%, 10/19/23	211	239,130
Continental Airlines Inc. 2010-1A Pass Through Trust Class A
4.75%, 07/12/22[b]	86	92,719
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 11/23/20	36	39,427

Security	Principal (000s)	Value

Delta Air Lines Inc. 2012-1A Pass Through Trust Class A
4.75%, 11/07/21	$448	$484,268

		1,116,642
AUTO COMPONENTS — 0.05%
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	250	266,563
Johnson Controls Inc.
3.75%, 12/01/21 (Call 09/01/21)	200	209,606
4.25%, 03/01/21	200	216,333

		692,502
BEVERAGES — 0.78%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	500	498,608
3.70%, 02/01/24	500	519,019
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	800	806,265
2.50%, 07/15/22	350	337,508
5.38%, 01/15/20	400	464,310
7.75%, 01/15/19	500	623,585
Beam Suntory Inc.
5.38%, 01/15/16	54	57,739
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	250	234,241
Coca-Cola Co. (The)
2.45%, 11/01/20[b]	600	604,664
3.30%, 09/01/21	500	524,391
5.35%, 11/15/17	750	855,070
Coca-Cola Enterprises Inc.
2.13%, 09/15/15	300	305,910
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18[b]	500	505,883
Diageo Capital PLC
1.50%, 05/11/17	200	202,375
2.63%, 04/29/23 (Call 01/29/23)	250	239,150
Diageo Finance BV
5.30%, 10/28/15	498	531,954
Diageo Investment Corp.
2.88%, 05/11/22	250	247,835
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	100	103,561
3.20%, 11/15/21 (Call 08/15/21)	200	203,773
PepsiCo Inc.
1.25%, 08/13/17	375	376,892
2.25%, 01/07/19 (Call 12/07/18)	425	434,026
2.75%, 03/05/22	300	298,162
3.13%, 11/01/20[b]	100	104,233
3.60%, 03/01/24 (Call 12/01/23)[b]	400	411,092
7.90%, 11/01/18	500	626,293

		10,116,539
BIOTECHNOLOGY — 0.25%
Amgen Inc.
2.13%, 05/15/17	500	511,790
2.20%, 05/22/19 (Call 04/22/19)	250	250,593
2.30%, 06/15/16	150	153,624
3.88%, 11/15/21 (Call 08/15/21)	400	424,451

191

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

5.70%, 02/01/19[b]	$437	$505,755
Celgene Corp.
2.25%, 05/15/19	150	151,132
3.95%, 10/15/20	100	106,014
4.00%, 08/15/23	250	260,592
Gilead Sciences Inc.
2.05%, 04/01/19	200	201,202
3.05%, 12/01/16	300	315,389
3.70%, 04/01/24 (Call 01/01/24)	200	205,557
4.50%, 04/01/21 (Call 01/01/21)	100	110,738

		3,196,837
BUILDING PRODUCTS — 0.02%
Owens Corning Inc.
9.00%, 06/15/19	160	201,941

		201,941
CAPITAL MARKETS — 3.33%
Ameriprise Financial Inc.
4.00%, 10/15/23	360	379,920
5.30%, 03/15/20	150	171,988
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	550	552,024
1.30%, 01/25/18 (Call 12/25/17)[b]	600	593,034
2.10%, 08/01/18	180	181,587
2.10%, 01/15/19 (Call 12/15/18)	250	250,120
2.20%, 05/15/19 (Call 04/15/19)	200	202,511
2.30%, 07/28/16	300	309,489
3.40%, 05/15/24 (Call 04/15/24)	90	91,833
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.70%, 11/15/14	822	841,561
Charles Schwab Corp. (The)
0.85%, 12/04/15	250	250,606
3.23%, 09/01/22	262	263,825
Credit Suisse (USA) Inc.
5.38%, 03/02/16	598	641,616
Deutsche Bank AG London
2.50%, 02/13/19[b]	250	254,351
3.70%, 05/30/24	215	216,465
6.00%, 09/01/17	898	1,024,186
European Investment Bank
0.50%, 08/15/16	2,950	2,950,878
1.00%, 07/15/15	800	806,728
1.00%, 03/15/18	1,100	1,090,221
1.00%, 06/15/18	900	888,160
1.25%, 10/14/16	850	863,207
1.63%, 12/18/18	1,000	1,005,599
1.88%, 03/15/19	2,000	2,024,560
2.13%, 07/15/16	900	931,556
4.00%, 02/16/21	1,700	1,893,011
Franklin Resources Inc.
2.80%, 09/15/22	250	244,044
Goldman Sachs Group Inc. (The)
1.60%, 11/23/15	3,575	3,617,551
3.63%, 02/07/16	600	627,061
3.70%, 08/01/15	500	516,870
4.00%, 03/03/24[b]	250	254,684
5.25%, 07/27/21	700	787,373
5.35%, 01/15/16	560	600,242
5.75%, 01/24/22	1,400	1,619,012

Security	Principal (000s)	Value

5.95%, 01/18/18	$500	$569,593
6.15%, 04/01/18	965	1,109,775
7.50%, 02/15/19	500	611,333
International Finance Corp.
0.88%, 06/15/18	1,400	1,376,093
1.00%, 04/24/17[b]	650	653,865
2.25%, 04/11/16	500	517,348
Invesco Finance PLC
4.00%, 01/30/24	250	261,027
Jefferies Group LLC
5.13%, 01/20/23[b]	200	213,153
8.50%, 07/15/19	462	576,594
Lazard Group LLC
4.25%, 11/14/20	250	259,881
Morgan Stanley
1.75%, 02/25/16	250	253,480
2.13%, 04/25/18	200	201,616
3.45%, 11/02/15	150	155,732
3.80%, 04/29/16	900	947,434
4.10%, 01/26/15	300	306,630
4.10%, 05/22/23	200	201,372
4.88%, 11/01/22	975	1,043,475
5.45%, 01/09/17	500	551,641
5.50%, 07/24/20	200	228,367
5.75%, 10/18/16	473	522,548
5.75%, 01/25/21	950	1,101,548
6.00%, 04/28/15	736	771,424
6.63%, 04/01/18	1,103	1,290,804
7.30%, 05/13/19	262	320,087
Series F
3.88%, 04/29/24[b]	350	353,927
Nomura Holdings Inc.
2.00%, 09/13/16	700	710,219
6.70%, 03/04/20	225	271,238
Northern Trust Corp.
3.38%, 08/23/21	100	105,019
3.45%, 11/04/20	50	53,173
State Street Corp.
3.70%, 11/20/23[b]	250	258,524
4.38%, 03/07/21[b]	300	333,659

		43,076,452
CHEMICALS — 0.59%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	50	49,248
Air Products and Chemicals Inc.
2.00%, 08/02/16	250	257,049
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	300	293,955
2.90%, 11/15/22 (Call 08/15/22)	250	240,733
CF Industries Inc.
7.13%, 05/01/20	250	305,385
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	250	245,363
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	500	489,073
4.25%, 11/15/20 (Call 08/15/20)[b]	300	323,585
8.55%, 05/15/19	400	516,260
E.I. du Pont de Nemours and Co.
3.63%, 01/15/21[b]	300	317,874
4.25%, 04/01/21[b]	650	710,845

192

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

Eastman Chemical Co.
3.00%, 12/15/15	$200	$206,752
Ecolab Inc.
3.00%, 12/08/16	600	630,729
FMC Corp.
4.10%, 02/01/24 (Call 11/01/23)	250	260,961
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	600	672,369
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	150	155,586
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	300	360,111
PPG Industries Inc.
3.60%, 11/15/20	200	209,282
Praxair Inc.
1.05%, 11/07/17	500	494,668
3.00%, 09/01/21	100	101,973
4.05%, 03/15/21	100	108,590
4.50%, 08/15/19	256	285,354
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	250	243,576
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	50	52,315
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	150	157,187

		7,688,823
COMMERCIAL BANKS — 3.89%
Abbey National Treasury Services PLC
4.00%, 04/27/16	300	317,716
4.00%, 03/13/24	250	260,098
African Development Bank
1.13%, 03/15/17	750	757,177
1.63%, 10/02/18	250	252,385
American Express Centurion Bank
5.95%, 06/12/17	300	339,702
Associated Banc-Corp.
5.13%, 03/28/16 (Call 02/28/16)	100	106,158
Australia and New Zealand Banking Group Ltd.
1.45%, 05/15/18	250	247,441
Bank of America N.A.
5.30%, 03/15/17	500	549,978
Bank of Montreal
1.45%, 04/09/18 (Call 03/09/18)	600	596,449
2.38%, 01/25/19 (Call 12/25/18)	250	254,523
2.50%, 01/11/17	200	207,823
Bank of Nova Scotia
2.05%, 10/07/15	700	715,168
2.05%, 10/30/18	1,000	1,008,909
4.38%, 01/13/21	150	166,971
Barclays Bank PLC
2.50%, 02/20/19[b]	500	508,510
5.13%, 01/08/20	900	1,020,825
5.20%, 07/10/14	400	401,913
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	300	301,925
2.15%, 03/22/17 (Call 02/22/17)	325	332,732
3.20%, 03/15/16 (Call 02/16/16)[b]	250	259,993
6.85%, 04/30/19	162	196,742
BNP Paribas SA
2.38%, 09/14/17[b]	550	564,138

Security	Principal (000s)	Value

2.45%, 03/17/19	$500	$503,633
5.00%, 01/15/21	800	888,917
BPCE SA
4.00%, 04/15/24	250	254,113
Branch Banking & Trust Co.
1.00%, 04/03/17 (Call 03/03/17)	250	248,961
2.85%, 04/01/21 (Call 03/01/21)	500	505,567
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	150	150,920
1.55%, 01/23/18 (Call 12/23/17)	200	200,769
Capital One N.A.
1.50%, 03/22/18 (Call 02/22/18)[b]	400	396,200
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	85	85,577
3.00%, 09/16/15	50	51,484
Commonwealth Bank of Australia
1.90%, 09/18/17	250	254,670
2.50%, 09/20/18	500	514,868
Corporacion Andina de Fomento
4.38%, 06/15/22	300	320,242
Council of Europe Development Bank
1.13%, 05/31/18	800	792,991
1.50%, 02/22/17	250	254,718
Credit Suisse New York
5.40%, 01/14/20	375	418,975
6.00%, 02/15/18	400	458,264
European Bank for Reconstruction and Development
1.00%, 02/16/17	750	754,974
1.50%, 03/16/20	500	490,118
1.63%, 11/15/18[b]	600	605,102
Fifth Third Bancorp
2.30%, 03/01/19 (Call 01/30/19)	200	201,245
4.30%, 01/16/24 (Call 12/16/23)[b]	200	208,613
5.45%, 01/15/17	526	579,234
HSBC Bank (USA) N.A.
4.88%, 08/24/20	350	386,215
HSBC Holdings PLC
4.00%, 03/30/22	250	265,920
5.10%, 04/05/21	425	483,835
HSBC USA Inc.
2.63%, 09/24/18	800	828,657
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	250	250,459
Intesa Sanpaolo SpA
3.13%, 01/15/16	300	308,326
3.88%, 01/15/19[b]	750	784,419
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	1,000	1,141,580
KeyBank N.A.
1.65%, 02/01/18	500	494,209
KeyCorp
5.10%, 03/24/21	250	284,468
Lloyds Bank PLC
4.20%, 03/28/17	500	542,569
Manufacturers and Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	750	739,699
National Australia Bank Ltd.
1.60%, 08/07/15	500	506,847
2.30%, 07/25/18[b]	250	254,987
National City Corp.
6.88%, 05/15/19	776	926,958
Nordic Investment Bank

193

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

0.50%, 04/14/16	$1,700	$1,704,438
5.00%, 02/01/17	307	341,650
PNC Bank N.A.
1.30%, 10/03/16 (Call 09/03/16)[c]	250	251,734
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[c]	700	716,323
4.38%, 08/11/20[c]	200	220,319
5.25%, 11/15/15[c]	135	143,700
Rabobank Nederland
3.38%, 01/19/17	725	769,265
3.95%, 11/09/22	500	507,597
4.50%, 01/11/21	725	800,824
Royal Bank of Canada
1.50%, 01/16/18	500	500,371
2.20%, 07/27/18	500	510,819
2.30%, 07/20/16	150	155,052
2.88%, 04/19/16	350	364,765
Royal Bank of Scotland Group PLC
4.38%, 03/16/16	400	424,731
5.63%, 08/24/20	500	573,790
6.13%, 01/11/21	375	443,600
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)[b]	250	259,830
4.63%, 04/19/16	100	106,130
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	500	497,211
2.50%, 07/19/18	500	512,895
3.95%, 01/10/24[b]	250	261,431
SunTrust Bank
1.35%, 02/15/17 (Call 01/15/17)	250	251,035
7.25%, 03/15/18	262	307,655
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	100	105,379
Svenska Handelsbanken AB
2.50%, 01/25/19	250	255,983
2.88%, 04/04/17	250	261,884
Toronto-Dominion Bank (The)
1.13%, 05/02/17	100	100,189
2.38%, 10/19/16	700	726,509
2.50%, 07/14/16	100	103,848
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	500	507,059
2.20%, 11/15/16 (Call 10/14/16)	200	206,281
3.70%, 01/30/24 (Call 12/29/23)	500	518,043
4.13%, 05/24/21 (Call 04/23/21)	100	108,857
UBS AG Stamford
5.75%, 04/25/18	700	804,564
5.88%, 12/20/17	410	470,006
Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	250	257,046
US Bank N.A.
4.80%, 04/15/15	461	479,008
Wachovia Corp./Wells Fargo & Co.
5.63%, 10/15/16	550	609,092
5.75%, 06/15/17	1,010	1,144,493
Wells Fargo & Co.
1.50%, 07/01/15	500	505,459
1.50%, 01/16/18	1,600	1,596,690
2.13%, 04/22/19	200	200,704
4.60%, 04/01/21	425	473,435
Series M
3.45%, 02/13/23	975	965,694

Security	Principal (000s)	Value

Westpac Banking Corp.
1.13%, 09/25/15	$1,550	$1,562,935
3.00%, 08/04/15	350	360,161
4.88%, 11/19/19	375	422,717
Zions BanCorp.
4.50%, 06/13/23 (Call 05/11/23)	275	280,934

		50,358,714
COMMERCIAL SERVICES & SUPPLIES — 0.17%
MasterCard Inc.
2.00%, 04/01/19	50	50,278
3.38%, 04/01/24	25	25,518
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	250	260,108
Republic Services Inc.
5.00%, 03/01/20	400	449,613
Unilever Capital Corp.
0.85%, 08/02/17	500	495,051
4.25%, 02/10/21	250	276,340
Waste Management Inc.
3.50%, 05/15/24 (Call 02/15/24)	250	252,918
4.60%, 03/01/21 (Call 12/01/20)	350	387,022

		2,196,848
COMMUNICATIONS EQUIPMENT — 0.22%
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	300	302,030
Cisco Systems Inc.
3.63%, 03/04/24[b]	750	772,814
5.50%, 02/22/16	1,072	1,163,585
Harris Corp.
4.40%, 12/15/20	150	159,643
Juniper Networks Inc.
4.60%, 03/15/21	200	212,088
Motorola Solutions Inc.
3.50%, 03/01/23	275	266,738

		2,876,898
COMPUTERS & PERIPHERALS — 0.50%
Apple Inc.
1.00%, 05/03/18	1,025	1,006,364
1.05%, 05/05/17	100	100,233
2.10%, 05/06/19	600	605,654
2.40%, 05/03/23[b]	450	427,021
2.85%, 05/06/21	200	202,919
3.45%, 05/06/24[b]	155	157,767
EMC Corp.
1.88%, 06/01/18	475	479,880
2.65%, 06/01/20	250	252,373
3.38%, 06/01/23 (Call 03/01/23)	100	102,110
Hewlett-Packard Co.
2.60%, 09/15/17	900	931,087
2.65%, 06/01/16	150	155,076
4.30%, 06/01/21	425	454,163
4.65%, 12/09/21[b]	200	219,416
5.50%, 03/01/18[b]	501	565,410
NetApp Inc.
2.00%, 12/15/17	250	253,695

194

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

Seagate HDD Cayman
3.75%, 11/15/18[a]	$350	$363,125
4.75%, 06/01/23[a,b]	200	203,500

		6,479,793
CONSTRUCTION & ENGINEERING — 0.02%
Fluor Corp.
3.38%, 09/15/21	200	204,764

		204,764
CONSTRUCTION MATERIALS — 0.01%
CRH America Inc.
8.13%, 07/15/18	100	123,273

		123,273
CONSUMER FINANCE — 1.13%
American Express Co.
1.55%, 05/22/18	500	498,489
2.65%, 12/02/22	250	244,246
6.80%, 09/01/66 (Call 09/01/16)[d]	268	296,140
7.00%, 03/19/18	342	408,015
American Express Credit Corp.
2.38%, 03/24/17	400	415,006
2.75%, 09/15/15	600	617,255
2.80%, 09/19/16	200	208,918
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	250	258,090
Capital One Bank (USA) N.A.
2.25%, 02/13/19	500	503,808
3.38%, 02/15/23	250	248,999
Capital One Financial Corp.
3.75%, 04/24/24 (Call 03/24/24)	200	203,153
6.75%, 09/15/17	326	379,696
Caterpillar Financial Services Corp.
1.63%, 06/01/17	250	253,574
7.15%, 02/15/19	200	243,728
Series G
2.45%, 09/06/18	250	257,378
Discover Financial Services
3.85%, 11/21/22	575	582,970
Ford Motor Credit Co. LLC
1.70%, 05/09/16	800	811,370
2.38%, 01/16/18	200	203,884
4.25%, 02/03/17	1,000	1,075,327
4.38%, 08/06/23[b]	200	212,208
7.00%, 04/15/15	950	1,002,516
8.13%, 01/15/20	750	956,441
HSBC Finance Corp.
5.50%, 01/19/16	350	376,409
6.68%, 01/15/21	444	530,796
John Deere Capital Corp.
1.30%, 03/12/18	400	397,670
1.70%, 01/15/20	175	169,502
1.85%, 09/15/16	500	512,591
2.80%, 03/04/21[b]	250	253,725
3.15%, 10/15/21	200	205,327
PACCAR Financial Corp.
0.80%, 02/08/16	250	250,467
Toyota Motor Credit Corp.
1.25%, 10/05/17	600	600,802

Security	Principal (000s)	Value

1.75%, 05/22/17	$500	$510,240
2.63%, 01/10/23	775	752,615
3.40%, 09/15/21	200	208,418

		14,649,773
CONTAINERS & PACKAGING — 0.01%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	50	53,361
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)	50	53,455
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	15	15,702

		122,518
DIVERSIFIED FINANCIAL SERVICES — 3.64%
Alterra Finance LLC
6.25%, 09/30/20	100	116,981
Bank of America Corp.
2.00%, 01/11/18	1,100	1,106,160
2.60%, 01/15/19	600	608,402
3.30%, 01/11/23	500	492,311
3.63%, 03/17/16	500	523,844
4.13%, 01/22/24	975	1,006,060
4.50%, 04/01/15	600	619,234
5.42%, 03/15/17	1,000	1,101,773
5.45%, 07/15/14	585	588,505
5.63%, 07/01/20	950	1,092,897
5.65%, 05/01/18	910	1,035,294
5.70%, 01/24/22	1,225	1,421,486
6.05%, 05/16/16	600	655,684
6.50%, 08/01/16	300	334,185
6.88%, 04/25/18	350	414,006
7.63%, 06/01/19	262	325,318
BBVA U.S. Senior SA Unipersonal
4.66%, 10/09/15	500	524,681
BP Capital Markets PLC
1.85%, 05/05/17	250	255,220
2.24%, 09/26/18	600	612,732
2.75%, 05/10/23	200	192,320
3.13%, 10/01/15	200	207,190
3.20%, 03/11/16	800	837,912
3.56%, 11/01/21[b]	200	209,059
3.99%, 09/26/23	500	527,702
4.74%, 03/11/21	200	224,762
4.75%, 03/10/19	150	168,265
Citigroup Inc.
1.25%, 01/15/16	250	251,453
1.70%, 07/25/16	200	202,507
1.75%, 05/01/18	500	496,080
2.25%, 08/07/15	500	508,589
2.55%, 04/08/19	200	202,016
3.50%, 05/15/23	500	485,434
3.88%, 10/25/23[b]	375	382,307
4.45%, 01/10/17	1,575	1,701,012
4.50%, 01/14/22	250	270,967
4.75%, 05/19/15	650	675,585
6.13%, 05/15/18	985	1,138,420
8.50%, 05/22/19	512	655,177
Deutsche Telekom International Finance BV
5.75%, 03/23/16	315	342,748

195

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

General Electric Capital Corp.
1.63%, 07/02/15	$300	$303,919
1.63%, 04/02/18[b]	500	502,155
2.95%, 05/09/16	450	469,835
3.10%, 01/09/23	650	648,616
3.45%, 05/15/24 (Call 02/13/24)	100	101,005
4.65%, 10/17/21	400	445,953
5.00%, 01/08/16	640	685,293
5.30%, 02/11/21	650	739,690
5.63%, 09/15/17	1,800	2,043,015
5.63%, 05/01/18	1,162	1,335,102
6.00%, 08/07/19	762	903,138
Intercontinental Exchange, Inc.
4.00%, 10/15/23	100	105,533
IntercontinentalExchange Group Inc.
2.50%, 10/15/18	100	102,595
International Bank for Reconstruction and Development
0.50%, 04/15/16	600	601,457
1.00%, 09/15/16	2,500	2,526,235
2.13%, 02/13/23[b]	900	892,817
2.38%, 05/26/15	750	765,840
Series GDIF
1.88%, 03/15/19[b]	750	762,507
J.P. Morgan Chase & Co.
1.10%, 10/15/15	750	754,517
1.35%, 02/15/17	250	250,669
1.63%, 05/15/18	1,300	1,290,916
1.80%, 01/25/18[b]	500	501,604
2.35%, 01/28/19[b]	250	253,215
3.15%, 07/05/16	600	626,563
3.20%, 01/25/23	400	396,461
3.25%, 09/23/22	450	450,698
3.38%, 05/01/23[b]	600	585,374
3.45%, 03/01/16	450	470,371
4.25%, 10/15/20	500	541,763
4.35%, 08/15/21	500	543,830
4.50%, 01/24/22	600	656,432
6.00%, 01/15/18	800	918,545
6.30%, 04/23/19	262	310,793
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)	450	484,112
5.50%, 09/01/20	100	112,576
NASDAQ OMX Group Inc. (The)
4.25%, 06/01/24 (Call 03/01/24)	150	151,100
National Rural Utilities Cooperative Finance Corp.
2.15%, 02/01/19 (Call 01/01/19)	250	251,537
3.05%, 02/15/22 (Call 11/15/21)	250	254,379
3.40%, 11/15/23 (Call 08/15/23)	250	256,209
ORIX Corp.
5.00%, 01/12/16	250	265,974
Voya Financial Inc.
5.50%, 07/15/22	250	286,822

		47,063,443
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.00%
AT&T Inc.
0.90%, 02/12/16	850	853,030
1.40%, 12/01/17	600	598,593
2.30%, 03/11/19	50	50,500
2.40%, 08/15/16	950	980,236
2.50%, 08/15/15	225	230,296

Security	Principal (000s)	Value

3.00%, 02/15/22	$750	$749,563
5.50%, 02/01/18	750	852,057
British Telecommunications PLC
2.35%, 02/14/19[b]	250	252,123
5.95%, 01/15/18	150	172,250
Embarq Corp.
7.08%, 06/01/16	450	501,750
Orange
2.75%, 02/06/19	500	512,860
5.38%, 07/08/19	50	57,080
Telefonica Emisiones SAU
3.19%, 04/27/18	500	521,344
3.73%, 04/27/15	450	461,872
5.46%, 02/16/21[b]	450	511,047
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	900	846,823
2.55%, 06/17/19	500	506,906
3.45%, 03/15/21	375	388,128
3.50%, 11/01/21	300	308,731
3.65%, 09/14/18	1,225	1,312,358
4.50%, 09/15/20	750	828,089
5.15%, 09/15/23	1,325	1,490,524

		12,986,160
ELECTRIC UTILITIES — 1.03%
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	300	300,815
2.95%, 12/15/22 (Call 09/15/22)[b]	250	243,931
Arizona Public Service Co.
8.75%, 03/01/19	250	324,656
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)[b]	250	258,307
5.75%, 04/01/18	300	344,190
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	250	239,876
Detroit Edison Co. (The)
3.45%, 10/01/20 (Call 07/01/20)	150	159,226
Duke Energy Corp.
1.63%, 08/15/17	250	252,628
2.10%, 06/15/18 (Call 05/15/18)[b]	300	303,896
3.05%, 08/15/22 (Call 05/15/22)	100	99,802
3.55%, 09/15/21 (Call 06/15/21)	150	157,355
5.05%, 09/15/19	262	297,556
Duke Energy Indiana Inc.
3.75%, 07/15/20	200	214,591
Duke Energy Progress Inc.
3.00%, 09/15/21 (Call 06/15/21)	150	153,660
Edison International
3.75%, 09/15/17	450	481,333
Entergy Arkansas Inc.
3.70%, 06/01/24 (Call 03/01/24)	375	390,348
3.75%, 02/15/21 (Call 11/15/20)	200	211,535
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	100	107,841
Exelon Corp.
4.90%, 06/15/15	540	562,351
Florida Power & Light Co.
3.25%, 06/01/24 (Call 12/01/23)	150	152,726
Georgia Power Co.
0.75%, 08/10/15	500	501,553
Great Plains Energy Inc.

196

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

4.85%, 06/01/21 (Call 03/01/21)	$50	$55,429
5.29%, 06/15/22 (Call 03/15/22)[e]	75	85,035
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	50	52,310
LG&E and KU Energy LLC
2.13%, 11/15/15	100	102,004
3.75%, 11/15/20 (Call 08/15/20)[b]	100	105,913
MidAmerican Energy Co.
3.70%, 09/15/23 (Call 06/15/23)	250	262,789
Nevada Power Co.
7.13%, 03/15/19	200	246,180
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	600	603,954
6.00%, 03/01/19[b]	256	298,270
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	400	432,727
Northern States Power Co.
1.95%, 08/15/15 (Call 05/15/15)	100	101,440
2.15%, 08/15/22 (Call 02/15/22)	400	380,535
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	239,614
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)[a]	435	437,861
6.38%, 01/15/15	268	277,601
Pacific Gas & Electric Co.
3.25%, 06/15/23 (Call 03/15/23)	100	100,016
8.25%, 10/15/18	600	753,966
Portland General Electric Co.
6.10%, 04/15/19	100	118,386
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	300	311,344
PPL Capital Funding Inc.
3.95%, 03/15/24 (Call 12/15/23)	75	77,913
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	150	153,466
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)[b]	375	379,345
4.40%, 01/15/21 (Call 10/15/20)	300	330,078
Public Service Co. of Oklahoma
4.40%, 02/01/21	100	109,933
Southern Co. (The)
2.38%, 09/15/15	100	102,225
Southwestern Electric Power Co.
6.45%, 01/15/19	162	191,872
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	250	243,815
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	75	83,794
UIL Holdings Corp.
4.63%, 10/01/20	100	106,871
Union Electric Co.
6.70%, 02/01/19	262	314,410
Virginia Electric and Power Co.
2.95%, 01/15/22 (Call 10/15/21)	100	101,272
3.45%, 02/15/24 (Call 11/15/23)	250	256,539
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	200	204,111

		13,379,194

Security	Principal (000s)	Value

ELECTRICAL EQUIPMENT — 0.14%
ABB Finance (USA) Inc.
2.88%, 05/08/22	$250	$248,712
Eaton Corp. PLC
1.50%, 11/02/17	500	502,180
2.75%, 11/02/22	250	243,408
Emerson Electric Co.
4.88%, 10/15/19	75	85,688
5.25%, 10/15/18	255	293,114
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	250	243,757
Tyco Electronics Group SA
6.55%, 10/01/17	200	231,518

		1,848,377
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.07%
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	50	51,330
Arrow Electronics Inc.
5.13%, 03/01/21	150	164,929
Avnet Inc.
4.88%, 12/01/22	250	267,153
Corning Inc.
4.25%, 08/15/20	50	55,124
Ingram Micro Inc.
5.25%, 09/01/17	100	107,818
Jabil Circuit Inc.
4.70%, 09/15/22[b]	250	250,000

		896,354
ENERGY EQUIPMENT & SERVICES — 0.33%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	150	154,744
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	350	380,358
Ensco PLC
4.70%, 03/15/21	300	327,861
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	300	310,581
3.50%, 08/01/23 (Call 05/01/23)	125	128,494
Nabors Industries Inc.
5.00%, 09/15/20	300	333,982
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	250	241,484
Noble Holding International Ltd.
4.63%, 03/01/21	200	214,306
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)[b]	75	78,594
5.00%, 09/01/17	100	109,826
Transocean Inc.
3.80%, 10/15/22 (Call 07/15/22)	300	293,288
5.05%, 12/15/16	450	490,610
6.00%, 03/15/18	173	195,094
6.50%, 11/15/20	200	229,558
Weatherford International Inc.
6.35%, 06/15/17[b]	268	305,448
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)	500	530,513

		4,324,741

197

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

FOOD & STAPLES RETAILING — 0.50%
Costco Wholesale Corp.
0.65%, 12/07/15	$500	$501,599
1.70%, 12/15/19	250	245,585
CVS Caremark Corp.
2.75%, 12/01/22 (Call 09/01/22)[b]	100	97,343
4.00%, 12/05/23 (Call 09/05/23)	250	263,707
4.13%, 05/15/21 (Call 02/15/21)	450	485,998
5.75%, 06/01/17	205	232,086
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
4.13%, 04/10/19	250	264,373
6.50%, 06/15/17	75	85,095
Kroger Co. (The)
2.20%, 01/15/17	300	307,649
3.90%, 10/01/15	300	312,969
4.00%, 02/01/24 (Call 11/01/23)[b]	250	259,583
Safeway Inc.
3.95%, 08/15/20	200	204,500
Sysco Corp.
2.60%, 06/12/22	250	242,419
Wal-Mart Stores Inc.
0.60%, 04/11/16	400	401,198
1.13%, 04/11/18	800	792,986
3.25%, 10/25/20	650	683,821
3.30%, 04/22/24 (Call 01/22/24)[b]	100	101,421
5.38%, 04/05/17	400	449,924
Walgreen Co.
1.80%, 09/15/17	375	379,936
3.10%, 09/15/22	100	98,499

		6,410,691
FOOD PRODUCTS — 0.45%
Archer-Daniels-Midland Co.
4.48%, 03/01/21	250	277,135
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	250	261,674
4.10%, 03/15/16	150	158,117
Campbell Soup Co.
3.05%, 07/15/17	200	210,114
ConAgra Foods Inc.
1.90%, 01/25/18	500	503,365
3.25%, 09/15/22	250	245,385
General Mills Inc.
3.65%, 02/15/24 (Call 11/15/23)	250	256,886
5.70%, 02/15/17	200	224,346
Hershey Co. (The)
1.50%, 11/01/16	200	203,159
4.13%, 12/01/20	250	276,465
Ingredion Inc.
4.63%, 11/01/20	50	54,378
Kellogg Co.
1.88%, 11/17/16	150	153,226
3.25%, 05/21/18	200	210,606
4.00%, 12/15/20	50	53,074
4.45%, 05/30/16	300	320,673

Security	Principal (000s)	Value

Kraft Foods Group Inc.
2.25%, 06/05/17	$500	$514,446
3.50%, 06/06/22	250	256,365
McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	200	213,821
Mondelez International Inc.
4.13%, 02/09/16	375	396,274
5.38%, 02/10/20	100	114,426
6.13%, 02/01/18	479	552,568
6.13%, 08/23/18	275	320,651

		5,777,154
GAS UTILITIES — 0.07%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	200	209,433
Atmos Energy Corp.
8.50%, 03/15/19	200	257,607
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	200	218,763
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	250	246,172
ONE Gas Inc.
3.61%, 02/01/24 (Call 11/01/23)[a]	25	25,996

		957,971
HEALTH CARE EQUIPMENT & SUPPLIES — 0.33%
Abbott Laboratories
5.13%, 04/01/19	288	327,994
Baxter International Inc.
2.40%, 08/15/22	500	475,217
4.25%, 03/15/20	200	216,406
4.50%, 08/15/19	200	222,620
Becton, Dickinson and Co.
3.13%, 11/08/21	200	206,260
3.25%, 11/12/20	100	103,782
Boston Scientific Corp.
6.00%, 01/15/20	250	291,782
CareFusion Corp.
1.45%, 05/15/17	30	30,027
3.88%, 05/15/24 (Call 02/15/24)	155	156,466
Covidien International Finance SA
6.00%, 10/15/17	450	516,194
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	500	486,249
4.13%, 03/15/21 (Call 12/15/20)	400	435,003
St. Jude Medical Inc.
2.50%, 01/15/16	100	102,917
Stryker Corp.
1.30%, 04/01/18	275	271,854
2.00%, 09/30/16	100	102,792
3.38%, 05/15/24 (Call 02/15/24)	100	100,056
Zimmer Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)	200	204,097

		4,249,716
HEALTH CARE PROVIDERS & SERVICES — 0.66%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	250	241,574
3.95%, 09/01/20	100	106,792
4.13%, 06/01/21 (Call 03/01/21)	300	325,107

198

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

AmerisourceBergen Corp.
3.40%, 05/15/24	$150	$151,034
5.88%, 09/15/15	454	484,159
Cardinal Health Inc.
3.20%, 06/15/22	475	473,722
Cigna Corp.
2.75%, 11/15/16	100	104,388
4.00%, 02/15/22 (Call 11/15/21)	100	106,236
4.38%, 12/15/20 (Call 09/15/20)	100	109,335
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	150	174,343
Express Scripts Holding Co.
3.13%, 05/15/16	250	261,314
3.50%, 11/15/16	200	211,756
4.75%, 11/15/21	200	221,700
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	475	466,017
6.45%, 06/01/16	200	221,285
Laboratory Corp. of America Holdings
2.20%, 08/23/17[b]	550	559,135
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	425	407,439
5.70%, 03/01/17	336	372,631
Medco Health Solutions Inc.
7.13%, 03/15/18	592	699,567
Quest Diagnostics Inc.
2.70%, 04/01/19	250	251,929
4.70%, 04/01/21	150	162,193
UnitedHealth Group Inc.
1.40%, 10/15/17	250	251,490
2.88%, 03/15/23	300	293,969
4.70%, 02/15/21 (Call 11/15/20)[b]	200	224,330
4.88%, 03/15/15	268	277,512
6.00%, 06/15/17	250	279,976
WellPoint Inc.
1.88%, 01/15/18[b]	250	252,331
3.30%, 01/15/23	200	199,427
3.70%, 08/15/21 (Call 05/15/21)[b]	275	286,508
4.35%, 08/15/20	100	109,613
5.25%, 01/15/16	200	214,590

		8,501,402
HOTELS, RESTAURANTS & LEISURE — 0.22%
Carnival Corp.
3.95%, 10/15/20[b]	250	263,249
Darden Restaurants Inc.
4.50%, 10/15/21[b]	200	204,933
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	235	229,693
International Game Technology
7.50%, 06/15/19	100	118,285
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)	300	307,392
McDonald’s Corp.
2.63%, 01/15/22	100	99,089
5.35%, 03/01/18	623	711,630
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	250	250,542
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	250	244,145

Security	Principal (000s)	Value

Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)	$50	$51,849
4.25%, 03/01/22 (Call 12/01/21)	100	103,651
Yum! Brands Inc.
3.88%, 11/01/23 (Call 08/01/23)	200	204,922
6.25%, 03/15/18[b]	67	77,182

		2,866,562
HOUSEHOLD DURABLES — 0.08%
MDC Holdings Inc.
5.50%, 01/15/24 (Call 10/15/23)	250	256,250
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	150	151,526
Newell Rubbermaid Inc.
2.00%, 06/15/15	275	278,297
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	100	106,791
Whirlpool Corp.
4.85%, 06/15/21[b]	250	275,676

		1,068,540
HOUSEHOLD PRODUCTS — 0.23%
Clorox Co. (The)
3.80%, 11/15/21	300	315,757
Colgate-Palmolive Co.
1.30%, 01/15/17	200	201,709
2.30%, 05/03/22	400	385,649
2.95%, 11/01/20	150	152,116
Kimberly-Clark Corp.
1.90%, 05/22/19	310	311,339
6.13%, 08/01/17	256	295,151
Procter & Gamble Co. (The)
1.45%, 08/15/16	425	433,013
1.60%, 11/15/18	250	251,409
1.80%, 11/15/15	350	357,165
4.70%, 02/15/19	200	226,740

		2,930,048
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.17%
Constellation Energy Group Inc.
4.55%, 06/15/15	356	369,449
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)	500	519,911
6.20%, 10/01/17	100	114,349
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[b]	300	301,704
6.50%, 05/01/18[b]	100	112,020
PSEG Power LLC
2.75%, 09/15/16	100	104,139
4.15%, 09/15/21 (Call 06/15/21)	150	157,871
Southern Power Co. Series D
4.88%, 07/15/15	257	269,006
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	275	277,674

		2,226,123

199

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

INDUSTRIAL CONGLOMERATES — 0.25%
3M Co.
1.38%, 09/29/16	$250	$254,540
1.63%, 06/15/19	250	248,755
Carlisle Companies Inc.
3.75%, 11/15/22 Call 08/15/22)	250	250,388
Danaher Corp.
2.30%, 06/23/16	50	51,698
3.90%, 06/23/21 (Call 03/23/21)	350	377,374
General Electric Co.
2.70%, 10/09/22	1,150	1,132,335
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	250	298,259
Koninklijke Philips NV
3.75%, 03/15/22	400	421,024
Pentair Finance SA
2.65%, 12/01/19	250	251,547

		3,285,920
INSURANCE — 1.08%
ACE INA Holdings Inc.
2.70%, 03/13/23	450	436,980
Aflac Inc.
3.45%, 08/15/15[b]	100	103,432
4.00%, 02/15/22	200	214,257
American International Group Inc.
4.88%, 06/01/22[b]	300	335,711
5.60%, 10/18/16	673	743,819
5.85%, 01/16/18	1,250	1,428,808
6.40%, 12/15/20	500	605,909
Aon PLC
3.13%, 05/27/16	100	104,258
3.50%, 06/14/24[b]	50	50,337
AXIS Specialty Finance PLC
2.65%, 04/01/19	25	25,273
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	300	304,447
4.85%, 01/15/15	654	672,243
5.40%, 05/15/18[b]	450	515,124
Berkshire Hathaway Inc.
1.90%, 01/31/17	500	512,877
Chubb Corp. (The)
6.38%, 03/29/67 (Call 04/15/17)[d]	250	277,500
CNA Financial Corp.
5.88%, 08/15/20	75	87,683
6.50%, 08/15/16	250	280,160
Fidelity National Financial Inc.
5.50%, 09/01/22	300	326,757
Genworth Holdings Inc.
5.75%, 06/15/14	326	326,540
7.63%, 09/24/21[b]	250	314,032
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	250	284,027
5.38%, 03/15/17	250	276,944
Lincoln National Corp.
8.75%, 07/01/19	300	390,830
Markel Corp.
5.35%, 06/01/21	200	224,668
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	168	178,620
MetLife Inc.
3.05%, 12/15/22	275	272,993
4.75%, 02/08/21	200	224,165

Security	Principal (000s)	Value

5.00%, 06/15/15	$290	$303,386
Series D
4.37%, 09/15/23	300	324,436
Principal Financial Group Inc.
1.85%, 11/15/17	500	503,026
Progressive Corp. (The)
3.75%, 08/23/21	100	106,795
Prudential Financial Inc.
3.00%, 05/12/16	150	156,249
3.50%, 05/15/24	150	150,901
4.50%, 11/16/21[b]	500	551,253
5.88%, 09/15/42 (Call 09/15/22)[d]	250	266,875
Series B
5.10%, 09/20/14	448	454,295
Reinsurance Group of America Inc.
5.00%, 06/01/21	200	220,990
Travelers Companies Inc. (The)
6.25%, 06/20/16	262	291,080
Trinity Acquisition PLC
4.63%, 08/15/23[b]	250	260,197
Unum Group
4.00%, 03/15/24	350	360,628
Willis Group Holdings PLC
5.75%, 03/15/21	100	112,469
WR Berkley Corp.
4.63%, 03/15/22	200	214,817
XLIT Ltd.
5.75%, 10/01/21	200	234,115

		14,029,906
INTERNET & CATALOG RETAIL — 0.04%
Amazon.com Inc.
0.65%, 11/27/15	250	250,562
2.50%, 11/29/22 (Call 08/29/22)	150	142,695
QVC Inc.
3.13%, 04/01/19[a]	75	76,096

		469,353
INTERNET SOFTWARE & SERVICES — 0.12%
Baidu Inc.
2.25%, 11/28/17[b]	200	201,455
3.50%, 11/28/22[b]	300	290,590
eBay Inc.
1.35%, 07/15/17	100	100,707
3.25%, 10/15/20 (Call 07/15/20)[b]	250	260,457
Google Inc.
2.13%, 05/19/16	200	206,519
3.38%, 02/25/24	425	436,972

		1,496,700
IT SERVICES — 0.30%
Computer Sciences Corp.
4.45%, 09/15/22	50	52,697
6.50%, 03/15/18	150	173,266
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	250	244,607
Fiserv Inc.
3.13%, 06/15/16	25	26,101
4.75%, 06/15/21	200	218,630

200

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

International Business Machines Corp.
1.63%, 05/15/20	$500	$480,535
1.95%, 07/22/16	300	308,033
2.90%, 11/01/21	750	764,665
3.63%, 02/12/24[b]	225	231,054
5.70%, 09/14/17	750	854,791
Western Union Co. (The)
5.25%, 04/01/20	416	458,568

		3,812,947
LEISURE EQUIPMENT & PRODUCTS — 0.02%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	45	45,583
Mattel Inc.
2.35%, 05/06/19	200	201,872
2.50%, 11/01/16	50	51,449

		298,904
LIFE SCIENCES TOOLS & SERVICES — 0.18%
Agilent Technologies Inc.
5.00%, 07/15/20	100	111,055
6.50%, 11/01/17[b]	225	260,624
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	100	105,526
Life Technologies Corp.
6.00%, 03/01/20	250	293,527
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	150	162,159
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	25	25,344
3.20%, 03/01/16	600	625,203
3.60%, 08/15/21 (Call 05/15/21)	200	208,656
4.15%, 02/01/24 (Call 11/01/23)	475	500,030
4.50%, 03/01/21	50	54,941

		2,347,065
MACHINERY — 0.20%
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	400	390,341
3.90%, 05/27/21	675	731,729
5.70%, 08/15/16	293	322,702
Deere & Co.
4.38%, 10/16/19	300	334,371
Illinois Tool Works Inc.
1.95%, 03/01/19	125	125,628
3.38%, 09/15/21 (Call 06/15/21)	275	287,398
Joy Global Inc.
5.13%, 10/15/21[b]	50	54,767
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	50	55,333
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	300	309,591

		2,611,860
MEDIA — 1.06%
21st Century Fox America Inc.
3.00%, 09/15/22	250	247,129
5.30%, 12/15/14	556	570,641

Security	Principal (000s)	Value

CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)[b]	$250	$251,597
Comcast Corp.
3.13%, 07/15/22	700	710,897
6.50%, 01/15/17	300	343,024
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	400	418,740
3.55%, 03/15/15	450	460,612
3.80%, 03/15/22	250	257,852
4.45%, 04/01/24 (Call 01/01/24)	150	158,903
5.00%, 03/01/21	500	557,175
Discovery Communications LLC
3.30%, 05/15/22	625	626,814
3.70%, 06/01/15	350	360,309
Interpublic Group of Companies Inc. (The)
4.00%, 03/15/22	350	358,986
NBCUniversal Media LLC
2.88%, 04/01/16	300	312,210
2.88%, 01/15/23	250	247,109
5.15%, 04/30/20	925	1,063,967
Omnicom Group Inc.
3.63%, 05/01/22[b]	600	611,038
Thomson Reuters Corp.
6.50%, 07/15/18	300	353,692
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	200	214,394
5.00%, 02/01/20	200	225,259
5.85%, 05/01/17	411	464,107
6.75%, 07/01/18	675	802,769
Time Warner Inc.
3.15%, 07/15/15	100	102,918
3.55%, 06/01/24 (Call 03/01/24)	100	100,592
4.05%, 12/15/23	300	315,316
4.88%, 03/15/20[b]	950	1,069,296
Viacom Inc.
2.20%, 04/01/19	500	502,304
3.13%, 06/15/22 (Call 03/15/22)[b]	275	271,659
3.50%, 04/01/17	150	159,628
3.88%, 04/01/24 (Call 01/01/24)	100	102,387
Walt Disney Co. (The)
1.13%, 02/15/17	500	502,478
1.35%, 08/16/16	300	304,475
1.85%, 05/30/19	200	199,917
2.55%, 02/15/22[b]	250	246,919
WPP Finance 2010
4.75%, 11/21/21	150	164,213

		13,659,326
METALS & MINING — 0.65%
Allegheny Technologies Inc.
5.88%, 08/15/23 (Call 05/15/23)	50	53,881
5.95%, 01/15/21 (Call 10/15/20)	250	274,120
Barrick Gold Corp.
3.85%, 04/01/22	300	290,930
6.95%, 04/01/19	425	505,064
BHP Billiton Finance (USA) Ltd.
1.63%, 02/24/17	200	203,962
2.88%, 02/24/22	400	400,455
3.25%, 11/21/21	450	464,544
Cliffs Natural Resources Inc.
4.88%, 04/01/21 (Call 01/01/21)[b]	450	442,709

201

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

Freeport-McMoRan Copper & Gold Inc.
2.38%, 03/15/18	$400	$405,606
3.55%, 03/01/22 (Call 12/01/21)	300	295,030
3.88%, 03/15/23 (Call 12/15/22)	200	198,034
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	200	188,505
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)[b]	250	258,956
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	350	360,899
Rio Tinto Finance (USA) Ltd.
2.25%, 09/20/16	100	103,097
3.75%, 09/20/21	50	52,615
6.50%, 07/15/18	450	532,302
9.00%, 05/01/19	225	296,184
Rio Tinto Finance (USA) PLC
1.63%, 08/21/17 (Call 07/21/17)	500	505,459
2.25%, 12/14/18 (Call 11/14/18)	600	608,702
Southern Copper Corp.
3.50%, 11/08/22[b]	500	488,105
Teck Resources Ltd.
3.00%, 03/01/19	200	203,022
3.75%, 02/01/23 (Call 11/01/22)[b]	250	241,743
3.85%, 08/15/17	50	53,228
Vale Overseas Ltd.
4.38%, 01/11/22[b]	575	590,599
6.25%, 01/11/16	336	362,774

		8,380,525
MULTI-UTILITIES — 0.35%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	250	246,925
Black Hills Corp.
4.25%, 11/30/23 (Call 08/30/23)	250	265,562
CMS Energy Corp.
6.25%, 02/01/20	250	298,089
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	446	510,132
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	200	200,993
3.38%, 08/15/23 (Call 05/15/23)	225	231,794
Dominion Resources Inc.
1.25%, 03/15/17	500	500,423
4.45%, 03/15/21	250	275,689
Series C
5.15%, 07/15/15	440	462,160
DTE Energy Co.
Series C
3.50%, 06/01/24 (Call 03/01/24)	100	101,338
Integrys Energy Group Inc.
4.17%, 11/01/20	50	53,818
Public Service Electric & Gas Co.
Series I
1.80%, 06/01/19 (Call 05/01/19)	500	499,316
San Diego Gas & Electric Co.
3.00%, 08/15/21	200	205,511
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	50	52,131
4.75%, 05/15/21 (Call 02/15/21)	150	163,197
Sempra Energy
4.05%, 12/01/23 (Call 09/01/23)	300	315,908

Security	Principal (000s)	Value

6.50%, 06/01/16	$112	$124,077

		4,507,063
MULTILINE RETAIL — 0.18%
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[b]	50	52,192
4.75%, 12/15/23 (Call 09/15/23)	250	267,274
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)	100	100,139
3.88%, 01/15/22 (Call 10/15/21)	200	210,036
5.90%, 12/01/16	300	335,506
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	200	213,294
Target Corp.
6.00%, 01/15/18	973	1,118,289

		2,296,730
OFFICE ELECTRONICS — 0.07%
Pitney Bowes Inc.
4.75%, 01/15/16[b]	256	271,329
Xerox Corp.
4.50%, 05/15/21	425	457,606
5.63%, 12/15/19	150	171,114

		900,049
OIL, GAS & CONSUMABLE FUELS — 2.31%
Anadarko Petroleum Corp.
5.95%, 09/15/16	306	340,273
6.38%, 09/15/17	500	577,940
Apache Corp.
1.75%, 04/15/17	500	509,890
Boardwalk Pipelines Partners LP
3.38%, 02/01/23 (Call 11/01/22)[b]	250	229,007
British Transco Finance Inc.
6.63%, 06/01/18	250	294,883
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	250	251,454
4.88%, 02/01/21 (Call 11/01/20)	150	161,778
Canadian Natural Resources Ltd.
5.90%, 02/01/18	275	315,261
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	250	245,025
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	1,100	1,096,795
1.72%, 06/24/18 (Call 05/24/18)	775	783,344
2.36%, 12/05/22 (Call 09/05/22)[b]	250	239,823
ConocoPhillips
5.75%, 02/01/19	300	351,795
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	250	248,455
2.40%, 12/15/22 (Call 09/15/22)	500	481,276
Continental Resources Inc.
3.80%, 06/01/24 (Call 03/01/24)[a,b]	75	76,051
4.50%, 04/15/23 (Call 01/15/23)[b]	500	535,471
DCP Midstream Operating LP
4.95%, 04/01/22 (Call 01/01/22)	200	219,333
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)[b]	300	319,310
6.30%, 01/15/19	300	353,931

202

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

El Paso Pipeline Partners Operating Co. LLC
4.30%, 05/01/24 (Call 02/01/24)[b]	$100	$101,280
5.00%, 10/01/21 (Call 07/01/21)	100	108,957
6.50%, 04/01/20	250	292,283
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[b]	300	318,031
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	130	129,693
Encana Corp.
5.90%, 12/01/17	350	400,143
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	200	215,622
5.20%, 02/01/22 (Call 11/01/21)	250	276,721
5.95%, 02/01/15[b]	315	326,036
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	750	750,080
Series G
5.60%, 10/15/14	707	720,356
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	75	75,971
2.95%, 06/01/15	300	307,358
4.10%, 02/01/21	500	544,721
EQT Corp.
4.88%, 11/15/21	300	323,832
Exxon Mobil Corp.
1.82%, 03/15/19 (Call 02/15/19)	150	150,406
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	50	52,158
7.25%, 12/15/19	300	373,123
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	250	242,686
3.50%, 03/01/16	50	52,262
3.95%, 09/01/22 (Call 06/01/22)[b]	150	152,698
4.15%, 03/01/22[b]	200	206,577
5.95%, 02/15/18	400	457,244
6.85%, 02/15/20	250	299,987
Kinder Morgan, Inc.
7.13%, 04/01/21 (Call 04/01/16)	65	73,775
Magellan Midstream Partners LP
4.25%, 02/01/21	300	325,173
Marathon Oil Corp.
6.00%, 10/01/17	494	565,326
Marathon Petroleum Corp.
3.50%, 03/01/16	50	52,307
5.13%, 03/01/21	250	283,734
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	500	535,776
Occidental Petroleum Corp.
1.75%, 02/15/17	150	153,039
2.50%, 02/01/16	300	309,700
2.70%, 02/15/23 (Call 11/15/22)[b]	100	97,278
Series 1
4.10%, 02/01/21 (Call 11/01/20)	250	272,523
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	250	259,866
5.00%, 09/15/23 (Call 06/15/23)[b]	250	274,810
Petrohawk Energy Corp.
7.25%, 08/15/18 (Call 08/15/14)	300	315,000
Phillips 66
2.95%, 05/01/17	200	209,889
4.30%, 04/01/22	400	432,906

Security	Principal (000s)	Value

Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	$250	$260,689
Plains All American Pipeline LP/PAA Finance Corp.
3.85%, 10/15/23 (Call 07/15/23)[b]	250	256,229
3.95%, 09/15/15	300	312,532
8.75%, 05/01/19	275	356,132
Plains Exploration & Production Co.
6.13%, 06/15/19 (Call 06/15/16)	500	550,625
6.63%, 05/01/21 (Call 05/01/16)[b]	101	112,994
Shell International Finance BV
0.63%, 12/04/15	1,425	1,427,925
3.40%, 08/12/23[b]	475	486,001
4.30%, 09/22/19	526	586,944
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	200	210,217
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	250	238,773
Spectra Energy Partners LP
4.60%, 06/15/21 (Call 03/15/21)	100	109,390
Suncor Energy Inc.
6.10%, 06/01/18[b]	450	523,624
Sunoco Inc.
5.75%, 01/15/17	200	219,200
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	100	102,827
TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	50	53,268
Total Capital Canada Ltd.
1.45%, 01/15/18	200	200,642
Total Capital International SA
1.55%, 06/28/17	500	507,255
2.88%, 02/17/22	250	249,597
Total Capital SA
2.13%, 08/10/18	800	817,649
2.30%, 03/15/16	200	206,445
4.13%, 01/28/21[b]	250	273,514
TransCanada PipeLines Ltd.
2.50%, 08/01/22	500	479,606
6.50%, 08/15/18	450	535,103
Valero Energy Corp.
6.13%, 02/01/20	450	532,311
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	75	76,745
4.00%, 07/01/22 (Call 04/01/22)	50	51,811
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	250	235,688
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	250	246,316
5.25%, 03/15/20	475	529,814
XTO Energy Inc.
5.50%, 06/15/18	250	286,415
6.50%, 12/15/18	150	180,821

		29,887,524
PAPER & FOREST PRODUCTS — 0.12%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)[b]	475	484,500
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	200	206,799
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)	450	497,251
7.95%, 06/15/18	262	321,522

		1,510,072

203

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

PERSONAL PRODUCTS — 0.04%
Avon Products Inc.
5.00%, 03/15/23[b]	$475	$479,739

		479,739
PHARMACEUTICALS — 0.94%
AbbVie Inc.
1.75%, 11/06/17	1,800	1,817,460
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)[b]	600	590,152
Allergan Inc.
3.38%, 09/15/20	250	249,517
AstraZeneca PLC
5.90%, 09/15/17	600	688,168
Bristol-Myers Squibb Co.
3.25%, 11/01/23	250	251,854
Eli Lilly and Co.
1.95%, 03/15/19[b]	250	250,694
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	708	816,631
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	250	253,033
2.85%, 05/08/22	250	248,097
Johnson & Johnson
3.38%, 12/05/23[b]	250	261,756
3.55%, 05/15/21	200	214,146
5.55%, 08/15/17	305	349,511
Merck & Co. Inc.
2.80%, 05/18/23	800	782,065
4.00%, 06/30/15	315	327,011
6.00%, 09/15/17	375	430,001
Novartis Capital Corp.
2.40%, 09/21/22	250	240,681
3.40%, 05/06/24	250	255,116
Novartis Securities Investment Ltd.
5.13%, 02/10/19	412	472,182
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)[a]	200	203,739
Pfizer Inc.
1.50%, 06/15/18	1,000	997,706
3.40%, 05/15/24	250	254,271
6.20%, 03/15/19	429	509,609
Sanofi
1.25%, 04/10/18[b]	100	98,885
2.63%, 03/29/16	500	519,229
4.00%, 03/29/21	200	217,302
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	200	206,942
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[b]	500	491,192
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	200	197,638

		12,194,588

Security	Principal (000s)	Value

PROFESSIONAL SERVICES — 0.02%
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	$200	$195,936

		195,936
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.05%
American Tower Corp.
3.40%, 02/15/19	250	261,296
3.50%, 01/31/23	525	515,801
4.50%, 01/15/18	200	218,051
5.05%, 09/01/20	150	164,630
ARC Properties Operating Partnership LP/Clark Acquisition LLC
3.00%, 02/06/19 (Call 01/06/19)[a]	200	202,068
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	250	244,436
3.95%, 01/15/21 (Call 10/15/20)	50	53,521
BioMed Realty LP
4.25%, 07/15/22 (Call 04/15/22)	400	416,067
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	50	53,562
4.13%, 05/15/21 (Call 02/15/21)	775	825,943
CommonWealth REIT
5.88%, 09/15/20 (Call 03/15/20)	300	323,506
Corporate Office Properties LP
3.70%, 06/15/21 (Call 04/15/21)	500	502,165
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	400	427,942
Digital Realty Trust LP
5.25%, 03/15/21 (Call 12/15/20)[b]	250	268,146
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	250	249,773
7.38%, 02/15/15	250	261,731
EPR Properties
7.75%, 07/15/20	150	177,331
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)	575	561,027
5.13%, 03/15/16	111	119,409
HCP Inc.
3.75%, 02/01/19 (Call 11/01/18)	500	533,128
4.25%, 11/15/23 (Call 08/15/23)	250	261,482
6.70%, 01/30/18	225	264,188
Health Care REIT Inc.
3.63%, 03/15/16	50	51,878
4.13%, 04/01/19 (Call 01/01/19)	300	323,840
4.50%, 01/15/24 (Call 10/15/23)	250	264,523
4.95%, 01/15/21 (Call 10/15/20)	100	110,513
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	250	266,114
Host Hotels & Resorts LP
5.88%, 06/15/19 (Call 06/15/15)	275	298,031
Series D
3.75%, 10/15/23 (Call 07/15/23)	125	124,922
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	250	272,921
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)[b]	250	242,851
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	250	263,278
4.75%, 10/01/20 (Call 07/01/20)	100	109,905

204

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	$100	$114,366
Omega Healthcare Investors Inc.
4.95%, 04/01/24 (Call 01/01/24)[a]	250	248,438
ProLogis LP
4.50%, 08/15/17	400	432,328
6.88%, 03/15/20 (Call 12/16/19)	100	119,881
Realty Income Corp.
4.65%, 08/01/23 (Call 05/01/23)	250	267,737
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	400	408,023
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	300	292,108
3.75%, 02/01/24 (Call 11/01/23)	250	259,488
5.65%, 02/01/20 (Call 11/01/19)	450	528,147
6.13%, 05/30/18	500	582,859
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	100	101,371
4.25%, 03/01/22 (Call 12/01/21)	575	611,492
4.75%, 06/01/21 (Call 03/01/21)	50	55,190
Vornado Realty Trust
5.00%, 01/15/22 (Call 10/15/21)[b]	250	270,745
Weyerhaeuser Co.
4.63%, 09/15/23	100	107,960

		13,634,112
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.01%
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	150	151,987

		151,987
ROAD & RAIL — 0.30%
Burlington Northern Santa Fe LLC
3.05%, 09/01/22 (Call 06/01/22)[b]	550	550,457
4.70%, 10/01/19	250	282,240
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	250	236,120
2.85%, 12/15/21 (Call 09/15/21)	100	100,934
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	625	661,779
4.25%, 06/01/21 (Call 03/01/21)	50	54,406
Norfolk Southern Corp.
5.90%, 06/15/19	300	349,416
7.70%, 05/15/17	420	495,417
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	350	359,926
3.50%, 06/01/17	100	106,364
3.60%, 03/01/16	100	105,038
Union Pacific Corp.
3.75%, 03/15/24 (Call 12/15/23)[b]	250	263,141
5.75%, 11/15/17	315	361,420

		3,926,658
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.21%
Altera Corp.
2.50%, 11/15/18	500	507,635
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	350	336,959

Security	Principal (000s)	Value

Applied Materials Inc.
2.65%, 06/15/16	$50	$51,931
Broadcom Corp.
2.70%, 11/01/18	300	307,440
Intel Corp.
1.95%, 10/01/16	350	360,203
3.30%, 10/01/21	650	676,295
Texas Instruments Inc.
1.65%, 08/03/19	300	294,735
2.38%, 05/16/16	150	155,360
2.75%, 03/12/21 (Call 02/12/21)	75	75,373

		2,765,931
SOFTWARE — 0.40%
CA Inc.
4.50%, 08/15/23 (Call 05/15/23)	170	180,844
Microsoft Corp.
1.63%, 12/06/18	500	501,655
2.50%, 02/08/16	900	931,135
3.63%, 12/15/23 (Call 09/15/23)	200	211,100
4.20%, 06/01/19	300	333,843
Oracle Corp.
1.20%, 10/15/17	1,400	1,397,738
2.50%, 10/15/22	300	290,954
5.25%, 01/15/16	543	584,633
5.75%, 04/15/18	200	231,213
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	500	513,338

		5,176,453
SPECIALTY RETAIL — 0.25%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	53,197
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	450	464,862
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	100	114,938
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)	100	102,876
3.75%, 02/15/24 (Call 11/15/23)	525	550,664
5.40%, 03/01/16	440	477,287
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	550	559,599
3.80%, 11/15/21 (Call 08/15/21)	200	214,618
O’Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)	250	255,470
4.63%, 09/15/21 (Call 06/15/21)	100	108,535
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)	200	198,813
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	125	119,096

		3,219,955
TEXTILES, APPAREL & LUXURY GOODS — 0.02%
Cintas Corp. No. 2
2.85%, 06/01/16	150	154,160
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	50	52,363

		206,523

205

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

TOBACCO — 0.27%
Altria Group Inc.
4.00%, 01/31/24	$400	$412,654
4.75%, 05/05/21	450	498,679
9.70%, 11/10/18	326	430,396
Lorillard Tobacco Co.
2.30%, 08/21/17[b]	250	255,322
3.50%, 08/04/16[b]	100	105,058
Philip Morris International Inc.
2.50%, 08/22/22	150	144,905
4.50%, 03/26/20	250	278,223
5.65%, 05/16/18	685	790,174
Reynolds American Inc.
6.75%, 06/15/17[b]	447	515,461

		3,430,872
TRADING COMPANIES & DISTRIBUTORS — 0.06%
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)[b]	125	127,995
5.63%, 04/01/17	250	275,206
GATX Corp.
2.50%, 03/15/19	125	125,117
4.85%, 06/01/21	200	221,102

		749,420
WATER UTILITIES — 0.01%
American Water Capital Corp.
6.09%, 10/15/17	100	112,874

		112,874
WIRELESS TELECOMMUNICATION SERVICES — 0.18%
America Movil SAB de CV
2.38%, 09/08/16	200	205,524
5.00%, 03/30/20	675	759,811
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)[b]	300	312,048
Vodafone Group PLC
2.95%, 02/19/23	550	526,700
5.63%, 02/27/17	500	559,154

		2,363,237

TOTAL CORPORATE BONDS & NOTES (Cost: $390,074,959)		403,710,158

FOREIGN AGENCY OBLIGATIONS[f] — 3.80%

AUSTRIA — 0.11%
Oesterreichische Kontrollbank AG
1.13%, 07/06/15	300	302,896
1.13%, 05/29/18[b]	200	198,519
2.00%, 06/03/16	600	618,178
5.00%, 04/25/17[b]	300	335,427

		1,455,020

Security	Principal (000s)	Value

BRAZIL — 0.36%
Banco do Brasil SA
3.88%, 10/10/22	$400	$373,520
Petrobras Global Finance BV
3.00%, 01/15/19[b]	600	587,065
4.38%, 05/20/23[b]	1,000	954,685
Petrobras International Finance Co.
3.88%, 01/27/16	975	1,003,988
5.38%, 01/27/21[b]	825	855,591
5.88%, 03/01/18[b]	500	546,720
7.88%, 03/15/19	262	306,089

		4,627,658
CANADA — 0.76%
British Columbia (Province of)
1.20%, 04/25/17	750	757,560
Export Development Canada
0.50%, 09/15/15	500	501,338
1.25%, 10/26/16[b]	500	508,136
Hydro-Quebec
2.00%, 06/30/16	800	824,386
Manitoba (Province of)
1.30%, 04/03/17[b]	750	757,987
1.75%, 05/30/19	300	299,830
Nova Scotia (Province of)
2.38%, 07/21/15	300	306,969
Ontario (Province of)
1.60%, 09/21/16[b]	1,125	1,149,941
1.65%, 09/27/19[b]	2,700	2,668,454
2.30%, 05/10/16	100	103,579
4.40%, 04/14/20[b]	250	281,962
Quebec (Province of)
2.63%, 02/13/23	850	833,013
5.00%, 03/01/16	797	860,721

		9,853,876
CHINA — 0.07%
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	450	444,770
3.00%, 05/09/23	500	469,621

		914,391
COLOMBIA — 0.05%
Ecopetrol SA
4.25%, 09/18/18	650	696,618

		696,618
GERMANY — 1.19%
FMS Wertmanagement AoeR
1.00%, 11/21/17	1,000	997,072
KfW
0.50%, 09/30/15	200	200,575
0.88%, 09/05/17	4,300	4,288,814
2.00%, 06/01/16	1,700	1,752,733
2.13%, 01/17/23	250	242,648
2.63%, 03/03/15	750	763,575
2.63%, 01/25/22	1,475	1,504,786

206

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

2.75%, 10/01/20	$1,300	$1,355,297
4.88%, 01/17/17	842	933,164
Series G
4.38%, 03/15/18	1,247	1,391,598
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	950	941,616
1.88%, 09/17/18	600	611,764
5.00%, 11/08/16	317	350,312

		15,333,954
JAPAN — 0.19%
Japan Bank for International Cooperation
1.13%, 07/19/17[b]	600	603,292
1.75%, 07/31/18	1,000	1,010,759
Japan Finance Corp.
2.50%, 01/21/16	100	103,461
2.50%, 05/18/16	400	415,715
Japan Finance Organization for Municipalities
4.00%, 01/13/21	300	330,617

		2,463,844
MEXICO — 0.18%
Petroleos Mexicanos
3.50%, 01/30/23	850	820,250
4.88%, 01/24/22	625	670,312
5.50%, 01/21/21	250	278,125
5.75%, 03/01/18	500	557,500

		2,326,187
NORWAY — 0.11%
Statoil ASA
1.15%, 05/15/18[b]	100	98,551
2.45%, 01/17/23	500	480,399
5.25%, 04/15/19	725	833,532

		1,412,482
SOUTH KOREA — 0.22%
Export-Import Bank of Korea (The)
3.75%, 10/20/16	250	265,784
5.00%, 04/11/22	1,000	1,138,487
Korea Development Bank (The)
3.50%, 08/22/17	1,000	1,057,756
3.88%, 05/04/17	200	213,346
Korea Finance Corp.
4.63%, 11/16/21	200	220,755

		2,896,128
SUPRANATIONAL — 0.49%
Asian Development Bank
1.13%, 03/15/17	500	505,061
1.38%, 03/23/20[b]	400	389,008
1.75%, 09/11/18	600	610,123
2.50%, 03/15/16	750	778,608
Inter-American Development Bank
0.88%, 11/15/16	200	201,303
0.88%, 03/15/18	200	197,631
1.13%, 03/15/17	900	909,234

Security	Principal (000s)	Value

1.38%, 07/15/20	$800	$774,519
3.00%, 02/21/24	250	257,957
4.25%, 09/10/18	1,000	1,119,743
5.13%, 09/13/16	572	631,266

		6,374,453
SWEDEN — 0.07%
Svensk Exportkredit AB
1.75%, 05/30/17	500	511,516
5.13%, 03/01/17	300	334,667

		846,183

TOTAL FOREIGN AGENCY OBLIGATIONS (Cost: $48,396,585)		49,200,794

FOREIGN GOVERNMENT OBLIGATIONS[f] — 1.51%

BRAZIL — 0.17%
Brazil (Federative Republic of)
4.88%, 01/22/21[b]	800	878,000
6.00%, 01/17/17[b]	450	500,175
8.00%, 01/15/18[b]	474	531,129
8.88%, 04/15/24	250	350,000

		2,259,304
CANADA — 0.08%
Canada (Government of)
0.88%, 02/14/17	1,000	1,005,294
2.38%, 09/10/14	26	26,152

		1,031,446
CHILE — 0.03%
Chile (Republic of)
2.25%, 10/30/22[b]	400	376,000

		376,000
COLOMBIA — 0.12%
Colombia (Republic of)
4.38%, 07/12/21[b]	500	538,750
7.38%, 03/18/19	850	1,041,250

		1,580,000
ISRAEL — 0.07%
Israel (State of)
5.13%, 03/26/19	762	868,680

		868,680
ITALY — 0.16%
Italy (Republic of)
5.25%, 09/20/16[b]	1,000	1,095,280
5.38%, 06/12/17	600	666,255
6.88%, 09/27/23	200	252,401

		2,013,936

207

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

MEXICO — 0.21%
United Mexican States
3.63%, 03/15/22	$1,540	$1,601,600
5.95%, 03/19/19	900	1,046,250

		2,647,850
PANAMA — 0.01%
Panama (Republic of)
5.20%, 01/30/20[b]	150	167,625

		167,625
PERU — 0.03%
Peru (Republic of)
7.13%, 03/30/19	315	385,875

		385,875
PHILIPPINES — 0.10%
Philippines (Republic of the)
4.00%, 01/15/21	600	643,800
8.38%, 06/17/19	500	636,875

		1,280,675
POLAND — 0.15%
Poland (Republic of)
3.00%, 03/17/23[b]	850	827,925
5.13%, 04/21/21	750	848,775
6.38%, 07/15/19	262	311,424

		1,988,124
SOUTH AFRICA — 0.09%
South Africa (Republic of)
5.50%, 03/09/20[b]	800	885,856
6.88%, 05/27/19	262	306,047

		1,191,903
SOUTH KOREA — 0.03%
Korea (Republic of)
7.13%, 04/16/19	262	324,222

		324,222
TURKEY — 0.26%
Turkey (Republic of)
3.25%, 03/23/23[b]	1,400	1,293,432
6.75%, 04/03/18	1,250	1,417,713
7.50%, 07/14/17	600	685,656

		3,396,801

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $19,217,593)		19,512,441

Security	Principal (000s)	Value

MUNICIPAL DEBT OBLIGATIONS — 0.10%

FLORIDA — 0.02%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue Series A
3.00%, 07/01/20	$250	$253,418

		253,418
ILLINOIS — 0.06%
State of Illinois GO
4.35%, 06/01/18	400	428,004
4.95%, 06/01/23	300	318,726

		746,730
NEW JERSEY — 0.02%
New Jersey Economic Development Authority RB Lease Appropriation Series B
0.00%, 02/15/23 (AGM)	400	286,448
New Jersey Economic Development Authority RB Lease Revenue Series Q
1.10%, 06/15/16	50	49,942

		336,390

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $1,287,713)		1,336,538

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 62.64%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.72%
Federal Home Loan Banks
0.38%, 06/24/16[b]	5,900	5,892,842
5.00%, 11/17/17	9,235	10,471,574
Federal Home Loan Mortgage Corp.
0.50%, 05/13/16[b]	3,820	3,829,054
0.88%, 03/07/18	12,387	12,242,512
1.25%, 08/01/19[b]	3,750	3,668,537
1.25%, 10/02/19[b]	3,416	3,331,020
1.75%, 05/30/19[b]	500	503,200
2.00%, 08/25/16[b]	4,750	4,906,172
2.38%, 01/13/22	4,578	4,578,989
2.50%, 05/27/16[b]	3,875	4,035,110
3.75%, 03/27/19[b]	1,905	2,102,668
Federal National Mortgage Association
0.38%, 12/21/15	2,765	2,770,108
0.50%, 05/27/15[b]	732	734,585
0.50%, 03/30/16[b]	5,404	5,420,097
1.25%, 09/28/16[b]	2,941	2,988,711
5.00%, 04/15/15	6,205	6,469,141

		73,944,320
U.S. GOVERNMENT OBLIGATIONS — 56.92%
U.S. Treasury Bonds
7.25%, 05/15/16[b]	8,188	9,284,700
U.S. Treasury Notes
0.25%, 11/30/15	7,250	7,254,568
0.25%, 12/15/15	15,112	15,118,195

208

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2014

Security	Principal (000s)	Value

0.38%, 08/31/15	$3,500	$3,509,695
0.38%, 01/15/16[b]	12,338	12,363,539
0.38%, 02/15/16[b]	7,011	7,023,410
0.38%, 03/15/16	3,210	3,214,397
0.38%, 04/30/16[b]	3,500	3,502,450
0.50%, 06/15/16	11,750	11,777,613
0.63%, 07/15/16[b]	6,500	6,528,795
0.63%, 08/15/16[b]	6,800	6,826,045
0.63%, 11/15/16	15,000	15,023,550
0.63%, 02/15/17[b]	4,000	3,995,720
0.63%, 05/31/17[b]	9,000	8,954,100
0.63%, 11/30/17	5,771	5,694,419
0.63%, 04/30/18[b]	10,978	10,749,438
0.75%, 06/30/17[b]	1,860	1,855,536
0.75%, 12/31/17[b]	18,435	18,242,539
0.75%, 02/28/18[b]	600	591,936
0.88%, 09/15/16	5,000	5,043,850
0.88%, 11/30/16[b]	5,000	5,037,650
0.88%, 01/31/17	23,283	23,419,903
0.88%, 02/28/17	13,580	13,649,394
0.88%, 04/30/17[b]	2,765	2,774,263
1.00%, 08/31/16[b]	4,634	4,689,515
1.00%, 09/30/16[b]	1,940	1,962,446
1.00%, 03/31/17[b]	26,872	27,081,062
1.00%, 05/31/18	900	892,800
1.13%, 12/31/19	9,168	8,882,967
1.13%, 03/31/20[b]	12,640	12,183,443
1.13%, 04/30/20	13,296	12,796,070
1.25%, 10/31/18[b]	18,800	18,714,648
1.25%, 11/30/18[b]	8,500	8,451,635
1.25%, 04/30/19[b]	3,000	2,964,930
1.25%, 02/29/20[b]	921	895,829
1.38%, 06/30/18[b]	1,000	1,005,530
1.38%, 07/31/18[b]	12,300	12,355,596
1.38%, 09/30/18[b]	7,289	7,304,598
1.38%, 01/31/20[b]	6,685	6,557,049
1.38%, 05/31/20[b]	2,000	1,950,500
1.50%, 08/31/18[b]	11,400	11,499,864
1.50%, 02/28/19	1,000	1,002,210
1.50%, 03/31/19[b]	16,428	16,446,563
1.63%, 03/31/19[b]	800	805,400
1.63%, 08/15/22[b]	3,410	3,250,139
1.63%, 11/15/22[b]	12,219	11,590,699
1.75%, 07/31/15[b]	6,474	6,594,869
1.75%, 05/31/16[b]	12,836	13,187,962
1.75%, 10/31/20	1,750	1,732,377
1.75%, 05/15/23[b]	9,745	9,263,207
1.88%, 06/30/15	43,172	43,984,930
1.88%, 08/31/17[b]	5,918	6,101,694
1.88%, 09/30/17[b]	9,069	9,345,967
2.00%, 04/30/16[b]	9,730	10,038,733
2.00%, 07/31/20	3,700	3,735,298
2.00%, 11/30/20[b]	1,800	1,807,038
2.00%, 11/15/21[b]	4,500	4,463,505
2.00%, 02/15/22[b]	5,194	5,134,373
2.00%, 02/15/23[b]	15,545	15,149,691
2.13%, 05/31/15[b]	22,057	22,494,611
2.13%, 08/31/20[b]	6,720	6,819,859
2.13%, 08/15/21	2,795	2,805,705
2.25%, 01/31/15	1,466	1,486,964
2.25%, 03/31/16	5,000	5,177,150
2.25%, 03/31/21[b]	6,500	6,601,790

Security	Principal or Shares (000s)	Value

2.38%, 07/31/17[b]	$8,431	$8,828,353
2.38%, 05/31/18[b]	9,750	10,201,815
2.38%, 12/31/20	4,000	4,105,640
2.50%, 03/31/15[b]	4,772	4,866,867
2.50%, 04/30/15[b]	11,625	11,877,959
2.50%, 08/15/23[b]	7,290	7,365,233
2.50%, 05/15/24	4,000	4,014,680
2.63%, 04/30/18[b]	1,910	2,016,865
2.63%, 11/15/20	5,675	5,923,622
2.75%, 12/31/17[b]	5,000	5,302,050
2.75%, 02/28/18[b]	4,206	4,462,945
2.75%, 11/15/23	5,100	5,251,266
2.75%, 02/15/24	4,600	4,726,546
2.88%, 03/31/18[b]	1,430	1,523,808
3.13%, 04/30/17[b]	5,010	5,352,283
3.25%, 05/31/16[b]	2,865	3,029,852
3.25%, 03/31/17[b]	3,000	3,213,180
3.38%, 11/15/19[b]	12,093	13,198,904
3.50%, 05/15/20[b]	353	387,714
3.63%, 08/15/19	11,590	12,785,160
3.63%, 02/15/20[b]	6,710	7,415,087
3.63%, 02/15/21[b]	7,756	8,581,470
4.63%, 11/15/16[b]	8,812	9,687,913
4.88%, 08/15/16[b]	27,402	30,067,394
8.00%, 11/15/21	5,000	7,054,250
8.50%, 02/15/20	3,267	4,481,377

		736,367,154

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $802,452,877)		810,311,474

SHORT-TERM INVESTMENTS — 38.50%

MONEY MARKET FUNDS — 38.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,g,h]	458,635	458,634,886
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,g,h]	36,189	36,188,725

209

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2014

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,g]	3,236	$3,235,688

		498,059,299

TOTAL SHORT-TERM INVESTMENTS (Cost: $498,059,299)		498,059,299

TOTAL INVESTMENTS IN SECURITIES — 137.76% (Cost: $1,759,489,026)		1,782,130,704
Other Assets, Less Liabilities — (37.76)%		(488,439,333)

NET ASSETS — 100.00%		$1,293,691,371

GO — General Obligation

RB — Revenue Bond

Insured by:

AGM — Assured Guaranty Municipal Corp.

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

210

Schedule of Investments (Unaudited)

iSHARES® MBS ETF

May 31, 2014

Security	Principal (000s)	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.86%

MORTGAGE-BACKED SECURITIES — 99.86%
Federal Home Loan Mortgage Corp.
1.76%, 06/01/43[a]	$2,145	$2,168,004
2.38%, 12/01/33[a]	241	256,041
2.46%, 12/01/38[a]	4,247	4,542,634
2.47%, 05/01/43[a]	1,426	1,433,973
2.50%, 02/01/28	26,419	26,878,470
2.50%, 06/01/29[b]	78,087	79,343,243
2.50%, 06/01/44[b]	8,500	8,059,063
2.51%, 08/01/43[a]	526	528,183
2.61%, 01/01/42[a]	7,159	7,517,828
2.89%, 09/01/41[a]	5,492	5,801,484
2.94%, 05/01/42[a]	2,781	2,872,271
3.00%, 04/01/27	2,797	2,907,399
3.00%, 05/01/27	24,467	25,431,809
3.00%, 06/01/27	6,954	7,226,496
3.00%, 07/01/27	702	729,918
3.00%, 08/01/27	2,074	2,156,062
3.00%, 09/01/27	11,836	12,300,177
3.00%, 11/01/27	3,098	3,219,556
3.00%, 12/01/27	2,182	2,267,051
3.00%, 01/01/28	1,280	1,330,600
3.00%, 06/01/29[b]	31,500	32,696,016
3.00%, 05/01/33	11,647	11,917,903
3.00%, 01/01/43	19,272	19,085,624
3.00%, 02/01/43	60,973	60,481,372
3.00%, 03/01/43	18,568	18,446,300
3.00%, 04/01/43	75,726	74,993,263
3.00%, 06/01/44[b]	19,676	19,467,396
3.03%, 11/01/40[a]	3,230	3,425,880
3.14%, 11/01/40[a]	2,326	2,480,713
3.25%, 08/01/41[a]	993	1,052,086
3.32%, 11/01/40[a]	4,061	4,288,852
3.33%, 07/01/41[a]	481	506,953
3.43%, 11/01/41[a]	8,916	9,430,895
3.50%, 11/01/25	10,617	11,239,028
3.50%, 03/01/26	6,018	6,360,366
3.50%, 06/01/26	2,805	2,964,608
3.50%, 08/01/26	2,997	3,167,189
3.50%, 06/01/29[b]	20,000	21,115,625
3.50%, 03/01/32	14,178	14,926,971
3.50%, 08/01/32	15,117	15,915,143
3.50%, 10/01/42	78,976	81,385,167
3.50%, 11/01/42	4,572	4,710,986
3.50%, 05/01/43	29,764	30,671,615
3.50%, 06/01/43	5,954	6,140,120
3.50%, 06/01/44[b]	103,500	106,524,141
4.00%, 05/01/25	6,997	7,474,364
4.00%, 10/01/25	5,355	5,720,757
4.00%, 02/01/26	5,632	6,023,682
4.00%, 06/01/29[b]	6,443	6,847,701
4.00%, 01/01/41	21,203	22,472,002
4.00%, 02/01/41	12,042	12,762,243
4.00%, 03/01/41	8,580	9,093,171
4.00%, 09/01/41	15,743	16,693,933

Security	Principal (000s)	Value

4.00%, 11/01/41	$5,250	$5,564,493
4.00%, 12/01/41	3,159	3,348,104
4.00%, 01/01/42	8,692	9,211,962
4.00%, 02/01/42	25,131	26,636,840
4.00%, 03/01/42	9,952	10,546,852
4.00%, 06/01/42	12,096	12,819,641
4.00%, 06/01/44[b]	98,873	104,650,891
4.50%, 04/01/22	3,435	3,656,785
4.50%, 05/01/23	5,194	5,519,414
4.50%, 07/01/24	2,871	3,101,915
4.50%, 08/01/24	935	1,010,530
4.50%, 09/01/24	1,603	1,732,146
4.50%, 10/01/24	2,315	2,500,493
4.50%, 06/01/29[b]	2,831	3,008,380
4.50%, 08/01/30	6,355	6,943,620
4.50%, 03/01/39	14,888	16,291,323
4.50%, 05/01/39	17,409	19,050,368
4.50%, 06/01/39	9,012	9,754,261
4.50%, 09/01/39	1,134	1,227,822
4.50%, 10/01/39	26,297	28,463,149
4.50%, 12/01/39	1,797	1,944,966
4.50%, 09/01/40	17,038	18,441,189
4.50%, 11/01/40	15,654	16,943,426
4.50%, 02/01/41	14,584	15,786,741
4.50%, 05/01/41	15,273	16,739,164
4.50%, 06/01/44[b]	33,700	36,448,656
5.00%, 11/01/18	1,741	1,849,731
5.00%, 08/01/19	2,613	2,775,979
5.00%, 12/01/24	5,456	5,881,511
5.00%, 08/01/25	3,808	4,194,483
5.00%, 06/01/29[b]	161	171,063
5.00%, 06/01/33	1,504	1,661,893
5.00%, 12/01/33	5,318	5,874,523
5.00%, 07/01/35	18,610	20,565,285
5.00%, 01/01/36	2,928	3,231,373
5.00%, 01/01/37	3,604	3,980,031
5.00%, 02/01/37	3,073	3,393,692
5.00%, 02/01/38	4,385	4,842,177
5.00%, 03/01/38	14,636	16,120,970
5.00%, 12/01/38	3,042	3,350,873
5.00%, 08/01/39	19,837	22,050,791
5.00%, 01/01/40	1,443	1,589,332
5.00%, 04/01/40	1,692	1,867,420
5.00%, 07/01/40	936	1,031,894
5.00%, 08/01/40	13,419	15,123,388
5.00%, 09/01/40	7,589	8,377,487
5.00%, 08/01/41	10,462	11,605,085
5.00%, 06/01/44[b]	31	34,687
5.50%, 07/01/31	—	377
5.50%, 04/01/32	94	105,217
5.50%, 09/01/32	274	305,084
5.50%, 10/01/32	57	63,468
5.50%, 12/01/32	26	29,630
5.50%, 04/01/33	2	1,806
5.50%, 05/01/33	44	48,727
5.50%, 06/01/33	57	63,613
5.50%, 07/01/33	125	139,857
5.50%, 09/01/33	6	7,201
5.50%, 10/01/33	635	710,971
5.50%, 01/01/34	3	3,609
5.50%, 02/01/34	5,533	6,197,810
5.50%, 03/01/34	1,099	1,230,853

211

Schedule of Investments (Unaudited) (Continued)

iSHARES® MBS ETF

May 31, 2014

Security	Principal (000s)	Value

5.50%, 08/01/34	$145	$161,791
5.50%, 10/01/34	700	781,833
5.50%, 11/01/34	13	14,017
5.50%, 12/01/34	762	853,436
5.50%, 01/01/35	9,543	10,686,888
5.50%, 02/01/35	2,474	2,770,729
5.50%, 04/01/35	431	478,739
5.50%, 05/01/35	4,535	5,076,657
5.50%, 06/01/35	12,393	13,872,087
5.50%, 07/01/35	52	58,151
5.50%, 08/01/35	167	185,417
5.50%, 10/01/35	447	499,074
5.50%, 12/01/35	2,503	2,802,677
5.50%, 02/01/36	3	3,576
5.50%, 03/01/36	153	169,709
5.50%, 05/01/36	3,189	3,551,067
5.50%, 07/01/36	6,123	6,815,004
5.50%, 08/01/36	753	837,703
5.50%, 04/01/38	6,818	7,600,344
5.50%, 05/01/38	2,374	2,635,358
5.50%, 12/01/38	29	32,706
5.50%, 01/01/39	10,022	11,225,182
5.50%, 09/01/39	5,612	6,259,816
5.50%, 11/01/39	10,546	11,823,044
5.50%, 06/01/44[b]	163	181,210
6.00%, 09/01/36	2,516	2,827,914
6.00%, 10/01/36	2,412	2,728,043
6.00%, 02/01/37	2,357	2,641,919
6.00%, 11/01/37	4,078	4,554,870
6.00%, 09/01/38	8,654	9,745,709
6.00%, 06/01/44[b]	9,372	10,483,875
Federal National Mortgage Association
1.92%, 04/01/43[a]	3,938	3,995,705
2.09%, 06/01/43[a]	9,893	9,955,588
2.41%, 12/01/38[a]	1,755	1,878,152
2.44%, 02/01/42[a]	9,936	10,378,088
2.49%, 08/01/42[a]	14,627	15,045,456
2.50%, 05/01/27	19,007	19,400,599
2.50%, 10/01/27	17,760	18,127,507
2.50%, 11/01/27	39,623	40,443,269
2.50%, 02/01/28	18,414	18,760,675
2.50%, 06/01/29[b]	110,276	112,205,987
2.50%, 06/01/44[b]	15,113	14,352,627
2.80%, 08/01/41[a]	1,554	1,630,731
2.95%, 10/01/41[a]	7,362	7,773,051
3.00%, 01/01/27	16,250	16,932,032
3.00%, 08/01/27	16,332	17,017,323
3.00%, 11/01/27	48,634	50,674,663
3.00%, 06/01/29[b]	92,700	96,465,937
3.00%, 05/01/33	3,038	3,111,462
3.00%, 11/01/42	36,255	35,938,472
3.00%, 01/01/43	114,848	113,844,307
3.00%, 04/01/43	4,976	4,944,456
3.00%, 05/01/43	3,363	3,343,015
3.00%, 07/01/43	16,024	15,883,878
3.00%, 06/01/44[b]	281,305	278,579,487
3.30%, 09/01/41[a]	645	677,654
3.50%, 04/01/27	7,934	8,411,698
3.50%, 06/01/29[b]	53,050	56,133,531
3.50%, 01/01/32	6,903	7,269,897
3.50%, 02/01/32	9,948	10,475,891
3.50%, 04/01/32	19,491	20,526,436

Security	Principal (000s)	Value

3.50%, 06/01/32	$3,237	$3,412,750
3.50%, 08/01/32	6,205	6,534,917
3.50%, 01/01/42	3,720	3,839,897
3.50%, 05/01/42	4,329	4,470,890
3.50%, 06/01/42	31,793	32,814,352
3.50%, 12/01/42	22,022	22,728,940
3.50%, 01/01/43	67,187	69,346,025
3.50%, 02/01/43	31,259	32,263,536
3.50%, 05/01/43	57,513	59,361,017
3.50%, 06/01/43	33,993	35,085,183
3.50%, 06/01/44[b]	162,584	167,588,539
4.00%, 03/01/24	4,714	5,052,709
4.00%, 10/01/25	11,129	11,887,606
4.00%, 11/01/25	5,404	5,794,178
4.00%, 03/01/26	3,252	3,474,789
4.00%, 06/01/26	18,968	20,269,699
4.00%, 09/01/26	7,284	7,783,867
4.00%, 06/01/29[b]	8,000	8,515,000
4.00%, 12/01/30	4,600	4,945,048
4.00%, 01/01/31	2,856	3,071,301
4.00%, 02/01/31	2,490	2,676,432
4.00%, 10/01/31	6,963	7,484,645
4.00%, 02/01/32	16,943	18,220,457
4.00%, 02/01/41	49,193	52,204,552
4.00%, 10/01/41	11,005	11,690,781
4.00%, 11/01/41	16,130	17,119,569
4.00%, 01/01/42	25,085	26,774,841
4.00%, 03/01/42	31,709	33,700,335
4.00%, 10/01/42	13,363	14,180,103
4.00%, 06/01/44[b]	302,083	320,160,780
4.50%, 09/01/18	2,633	2,799,916
4.50%, 04/01/19	1,577	1,679,452
4.50%, 11/01/22	3,177	3,383,067
4.50%, 06/01/23	1,117	1,191,769
4.50%, 03/01/24	889	946,492
4.50%, 10/01/24	4,321	4,641,863
4.50%, 02/01/25	5,106	5,485,546
4.50%, 04/01/25	5,767	6,196,729
4.50%, 06/01/25	5,238	5,627,741
4.50%, 08/01/31	10,552	11,564,320
4.50%, 05/01/39	5,847	6,390,340
4.50%, 09/01/40	11,666	12,627,857
4.50%, 12/01/40	8,271	8,954,741
4.50%, 01/01/41	18,696	20,243,020
4.50%, 04/01/41	29,994	32,675,435
4.50%, 05/01/41	37,906	41,251,946
4.50%, 06/01/41	10,716	11,724,631
4.50%, 08/01/41	16,065	17,388,672
4.50%, 09/01/41	38,047	41,465,156
4.50%, 06/01/44[b]	148,800	160,936,500
5.00%, 08/01/20	3,559	3,783,488
5.00%, 07/01/23	5,724	6,241,877
5.00%, 12/01/23	2,925	3,188,128
5.00%, 05/01/25	1,357	1,451,790
5.00%, 06/01/29[b]	1,783	1,896,666
5.00%, 11/01/33	9,786	10,875,034
5.00%, 03/01/39	3,452	3,853,619
5.00%, 12/01/39	3,390	3,780,133
5.00%, 01/01/40	81	90,006
5.00%, 04/01/40	6,642	7,369,105
5.00%, 05/01/40	585	650,024
5.00%, 06/01/40	706	783,736

212

Schedule of Investments (Unaudited) (Continued)

iSHARES® MBS ETF

May 31, 2014

Security	Principal (000s)	Value

5.00%, 07/01/40	$5,515	$6,119,265
5.00%, 08/01/40	26,818	29,953,752
5.00%, 09/01/40	210	232,850
5.00%, 10/01/40	615	685,554
5.00%, 02/01/41	50	56,136
5.00%, 03/01/41	8,981	9,964,331
5.00%, 04/01/41	17,479	19,434,875
5.00%, 05/01/41	52,184	57,999,491
5.00%, 06/01/41	4,255	4,729,784
5.00%, 08/01/41	5,837	6,516,312
5.00%, 06/01/44[b]	79,772	88,148,054
5.50%, 12/01/19	4,030	4,281,855
5.50%, 05/01/33	3,874	4,337,754
5.50%, 11/01/33	7,751	8,680,554
5.50%, 09/01/34	5,613	6,284,274
5.50%, 04/01/36	10,842	12,119,783
5.50%, 05/01/36	2,235	2,497,470
5.50%, 08/01/37	13,752	15,390,621
5.50%, 03/01/38	6,520	7,314,467
5.50%, 07/01/38	4,488	5,027,384
5.50%, 11/01/38	19,651	22,009,948
5.50%, 07/01/40	10,365	11,651,222
5.50%, 09/01/40	27,795	31,282,055
5.50%, 06/01/44[b]	357	397,943
6.00%, 03/01/34	5,656	6,404,853
6.00%, 05/01/34	932	1,060,977
6.00%, 08/01/34	1,887	2,133,488
6.00%, 11/01/34	624	705,754
6.00%, 06/01/36	3,731	4,210,482
6.00%, 08/01/36	4,075	4,593,680
6.00%, 03/01/38	2,528	2,846,299
6.00%, 05/01/38	5,896	6,635,112
6.00%, 08/01/38	487	547,396
6.00%, 06/01/39	16,787	18,993,512
6.00%, 10/01/39	1,426	1,606,219
6.00%, 06/01/44[b]	2,896	3,252,121
6.50%, 08/01/36	159	179,525
6.50%, 09/01/36	1,202	1,354,315
6.50%, 10/01/36	182	205,608
6.50%, 12/01/36	204	230,055
6.50%, 07/01/37	314	353,281
6.50%, 08/01/37	9,801	11,044,700
6.50%, 10/01/37	570	642,772
6.50%, 11/01/37	92	104,208
6.50%, 12/01/37	442	497,722
6.50%, 06/01/38	141	158,977
6.50%, 10/01/39	9,522	10,774,414
6.50%, 05/01/40	6,685	7,533,350
7.00%, 04/01/37	3,136	3,520,516
Government National Mortgage Association
3.00%, 07/15/27	16,986	17,815,412
3.00%, 09/15/42	993	1,002,585
3.00%, 10/15/42	2,505	2,528,106
3.00%, 12/15/42	15,963	16,112,871
3.00%, 12/20/42	50,438	50,911,331
3.00%, 01/15/43	6,016	6,072,690
3.00%, 06/20/43	120,147	121,385,977
3.00%, 06/01/44[b]	41,107	41,399,221
3.50%, 12/15/41	12,635	13,163,664
3.50%, 08/15/42	2,743	2,857,185
3.50%, 09/15/42	4,209	4,385,040
3.50%, 09/20/42	97,221	101,362,323

Security	Principal (000s)	Value

3.50%, 10/15/42	$1,547	$1,611,259
3.50%, 10/20/42	6,072	6,330,780
3.50%, 11/20/42	22,516	23,475,110
3.50%, 01/15/43	19,073	19,870,216
3.50%, 01/20/43	13,806	14,394,180
3.50%, 03/15/43	2,235	2,327,798
3.50%, 03/20/43	18,779	19,578,562
3.50%, 04/20/43	51,165	53,344,725
3.50%, 05/15/43	1,609	1,675,868
3.50%, 06/01/44[b]	91,668	95,419,802
4.00%, 06/01/29[b]	2,000	2,134,063
4.00%, 09/20/40	13,029	13,948,505
4.00%, 01/20/41	5,992	6,415,727
4.00%, 02/15/41	16,810	17,964,458
4.00%, 03/15/41	2,459	2,627,640
4.00%, 04/15/41	11,031	11,788,321
4.00%, 05/15/41	1,920	2,051,881
4.00%, 07/15/41	7,622	8,145,120
4.00%, 09/20/41	8,956	9,587,895
4.00%, 12/15/41	4,145	4,430,087
4.00%, 12/20/41	36,915	39,492,161
4.00%, 01/15/42	2,063	2,205,248
4.00%, 01/20/42	16,837	18,012,146
4.00%, 02/15/42	9,860	10,536,581
4.00%, 03/15/42	15,878	16,971,262
4.00%, 04/15/42	12,869	13,752,237
4.00%, 05/15/42	2,721	2,907,786
4.00%, 08/15/42	3,792	4,051,873
4.00%, 10/15/42	990	1,057,641
4.00%, 06/01/44[b]	86,905	92,838,944
4.50%, 04/15/39	1,625	1,771,486
4.50%, 08/15/39	11,141	12,142,739
4.50%, 11/20/39	3,826	4,176,638
4.50%, 01/20/40	4,116	4,494,304
4.50%, 06/15/40	15,940	17,382,970
4.50%, 07/15/40	16,119	17,569,027
4.50%, 08/15/40	33,153	36,154,900
4.50%, 08/20/40	7,058	7,706,208
4.50%, 10/20/40	16,196	17,683,301
4.50%, 04/20/41	16,857	18,404,628
4.50%, 06/20/41	22,418	24,471,972
4.50%, 09/20/41	10,473	11,432,015
4.50%, 11/20/41	10,241	11,175,958
4.50%, 06/01/44[b]	48,000	52,271,250
5.00%, 05/20/33	1,025	1,138,491
5.00%, 07/20/35	4,749	5,250,893
5.00%, 12/15/36	17,518	19,404,874
5.00%, 01/15/39	8,029	8,814,640
5.00%, 07/15/39	21,084	23,149,380
5.00%, 10/20/39	7,394	8,199,373
5.00%, 05/15/40	4,466	4,905,932
5.00%, 07/20/40	25,505	28,277,096
5.00%, 08/20/40	7,215	7,961,814
5.00%, 11/20/41	17,356	19,098,789
5.00%, 07/20/42	3,886	4,273,637
5.50%, 11/20/34	5,245	5,891,688
5.50%, 03/15/36	3,844	4,330,208
5.50%, 03/20/36	1,226	1,371,713
5.50%, 07/20/36	1,790	1,998,315
5.50%, 06/20/38	7,387	8,245,763
5.50%, 10/15/38	5,392	6,008,114
5.50%, 03/20/39	4,248	4,740,893

213

Schedule of Investments (Unaudited) (Continued)

iSHARES® MBS ETF

May 31, 2014

Security	Principal or Shares (000s)	Value

5.50%, 12/15/39	$1,313	$1,463,681
5.50%, 01/15/40	9,365	10,436,117
5.50%, 07/20/40	10,052	11,214,547
6.00%, 03/15/37	8,719	10,021,974
6.00%, 09/20/38	12,275	13,962,824
6.00%, 12/15/38	3,857	4,332,915
6.00%, 11/15/39	1,776	1,996,706
6.00%, 06/01/44[b]	7,000	7,861,875
6.50%, 10/20/38	4,581	5,174,501

		5,776,418,505

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost: $5,742,639,723)		5,776,418,505

SHORT-TERM INVESTMENTS — 34.44%

MONEY MARKET FUNDS — 34.44%
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d]	1,992,502	1,992,502,247
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	100	100,000

		1,992,602,247

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,992,602,247)		1,992,602,247

TOTAL INVESTMENTS IN SECURITIES — 134.30% (Cost: $7,735,241,970)		7,769,020,752
Other Assets, Less Liabilities — (34.30)%		(1,984,278,061)

NET ASSETS — 100.00%		$5,784,742,691

[a]	Variable rate security. Rate shown is as of report date.
[b]	To-be-announced (TBA). See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

214

Schedule of Investments (Unaudited)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.56%

ALABAMA — 0.15%
Alabama Federal Aid Highway Finance Authority RB Federal Grant Revenue
5.00%, 09/01/24	(Call 09/01/22)	$2,500	$2,926,050
Alabama Public School & College Authority RB Sales Tax Revenue
Series A
5.00%, 05/01/18		500	578,290
Baldwin County Board of Education RB Sales Tax Revenue
4.50%, 07/01/37	(Call 07/01/17) (AMBAC)	500	513,050
Birmingham Water Works Board RB Water Revenue
5.00%, 01/01/41	(Call 01/01/21)	1,000	1,093,450

			5,110,840
ALASKA — 0.04%
Borough of North Slope GO
Series A
1.00%, 06/30/14		1,000	1,000,730
City of Anchorage GO
Series B
5.25%, 12/01/16	(AMBAC)	300	336,155

			1,336,885
ARIZONA — 1.46%
Arizona School Facilities Board COP Lease Appropriation
Series A-1
5.00%, 09/01/17	(Call 09/01/15) (NPFGC-FGIC)	245	259,122
Arizona School Facilities Board COP Lease Non-Terminable
5.13%, 09/01/21	(Call 09/01/18)	1,000	1,134,110
5.25%, 09/01/23	(Call 09/01/18)	1,465	1,662,511
5.75%, 09/01/19	(Call 09/01/18)	1,200	1,398,492
Arizona State University Board of Regents RB University Revenue
Series A
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,102,590
Arizona Transportation Board RB Fuel Sales Tax Revenue
Series A
5.00%, 07/01/21		1,500	1,811,370
5.00%, 07/01/24	(Call 07/01/21)	935	1,096,540
5.00%, 07/01/29	(Call 07/01/22)	1,000	1,154,270
Arizona Transportation Board RB Highway Revenue Tolls Series A
5.00%, 07/01/30	(Call 07/01/22)	2,000	2,294,540
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/17		700	792,652
5.00%, 07/01/24	(Call 07/01/19)	685	794,806
5.25%, 07/01/20	(Call 07/01/19)	480	568,219
Arizona Water Infrastructure Finance Authority RB Water Revenue Series A
5.00%, 10/01/30	(Call 10/01/20)	2,600	3,074,864
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/16	(ETM) (NPFGC-FGIC)	280	308,986
5.25%, 07/01/16	(NPFGC-FGIC)	220	242,288

Security		Principal (000s)	Value

Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/40	(Call 07/01/20)	$1,700	$1,789,097
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/19	(PR 07/01/14) (AMBAC)	845	848,490
5.00%, 07/01/41	(Call 07/01/15) (NPFGC-FGIC)	3,250	3,374,962
Phoenix Civic Improvement Corp. RB Special Assessment Series A
5.00%, 07/01/39	(Call 07/01/19)	800	902,656
Phoenix Civic Improvement Corp. RB Water Revenue
4.75%, 07/01/25	(Call 07/01/15) (NPFGC)	1,800	1,885,176
5.00%, 07/01/19	(Call 07/01/15) (NPFGC)	500	525,970
Pinal County Electric District No. 3 RB Electric Power & Light Revenues
5.25%, 07/01/41	(Call 07/01/21)	1,000	1,088,660
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues
Series A
5.00%, 12/01/26	(Call 12/01/21)	1,000	1,186,080
5.00%, 01/01/27	(Call 01/01/18)	1,800	2,029,212
5.00%, 12/01/28	(Call 12/01/21)	1,000	1,161,220
5.00%, 12/01/29	(Call 06/01/22)	400	465,192
5.00%, 12/01/31	(Call 06/01/22)	1,500	1,725,840
5.00%, 01/01/38	(Call 01/01/18)	8,265	9,100,674
Series B
4.00%, 01/01/16		1,250	1,324,975
4.00%, 01/01/18		1,225	1,362,384
5.00%, 12/01/19		500	595,775
State of Arizona COP Lease Appropriation
Series A
5.00%, 10/01/18	(AGM)	200	229,636
5.00%, 10/01/29	(Call 10/01/19) (AGM)	1,000	1,096,870
5.25%, 10/01/20	(Call 10/01/19) (AGM)	355	416,149

			48,804,378
ARKANSAS — 0.03%
State of Arkansas GO
4.00%, 08/01/14		30	30,198
5.00%, 08/01/14		1,050	1,058,715

			1,088,913
CALIFORNIA — 22.47%
Alameda Corridor Transportation Authority RB Transit Revenue Series A
0.00%, 10/01/14	(AMBAC)	250	249,505
Alameda County Transportation Authority RB Sales Tax Revenue
4.00%, 03/01/22		500	577,975
Allan Hancock Joint Community College District GO
0.00%, 08/01/47	(Call 08/01/40)	1,000	383,790
Alvord Unified School District GO Series B
0.00%, 08/01/36	(AGM)	2,000	631,720
Anaheim Public Financing Authority RB Lease Abatement
0.00%, 09/01/32	(AGM)	3,040	1,223,296

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

Bay Area Governments Association RB Transit Revenue
5.00%, 08/01/17	(PR 08/01/14) (NPFGC-FGIC)	$800	$806,536
Bay Area Toll Authority RB Highway Revenue Tolls
Series F
5.00%, 04/01/15		500	520,580
5.00%, 04/01/17	(PR 04/01/16)	150	163,029
5.00%, 04/01/18	(PR 04/01/16)	1,000	1,086,860
5.00%, 04/01/21	(PR 04/01/16)	250	271,715
5.00%, 04/01/23	(PR 04/01/16)	275	298,887
5.00%, 04/01/25	(PR 04/01/16)	2,000	2,173,720
5.00%, 04/01/31	(PR 04/01/16)	3,100	3,369,266
5.00%, 04/01/31	(PR 04/01/17)	680	765,551
Series F-1
5.00%, 04/01/26	(Call 04/01/22)	1,000	1,193,380
5.00%, 04/01/28	(Call 04/01/19)	25	28,994
5.00%, 04/01/30	(Call 04/01/22)	2,000	2,304,180
5.00%, 04/01/31	(Call 04/01/22)	200	229,098
5.00%, 04/01/34	(Call 04/01/18)	500	557,125
5.00%, 04/01/39	(Call 04/01/18)	2,500	2,761,300
5.13%, 04/01/39	(Call 04/01/19)	825	928,216
5.63%, 04/01/44	(Call 04/01/19)	1,295	1,474,616
Series S-2
5.00%, 10/01/42	(Call 10/01/20)	2,510	2,718,179
Series S-4
5.00%, 04/01/32	(Call 04/01/23)	2,000	2,248,880
5.00%, 04/01/43	(Call 04/01/23)	1,750	1,915,917
5.25%, 04/01/48	(Call 04/01/23)	2,250	2,497,162
5.25%, 04/01/53	(Call 04/01/23)	370	405,794
Bay Area Water Supply & Conservation Agency RB Water Revenue Series A
5.00%, 10/01/34	(Call 04/01/23)	1,500	1,700,145
California Educational Facilities Authority RB College & University Revenue
Series T-1
5.00%, 03/15/39		120	152,926
Series U-3
5.00%, 06/01/43		1,500	1,937,085
Series U-6
5.00%, 05/01/45		1,500	1,939,830
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.00%, 07/01/23	(ETM) (AGM)	2,845	3,556,307
5.00%, 07/01/33	(PR 01/01/28) (AMBAC)	1,000	1,286,460
5.00%, 07/01/36	(PR 01/01/28) (AMBAC)	500	643,230
5.13%, 07/01/37	(PR 07/01/26) (AMBAC)	470	608,255
California State Department of Transportation RB Federal Grant Revenue Series A
5.00%, 02/01/15	(NPFGC-FGIC)	880	908,644
California State Department of Water Resources RB Electric Power & Light Revenues
Series K
4.00%, 05/01/18		200	224,128
5.00%, 05/01/18		2,610	3,023,059
Series L
4.00%, 05/01/15		100	103,561
5.00%, 05/01/15		3,950	4,126,209
5.00%, 05/01/16		2,000	2,180,980
5.00%, 05/01/17		1,485	1,676,283
5.00%, 05/01/18		1,290	1,494,155
5.00%, 05/01/19		1,815	2,152,753

Security		Principal (000s)	Value

5.00%, 05/01/20		$2,690	$3,245,081
5.00%, 05/01/21	(Call 05/01/20)	1,500	1,798,470
5.00%, 05/01/22	(Call 05/01/20)	300	357,090
Series M
4.00%, 05/01/16		1,500	1,607,640
4.00%, 05/01/19		1,275	1,451,371
5.00%, 05/01/15		1,000	1,044,610
Series N
5.00%, 05/01/20		2,500	3,015,875
California State Department of Water Resources RB Water Revenue
Series AC
5.00%, 12/01/15	(PR 12/01/14) (NPFGC)	965	988,382
Series AE
5.00%, 12/01/24	(Call 06/01/18)	650	751,121
5.00%, 12/01/27	(Call 06/01/18)	500	573,760
5.00%, 12/01/28	(Call 06/01/18)	695	795,622
Series F-3
5.00%, 05/01/21	(Call 05/01/18)	1,500	1,743,225
Series F-5
5.00%, 05/01/22	(Call 05/01/18)	1,445	1,679,307
Series G-4
5.00%, 05/01/16		1,250	1,363,113
California State Public Works Board RB Lease Abatement
5.00%, 09/01/38	(Call 09/01/23)	1,000	1,096,090
Series A
5.00%, 12/01/19	(AMBAC)	20	22,246
5.00%, 04/01/20		690	816,622
5.00%, 04/01/22		1,810	2,173,339
5.00%, 09/01/27	(Call 09/01/24)	2,000	2,345,560
5.00%, 04/01/30	(Call 04/01/22)	2,000	2,233,000
6.25%, 04/01/34	(Call 04/01/19)	1,725	2,037,984
Series A-1
6.00%, 03/01/35	(Call 03/01/20)	1,000	1,198,260
Series B
5.00%, 10/01/39	(Call 10/01/24)	1,000	1,104,440
Series C
4.00%, 06/01/28	(Call 06/01/22)	200	206,082
Series G
5.00%, 11/01/37	(Call 11/01/22)	2,175	2,374,600
Series G-1
5.75%, 10/01/30	(Call 10/01/19)	2,025	2,377,390
Series I-1
6.38%, 11/01/34	(Call 11/01/19)	600	722,472
California State Public Works Board RB Lease Revenue
Series A
5.13%, 06/01/29	(PR 06/01/14)	580	580,081
5.25%, 06/01/30	(Call 06/01/15)	2,100	2,178,645
Series D
5.00%, 12/01/23	(Call 12/01/21)	1,500	1,750,620
5.00%, 12/01/31	(Call 12/01/21)	750	838,350
Series J
5.25%, 01/01/16	(AMBAC)	270	290,863
California State University Trustees RB College & University Revenue
Series A
4.00%, 11/01/28	(Call 11/01/22)	1,680	1,791,468
5.00%, 11/01/24	(Call 11/01/21)	1,250	1,477,700
5.00%, 11/01/25	(Call 11/01/23)	2,000	2,414,140
5.00%, 11/01/30	(Call 05/01/15) (AMBAC)	1,365	1,415,669
5.00%, 11/01/39	(Call 05/01/18) (AGM)	1,000	1,118,700

216

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

5.25%, 11/01/34	(Call 05/01/19)	$500	$572,590
5.25%, 11/01/38	(Call 05/01/19)	2,500	2,862,950
Centinela Valley Union High School District GO Series B
0.00%, 08/01/45	(Call 08/01/22) (AGM)	4,000	680,680
Chabot-Las Positas Community College District GO
5.00%, 08/01/31	(Call 08/01/23)	1,200	1,368,372
Series B
5.00%, 08/01/31	(Call 08/01/16) (AMBAC)	600	653,382
Series C
0.00%, 08/01/32	(Call 08/01/16) (AMBAC)	500	220,280
0.00%, 08/01/34	(Call 08/01/16) (AMBAC)	270	98,923
0.00%, 08/01/37	(Call 08/01/16) (AMBAC)	500	156,415
City & County of San Francisco COP Lease Abatement Series A
5.00%, 04/01/29	(Call 04/01/19)	500	573,060
City & County of San Francisco GO
Series R1
5.00%, 06/15/20		200	240,996
5.00%, 06/15/21		25	30,432
5.00%, 06/15/22	(Call 12/15/21)	1,000	1,223,300
City of Bakersfield RB Sewer Revenue Series A
5.00%, 09/15/32	(Call 09/15/17) (AGM)	2,000	2,211,680
City of Los Angeles GO Series B
5.00%, 09/01/19		1,200	1,432,500
City of Los Angeles RB Port Airport & Marina Revenue
5.00%, 05/15/35	(Call 05/15/20)	2,000	2,218,520
City of Los Angeles RB Wastewater System Revenue
5.00%, 06/01/34	(Call 06/01/23)	1,000	1,140,670
Series A
5.00%, 06/01/34	(PR 06/01/15) (NPFGC)	3,235	3,392,448
5.00%, 06/01/34	(Call 06/01/15) (NPFGC)	765	796,595
5.00%, 06/01/39	(Call 06/01/19)	500	552,485
Series B
5.00%, 06/01/22		750	920,100
5.00%, 06/01/23		200	246,986
5.00%, 06/01/32	(Call 06/01/22)	400	455,016
City of Redding COP Electric Power & Light Revenues Series A
5.00%, 06/01/30	(Call 06/01/18) (AGM)	1,000	1,113,400
City of Sacramento RB Water Revenue
5.00%, 09/01/42	(Call 09/01/23)	750	830,100
City of San Jose RB Port Airport & Marina Revenue
Series B
5.00%, 03/01/37	(Call 03/01/17) (AMBAC)	1,390	1,440,123
Series D
5.00%, 03/01/28	(Call 06/16/14) (NPFGC)	800	802,688

Security		Principal (000s)	Value

Coast Community College District GO Series A
5.00%, 08/01/38	(Call 08/01/23)	$2,750	$3,057,367
Contra Costa Community College District GO
5.00%, 08/01/38	(Call 08/01/23)	1,500	1,685,130
County of Sacramento RB Port Airport & Marina Revenue
5.00%, 07/01/40	(Call 07/01/20)	1,145	1,229,283
Series B
5.75%, 07/01/39	(Call 07/01/18)	1,250	1,432,763
Series C
6.00%, 07/01/41	(Call 07/01/18)	1,705	1,968,030
County of Santa Clara GO
4.00%, 08/01/39	(Call 08/01/22)	2,250	2,300,310
Cucamonga Valley Water District RB Water Revenue Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	750	887,100
Desert Community College District GO
Series C
0.00%, 08/01/46	(Call 08/01/17) (AGM)	2,000	350,540
5.00%, 08/01/37	(Call 08/01/17) (AGM)	1,620	1,795,462
Desert Sands Unified School District GO
5.00%, 06/01/29	(PR 06/01/14) (AGM)	1,000	1,000,130
East Bay Municipal Utility District RB Water Revenue
Series 2014B
5.00%, 06/01/24		500	626,025
Series A
5.00%, 06/01/26	(Call 06/01/17) (NPFGC-FGIC)	1,545	1,726,630
5.00%, 06/01/32	(Call 06/01/17) (NPFGC-FGIC)	1,000	1,103,280
5.00%, 06/01/35	(Call 06/01/15) (NPFGC)	1,100	1,142,614
5.00%, 06/01/36	(Call 06/01/20)	2,000	2,278,100
5.00%, 06/01/37	(Call 06/01/17) (NPFGC-FGIC)	275	303,058
Series B
5.00%, 06/01/16		500	547,930
5.00%, 06/01/23		1,000	1,240,480
Eastern Municipal Water District COP Water Revenue Series H
5.00%, 07/01/35	(Call 07/01/18)	500	561,395
El Camino Community College District GO
Series C
0.00%, 08/01/32		200	93,982
0.00%, 08/01/34		1,000	424,810
El Dorado Irrigation District RB Water Revenue Series A
5.00%, 03/01/34	(Call 03/01/24) (AGM)	500	560,615
Escondido Union High School District GO
Series C
0.00%, 08/01/46		1,905	406,470
0.00%, 08/01/51		1,000	163,690
Foothill-De Anza Community College District GO
Series C
5.00%, 08/01/36	(Call 08/01/21)	1,000	1,112,430
5.00%, 08/01/40	(Call 08/01/21)	1,000	1,107,030
Foothill-Eastern Transportation Corridor Agency RB Highway Revenue Tolls

217

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

Series A
0.00%, 01/01/15	(ETM)	$500	$499,500
0.00%, 01/01/20	(ETM)	1,355	1,256,898
0.00%, 01/01/23	(ETM)	500	411,560
0.00%, 01/01/25	(ETM)	200	153,266
0.00%, 01/01/26	(ETM)	1,500	1,100,625
0.00%, 01/01/28	(ETM)	4,450	2,997,342
0.00%, 01/01/30	(ETM)	1,000	610,620
Long Beach Community College District GO
0.00%, 08/01/49	(Call 08/01/42)	2,000	811,380
5.00%, 08/01/39	(Call 08/01/22)	1,500	1,661,970
Los Angeles Community College District GO
Series A
5.00%, 08/01/27	(Call 08/01/17) (NPFGC-FGIC)	2,000	2,243,380
5.00%, 08/01/32	(Call 08/01/17) (NPFGC-FGIC)	1,410	1,562,717
6.00%, 08/01/33	(Call 08/01/19)	1,000	1,194,190
Series F-1
5.00%, 08/01/33	(Call 08/01/18)	1,500	1,687,170
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement Series A
5.00%, 08/15/20	(Call 08/15/18)	1,200	1,392,204
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
5.00%, 07/01/20		400	483,604
Series A
5.00%, 07/01/22	(Call 07/01/18) (AGM)	200	232,510
Series B
5.00%, 07/01/14		1,250	1,255,288
5.00%, 07/01/15		900	948,267
5.00%, 07/01/17		1,000	1,137,960
5.00%, 07/01/22	(Call 07/01/21)	1,000	1,225,800
Los Angeles County Public Works Financing Authority RB Lease Abatement
5.00%, 08/01/37	(Call 08/01/22)	1,000	1,083,550
Los Angeles County Sanitation Districts Financing Authority RB Sewer Revenue Series A
5.00%, 10/01/20	(DistrictGO)	1,000	1,209,930
Los Angeles Department of Airports RB Port Airport & Marina Revenue
Series A
5.00%, 05/15/32	(Call 05/15/20)	1,605	1,804,790
5.00%, 05/15/40	(Call 05/15/20)	3,700	4,059,677
5.25%, 05/15/39	(Call 05/15/19)	1,000	1,139,260
Series B
5.00%, 05/15/35	(Call 05/15/22)	500	557,210
5.00%, 05/15/40	(Call 05/15/20)	3,000	3,271,950
Series D
5.25%, 05/15/33	(Call 05/15/20)	1,000	1,144,380
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
5.00%, 07/01/14		1,000	1,004,230
5.00%, 07/01/15		1,575	1,659,105
5.00%, 07/01/16		500	549,935
5.00%, 07/01/21		35	42,785
5.00%, 07/01/22	(Call 07/01/21)	1,500	1,807,500
Series B
5.00%, 07/01/25	(Call 07/01/20)	2,000	2,355,380
5.00%, 07/01/30	(Call 07/01/23)	1,500	1,740,885
5.00%, 07/01/43	(Call 07/01/22)	1,590	1,761,477
5.25%, 07/01/24	(Call 07/01/19)	1,645	1,964,064
Los Angeles Department of Water & Power RB Water Revenue
Series A

Security		Principal (000s)	Value

5.00%, 07/01/43	(Call 07/01/22)	$1,500	$1,659,450
Series A-1
5.00%, 07/01/38	(Call 07/01/17) (AMBAC)	1,800	1,982,412
Series A-2
5.00%, 07/01/44	(Call 07/01/17) (AMBAC)	1,200	1,300,416
Series B
5.00%, 07/01/33	(Call 07/01/23)	2,500	2,873,575
5.00%, 07/01/34	(Call 07/01/23)	1,200	1,374,192
5.00%, 07/01/36	(Call 07/01/22)	1,000	1,118,260
5.00%, 07/01/43	(Call 07/01/22)	4,540	5,022,602
Los Angeles Municipal Improvement Corp. RB Lease Abatement
Series B1
4.75%, 08/01/37	(PR 08/01/14) (NPFGC-FGIC)	10	10,078
4.75%, 08/01/37	(Call 08/01/14) (NPFGC-FGIC)	285	286,924
Los Angeles Unified School District GO
Series A
5.00%, 07/01/17	(Call 07/01/16) (NPFGC)	1,000	1,099,590
Series A-1
4.50%, 07/01/22	(Call 07/01/17) (AGM)	2,700	2,985,255
4.50%, 07/01/24	(Call 07/01/17) (AGM)	1,000	1,104,690
4.50%, 07/01/25	(Call 07/01/17) (NPFGC)	2,900	3,196,148
5.00%, 07/01/21	(Call 07/01/15) (FGIC)	360	378,839
Series A-2
4.00%, 07/01/14		1,000	1,003,360
5.00%, 07/01/21		1,000	1,219,820
Series B
4.75%, 07/01/19	(Call 07/01/16)	1,400	1,528,128
5.00%, 07/01/16	(AGM)	600	658,734
5.00%, 07/01/22	(Call 07/01/16) (FGIC)	950	1,039,424
5.00%, 07/01/23	(Call 07/01/16) (FGIC)	500	546,625
Series D
5.00%, 01/01/34	(Call 07/01/19)	250	281,893
5.20%, 07/01/29	(Call 07/01/19)	1,000	1,178,130
Series E
4.75%, 07/01/32	(Call 07/01/17) (AGM)	6,300	6,869,898
Series I
5.00%, 07/01/14		400	401,688
5.00%, 07/01/27	(Call 07/01/19)	3,000	3,468,210
M-S-R Public Power Agency RB Electric Power & Light Revenues Series L
5.00%, 07/01/19	(Call 07/01/18) (AGM)	300	345,711
Mendocino-Lake Community College District GO Series B
0.00%, 08/01/51	(AGM)	750	117,443
Merced Union High School District GO Series C
0.00%, 08/01/46	(Call 08/01/21)	1,500	188,835
Metropolitan Water District of Southern California RB Water Revenue
5.75%, 08/10/18		2,500	2,844,975

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

Series B
5.00%, 07/01/14		$400	$401,668
5.00%, 07/01/21	(Call 07/01/18)	210	244,503
Series C
5.00%, 10/01/26	(Call 10/01/21)	200	238,488
Series G
5.00%, 07/01/28	(Call 07/01/22)	500	590,390
Modesto Irrigation District COP Lease Revenue Series A
6.00%, 10/01/39	(Call 04/01/19)	500	576,105
Mount Diablo Unified School District GO
Series A
0.00%, 08/01/35	(Call 08/01/25) (AGM)	2,530	1,812,138
Series E
5.00%, 06/01/37	(Call 08/01/22)	1,750	1,936,340
Mount San Antonio Community College District GO
0.00%, 08/01/28	(Call 02/01/28)	1,000	760,380
0.00%, 08/01/43	(Call 08/01/35)	3,000	1,717,140
Newport Mesa Unified School District GO
0.00%, 08/01/38		1,500	526,380
0.00%, 08/01/41	(Call 08/01/21)	520	98,550
Orange County Public Financing Authority RB Lease Abatement
5.00%, 07/01/16	(NPFGC)	1,000	1,094,800
Orange County Sanitation District COP Sewer Revenue Series A
5.00%, 02/01/39	(Call 02/01/19)	500	563,540
Palomar Pomerado Health GO Series A
0.00%, 08/01/31	(AGM)	1,000	456,480
Peralta Community College District GO Series C
5.00%, 08/01/39	(Call 08/01/19)	500	550,200
Pomona Public Financing Authority RB Water Revenue Series AY
5.00%, 05/01/47	(Call 05/01/17) (AMBAC)	625	664,219
Poway Unified School District GO
0.00%, 08/01/33		1,000	419,770
0.00%, 08/01/41		1,500	414,525
0.00%, 08/01/46		5,200	1,112,176
0.00%, 08/01/51		1,250	205,613
Rio Hondo Community College District GO
0.00%, 08/01/42	(Call 08/01/34)	560	400,193
Riverside County Transportation Commission RB Highway Revenue Tolls
Series A
5.25%, 06/01/39	(Call 06/01/23)	1,500	1,723,695
5.75%, 06/01/48	(Call 06/01/23)	2,000	2,202,040
Sacramento City Financing Authority RB Lease Abatement
5.25%, 12/01/30	(AMBAC)	440	524,273
Series A
5.40%, 11/01/20	(AMBAC)	500	564,750
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 08/01/35	(Call 08/01/15) (NPFGC)	775	809,503
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series A
5.00%, 08/15/41	(Call 08/15/23)	2,000	2,211,080
Series U
5.00%, 08/15/27	(Call 08/15/18) (AGM)	3,875	4,401,457

Security		Principal (000s)	Value

Series X
5.00%, 08/15/20		$700	$838,880
5.00%, 08/15/25	(Call 08/15/21)	1,000	1,158,510
Sacramento Municipal Utility District RB Water Revenue
5.13%, 07/01/29	(Call 07/01/16) (NPFGC)	1,000	1,073,630
San Bernardino Community College District GO Series A
6.25%, 08/01/33	(PR 08/01/18)	300	365,640
San Diego Community College District GO
5.00%, 08/01/29	(Call 08/01/21)	120	137,371
5.00%, 08/01/30	(Call 08/01/17) (AGM)	900	1,005,192
5.00%, 08/01/30	(Call 08/01/23)	1,250	1,464,375
5.00%, 08/01/43	(Call 08/01/23)	1,490	1,667,668
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/40	(Call 07/01/20)	1,420	1,524,526
5.00%, 07/01/43	(Call 07/01/23)	1,250	1,343,413
San Diego County Regional Transportation Commission RB Sales Tax Revenue
Series A
5.00%, 04/01/42	(Call 04/01/22)	1,000	1,107,040
5.00%, 04/01/48	(Call 04/01/22)	2,500	2,761,725
San Diego County Water Authority COP Water Revenue
Series 2008
5.00%, 05/01/33	(Call 05/01/18) (AGM)	3,800	4,226,702
Series A
5.00%, 05/01/30	(PR 05/01/15) (AGM)	1,600	1,671,376
San Diego County Water Authority RB Water Revenue
5.00%, 05/01/34	(Call 11/01/22)	1,000	1,141,420
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series A
5.25%, 05/15/39	(Call 05/15/19)	1,000	1,138,250
Series B
5.00%, 05/15/18		1,000	1,162,940
5.00%, 05/15/22	(Call 05/15/19)	2,000	2,355,880
San Diego Public Facilities Financing Authority RB Water Revenue Series B
5.50%, 08/01/39	(Call 08/01/19)	700	815,472
San Diego Regional Building Authority RB Lease Abatement
5.38%, 02/01/36	(Call 02/01/19)	1,500	1,720,995
San Diego Unified School District GO
0.00%, 07/01/30		1,300	667,186
0.00%, 07/01/35		2,010	768,825
0.00%, 07/01/37		700	240,590
0.00%, 07/01/43		1,180	299,508
0.00%, 07/01/44		1,800	434,556
Series C
0.00%, 07/01/46		275	58,911
0.00%, 07/01/48	(Call 07/01/40)	1,500	829,110
5.00%, 07/01/35	(Call 07/01/23)	1,715	1,927,900
Series D-2
4.75%, 07/01/27	(Call 07/01/15) (AGM)	595	625,898
Series E
0.00%, 07/01/47	(Call 07/01/42)	1,965	908,282
Series F-1
4.50%, 07/01/29	(Call 07/01/16) (AGM)	1,200	1,300,464
5.25%, 07/01/28	(AGM)	1,000	1,240,620
Series G

219

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

0.00%, 07/01/38	(Call 01/01/24)	$4,000	$1,130,160
Series R-1
0.00%, 07/01/31		2,000	963,560
San Dieguito Union High School District GO Series A-2
4.00%, 08/01/38	(Call 08/01/23)	1,000	1,024,670
San Francisco Bay Area Rapid Transit District GO Series B
5.00%, 08/01/32	(Call 08/01/17)	1,400	1,559,922
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue Series A
5.00%, 07/01/36	(Call 07/01/22)	1,000	1,120,520
San Francisco City & County Airports Commission RB Port Airport & Marina Revenue
Second Series
5.00%, 05/01/26	(Call 05/01/22)	1,000	1,154,010
Series A
4.90%, 05/01/29	(Call 11/01/19)	1,000	1,133,410
Series E
6.00%, 05/01/39	(Call 05/01/19)	4,000	4,748,920
Series F
5.00%, 05/01/35	(Call 05/01/20)	500	537,555
San Francisco City & County Public Utilities Commission RB Water Revenue
Series A
5.00%, 11/01/30	(Call 11/01/21)	500	576,095
5.00%, 11/01/32	(Call 11/01/21)	400	455,716
5.00%, 11/01/35	(Call 05/01/22)	4,000	4,458,600
5.00%, 11/01/37	(Call 05/01/22)	1,000	1,108,050
5.00%, 11/01/41	(Call 11/01/21)	2,750	3,029,867
Series B
4.00%, 10/01/39	(Call 10/01/22)	1,500	1,514,790
5.00%, 11/01/39	(Call 11/01/19)	1,000	1,114,180
San Joaquin County Transportation Authority RB Sales Tax Revenue Series A
5.50%, 03/01/41	(Call 03/01/21)	500	564,460
San Joaquin Hills Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/19	(ETM)	980	931,921
0.00%, 01/01/20	(ETM)	500	463,800
0.00%, 01/01/25	(ETM)	2,100	1,609,293
0.00%, 01/01/27	(ETM)	1,075	756,628
San Jose Financing Authority RB Lease Abatement Series A
5.00%, 06/01/39	(Call 06/01/23)	1,850	2,040,180
San Marcos Unified School District GO
Series B
0.00%, 08/01/47		500	100,700
0.00%, 08/01/51		1,500	245,535
San Mateo County Community College District GO
Series B
5.00%, 09/01/38	(Call 09/01/16)	1,700	1,838,108
Series C
0.00%, 09/01/30	(NPFGC)	1,190	650,585
San Mateo Joint Powers Financing Authority RB Lease Abatement Series A
5.00%, 07/15/33	(Call 07/15/18)	750	842,798
San Mateo Union High School District GO
0.00%, 09/01/33		500	298,450
0.00%, 09/01/41	(Call 09/01/36)	460	284,243
Series A
0.00%, 07/01/51	(Call 09/01/41)	1,500	689,055
Santa Barbara Secondary High School District GO Series A
0.00%, 08/01/36		2,500	889,325

Security		Principal (000s)	Value

Santa Clara County Financing Authority RB Lease Abatement Series L
5.25%, 05/15/36	(Call 05/15/18)	$1,500	$1,677,315
Santa Clara Valley Transportation Authority RB Sales Tax Revenue Series A
5.00%, 04/01/32	(Call 04/01/17) (AMBAC)	1,400	1,537,382
Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15	(NPFGC)	700	695,912
Series 2010-1
5.00%, 07/01/22	(Call 07/01/20)	2,000	2,390,920
5.00%, 07/01/30	(Call 07/01/20)	1,950	2,244,918
Series A
5.00%, 07/01/18		1,500	1,747,485
State of California GO
3.50%, 10/01/17		1,000	1,092,850
4.00%, 09/01/14	(NPFGC)	600	605,904
4.00%, 10/01/14		200	202,616
4.00%, 08/01/15		600	626,724
4.00%, 09/01/17		295	326,715
4.00%, 09/01/20		500	569,510
4.00%, 12/01/26	(Call 06/01/16)	4,000	4,278,480
4.00%, 12/01/27	(Call 06/01/17)	2,800	3,058,748
4.50%, 08/01/26	(Call 02/01/17)	1,850	1,996,686
4.50%, 08/01/27	(Call 02/01/17)	2,000	2,153,120
4.50%, 08/01/30	(Call 02/01/17)	3,000	3,186,690
4.75%, 04/01/18		280	320,844
5.00%, 08/01/14		660	665,478
5.00%, 11/01/14		500	510,255
5.00%, 02/01/15		1,935	1,997,771
5.00%, 03/01/15		500	518,200
5.00%, 04/01/15		2,500	2,600,850
5.00%, 09/01/15		480	508,747
5.00%, 12/01/15		1,575	1,687,754
5.00%, 12/01/15	(PR 06/01/14)	205	205,027
5.00%, 02/01/16		3,320	3,580,122
5.00%, 04/01/16		600	651,420
5.00%, 05/01/16	(Call 05/01/15)	300	313,374
5.00%, 08/01/16		200	220,050
5.00%, 10/01/16		2,350	2,602,836
5.00%, 11/01/16	(AMBAC)	345	383,378
5.00%, 12/01/16		200	222,976
5.00%, 03/01/17	(Call 03/01/15)	1,900	1,969,274
5.00%, 04/01/17		725	814,791
5.00%, 05/01/17	(Call 05/01/15)	550	574,431
5.00%, 06/01/17	(Call 06/01/15)	950	995,961
5.00%, 03/01/18		400	461,084
5.00%, 04/01/18		2,650	3,061,492
5.00%, 05/01/18	(Call 05/01/15)	1,620	1,691,750
5.00%, 06/01/18	(Call 06/01/17) (NPFGC)	200	226,566
5.00%, 08/01/18	(Call 02/01/17)	295	330,494
5.00%, 10/01/18		3,400	3,977,966
5.00%, 03/01/19	(Call 03/01/15)	5,000	5,181,450
5.00%, 04/01/19	(Call 04/01/18)	1,150	1,312,656
5.00%, 09/01/19		500	593,140
5.00%, 10/01/19		1,000	1,187,840
5.00%, 02/01/20		5,505	6,544,894
5.00%, 04/01/20	(Call 04/01/19)	1,460	1,710,886
5.00%, 09/01/20		1,500	1,797,300
5.00%, 11/01/20	(Call 11/01/17) (NPFGC)	500	572,130

220

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

5.00%, 12/01/20	(Call 12/01/16)	$3,010	$3,572,194
5.00%, 03/01/21	(Call 03/01/16)	1,300	1,405,456
5.00%, 08/01/21	(Call 08/01/15)	900	973,576
5.00%, 10/01/21	(Call 10/01/19)	1,800	2,141,208
5.00%, 11/01/21	(Call 11/01/17)	250	285,700
5.00%, 12/01/21	(Call 12/01/16)	1,955	2,175,622
5.00%, 02/01/22		2,290	2,761,511
5.00%, 04/01/22		1,000	1,208,330
5.00%, 08/01/22	(Call 02/01/17)	320	356,960
5.00%, 09/01/22		1,000	1,213,860
5.00%, 06/01/23	(Call 12/01/14) (AMBAC)	1,000	1,022,980
5.00%, 08/01/23	(Call 02/01/17)	340	378,791
5.00%, 09/01/23	(Call 09/01/22)	5,000	5,996,800
5.00%, 10/01/23	(Call 06/30/14)	25	25,096
5.00%, 11/01/23	(Call 11/01/17) (NATL)	1,320	1,504,166
5.00%, 12/01/23		1,835	2,245,214
5.00%, 03/01/24	(Call 03/01/16)	1,000	1,078,180
5.00%, 08/01/24	(Call 02/01/17)	750	834,510
5.00%, 09/01/24	(Call 09/01/22)	2,000	2,375,580
5.00%, 10/01/24	(Call 04/01/18)	3,815	4,381,642
5.00%, 12/01/24	(Call 12/01/17)	2,420	2,698,691
5.00%, 08/01/25	(Call 02/01/17)	3,850	4,271,921
5.00%, 08/01/25	(Call 08/01/15) (AGM)	1,000	1,055,110
5.00%, 11/01/25	(Call 11/01/23)	5,545	6,646,071
5.00%, 12/01/25	(Call 12/01/16)	4,000	4,434,440
5.00%, 11/01/26	(Call 11/01/17)	625	707,450
5.00%, 02/01/27	(AMBAC)	550	676,742
5.00%, 05/01/27	(Call 05/01/15)	500	520,000
5.00%, 06/01/27	(Call 06/01/17) (NPFGC-FGIC)	2,000	2,233,240
5.00%, 08/01/27	(Call 08/01/15) (AGM)	1,000	1,050,040
5.00%, 11/01/27	(Call 11/01/23)	2,300	2,705,237
5.00%, 03/01/28	(Call 03/01/16)	2,400	2,573,568
5.00%, 08/01/28	(Call 08/01/18)	250	283,283
5.00%, 10/01/29	(Call 10/01/19)	15,320	17,300,059
5.00%, 11/01/29	(Call 11/01/23)	2,500	2,903,125
5.00%, 02/01/31	(Call 02/01/22)	2,000	2,247,360
5.00%, 12/01/31	(Call 12/01/23)	1,500	1,721,055
5.00%, 02/01/32	(Call 06/30/14)	2,145	2,395,633
5.00%, 06/01/32	(Call 06/01/17)	3,020	3,293,854
5.00%, 11/01/32	(Call 11/01/17)	6,505	7,174,039
5.00%, 02/01/33	(Call 06/30/14)	3,105	3,437,603
5.00%, 08/01/33	(Call 08/01/15)	650	678,431
5.00%, 10/01/33	(Call 04/01/23)	1,000	1,126,070
5.00%, 09/01/35	(Call 09/01/16)	720	767,988
5.00%, 06/01/37	(Call 06/01/17)	5,250	5,607,000
5.00%, 11/01/37	(Call 11/01/17)	9,865	10,617,897
5.00%, 12/01/37	(Call 12/01/17)	2,315	2,495,848
5.00%, 02/01/38	(Call 02/01/23)	4,865	5,372,447
5.00%, 04/01/38	(Call 04/01/18)	2,835	3,053,834
5.00%, 09/01/41	(Call 09/01/21)	3,970	4,311,221
5.00%, 10/01/41	(Call 10/01/21)	4,750	5,162,395
5.00%, 04/01/42	(Call 04/01/22)	2,000	2,181,040
5.00%, 09/01/42	(Call 09/01/22)	7,500	8,209,875
5.00%, 04/01/43	(Call 04/01/23)	7,000	7,696,850
5.00%, 11/01/43	(Call 11/01/23)	1,000	1,105,080
5.13%, 03/01/25	(Call 03/01/18)	560	641,077
5.13%, 04/01/33	(Call 04/01/18)	2,975	3,308,438

Security		Principal (000s)	Value

5.25%, 10/01/20	(Call 10/01/19)	$1,160	$1,371,132
5.25%, 10/01/21	(Call 10/01/19)	1,000	1,208,140
5.25%, 09/01/22		300	369,801
5.25%, 02/01/23		250	308,760
5.25%, 09/01/23	(Call 09/01/21)	2,390	2,908,295
5.25%, 09/01/24	(Call 09/01/21)	2,000	2,420,220
5.25%, 09/01/25	(Call 09/01/21)	250	299,923
5.25%, 10/01/29	(Call 10/01/19)	3,800	4,407,392
5.25%, 02/01/30	(Call 02/01/22)	1,000	1,151,610
5.25%, 03/01/30	(Call 03/01/20)	500	578,455
5.25%, 08/01/32	(AGM)	2,955	3,530,693
5.25%, 04/01/35	(Call 04/01/22)	2,000	2,274,660
5.25%, 03/01/38	(Call 03/01/18)	5,750	6,286,935
5.50%, 04/01/18		2,815	3,305,091
5.50%, 04/01/19		155	186,022
5.50%, 04/01/21	(Call 04/01/19)	315	377,628
5.50%, 04/01/23	(Call 04/01/19)	2,000	2,387,280
5.50%, 08/01/30	(Call 08/01/18)	485	560,563
5.50%, 11/01/34	(Call 11/01/19)	1,000	1,157,740
5.50%, 11/01/39	(Call 11/01/19)	1,490	1,709,507
5.50%, 03/01/40	(Call 03/01/20)	2,000	2,306,820
5.60%, 03/01/36	(Call 03/01/20)	595	689,093
5.75%, 04/01/27	(Call 04/01/19)	1,000	1,194,420
5.75%, 04/01/28	(Call 04/01/19)	1,700	2,030,514
5.75%, 04/01/31	(Call 04/01/19)	2,200	2,605,174
6.00%, 02/01/18	(AMBAC)	1,000	1,187,700
6.00%, 03/01/33	(Call 03/01/20)	1,000	1,209,050
6.00%, 04/01/35	(Call 04/01/19)	430	510,642
6.00%, 11/01/35	(Call 11/01/19)	235	284,122
6.00%, 04/01/38	(Call 04/01/19)	11,350	13,397,994
6.00%, 11/01/39	(Call 11/01/19)	500	600,520
6.50%, 04/01/33	(Call 04/01/19)	6,570	8,045,096
Series A
4.25%, 07/01/17		1,080	1,201,057
4.60%, 07/01/19		2,000	2,344,220
5.00%, 07/01/15	(PR 07/01/14)	1,050	1,054,389
5.00%, 07/01/15	(Call 07/01/14) (NPFGC)	600	602,514
5.00%, 07/01/17		625	709,163
5.00%, 07/01/18		4,150	4,836,534
5.00%, 07/01/19		1,300	1,549,392
5.00%, 07/01/20	(Call 07/01/19)	2,930	3,482,510
5.00%, 07/01/22	(Call 07/01/16)	5,515	6,041,407
5.25%, 07/01/14	(ETM)	1,640	1,647,216
5.25%, 07/01/14		90	90,396
5.25%, 07/01/14	(NPFGC-FGIC)	10	10,044
5.25%, 07/01/21	(Call 07/01/19)	2,000	2,393,040
Series B
5.00%, 07/01/23		1,800	1,807,506
Turlock Irrigation District RB Electric Power & Light Revenues Series A
5.00%, 01/01/40	(Call 01/01/20)	1,000	1,062,960
University of California Regents RB College & University Revenue
Series AF
5.00%, 05/15/16		3,500	3,828,755
5.00%, 05/15/29	(Call 05/15/23)	1,530	1,788,432
5.00%, 05/15/39	(Call 05/15/23)	1,500	1,677,840
Series AI
5.00%, 05/15/32	(Call 05/15/23)	1,060	1,212,015
5.00%, 05/15/38	(Call 05/15/23)	2,000	2,240,400
Series AK
5.00%, 05/15/48		5,900	7,223,488

221

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

Series D
5.00%, 05/15/41	(Call 05/15/16) (NPFGC-FGIC)	$250	$271,498
Series G
5.00%, 05/15/28	(Call 05/15/22)	1,000	1,162,650
5.00%, 05/15/37	(Call 05/15/22)	2,750	3,050,465
Series J
4.50%, 05/15/26	(Call 05/15/15) (AGM)	1,500	1,572,150
4.50%, 05/15/31	(Call 05/15/15) (AGM)	2,000	2,081,080
4.50%, 05/15/35	(Call 05/15/15) (AGM)	1,220	1,267,190
Series Q
5.00%, 05/15/21	(Call 05/15/17)	300	340,221
University of California Regents RB Medical Center Pooled Revenue
Series A
4.50%, 05/15/37	(Call 05/15/15) (NPFGC)	200	202,088
4.75%, 05/15/31	(Call 05/15/15) (NPFGC)	1,250	1,302,663
Ventura County Community College District GO Series C
5.50%, 08/01/33	(Call 08/01/18)	905	1,047,818
Ventura County Public Financing Authority RB Lease Revenue
5.00%, 11/01/43	(Call 11/01/22)	1,810	1,970,637
Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	500	161,215
William S. Hart Union High School District GO
Series B
0.00%, 08/01/34	(AGM)	500	200,195
Series C
0.00%, 08/01/37	(Call 08/01/23)	1,500	465,975
4.00%, 08/01/38	(Call 08/01/23)	4,000	4,064,400
Yosemite Community College District GO Series C
5.00%, 08/01/28	(Call 08/01/18) (AGM)	1,000	1,139,990

			751,914,690
COLORADO — 1.09%
City & County of Denver RB Port Airport & Marina Revenue
Series A
5.00%, 11/15/21	(Call 11/15/20)	1,000	1,159,400
5.25%, 11/15/36	(Call 11/15/19)	200	222,874
Series B
5.00%, 11/15/32	(Call 11/15/22)	2,335	2,584,074
5.00%, 11/15/43	(Call 11/15/23)	2,250	2,450,575
City of Aurora RB Water Revenue Series A
5.00%, 08/01/39	(Call 08/01/17) (AMBAC)	1,000	1,093,920
Colorado Department of Transportation RB Highway Revenue Tolls Series B
5.00%, 12/15/15	(NPFGC-FGIC)	2,510	2,694,385
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP Lease Non-Terminable
5.25%, 11/01/23	(Call 11/01/18)	500	578,780
Colorado State University Board of Governors RB Enterprise Revenue Series A
5.00%, 03/01/38	(Call 03/01/22) (HERBIP)	500	549,800

Security		Principal (000s)	Value

Denver City & County School District No. 1 GO
Series A
5.50%, 12/01/23	(NPFGC-FGIC)	$540	$685,157
Series B
3.00%, 12/01/29	(Call 12/01/22) (SAW)	1,000	949,790
5.00%, 12/01/31	(Call 12/01/22) (SAW)	2,000	2,288,560
E-470 Public Highway Authority RB Highway Revenue Tolls
Series A
0.00%, 09/01/40		850	214,328
0.00%, 09/01/41		1,000	237,360
Series B
0.00%, 09/01/16	(NPFGC)	765	734,614
0.00%, 09/01/19	(NPFGC)	435	377,236
0.00%, 09/01/20	(NPFGC)	715	597,318
0.00%, 09/01/23	(NPFGC)	165	117,711
0.00%, 09/01/24	(NPFGC)	1,165	785,874
0.00%, 09/01/29	(NPFGC)	2,500	1,234,525
Jefferson County School District No. R-1 GO
5.00%, 12/15/18	(SAW)	500	586,165
5.00%, 12/15/22	(PR 12/15/14) (AGM)	3,535	3,627,228
5.00%, 12/15/24	(PR 12/15/14) (AGM)	540	554,089
Regional Transportation District COP Lease Renewal Series A
5.38%, 06/01/31	(Call 06/01/20)	500	550,505
Regional Transportation District RB Sales Tax Revenue
Series A
4.50%, 11/01/34	(Call 11/01/17) (AGM)	3,475	3,591,656
5.00%, 11/01/27		1,500	1,856,550
5.00%, 11/01/28		1,500	1,863,330
5.00%, 11/01/31	(PR 11/01/16) (AMBAC)	2,000	2,222,460
State of Colorado Building Excellent Schools Today COP Lease Revenue Series G
5.00%, 03/15/32	(Call 03/15/21)	1,000	1,108,800
University of Colorado Regents RB College & University Revenue Series A
5.00%, 06/01/43	(Call 06/01/23)	1,000	1,110,090

			36,627,154
CONNECTICUT — 1.07%
State of Connecticut GO
Series A
5.00%, 01/01/15		1,000	1,028,400
5.00%, 01/01/16		4,200	4,511,430
5.00%, 10/15/21		2,000	2,413,100
5.00%, 10/15/24	(Call 10/15/23)	1,775	2,148,904
5.00%, 02/15/25	(Call 02/15/19)	2,660	3,074,880
Series B
5.00%, 05/01/15		3,000	3,132,690
5.00%, 05/01/16		500	544,305
5.00%, 05/15/21		1,000	1,200,510
5.25%, 06/01/20	(AMBAC)	790	951,823
Series C
5.00%, 12/01/15		500	535,600
5.00%, 06/01/23	(Call 06/01/22)	1,000	1,193,930
5.50%, 12/15/15		275	297,179

222

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

Series D
5.00%, 11/01/19		$1,000	$1,181,280
5.00%, 11/01/31	(Call 11/01/21)	2,000	2,260,000
Series E
4.00%, 09/15/27	(Call 09/15/22)	500	533,595
5.00%, 12/15/16		1,500	1,670,655
5.00%, 12/15/18	(Call 12/15/16)	230	256,574
State of Connecticut ST Fuel Sales Tax Revenue
Series A
5.00%, 10/01/24	(Call 10/01/23)	2,000	2,418,580
5.00%, 01/01/29	(Call 01/01/23)	2,000	2,312,220
State of Connecticut ST Sales Tax Revenue
Series 1
5.00%, 02/01/17		500	558,325
5.00%, 02/01/19		3,000	3,507,870

			35,731,850
DELAWARE — 0.02%
State of Delaware GO Series 2009C
5.00%, 10/01/16		500	554,225

			554,225
DISTRICT OF COLUMBIA — 1.09%
District of Columbia GO
Series 2013A
5.00%, 06/01/30	(Call 06/01/23)	1,500	1,733,865
Series A
4.50%, 06/01/37	(Call 06/01/17) (NPFGC-FGIC)	3,600	3,774,636
5.00%, 06/01/29	(Call 06/01/23)	3,000	3,488,280
Series C
5.00%, 06/01/16	(AGM)	1,000	1,092,470
District of Columbia RB College & University Revenue
5.25%, 04/01/34	(Call 10/01/18)	1,000	1,140,370
District of Columbia RB Income Tax Revenue
Series A
5.00%, 12/01/25	(Call 06/01/20)	1,000	1,161,990
5.00%, 12/01/26	(Call 06/01/20)	500	578,020
5.00%, 12/01/27	(Call 06/01/20)	500	580,995
5.00%, 12/01/31	(Call 06/01/20)	500	567,735
Series C
5.00%, 12/01/24	(Call 12/01/22)	1,000	1,210,730
5.00%, 12/01/30	(Call 12/01/22)	2,000	2,322,660
5.00%, 12/01/35	(Call 12/01/22)	1,000	1,131,480
Series G
5.00%, 12/01/36	(Call 12/01/21)	2,500	2,808,850
District of Columbia RB Miscellaneous Revenue
Series A
5.25%, 12/01/34	(Call 12/01/19)	1,370	1,578,459
Series B
5.00%, 12/01/25	(Call 12/01/19)	400	465,180
District of Columbia RB Recreational Revenue Series B-1
5.00%, 02/01/31	(Call 02/01/16) (NPFGC-FGIC)	1,000	1,016,590
District of Columbia Water & Sewer Authority RB Sewer Revenue
Series A
5.50%, 10/01/39	(Call 10/01/18)	1,000	1,131,200
6.00%, 10/01/35	(Call 10/01/18)	500	576,750

Security		Principal (000s)	Value

District of Columbia Water & Sewer Authority RB Water Revenue
5.50%, 10/01/23	(AGM)	$240	$296,033
Series A
5.00%, 10/01/44	(Call 10/01/23)	1,165	1,298,183
Metropolitan Washington Airports Authority RB Highway Revenue Tolls
Series A
0.00%, 10/01/37		4,000	1,107,360
5.25%, 10/01/44	(Call 10/01/19)	2,180	2,315,029
Metropolitan Washington Airports Authority RB Port Airport & Marina Revenue
5.00%, 10/01/53	(Call 04/01/22)	2,000	2,086,700
Series A
5.00%, 10/01/35	(Call 10/01/20)	1,000	1,090,470
Series C
5.13%, 10/01/39	(Call 10/01/18)	1,475	1,637,265
Washington D.C. Convention Center Authority RB Miscellaneous Taxes Series A
4.50%, 10/01/30	(Call 10/01/16) (AMBAC)	200	203,226

			36,394,526
FLORIDA — 3.92%
Broward County School Board COP Lease Renewal Series A
5.00%, 07/01/21		1,000	1,170,280
City of Cape Coral RB Water Revenue Series A
5.00%, 10/01/42	(Call 10/01/21) (AGM)	1,000	1,084,810
City of Clearwater RB Water & Sewer Revenue Series A
5.25%, 12/01/39	(Call 12/01/19)	1,000	1,087,950
City of Gainesville RB Multiple Utility Revenue Series A
5.00%, 10/01/35	(PR 10/01/15) (AGM)	1,250	1,329,488
City of Tallahassee RB Water Revenue
5.00%, 10/01/37	(Call 10/01/17)	1,750	1,934,993
County of Broward RB Port Airport & Marina Revenue
Series O
5.38%, 10/01/29	(Call 10/01/19)	1,560	1,788,540
Series Q-1
5.00%, 10/01/42	(Call 10/01/22)	1,000	1,073,170
County of Broward RB Water & Sewer Utility Revenue Series A
5.25%, 10/01/34	(Call 10/01/18)	500	563,775
County of Hillsborough School Board COP Lease Appropriation Series A
5.00%, 07/01/29	(Call 07/01/22)	2,500	2,793,775
County of Miami-Dade GO
5.00%, 07/01/41	(Call 07/01/20)	1,000	1,086,120
Series B-1
5.63%, 07/01/38	(Call 07/01/18)	1,000	1,135,020
County of Miami-Dade RB Hotel Occupancy Tax
Series A
5.00%, 10/01/29	(Call 10/01/22)	1,000	1,113,710
Series B
5.00%, 10/01/35	(Call 10/01/22) (AGM)	1,450	1,579,746

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

County of Miami-Dade RB Miscellaneous Revenue Series B
5.00%, 10/01/35	(Call 10/01/15) (NPFGC)	$1,125	$1,174,579
County of Miami-Dade RB Port Airport & Marina Revenue
Series A
5.38%, 10/01/35	(Call 10/01/20)	2,000	2,285,160
5.38%, 10/01/41	(Call 10/01/20)	4,000	4,519,760
6.00%, 10/01/38	(Call 10/01/23)	1,000	1,157,020
Series B
5.00%, 10/01/41	(Call 10/01/20)	1,000	1,062,910
County of Miami-Dade RB Water & Sewer Revenue
5.00%, 10/01/39	(Call 10/01/20) (AGM)	3,475	3,727,910
Series B
5.00%, 10/01/14	(AGM)	500	508,145
Series C
5.38%, 10/01/24	(Call 10/01/18)	2,500	2,885,325
County of Palm Beach RB Miscellaneous Revenue
5.00%, 05/01/38	(Call 05/01/18)	3,000	3,297,480
County of Seminole RB Water Revenue
5.00%, 10/01/31	(Call 10/01/16)	600	642,750
5.00%, 10/01/36	(Call 10/01/16)	2,020	2,168,733
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
4.25%, 07/01/14		500	501,775
5.00%, 07/01/14		2,000	2,008,380
5.00%, 07/01/15		2,035	2,139,314
5.00%, 07/01/16		2,040	2,231,168
Florida Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 10/01/31	(Call 10/01/18)	450	496,337
5.25%, 10/01/19		1,000	1,182,280
5.25%, 10/01/21	(Call 10/01/18)	180	202,145
Florida State Board of Education GO
Series A
5.00%, 06/01/16		3,060	3,347,487
5.00%, 06/01/17	(Call 06/01/15) (NPFGC-FGIC)	1,000	1,057,630
5.00%, 06/01/18		500	580,165
5.00%, 06/01/21	(Call 06/01/20)	500	597,485
5.00%, 06/01/22		2,000	2,439,660
5.00%, 06/01/34	(Call 06/01/14)	1,000	1,010,130
5.00%, 07/01/39	(Call 07/01/19)	1,000	1,119,960
Series C
5.00%, 06/01/22	(Call 06/01/19)	1,500	1,748,790
5.00%, 06/01/25	(Call 06/01/15) (GTD)	1,455	1,534,341
Series D
5.00%, 06/01/21	(Call 06/01/19)	1,000	1,175,120
5.00%, 06/01/34	(Call 06/01/18)	2,000	2,256,780
5.00%, 06/01/37	(Call 06/01/17)	3,085	3,415,774
Series F
4.00%, 06/01/19		100	113,426
5.00%, 06/01/31	(Call 06/01/21)	1,000	1,138,470
Series H
5.00%, 06/01/40	(Call 06/01/20)	1,000	1,120,200
Florida State Board of Education RB Miscellaneous Revenue
Series E
5.00%, 07/01/17		1,590	1,800,452
5.00%, 07/01/20		1,000	1,194,830

Security		Principal (000s)	Value

Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/32	(Call 07/01/17)	$1,000	$1,107,010
Series B
5.00%, 07/01/16		2,000	2,194,440
Florida State Department of Transportation RB Transit Revenue Series A
4.75%, 07/01/31	(Call 07/01/16) (NPFGC)	350	373,930
JEA Electric System RB Electric Revenue
Series Three 2010D
5.00%, 10/01/38	(Call 04/01/20)	2,500	2,758,300
Series Three 2012B
5.00%, 10/01/39	(Call 10/01/21)	2,000	2,180,360
JEA St. Johns River Power Park System RB Electric Power & Light Revenues
Series 21
5.00%, 10/01/20	(Call 04/01/15) (NPFGC)	500	519,780
Series 23
5.00%, 10/01/15		200	212,788
5.00%, 10/01/18		500	583,260
JEA Water & Sewer System RB Water Revenue Series A
5.00%, 10/01/31	(Call 04/01/21)	1,000	1,121,450
Miami-Dade County Expressway Authority RB Highway Revenue Tolls
5.00%, 07/01/39	(Call 07/01/16) (AMBAC)	1,000	1,062,150
Series A
5.00%, 07/01/35	(Call 07/01/20) (AGM)	975	1,042,382
5.00%, 07/01/40	(Call 07/01/20)	2,000	2,118,100
Miami-Dade County School Board COP Lease Appropriation Series A
4.00%, 08/01/29	(Call 08/01/22)	1,000	1,015,440
Miami-Dade County School Board COP Lease Renewal
Series A
5.25%, 02/01/27	(Call 02/01/19) (AGM)	2,690	2,949,908
Series B
5.25%, 05/01/31	(Call 05/01/18) (AGM)	2,250	2,491,470
Miami-Dade County School Board GO
5.00%, 03/15/43	(Call 03/15/23)	2,000	2,173,160
Miami-Dade County Transit System RB Sales Surtax Revenue
5.00%, 07/01/42	(Call 07/01/22)	3,500	3,795,015
Orange County School Board COP Lease Appropriation Series A
5.00%, 08/01/32	(Call 08/01/17) (NPFGC-FGIC)	2,500	2,739,800
Orlando Utilities Commission RB Multiple Utility Revenue
5.00%, 10/01/18	(Call 10/01/16)	1,500	1,661,550
Orlando Utilities Commission RB Water Revenue
Series A
5.00%, 10/01/22		1,000	1,218,760
5.00%, 10/01/25		1,500	1,858,095
Series B
5.00%, 10/01/33	(Call 04/01/19)	500	564,200
Orlando-Orange County Expressway Authority RB Highway Revenue Tolls
5.00%, 07/01/22		500	595,440
Series A
5.00%, 07/01/35	(Call 07/01/20)	2,000	2,158,560
5.00%, 07/01/40	(Call 07/01/20)	2,500	2,671,375

224

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

Palm Beach County School District COP Lease Appropriation Series C
4.50%, 08/01/27	(Call 08/01/17) (AMBAC)	$300	$320,301
Palm Beach County School District COP Lease Renewal Series E
5.00%, 08/01/32	(Call 08/01/17) (NPFGC)	500	546,345
Palm Beach County Solid Waste Authority RB Resource Recovery Revenue
5.00%, 10/01/24	(Call 10/01/21)	1,000	1,172,800
5.00%, 10/01/31	(Call 10/01/21)	2,890	3,283,762
5.50%, 10/01/22	(Call 10/01/19) (BHAC)	220	266,081
Reedy Creek Improvement District RB Property Tax Series A
5.00%, 06/01/38	(Call 06/01/23)	1,000	1,097,500
State of Florida GO Series A
5.00%, 06/01/17		1,360	1,536,868
Tampa Bay Water RB Utility System Revenue
5.00%, 10/01/38	(Call 10/01/18)	2,000	2,232,500
Series A
5.00%, 10/01/16		500	553,670
Series B
5.00%, 10/01/19		1,000	1,185,570
Tampa-Hillsborough County Expressway Authority RB Highway Revenue Tolls Series A
5.00%, 07/01/37	(Call 07/01/22)	2,000	2,170,020

			131,115,388
GEORGIA — 2.06%
Augusta Georgia RB Water & Sewer Revenue
5.25%, 10/01/39	(Call 10/01/14) (AGM)	1,900	1,929,032
City of Atlanta Department of Aviation RB Port Airport & Marina Revenue Series 2014A
5.00%, 01/01/29	(Call 01/01/24)	1,000	1,152,020
City of Atlanta RB Port Airport & Marina Revenue
Series A
5.00%, 01/01/21		1,000	1,185,600
Series B
5.00%, 01/01/18		1,185	1,354,254
5.00%, 01/01/21	(Call 01/01/20)	1,000	1,158,950
5.00%, 01/01/37	(Call 01/01/22)	1,345	1,468,996
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,081,840
Series C
5.25%, 01/01/30	(Call 01/01/21)	1,835	2,074,192
City of Atlanta RB Water & Wastewater Revenue
Series A
5.50%, 11/01/15	(NPFGC-FGIC)	500	537,145
5.50%, 11/01/18	(NPFGC-FGIC)	100	118,183
6.00%, 11/01/26	(Call 11/01/19)	1,000	1,220,220
6.00%, 11/01/27	(Call 11/01/19)	1,000	1,215,600
6.00%, 11/01/28	(Call 11/01/19)	2,320	2,812,234
6.25%, 11/01/39	(Call 11/01/19)	2,750	3,226,630
County of DeKalb RB Water & Sewerage Revenue Series B
5.25%, 10/01/32	(Call 10/01/26) (AGM)	2,190	2,600,209

Security		Principal (000s)	Value

Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue Series A
5.00%, 06/01/18	(AGM)	$1,000	$1,154,360
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/14	(NPFGC)	200	200,026
Georgia State Road & Tollway Authority RB Miscellaneous Taxes
Series A
5.00%, 06/01/16		2,000	2,183,260
5.00%, 06/01/19		1,300	1,527,071
Gwinnett County School District GO
Series A
4.00%, 10/01/15		1,600	1,681,632
4.00%, 10/01/16		510	553,452
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series B
5.00%, 07/01/27	(Call 07/01/17) (AGM)	25	27,658
5.00%, 07/01/28	(Call 07/01/17) (AGM)	950	1,046,273
5.00%, 07/01/37	(Call 07/01/17) (AGM)	4,400	4,811,092
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues
Series A
5.00%, 11/01/24	(Call 11/01/20)	1,000	1,136,270
5.25%, 01/01/17		500	559,025
Series D
5.75%, 01/01/19	(Call 07/01/18)	2,305	2,732,508
5.75%, 01/01/20	(Call 07/01/18)	500	591,635
Private Colleges & Universities Authority RB College & University Revenue Series A
5.00%, 10/01/43	(Call 10/01/23)	1,000	1,121,930
State of Georgia GO
5.00%, 07/01/17		1,000	1,051,940
5.00%, 10/01/17	(Call 10/01/16)	2,500	2,768,125
Series A
5.00%, 07/01/16		1,000	1,097,890
5.00%, 07/01/28	(Call 07/01/22)	1,000	1,187,220
Series B
5.00%, 07/01/15		1,000	1,052,730
5.00%, 07/01/18	(Call 07/01/15)	1,215	1,277,767
5.00%, 07/01/19	(Call 07/01/15)	1,000	1,051,430
5.00%, 01/01/20	(Call 01/01/19)	2,500	2,934,875
5.00%, 01/01/24	(Call 01/01/19)	1,000	1,167,110
Series C
4.00%, 10/01/23	(Call 10/01/22)	2,000	2,287,520
5.00%, 07/01/20	(Call 07/01/17)	2,000	2,263,160
5.00%, 07/01/29	(Call 07/01/21)	1,000	1,159,290
5.50%, 07/01/14		625	627,906
Series E
5.00%, 07/01/14		400	401,688
Series E-2
4.00%, 09/01/16		1,000	1,082,520
4.50%, 09/01/15		800	843,392
Series I
5.00%, 07/01/18		1,000	1,164,550
5.00%, 07/01/20		2,600	3,135,002

			69,015,412
HAWAII — 0.73%
City & County of Honolulu RB Wastewater Revenue
Series A

225

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

5.00%, 07/01/36	(Call 07/01/16) (NPFGC)	$2,800	$2,980,544
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,104,820
State of Hawaii GO
Series DG
5.00%, 07/01/15	(AMBAC)	1,200	1,263,132
Series DJ
5.00%, 04/01/25	(Call 04/01/17) (AMBAC)	1,000	1,113,450
Series DQ
5.00%, 06/01/22	(Call 06/01/19)	500	587,410
Series DY
5.00%, 02/01/18		1,000	1,148,870
5.00%, 02/01/19		2,130	2,495,870
Series DZ
5.00%, 12/01/20		750	901,703
5.00%, 12/01/23	(Call 12/01/21)	1,000	1,202,120
5.00%, 12/01/28	(Call 12/01/21)	500	589,735
5.00%, 12/01/30	(Call 12/01/21)	750	861,585
5.00%, 12/01/31	(Call 12/01/21)	1,500	1,711,995
Series EA
5.00%, 12/01/20		500	601,135
Series EE
5.00%, 11/01/29	(Call 11/01/22)	1,300	1,511,055
Series EF
5.00%, 11/01/17		1,500	1,716,060
Series EH
5.00%, 08/01/33	(Call 08/01/23)	500	570,585
State of Hawaii RB Port Airport & Marina Revenue Series A
5.00%, 07/01/39	(Call 07/01/20)	3,700	3,968,213

			24,328,282
ILLINOIS — 5.56%
Chicago Board of Education COP Lease Non-Terminable Series A
6.00%, 01/01/20	(NPFGC,GOI)	1,000	1,127,080
Chicago Board of Education GO
Series A
5.00%, 12/01/41	(Call 12/01/21)	2,800	2,817,388
5.00%, 12/01/42	(Call 12/01/22)	2,000	2,012,380
5.50%, 12/01/26	(NPFGC-FGIC)	1,000	1,140,790
Series C
5.00%, 12/01/27	(Call 12/01/18) (AGM)	3,600	3,822,372
5.25%, 12/01/26	(Call 12/01/18)	145	156,006
Series F
5.00%, 12/01/31	(Call 12/01/20)	525	539,957
Chicago Park District GO Series C
5.25%, 01/01/40	(Call 01/01/21)	1,000	1,066,940
Chicago Transit Authority RB Federal Grant Revenue
5.00%, 06/01/19	(PR 12/01/16) (AMBAC)	55	61,355
5.00%, 06/01/19	(Call 12/01/16) (AMBAC)	270	293,684
City of Chicago GO
Series A
5.00%, 01/01/15	(AGM)	500	514,170
5.00%, 01/01/24	(Call 01/01/16) (AGM)	2,500	2,622,500

Security		Principal (000s)	Value

5.00%, 01/01/26	(Call 01/01/20) (AGM)	$1,000	$1,061,400
5.00%, 01/01/27	(Call 01/01/20) (AGM)	1,020	1,077,375
5.00%, 01/01/29	(Call 01/01/17) (NPFGC-FGIC)	900	924,102
5.00%, 01/01/33	(Call 01/01/22)	1,750	1,802,237
5.00%, 01/01/35	(Call 01/01/24)	2,000	2,067,640
5.00%, 01/01/40	(Call 01/01/21)	1,000	1,017,350
City of Chicago RB Midway Airport Revenue Series 2014B
5.00%, 01/01/35		2,000	2,177,820
City of Chicago RB Port Airport & Marina Revenue
5.75%, 01/01/43	(Call 01/01/23)	1,000	1,099,380
Series A
5.00%, 01/01/21	(Call 01/01/16) (AMBAC)	500	533,440
5.00%, 01/01/33	(Call 01/01/16) (NPFGC-FGIC)	1,500	1,568,205
5.00%, 01/01/38	(Call 01/01/18) (AGM)	500	517,040
5.75%, 01/01/39	(Call 01/01/21)	500	565,335
Series B
5.00%, 01/01/19	(Call 01/01/17) (AGM)	1,270	1,409,014
5.00%, 01/01/20	(Call 01/01/17) (AGM)	510	565,544
5.25%, 01/01/15	(NPFGC-FGIC)	510	524,984
5.25%, 01/01/17	(NPFGC)	1,050	1,170,214
5.25%, 01/01/18	(NPFGC)	820	938,703
Series C
5.25%, 01/01/35	(Call 01/01/20) (AGM)	3,500	3,767,750
6.50%, 01/01/41	(Call 01/01/21)	1,560	1,840,129
Series D
5.00%, 01/01/44	(Call 01/01/23)	1,685	1,802,579
Series F
5.00%, 01/01/35	(Call 01/01/20)	1,000	1,053,680
5.00%, 01/01/40	(Call 01/01/20)	610	639,311
City of Chicago RB Sales Tax Revenue Series A
5.00%, 01/01/41	(Call 01/01/22)	2,000	2,083,160
City of Chicago RB Sewer Revenue
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,046,840
City of Chicago RB Water Revenue
5.00%, 11/01/42	(Call 11/01/22)	2,500	2,627,850
5.25%, 11/01/38	(Call 11/01/18)	1,000	1,061,290
County of Cook GO
5.25%, 12/01/43	(Call 12/01/23)	1,075	1,166,203
Series A
4.75%, 11/15/30	(Call 05/15/16) (AMBAC)	500	508,400
4.75%, 11/15/31	(Call 05/15/16) (AMBAC)	535	542,982
5.00%, 11/15/19		500	579,375
5.00%, 11/15/26	(Call 05/15/16) (AMBAC)	1,575	1,635,952
5.25%, 11/15/22	(Call 11/15/20)	1,000	1,151,560
5.25%, 11/15/28	(Call 11/15/21)	500	558,385
Series B
5.00%, 11/15/29	(PR 11/15/14) (NPFGC)	765	781,929

226

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

Series C
5.00%, 11/15/29	(Call 11/15/22)	$1,250	$1,394,950
Illinois Finance Authority RB College & University Revenue Series A
5.25%, 10/01/52	(Call 04/01/23)	1,000	1,105,330
Illinois Municipal Electric Agency RB Electric Power & Light Revenues
Series 2006
5.00%, 02/01/31	(Call 02/01/16) (NATL)	1,000	1,047,620
Series A
5.00%, 02/01/35	(Call 02/01/17) (NPFGC-FGIC)	2,700	2,857,761
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A
5.00%, 12/01/19		2,250	2,668,972
5.00%, 01/01/21	(PR 07/01/15) (AGM)	1,000	1,052,390
5.00%, 01/01/22	(PR 07/01/15) (AGM)	500	526,195
5.00%, 12/01/22		1,000	1,208,430
5.00%, 01/01/23	(PR 07/01/15) (AGM)	1,225	1,289,178
5.00%, 01/01/38	(Call 01/01/23)	1,000	1,096,390
Series A-1
5.00%, 01/01/23	(Call 07/01/16) (AGM)	50	54,515
5.00%, 01/01/24	(Call 07/01/16) (AGM)	2,700	2,935,791
5.00%, 01/01/26	(PR 07/01/16) (AGM)	6,970	7,647,623
5.00%, 01/01/28	(Call 01/01/20)	1,000	1,112,890
5.00%, 01/01/31	(Call 01/01/20)	700	774,361
Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	2,800	3,072,216
5.00%, 01/01/28	(PR 07/01/16) (AGM)	1,800	1,974,996
5.00%, 01/01/31	(PR 07/01/16) (AGM)	7,030	7,713,457
Series B
5.00%, 12/01/17		1,000	1,146,580
5.00%, 01/01/37	(Call 01/01/24)	2,500	2,770,850
5.50%, 01/01/33	(Call 01/01/18)	1,000	1,112,080
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
Series A
0.00%, 12/15/15	(NPFGC)	470	464,106
0.00%, 12/15/22	(NPFGC)	340	258,074
5.50%, 06/15/29	(NPFGC-FGIC)	2,000	2,353,000
Metropolitan Pier & Exposition Authority RB Port Airport & Marina Revenue
Series B
0.00%, 12/15/51		10,000	1,376,400
5.00%, 12/15/22	(Call 06/15/17)	1,000	1,115,590
Metropolitan Pier & Exposition Authority RB Sales Tax Revenue
0.00%, 06/15/28	(NPFGC)	1,295	731,429
Series A
0.00%, 06/15/31	(NPFGC)	1,035	479,195
0.00%, 12/15/34	(NPFGC)	3,000	1,130,040
0.00%, 06/15/36	(NPFGC)	2,800	957,096
0.00%, 06/15/37	(NPFGC)	415	130,630
0.00%, 06/15/40	(NPFGC)	3,500	914,690
5.50%, 06/15/50	(Call 06/15/20)	2,000	2,146,260

Security		Principal (000s)	Value

Series B
0.00%, 06/15/26	(AGM)	$2,000	$1,270,800
0.00%, 06/15/27	(AGM)	1,000	599,940
0.00%, 06/15/43	(AGM)	2,000	447,820
0.00%, 06/15/45	(AGM)	500	100,075
0.00%, 06/15/46	(AGM)	1,600	303,120
5.00%, 06/15/50	(Call 06/15/20)	1,500	1,550,475
5.25%, 06/15/50	(Call 06/15/20)	1,500	1,583,250
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/26	(Call 06/01/16)	1,000	1,081,650
5.00%, 12/01/27	(Call 06/01/16)	875	945,359
5.00%, 12/01/29	(Call 06/01/16)	1,350	1,449,063
5.00%, 12/01/35	(PR 12/01/16)	2,040	2,275,702
Series B
5.00%, 12/01/30	(Call 12/01/21)	710	797,664
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33	(PR 12/01/16)	1,500	1,673,310
Series B
5.00%, 12/01/32	(Call 12/01/21)	1,000	1,114,280
Series C
5.25%, 12/01/32		780	974,509
Northern Illinois Municipal Power Agency RB Electric Power & Light Revenues Series A
5.00%, 01/01/42	(Call 01/01/18) (NPFGC)	355	371,919
Regional Transportation Authority RB Sales Tax Revenue
5.75%, 06/01/21	(AGM)	500	615,840
5.75%, 06/01/23	(AGM)	1,000	1,256,900
State of Illinois GO
3.00%, 02/01/16		1,000	1,038,690
5.00%, 01/01/15		3,590	3,688,294
5.00%, 01/01/17	(AGM)	1,500	1,658,070
5.00%, 07/01/19		1,000	1,136,600
5.00%, 08/01/19		2,050	2,331,424
5.00%, 01/01/20	(AGM)	500	575,475
5.00%, 05/01/20		3,000	3,423,900
5.00%, 08/01/21		2,000	2,288,260
5.00%, 01/01/22	(Call 01/01/20)	1,500	1,654,830
5.00%, 08/01/22		580	660,695
5.00%, 02/01/24		2,500	2,834,300
5.00%, 08/01/24	(Call 08/01/22)	2,000	2,224,600
5.00%, 05/01/36	(Call 05/01/24)	1,000	1,051,060
5.00%, 02/01/39	(Call 02/01/24)	1,500	1,561,770
5.25%, 07/01/29	(Call 07/01/23)	2,000	2,195,200
5.50%, 07/01/27	(Call 07/01/23)	660	751,489
5.50%, 07/01/38	(Call 07/01/23)	1,000	1,094,150
Series A
5.00%, 06/01/16		100	108,401
5.00%, 03/01/34	(Call 06/30/14)	4,985	4,988,440
State of Illinois RB Federal Grant Revenue
Series A
5.00%, 06/15/14		1,000	1,002,040
5.00%, 06/15/15		1,000	1,050,160
Series B
5.00%, 06/15/17	(Call 12/15/16)	1,500	1,668,900
5.00%, 12/15/17	(Call 12/15/16)	500	555,880
5.00%, 12/15/18	(Call 06/15/16)	500	545,595
5.00%, 12/15/19	(Call 06/15/15)	2,000	2,096,660
State of Illinois RB Miscellaneous Revenue Series A
5.00%, 12/15/15		1,000	1,073,430
State of Illinois RB Sales Tax Revenue
4.00%, 06/15/15		1,000	1,039,750

227

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

5.00%, 06/15/15		$300	$315,048
5.00%, 06/15/17		2,000	2,262,220
5.00%, 06/15/19		500	587,580
5.00%, 06/15/26	(Call 06/15/23)	1,500	1,742,940
Series B
5.25%, 06/15/34	(Call 06/15/19)	2,000	2,224,820
Village of Schaumburg GO
Series B
5.00%, 12/01/38	(PR 12/01/14) (NATL)	1,005	1,029,442
5.25%, 12/01/34	(PR 12/01/14) (NPFGC-FGIC)	645	661,499

			186,194,153
INDIANA — 0.59%
Indiana Finance Authority RB Lease Appropriation
Series A
4.50%, 12/01/23	(Call 12/01/16) (NPFGC-FGIC)	1,000	1,089,160
4.50%, 12/01/24	(Call 12/01/16) (NPFGC-FGIC)	4,450	4,839,776
Indiana Finance Authority RB Miscellaneous Revenue
5.00%, 02/01/32	(Call 02/01/23)	1,000	1,149,170
Series A
5.25%, 02/01/17		705	792,300
Indiana Finance Authority RB Sewer Revenue Series B
5.00%, 10/01/41	(Call 10/01/21)	1,000	1,062,330
Indiana Finance Authority RB Water Revenue Series A
5.00%, 02/01/20		1,000	1,191,950
Indiana Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 01/01/37	(Call 01/01/17) (NPFGC)	500	537,615
5.00%, 01/01/42	(Call 01/01/17) (NPFGC)	1,500	1,605,405
Indianapolis Local Public Improvement Bond Bank RB Water Revenue
Series A
5.45%, 01/01/35	(PR 07/01/17) (NPFGC)	1,500	1,723,110
5.75%, 01/01/38	(Call 01/01/19)	5,000	5,605,400

			19,596,216
IOWA — 0.02%
State of Iowa RB General Fund Revenue Series A
5.00%, 06/01/27	(Call 06/01/19)	500	580,580

			580,580
KANSAS — 0.07%
Kansas Development Finance Authority RB Miscellaneous Revenue
5.00%, 03/01/21	(Call 03/01/20)	450	532,692
Kansas State Department of Transportation RB Highway Revenue Tolls Series A
5.00%, 09/01/16		1,700	1,878,007

			2,410,699

Security		Principal (000s)	Value

KENTUCKY — 0.35%
Kentucky Asset Liability Commission RB Appropriations First Series A
5.00%, 09/01/26	(Call 09/01/24)	$1,000	$1,178,890
Kentucky Asset Liability Commission RB Miscellaneous Revenue First Series
5.25%, 09/01/18	(NPFGC)	320	373,805
Kentucky Public Transportation Infrastructure Authority RB Highway Revenue Tolls
5.00%, 07/01/17		1,000	1,117,360
5.75%, 07/01/49	(Call 07/01/23)	1,000	1,100,170
Kentucky State Property & Buildings Commission RB Lease Appropriation
5.25%, 10/01/14	(AGM)	2,000	2,033,920
Kentucky State Property & Buildings Commission RB Lease Renewal
5.00%, 11/01/20	(Call 11/01/18)	1,600	1,849,152
5.38%, 11/01/23	(Call 11/01/18)	1,000	1,169,410
Series A
5.00%, 08/01/19		1,000	1,172,610
Louisville & Jefferson County Metropolitan Sewer District RB Sewer Revenue
Series A
5.00%, 05/15/30	(Call 11/15/21)	500	563,175
5.00%, 05/15/34	(Call 11/15/21)	1,000	1,110,170

			11,668,662
LOUISIANA — 0.83%
East Baton Rouge Sewerage Commission RB Sewer Revenue Series A
5.25%, 02/01/39	(Call 02/01/19)	1,000	1,112,600
Louisiana Local Government Environmental Facilities & Community Development Authority RB Sewer Revenue
Series 2014A
5.00%, 02/01/44	(Call 02/01/24)	2,000	2,184,120
Series A
4.00%, 02/01/48	(Call 02/01/23)	1,000	948,400
Louisiana State Citizens Property Insurance Corp. RB Miscellaneous Revenue
Series B
5.00%, 06/01/15	(AMBAC)	425	444,822
5.00%, 06/01/16	(AMBAC)	275	299,052
5.00%, 06/01/17	(Call 06/01/16) (AMBAC)	370	399,696
5.00%, 06/01/18	(Call 06/01/16) (AMBAC)	600	649,242
5.00%, 06/01/21	(Call 06/01/16) (AMBAC)	1,000	1,077,500
5.00%, 06/01/22	(Call 06/01/16) (AMBAC)	500	537,735
State of Louisiana GO
Series A
4.00%, 02/01/29	(Call 02/01/24)	1,000	1,071,210
4.00%, 08/01/31	(Call 08/01/22)	1,000	1,054,130
5.00%, 08/01/15	(NPFGC)	2,230	2,357,088
5.00%, 08/01/18	(Call 08/01/15) (NPFGC)	450	475,146
5.00%, 11/15/21	(Call 05/15/20)	2,000	2,378,020
5.25%, 08/01/16	(Call 08/01/15) (NPFGC)	1,000	1,059,420
Series C
5.00%, 07/15/24	(Call 07/15/22)	1,000	1,197,090
State of Louisiana RB Fuel Sales Tax Revenue
Series A
5.00%, 05/01/31	(Call 05/01/16) (AGM)	710	759,310

228

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

5.00%, 05/01/41	(Call 05/01/16) (NPFGC-FGIC)	$750	$798,547
Series A-1
4.00%, 05/01/35	(Call 05/01/22)	1,000	1,028,020
5.00%, 05/01/24	(Call 05/01/22)	1,000	1,194,190
5.00%, 05/01/25	(Call 05/01/22)	1,000	1,184,400
Series B
5.00%, 05/01/34	(Call 05/01/20)	1,915	2,193,307
5.00%, 05/01/45	(Call 05/01/20)	3,250	3,515,752

			27,918,797
MARYLAND — 1.66%
City of Baltimore RB Water Revenue Series A
5.00%, 07/01/43	(Call 01/01/24)	1,000	1,118,640
County of Montgomery GO
Series A
5.00%, 07/01/15		500	526,365
5.00%, 07/01/21		500	609,725
Maryland State Department of Transportation RB Income Tax Revenue
5.00%, 02/15/23	(Call 02/15/18)	2,500	2,839,725
Maryland State Department of Transportation RB Transit Revenue
5.00%, 05/01/16		2,500	2,726,075
Maryland State Transportation Authority RB Miscellaneous Revenue
5.00%, 03/01/17		1,000	1,119,570
Maryland State Transportation Authority RB Transit Revenue
5.00%, 07/01/38	(Call 07/01/18) (AGM)	2,000	2,224,700
State of Maryland GO
4.00%, 08/15/21		3,000	3,456,990
4.00%, 08/15/22		1,000	1,155,850
5.00%, 03/01/16		1,500	1,624,350
5.00%, 02/15/17	(PR 02/15/15)	260	268,957
5.00%, 08/01/18		1,300	1,517,022
5.00%, 03/01/19		4,025	4,747,970
5.00%, 08/01/19		1,000	1,190,160
5.00%, 03/01/21	(Call 03/01/20)	1,250	1,486,850
First Series
5.00%, 03/15/17		450	505,525
5.00%, 03/15/18	(PR 03/15/17)	1,060	1,191,355
5.00%, 03/15/21	(PR 03/15/17)	2,225	2,500,722
5.00%, 03/15/22	(PR 03/15/17)	1,390	1,562,249
First Series A
5.25%, 03/01/16		400	434,908
First Series C
4.00%, 08/15/16		2,000	2,162,180
Second Series
5.00%, 07/15/14		190	191,163
5.00%, 08/01/15		1,500	1,584,930
5.00%, 08/01/16		500	550,715
Second Series A
5.00%, 08/01/17	(PR 08/01/15)	1,410	1,489,186
Second Series B
5.00%, 08/01/17		2,050	2,331,444
5.00%, 03/15/22	(Call 03/15/19)	2,000	2,344,180
Second Series C
5.00%, 11/01/16		540	600,437
Second Series E
4.00%, 08/01/14		25	25,165
5.00%, 08/01/19		1,000	1,190,160

Security		Principal (000s)	Value

Series A
5.00%, 08/01/16	(PR 08/01/15)	$210	$221,794
Series B
5.00%, 08/01/17		1,000	1,137,290
Series C
5.00%, 11/01/17		2,700	3,094,173
5.00%, 11/01/18		2,000	2,347,780
5.00%, 03/01/20	(PR 03/01/19)	1,120	1,322,888
Series E
5.00%, 08/01/15		400	422,648
Third Series C
5.00%, 11/01/19		1,500	1,792,035

			55,615,876
MASSACHUSETTS — 4.83%
Commonwealth of Massachusetts GO
Series A
5.00%, 03/01/21	(PR 03/01/15) (AGM)	1,750	1,812,597
5.00%, 03/01/22	(PR 03/01/15)	850	880,940
5.00%, 03/01/24	(PR 03/01/15) (AGM)	500	518,200
5.00%, 03/01/25	(PR 03/01/15)	840	870,576
5.00%, 09/01/28	(Call 09/01/18)	4,410	5,040,895
5.00%, 03/01/34	(Call 03/01/19)	460	520,085
5.00%, 03/01/39	(Call 03/01/19)	1,975	2,216,602
Series B
5.00%, 11/01/15		1,100	1,173,601
5.25%, 09/01/23	(AGM)	215	269,892
5.25%, 09/01/24	(AGM)	1,800	2,271,798
Series C
5.00%, 09/01/22	(PR 09/01/15)	625	662,675
5.50%, 12/01/17	(AGM)	600	698,418
5.50%, 12/01/22	(AGM)	1,000	1,263,780
5.50%, 12/01/22	(AMBAC)	1,300	1,642,914
5.50%, 12/01/23	(AMBAC)	900	1,153,278
Series D
5.00%, 08/01/22	(PR 08/01/16)	200	220,302
5.50%, 10/01/16		2,450	2,742,358
5.50%, 10/01/18		400	477,124
5.50%, 10/01/19	(AMBAC)	1,355	1,641,948
Series E
5.00%, 11/01/25	(AMBAC)	2,115	2,606,991
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/21		600	738,150
5.50%, 08/01/30	(AMBAC)	2,100	2,733,906
Series B
5.00%, 08/01/15		1,500	1,583,175
5.00%, 08/01/24	(PR 08/01/14)	415	418,345
5.25%, 08/01/16	(AGM)	1,135	1,255,128
5.25%, 08/01/20		845	1,027,469
5.25%, 08/01/21		425	522,856
5.25%, 08/01/21	(AGM)	1,200	1,476,300
5.25%, 08/01/22		1,100	1,364,143
Series C
5.00%, 09/01/25	(PR 09/01/15)	700	742,196
5.25%, 08/01/25	(Call 08/01/17) (AGM)	3,300	3,726,129
5.50%, 11/01/14	(NPFGC-FGIC)	3,000	3,067,710
5.50%, 11/01/15	(GOI)	250	268,498
Series D

229

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

4.75%, 08/01/24	(PR 08/01/16)	$1,000	$1,096,110
5.00%, 10/01/24	(Call 10/01/21)	1,000	1,192,440
5.00%, 08/01/33	(Call 08/01/21)	7,500	8,507,475
5.50%, 08/01/17		1,000	1,150,410
5.50%, 10/01/17		1,050	1,215,133
Series E
4.50%, 08/01/43	(Call 08/01/21)	2,075	2,163,997
5.00%, 12/01/15		1,050	1,124,235
5.00%, 08/01/35	(Call 08/01/21)	1,650	1,854,600
5.00%, 08/01/39	(Call 08/01/21)	2,500	2,786,150
5.00%, 08/01/40	(Call 08/01/21)	2,165	2,409,861
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue Series A
5.50%, 06/01/16	(AGM)	1,000	1,102,870
Commonwealth of Massachusetts RB Hotel Occupancy Tax
5.50%, 01/01/30	(NPFGC-FGIC)	1,110	1,377,954
5.50%, 01/01/34	(NPFGC-FGIC)	1,500	1,876,200
Commonwealth of Massachusetts SO Miscellaneous Revenue
5.00%, 12/15/14	(AGM)	1,875	1,924,219
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
5.25%, 07/01/28		1,450	1,821,577
Series A
5.00%, 07/01/28		130	159,604
5.00%, 07/01/31		3,070	3,756,421
5.00%, 07/01/31	(PR 07/01/15)	900	946,746
5.00%, 07/01/34	(PR 07/01/14)	1,000	1,004,160
5.25%, 07/01/21		765	942,151
Series B
5.00%, 07/01/15		275	289,561
5.25%, 07/01/14		45	45,199
5.25%, 07/01/17		600	684,786
5.25%, 07/01/19		1,395	1,672,173
5.25%, 07/01/21		1,400	1,724,198
Series C
5.00%, 07/01/31	(PR 07/01/18)	1,000	1,166,750
5.00%, 07/01/34	(PR 07/01/18)	2,450	2,858,537
5.50%, 07/01/15		1,000	1,058,380
5.50%, 07/01/16		1,290	1,430,533
5.50%, 07/01/17	(ETM)	10	11,496
Massachusetts Bay Transportation Authority RB Transit Revenue Series B
5.25%, 07/01/21		200	246,314
Massachusetts Municipal Wholesale Electric Co. RB Nuclear Revenue Series A
5.00%, 07/01/15		1,775	1,867,193
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
4.50%, 08/15/35	(Call 08/15/17) (AMBAC)	3,000	3,082,800
5.00%, 08/15/14	(AGM)	635	641,452
5.00%, 08/15/17	(PR 08/15/15) (AGM)	1,000	1,057,960
5.00%, 08/15/21	(PR 08/15/15) (AGM)	2,000	2,115,920
5.00%, 08/15/26	(Call 08/15/22)	1,000	1,182,340
5.00%, 08/15/30	(PR 08/15/15) (AGM)	4,800	5,078,208
5.00%, 08/15/30	(Call 08/15/15) (AGM)	200	210,440
5.00%, 08/15/37	(Call 08/15/17) (AMBAC)	2,850	3,125,310
5.00%, 05/15/43	(Call 05/15/23)	2,500	2,798,450

Security		Principal (000s)	Value

Series B
5.00%, 08/15/19		$2,000	$2,373,740
5.00%, 10/15/19		1,000	1,189,600
5.00%, 10/15/21		1,035	1,253,861
5.00%, 08/15/28	(Call 08/15/22)	1,000	1,169,390
5.00%, 08/15/30	(Call 08/15/22)	4,000	4,615,800
5.00%, 10/15/35	(Call 10/15/21)	1,000	1,137,790
5.00%, 10/15/41	(Call 10/15/21)	2,750	3,048,375
Massachusetts State College Building Authority RB College & University Revenue Series B
5.00%, 05/01/43	(Call 05/01/22)	750	827,753
Massachusetts State Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 01/01/18		720	820,649
5.00%, 01/01/27	(Call 01/01/20)	2,175	2,401,852
5.00%, 01/01/37	(Call 01/01/20)	1,000	1,071,290
Massachusetts State Turnpike Authority RB Highway Revenue Tolls
Series A
0.00%, 01/01/28	(NPFGC)	1,000	647,920
5.00%, 01/01/20	(ETM)	265	296,978
Massachusetts Water Pollution Abatement Trust RB Water Revenue
5.00%, 08/01/26		2,000	2,498,340
5.25%, 08/01/19		1,500	1,803,135
5.25%, 08/01/21		500	618,375
Series A
5.25%, 08/01/15		1,880	1,991,935
5.25%, 08/01/19		1,000	1,202,090
Massachusetts Water Resources Authority RB General Revenue
Series J
5.25%, 08/01/16		1,365	1,510,564
5.25%, 08/01/17	(AGM)	500	571,915
Massachusetts Water Resources Authority RB Water Revenue
Series A
5.00%, 08/01/40	(Call 08/01/20) (GOI)	1,700	1,856,077
Series B
5.00%, 08/01/21	(Call 08/01/19) (GOI)	500	589,680
5.00%, 08/01/36	(Call 08/01/21) (GOI)	1,000	1,132,250
5.00%, 08/01/39	(Call 08/01/19) (GOI)	1,445	1,618,646
5.25%, 08/01/23	(AGM)	1,000	1,249,170
5.25%, 08/01/28	(AGM)	1,000	1,257,350
5.25%, 08/01/31	(AGM)	800	1,003,192
Series C
5.25%, 08/01/42	(Call 08/01/21) (GOI)	1,000	1,127,630
Metropolitan Boston Transit Parking Corp. RB Auto Parking Revenue
5.25%, 07/01/33	(Call 07/01/21)	2,000	2,231,200

			161,485,839
MICHIGAN — 1.07%
City of Detroit GOL
5.00%, 11/01/30	(Call 11/01/20)	1,000	1,045,720
Detroit City School District GO
Series A
5.00%, 05/01/15	(AGM)	185	191,778
5.25%, 05/01/30	(AGM)	2,500	2,897,375
Michigan Finance Authority RB Miscellaneous Revenue
5.00%, 07/01/20	(Call 07/01/19)	4,500	5,307,930

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

5.00%, 07/01/22	(Call 07/01/16)	$2,000	$2,186,300
Series A
5.00%, 07/01/14		650	652,737
5.00%, 07/01/15		2,875	3,026,599
5.00%, 01/01/16		1,000	1,074,640
5.00%, 01/01/17		975	1,085,448
5.00%, 07/01/18		2,000	2,322,120
Series B
5.00%, 01/01/22	(Call 01/01/18)	1,780	2,024,768
Michigan State Building Authority RB Lease Appropriation Series I
5.00%, 10/15/29	(Call 10/15/23)	1,000	1,114,730
Michigan State Building Authority RB Lease Revenue
0.00%, 10/15/30	(Call 10/15/16) (NPFGC-FGIC)	500	226,850
Series I
5.00%, 10/15/33	(Call 10/15/15) (AMBAC)	1,650	1,725,685
Series IA
5.00%, 10/15/32	(Call 10/15/16) (NPFGC-FGIC)	1,270	1,356,309
Series II
5.00%, 10/15/33	(Call 10/15/15) (AMBAC)	1,000	1,045,870
5.38%, 10/15/41	(Call 10/15/21)	2,000	2,218,500
State of Michigan GO
5.50%, 12/01/14		2,025	2,079,756
Series A
5.00%, 05/01/17		200	224,728
5.00%, 05/01/19	(Call 05/01/18)	230	265,367
5.00%, 11/01/20	(Call 11/01/18)	760	865,564
5.25%, 11/01/22	(Call 11/01/18)	200	232,908
State of Michigan RB Federal Grant Revenue
5.25%, 09/15/20	(Call 09/15/17) (AGM)	310	352,535
State of Michigan RB Transit Revenue
5.00%, 11/01/20	(Call 11/01/19)	1,600	1,874,432
State of Michigan RB Trunk Line Revenue Series B
5.00%, 09/01/15	(AGM)	250	264,950

			35,663,599
MINNESOTA — 0.79%
Minneapolis-St. Paul Metropolitan Airports Commission RB Port Airport & Marina Revenue Series B
4.50%, 01/01/32	(Call 01/01/17) (NPFGC-FGIC)	1,000	1,042,080
Minnesota Public Facilities Authority RB Water Revenue
Series A
5.00%, 03/01/20		1,000	1,196,590
Series B
5.00%, 03/01/19		510	601,606
Southern Minnesota Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 01/01/15	(AMBAC)	1,000	1,029,560
5.25%, 01/01/17	(AMBAC)	1,500	1,675,005
State of Minnesota GO
5.00%, 08/01/15		500	528,310
5.00%, 08/01/17		800	909,832
5.00%, 08/01/25	(Call 08/01/17)	2,000	2,239,400

Security		Principal (000s)	Value

Series A
5.00%, 08/01/15		$535	$565,292
5.00%, 08/01/16		200	220,286
5.00%, 08/01/18		400	466,776
5.00%, 08/01/19		1,000	1,189,050
5.00%, 08/01/25	(Call 08/01/20)	1,600	1,906,160
Series D
5.00%, 08/01/14		200	201,660
5.00%, 08/01/15		400	422,648
5.00%, 08/01/18		2,000	2,333,880
5.00%, 08/01/19		1,000	1,189,050
5.00%, 08/01/20		640	770,496
Series F
5.00%, 10/01/17		5,000	5,715,650
Series H
5.00%, 11/01/19		500	596,765
State of Minnesota RB Lease Appropriation
Series B
5.00%, 03/01/19		500	586,515
5.00%, 03/01/29	(Call 03/01/22)	1,000	1,153,080

			26,539,691
MISSISSIPPI — 0.12%
Mississippi Development Bank RB Electric Power & Light Revenues
5.00%, 03/01/41	(Call 03/01/16) (SGI)	250	255,282
State of Mississippi GO
Series A
5.00%, 10/01/31	(Call 10/01/21)	1,000	1,171,700
5.00%, 10/01/36	(Call 10/01/21)	1,000	1,133,600
5.25%, 11/01/15		1,250	1,339,300

			3,899,882
MISSOURI — 0.55%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District RB Sales Tax Revenue Series A
5.00%, 10/01/33	(Call 10/01/22)	2,000	2,250,600
City of Kansas City RB Miscellaneous Revenue Series C
5.25%, 04/01/40	(Call 04/01/18)	500	552,835
Metropolitan St. Louis Sewer District RB Sewer Revenue Series A
5.00%, 05/01/42	(Call 05/01/22)	1,000	1,110,980
Missouri Highway & Transportation Commission RB Series 2014A
5.00%, 05/01/25		1,500	1,859,400
Missouri Highway & Transportation Commission RB Fuel Sales Tax Revenue
5.00%, 02/01/15		1,000	1,032,690
Missouri Highway & Transportation Commission RB Highway Revenue Tolls
5.25%, 05/01/18	(PR 05/01/17)	600	682,392
Series B
5.00%, 05/01/26	(PR 05/01/16)	5,000	5,406,750
Missouri Joint Municipal Electric Utility Commission RB Electric Power & Light Revenues
5.00%, 01/01/34	(Call 01/01/16) (NPFGC)	2,000	2,091,580
Series A
5.00%, 01/01/42	(Call 01/01/17) (AMBAC)	2,000	2,124,240

231

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

University of Missouri RB College & University Revenue Series A
5.00%, 11/01/19		$1,000	$1,189,110

			18,300,577
NEBRASKA — 0.18%
City of Lincoln RB Electric Power & Light Revenues
5.00%, 09/01/37	(Call 09/01/22)	1,000	1,117,300
Omaha Public Power District RB Electric Power & Light Revenues
Series A
5.00%, 02/01/16		605	652,753
5.00%, 02/01/37	(Call 02/01/22)	2,000	2,220,040
Series AA
4.50%, 02/01/38	(Call 02/01/15) (NPFGC-FGIC)	1,000	1,020,920
Series B
5.00%, 02/01/42	(Call 02/01/21)	1,000	1,098,470

			6,109,483
NEVADA — 0.83%
Clark County RB Port Airport & Marina Revenue
Series B
5.13%, 07/01/36	(Call 01/01/20)	4,480	4,855,827
Series C
5.00%, 07/01/23	(Call 07/01/19) (AGM)	500	570,715
Clark County School District GOL
Series A
5.00%, 06/15/22	(Call 06/15/18)	1,500	1,707,075
5.00%, 06/15/25	(Call 06/15/17) (NPFGC-FGIC)	1,350	1,527,201
5.00%, 06/15/27	(Call 06/15/18)	5,000	5,610,750
5.25%, 06/15/15	(NPFGC-FGIC)	1,500	1,578,810
Series C
5.00%, 06/15/22	(PR12/15/15) (AGM)	1,200	1,288,332
5.00%, 06/15/23	(PR12/15/15) (AGM)	1,000	1,073,610
Clark County Water Reclamation District GO Series A
5.25%, 07/01/38	(Call 07/01/19)	1,000	1,146,280
Las Vegas Valley Water District GOL Series B
5.00%, 06/01/42	(Call 06/01/22)	1,000	1,085,730
State of Nevada GOL
5.00%, 06/01/27	(Call 06/01/18)	3,000	3,376,170
State of Nevada RB Miscellaneous Revenue
5.00%, 06/01/16		2,100	2,295,972
5.00%, 06/01/17		1,325	1,496,044

			27,612,516
NEW HAMPSHIRE — 0.00%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue Series A
5.00%, 08/15/17		25	28,400

			28,400

Security		Principal (000s)	Value

NEW JERSEY — 5.59%
Essex County Improvement Authority RB General Fund
5.25%, 12/15/20	(AMBAC)	$1,000	$1,204,440
Garden State Preservation Trust RB Open Space & Farmland Preservation Revenue
Series A
5.75%, 11/01/28	(AGM)	1,500	1,937,745
Series C
5.25%, 11/01/20	(AGM)	700	853,741
Garden State Preservation Trust RB Sales Tax Revenue
Series C
5.13%, 11/01/16	(AGM)	1,865	2,079,661
5.13%, 11/01/18	(AGM)	1,000	1,177,380
New Jersey Building Authority RB Lease Appropriation
5.00%, 03/01/19	(PR 03/01/18)	1,490	1,719,341
5.00%, 03/01/19	(Call 03/01/18)	675	764,161
Series A
5.00%, 06/15/18		1,000	1,147,870
New Jersey Economic Development Authority RB Appropriations
Series NN
5.00%, 03/01/19		3,000	3,465,570
5.00%, 03/01/21		2,000	2,333,500
5.00%, 03/01/24	(Call 03/01/23)	1,500	1,746,330
5.00%, 03/01/25	(Call 03/01/23)	1,090	1,253,544
5.00%, 03/01/30	(Call 03/01/23)	2,000	2,216,440
New Jersey Economic Development Authority RB Federal Grant Revenue Series Y
5.00%, 09/01/33	(Call 09/01/18)	820	901,393
New Jersey Economic Development Authority RB General Fund
Series O
5.13%, 03/01/28	(PR 03/01/15)	1,500	1,555,380
5.25%, 03/01/22	(PR 03/01/15)	1,610	1,670,955
New Jersey Economic Development Authority RB Lease Renewal
Series PP
5.00%, 06/15/26	(Call 06/15/24)	2,500	2,880,050
5.00%, 06/15/27	(Call 06/15/24)	1,000	1,142,710
5.00%, 06/15/31	(Call 06/15/24)	2,500	2,783,800
New Jersey Economic Development Authority RB Lease Revenue
5.00%, 06/15/46	(Call 06/15/23)	1,000	1,109,200
New Jersey Economic Development Authority RB Miscellaneous Revenue
5.00%, 03/01/26	(Call 03/01/22)	1,000	1,130,520
Series A
5.00%, 07/01/29	(Call 07/01/14) (NPFGC)	200	202,044
5.25%, 07/01/15	(Call 07/01/14) (NPFGC)	500	502,175
5.25%, 07/01/16	(Call 07/01/14) (NPFGC)	380	384,100
5.25%, 07/01/17	(Call 07/01/14) (NPFGC)	3,050	3,082,909
Series AA
5.50%, 12/15/29	(Call 06/15/19)	250	278,420
Series DD
5.00%, 12/15/17		1,250	1,419,287
Series EE
5.00%, 09/01/15		1,000	1,060,240
5.25%, 09/01/24	(Call 03/01/21)	750	868,800
Series GG
5.00%, 09/01/21	(Call 03/01/21) (SAP)	1,000	1,163,630
5.00%, 09/01/22	(Call 03/01/21) (SAP)	250	289,388

232

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

5.25%, 09/01/25	(Call 03/01/21) (SAP)	$1,825	$2,099,498
5.25%, 09/01/27	(Call 03/01/21) (SAP)	585	665,654
Series K
5.25%, 12/15/16	(PR 12/15/15) (AMBAC)	3,655	3,935,631
5.25%, 12/15/20	(AMBAC)	500	591,755
5.50%, 12/15/19	(AMBAC)	3,345	3,979,848
Series N-1
5.50%, 09/01/26	(AMBAC)	1,000	1,220,940
Series W
5.00%, 03/01/16		385	416,940
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/14		500	500,970
5.00%, 06/15/19		1,055	1,216,394
5.00%, 06/15/22	(AGM)	1,500	1,729,560
5.00%, 06/15/23	(Call 06/15/22)	1,000	1,138,620
5.00%, 06/15/25	(Call 06/15/22)	1,000	1,104,270
5.00%, 06/15/26	(Call 06/15/22)	500	546,440
5.00%, 06/15/28	(Call 06/15/22)	1,050	1,138,105
5.38%, 06/15/14	(ETM)	1,575	1,578,433
5.38%, 06/15/15	(ETM)	1,000	1,054,370
5.75%, 06/15/29	(PR 06/15/14)	2,750	2,756,407
New Jersey Educational Facilities Authority RB College & University Revenue
4.38%, 09/01/20	(Call 09/01/16) (AGM)	505	545,228
Series B
4.50%, 07/01/37	(PR 07/01/16) (NPFGC)	620	673,432
New Jersey Educational Facilities Authority RB Miscellaneous Revenue
Series A
5.00%, 09/01/15	(AGM)	505	534,542
5.00%, 09/01/16	(Call 09/01/15) (AGM)	225	237,881
5.00%, 09/01/17	(Call 09/01/15) (AGM)	500	528,275
New Jersey State Turnpike Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/20	(Call 01/01/15) (AGM)	2,700	2,773,764
5.00%, 01/01/31	(Call 07/01/24)	5,500	6,250,970
5.00%, 01/01/32	(Call 01/01/22)	1,000	1,108,990
5.00%, 01/01/35	(Call 01/01/22)	2,000	2,196,900
5.00%, 01/01/38	(Call 07/01/22)	2,000	2,180,220
5.00%, 01/01/43	(Call 07/01/22)	3,000	3,252,870
Series B
5.00%, 01/01/21		1,000	1,181,540
5.00%, 01/01/25	(Call 01/01/23)	1,000	1,171,010
5.00%, 01/01/27	(Call 01/01/23)	2,000	2,305,660
5.00%, 01/01/28	(Call 01/01/23)	2,500	2,855,600
5.00%, 01/01/29	(Call 01/01/23)	1,400	1,587,852
Series H
5.00%, 01/01/36	(Call 01/01/19)	1,500	1,597,800
Series I
5.00%, 01/01/31	(Call 01/01/20)	1,970	2,141,607
New Jersey State Turnpike Authority RB Miscellaneous Revenue Series E
5.25%, 01/01/40	(Call 01/01/19)	1,500	1,662,570
New Jersey State University of Rutgers RB University Revenue Series L
5.00%, 05/01/43	(Call 05/01/23)	1,000	1,111,620

Security		Principal (000s)	Value

New Jersey Transit Corp. COP Lease Appropriation Series A
5.25%, 09/15/14	(AMBAC)	$500	$507,355
New Jersey Transit Corp. COP Lease Revenue
5.00%, 09/15/17	(NPFGC-FGIC)	690	779,907
New Jersey Transportation Trust Fund Authority RB Appropriations
Series A
5.00%, 06/15/18		1,000	1,148,300
5.00%, 06/15/42	(Call 06/15/22)	3,000	3,206,640
Series AA
4.00%, 06/15/27	(Call 06/15/22)	1,500	1,578,255
5.00%, 06/15/23	(Call 06/15/22)	2,500	2,906,375
5.00%, 06/15/44	(Call 06/15/23)	1,000	1,073,660
New Jersey Transportation Trust Fund Authority RB Fuel Sales Tax Revenue
Series B
5.25%, 12/15/16	(PR 12/15/15) (NPFGC)	500	538,795
5.25%, 12/15/22	(AMBAC)	500	595,670
5.50%, 12/15/20	(NPFGC-FGIC)	3,000	3,622,350
5.50%, 12/15/21	(NPFGC)	500	605,860
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.00%, 06/15/20	(PR 06/15/14) (FGIC)	500	501,010
5.75%, 06/15/17		1,060	1,213,891
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series A
5.50%, 06/15/41	(Call 06/15/21) (SAP)	400	446,632
Series B
5.00%, 06/15/42	(Call 06/15/21)	2,315	2,457,257
5.25%, 12/15/14	(NPFGC)	2,525	2,594,715
5.50%, 12/15/15	(NPFGC)	1,500	1,621,200
New Jersey Transportation Trust Fund Authority RB Transit Revenue
5.25%, 12/15/19		2,360	2,794,854
5.25%, 12/15/21	(NPFGC)	695	832,374
Series A
0.00%, 12/15/25		2,085	1,337,110
0.00%, 12/15/28		4,140	2,220,572
0.00%, 12/15/30		1,000	473,570
0.00%, 12/15/31		7,000	3,104,010
0.00%, 12/15/32		400	168,116
0.00%, 12/15/33		930	370,884
0.00%, 12/15/34		1,055	396,596
0.00%, 12/15/35		5,610	1,985,659
0.00%, 12/15/37		700	218,365
0.00%, 12/15/38		4,145	1,227,666
0.00%, 12/15/39		3,630	1,000,464
0.00%, 12/15/40		2,500	645,025
5.00%, 12/15/34	(Call 12/15/17) (AMBAC)	1,900	2,091,159
5.25%, 12/15/20		3,080	3,665,878
5.25%, 12/15/21		600	715,830
5.25%, 12/15/21	(ETM) (NPFGC)	5	6,219
5.25%, 12/15/22		550	655,237
5.50%, 12/15/15	(AMBAC)	515	556,612
5.50%, 12/15/16	(AGM)	1,500	1,685,505
5.50%, 12/15/21		500	605,090
5.50%, 12/15/22		2,200	2,662,616
5.50%, 12/15/23		1,500	1,822,365
Series B

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

5.25%, 06/15/22	(Call 06/15/21)	$560	$661,102
5.50%, 06/15/31	(Call 06/15/21)	1,000	1,145,320
Series C
0.00%, 12/15/24	(AMBAC)	1,665	1,135,314
0.00%, 12/15/28	(AMBAC)	3,130	1,676,459
0.00%, 12/15/30	(NATL)	1,000	466,730
0.00%, 12/15/31	(NPFGC-FGIC)	500	217,950
0.00%, 12/15/35	(AMBAC)	3,990	1,433,168
5.25%, 06/15/21	(PR 06/15/15) (NPFGC)	1,750	1,842,505
5.50%, 12/15/15	(AGM)	425	459,480
5.50%, 12/15/17	(AGM)	2,385	2,760,137
Series D
5.00%, 12/15/24		2,020	2,379,560
State of New Jersey GO
5.00%, 08/01/15		1,200	1,267,416
Series H
5.25%, 07/01/14		2,375	2,385,569
5.25%, 07/01/16		500	550,325
Series L
5.25%, 07/15/16	(AMBAC)	725	799,189
5.25%, 07/15/17	(AMBAC)	1,000	1,137,140
5.25%, 07/15/19	(AMBAC)	2,000	2,372,800
Series Q
5.00%, 08/15/19		1,000	1,175,420
5.00%, 08/15/21	(Call 08/15/20)	500	590,095

			186,992,217
NEW MEXICO — 0.16%
New Mexico Finance Authority RB Federal Grant Revenue
Series B
5.00%, 06/15/20		500	598,650
5.00%, 06/15/23	(Call 06/15/20)	2,250	2,608,110
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.25%, 06/15/15	(NPFGC)	300	315,957
5.25%, 06/15/21	(PR 06/15/14) (NPFGC)	350	350,728
State of New Mexico RB Miscellaneous Taxes
Series D
5.00%, 07/01/14		1,000	1,004,200
5.00%, 07/01/16		500	548,835

			5,426,480
NEW YORK — 20.34%
Battery Park City Authority RB Lease Revenue Series A
5.00%, 11/01/24	(Call 11/01/23)	1,500	1,830,045
Brooklyn Arena Local Development Corp. RB Recreational Revenue
0.00%, 07/15/33		500	188,020
6.38%, 07/15/43	(Call 01/15/20)	1,875	2,066,456
City of New York GO
Series A
5.00%, 08/01/26	(Call 08/01/16)	1,000	1,091,150
5.00%, 08/01/28	(Call 08/01/16)	1,010	1,093,234
Series A-1
5.00%, 08/01/15		1,075	1,135,651
5.00%, 08/01/17		355	402,478
5.00%, 08/01/18	(Call 08/01/17)	2,000	2,264,820
5.00%, 08/01/30	(Call 08/01/21)	500	569,355

Security		Principal (000s)	Value

5.00%, 08/01/31	(Call 08/01/21)	$710	$808,001
5.00%, 08/01/32	(Call 08/01/21)	1,000	1,128,210
5.25%, 08/15/23	(Call 08/15/18)	4,850	5,643,945
Series B
5.00%, 08/01/14		2,400	2,419,920
5.00%, 08/01/16		1,000	1,099,830
5.00%, 08/01/17		1,000	1,133,740
5.00%, 08/01/18		1,000	1,158,260
5.00%, 08/01/19		1,000	1,179,150
5.25%, 08/01/15	(PR 08/01/14)	5	5,043
5.25%, 08/01/15	(Call 08/01/14)	495	499,396
Series B-1
5.25%, 09/01/20	(Call 09/01/18)	500	585,705
5.25%, 09/01/23	(Call 09/01/18)	2,180	2,539,831
5.25%, 09/01/24	(Call 09/01/18)	1,000	1,162,810
Series C
5.00%, 08/01/14	(ETM) (CIFG)	95	95,782
5.00%, 08/01/14	(CIFG)	205	206,687
5.00%, 08/01/17	(PR 08/01/15) (AGM)	190	200,600
5.00%, 08/01/17	(Call 08/01/15) (AGM)	810	854,339
5.00%, 08/01/24	(Call 08/01/19)	2,000	2,326,160
5.25%, 08/01/17		250	285,390
5.25%, 08/01/18		480	560,842
Series C-1
5.00%, 10/01/18	(Call 10/01/17)	500	568,960
5.00%, 10/01/20	(Call 10/01/17)	480	544,334
5.00%, 10/01/22	(Call 10/01/17)	805	910,053
5.00%, 10/01/24	(Call 10/01/17)	2,255	2,540,551
Series D
5.00%, 08/01/17		1,500	1,700,610
5.00%, 08/01/19		4,000	4,716,600
5.00%, 08/01/25	(Call 02/01/23)	2,500	2,935,575
Series D-1
5.00%, 10/01/25	(Call 10/01/21)	1,000	1,166,220
5.00%, 10/01/32	(Call 10/01/21)	1,685	1,902,382
5.13%, 12/01/27	(Call 12/01/17)	1,500	1,696,395
Series E
4.00%, 08/01/14		450	452,970
5.00%, 08/01/16		2,600	2,859,558
5.00%, 08/01/19		100	117,915
5.00%, 11/01/20	(Call 11/01/14) (AGM)	395	402,639
5.00%, 11/01/20	(PR 11/01/14) (AGM)	55	56,119
5.00%, 08/01/21	(Call 08/01/19)	1,000	1,166,320
5.00%, 08/01/22	(Call 08/01/19)	400	466,528
5.00%, 08/01/27	(Call 08/01/19)	1,410	1,627,845
Series F
5.00%, 08/01/15		2,900	3,063,618
5.00%, 08/01/29	(Call 02/01/22)	30	33,972
5.00%, 08/01/31	(Call 02/01/22)	2,750	3,084,152
Series F-1
5.00%, 09/01/15		285	302,194
5.00%, 09/01/20	(PR 09/01/15) (SGI)	515	545,910
5.00%, 09/01/20	(Call 09/01/15) (SGI)	10	10,580
Series G
5.00%, 08/01/14		1,405	1,416,662

234

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

5.00%, 08/01/15		$1,100	$1,162,062
5.00%, 08/01/21		5,000	5,992,500
5.00%, 08/01/22	(Call 08/01/17)	785	883,408
5.00%, 08/01/23		3,000	3,603,840
5.00%, 08/01/24	(Call 08/01/17)	1,150	1,264,944
Series G-1
5.00%, 04/01/26	(Call 04/01/22)	3,635	4,225,288
Series I
5.00%, 08/01/14		1,000	1,008,300
5.00%, 08/01/15		3,275	3,444,908
5.00%, 08/01/16		1,500	1,649,745
5.00%, 08/01/19	(Call 08/01/14)	250	251,970
5.00%, 08/01/22		2,000	2,396,340
Series I-1
5.00%, 08/01/17		1,500	1,700,610
5.00%, 08/01/18		215	249,026
5.00%, 08/01/19		1,200	1,414,980
5.00%, 04/01/24	(PR 04/01/16)	1,295	1,407,989
5.38%, 04/01/36	(Call 04/01/19)	2,500	2,873,725
Series J
5.00%, 08/01/18		1,000	1,158,260
5.00%, 08/01/21		1,600	1,917,600
5.00%, 03/01/30	(PR 03/01/15)	1,115	1,155,408
5.00%, 03/01/30	(Call 03/01/15)	640	659,008
Series J-1
5.00%, 05/15/25	(Call 05/15/19)	275	318,626
5.00%, 05/15/31	(Call 05/15/19)	1,500	1,711,050
Series L-1
5.00%, 04/01/27	(Call 04/01/18)	1,200	1,350,348
Series M
5.00%, 04/01/22	(PR 04/01/15)	325	338,137
5.00%, 04/01/22	(Call 04/01/15)	100	103,879
Series O
5.00%, 06/01/17	(PR 06/01/15) (AGM)	385	403,465
5.00%, 06/01/17	(Call 06/01/15) (AGM)	115	120,417
5.00%, 06/01/20	(PR 06/01/15)	1,540	1,614,336
5.00%, 06/01/20	(Call 06/01/15)	460	481,473
Hudson Yards Infrastructure Corp. RB Miscellaneous Revenue
Series A
4.50%, 02/15/47	(Call 02/15/17) (NPFGC)	2,100	2,125,599
5.00%, 02/15/47	(Call 02/15/17)	9,150	9,455,060
5.00%, 02/15/47	(Call 02/15/21) (AGM)	1,000	1,062,330
5.25%, 02/15/47	(Call 02/15/21)	1,250	1,342,375
5.75%, 02/15/47	(Call 02/15/21)	3,500	3,997,840
Long Island Power Authority RB Electric Power & Light Revenues
Series A
0.00%, 06/01/14	(AGM)	200	199,998
5.00%, 05/01/15		1,025	1,070,008
5.00%, 12/01/16	(Call 06/01/16) (AGM)	2,000	2,169,260
5.00%, 12/01/23	(Call 06/01/16) (NPFGC-FGIC)	400	432,828
5.00%, 12/01/26	(Call 06/01/16) (SGI)	1,200	1,288,080
5.00%, 09/01/37	(Call 09/01/22)	2,355	2,529,270
5.25%, 12/01/20	(PR 06/01/16) (NPFGC-FGIC)	2,000	2,198,860
5.50%, 04/01/22	(Call 04/01/19)	500	569,790

Security		Principal (000s)	Value

5.50%, 05/01/33	(Call 05/01/19) (BHAC)	$1,100	$1,276,385
5.75%, 04/01/39	(Call 04/01/19)	3,700	4,210,637
6.00%, 05/01/33	(Call 05/01/19)	1,000	1,171,870
Series B
5.00%, 09/01/29	(Call 09/01/22)	1,750	1,931,370
5.25%, 06/01/14		1,600	1,600,224
5.25%, 12/01/14		1,000	1,024,290
5.75%, 04/01/25	(Call 04/01/19)	1,050	1,196,118
5.75%, 04/01/33	(Call 04/01/19)	2,190	2,502,907
Series D
5.00%, 09/01/14	(ETM) (NPFGC)	130	131,537
5.00%, 09/01/14	(NPFGC)	25	25,292
Series E
5.00%, 12/01/17	(Call 12/01/16)	850	940,525
5.00%, 12/01/17	(Call 12/01/16) (NPFGC-FGIC)	725	802,213
5.00%, 12/01/18	(Call 12/01/16) (NPFGC)	500	552,460
Series F
5.00%, 05/01/17	(NPFGC)	225	250,625
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue
Series A
4.75%, 04/01/28	(PR 10/01/15) (FGIC)	800	848,760
5.00%, 04/01/23	(PR 10/01/15) (FGIC)	730	776,932
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series A
5.50%, 07/01/15	(SAP)	675	714,326
5.75%, 01/01/16	(SAP)	625	679,694
Series C
5.00%, 11/15/30	(Call 11/15/22)	1,000	1,119,860
5.00%, 11/15/41	(Call 11/15/22)	2,000	2,161,660
Metropolitan Transportation Authority RB Miscellaneous Taxes
Series A
5.00%, 11/15/25	(Call 11/15/22)	1,000	1,186,180
5.00%, 11/15/29	(Call 11/15/22)	2,000	2,311,380
Metropolitan Transportation Authority RB Transit Revenue
5.00%, 11/15/30		500	510,615
Series A
4.75%, 11/15/27	(Call 11/15/15) (NPFGC)	6,330	6,665,806
4.75%, 11/15/30	(Call 11/15/15) (AMBAC)	250	262,400
5.00%, 11/15/18		250	292,070
5.00%, 11/15/35	(Call 11/15/16)	1,400	1,497,664
5.00%, 11/15/38	(Call 05/15/23)	3,050	3,325,659
5.00%, 11/15/41	(Call 11/15/21)	500	536,290
5.00%, 11/15/43	(Call 05/15/23)	3,195	3,466,064
5.00%, 11/15/46	(Call 11/15/21)	1,500	1,603,650
5.50%, 11/15/14	(AMBAC)	245	251,020
5.50%, 11/15/39	(Call 11/15/18)	600	685,116
Series B
4.50%, 11/15/37	(Call 11/15/17)	500	511,560
4.75%, 11/15/31	(Call 11/15/16)	430	450,877
5.00%, 11/15/34	(Call 11/15/19)	3,170	3,529,700
5.25%, 11/15/23	(AMBAC)	210	254,339
Series C
6.25%, 11/15/23	(Call 11/15/18)	2,700	3,224,880
Series D

235

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

5.00%, 11/15/21		$1,000	$1,188,800
5.00%, 11/15/30	(Call 11/15/22)	2,000	2,239,720
5.00%, 11/15/34	(Call 11/15/20)	1,500	1,629,930
5.00%, 11/15/36	(Call 11/15/21)	1,000	1,084,040
5.00%, 11/15/38	(Call 11/15/23)	2,250	2,462,805
5.25%, 11/15/34	(Call 11/15/20)	280	311,864
5.25%, 11/15/41	(Call 11/15/21)	1,000	1,095,430
Series E
5.00%, 11/15/42	(Call 11/15/22)	2,650	2,864,199
Series F
4.00%, 11/15/30	(Call 11/15/22)	765	789,954
5.00%, 11/15/18		1,550	1,810,834
5.00%, 11/15/24	(Call 11/15/22)	1,000	1,172,990
5.00%, 11/15/25	(Call 11/15/22)	5,000	5,811,600
5.00%, 11/15/30	(Call 11/15/22)	1,750	1,959,755
5.00%, 11/15/35	(Call 11/15/15)	1,500	1,535,130
Nassau County Interim Finance Authority RB Sales Tax Revenue
Series A
5.00%, 11/15/16		1,000	1,111,900
Series H
5.25%, 11/15/17	(PR 11/15/14) (AMBAC)	720	736,826
Nassau County Sewer & Storm Water Finance Authority RB Water Revenue Series A
5.13%, 11/01/23	(Call 11/01/18) (BHAC)	520	602,784
New York City Educational Construction Fund RB Lease Revenue Series A
5.75%, 04/01/41	(Call 04/01/21)	600	707,766
New York City Industrial Development Agency RB Recreational Revenue
5.00%, 03/01/31	(Call 09/01/16) (FGIC)	290	296,673
5.00%, 03/01/46	(Call 09/01/16) (FGIC)	1,550	1,577,280
New York City Municipal Water Finance Authority RB Sewer Revenue
Series AA
4.50%, 06/15/39	(Call 06/15/17) (NPFGC-FGIC)	1,245	1,269,788
5.00%, 06/15/27	(Call 06/15/17)	500	554,620
Series B
5.00%, 06/15/14	(ETM) (AGM)	350	350,711
5.00%, 06/15/18	(PR 06/15/14)	500	501,015
Series CC
5.00%, 06/15/34	(Call 06/15/18)	2,900	3,150,357
New York City Municipal Water Finance Authority RB Water Revenue
5.00%, 06/15/26	(Call 06/15/21)	1,250	1,461,737
5.00%, 06/15/31	(Call 06/15/21)	435	494,743
5.00%, 06/15/32	(Call 06/15/21)	2,000	2,263,540
5.00%, 06/15/44	(Call 12/15/21)	2,000	2,176,580
5.00%, 06/15/46	(Call 06/15/23)	3,750	4,103,587
5.38%, 06/15/43	(Call 12/15/20)	2,000	2,299,880
5.50%, 06/15/43	(Call 12/15/20)	1,000	1,159,990
Series A
4.75%, 06/15/30	(Call 06/15/17)	4,850	5,334,369
5.00%, 06/15/38	(Call 06/15/17)	2,845	3,096,640
5.00%, 06/15/39	(Call 06/15/15)	665	688,647
5.00%, 06/15/39	(PR 06/15/14)	2,325	2,329,720
5.75%, 06/15/40	(Call 06/15/18)	500	574,970
Series AA
5.00%, 06/15/21	(Call 06/15/18)	1,000	1,158,520
5.00%, 06/15/22	(Call 06/15/18)	1,400	1,619,520

Security		Principal (000s)	Value

5.00%, 06/15/44	(Call 06/15/21)	$1,600	$1,733,040
Series B
5.00%, 06/15/20	(Call 12/15/14) (AMBAC)	65	66,685
5.00%, 06/15/20	(PR 12/15/14) (AMBAC)	185	189,786
5.00%, 06/15/21	(Call 12/15/14) (AMBAC)	285	292,387
5.00%, 06/15/21	(PR 12/15/14) (AMBAC)	215	220,562
5.00%, 06/15/28	(Call 12/15/14) (AMBAC)	265	271,723
5.00%, 06/15/28	(PR 12/15/14) (AMBAC)	205	210,303
5.00%, 06/15/36	(Call 12/15/14) (AGM)	2,500	2,561,075
Series BB
4.00%, 06/15/47	(Call 12/15/22)	1,215	1,216,725
5.00%, 06/15/27	(Call 06/15/19)	1,000	1,147,890
5.00%, 06/15/31	(Call 06/15/20)	3,050	3,446,683
5.00%, 06/15/47	(Call 12/15/22)	2,000	2,176,680
Series C
4.75%, 06/15/33	(Call 06/15/16)	3,925	4,163,444
5.00%, 06/15/25	(Call 06/15/15) (NPFGC)	1,500	1,570,500
5.00%, 06/15/27	(Call 06/15/15) (NPFGC)	2,000	2,094,000
5.00%, 06/15/35	(PR 06/15/14)	1,400	1,402,800
Series CC
5.00%, 06/15/45	(Call 12/15/21)	7,500	8,151,825
5.00%, 06/15/47	(Call 06/15/23)	2,000	2,185,360
Series CC-2
5.00%, 06/15/18	(Call 12/15/16)	1,800	2,011,662
Series D
5.00%, 06/15/28	(Call 06/15/16)	280	303,674
5.00%, 06/15/38	(Call 06/15/15)	2,000	2,071,120
Series DD
4.75%, 06/15/36	(Call 06/15/17)	500	534,790
5.00%, 06/15/32	(Call 06/15/18)	900	1,007,298
5.00%, 06/15/34	(Call 06/15/23)	2,000	2,252,240
5.00%, 06/15/35	(Call 06/15/23)	1,420	1,592,033
Series EE
5.00%, 06/15/17		1,225	1,384,752
5.00%, 06/15/34	(Call 06/15/22)	1,250	1,401,812
5.25%, 06/15/40	(Call 06/15/19)	1,900	2,139,286
Series FF
5.00%, 06/15/45	(Call 06/15/22)	1,000	1,088,240
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	710	779,140
Series GG
5.00%, 06/15/43	(Call 06/15/21)	1,430	1,550,749
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	2,460	2,706,394
New York City Transitional Finance Authority Future Tax Secured Revenue RB Income Tax Revenue
Series A
5.00%, 11/01/38	(Call 11/01/23)	1,000	1,122,010
Series B1
5.00%, 11/01/40	(Call 05/01/24)	2,000	2,242,420
Series C
5.00%, 11/01/26	(Call 05/01/24)	1,000	1,203,130
New York City Transitional Finance Authority RB Income Tax Revenue
5.00%, 11/01/15	(ETM)	105	111,943

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

5.00%, 11/01/15		$425	$454,172
5.00%, 07/15/29	(Call 07/15/22)	835	952,660
5.00%, 11/01/30	(Call 05/01/17)	250	274,425
Series A
5.00%, 11/01/22	(Call 11/01/21)	1,000	1,209,440
5.00%, 11/01/23	(Call 11/01/21)	1,000	1,193,440
5.00%, 05/01/28	(Call 05/01/19)	1,000	1,147,990
5.00%, 11/01/35	(Call 11/01/23)	1,000	1,125,440
Series B
5.00%, 11/01/15	(ETM)	55	58,637
5.00%, 11/01/15		140	149,610
5.00%, 02/01/16		1,000	1,078,640
5.00%, 11/01/16		1,000	1,110,550
5.00%, 11/01/17		1,175	1,346,538
5.00%, 11/01/18		1,000	1,173,730
5.00%, 11/01/21	(Call 11/01/19)	2,800	3,324,972
5.00%, 11/01/25	(Call 05/01/17)	1,050	1,166,508
5.00%, 11/01/30	(Call 11/01/22)	1,000	1,146,210
Series C
5.00%, 11/01/33	(Call 11/01/20)	500	571,355
5.00%, 11/01/39	(Call 11/01/20)	750	840,645
Series C-1
5.00%, 11/01/27	(Call 11/01/17)	2,800	3,121,356
Series D
5.00%, 02/01/24	(Call 02/01/21)	1,250	1,477,575
5.00%, 02/01/31	(Call 02/01/21)	2,500	2,837,900
Series E
5.00%, 11/01/18		1,500	1,760,595
Series E-1
5.00%, 02/01/25	(Call 02/01/22)	2,500	2,939,650
5.00%, 02/01/35	(Call 02/01/22)	2,000	2,230,060
5.00%, 02/01/42	(Call 02/01/22)	3,250	3,561,545
Series F-1
5.00%, 02/01/30	(Call 02/01/23)	2,000	2,299,980
5.00%, 02/01/36	(Call 02/01/23)	2,000	2,230,480
5.00%, 05/01/39	(Call 05/01/22)	2,500	2,761,000
Series I
5.00%, 05/01/32	(Call 05/01/23)	4,500	5,131,575
Series S-1
5.00%, 07/15/24	(Call 07/15/22)	600	709,188
5.00%, 07/15/31	(Call 07/15/22) (SAW)	1,000	1,128,620
5.00%, 07/15/33	(Call 07/15/22)	2,000	2,242,020
5.00%, 07/15/37	(Call 07/15/22)	1,000	1,108,230
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.50%, 01/15/38	(Call 01/15/18) (SAW)	1,575	1,622,707
5.00%, 07/15/36	(Call 01/15/17) (NPFGC-FGIC)	1,000	1,086,130
5.50%, 07/15/28	(Call 07/15/18) (SAW)	3,255	3,737,944
Series S-1A
5.00%, 07/15/19	(SAW)	175	206,495
5.00%, 07/15/33	(Call 07/15/21) (SAW)	1,000	1,119,240
5.25%, 07/15/37	(Call 07/15/21) (SAW)	1,500	1,693,455
Series S-2
6.00%, 07/15/38	(Call 07/15/18) (SAW)	250	292,113

Security		Principal (000s)	Value

Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	$675	$775,346
Series S-5
5.00%, 01/15/31	(Call 01/15/19) (SAW)	1,400	1,568,910
New York City Transitional Finance Authority RB Miscellaneous Taxes
5.00%, 11/01/15		1,500	1,602,960
5.00%, 11/01/16	(Call 05/01/15)	500	522,015
Series A-1
5.00%, 11/01/14		1,085	1,107,286
New York City Transitional Finance Authority RB Sales Tax Revenue Series A-2
5.00%, 11/01/18	(Call 11/01/15)	1,500	1,599,405
New York City Trust for Cultural Resources RB Miscellaneous Revenue Series C
5.75%, 12/01/16		500	560,980
New York City Trust for Cultural Resources RB Recreational Revenue
5.00%, 04/01/31	(Call 10/01/18)	2,000	2,248,620
New York City Water & Sewer System RB Water Revenue
Series B
5.00%, 06/15/36	(Call 06/15/16)	2,700	2,885,382
Series CC-1
5.00%, 06/15/47	(Call 06/15/24)	2,500	2,752,850
Series DD
5.00%, 06/15/39	(Call 06/15/24)	1,000	1,115,300
New York Convention Center Development Corp. RB Hotel Occupancy Tax
5.00%, 11/15/44	(Call 11/15/15) (AMBAC)	2,250	2,361,172
New York Liberty Development Corp. RB Industrial Revenue
5.75%, 11/15/51	(Call 11/15/21)	1,750	1,962,555
New York Liberty Development Corp. RB Port Airport & Marina Revenue
5.00%, 12/15/41	(Call 12/15/21) (GOI)	5,000	5,403,750
5.25%, 12/15/43	(Call 12/15/21) (GOI)	100	110,187
New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/20	(Call 04/01/18)	225	258,165
Series C
5.50%, 04/01/17	(GOI)	1,800	1,980,918
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/22	(Call 07/01/18)	2,000	2,289,600
Series 1
5.50%, 07/01/40	(AMBAC)	530	658,774
Series A
4.00%, 05/15/18	(GOI)	2,000	2,237,340
5.00%, 05/15/18	(GOI)	2,000	2,314,880
5.00%, 07/01/37	(Call 07/01/22)	1,250	1,379,538
5.00%, 07/01/41	(Call 07/01/21)	500	543,425
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,104,080
5.75%, 07/01/27	(NPFGC)	500	624,475
New York State Dormitory Authority RB Hospital Revenue
5.50%, 05/01/37	(Call 05/01/19)	850	922,989
5.75%, 05/01/37	(Call 05/01/19)	435	478,452
New York State Dormitory Authority RB Income Tax Revenue
Series A
5.00%, 12/15/20		2,700	3,251,421
5.00%, 12/15/21		1,500	1,819,365
5.00%, 12/15/25	(Call 12/15/22)	3,000	3,549,390
5.00%, 02/15/26	(Call 02/15/24)	1,500	1,799,955
5.00%, 02/15/27	(Call 02/15/24)	1,500	1,786,335
5.00%, 03/15/27	(Call 03/15/18)	6,000	6,818,460

237

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

5.00%, 06/15/31	(Call 12/15/22)	$4,000	$4,556,800
Series B
5.00%, 03/15/28	(Call 03/15/19)	500	575,605
5.00%, 03/15/35	(Call 03/15/22)	1,500	1,670,595
5.00%, 03/15/42	(Call 03/15/22)	6,500	7,103,915
5.50%, 03/15/26	(AMBAC)	845	1,078,600
Series C
5.00%, 03/15/17		1,000	1,122,920
5.00%, 03/15/24	(Call 03/15/18)	280	319,872
5.00%, 12/15/31	(Call 12/15/16)	3,500	3,846,360
Series D
5.00%, 06/15/14		1,100	1,102,244
5.00%, 06/15/18		585	679,448
5.00%, 03/15/25	(Call 09/15/16)	1,630	1,791,973
5.00%, 03/15/36	(Call 09/15/16)	1,200	1,303,548
5.00%, 02/15/37	(Call 02/15/22)	1,800	1,998,918
Series E
5.00%, 02/15/15		1,000	1,034,650
Series F
5.00%, 03/15/30	(Call 03/15/15)	2,000	2,076,820
5.00%, 03/15/35	(Call 03/15/15)	2,000	2,067,360
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15		560	589,148
5.50%, 07/01/18	(NPFGC-FGIC)	415	487,214
Series A
5.00%, 05/15/25	(Call 05/15/22)	1,000	1,162,690
5.25%, 05/15/21		1,000	1,186,680
New York State Dormitory Authority RB Sales Tax Revenue
Series A
5.00%, 03/15/22		1,300	1,576,692
5.00%, 03/15/38	(Call 03/15/23)	500	557,515
New York State Environmental Facilities Corp. RB Federal Grant Revenue Series C
5.00%, 10/15/35	(Call 10/15/16)	1,850	2,008,526
New York State Environmental Facilities Corp. RB Miscellaneous Revenue Series D
5.00%, 02/15/34	(Call 08/15/14)	500	504,715
New York State Environmental Facilities Corp. RB Water Revenue
Series A
5.00%, 06/15/17		1,000	1,133,650
5.00%, 06/15/22		1,020	1,246,042
5.00%, 06/15/24	(Call 06/15/22)	750	900,383
Series B
4.50%, 06/15/36	(Call 06/15/17)	220	228,094
4.75%, 06/15/32	(Call 06/15/17)	400	437,692
5.00%, 06/15/31	(Call 06/15/21)	650	752,518
5.00%, 06/15/37	(Call 06/15/18)	10	11,238
5.00%, 06/15/41	(Call 06/15/21)	2,000	2,205,440
Series E
5.00%, 06/15/30	(PR 06/15/14)	1,600	1,603,232
New York State Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 11/15/22	(GOI)	1,000	1,220,210
5.00%, 11/15/38	(Call 11/15/21) (GOI)	1,000	1,110,170
Series C
5.00%, 11/15/15	(NPFGC)	1,000	1,070,280
5.00%, 11/15/18	(Call 11/15/17) (NPFGC)	500	568,095
New York State Thruway Authority RB Federal Grant Revenue
Series B

Security		Principal (000s)	Value

5.00%, 04/01/17	(PR 10/01/15) (NATL)	$275	$292,680
5.00%, 04/01/17	(Call 10/01/15) (NATL)	1,795	1,909,395
5.00%, 04/01/21	(PR 10/01/15) (AMBAC)	180	191,572
5.00%, 04/01/21	(Call 10/01/15) (AMBAC)	1,160	1,233,080
New York State Thruway Authority RB Highway Revenue Tolls
Series A
5.00%, 05/01/19		9,175	10,708,234
Series B
5.00%, 04/01/15	(AGM)	3,220	3,348,220
5.00%, 04/01/16	(Call 10/01/15) (NPFGC-FGIC)	1,250	1,330,600
5.00%, 04/01/27	(Call 10/01/17)	4,985	5,545,115
5.50%, 04/01/20	(AMBAC)	620	757,981
Series F
4.00%, 01/01/15	(AMBAC)	350	357,746
5.00%, 01/01/17	(PR 01/01/15) (AMBAC)	220	226,261
5.00%, 01/01/17	(Call 01/01/15) (AMBAC)	780	801,778
Series H
5.00%, 01/01/20	(Call 01/01/18) (NPFGC)	1,500	1,701,165
5.00%, 01/01/21	(Call 01/01/18) (NPFGC)	3,400	3,843,190
5.00%, 01/01/22	(Call 01/01/18) (NPFGC-FGIC)	1,280	1,444,442
5.00%, 01/01/23	(Call 01/01/18) (NPFGC-FGIC)	720	811,958
Series I
5.00%, 01/01/37	(Call 01/01/22)	1,000	1,094,970
Series J
5.00%, 01/01/26	(Call 01/01/24)	2,500	2,948,025
New York State Thruway Authority RB Income Tax Revenue Series A
5.00%, 03/15/32	(Call 09/15/21)	2,000	2,285,800
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/15		1,065	1,108,047
5.00%, 04/01/18		725	834,758
5.00%, 04/01/19		550	645,931
Series A
4.00%, 04/01/15		2,050	2,115,743
5.00%, 04/01/21		500	596,990
5.00%, 04/01/30	(Call 04/01/22)	500	562,660
Series A-1
5.00%, 04/01/31	(Call 04/01/21)	2,000	2,274,920
Series B
5.00%, 04/01/19	(Call 10/01/18)	2,700	3,156,570
5.00%, 04/01/20	(Call 10/01/18)	2,000	2,334,500
Series I
5.00%, 01/01/28	(Call 01/01/22)	2,000	2,255,080
5.00%, 01/01/42	(Call 01/01/22)	2,000	2,152,720
New York State Urban Development Corp. RB Income Tax Revenue
5.00%, 12/15/17		200	229,952
5.00%, 12/15/18		40	46,974
5.00%, 03/15/30		1,000	1,148,510
Series A
5.00%, 03/15/16		2,250	2,438,527
5.00%, 03/15/17		5,000	5,614,600

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

5.00%, 03/15/19		$1,000	$1,176,910
5.00%, 03/15/31	(Call 03/15/21)	1,000	1,139,860
Series A-1
5.00%, 12/15/17		2,000	2,299,520
5.00%, 12/15/18		310	364,052
5.00%, 03/15/28	(Call 03/15/23)	2,020	2,353,159
5.00%, 03/15/43	(Call 03/15/23)	4,000	4,409,120
Series A-2
5.50%, 03/15/22	(NPFGC)	1,500	1,871,835
Series B
5.00%, 03/15/32	(Call 03/15/17)	1,000	1,093,880
Series B-1
5.00%, 03/15/28	(Call 03/15/19)	250	287,803
5.00%, 03/15/36	(Call 03/15/19)	2,000	2,249,780
Series C
5.00%, 12/15/15		1,000	1,074,110
5.00%, 12/15/16		750	836,490
Series D
5.00%, 03/15/23		3,000	3,658,380
Series E
5.00%, 03/15/20		1,200	1,432,068
5.00%, 03/15/24	(Call 03/15/23)	2,000	2,408,760
New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.25%, 01/01/24	(Call 07/01/18)	250	286,423
Series D
5.00%, 01/01/16		3,110	3,344,214
5.25%, 01/01/17		460	515,692
5.25%, 01/01/20	(Call 01/01/19)	1,000	1,157,890
5.25%, 01/01/21	(Call 01/01/19)	500	578,945
5.50%, 01/01/19		1,515	1,792,184
5.63%, 01/01/28	(Call 01/01/19)	1,245	1,424,753
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.00%, 12/01/31	(Call 06/01/22) (GOI)	2,000	2,112,180
4.50%, 11/15/34	(Call 11/15/17) (AMBAC)	205	213,247
4.50%, 01/15/36	(Call 01/15/16) (GOI)	255	259,228
4.50%, 09/15/39	(Call 09/15/19) (GOI)	750	799,365
4.75%, 07/15/31	(Call 07/15/18) (GOI)	1,870	2,067,135
4.75%, 07/15/33	(Call 07/15/18) (GOI)	285	312,568
5.00%, 12/01/30	(Call 06/01/15) (GOI)	1,255	1,318,603
5.00%, 07/15/33	(Call 01/15/21) (GOI)	2,250	2,494,215
5.00%, 07/15/35	(Call 07/15/20) (GOI)	500	566,215
5.00%, 10/01/35	(Call 10/01/16) (GOI)	1,800	1,943,298
5.00%, 09/15/36	(Call 09/15/19) (GOI)	2,500	2,834,100
5.00%, 07/15/38	(Call 07/15/18) (GOI)	125	140,519
5.00%, 03/15/39	(Call 06/30/14) (GOI)	1,690	1,712,764
Series 5
5.38%, 03/01/28	(GOI)	2,150	2,628,246

Security		Principal (000s)	Value

Series 179
5.00%, 12/01/43	(Call 12/01/23)	$2,500	$2,790,225
Third Series
5.00%, 07/15/39	(Call 07/15/20) (GOI)	1,990	2,245,556
6.13%, 06/01/94	(Call 06/01/24) (GOI)	500	587,335
Sales Tax Asset Receivable Corp. RB Sales Tax Revenue
Series A
5.00%, 10/15/20	(Call 10/15/14) (NPFGC)	500	508,935
5.00%, 10/15/21	(Call 10/15/14) (NPFGC)	2,000	2,035,740
5.00%, 10/15/23	(Call 10/15/14) (NPFGC)	1,220	1,241,557
5.00%, 10/15/24	(Call 10/15/14) (NPFGC)	530	539,365
5.00%, 10/15/25	(Call 10/15/14) (NPFGC)	1,000	1,017,290
5.00%, 10/15/29	(Call 10/15/14) (AMBAC)	850	864,714
5.00%, 10/15/32	(Call 10/15/14) (AMBAC)	3,235	3,288,960
5.25%, 10/15/18	(Call 10/15/14) (NPFGC)	500	509,380
5.25%, 10/15/27	(Call 10/15/14) (AMBAC)	1,000	1,018,040
State of New York GO
Series A
5.00%, 02/15/39	(Call 02/15/19)	1,045	1,172,709
Series C
3.00%, 02/01/16		1,035	1,080,871
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
Series A
0.00%, 11/15/31		1,000	505,500
5.00%, 11/15/22		2,280	2,717,897
5.00%, 01/01/23	(Call 01/01/22) (GOI)	1,000	1,197,720
5.00%, 01/01/25	(Call 01/01/22) (GOI)	1,000	1,175,530
5.00%, 01/01/26	(Call 01/01/22) (GOI)	685	795,977
5.00%, 01/01/27	(Call 01/01/22) (GOI)	700	808,199
5.00%, 11/15/35	(Call 11/15/16)	3,000	3,252,960
5.00%, 11/15/37	(Call 05/15/18) (GOI)	2,450	2,735,253
Series B
0.00%, 11/15/32		3,360	1,621,637
5.00%, 11/15/20		2,500	3,001,125
5.00%, 11/15/21		30	36,271
5.00%, 11/15/24	(Call 11/15/22)	1,000	1,194,270
5.00%, 11/15/26	(Call 11/15/22)	1,355	1,589,266
5.25%, 11/15/15	(GOI)	3,575	3,838,191
Series C
5.00%, 11/15/38	(Call 11/15/18) (GOI)	275	305,280
Series D
5.00%, 11/15/31	(Call 11/15/18)	3,000	3,223,950
Series R
5.50%, 11/15/21	(NPFGC)	1,000	1,227,210
Series Y

239

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

5.50%, 01/01/17	(ETM) (GOI)	$595	$639,280
Utility Debt Securitization Authority RB Electric Power & Light Revenues
Series TE
5.00%, 12/15/30	(Call 12/15/23)	5,000	5,887,950
5.00%, 12/15/35	(Call 12/15/23)	3,000	3,448,950
5.00%, 12/15/41	(Call 12/15/23)	1,000	1,129,430

			680,438,462
NORTH CAROLINA — 1.51%
City of Charlotte RB Water & Sewer Revenue
5.00%, 07/01/38	(Call 07/01/18)	2,000	2,235,540
County of Mecklenburg GO
Series A
5.00%, 08/01/16		525	578,251
Series C
5.00%, 03/01/15		1,000	1,036,660
5.00%, 03/01/17		500	560,955
County of Wake GO
Series C
5.00%, 03/01/20		1,000	1,199,650
5.00%, 03/01/25		1,600	2,014,384
Series D
4.00%, 02/01/17		470	513,339
North Carolina Eastern Municipal Power Agency RB Electric Power & Light Revenues
Series A
4.50%, 01/01/24	(PR 01/01/22)	500	593,760
5.00%, 01/01/21		600	707,304
Series B
5.00%, 01/01/26	(Call 01/01/19)	2,000	2,198,940
6.00%, 01/01/22		390	485,308
North Carolina Municipal Power Agency No. 1 RB Electric Power & Light Revenues
Series A
5.00%, 01/01/15		500	514,110
5.00%, 01/01/18		1,500	1,712,535
5.25%, 01/01/17		1,000	1,117,500
North Carolina Turnpike Authority RB Miscellaneous Revenue
5.00%, 07/01/41	(Call 07/01/21)	1,500	1,650,960
Raleigh Durham Airport Authority RB Port Airport & Marina Revenue Series A
5.00%, 05/01/32	(Call 05/01/20)	630	713,494
State of North Carolina GO
Series 2013D
4.00%, 06/01/20		3,000	3,440,910
Series A
4.00%, 03/01/24	(PR 03/01/15)	830	853,497
5.00%, 03/01/15		2,130	2,208,086
5.00%, 03/01/16		530	573,937
5.00%, 09/01/16		1,125	1,243,069
5.00%, 03/01/17		1,185	1,329,463
Series B
5.00%, 06/01/14		1,000	1,000,140
5.00%, 04/01/15		1,565	1,628,664
5.00%, 06/01/16		535	585,376
5.00%, 06/01/17		400	452,512
5.00%, 06/01/19		1,000	1,186,380
Series C
4.00%, 05/01/20		1,500	1,714,725
4.00%, 05/01/21		1,000	1,148,170
5.00%, 05/01/19		1,000	1,184,160
5.00%, 05/01/22		2,050	2,519,204

Security		Principal (000s)	Value

Series E
5.00%, 05/01/19		$2,000	$2,368,320
State of North Carolina RB Federal Grant Revenue
5.25%, 03/01/20	(Call 03/01/19)	500	588,750
State of North Carolina RB Miscellaneous Revenue
Series A
5.00%, 05/01/29	(Call 05/01/20) (SAP)	1,500	1,725,720
Series B
5.00%, 11/01/18		1,000	1,169,630
5.00%, 11/01/23	(Call 11/01/21)	500	594,210
Series C
5.00%, 05/01/30	(Call 05/01/21)	1,000	1,132,120
State of North Carolina RB Transit Revenue
5.00%, 03/01/17		1,000	1,118,020
5.00%, 03/01/18		500	573,760
Town of Cary RB Water Revenue
5.00%, 12/01/42	(Call 12/01/22)	1,000	1,130,690
University of North Carolina at Chapel Hill Board of Governors RB College & University Revenue
5.00%, 12/01/36	(Call 12/01/17)	1,180	1,322,060

			50,624,263
OHIO — 0.76%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues
Series A
5.00%, 02/15/38	(Call 02/15/18)	1,000	1,075,400
5.25%, 02/15/28	(Call 02/15/18)	1,000	1,111,130
Cincinnati City School District GO
5.25%, 12/01/25	(NPFGC-FGIC)	20	24,781
5.25%, 12/01/30	(NPFGC-FGIC)	1,000	1,240,810
City of Columbus GO
5.00%, 07/01/20		1,000	1,201,890
City of Columbus RB Sewer Revenue
Series A
5.00%, 06/01/27	(Call 12/01/17)	1,500	1,688,340
5.00%, 06/01/31	(Call 12/01/17)	20	22,205
Northeast Ohio Regional Sewer District RB Sewer Revenue
5.00%, 11/15/43	(Call 05/15/23)	1,000	1,117,740
Ohio State Turnpike Commission RB Highway Revenue Tolls
0.00%, 02/15/34	(Call 02/15/31)	1,000	720,980
5.00%, 02/15/48	(Call 02/15/23)	3,500	3,774,960
5.25%, 02/15/33	(Call 02/15/23)	1,000	1,128,730
Series A
5.00%, 02/15/31	(Call 02/15/20)	1,500	1,677,750
Series A-2
0.00%, 02/15/40		2,500	757,275
Ohio State University (The) RB College & University Revenue
Series A
4.00%, 06/01/43	(Call 06/01/23)	1,000	995,890
5.00%, 06/01/43	(Call 06/01/23)	2,000	2,212,060
State of Ohio GO
Series A
5.00%, 09/15/16		1,000	1,106,200
5.38%, 09/01/28	(Call 03/01/18)	1,970	2,253,503
Series C
5.00%, 09/15/15		500	530,950
5.00%, 09/15/21		1,500	1,818,930
State of Ohio RB Highway Revenue Tolls Series 2008-1
5.00%, 06/15/16		800	874,000

			25,333,524

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

OKLAHOMA — 0.20%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
5.00%, 06/01/27	(Call 06/01/18) (BHAC)	$500	$569,035
5.25%, 06/01/40	(Call 06/01/20)	500	568,815
Oklahoma Municipal Power Authority RB Electric Power & Light Revenues
Series A
4.00%, 01/01/47	(Call 01/01/23)	2,000	1,988,220
4.50%, 01/01/47	(Call 01/01/17) (NPFGC-FGIC)	750	757,770
Oklahoma Turnpike Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/17		500	557,190
5.00%, 01/01/20		1,500	1,779,405
Series B
5.00%, 01/01/29	(Call 01/01/21)	500	577,030

			6,797,465
OREGON — 0.31%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/15		1,440	1,509,854
5.00%, 03/01/35	(Call 03/01/20)	1,000	1,134,500
Oregon State Department of Transportation RB Fuel Sales Tax Revenue Series A
4.50%, 11/15/32	(Call 11/15/17)	3,725	3,948,724
State of Oregon GO Series A
4.50%, 08/01/32	(Call 08/01/17)	3,665	3,867,418

			10,460,496
PENNSYLVANIA — 3.25%
Allegheny County Sanitary Authority RB Sewer Revenue Series A
5.00%, 12/01/21	(Call 12/01/15) (NPFGC)	1,000	1,065,310
City of Philadelphia RB Port Airport & Marina Revenue Series A
5.00%, 06/15/40	(Call 06/15/20)	500	524,675
City of Philadelphia RB Water & Wastewater Revenue
5.25%, 12/15/14	(AMBAC)	1,025	1,049,169
Series B
4.75%, 11/01/31	(Call 11/01/17) (AMBAC)	300	320,229
Series C
5.00%, 08/01/17	(AGM)	370	419,569
5.00%, 08/01/40	(Call 08/01/20) (AGM)	1,000	1,068,800
Commonwealth of Pennsylvania GO
5.00%, 07/01/22		1,000	1,210,930
First Series
4.00%, 09/01/16		1,000	1,081,900
5.00%, 07/01/18		1,000	1,161,490
5.00%, 07/01/19		1,000	1,182,600
5.00%, 11/15/22	(Call 11/15/21)	2,600	3,122,990
5.00%, 11/15/24	(Call 11/15/21)	2,000	2,371,180
5.00%, 04/01/25	(Call 04/01/23)	2,500	2,983,975
5.00%, 10/01/26	(Call 10/01/16)	2,085	2,287,620

Security		Principal (000s)	Value

5.00%, 10/15/26	(Call 10/15/23)	$1,000	$1,188,350
5.00%, 06/01/27	(Call 06/01/22)	2,000	2,335,240
5.00%, 11/15/29	(Call 11/15/21)	500	580,485
Second Series
5.00%, 01/01/15		1,500	1,542,870
5.00%, 01/01/16		1,665	1,789,559
5.00%, 03/01/17		500	560,175
5.00%, 07/01/18		4,185	4,860,836
5.00%, 08/01/18	(Call 08/01/17)	1,000	1,133,420
5.00%, 01/01/19	(PR 01/01/16)	2,000	2,151,280
5.00%, 05/01/19		2,600	3,063,814
5.00%, 07/01/19		475	561,735
5.00%, 01/01/20	(PR 01/01/16)	3,900	4,194,996
5.00%, 05/01/20		755	900,066
5.00%, 07/01/20		1,355	1,618,995
5.00%, 05/01/21	(Call 05/01/20)	1,500	1,768,410
5.00%, 07/01/21		500	601,585
5.00%, 01/01/26	(Call 01/01/16)	1,150	1,228,430
Series A
5.00%, 02/15/17		500	559,335
Series T
5.00%, 07/01/22		1,700	2,058,581
Third Series
5.00%, 09/01/14	(AGM)	1,250	1,265,437
5.00%, 07/15/17		1,525	1,728,969
5.25%, 07/01/15		1,800	1,899,792
County of Chester GO
5.00%, 07/15/28	(Call 07/15/19)	1,410	1,625,321
Delaware River Port Authority RB Highway Revenue Tolls
5.00%, 01/01/33	(Call 01/01/24)	2,000	2,240,740
5.00%, 01/01/40	(Call 01/01/24)	1,500	1,647,225
Series D
5.00%, 01/01/35	(Call 01/01/20)	1,000	1,078,640
5.00%, 01/01/40	(Call 01/01/20) (AGM)	500	533,555
Delaware Valley Regional Finance Authority RB Miscellaneous Revenue Series A
5.50%, 08/01/28	(AMBAC)	610	720,569
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/15		920	968,512
5.00%, 07/01/16		940	1,032,016
5.00%, 07/01/18		3,000	3,488,430
5.00%, 07/01/19		3,500	4,146,695
Series B
5.00%, 07/01/21	(Call 01/01/18)	1,000	1,137,510
5.00%, 01/01/22	(Call 07/01/17)	500	564,150
5.00%, 07/01/22	(Call 07/01/16)	2,500	2,731,450
5.00%, 01/01/23	(Call 01/01/16)	1,000	1,071,330
Pennsylvania Higher Educational Facilities Authority RB College & University Revenue Series A
5.00%, 05/01/31	(Call 05/01/21)	700	760,424
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/16		1,000	1,093,790
Pennsylvania State Public School Building Authority RB Lease Revenue Series A
5.00%, 06/01/31	(Call 12/01/16) (AGM)	1,800	1,927,116
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
0.00%, 12/01/34	(Call 12/01/20)	500	510,855
0.00%, 12/01/37	(Call 12/01/26)	4,500	2,769,060
5.00%, 12/01/42	(Call 12/01/21)	1,000	1,075,670

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

6.00%, 12/01/36	(Call 12/01/20)	$1,500	$1,753,440
Series A
5.00%, 12/01/34	(Call 12/01/14) (AMBAC)	1,250	1,275,162
5.00%, 12/01/37	(Call 12/01/22)	1,000	1,091,050
5.00%, 12/01/44	(Call 12/01/24)	1,000	1,098,580
5.25%, 12/01/32	(Call 12/01/14) (AMBAC)	1,000	1,021,380
Series A-1
5.00%, 06/01/38	(Call 06/01/18) (AGM)	500	523,220
Series B
5.00%, 12/01/24	(Call 12/01/19)	500	569,405
5.00%, 06/01/29	(Call 06/01/19)	2,000	2,183,760
5.25%, 06/01/24	(Call 06/01/19)	575	659,048
5.25%, 06/01/39	(Call 06/01/19)	2,780	3,025,057
5.75%, 06/01/39	(Call 06/01/19)	250	282,270
Series C
5.00%, 12/01/43	(Call 12/01/23)	1,000	1,092,460
Series D
5.13%, 12/01/40	(Call 12/01/19)	2,100	2,219,910
Series E
0.00%, 12/01/30	(Call 12/01/27)	500	530,130
0.00%, 12/01/38	(Call 12/01/27)	1,265	1,314,955
State Public School Building Authority RB Lease Appropriation
5.50%, 06/01/28	(AGM)	470	561,236
Westmoreland County Municipal Authority RB Water Revenue
5.00%, 08/15/37	(Call 08/15/23)	1,000	1,079,540

			108,846,458
RHODE ISLAND — 0.05%
Rhode Island Convention Center Authority RB Miscellaneous Revenue Series B
5.25%, 05/15/15	(NPFGC)	110	112,493
Rhode Island Economic Development Corp. SO Grant Anticipation Series A
5.25%, 06/15/19	(AGM)	1,200	1,408,248

			1,520,741
SOUTH CAROLINA — 0.94%
Charleston Educational Excellence Finance Corp. RB Lease Revenue
5.00%, 12/01/30	(Call 12/01/23)	2,000	2,305,380
City of Columbia RB Waterworks & Sewer System Revenue Series A
5.00%, 02/01/41	(Call 02/01/21)	500	547,045
Greenville County School District RB Lease Appropriation
4.63%, 12/01/20	(AGM)	1,000	1,168,540
5.00%, 12/01/27	(Call 12/01/16)	1,000	1,096,540
Piedmont Municipal Power Agency RB Electric Power & Light Revenues Series A-2
5.00%, 01/01/22	(Call 01/01/21)	1,000	1,147,000
South Carolina State Public Service Authority RB Electric Power & Light Revenues
Series A
5.00%, 01/01/17	(NPFGC)	2,360	2,623,470
5.50%, 01/01/38	(Call 01/01/19)	2,600	2,945,566
Series B
5.00%, 01/01/22	(Call 01/01/16) (NPFGC)	1,315	1,405,972
Series E
5.00%, 01/01/40	(Call 01/01/20)	1,450	1,541,292

Security		Principal (000s)	Value

South Carolina State Public Service Authority RB Nuclear Revenue
Series B
5.00%, 12/01/38	(Call 12/01/23)	$1,000	$1,099,990
Series E
5.00%, 12/01/48	(Call 12/01/23)	2,000	2,176,760
South Carolina State Public Service Authority RB Water Revenue Series C
5.00%, 12/01/36	(Call 12/01/21)	500	551,540
South Carolina Transportation Infrastructure Bank RB Miscellaneous Revenue
Series A
4.00%, 10/01/33	(Call 10/01/21)	1,000	1,026,250
5.25%, 10/01/40	(Call 10/01/19)	500	557,490
Series B
3.38%, 10/01/32	(Call 10/01/22)	1,000	948,320
3.63%, 10/01/33	(Call 10/01/22)	875	846,554
5.00%, 10/01/17		1,000	1,139,750
South Carolina Transportation Infrastructure Bank RB Transit Revenue Series B
5.25%, 10/01/14	(AMBAC)	1,500	1,525,635
State of South Carolina GO
Series A
4.00%, 06/01/15		1,500	1,558,050
4.00%, 04/01/22	(Call 04/01/20)	1,000	1,112,280
5.00%, 03/01/15		1,000	1,036,660
5.00%, 06/01/17		1,850	2,092,276
5.00%, 06/01/18		1,000	1,161,120

			31,613,480
TENNESSEE — 0.47%
City of Memphis GO
5.00%, 10/01/15	(NPFGC)	1,250	1,330,100
5.25%, 10/01/17	(NPFGC)	1,000	1,149,400
Series D
5.00%, 07/01/21	(Call 07/01/20)	1,000	1,184,000
City of Memphis RB Electric Power & Light Revenues
5.00%, 12/01/15		300	321,462
5.00%, 12/01/17		1,000	1,146,150
County of Shelby GO Series A
5.00%, 03/01/24		1,000	1,236,970
Metropolitan Government of Nashville & Davidson County GO
5.00%, 07/01/19		750	887,355
5.00%, 01/01/20	(PR 01/01/18)	1,000	1,148,180
5.00%, 07/01/23	(Call 07/01/22)	1,000	1,203,920
Series D
5.00%, 07/01/16		1,500	1,646,835
Metropolitan Government of Nashville & Davidson County RB Electric Power & Light Revenues Series A
5.00%, 05/15/36	(Call 05/15/21)	1,025	1,135,218
State of Tennessee GO
Series A
4.00%, 08/01/17		2,000	2,211,920
5.00%, 08/01/21		1,000	1,220,710

			15,822,220
TEXAS — 8.54%
Alvin Independent School District GO
Series B
3.00%, 02/15/33	(PSF)	2,000	2,156,280
3.00%, 02/15/36	(PSF)	1,000	1,066,550

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

Austin Grand Parkway Toll Road Authority RB Highway Revenue Tolls
Series A
5.50%, 04/01/53	(Call 10/01/23)	$1,500	$1,594,410
Series B
0.00%, 10/01/45	(Call 10/01/28)	2,000	1,366,400
5.00%, 04/01/53	(Call 10/01/23)	6,000	6,415,080
Central Texas Regional Mobility Authority RB Highway Revenue Tolls
6.00%, 01/01/41	(Call 01/01/21)	1,000	1,108,650
Series A
5.00%, 01/01/43	(Call 01/01/23)	2,500	2,631,775
City of Austin RB Electric Power & Light Revenues
5.00%, 11/15/40	(Call 11/15/22)	1,000	1,088,360
City of Austin RB Water & Wastewater Revenue
5.00%, 11/15/37	(Call 11/15/22)	1,000	1,119,860
5.00%, 11/15/41	(Call 11/15/21)	1,000	1,099,770
Series A
5.00%, 11/15/39	(Call 11/15/19)	1,000	1,092,930
City of Brownsville RB Multiple Utility Revenue
Series A
5.00%, 09/01/31	(PR 09/01/15) (AMBAC)	345	365,617
5.00%, 09/01/31	(Call 09/01/15) (AMBAC)	155	161,736
City of Dallas GOL
Series A
5.00%, 02/15/18	(ETM)	5	5,766
5.00%, 02/15/18		1,595	1,836,276
5.00%, 02/15/20	(ETM)	5	5,967
5.00%, 02/15/20		645	767,331
City of Dallas RB Water Revenue
5.00%, 10/01/14	(AMBAC)	275	279,507
5.00%, 10/01/15	(AMBAC)	1,200	1,277,232
5.00%, 10/01/17	(AMBAC)	750	855,345
5.00%, 10/01/39	(Call 10/01/20)	850	955,375
5.00%, 10/01/40	(Call 10/01/21)	1,500	1,663,845
City of Houston GO Series A
5.00%, 03/01/15		1,500	1,554,870
City of Houston GOL
5.00%, 03/01/19	(PR 09/01/15) (AMBAC)	560	593,466
Series A
5.00%, 03/01/18		3,000	3,454,530
5.00%, 03/01/19	(Call 03/01/18)	500	571,500
5.00%, 03/01/19	(PR 09/01/15) (AMBAC)	190	201,354
5.00%, 03/01/27	(Call 03/01/19)	1,000	1,149,630
5.25%, 03/01/28	(Call 03/01/18)	1,235	1,411,975
City of Houston RB Multiple Utility Revenue Series A
5.25%, 11/15/17	(AGM)	825	951,052
City of Houston RB Port Airport & Marina Revenue
Series A
5.50%, 07/01/34	(Call 07/01/18)	750	850,448
5.50%, 07/01/39	(Call 07/01/18)	1,485	1,683,886
Series B
5.00%, 07/01/31	(Call 07/01/22)	1,500	1,638,450
5.00%, 07/01/32	(Call 07/01/22)	1,000	1,084,290
City of Houston RB Sewer Revenue
Series A
5.25%, 11/15/31	(Call 11/15/20)	1,000	1,165,600

Security		Principal (000s)	Value

Series E
5.00%, 11/15/16		$1,000	$1,112,420
City of Houston RB Utility Revenue Series B
5.00%, 11/15/43	(Call 11/15/23)	1,000	1,114,770
City of Houston RB Water Revenue
Series A
5.00%, 11/15/36	(Call 11/15/17) (AGM)	4,500	4,950,720
6.00%, 11/15/36	(Call 05/15/19) (AGM)	1,000	1,178,360
Series C
5.00%, 11/15/18		750	877,995
Series D
5.00%, 11/15/21		890	1,077,069
5.00%, 11/15/33	(Call 11/15/21)	1,000	1,129,940
5.00%, 11/15/36	(Call 11/15/21)	1,000	1,115,560
City of Houston Utility System Revenue RB Sewer Revenue Series C
5.00%, 05/15/26	(Call 05/15/24)	3,000	3,624,240
City of San Antonio GO
5.00%, 02/01/19		500	588,875
City of San Antonio Public Facilities Corp. RB Lease Appropriation
4.00%, 09/15/32	(Call 09/15/22)	1,500	1,556,790
City of San Antonio RB Electric Power & Light Revenues
5.00%, 02/01/16		500	539,465
5.00%, 02/01/23		2,000	2,441,480
5.00%, 02/01/32	(PR 02/01/17)	40	44,700
5.00%, 02/01/48	(Call 02/01/23)	2,500	2,719,700
5.25%, 02/01/25		1,370	1,718,542
5.38%, 02/01/15		2,680	2,774,148
Series A
5.00%, 02/01/24	(PR 02/01/15)	3,150	3,250,611
Series D
5.00%, 02/01/17		1,250	1,397,237
5.00%, 02/01/18		1,000	1,150,040
5.00%, 02/01/19		500	586,880
City of San Antonio RB Water Revenue
4.50%, 05/15/37	(Call 05/15/17) (NPFGC-FGIC)	1,300	1,336,946
5.00%, 05/15/27	(Call 05/15/22)	1,000	1,177,150
Clear Creek Independent School District GO Series B
3.00%, 02/15/35		2,000	2,127,880
County of Fort Bend GOL
4.75%, 03/01/31	(Call 03/01/17) (NPFGC)	1,485	1,598,098
County of Harris GO
Series A
5.00%, 10/01/24	(Call 10/01/22)	1,410	1,695,454
Series B
5.00%, 10/01/25	(Call 10/01/16)	400	439,264
County of Harris GOL Series A
5.25%, 10/01/24	(PR 10/01/14)	3,000	3,051,330
County of Harris RB Highway Revenue Tolls
Series A
5.00%, 08/15/38	(Call 08/15/19)	1,000	1,119,140
Series B-1
5.00%, 08/15/14	(NPFGC-FGIC)	500	505,045
Series C
5.00%, 08/15/24	(Call 08/15/19)	500	581,675
5.00%, 08/15/30	(Call 08/15/22)	3,000	3,398,550

243

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

5.00%, 08/15/49	(Call 08/15/19)	$1,000	$1,097,830
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/30	(Call 02/15/17) (PSF)	4,000	4,397,880
5.00%, 02/15/35	(Call 02/15/17) (PSF)	1,200	1,316,664
Series B-3
2.00%, 02/15/44	(PSF)	2,000	2,035,780
Dallas Area Rapid Transit RB Sales Tax Revenue
5.00%, 12/01/33	(Call 12/01/18)	250	281,098
5.00%, 12/01/36	(Call 12/01/16) (AMBAC)	4,735	5,099,453
5.25%, 12/01/29	(AMBAC)	1,050	1,323,241
5.25%, 12/01/43	(Call 12/01/18)	1,000	1,130,030
Dallas Area Rapid Transit RB Transit Revenue
5.00%, 12/01/42	(Call 12/01/22)	1,000	1,108,720
Dallas Independent School District GO
5.00%, 08/15/28	(Call 08/15/22) (PSF)	1,000	1,175,020
5.00%, 08/15/29	(Call 08/15/22) (PSF)	500	583,340
Series A
5.00%, 08/15/25	(PR 08/15/14) (PSF)	700	707,077
5.00%, 08/15/28	(PR 08/15/14) (PSF)	3,500	3,535,385
Dallas-Fort Worth International Airport RB Port Airport & Marina Revenue
Series A
5.00%, 11/01/16		500	553,690
5.00%, 11/01/42	(Call 11/01/20)	1,000	1,064,240
5.00%, 11/01/45	(Call 11/01/20)	500	528,625
5.25%, 11/01/38	(Call 11/01/20)	500	544,505
Series B
5.00%, 11/01/32	(Call 11/01/20)	1,000	1,097,800
5.00%, 11/01/38	(Call 11/01/22)	1,000	1,084,240
5.00%, 11/01/44	(Call 11/01/22)	1,500	1,609,605
Series C
5.00%, 11/01/45	(Call 11/01/21)	1,000	1,060,980
Series D
5.00%, 11/01/33	(Call 11/01/23)	1,000	1,119,450
Series F
5.13%, 11/01/25	(Call 11/01/23)	1,000	1,191,750
Series G
5.00%, 11/01/33	(Call 11/01/20)	2,000	2,161,540
Fort Bend Grand Parkway Toll Road Authority RB Highway Revenue Tolls
5.00%, 03/01/37	(Call 03/01/22)	1,000	1,108,910
Grand Prairie Independent School District GO
5.00%, 02/15/37	(Call 02/15/17)	1,000	1,086,340
Harris County Flood Control District RB Miscellaneous Revenue Series A
5.00%, 10/01/34	(Call 10/01/20)	1,500	1,682,715
Harris County Flood Control District SO Contract Tax Series A
5.25%, 10/01/21		1,000	1,232,600
Harris County Metropolitan Transit Authority RB Sales Tax Revenue
Series A
5.00%, 11/01/36	(Call 11/01/21)	1,000	1,108,270
5.00%, 11/01/41	(Call 11/01/21)	1,000	1,099,300
Houston Community College District GOL
5.00%, 02/15/43	(Call 02/15/23)	2,000	2,226,600

Security		Principal (000s)	Value

Houston Independent School District GO Series B
5.00%, 02/15/24	(Call 02/15/17) (PSF)	$500	$554,890
Houston Independent School District GOL
5.00%, 02/15/22	(Call 02/15/17) (PSF)	1,750	1,946,105
Klein Independent School District GO Series A
5.00%, 08/01/38	(Call 08/01/18) (PSF)	240	267,401
Lower Colorado River Authority RB Electric Power & Light Revenues
5.00%, 05/15/40	(Call 05/15/20)	1,500	1,585,320
5.25%, 01/01/15	(ETM)	1,310	1,348,802
Series A
5.00%, 05/15/35	(Call 05/15/20)	2,000	2,151,140
6.25%, 05/15/28	(Call 05/15/18)	1,500	1,755,060
Lower Colorado River Authority RB Miscellaneous Revenue
5.75%, 05/15/28	(PR 05/15/15)	855	900,720
5.75%, 05/15/28	(Call 05/15/15)	85	88,879
Midland County Fresh Water Supply District No. 1 RB Water Revenue Series A
0.00%, 09/15/34	(Call 09/15/27)	1,250	491,938
North East Independent School District GO
5.25%, 02/01/27	(PSF)	530	675,321
Series A
5.00%, 08/01/37	(Call 08/01/17) (PSF)	500	550,880
North Texas Municipal Water District RB Water Revenue
5.00%, 09/01/31	(Call 09/01/16) (NPFGC)	1,500	1,620,810
5.00%, 09/01/35	(Call 09/01/16) (NPFGC)	2,500	2,688,025
5.00%, 09/01/38	(Call 09/01/18)	1,700	1,903,677
North Texas Tollway Authority RB Highway Revenue Tolls
0.00%, 09/01/43	(Call 09/01/31)	500	409,555
5.75%, 01/01/38	(Call 01/01/18)	3,600	3,980,592
6.00%, 01/01/34	(Call 01/01/21)	1,000	1,162,480
6.00%, 01/01/38	(Call 01/01/19) (AGC-ICC)	500	577,950
6.00%, 01/01/43	(Call 01/01/21)	250	286,945
Series A
5.50%, 09/01/36	(Call 09/01/21)	2,500	2,876,400
6.00%, 01/01/28	(Call 01/01/19)	1,010	1,192,002
6.25%, 01/01/39	(Call 01/01/19)	1,000	1,145,630
Series B
0.00%, 09/01/37	(Call 09/01/31)	1,600	469,216
0.00%, 09/01/43	(Call 09/01/31)	2,500	458,400
5.00%, 01/01/38	(Call 01/01/21)	1,000	1,066,310
5.00%, 01/01/42	(Call 01/01/22)	6,850	7,340,460
Series C
0.00%, 09/01/45	(Call 09/01/31)	500	448,860
5.25%, 01/01/44	(Call 01/01/19)	2,300	2,427,190
6.00%, 01/01/25	(Call 01/01/19)	1,000	1,163,460
Series D
5.00%, 09/01/24	(Call 09/01/21)	1,000	1,169,420
5.00%, 09/01/32	(Call 09/01/21)	4,970	5,565,207
Series K-1
5.75%, 01/01/38	(Call 01/01/19) (AGM)	500	571,150
North Texas Tollway Authority RB Miscellaneous Revenue
Series A

244

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

5.13%, 01/01/28	(Call 01/01/18) (NPFGC)	$10,210	$11,263,876
Series D
0.00%, 01/01/31	(AGM)	1,370	642,270
0.00%, 01/01/34	(AGM)	3,500	1,395,555
Series E-3
5.75%, 01/01/38		1,150	1,236,491
Pharr-San Juan-Alamo Independent School District GO
5.00%, 02/01/38	(Call 02/01/18) (PSF)	300	331,464
Plano Independent School District GO Series A
5.25%, 02/15/34	(Call 02/15/18)	1,700	1,909,202
Round Rock Independent School District GO
5.00%, 08/01/33	(Call 08/01/18)	500	569,290
San Antonio Independent School District GO
5.00%, 08/15/23	(Call 08/15/15) (PSF)	975	1,030,672
San Antonio Public Facilities Corp. RB Lease Appropriation
4.00%, 09/15/42	(Call 09/15/22)	2,000	1,969,900
State of Texas GO
4.50%, 04/01/33	(PR 04/01/17)	105	116,389
4.50%, 04/01/33	(Call 04/01/17)	2,765	2,984,430
4.75%, 04/01/35	(PR 04/01/15)	130	134,910
4.75%, 04/01/35	(Call 04/01/15)	5,470	5,639,406
5.00%, 10/01/16		1,000	1,109,320
5.00%, 10/01/21		1,000	1,220,890
5.00%, 04/01/26	(PR 04/01/18)	95	110,005
5.00%, 04/01/26	(Call 04/01/15)	3,740	3,974,333
5.00%, 04/01/26	(PR 04/01/15)	65	67,591
5.00%, 04/01/27	(PR 04/01/18)	115	133,164
5.00%, 04/01/27	(Call 04/01/18)	1,185	1,337,711
5.00%, 04/01/28	(Call 04/01/16)	1,000	1,085,270
5.00%, 04/01/30	(Call 04/01/16)	2,850	3,056,739
5.00%, 04/01/36	(Call 04/01/22)	1,500	1,691,310
5.00%, 04/01/42	(Call 04/01/22)	3,000	3,336,360
Series A
5.00%, 04/01/33	(Call 04/01/17)	3,800	4,169,550
Tarrant Regional Water District RB Water Revenue
5.00%, 03/01/37	(Call 03/01/22)	1,500	1,673,100
Texas Public Finance Authority RB Miscellaneous Revenue
5.00%, 07/01/19	(Call 07/01/14)	1,500	1,506,230
Series A
5.00%, 07/01/14		1,270	1,275,347
5.00%, 01/01/16		500	537,905
5.00%, 01/01/17	(PR 01/01/16)	1,000	1,074,980
5.00%, 07/01/17	(PR 01/01/16)	1,500	1,612,470
Series B
4.00%, 01/01/19	(Call 07/01/15)	8,500	8,836,940
5.00%, 07/01/18	(PR 07/01/15)	4,030	4,239,761
5.00%, 01/01/20	(Call 06/16/14)	135	135,290
Texas State Transportation Commission RB Fuel Sales Tax Revenue
Series A
4.50%, 04/01/15		300	310,953
5.00%, 04/01/23	(PR 04/01/16)	500	543,525
Texas State Transportation Commission RB Highway Revenue Tolls
5.00%, 04/01/16		500	543,335
5.00%, 04/01/25	(PR 04/01/16)	500	543,525
5.00%, 04/01/27	(Call 04/01/17)	4,650	5,180,332
Series A
4.75%, 04/01/17		1,800	2,012,454
5.00%, 04/01/17		800	900,048

Security		Principal (000s)	Value

5.00%, 08/15/41	(Call 08/15/22)	$4,470	$4,719,024
Series B
1.25%, 08/15/42	(Call 02/15/15)	1,500	1,506,315
Texas State Transportation Commission RB Miscellaneous Revenue
5.00%, 04/01/20	(PR 04/01/16)	595	646,795
Texas State Turnpike Authority RB Highway Revenue Tolls Series A
0.00%, 08/15/21	(AMBAC)	500	417,070
Texas Water Development Board RB Water Revenue Series A
5.00%, 07/15/27	(Call 07/15/17)	250	279,765
University of Texas System Board of Regents RB College & University Revenue
5.00%, 07/01/41	(Call 07/01/23)	1,000	1,129,980
Series A
5.00%, 08/15/22		1,000	1,228,840
Series B
5.00%, 08/15/43	(Call 08/15/22)	1,000	1,122,850

			285,890,992
UTAH — 0.48%
Intermountain Power Agency RB Electric Power & Light Revenues Series A
5.00%, 07/01/21	(Call 07/01/18)	1,000	1,141,370
State of Utah GO
Series A
5.00%, 07/01/16		500	548,945
5.00%, 07/01/17		685	777,242
5.00%, 07/01/22	(Call 07/01/21)	1,040	1,257,412
Series C
5.00%, 07/01/14		3,000	3,012,660
5.00%, 07/01/15		1,375	1,447,504
University of Utah State Board of Regents RB College & University Revenue Series A
5.00%, 08/01/43	(Call 08/01/23)	1,000	1,115,080
Utah Transit Authority RB Sales Tax Revenue
5.00%, 06/15/42	(Call 06/15/22)	1,480	1,596,728
Series A
5.00%, 06/15/28	(Call 06/15/18)	1,275	1,438,480
5.00%, 06/15/32	(Call 06/15/18) (AGM)	1,500	1,672,020
5.00%, 06/15/36	(Call 06/15/18) (AGM)	1,900	2,117,892

			16,125,333
VIRGINIA — 0.66%
Commonwealth of Virginia GO
Series D
5.00%, 06/01/18		500	581,415
5.00%, 06/01/19		500	593,725
County of Fairfax GO
Series B
5.00%, 04/01/23	(SAW)	1,000	1,240,050
Series C
5.00%, 10/01/16	(SAW)	425	471,304
5.00%, 10/01/17	(SAW)	2,360	2,699,462
County of Loudoun GO Series B
5.00%, 11/01/19		500	597,345
Hampton Roads Sanitation District RB Sewer Revenue
5.00%, 04/01/38	(Call 04/01/18)	375	415,058

245

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

Upper Occoquan Sewage Authority RB Sewer Revenue Series A
5.15%, 07/01/20	(NPFGC)	$1,000	$1,152,360
Virginia College Building Authority RB College & University Revenue
5.00%, 09/01/20		900	1,079,361
Virginia Commonwealth Transportation Board RB Fuel Sales Tax Revenue
5.00%, 05/15/28	(Call 05/15/22)	1,000	1,160,320
Virginia Commonwealth Transportation Board RB Miscellaneous Revenue
5.00%, 10/01/14		1,000	1,016,380
Virginia Commonwealth Transportation Board RB Transit Revenue
4.00%, 05/15/29	(Call 05/15/21) (SAP)	1,000	1,063,660
5.00%, 05/15/27	(Call 05/15/21) (SAP)	500	573,925
5.00%, 05/15/33	(Call 05/15/21) (SAP)	1,000	1,118,090
5.00%, 05/15/34	(Call 05/15/21) (SAP)	1,000	1,114,780
Virginia Public School Authority RB Miscellaneous Revenue
5.00%, 08/01/23	(Call 08/01/22) (GOI)	1,000	1,206,640
Series B
5.25%, 08/01/14		1,505	1,518,078
Series C
5.00%, 08/01/15	(SAW)	680	718,502
5.00%, 08/01/18	(SAW)	2,475	2,882,632
5.00%, 08/01/19	(SAW)	750	889,238

			22,092,325
WASHINGTON — 2.75%
Central Puget Sound Regional Transit Authority RB Sales Tax Revenue
Series A
5.00%, 11/01/32	(Call 11/01/17) (AGM)	1,400	1,543,318
5.00%, 11/01/36	(Call 11/01/17)	3,150	3,472,465
City of Seattle RB Electric Power & Light Revenues
Series A
5.25%, 02/01/36	(Call 02/01/21)	1,200	1,345,872
Series B
5.00%, 02/01/21	(Call 02/01/20)	500	592,290
5.00%, 02/01/22	(Call 02/01/20)	1,000	1,165,100
5.00%, 02/01/24	(Call 02/01/20)	500	578,765
City of Tacoma RB Electric Power & Light Revenues Series A
4.00%, 01/01/42	(Call 07/01/23)	1,000	998,310
County of King GOL
4.75%, 01/01/34	(Call 01/01/18)	900	978,210
County of King RB Sewer Revenue
5.00%, 01/01/38	(Call 01/01/18)	4,600	5,058,436
5.00%, 01/01/45	(Call 07/01/20)	1,000	1,078,710
5.00%, 01/01/52	(Call 01/01/22)	1,000	1,082,510
5.13%, 01/01/41	(Call 01/01/21)	500	550,925
Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/14		1,000	1,004,200
5.00%, 07/01/15		250	263,183
5.00%, 07/01/17		1,800	2,038,842
5.00%, 48 07/01/19		1,365	1,615,723
5.00%, 07/01/21		1,000	1,209,800
5.00%, 07/01/22	(Call 07/01/21)	500	597,555
5.00%, 07/01/23	(Call 07/01/21)	2,000	2,365,600

Security		Principal (000s)	Value

5.25%, 07/01/16		$580	$639,659
5.25%, 07/01/18		125	146,546
5.25%, 07/01/18	(PR 07/01/14) (NPFGC)	150	150,659
5.50%, 07/01/15		1,000	1,058,150
Series C
5.00%, 07/01/14		875	878,675
Energy Northwest RB Nuclear Revenue
5.00%, 07/01/22	(PR 07/01/16)	310	340,278
5.00%, 07/01/22	(Call 07/01/16)	690	755,419
5.00%, 07/01/23		1,000	1,228,540
5.00%, 07/01/24	(PR 07/01/16)	745	817,764
5.00%, 07/01/24	(Call 07/01/16)	1,625	1,776,694
FYI Properties RB Lease Non-Terminable
5.50%, 06/01/39	(Call 06/01/19)	1,000	1,134,450
NJB Properties RB Lease Revenue Series A
5.00%, 12/01/36	(Call 12/01/16) (GTD)	1,000	1,075,180
Port of Seattle RB Port Airport & Marina Revenue Series A
5.00%, 08/01/31	(Call 08/01/22)	1,000	1,120,060
Snohomish County School District No. 201 GO
5.25%, 12/01/27	(Call 12/01/18) (GTD)	500	578,275
State of Washington GO
Series 2014A
5.00%, 08/01/35	(Call 08/01/23)	1,500	1,705,365
Series A
5.00%, 07/01/25	(Call 07/01/18)	1,330	1,524,858
5.00%, 07/01/27	(Call 07/01/18)	4,750	5,425,545
5.00%, 07/01/31	(Call 07/01/18)	3,400	3,818,914
5.00%, 08/01/33	(Call 08/01/23)	4,000	4,588,640
5.00%, 08/01/35	(Call 08/01/21)	500	563,245
Series C
5.00%, 01/01/27	(Call 01/01/18)	1,000	1,128,090
5.00%, 01/01/28	(Call 01/01/18)	1,000	1,124,350
5.00%, 06/01/41	(Call 06/01/21)	5,000	5,507,900
Series D
5.00%, 02/01/34	(Call 02/01/22)	1,000	1,126,590
Series E
5.00%, 01/01/31	(PR 01/01/16) (AMBAC)	1,500	1,613,715
5.00%, 02/01/31	(Call 02/01/19)	1,500	1,701,075
Series R
5.00%, 07/01/19		1,500	1,773,900
5.00%, 07/01/20		2,000	2,392,220
5.00%, 01/01/21	(Call 01/01/15) (AMBAC)	2,685	2,758,838
Series R-2006A
5.00%, 07/01/19	(Call 07/01/15) (AMBAC)	2,455	2,580,573
Series R-2011C
5.00%, 07/01/16		400	439,156
5.00%, 07/01/17		350	396,326
Series R-2012C
5.00%, 07/01/20		1,000	1,196,110
5.00%, 07/01/24	(Call 07/01/22)	2,000	2,398,000
5.00%, 07/01/25	(Call 07/01/22)	1,000	1,189,250
5.00%, 07/01/26	(Call 07/01/22)	1,500	1,771,200
State of Washington RB Appropriations
5.00%, 09/01/24	(Call 09/01/23)	2,000	2,358,140

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

State of Washington RB Federal Grant Revenue
5.00%, 09/01/18		$1,125	$1,303,031
5.00%, 09/01/21		1,000	1,189,420
University of Washington RB College & University Revenue Series A
5.00%, 07/01/41	(Call 07/01/22)	1,000	1,113,010

			91,927,624
WEST VIRGINIA — 0.06%
State of West Virginia GO
5.00%, 06/01/15	(NPFGC-FGIC)	1,000	1,048,410
West Virginia University Board of Governors RB College & University Revenue Series B
5.00%, 10/01/36	(Call10/01/21)	1,000	1,105,800

			2,154,210
WISCONSIN — 0.91%
State of Wisconsin GO
Series 1
5.00%, 05/01/16	(AMBAC)	550	599,621
5.00%, 05/01/17		2,500	2,817,625
5.00%, 05/01/18	(Call 05/01/15) (NPFGC)	3,000	3,130,980
5.00%, 05/01/21		500	602,590
Series 2
5.00%, 11/01/20		1,500	1,806,675
5.00%, 11/01/22	(Call 11/01/21)	2,000	2,410,960
5.00%, 05/01/25	(Call 05/01/22)	1,000	1,189,160
Series A
5.00%, 05/01/16	(NPFGC-FGIC)	1,000	1,090,220
Series B
5.00%, 05/01/22	(Call 05/01/21)	1,500	1,796,985
State of Wisconsin RB General Fund
Series A
5.38%, 05/01/25	(Call 05/01/19) (SAP)	2,050	2,417,073
5.63%, 05/01/28	(Call 05/01/19) (SAP)	1,470	1,723,017
5.75%, 05/01/33	(Call 05/01/19) (SAP)	3,000	3,486,960
6.00%, 05/01/36	(Call 05/01/19) (SAP)	3,100	3,632,797
6.25%, 05/01/37	(Call 05/01/19) (SAP)	1,000	1,181,390
State of Wisconsin RB Transit Revenue Series A
5.00%, 07/01/20	(AGM)	2,000	2,402,500

			30,288,553

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $3,147,113,475)			3,298,002,356

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.79%

MONEY MARKET FUNDS — 0.79%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	26,427	$26,426,757

		26,426,757

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,426,757)		26,426,757

TOTAL INVESTMENTS IN SECURITIES — 99.35%
(Cost: $3,173,540,232)		3,324,429,113
Other Assets, Less Liabilities — 0.65%		21,671,416

NET ASSETS — 100.00%		$3,346,100,529

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

SO  —  Special Obligation

ST  —  Special Tax

Insured by:

AGC-ICC  —  Assured Guaranty Corp.  —  Insured Custody Certificates

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

CIFG  —  CDC Assurance N.A. Inc.

FGIC  —  Financial Guaranty Insurance Co.

HERBIP  —  Higher Education Revenue Bond Intercept Program

NPFGC  —  National Public Finance Guarantee Corp.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

247

Schedule of Investments (Unaudited)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 96.58%

NEW YORK — 96.58%
Battery Park City Authority RB Lease Revenue Series A
5.00%, 11/01/24	(Call 11/01/23)	$805	$982,124
Brooklyn Arena Local Development Corp. RB Recreational Revenue
6.25%, 07/15/40	(Call 01/15/20)	125	137,646
6.38%, 07/15/43	(Call 01/15/20)	700	771,477
City of New York GO
Series A
5.00%, 08/01/20	(Call 08/01/16) (AGM)	250	274,040
5.00%, 08/01/25	(Call 08/01/16)	400	436,460
5.00%, 08/01/26	(Call 02/01/24)	350	413,924
Series A-1
5.00%, 08/01/17		700	793,618
5.00%, 08/01/19	(Call 08/01/17)	150	169,508
5.00%, 08/01/27	(Call 08/01/21)	250	289,302
5.00%, 08/01/31	(Call 08/01/21)	200	227,606
Series B
5.00%, 08/01/16		135	148,477
5.00%, 08/01/20		100	119,221
Series B-1
5.25%, 09/01/20	(Call 09/01/18)	195	228,425
Series C
5.00%, 08/01/19		680	801,822
Series C-1
5.00%, 10/01/19	(Call 10/01/17)	150	170,316
5.00%, 10/01/20	(Call 10/01/17)	250	283,508
5.00%, 10/01/24	(Call 10/01/17) (AGM)	1,000	1,126,630
Series E
4.00%, 08/01/14		220	221,452
5.00%, 08/01/27	(Call 08/01/19)	500	577,250
Series F
5.00%, 08/01/21		240	287,640
5.00%, 08/01/31	(Call 02/01/22)	250	280,378
Series F-1
5.00%, 03/01/32	(Call 03/01/23)	350	395,178
5.00%, 03/01/37	(Call 03/01/23)	500	555,300
Series G
4.00%, 08/01/18	(Call 08/01/17)	145	158,036
5.00%, 08/01/24	(Call 08/01/17)	175	196,296
Series G-1
5.00%, 04/01/26	(Call 04/01/22)	1,000	1,162,390
5.00%, 04/01/27	(Call 04/01/22)	250	287,928
Series H-1
5.00%, 03/01/23	(Call 03/01/19)	490	566,954
Series I
5.00%, 08/01/23	(Call 08/01/22)	500	597,680
5.00%, 08/01/27	(Call 08/01/22)	250	289,165
Series I-1
5.00%, 04/01/23	(Call 04/01/19)	160	185,434
Series J
5.00%, 08/01/19		250	294,787
5.00%, 08/01/21		150	179,775

Security		Principal (000s)	Value

Series J-1
5.00%, 05/15/33	(Call 05/15/19)	$400	$454,660
5.00%, 05/15/36	(Call 05/15/19)	905	1,026,379
Series L-1
5.00%, 04/01/25	(Call 04/01/18)	810	916,005
Series M
5.00%, 04/01/25	(Call 04/01/15) (FGIC)	100	103,786
Erie County Industrial Development Agency RB Lease Appropriation Series A
5.00%, 05/01/31	(Call 05/01/19)	100	111,031
Hudson Yards Infrastructure Corp. RB Miscellaneous Revenue
Series A
4.50%, 02/15/47	(Call 02/15/17) (NPFGC)	675	683,228
5.00%, 02/15/47	(Call 02/15/17)	2,180	2,252,681
5.00%, 02/15/47	(Call 02/15/17) (FGIC)	325	335,835
5.25%, 02/15/47	(Call 02/15/21)	500	536,950
5.75%, 02/15/47	(Call 02/15/21)	1,000	1,142,240
Long Island Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 05/01/38	(Call 05/01/21)	1,000	1,063,000
5.50%, 04/01/22	(Call 04/01/19)	500	569,790
5.50%, 05/01/33	(Call 05/01/19) (BHAC)	625	725,219
5.75%, 04/01/39	(Call 04/01/19)	380	432,444
6.25%, 04/01/33	(Call 04/01/19)	250	293,605
Series B
5.00%, 09/01/29	(Call 09/01/22)	250	275,910
5.00%, 12/01/35	(Call 06/01/16)	350	372,260
5.25%, 04/01/19		290	336,284
Series C
5.00%, 09/01/35	(Call 09/01/16)	225	240,887
Series E
5.00%, 12/01/21	(Call 12/01/16) (NPFGC-FGIC)	400	440,708
5.00%, 12/01/22	(Call 12/01/16) (NPFGC-FGIC)	250	275,048
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue
Series A
4.75%, 04/01/28	(PR 10/01/15) (FGIC)	2,030	2,153,728
5.00%, 04/01/23	(PR 10/01/15) (FGIC)	500	532,145
5.00%, 04/01/29	(PR 10/01/14) (AGM)	730	741,906
Metropolitan Transportation Authority RB Miscellaneous Revenue Series C
5.00%, 11/15/41	(Call 11/15/22)	500	540,415
Metropolitan Transportation Authority RB Miscellaneous Taxes
Series A
0.00%, 11/15/30		850	439,645
5.00%, 11/15/24	(Call 11/15/22)	250	297,620
Metropolitan Transportation Authority RB Transit Revenue
Series A
4.75%, 11/15/27	(Call 11/15/15) (NPFGC)	200	210,610
5.00%, 11/15/18		250	292,070
5.00%, 11/15/31	(Call 11/15/16)	600	648,624
5.00%, 11/15/37	(Call 11/15/21)	455	492,315
5.00%, 11/15/46	(Call 11/15/21)	500	534,550

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

5.50%, 11/15/39	(Call 11/15/18)	$700	$799,302
Series B
5.00%, 11/15/30	(Call 11/15/15) (AMBAC)	1,600	1,682,064
5.00%, 11/15/34	(Call 11/15/19)	650	723,755
Series C
5.00%, 11/15/42	(Call 05/15/23)	1,200	1,301,808
6.25%, 11/15/23	(Call 11/15/18)	100	119,440
Series D
4.00%, 11/15/15		100	105,520
4.00%, 11/15/32	(Call 11/15/22)	250	255,460
5.00%, 11/15/25	(Call 11/15/22)	230	267,334
5.00%, 11/15/30	(Call 11/15/22)	890	996,675
5.00%, 11/15/38	(Call 11/15/23)	250	273,645
Series D-1
5.00%, 11/01/22		250	298,925
Series F
5.00%, 11/15/30	(Call 11/15/22)	250	279,965
Nassau County Interim Finance Authority RB Sales Tax Revenue
Series A
5.00%, 11/15/16		640	711,616
Series H
5.25%, 11/15/15	(PR 11/15/14) (AMBAC)	255	260,959
Nassau County Sewer & Storm Water Finance Authority RB Water Revenue Series A
5.38%, 11/01/28	(Call 11/01/18) (BHAC)	235	271,108
New York City Educational Construction Fund RB Lease Revenue Series A
5.75%, 04/01/41	(Call 04/01/21)	445	524,926
New York City Industrial Development Agency RB Recreational Revenue
4.50%, 03/01/39	(Call 09/01/16) (FGIC)	270	272,228
5.00%, 03/01/31	(Call 09/01/16) (FGIC)	210	214,832
5.00%, 03/01/36	(Call 09/01/16) (NPFGC)	275	280,970
5.00%, 03/01/46	(Call 09/01/16) (FGIC)	455	463,008
New York City Municipal Water Finance Authority RB Sewer Revenue
Series AA
5.00%, 06/15/37	(Call 06/15/17)	100	109,243
Series B
5.00%, 06/15/14	(ETM) (AGM)	140	140,284
Series CC
5.00%, 06/15/29	(Call 06/15/18)	185	209,805
New York City Municipal Water Finance Authority RB Water Revenue
5.00%, 06/15/26	(Call 06/15/21)	750	877,042
5.00%, 06/15/31	(Call 06/15/21)	160	181,974
5.00%, 06/15/44	(Call 12/15/21)	500	544,145
5.38%, 06/15/43	(Call 12/15/20)	125	143,743
Series A
5.00%, 06/15/38	(Call 06/15/17)	350	380,957
5.00%, 06/15/39	(PR 06/15/14)	255	255,518
Series AA
4.75%, 06/15/33	(Call 06/15/17)	400	429,728
5.00%, 06/15/44	(Call 06/15/21)	150	162,473
Series BB
4.00%, 06/15/47	(Call 12/15/22)	400	400,568
5.00%, 06/15/31	(Call 06/15/20)	500	565,030

Security		Principal (000s)	Value

Series C
4.75%, 06/15/33	(Call 06/15/16)	$250	$265,188
5.00%, 06/15/25	(Call 06/15/15) (NPFGC)	100	104,700
5.00%, 06/15/27	(Call 06/15/15) (NPFGC)	455	476,385
Series CC
5.00%, 06/15/45	(Call 12/15/21)	650	706,491
5.00%, 06/15/47	(Call 06/15/23)	400	437,072
Series D
5.00%, 06/15/37	(Call 06/15/15)	250	259,233
Series DD
4.75%, 06/15/35	(Call 06/15/17)	250	267,628
4.75%, 06/15/36	(Call 06/15/17)	330	352,961
5.00%, 06/15/35	(Call 06/15/23)	400	448,460
Series EE
5.00%, 06/15/34	(Call 06/15/22)	500	560,725
Series FF
5.00%, 06/15/45	(Call 06/15/22)	500	544,120
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	250	274,345
Series GG
5.00%, 06/15/26	(Call 06/15/21)	260	304,041
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	1,675	1,842,768
5.25%, 06/15/32	(Call 06/15/19)	750	844,837
Series GG-2
5.25%, 06/15/40	(Call 06/15/19)	115	129,483
New York City Transitional Finance Authority Future Tax Secured Revenue RB Income Tax Revenue Series A
5.00%, 11/01/38	(Call 11/01/23)	350	392,703
New York City Transitional Finance Authority RB Income Tax Revenue
5.00%, 11/01/15	(ETM)	100	106,612
5.00%, 11/01/30	(Call 05/01/17)	100	109,770
Series A
5.00%, 11/01/21		500	607,795
5.00%, 11/01/27	(Call 11/01/21)	400	466,832
5.00%, 05/01/29	(Call 05/01/19)	150	171,272
Series A-1
5.00%, 08/01/20	(PR 08/01/16)	1,000	1,101,970
5.00%, 11/01/42	(Call 11/01/23)	400	443,716
Series B
5.00%, 11/01/19		400	476,872
5.00%, 11/01/20	(Call 11/01/19)	175	207,811
5.00%, 11/01/21	(PR 05/01/17)	120	135,097
5.00%, 11/01/21	(Call 05/01/17)	130	144,823
Series C
5.00%, 11/01/39	(Call 11/01/20)	250	280,215
Series D
5.00%, 11/01/23	(Call 05/01/20)	250	292,890
5.00%, 02/01/25	(Call 02/01/21)	155	182,268
5.00%, 02/01/27	(Call 02/01/21)	250	289,632
5.00%, 02/01/31	(Call 02/01/21)	300	340,548
5.00%, 02/01/35	(Call 02/01/21)	500	555,610
Series E
5.00%, 11/01/23	(Call 05/01/21)	115	136,513
Series E-1
5.00%, 02/01/42	(Call 02/01/22)	250	273,965
Series F-1
5.00%, 05/01/39	(Call 05/01/22)	670	739,948
Series S-1

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

5.00%, 07/15/32	(Call 07/15/22) (SAW)	$340	$382,435
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.50%, 01/15/38	(Call 01/15/18) (SAW)	235	242,118
4.75%, 01/15/38	(Call 01/15/18) (SAW)	250	262,630
5.00%, 01/15/26	(Call 01/15/18) (SAW)	470	527,537
5.00%, 01/15/34	(Call 01/15/18) (SAW)	500	553,035
Series S-2
5.00%, 01/15/37	(Call 01/15/17) (NPFGC-FGIC)	100	108,505
Series S-3
5.25%, 01/15/30	(Call 01/15/19) (SAW)	500	571,220
Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	500	574,330
New York City Transitional Finance Authority RB Miscellaneous Taxes Series A-1
5.00%, 11/01/19	(Call 05/01/15)	175	182,551
New York City Transitional Finance Authority RB Sales Tax Revenue
5.00%, 08/01/21	(PR 08/01/16)	725	798,928
New York City Trust for Cultural Resources RB Recreational Revenue
5.00%, 04/01/31	(Call 10/01/18)	500	562,155
New York City Water & Sewer System RB Water Revenue
Series CC-1
5.00%, 06/15/47	(Call 06/15/24)	1,000	1,101,140
Series DD
5.00%, 06/15/39	(Call 06/15/24)	500	557,650
New York Convention Center Development Corp. RB Hotel Occupancy Tax
5.00%, 11/15/30	(Call 11/15/15) (AMBAC)	375	393,690
5.00%, 11/15/35	(Call 11/15/15) (AMBAC)	500	524,260
5.00%, 11/15/44	(Call 11/15/15) (AMBAC)	645	676,869
New York Liberty Development Corp. RB Industrial Revenue
5.75%, 11/15/51	(Call 11/15/21)	90	100,931
New York Liberty Development Corp. RB Port Airport & Marina Revenue
5.00%, 12/15/41	(Call 12/15/21) (GOI)	1,270	1,372,552
5.25%, 12/15/43	(Call 12/15/21) (GOI)	740	815,384
New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/15	(GOI)	350	364,374
5.00%, 04/01/19	(Call 04/01/18)	535	615,994
5.00%, 04/01/20	(Call 04/01/18)	150	172,110
Series B
5.00%, 04/01/19	(GOI)	285	337,506
Series C
5.50%, 04/01/17	(GOI)	550	605,280
Series E
5.25%, 04/01/16	(GOI)	150	159,758
New York Municipal Bond Bank Agency RB Miscellaneous Revenue
4.00%, 12/01/17	(SAW)	200	222,110
5.00%, 12/01/19	(SAW)	50	58,905

Security		Principal (000s)	Value

Series A
4.00%, 12/01/15	(SAW)	$1,250	$1,321,012
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/22	(Call 07/01/18)	500	572,400
Series 1
5.50%, 07/01/40	(AMBAC)	400	497,188
Series A
5.00%, 07/01/37	(Call 07/01/22)	250	276,948
Series B
5.00%, 07/01/33	(Call 07/01/18) (AGM)	105	116,095
Series E
6.13%, 01/01/31	(Call 01/01/19)	250	297,872
New York State Dormitory Authority RB Hospital Revenue
5.50%, 07/01/23	(NPFGC)	200	246,576
Series A
5.25%, 08/15/15	(Call 08/15/14) (AGM, FHA)	375	378,825
New York State Dormitory Authority RB Income Tax Revenue
Series A
5.00%, 12/15/20		150	180,635
5.00%, 12/15/24	(Call 12/15/22)	250	297,710
5.00%, 12/15/25	(Call 12/15/22)	1,000	1,183,130
5.00%, 02/15/26	(Call 02/15/24)	355	425,989
5.00%, 03/15/28	(Call 03/15/18)	250	280,968
Series B
5.00%, 03/15/20		475	566,860
5.00%, 03/15/28	(Call 03/15/19)	200	230,242
5.00%, 03/15/31	(Call 03/15/22)	1,050	1,184,788
5.00%, 03/15/42	(Call 03/15/22)	600	655,746
Series C
5.00%, 03/15/22	(Call 03/15/18)	500	573,005
5.00%, 03/15/25	(Call 03/15/18)	525	598,710
5.00%, 03/15/31	(Call 03/15/21)	250	284,965
5.00%, 12/15/31	(Call 12/15/16)	250	274,740
Series D
5.00%, 02/15/40	(Call 02/15/22)	300	328,248
5.00%, 02/15/42	(Call 02/15/22)	250	273,013
Series F
5.00%, 03/15/22	(PR 03/15/15) (AGM)	165	171,242
5.00%, 03/15/30	(PR 03/15/15)	250	259,603
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15		500	526,025
5.00%, 07/01/22	(Call 07/01/19)	250	288,230
Series A
5.00%, 05/15/20		520	618,748
5.25%, 05/15/15		160	167,154
New York State Dormitory Authority RB Sales Tax Revenue Series A
5.00%, 03/15/38	(Call 03/15/23)	500	557,515
New York State Environmental Facilities Corp. RB Water Revenue
Series A
4.00%, 06/15/26	(Call 06/15/22)	420	459,665
4.75%, 06/15/31	(Call 06/15/16)	340	361,716
5.00%, 06/15/16		245	268,674
5.00%, 06/15/20		75	90,186
5.00%, 06/15/22		350	427,563
5.00%, 06/15/23	(Call 06/15/22)	400	486,532
5.00%, 06/15/24	(Call 06/15/22)	640	768,326
5.00%, 06/15/34	(Call 06/15/19)	180	203,519
5.13%, 06/15/38	(Call 06/15/19)	120	135,911
Series B

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

5.00%, 06/15/33	(Call 06/15/18)	$500	$561,060
5.00%, 06/15/41	(Call 06/15/21)	90	99,245
Series D
5.00%, 06/15/22		500	610,805
Series E
5.00%, 06/15/30	(PR 06/15/14)	750	751,515
New York State Power Authority RB Electric Power & Light Revenues
Series A
4.50%, 11/15/47	(Call 11/15/17) (NPFGC)	355	364,017
5.00%, 11/15/22	(GOI)	335	408,770
5.00%, 11/15/38	(Call 11/15/21) (GOI)	410	455,170
Series C
5.00%, 11/15/15	(NPFGC)	550	588,654
5.00%, 11/15/16	(NPFGC)	125	138,988
5.00%, 11/15/17		230	263,799
5.00%, 11/15/20	(Call 11/15/17) (NPFGC)	250	283,453
5.00%, 11/15/21	(Call 11/15/17) (NPFGC)	325	368,131
New York State Thruway Authority RB Federal Grant Revenue
Series B
4.13%, 04/01/19	(PR 10/01/15) (AMBAC)	65	68,385
4.13%, 04/01/19	(Call 10/01/15) (AMBAC)	435	452,104
5.00%, 04/01/17	(PR 10/01/15) (NATL)	40	42,572
5.00%, 04/01/17	(Call 10/01/15) (NATL)	260	276,570
New York State Thruway Authority RB Highway Revenue Tolls
Series A
5.00%, 05/01/19		1,350	1,575,598
5.00%, 04/01/27	(Call 04/01/18)	750	853,267
Series B
5.00%, 04/01/15	(AGM)	250	259,955
5.50%, 04/01/20	(AMBAC)	250	305,637
Series F
4.00%, 01/01/15	(AMBAC)	250	255,533
Series H
4.00%, 01/01/18	(NPFGC)	100	110,840
5.00%, 01/01/19	(Call 01/01/18) (NPFGC)	400	453,644
5.00%, 01/01/21	(Call 01/01/18) (NPFGC)	225	254,329
Series I
5.00%, 01/01/37	(Call 01/01/22)	300	328,491
New York State Thruway Authority RB Income Tax Revenue
Series A
5.00%, 03/15/18		170	196,127
5.00%, 03/15/21	(Call 09/15/20)	85	102,264
5.00%, 03/15/23	(Call 09/15/21)	250	297,542
5.00%, 03/15/26	(Call 09/15/18)	300	345,804
5.00%, 03/15/29	(Call 09/15/20)	250	288,610
Series C
5.25%, 03/15/19		250	297,130
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/16		250	270,943
Series A-1
5.00%, 04/01/31	(Call 04/01/21)	200	227,492

Security		Principal (000s)	Value

Series I
5.00%, 01/01/42	(Call 01/01/22)	$1,000	$1,076,360
New York State Urban Development Corp. RB Income Tax Revenue
5.00%, 12/15/17		250	287,440
Series A
5.00%, 03/15/19		250	294,227
5.00%, 03/15/31	(Call 03/15/21)	250	284,965
Series A-1
5.00%, 12/15/16		400	446,128
5.00%, 12/15/18		285	334,693
5.00%, 03/15/21		250	301,202
5.00%, 03/15/28	(Call 03/15/23)	520	605,764
5.00%, 03/15/43	(Call 03/15/23)	140	154,319
Series B
5.00%, 03/15/32	(Call 03/15/17)	250	273,470
Series B-1
5.00%, 03/15/28	(Call 03/15/19)	250	287,803
5.00%, 03/15/36	(Call 03/15/19)	250	281,223
5.25%, 03/15/38	(Call 03/15/19)	120	135,935
Series C
5.00%, 12/15/15		200	214,822
5.00%, 03/15/24	(Call 03/15/23)	200	240,876
New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.00%, 01/01/21	(Call 07/01/18)	750	856,987
Series D
5.25%, 01/01/17		160	179,371
5.25%, 01/01/20	(Call 01/01/19)	350	405,261
5.63%, 01/01/28	(Call 01/01/19)	400	457,752
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.00%, 09/15/31	(Call 09/15/19)	500	519,310
4.00%, 12/01/31	(Call 06/01/22) (GOI)	250	264,023
4.00%, 06/01/32	(Call 06/01/22)	170	178,187
4.50%, 09/15/39	(Call 09/15/19) (GOI)	475	506,264
4.75%, 07/15/31	(Call 07/15/18) (GOI)	200	221,084
4.75%, 07/15/32	(Call 07/15/18) (GOI)	130	143,187
4.75%, 11/15/32	(Call 11/15/17) (GOI)	210	231,294
5.00%, 10/01/27	(Call 10/01/16) (GOI)	700	763,588
5.00%, 12/01/29	(Call 06/01/15) (GOI)	875	919,747
5.00%, 10/01/31	(Call 10/01/16) (GOI)	150	161,582
5.00%, 07/15/32	(Call 07/15/20) (GOI)	275	312,246
5.00%, 07/15/35	(Call 07/15/18) (GOI)	200	224,238
5.00%, 10/01/35	(Call 10/01/16) (GOI)	550	593,785
5.00%, 09/15/36	(Call 09/15/19) (GOI)	200	226,728
5.00%, 01/15/41	(Call 01/15/21) (GOI)	250	271,530
Series 5
5.38%, 03/01/28	(GOI)	500	611,220
Sales Tax Asset Receivable Corp. RB Sales Tax Revenue
Series A

251

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

5.00%, 10/15/17	(Call 10/15/14) (NPFGC)	$495	$503,846
5.00%, 10/15/20	(Call 10/15/14) (NPFGC)	143	145,046
5.00%, 10/15/23	(Call 10/15/14) (NPFGC)	405	412,156
5.00%, 10/15/29	(Call 10/15/14) (AMBAC)	425	432,357
5.00%, 10/15/32	(Call 10/15/14) (AMBAC)	820	833,678
5.25%, 10/15/18	(Call 10/15/14) (NPFGC)	500	509,380
5.25%, 10/15/19	(Call 10/15/14) (NPFGC)	185	188,471
State of New York GO
Series A
5.00%, 02/15/34	(Call 02/15/19)	420	473,546
5.00%, 02/15/39	(Call 02/15/19)	250	280,553
Series C
3.00%, 02/01/16		100	104,432
4.50%, 02/01/17		100	110,662
5.00%, 04/15/15		250	260,793
5.00%, 04/15/16	(Call 04/15/15)	600	625,440
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
Series A
5.00%, 11/15/19	(PR05/15/18) (GOI)	250	291,130
5.00%, 11/15/22		150	178,809
5.00%, 01/01/23	(Call 01/01/22)	75	89,829
5.00%, 11/15/37	(Call 05/15/18) (GOI)	650	725,679
5.25%, 01/01/28	(PR01/01/22) (GOI)	65	80,470
Series B
0.00%, 11/15/32		500	241,315
4.00%, 11/15/16		170	184,651
5.00%, 11/15/19		220	261,259
5.00%, 11/15/20		400	480,180
5.00%, 11/15/22		500	607,950
5.00%, 11/15/25	(Call 11/15/22)	710	842,337
5.00%, 11/15/27	(Call 11/15/22)	415	484,226
5.50%, 01/01/30	(PR01/01/22) (GOI)	300	368,766
Series C
5.00%, 11/15/38	(Call 11/15/18) (GOI)	550	610,560
Series D
5.00%, 11/15/31	(Call 11/15/18)	650	698,522
Series E
5.50%, 11/15/19	(NPFGC)	150	182,057
Triborough Bridge & Tunnel Authority RB Transit Revenue Series A
5.00%, 11/15/32	(Call 11/15/17)	600	670,140
Utility Debt Securitization Authority RB Electric Power & Light Revenues
Series TE
5.00%, 12/15/29	(Call 12/15/23)	1,000	1,184,010
5.00%, 12/15/30	(Call 12/15/23)	500	588,795
5.00%, 12/15/35	(Call 12/15/23)	1,000	1,149,650

			132,764,655

TOTAL MUNICIPAL BONDS & NOTES (Cost: $126,809,385)			132,764,655

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 2.34%

MONEY MARKET FUNDS — 2.34%
BlackRock Liquidity Funds: New York Money Fund, Institutional Shares
0.01%[a,b]	3,220	$3,219,666

		3,219,666

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,219,666)		3,219,666

TOTAL INVESTMENTS IN SECURITIES — 98.92%
(Cost: $130,029,051)		135,984,321
Other Assets, Less Liabilities — 1.08%		1,479,846

NET ASSETS — 100.00%		$137,464,167

ETM  —  Escrowed to Maturity

FHA  —  Federal Housing Administration

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

PR  —  Prerefunded

RB  —  Revenue Bond

SAW  —  State Aid Withholding

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

252

Schedule of Investments (Unaudited)

iSHARES® SHORT TREASURY BOND ETF

May 31, 2014

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.30%
U.S. Treasury Bonds
11.25%, 02/15/15	$62,209	$67,080,372
U.S. Treasury Notes
0.25%, 09/15/14	240,432	240,554,608
0.25%, 03/31/15	110,700	110,842,801
0.38%, 11/15/14	151,026	151,226,869
0.75%, 06/15/14	43,320	43,326,931
2.13%, 11/30/14	111,105	112,229,384
2.38%, 08/31/14	741,420	745,564,523
2.38%, 09/30/14	96,176	96,897,328
2.38%, 10/31/14	67,758	68,395,604
2.38%, 02/28/15	54,899	55,829,538
2.50%, 03/31/15	10,596	10,806,647
2.50%, 04/30/15	19,603	20,029,765
2.63%, 06/30/14	43,213	43,295,969
2.63%, 12/31/14	139,438	141,475,177
4.00%, 02/15/15	22,819	23,447,435
4.13%, 05/15/15	75,000	77,850,752
4.25%, 08/15/14	91,318	92,096,026
4.25%, 11/15/14	97,620	99,454,278

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,200,461,692)		2,200,404,007

MONEY MARKET FUNDS — 1.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	22,458	22,458,450

TOTAL MONEY MARKET FUNDS
(Cost: $22,458,450)		22,458,450

TOTAL INVESTMENTS IN SECURITIES — 100.31%
(Cost: $2,222,920,142)		2,222,862,457
Other Assets, Less Liabilities — (0.31)%		(6,876,646)

NET ASSETS — 100.00%		$2,215,985,811

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

253

Schedule of Investments (Unaudited)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 99.53%

ALABAMA — 0.14%
Alabama Public School & College Authority RB Sales Tax Revenue Series A
5.00%, 05/01/18		$1,000	$1,156,580

			1,156,580
ALASKA — 0.03%
City of Anchorage GO Series B
5.25%, 12/01/16	(AMBAC)	265	296,938

			296,938
ARIZONA — 1.13%
City of Mesa RB Multiple Utility Revenue
4.00%, 07/01/17	(AGM)	50	55,013
5.25%, 07/01/16	(NPFGC)	135	148,677
5.25%, 07/01/16	(ETM) (NPFGC-FGIC)	165	182,081
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/15		1,000	1,052,390
5.00%, 07/01/15	(PR 07/01/14) (AMBAC)	1,250	1,255,162
5.00%, 07/01/17		1,280	1,445,645
5.00%, 07/01/18		1,000	1,157,570
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues
Series B
4.00%, 01/01/15		1,360	1,391,076
4.00%, 01/01/17		275	299,626
4.00%, 01/01/18		2,375	2,641,356

			9,628,596
ARKANSAS — 0.22%
State of Arkansas GO
4.00%, 08/01/14		1,100	1,107,260
5.00%, 08/01/14		775	781,433

			1,888,693
CALIFORNIA — 16.05%
Bay Area Toll Authority RB Highway Revenue Tolls
Series C-2
1.45%, 04/01/45	(Call 02/01/17)	750	760,350
Series F
5.00%, 04/01/15		860	895,398
5.00%, 04/01/31	(PR 04/01/16)	2,500	2,717,150
Series F-1
5.00%, 04/01/17		750	845,265
California State Department of Transportation RB Federal Grant Revenue Series A
5.00%, 02/01/15	(NPFGC-FGIC)	800	826,040
California State Department of Water Resources RB Electric Power & Light Revenues

Security		Principal (000s)	Value

Series H
5.00%, 05/01/17		$530	$598,269
5.00%, 05/01/17	(AGM)	540	609,557
Series K
5.00%, 05/01/18		4,475	5,183,213
Series L
4.00%, 05/01/15		100	103,561
5.00%, 05/01/15		2,695	2,815,224
5.00%, 05/01/16		2,370	2,584,461
5.00%, 05/01/17		2,250	2,539,822
Series M
4.00%, 05/01/16		500	535,880
5.00%, 05/01/15		4,000	4,178,440
5.00%, 05/01/16		875	954,179
Series N
5.00%, 05/01/18		400	463,304
California State Department of Water Resources RB Water Revenue Series AJ
5.00%, 12/01/16		500	558,750
California State Public Works Board RB Lease Revenue Series J
5.25%, 01/01/16	(AMBAC)	1,195	1,287,338
Chabot-Las Positas Community College District GO Series C
0.00%, 08/01/16	(AMBAC)	195	191,272
City & County of San Francisco GO
5.00%, 06/15/15		3,705	3,894,807
Desert Sands Unified School District GO
5.00%, 06/01/29	(PR 06/01/14) (AGM)	400	400,052
East Bay Municipal Utility District RB Water Revenue Series B
5.00%, 06/01/16		500	547,930
Grossmont-Cuyamaca Community College District GO Series B
5.00%, 08/01/29	(PR 08/01/15) (FGIC)	1,000	1,056,400
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement Series A
5.00%, 08/15/17		105	119,031
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/17		1,350	1,536,246
Series B
5.00%, 07/01/14		1,000	1,004,230
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
5.00%, 07/01/16		400	439,948
5.00%, 07/01/17		1,000	1,136,640
Series C
4.00%, 01/01/16	(Call 10/01/15)	1,500	1,577,265
5.00%, 01/01/16	(Call 10/01/15)	2,835	3,018,850
Los Angeles Unified School District GO
5.75%, 07/01/14	(NPFGC)	525	527,536
Series A-1
5.50%, 07/01/17	(FGIC)	480	551,650
5.50%, 07/01/18	(FGIC)	1,190	1,410,174
Series I
5.00%, 07/01/14		2,000	2,008,440
Series KY
5.00%, 07/01/14		1,050	1,054,431
Metropolitan Water District of Southern California RB Water Revenue
Series B-3

254

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

5.00%, 10/01/29	(PR 10/01/14) (NPFGC)	$810	$823,138
Series C
5.00%, 07/01/17		1,000	1,137,300
New Haven Unified School District GO
5.00%, 08/01/18	(AGM)	200	231,548
Orange County Public Financing Authority RB Lease Abatement
5.00%, 07/01/16	(NPFGC)	1,000	1,094,800
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 12/01/35	(PR 12/01/14) (AMBAC)	1,300	1,331,681
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
3.38%, 08/15/15	(AGM)	2,500	2,592,725
5.00%, 08/15/17	(AGM)	100	113,286
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series B
5.00%, 05/15/15		375	392,719
5.00%, 05/15/16		500	547,175
San Diego Unified School District GO Series F
5.00%, 07/01/28	(PR 07/01/14) (AGM)	225	225,938
San Joaquin Hills Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/17	(ETM)	380	374,061
Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15	(NPFGC)	500	497,080
State of California GO
3.00%, 09/01/16		1,645	1,742,203
3.25%, 10/01/16		1,125	1,200,285
4.00%, 08/01/14		1,000	1,006,600
4.00%, 04/01/15		300	309,648
4.00%, 08/01/15		725	757,291
4.00%, 10/01/15		325	341,490
4.00%, 04/01/17		300	328,908
4.00%, 12/01/26	(Call 06/01/16)	1,065	1,139,145
4.00%, 12/01/27	(Call 06/01/17)	1,500	1,638,615
4.25%, 04/01/16		645	691,550
5.00%, 08/01/14		570	574,731
5.00%, 09/01/14		1,650	1,670,410
5.00%, 02/01/15		1,300	1,342,172
5.00%, 03/01/15		1,180	1,222,952
5.00%, 04/01/15		1,680	1,747,771
5.00%, 06/01/15		200	209,632
5.00%, 11/01/15		3,360	3,587,472
5.00%, 02/01/16		250	269,588
5.00%, 03/01/16		800	865,632
5.00%, 04/01/16		215	233,426
5.00%, 06/01/16	(SGI)	1,000	1,092,970
5.00%, 08/01/16		1,200	1,320,300
5.00%, 09/01/16		1,000	1,103,920
5.00%, 10/01/16		1,000	1,107,590
5.00%, 11/01/16	(AMBAC)	790	877,880
5.00%, 12/01/16		250	278,720
5.00%, 02/01/17		2,000	2,235,100
5.00%, 03/01/17	(Call 03/01/15)	2,000	2,157,200
5.00%, 04/01/17		1,750	1,966,737
5.00%, 09/01/17		1,000	1,138,950
5.00%, 10/01/17		585	668,000
5.00%, 02/01/18		3,905	4,490,906
5.00%, 04/01/18		2,000	2,310,560
5.00%, 11/01/18		1,000	1,172,310

Security		Principal (000s)	Value

5.00%, 12/01/18		$1,000	$1,174,630
5.00%, 02/01/19		3,885	4,557,455
5.00%, 04/01/19		1,000	1,177,250
5.50%, 04/01/18		1,600	1,878,560
6.00%, 02/01/18	(AMBAC)	1,245	1,478,686
Series A
4.00%, 07/01/16		455	490,281
5.00%, 07/01/15	(PR 07/01/14)	4,365	4,383,246
5.00%, 07/01/15	(Call 07/01/14) (NPFGC)	1,765	1,772,395
5.00%, 07/01/16		1,095	1,202,190
5.00%, 07/01/17		1,000	1,134,660
5.00%, 07/01/18		2,250	2,622,217
5.25%, 07/01/14	(ETM)	1,210	1,215,324
5.25%, 07/01/14		1,260	1,265,544
Series B
3.50%, 07/01/23	(Call 07/01/14)	600	601,716
5.00%, 07/01/23	(Call 07/01/14)	6,000	6,025,020
University of California Regents RB College & University Revenue
Series AF
5.00%, 05/15/15		3,345	3,502,717
5.00%, 05/15/18		750	872,760

			136,447,869
COLORADO — 1.19%
Colorado Department of Transportation RB Highway Revenue Tolls
5.00%, 12/15/16		1,000	1,115,860
Series B
5.00%, 12/15/15		3,060	3,284,787
Colorado Department of Transportation RB Transit Revenue Series B
5.50%, 06/15/15	(NPFGC)	800	844,456
E-470 Public Highway Authority RB Highway Revenue Tolls Series B
0.00%, 09/01/16	(NPFGC)	130	124,836
Regional Transportation District RB Sales Tax Revenue
Series A
5.00%, 11/01/28	(PR 11/01/16) (AMBAC)	2,125	2,361,364
5.00%, 11/01/31	(PR 11/01/16) (AMBAC)	500	555,615
5.00%, 11/01/36	(PR 11/01/16) (AMBAC)	1,655	1,839,086

			10,126,004
CONNECTICUT — 1.48%
State of Connecticut GO
Series A
2.00%, 10/15/15		1,500	1,536,330
5.00%, 01/01/16		1,500	1,611,225
5.00%, 10/15/18		1,000	1,163,550
Series B
5.00%, 12/01/15	(Call 06/30/14) (NPFGC)	250	250,135
5.00%, 05/01/17		1,045	1,174,423
Series C
4.00%, 06/01/15		2,010	2,086,642
5.00%, 12/01/15		500	535,600
5.50%, 12/15/14		790	813,139
Series D

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

5.00%, 11/01/18		$2,000	$2,329,220
State of Connecticut ST Sales Tax Revenue
Series 1
5.00%, 02/01/16		335	361,207
5.00%, 02/01/17		360	401,994
5.00%, 02/01/18		300	344,310

			12,607,775
DELAWARE — 0.30%
State of Delaware GO
Series 2009C
5.00%, 10/01/15		285	303,343
5.00%, 10/01/16		2,000	2,216,900

			2,520,243
DISTRICT OF COLUMBIA — 0.06%
District of Columbia GO Series B
5.00%, 06/01/17	(AMBAC)	455	513,154

			513,154
FLORIDA — 2.04%
City of Gainesville RB Multiple Utility Revenue Series A
5.00%, 10/01/35	(PR 10/01/15) (AGM)	2,025	2,153,770
County of Miami-Dade RB Water & Sewer Revenue Series B
5.00%, 10/01/14	(AGM)	1,000	1,016,290
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
5.00%, 07/01/14		275	276,152
5.00%, 07/01/15		1,945	2,044,701
5.00%, 07/01/16		1,850	2,023,363
Florida State Board of Education GO
Series A
5.00%, 06/01/14		350	350,049
5.00%, 01/01/15		570	586,290
5.00%, 06/01/16		1,000	1,093,950
5.00%, 06/01/17		475	536,774
Series B
5.00%, 06/01/14		1,025	1,025,143
Florida State Board of Education RB Lottery Revenue Series C
5.00%, 07/01/16		1,035	1,135,623
Florida State Board of Education RB Miscellaneous Revenue Series E
5.00%, 07/01/17		1,000	1,132,360
Florida State Department of Transportation RB Highway Revenue Tolls Series A
5.00%, 07/01/14		75	75,315
JEA St. Johns River Power Park System RB Electric Power & Light Revenues Series 23
5.00%, 10/01/15		1,000	1,063,940
State of Florida GO
Series A
5.00%, 06/01/18		475	551,157
5.00%, 06/01/19		1,000	1,182,640

Security		Principal (000s)	Value

Tampa Bay Water RB Utility System Revenue Series A
5.00%, 10/01/16		$1,000	$1,107,340

			17,354,857
GEORGIA — 2.53%
City of Atlanta RB Port Airport & Marina Revenue
Series A
5.00%, 01/01/19		725	845,451
Series B
5.00%, 01/01/15		500	514,110
Georgia State Road & Tollway Authority RB Federal Grant Revenue Series A
5.00%, 06/01/17		1,295	1,458,455
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue Series A
5.00%, 06/01/16		500	545,815
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/14	(NPFGC)	1,000	1,000,130
5.00%, 06/01/16	(NPFGC)	230	251,220
Georgia State Road & Tollway Authority RB Miscellaneous Taxes Series A
5.00%, 06/01/17		855	962,918
Gwinnett County School District GO
4.50%, 10/01/17		250	281,665
Series A
4.00%, 10/01/14		1,000	1,013,080
4.00%, 10/01/16		1,385	1,503,002
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues
Series B
5.00%, 01/01/16		100	107,398
Series D
5.75%, 01/01/19	(Call 07/01/18)	500	592,735
State of Georgia GO
5.00%, 08/01/20	(PR 08/01/17)	350	398,486
Series A
5.00%, 09/01/19	(PR 09/01/15)	200	212,074
Series B
4.50%, 03/01/21	(PR 03/01/16)	250	268,725
5.00%, 10/01/14		3,250	3,303,430
Series C
5.50%, 07/01/14		1,000	1,004,650
5.50%, 07/01/16	(PR 07/01/14)	105	105,484
5.50%, 07/01/16	(Call 07/01/14)	1,265	1,270,819
Series E
5.00%, 08/01/16		305	335,936
5.00%, 08/01/19	(PR 08/01/17)	770	876,668
5.00%, 08/01/21	(PR 08/01/17)	600	683,118
Series E-2
4.00%, 09/01/16		2,200	2,381,544
Series I
5.00%, 07/01/18		1,375	1,601,256

			21,518,169
HAWAII — 0.68%
State of Hawaii GO
Series DG
5.00%, 07/01/16	(Call 07/01/15) (AMBAC)	575	605,044
Series DT

256

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

5.00%, 11/01/17		$300	$343,212
Series DY
5.00%, 02/01/18		500	574,435
5.00%, 02/01/19		1,000	1,171,770
Series DZ
5.00%, 12/01/16		1,000	1,115,050
5.00%, 12/01/17		500	573,450
Series EA
5.00%, 12/01/16		250	278,762
Series EF
5.00%, 11/01/17		1,000	1,144,040

			5,805,763
ILLINOIS — 5.26%
City of Chicago GO
Series A
5.00%, 01/01/15	(AGM)	545	560,445
5.00%, 01/01/19	(Call 01/01/18)	1,200	1,325,280
City of Chicago RB Port Airport & Marina Revenue
Series B
5.00%, 01/01/17		270	299,921
5.00%, 01/01/18		1,200	1,363,200
5.25%, 01/01/15	(NPFGC-FGIC)	750	772,035
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/19	(PR 07/01/15) (AGM)	500	526,195
5.50%, 01/01/15	(AGM)	500	515,485
Series A-1
5.00%, 01/01/26	(PR 07/01/16) (AGM)	2,000	2,194,440
Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	5,000	5,486,100
5.00%, 01/01/28	(PR 07/01/16) (AGM)	2,075	2,276,731
5.00%, 01/01/31	(PR 07/01/16) (AGM)	1,035	1,135,623
Series B
5.00%, 12/01/17		1,000	1,146,580
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
0.00%, 06/15/15	(ETM) (NPFGC-FGIC)	275	274,159
0.00%, 06/15/15	(NPFGC-FGIC)	305	302,746
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/35	(PR 12/01/16)	1,830	2,041,438
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33	(PR 12/01/16)	1,100	1,227,094
State of Illinois GO
4.00%, 04/01/15		290	298,804
4.00%, 07/01/15		1,000	1,038,970
4.00%, 02/01/18		500	544,475
4.00%, 07/01/18		620	677,592
5.00%, 01/01/15		500	513,690
5.00%, 05/01/16		1,000	1,081,040
5.00%, 01/01/17		1,000	1,101,590
5.00%, 01/01/17	(AGM)	1,000	1,105,380
5.00%, 01/01/18		1,630	1,830,262
5.00%, 08/01/18		1,690	1,915,919
5.00%, 01/01/19	(AGM)	600	684,996

Security		Principal (000s)	Value

First Series
5.50%, 08/01/14	(NPFGC)	$860	$867,680
5.50%, 08/01/15	(SGI-ICR,NPFGC)	370	391,915
State of Illinois RB Federal Grant Revenue
Series A
5.00%, 06/15/15		1,500	1,575,240
Series B
5.00%, 06/15/17	(Call 12/15/16)	1,500	1,668,900
5.00%, 12/15/17	(Call 12/15/16)	500	555,880
State of Illinois RB Miscellaneous Revenue
Series A
5.00%, 12/15/15		1,000	1,073,430
State of Illinois RB Sales Tax Revenue
4.00%, 06/15/15		3,000	3,119,250
5.00%, 06/15/14		150	150,306
5.00%, 06/15/15		500	525,080
5.00%, 06/15/16		500	547,145
5.00%, 06/15/17		680	769,155
State of Illinois Unemployment Compensation Trust Fund RB Appropriations Series B
5.00%, 06/15/18	(Call 12/15/16)	1,080	1,200,701

			44,684,872
INDIANA — 0.50%
Indiana Finance Authority RB Miscellaneous Revenue Series A
5.00%, 02/01/16		775	835,899
Indiana Finance Authority RB Sewer Revenue Series C
3.00%, 10/01/16		1,000	1,050,920
Indiana Finance Authority RB Water Revenue
Series A
4.00%, 02/01/16		265	281,552
5.00%, 02/01/17		1,000	1,117,790
Indianapolis Local Public Improvement Bond Bank RB Water Revenue Series A
5.45%, 01/01/35	(PR 07/01/17)	850	976,429

			4,262,590
KANSAS — 0.25%
Kansas State Department of Transportation RB Highway Revenue Tolls Series A
5.00%, 09/01/16		1,960	2,165,232

			2,165,232
KENTUCKY — 0.33%
Kentucky Public Transportation Infrastructure Authority RB Highway Revenue Tolls
5.00%, 07/01/17		1,000	1,117,360
Kentucky State Property & Buildings Commission RB General Fund
5.25%, 02/01/18		240	276,245
Kentucky State Property & Buildings Commission RB Lease Appropriation
5.00%, 08/01/22	(PR 08/01/15) (AGM)	100	105,616
5.25%, 10/01/14	(AGM)	250	254,240
5.25%, 10/01/15	(AGM)	500	533,150
5.25%, 10/01/16	(AGM)	510	566,564

			2,853,175

257

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

LOUISIANA — 0.87%
State of Louisiana GO
Series A
5.00%, 08/01/14	(NPFGC)	$250	$252,067
5.00%, 08/01/15	(NPFGC)	4,225	4,465,783
5.00%, 10/15/18	(PR 10/15/14) (AMBAC)	1,430	1,456,012
5.25%, 08/01/16	(Call 08/01/15) (NPFGC)	750	794,565
State of Louisiana RB Fuel Sales Tax Revenue Series A
5.00%, 05/01/35	(PR 05/01/15) (NPFGC-FGIC)	380	396,758

			7,365,185
MARYLAND — 4.19%
County of Montgomery GO Series A
5.00%, 07/01/15		500	526,365
Maryland State Department of Transportation RB Transit Revenue
5.00%, 05/01/16		1,000	1,090,430
Maryland State Transportation Authority RB Grant & Revenue Anticipation
5.25%, 03/01/18		1,340	1,553,382
Maryland State Transportation Authority RB Miscellaneous Revenue
5.00%, 03/01/17		1,000	1,119,570
5.25%, 03/01/16		240	260,590
5.25%, 03/01/17		280	315,389
State of Maryland GO
5.00%, 02/15/17	(PR 02/15/15)	1,100	1,137,895
5.00%, 03/01/18		2,000	2,308,100
First Series
5.00%, 03/01/15		2,645	2,741,966
5.00%, 08/01/16	(PR 08/01/14)	675	680,542
5.00%, 03/15/17		390	438,122
5.00%, 03/15/22	(PR 03/15/17)	810	910,375
First Series A
5.00%, 02/15/19	(PR 02/15/15)	260	268,957
5.25%, 03/01/16		250	271,817
Second Series
5.00%, 08/01/14		585	589,855
5.00%, 07/15/15		400	421,820
5.00%, 08/01/16		1,875	2,065,181
5.00%, 07/15/17		1,500	1,703,595
5.00%, 07/15/18		1,000	1,165,680
5.00%, 08/01/19	(PR 08/01/16)	1,415	1,560,915
Second Series A
4.00%, 08/01/15		150	156,741
5.00%, 08/01/14		1,000	1,008,300
5.00%, 08/01/15		700	739,634
5.00%, 08/01/17	(PR 08/01/15)	1,875	1,980,300
Second Series B
5.00%, 08/01/14		1,700	1,714,110
5.00%, 08/01/17		1,000	1,137,290
Second Series C
5.00%, 11/01/16		1,135	1,262,029
Second Series E
4.00%, 08/01/14		100	100,660
5.00%, 08/01/16		1,000	1,101,430
Series A
5.00%, 08/01/18		1,000	1,166,940

Security		Principal (000s)	Value

5.00%, 03/01/19		$2,500	$2,949,050
Series B
4.50%, 08/01/19		1,000	1,165,160

			35,612,190
MASSACHUSETTS — 9.44%
Commonwealth of Massachusetts GO
Series A
5.00%, 08/01/14		3,070	3,095,420
5.00%, 03/01/21	(PR 03/01/15) (AGM)	450	466,096
5.00%, 03/01/22	(PR 03/01/15)	1,325	1,373,230
5.00%, 03/01/23	(PR 03/01/15) (AGM)	575	595,930
5.00%, 03/01/24	(PR 03/01/15) (AGM)	400	414,560
5.00%, 03/01/25	(PR 03/01/15)	1,300	1,347,320
Series B
5.00%, 11/01/14		460	469,416
5.00%, 08/01/15		435	459,121
Series C
5.00%, 09/01/22	(PR 09/01/15)	5,775	6,123,117
5.50%, 12/01/16	(AGM)	1,000	1,127,370
5.50%, 12/01/17	(AGM)	1,720	2,002,132
Series D
4.75%, 08/01/25	(PR 08/01/16)	1,250	1,370,137
5.00%, 08/01/21	(PR 08/01/16)	2,055	2,263,603
5.00%, 08/01/22	(PR 08/01/16)	715	787,580
Series E
5.00%, 11/01/24	(PR 11/01/16) (AMBAC)	265	294,545
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/16		1,500	1,650,660
5.00%, 04/01/18		3,500	4,042,745
Series B
5.00%, 08/01/16		720	792,317
5.00%, 08/01/18		1,000	1,166,350
5.00%, 08/01/23	(PR 08/01/14)	2,200	2,217,732
5.25%, 08/01/16		500	552,920
Series C
5.00%, 01/01/15		2,000	2,056,800
5.00%, 05/01/16		1,025	1,116,512
5.00%, 09/01/16	(Call 09/01/15)	715	757,564
5.00%, 09/01/21	(PR 09/01/15)	715	758,100
5.00%, 09/01/24	(PR 09/01/15)	500	530,140
5.00%, 09/01/25	(PR 09/01/15)	1,630	1,728,256
5.50%, 11/01/14	(NPFGC-FGIC)	1,410	1,441,824
5.50%, 11/01/15		575	617,544
Series D
5.50%, 11/01/16		500	561,675
5.50%, 10/01/17		2,000	2,314,540
Series E
5.00%, 11/01/23	(PR 11/01/16) (AMBAC)	500	555,745
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.50%, 06/01/15	(NPFGC-FGIC)	1,480	1,558,899
5.50%, 06/01/16	(NPFGC-FGIC)	250	275,718
Commonwealth of Massachusetts SO Miscellaneous Revenue
5.00%, 12/15/14	(AGM)	1,110	1,139,137

258

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
4.75%, 07/01/34	(PR 07/01/15)	$1,300	$1,363,999
5.00%, 07/01/31	(PR 07/01/15)	2,065	2,172,256
5.00%, 07/01/34	(PR 07/01/14)	2,400	2,409,984
5.25%, 07/01/17	(PR 07/01/14)	500	502,185
Series C
5.00%, 07/01/31	(PR 07/01/18)	1,000	1,166,750
5.00%, 07/01/34	(PR 07/01/18)	1,000	1,166,750
5.50%, 07/01/15		1,450	1,534,651
5.50%, 07/01/16		1,005	1,114,485
5.50%, 07/01/18		1,700	2,013,021
Massachusetts Municipal Wholesale Electric Co. RB Nuclear Revenue Series A
5.00%, 07/01/15		375	394,477
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/14	(AGM)	1,530	1,545,545
5.00%, 08/15/15	(AGM)	390	412,792
5.00%, 08/15/22	(PR 08/15/15) (AGM)	5,000	5,289,800
Series B
5.00%, 08/15/17		500	568,695
5.00%, 08/15/18		1,500	1,749,375
Massachusetts State Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 01/01/15		1,000	1,028,280
5.00%, 01/01/17		370	411,107
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 12
5.25%, 08/01/17		1,000	1,145,130
Series A
5.25%, 08/01/14		535	539,665
5.25%, 08/01/15		1,000	1,059,540
5.25%, 08/01/16		250	276,707
Massachusetts Water Resources Authority RB General Revenue
Series A
4.00%, 08/01/17		1,000	1,104,680
5.00%, 08/01/31	(PR 08/01/16) (AMBAC)	2,000	2,203,020
Series J
5.25%, 08/01/16		1,000	1,106,640

			80,304,289
MICHIGAN — 1.04%
Michigan Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/14		1,000	1,004,210
5.00%, 07/01/15		750	789,548
5.00%, 07/01/16		1,175	1,288,975
5.00%, 01/01/17		1,000	1,113,280
5.00%, 07/01/17		1,250	1,414,212
5.00%, 07/01/19		1,000	1,182,600
State of Michigan GO
5.50%, 12/01/14		2,000	2,054,080

			8,846,905

Security		Principal (000s)	Value

MINNESOTA — 1.70%
Minnesota Public Facilities Authority RB Water Revenue Series B
5.00%, 03/01/18		$660	$761,673
Southern Minnesota Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 01/01/15	(AMBAC)	1,020	1,050,151
5.25%, 01/01/17		715	798,419
State of Minnesota GO
5.00%, 08/01/14		500	504,150
5.00%, 10/01/15		500	532,180
5.00%, 08/01/16		775	853,609
5.00%, 08/01/17		1,635	1,859,469
Series A
5.00%, 08/01/15		1,000	1,056,620
5.00%, 10/01/15		1,075	1,144,187
5.00%, 10/01/16		1,000	1,108,450
Series D
5.00%, 08/01/14		1,300	1,310,790
5.00%, 08/01/15		200	211,324
5.00%, 08/01/18		500	583,470
Series F
5.00%, 10/01/18		1,000	1,171,620
Series H
5.00%, 11/01/14		400	408,204
State of Minnesota RB Lease Appropriation Series B
5.00%, 03/01/17		1,000	1,120,350

			14,474,666
MISSISSIPPI — 0.18%
State of Mississippi GO
Series A
5.25%, 11/01/14		150	153,222
5.50%, 12/01/14		275	282,409
5.50%, 12/01/15		1,000	1,079,040

			1,514,671
MISSOURI — 0.40%
Missouri Highway & Transportation Commission RB Fuel Sales Tax Revenue
5.00%, 02/01/18		250	287,725
5.00%, 02/01/19		550	647,213
Missouri Highway & Transportation Commission RB Highway Revenue Tolls
5.00%, 05/01/16		500	545,315
5.00%, 05/01/19		1,000	1,183,640
Missouri Highway & Transportation Commission RB Sales Tax Revenue
5.00%, 05/01/17		690	778,665

			3,442,558
NEBRASKA — 0.13%
Omaha Public Power District RB Electric Power & Light Revenues Series A
5.00%, 02/01/16		1,000	1,078,930

			1,078,930

259

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

NEVADA — 1.29%
Clark County RB Port Airport & Marina Revenue Series D
5.00%, 07/01/16		$90	$98,295
Clark County School District GOL
Series A
4.00%, 06/15/16	(AMBAC)	1,000	1,072,910
5.00%, 06/15/16	(PR 06/15/14) (AGM)	400	400,792
Series C
5.00%, 06/15/22	(PR 12/15/15) (AGM)	560	601,222
5.00%, 06/15/23	(PR 12/15/15) (AGM)	2,100	2,254,581
Series D
5.00%, 06/15/23	(PR 12/15/14) (NPFGC)	450	461,812
State of Nevada GOL Series A
5.00%, 02/01/15		1,000	1,032,340
State of Nevada RB Miscellaneous Revenue
5.00%, 06/01/16		2,500	2,733,300
5.00%, 12/01/17		2,000	2,293,040

			10,948,292
NEW JERSEY — 6.90%
Garden State Preservation Trust RB Sales Tax Revenue
Series A
5.80%, 11/01/22	(PR 11/01/15) (AGM)	1,800	1,942,884
Series B
6.38%, 11/01/15	(NPFGC)	2,200	2,391,796
Series C
5.13%, 11/01/16	(AGM)	1,250	1,393,875
New Jersey Building Authority RB Lease Appropriation
Series A
5.00%, 06/15/17		750	842,528
Series W
5.00%, 03/01/17		520	580,688
New Jersey Economic Development Authority RB Appropriations Series NN
5.00%, 03/01/19		1,500	1,732,785
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series A
5.00%, 05/01/15		400	417,728
5.00%, 05/01/18		1,125	1,282,489
5.25%, 07/01/15	(Call 07/01/14) (NPFGC)	1,000	1,004,350
Series DD
5.00%, 12/15/16		1,000	1,108,640
5.00%, 12/15/17		1,050	1,192,202
Series EE
5.00%, 09/01/15		1,000	1,060,240
5.00%, 09/01/17		1,500	1,689,795
5.00%, 09/01/18		2,220	2,552,378
Series GG
5.00%, 09/01/17	(SAP)	795	895,591
Series W
5.00%, 03/01/16		1,670	1,808,543

Security		Principal (000s)	Value

New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/15		$590	$617,435
5.00%, 06/15/16		500	542,445
5.00%, 06/15/17		1,000	1,116,920
5.00%, 06/15/18		250	284,510
5.38%, 06/15/15	(ETM)	800	843,496
5.50%, 06/15/16	(ETM)	200	221,048
New Jersey Educational Facilities Authority RB College & University Revenue Series B
4.50%, 07/01/37	(PR 07/01/16)	675	733,172
New Jersey Highway Authority RB Highway Revenue
5.50%, 01/01/15	(ETM) (FGIC,GOI)	250	257,848
New Jersey Sports & Exposition Authority RB Recreational Revenue Series B
5.00%, 09/01/18	(SAP)	1,000	1,149,720
New Jersey Transit Corp. COP Lease Appropriation Series A
5.25%, 09/15/14	(AMBAC)	520	527,649
New Jersey Transit Corp. COP Lease Revenue Series A
5.50%, 09/15/14	(AMBAC)	700	710,808
New Jersey Transportation Trust Fund Authority RB Appropriations Series A
5.00%, 06/15/18		3,070	3,525,281
New Jersey Transportation Trust Fund Authority RB Fuel Sales Tax Revenue
Series B
5.25%, 12/15/15	(AMBAC)	1,010	1,087,730
5.25%, 12/15/16	(PR 12/15/15) (NPFGC)	550	592,675
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls Series A
5.75%, 06/15/15	(ETM)	200	211,654
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series B
4.00%, 06/15/14		150	150,243
5.25%, 12/15/14	(NPFGC)	1,125	1,156,061
5.50%, 12/15/16	(NPFGC)	1,450	1,629,321
5.50%, 12/15/17	(NPFGC)	500	578,645
New Jersey Transportation Trust Fund Authority RB Transit Revenue
5.00%, 06/15/19	(PR 06/15/15) (AGM)	145	152,288
Series A
5.50%, 12/15/14	(AMBAC)	1,000	1,028,970
5.50%, 12/15/15	(AMBAC)	800	864,640
5.50%, 12/15/16	(AGM)	500	561,835
Series C
5.25%, 06/15/15	(ETM) (NPFGC)	1,950	2,053,486
5.25%, 06/15/16	(PR 06/15/15) (FGIC)	135	142,136
5.25%, 06/15/17	(PR 06/15/15) (NPFGC)	1,505	1,584,554
5.25%, 06/15/18	(PR 06/15/15) (FGIC)	785	826,495
5.50%, 12/15/15	(AGM)	400	432,452
5.50%, 12/15/16	(AGM)	375	421,376
5.50%, 12/15/17		1,505	1,741,721
Series D
5.00%, 06/15/16	(PR 06/15/15) (AGM)	1,000	1,050,260
5.00%, 06/15/17	(PR 06/15/15) (AMBAC)	2,000	2,100,520

260

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

State of New Jersey GO
5.00%, 08/01/15		$660	$697,079
Series H
5.25%, 07/01/14		1,175	1,180,229
5.25%, 07/01/15		500	527,495
5.25%, 07/01/16		500	550,325
Series L
5.25%, 07/15/15	(AMBAC)	1,265	1,336,991
5.25%, 07/15/17	(AMBAC)	1,300	1,478,282
Series Q
5.00%, 08/15/15		2,000	2,115,980

			58,680,287
NEW MEXICO — 1.14%
New Mexico Finance Authority RB Federal Grant Revenue
5.00%, 06/15/18		2,000	2,322,900
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.13%, 06/15/17	(PR 06/15/14)	800	801,624
5.25%, 06/15/15	(NPFGC)	770	810,956
5.25%, 06/15/19	(PR 06/15/14) (NPFGC)	700	701,456
5.25%, 06/15/21	(PR 06/15/14) (NPFGC)	3,150	3,156,552
State of New Mexico RB Miscellaneous Taxes
5.00%, 07/01/15		1,775	1,868,596

			9,662,084
NEW YORK — 16.89%
City of New York GO
5.00%, 08/01/18		1,250	1,447,825
Series A-1
4.00%, 08/01/14		400	402,640
5.00%, 08/01/14		2,665	2,687,119
5.00%, 08/15/16		795	875,653
5.00%, 08/01/17		400	453,496
Series B
5.00%, 08/01/14		1,030	1,038,549
5.00%, 08/01/15		2,500	2,641,050
5.00%, 08/01/18		2,465	2,855,111
Series B-1
5.00%, 09/01/15		500	530,165
Series C
5.00%, 08/01/14		295	297,449
5.00%, 08/01/14	(ETM) (CIFG)	80	80,658
5.00%, 08/01/14	(CIFG)	195	196,605
5.00%, 08/01/16		940	1,033,840
5.00%, 08/01/17		1,000	1,133,740
5.25%, 08/01/16		350	386,827
Series D
5.00%, 08/01/15		125	132,053
Series E
4.00%, 08/01/14		400	402,640
5.00%, 08/01/15		1,055	1,114,523
Series F-1
5.00%, 09/01/16	(Call 09/01/15)	235	248,990
5.25%, 09/01/14	(ETM)	10	10,129
5.25%, 09/01/14		280	283,640

Security		Principal (000s)	Value

Series G
5.00%, 08/01/14		$1,500	$1,512,450
5.00%, 08/01/15		1,010	1,066,984
5.00%, 08/01/18		1,390	1,609,981
Series I
5.00%, 08/01/14		350	352,905
5.00%, 08/01/16		1,200	1,319,796
5.00%, 08/01/17		1,300	1,473,862
5.00%, 08/01/18		1,400	1,621,564
Series I-1
5.00%, 08/01/16		1,000	1,099,830
5.00%, 02/01/17		365	407,373
5.00%, 08/01/17		1,150	1,303,801
5.00%, 08/01/18		1,295	1,499,947
Series J
5.00%, 08/01/16		2,000	2,199,660
Long Island Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 05/01/15		1,500	1,565,865
5.00%, 12/01/16	(Call 06/01/16) (AGM)	300	325,389
Series B
5.25%, 04/01/19		250	289,900
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue
Series A
4.75%, 04/01/28	(PR 10/01/15) (FGIC)	2,760	2,928,222
5.00%, 04/01/23	(PR 10/01/15)	325	345,894
5.00%, 04/01/29	(PR 10/01/14) (AGM)	3,300	3,353,823
5.25%, 04/01/23	(PR 10/01/14) (AGM)	1,075	1,093,436
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series A
5.75%, 07/01/16	(SAP)	200	222,606
5.75%, 01/01/18	(SAP)	385	450,000
5.75%, 07/01/18	(AGM)	30	35,638
Series D
5.00%, 11/15/17		215	246,018
Metropolitan Transportation Authority RB Transit Revenue
Series A
5.50%, 11/15/14	(AMBAC)	2,430	2,489,705
Series B
5.00%, 11/15/25	(PR 11/15/15) (AMBAC)	3,150	3,370,311
Series D
4.00%, 11/15/15		2,610	2,754,072
5.00%, 11/15/16		1,000	1,110,720
Series F
5.00%, 11/15/17		500	572,135
New York City Municipal Water Finance Authority RB Sewer Revenue Series B
5.00%, 06/15/14	(ETM) (AGM)	340	340,690
New York City Municipal Water Finance Authority RB Water Revenue
Series CC-2
5.00%, 06/15/18	(Call 12/15/16)	700	782,313
Series EE
5.00%, 06/15/16		410	448,290
5.00%, 06/15/17		200	226,082
New York City Transitional Finance Authority RB Income Tax Revenue
Series A
5.00%, 11/01/16		750	832,912

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

5.00%, 11/01/17		$775	$888,142
Series A-1
5.00%, 11/01/14		620	632,735
Series B
5.00%, 11/01/15	(ETM)	235	250,538
5.00%, 11/01/15		570	609,125
5.00%, 02/01/16		1,900	2,049,416
Series D
5.00%, 11/01/15	(ETM)	100	106,612
5.00%, 11/01/15		815	870,942
Series E
5.00%, 11/01/15		1,000	1,068,640
5.00%, 11/01/17		200	229,198
5.00%, 11/01/18		1,515	1,778,201
New York City Transitional Finance Authority RB Miscellaneous Taxes
5.00%, 11/01/15		1,255	1,341,143
Series A-1
5.00%, 11/01/14		675	688,864
New York City Transitional Finance Authority RB Sales Tax Revenue Series A-2
5.00%, 11/01/17	(Call 11/01/15)	605	645,257
New York City Trust for Cultural Resources RB Miscellaneous Revenue Series C
5.75%, 12/01/16		275	308,539
New York Local Government Assistance Corp. RB Miscellaneous Revenue
Series A-5/6
5.00%, 04/01/18		435	504,600
5.50%, 04/01/19		400	481,620
New York Local Government Assistance Corp. RB Sales Tax Revenue Series A
5.00%, 04/01/15		1,285	1,337,775
New York Municipal Bond Bank Agency RB Miscellaneous Revenue Series A
4.00%, 12/01/15	(SAW)	2,750	2,906,227
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/15		300	315,615
5.00%, 07/01/16		385	420,316
Series A
4.00%, 05/15/18		1,000	1,118,670
5.50%, 05/15/17	(NPFGC-FGIC)	275	312,656
New York State Dormitory Authority RB Income Tax Revenue
Series A
5.00%, 03/15/16		555	601,503
5.00%, 02/15/17		1,000	1,119,680
5.00%, 02/15/19		1,000	1,174,690
Series B
5.00%, 03/15/15		2,250	2,337,075
Series C
5.00%, 03/15/15		1,240	1,287,988
Series D
5.00%, 06/15/16		1,040	1,138,249
Series E
5.00%, 02/15/15		1,300	1,345,045
Series F
5.00%, 03/15/22	(PR 03/15/15) (AGM)	345	358,051
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15	(NPFGC-FGIC)	435	457,642
5.00%, 07/01/17		500	564,375
Series A
4.00%, 05/15/17		350	384,716
5.00%, 05/15/17		250	282,115

Security		Principal (000s)	Value

5.25%, 05/15/15		$160	$167,154
New York State Environmental Facilities Corp. RB Water Revenue
5.00%, 06/15/18		1,500	1,747,380
Series A
5.00%, 06/15/17		1,500	1,700,475
New York State Thruway Authority RB Federal Grant Revenue
Series B
5.00%, 04/01/18	(PR 10/01/15) (AMBAC)	265	282,037
5.00%, 04/01/18	(Call 10/01/15) (AMBAC)	1,735	1,845,572
New York State Thruway Authority RB Highway Revenue Tolls
Series A
5.00%, 05/01/19		10,685	12,470,570
Series B
5.00%, 04/01/15	(AGM)	2,080	2,162,826
5.00%, 04/01/16	(Call 10/01/15) (NPFGC-FGIC)	1,990	2,118,315
Series F
5.00%, 01/01/16	(PR 01/01/15) (AMBAC)	195	200,550
5.00%, 01/01/16	(Call 01/01/15) (AMBAC)	805	827,041
Series H
5.00%, 01/01/17	(NPFGC)	325	361,462
New York State Thruway Authority RB Income Tax Revenue
Series A
5.00%, 03/15/16		1,330	1,441,441
5.00%, 03/15/17		190	213,072
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/15		365	379,753
5.00%, 04/01/17		720	807,545
Series A
4.00%, 04/01/15		265	273,499
Series B
5.00%, 04/01/15		780	811,668
5.00%, 04/01/16		1,395	1,513,742
5.00%, 04/01/18		1,710	1,972,382
New York State Urban Development Corp. RB Income Tax Revenue
5.00%, 12/15/17		400	459,904
5.00%, 03/15/19		3,500	4,119,185
Series A
5.00%, 03/15/16		2,025	2,194,675
5.00%, 03/15/17		455	510,929
5.00%, 03/15/18		1,850	2,134,326
Series A-1
5.00%, 12/15/16		1,085	1,210,122
New York State Urban Development Corp. RB Miscellaneous Revenue
Series A
5.00%, 01/01/18	(AGM)	1,125	1,290,409
Series B
5.00%, 01/01/15		750	771,345
5.00%, 01/01/17		170	189,492
Series D
5.00%, 01/01/15		2,250	2,314,035
5.00%, 01/01/16		510	548,408
5.25%, 01/01/17		200	224,214
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue Series 179
5.00%, 12/01/18		500	584,950
State of New York GO
Series C

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

3.00%, 02/01/15		$225	$229,284
5.00%, 04/15/15		300	312,951
5.00%, 04/15/16	(Call 04/15/15)	1,000	1,042,400
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
Series A
5.00%, 11/15/20	(PR 05/15/18) (GOI)	400	466,488
Series B
5.00%, 11/15/16		1,000	1,110,590
5.00%, 11/15/18		810	948,040
5.25%, 11/15/14	(GOI)	1,500	1,535,460
Series B3
5.00%, 11/15/38	(Call 11/15/15) (GOI)	500	533,640
Utility Debt Securitization Authority RB Electric Power & Light Revenues
Series TE
5.00%, 12/15/16	(Call 12/15/14)	1,000	1,026,280
5.00%, 06/15/18	(Call 06/15/16)	750	819,517
5.00%, 12/15/18	(Call 12/15/16)	250	278,598

			143,572,562
NORTH CAROLINA — 3.14%
County of Mecklenburg GO
Series C
5.00%, 03/01/15		2,140	2,218,452
5.00%, 03/01/18		500	577,025
County of Wake GO
4.50%, 03/01/24	(PR 03/01/17)	800	886,304
5.00%, 03/01/16		350	379,015
5.00%, 03/01/19		1,235	1,456,831
Series D
4.00%, 02/01/17		1,325	1,447,178
North Carolina Eastern Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 01/01/15		500	514,020
5.00%, 01/01/16		350	375,546
5.25%, 01/01/19	(Call 01/01/18) (AGM)	1,000	1,144,380
North Carolina Municipal Power Agency No. 1 RB Electric Power & Light Revenues
Series A
5.00%, 01/01/15		500	514,110
5.00%, 01/01/18		1,000	1,141,690
5.25%, 01/01/15		250	257,423
State of North Carolina GO
Series A
4.00%, 03/01/24	(PR 03/01/15)	620	637,552
5.00%, 03/01/15		2,325	2,410,234
5.00%, 03/01/16		1,400	1,516,060
5.00%, 09/01/16		285	314,911
5.00%, 03/01/17		1,445	1,621,160
Series B
5.00%, 04/01/16		1,585	1,722,372
5.00%, 06/01/18		1,000	1,161,980
Series C
5.00%, 05/01/18		1,140	1,321,682
Series E
5.00%, 05/01/18		2,400	2,782,488
State of North Carolina RB Transit Revenue
5.00%, 03/01/17		1,000	1,118,020
5.00%, 03/01/18		1,000	1,147,520

			26,665,953

Security		Principal (000s)	Value

OHIO — 0.25%
City of Columbus GO Series A
4.00%, 06/01/14		$1,000	$1,000,110
State of Ohio GO Series A
5.00%, 09/15/16		1,000	1,106,200

			2,106,310
OKLAHOMA — 0.24%
Oklahoma Capital Improvement Authority RB Appropriations Series C
1.00%, 06/01/14		150	150,003
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/18		100	115,757
Oklahoma Turnpike Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/17		275	306,455
5.00%, 01/01/18		1,290	1,479,178

			2,051,393
OREGON — 0.45%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/14	(NPFGC)	1,550	1,550,217
5.00%, 06/15/18		1,000	1,160,630
Tri-County Metropolitan Transportation District RB Miscellaneous Taxes
5.00%, 11/01/18	(Call 05/01/17)	1,000	1,122,640

			3,833,487
PENNSYLVANIA — 3.90%
City of Philadelphia RB Water & Wastewater Revenue
Series A
5.00%, 06/15/14		1,500	1,503,045
Series C
5.00%, 08/01/17	(AGM)	450	510,287
Commonwealth of Pennsylvania GO
5.00%, 07/01/15		725	763,229
First Series
4.00%, 06/01/14		940	940,103
4.00%, 09/01/16		750	811,425
5.00%, 07/01/18		400	464,596
5.00%, 11/15/18		900	1,054,449
Second Series
5.00%, 01/01/15		1,000	1,028,580
5.00%, 03/01/16		700	757,645
5.00%, 03/01/17		1,000	1,120,350
5.00%, 10/15/17		1,000	1,142,520
5.00%, 01/01/18	(PR 01/01/16)	500	537,820
5.00%, 01/01/19	(PR 01/01/16)	210	225,884
5.00%, 03/01/19	(PR 03/01/17)	1,310	1,469,191
5.00%, 01/01/21	(PR 01/01/16)	615	661,519
Series A
5.00%, 02/15/16		1,000	1,080,700
5.00%, 05/01/18		3,500	4,048,030
Third Series
5.00%, 09/01/14	(AGM)	2,600	2,632,110

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

5.00%, 07/15/17		$225	$255,094
5.38%, 07/01/16	(NPFGC)	720	795,607
5.38%, 07/01/17		355	406,049
5.38%, 07/01/17	(AGM)	500	571,900
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/14		1,725	1,730,779
4.00%, 01/01/17		1,700	1,852,235
5.00%, 07/01/15		2,100	2,210,733
5.00%, 07/01/17		1,500	1,700,520
5.00%, 01/01/18		1,000	1,147,410
5.00%, 07/01/18		1,000	1,162,810
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/16		500	546,895

			33,131,515
RHODE ISLAND — 0.17%
Rhode Island Economic Development Corp. SO Grant Anticipation
5.00%, 06/15/16	(NPFGC-FGIC)	1,320	1,435,104

			1,435,104
SOUTH CAROLINA — 0.59%
South Carolina State Public Service Authority RB Electric Power & Light Revenues
Series E
5.00%, 01/01/16		925	993,126
5.00%, 01/01/17		285	316,817
South Carolina Transportation Infrastructure Bank RB Transit Revenue Series B
5.25%, 10/01/14	(AMBAC)	2,000	2,034,180
State of South Carolina GO
Series A
4.00%, 06/01/14		1,000	1,000,110
5.00%, 06/01/18		555	644,422

			4,988,655
TENNESSEE — 1.13%
City of Memphis GO
5.00%, 10/01/15	(NPFGC)	500	532,040
5.25%, 10/01/17	(NPFGC)	400	459,760
City of Memphis RB Electric Power & Light Revenues
5.00%, 12/01/14		400	409,792
5.00%, 12/01/15		1,030	1,103,686
5.00%, 12/01/17		1,015	1,163,342
County of Shelby GO
Series A
5.00%, 04/01/15	(AMBAC)	985	1,024,991
5.00%, 04/01/15	(ETM) (AMBAC)	15	15,607
Metropolitan Government of Nashville & Davidson County GO
5.00%, 01/01/20	(PR 01/01/18)	500	574,090
5.00%, 01/01/23	(PR 01/01/18)	1,025	1,176,885
5.00%, 01/01/25	(PR 01/01/18)	280	321,490
Series A
5.00%, 07/01/18		1,500	1,742,895
State of Tennessee GO Series A
4.00%, 08/01/17		1,000	1,105,960

			9,630,538

Security		Principal (000s)	Value

TEXAS — 6.58%
Alvin Independent School District GO Series B
3.00%, 02/15/36	(Call 08/15/17) (PSF)	$1,000	$1,066,550
City of Dallas GOL
Series A
5.00%, 02/15/18	(ETM)	5	5,766
5.00%, 02/15/18		1,970	2,268,002
City of Dallas RB Water Revenue
5.00%, 10/01/14	(AMBAC)	500	508,195
5.00%, 10/01/16	(AMBAC)	600	664,698
City of Houston GOL
Series A
5.00%, 03/01/17		1,250	1,400,438
5.00%, 03/01/18		1,000	1,151,510
City of Houston RB Sewer Revenue Series E
5.00%, 11/15/16		500	556,210
City of Houston RB Utility Revenue Series E
5.00%, 11/15/14		1,950	1,993,426
City of Houston RB Water Revenue Series C
5.00%, 11/15/18		1,950	2,282,787
City of San Antonio RB Electric Power & Light Revenues
5.00%, 02/01/16		1,000	1,078,930
5.00%, 02/01/18	(Call 02/01/17)	1,475	1,649,124
5.38%, 02/01/15		1,000	1,035,130
Series A
4.40%, 02/01/21	(PR 02/01/15)	525	539,564
5.00%, 02/01/24	(PR 02/01/16)	1,225	1,321,408
5.00%, 02/01/25	(PR 02/01/16)	1,375	1,483,213
Series D
5.00%, 02/01/18		1,000	1,150,040
Clear Creek Independent School District GO Series B
3.00%, 02/15/35	(Call 08/14/17) (PSF,GTD)	2,000	2,127,880
County of Harris RB Highway Revenue Tolls Series B-1
5.00%, 08/15/14		2,000	2,020,180
Cypress-Fairbanks Independent School District GO Series B-3
2.00%, 02/15/44	(Call 08/15/15) (PSF)	1,000	1,017,890
Dallas-Fort Worth International Airport RB Port Airport & Marina Revenue
Series A
5.00%, 11/01/15		1,500	1,599,405
5.00%, 11/01/16		285	315,603
Lower Colorado River Authority RB Electric Power & Light Revenues
5.00%, 05/15/15		250	261,495
5.25%, 01/01/15	(ETM)	865	890,621
North East Independent School District GO
5.00%, 08/01/33	(PR 08/01/14) (PSF)	2,250	2,268,517
North Texas Tollway Authority RB Highway Revenue Tolls
Series A
4.50%, 01/01/38	(PR 01/01/15) (AGM)	540	553,462

264

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

5.00%, 01/01/35	(PR 01/01/15) (AGM)	$1,105	$1,135,918
State of Texas GO
5.00%, 10/01/15		750	798,533
Series B
5.00%, 10/01/17		800	914,648
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/14		170	170,716
5.00%, 07/01/15		1,400	1,474,130
5.00%, 01/01/16		680	731,551
5.00%, 07/01/16	(PR 01/01/16)	1,240	1,332,975
5.00%, 07/01/17	(PR 01/01/16)	880	945,982
Series B
4.00%, 01/01/18	(Call 07/01/16)	1,000	1,073,690
4.00%, 07/01/18	(Call 01/01/16)	1,000	1,056,200
4.00%, 01/01/19	(Call 07/01/15)	2,500	2,599,100
5.00%, 07/01/18	(PR 07/01/15)	1,000	1,052,050
Texas State Transportation Commission RB Fuel Sales Tax Revenue
Series A
4.50%, 04/01/15		275	285,040
4.50%, 04/01/16		785	845,853
5.00%, 04/01/18	(PR 04/01/16)	500	543,525
Texas State Transportation Commission RB Highway Revenue Tolls
5.00%, 04/01/16		1,955	2,124,440
Series A
5.00%, 04/01/17		250	281,265
Series B
1.25%, 08/15/42	(Call 02/15/15)	1,000	1,004,210
Texas Water Development Board RB Water Revenue Series B
5.00%, 07/15/17	(PR 07/15/14)	1,035	1,041,282
Texas State Transportation Commission RB Highway Revenue Tolls Series A
5.00%, 04/01/19		2,000	2,361,720
University of Texas System Board of Regents RB College & University Revenue
Series B
4.75%, 07/01/30	(PR 07/01/14)	1,000	1,003,970
5.00%, 08/15/18		1,675	1,954,976

			55,941,818
UTAH — 1.27%
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/14		375	376,571
5.00%, 07/01/18		2,250	2,604,532
State of Utah GO
Series A
5.00%, 07/01/14		1,230	1,235,191
5.00%, 07/01/15		1,000	1,052,730
5.00%, 07/01/16		500	548,945
5.00%, 07/01/17		895	1,015,521
5.00%, 07/01/18		1,000	1,164,990
5.00%, 07/01/20	(PR 07/01/18)	330	384,737
Series C
5.00%, 07/01/14		1,000	1,004,220
5.00%, 07/01/15		545	573,738
Utah Transit Authority RB Sales Tax Revenue
Series B
4.50%, 06/15/33	(PR 12/15/15) (AGM)	455	484,702

Security		Principal (000s)	Value

4.75%, 06/15/35	(PR 12/15/15) (AGM)	$350	$374,304

			10,820,181
VIRGINIA — 1.07%
Commonwealth of Virginia GO Series D
5.00%, 06/01/18		1,365	1,587,263
County of Fairfax GO
Series B
4.00%, 04/01/19	(SAW)	500	566,470
Series C
5.00%, 10/01/17		1,500	1,715,760
Virginia Commonwealth Transportation Board RB Miscellaneous Revenue
5.00%, 10/01/14		780	792,776
Virginia Public School Authority RB Miscellaneous Revenue
Series B
5.25%, 08/01/14		925	933,038
5.25%, 08/01/15		1,925	2,039,153
Series C
5.00%, 08/01/17	(SAW)	250	283,915
5.00%, 08/01/18		1,000	1,164,700

			9,083,075
WASHINGTON — 3.31%
City of Seattle RB Electric Power & Light Revenues Series B
5.00%, 02/01/15		1,250	1,290,775
County of King RB Sewer Revenue Series B
5.00%, 01/01/16		1,000	1,075,140
Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/14		900	903,780
5.00%, 07/01/15		435	457,938
5.00%, 07/01/17		1,500	1,699,035
5.00%, 07/01/18		1,000	1,162,370
5.25%, 07/01/16		900	992,574
5.25%, 07/01/16	(NPFGC)	190	209,543
5.25%, 07/01/18		1,100	1,289,607
5.50%, 07/01/14		1,660	1,667,686
5.50%, 07/01/15		1,445	1,529,027
Series C
5.00%, 07/01/14		800	803,360
5.00%, 07/01/16		735	806,787
5.25%, 07/01/16	(NPFGC)	125	137,858
Energy Northwest RB Nuclear Revenue
5.00%, 07/01/18		1,000	1,162,370
State of Washington GO
5.00%, 01/01/16		1,810	1,946,311
Series A
5.00%, 07/01/15		300	315,819
Series R-2006A
5.00%, 07/01/15	(AMBAC)	600	631,638
Series R-2010A
5.00%, 01/01/15		750	771,435
5.00%, 01/01/17		150	167,117
Series R-2011C
5.00%, 07/01/16		1,000	1,097,890
5.00%, 07/01/17		650	736,034

265

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

May 31, 2014

Security		Principal (000s)	Value

5.00%, 07/01/18		$1,100	$1,277,639
Series R-2012A
5.00%, 07/01/14		1,000	1,004,210
Series R-2013C
5.00%, 07/01/18		2,000	2,322,980
Series S-5
0.00%, 01/01/17	(NPFGC-FGIC)	375	366,862
State of Washington RB Appropriations
5.00%, 09/01/18		500	579,125
State of Washington RB Federal Grant Revenue
5.00%, 09/01/17		1,000	1,133,750
Washington State Public Power Supply System RB Electric Power & Light Revenues Series B
7.13%, 07/01/16	(NPFGC)	500	569,895

			28,108,555
WISCONSIN — 1.07%
State of Wisconsin GO
Series 1
4.00%, 05/01/15		2,375	2,459,360
5.00%, 05/01/15	(NPFGC)	860	898,442
5.00%, 05/01/16	(AMBAC)	100	109,022
5.00%, 05/01/18	(AMBAC)	1,535	1,777,284
Series A
5.00%, 05/01/16	(NPFGC-FGIC)	1,970	2,147,734
State of Wisconsin RB Miscellaneous Revenue
Series 1
5.00%, 07/01/15		100	105,239
5.00%, 07/01/16		250	274,085
Wisconsin Department of Transportation RB Miscellaneous Revenue Series I
5.00%, 07/01/18	(NPFGC-FGIC)	1,140	1,327,097

			9,098,263

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $839,623,521)			846,227,976

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.12%

MONEY MARKET FUNDS — 0.12%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	1,011	$1,011,265

		1,011,265

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,011,265)		1,011,265

TOTAL INVESTMENTS IN SECURITIES — 99.65%
(Cost: $840,634,786)		847,239,241
Other Assets, Less Liabilities — 0.35%		2,966,186

NET ASSETS — 100.00%		$850,205,427

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

SO  —  Special Obligation

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

CIFG  —  CDC Assurance N.A. Inc.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

SGI  —  Syncora Guarantee Inc.

SGI  —  ICR  —  Syncora Guarantee Inc.  —  Insured Custodial Receipts

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

266

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF
10+ Year Credit Bond
1-3 Year Credit Bond
1-3 Year Treasury Bond
3-7 Year Treasury Bond
7-10 Year Treasury Bond
10-20 Year Treasury Bond
20+ Year Treasury Bond
Agency Bond
California AMT-Free Muni Bond
Core Long-Term USD Bond[a]
Core U.S. Aggregate Bond [b]
Core U.S. Credit Bond[c]
Government/Credit Bond iBoxx $ High Yield Corporate Bond iBoxx $ Investment Grade Corporate Bond
Intermediate Credit Bond
Intermediate Government/Credit Bond
MBS
National AMT-Free Muni Bond
New York AMT-Free Muni Bond
Short Treasury Bond
Short-Term National AMT-Free Muni Bond

[a]	Formerly the iShares Core Long-Term U.S. Bond ETF.
[b]	Formerly the iShares Core Total U.S. Bond Market ETF.
[c]	Formerly the iShares Credit Bond ETF.

267

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

268

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of May 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

10+ Year Credit Bond
Assets:
Corporate Bonds & Notes	$—	$379,361,378	$—	$379,361,378
Foreign Agency Obligations	—	24,457,276	—	24,457,276
Foreign Government Obligations	—	56,352,610	—	56,352,610
Money Market Funds	35,032,787	—	—	35,032,787

	$35,032,787	$460,171,264	$—	$495,204,051

1-3 Year Credit Bond
Assets:
Corporate Bonds & Notes	$—	$10,537,125,932	$—	$10,537,125,932
Foreign Agency Obligations	—	1,957,116,196	—	1,957,116,196
Foreign Government Obligations	—	308,330,640	—	308,330,640
Municipal Debt Obligations	—	21,943,367	—	21,943,367
Money Market Funds	414,936,633	—	—	414,936,633

	$414,936,633	$12,824,516,135	$—	$13,239,452,768

1-3 Year Treasury Bond
Assets:
U.S. Government Obligations	$—	$7,825,052,620	$—	$7,825,052,620
Money Market Funds	162,314,962	—	—	162,314,962

	$162,314,962	$7,825,052,620	$—	$7,987,367,582

3-7 Year Treasury Bond
Assets:
U.S. Government Obligations	$—	$3,044,270,466	$—	$3,044,270,466
Money Market Funds	1,383,835,877	—	—	1,383,835,877

	$1,383,835,877	$3,044,270,466	$—	$4,428,106,343

7-10 Year Treasury Bond
Assets:
U.S. Government Obligations	$—	$9,663,068,487	$—	$9,663,068,487
Money Market Funds	2,720,853,894	—	—	2,720,853,894

	$2,720,853,894	$9,663,068,487	$—	$12,383,922,381

10-20 Year Treasury Bond
Assets:
U.S. Government Obligations	$—	$282,086,651	$—	$282,086,651
Money Market Funds	123,493,038	—	—	123,493,038

	$123,493,038	$282,086,651	$—	$405,579,689

20+ Year Treasury Bond
Assets:
U.S. Government Obligations	$—	$3,708,356,805	$—	$3,708,356,805

Money Market Funds	1,833,029,637	—	—	1,833,029,637

	$1,833,029,637	$3,708,356,805	$—	$5,541,386,442

269

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Agency Bond
Assets:
Foreign Government Obligations	$—	$28,412,490	$—	$28,412,490
U.S. Government Agency Obligations	—	318,616,264	—	318,616,264
Money Market Funds	123,875,459	—	—	123,875,459

	$123,875,459	$347,028,754	$—	$470,904,213

California AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$261,442,781	$—	$261,442,781
Money Market Funds	4,232,479	—	—	4,232,479

	$4,232,479	$261,442,781	$—	$265,675,260

Core Long-Term USD Bond
Assets:
Corporate Bonds & Notes	$—	$20,989,853	$—	$20,989,853
Foreign Agency Obligations	—	808,908	—	808,908
Foreign Government Obligations	—	2,357,755	—	2,357,755
Municipal Debt Obligations	—	2,727,105	—	2,727,105
U.S. Government & Agency Obligations	—	15,051,988	—	15,051,988
Money Market Funds	10,638,829	—	—	10,638,829

	$10,638,829	$41,935,609	$—	$52,574,438

Core U.S. Aggregate Bond
Assets:
Collateralized Mortgage Obligations	$—	$255,611,126	$—	$255,611,126
Corporate Bonds & Notes	—	4,040,577,786	—	4,040,577,786
Foreign Agency Obligations	—	375,547,885	—	375,547,885
Foreign Government Obligations	—	253,479,367	—	253,479,367
Municipal Debt Obligations	—	159,324,233	—	159,324,233
U.S. Government & Agency Obligations	—	11,975,648,378	—	11,975,648,378
Money Market Funds	7,735,440,126	—	—	7,735,440,126

	$7,735,440,126	$17,060,188,775	$—	$24,795,628,901

Core U.S. Credit Bond
Assets:
Corporate Bonds & Notes	$—	$640,100,695	$—	$640,100,695
Foreign Agency Obligations	—	65,025,497	—	65,025,497
Foreign Government Obligations	—	39,644,821	—	39,644,821
Municipal Debt Obligations	—	24,972,777	—	24,972,777
Money Market Funds	65,760,572	—	—	65,760,572

	$65,760,572	$769,743,790	$—	$835,504,362

Government/Credit Bond
Assets:
Corporate Bonds & Notes	$—	$47,184,687	$—	$47,184,687
Foreign Agency Obligations	—	4,789,925	—	4,789,925
Foreign Government Obligations	—	2,775,832	—	2,775,832
Municipal Debt Obligations	—	2,119,158	—	2,119,158
U.S. Government & Agency Obligations	—	77,754,977	—	77,754,977
Money Market Funds	47,910,090	—	—	47,910,090

	$47,910,090	$134,624,579	$—	$182,534,669

270

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

iBoxx $ High Yield Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$13,311,102,862	$—	$13,311,102,862
Money Market Funds	2,183,156,305	—	—	2,183,156,305

	$2,183,156,305	$13,311,102,862	$—	$15,494,259,167

iBoxx $ Investment Grade Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$17,331,972,264	$—	$17,331,972,264
Foreign Agency Obligations	—	142,892,138	—	142,892,138
Money Market Funds	1,437,081,307	—	—	1,437,081,307

	$1,437,081,307	$17,474,864,402	$—	$18,911,945,709

Intermediate Credit Bond
Assets:
Corporate Bonds & Notes	$—	$4,823,513,931	$—	$4,823,513,931
Foreign Agency Obligations	—	602,746,367	—	602,746,367
Foreign Government Obligations	—	209,886,276	—	209,886,276
Municipal Debt Obligations	—	19,378,450	—	19,378,450
Money Market Funds	526,298,334	—	—	526,298,334

	$526,298,334	$5,655,525,024	$—	$6,181,823,358

Intermediate Government/Credit Bond
Assets:
Corporate Bonds & Notes	$—	$403,710,158	$—	$403,710,158
Foreign Agency Obligations	—	49,200,794	—	49,200,794
Foreign Government Obligations	—	19,512,441	—	19,512,441
Municipal Debt Obligations	—	1,336,538	—	1,336,538
U.S. Government & Agency Obligations	—	810,311,474	—	810,311,474
Money Market Funds	498,059,299	—	—	498,059,299

	$498,059,299	$1,284,071,405	$—	$1,782,130,704

MBS
Assets:
U.S. Government Agency Obligations	$—	$5,776,418,505	$—	$5,776,418,505
Money Market Funds	1,992,602,247	—	—	1,992,602,247

	$1,992,602,247	$5,776,418,505	$—	$7,769,020,752

National AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$3,298,002,356	$—	$3,298,002,356
Money Market Funds	26,426,757	—	—	26,426,757

	$26,426,757	$3,298,002,356	$—	$3,324,429,113

New York AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$132,764,655	$—	$132,764,655
Money Market Funds	3,219,666	—	—	3,219,666

	$3,219,666	$132,764,655	$—	$135,984,321

Short Treasury Bond
Assets:
U.S. Government Obligations	$—	$2,200,404,007	$—	$2,200,404,007
Money Market Funds	22,458,450	—	—	22,458,450

	$22,458,450	$2,200,404,007	$—	$2,222,862,457

Short-Term National AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$846,227,976	$—	$846,227,976
Money Market Funds	1,011,265	—	—	1,011,265

	$1,011,265	$846,227,976	$—	$847,239,241

271

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Core U.S. Aggregate Bond ETF and iShares MBS ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

FEDERAL INCOME TAXES

As of May 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
10+ Year Credit Bond	$487,427,521	$13,226,966	$(5,450,436)	$7,776,530
1-3 Year Credit Bond	13,172,605,454	68,185,648	(1,338,334)	66,847,314
1-3 Year Treasury Bond	7,972,492,046	15,317,382	(441,846)	14,875,536
3-7 Year Treasury Bond	4,439,139,624	7,906,310	(18,939,591)	(11,033,281)
7-10 Year Treasury Bond	12,329,111,036	84,500,993	(29,689,648)	54,811,345
10-20 Year Treasury Bond	417,906,294	189,086	(12,515,691)	(12,326,605)
20+ Year Treasury Bond	5,636,410,390	27,815,381	(122,839,329)	(95,023,948)
Agency Bond	466,864,985	4,667,760	(628,532)	4,039,228
California AMT-Free Muni Bond	249,239,020	16,841,408	(405,168)	16,436,240
Core Long-Term USD Bond	52,713,230	1,067,670	(1,206,462)	(138,792)
Core U.S. Aggregate Bond	24,280,618,587	548,624,415	(33,614,101)	515,010,314
Core U.S. Credit Bond	803,824,806	35,908,646	(4,229,090)	31,679,556
Government/Credit Bond	178,692,138	4,295,699	(453,168)	3,842,531
iBoxx $ High Yield Corporate Bond	15,145,617,749	475,883,451	(127,242,033)	348,641,418
iBoxx $ Investment Grade Corporate Bond	18,215,714,693	769,841,038	(73,610,022)	696,231,016
Intermediate Credit Bond	6,057,529,013	139,201,511	(14,907,166)	124,294,345
Intermediate Government/Credit Bond	1,759,858,804	24,803,402	(2,531,502)	22,271,900
MBS	7,737,086,421	73,501,303	(41,566,972)	31,934,331
National AMT-Free Muni Bond	3,173,771,087	158,540,123	(7,882,097)	150,658,026
New York AMT-Free Muni Bond	130,065,685	6,378,239	(459,603)	5,918,636
Short Treasury Bond	2,222,921,203	133,502	(192,248)	(58,746)
Short-Term National AMT-Free Muni Bond	840,634,786	6,832,427	(227,972)	6,604,455

272

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of May 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

273

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the three months ended May 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
1-3 Year Credit Bond
PNC Bank N.A.
0.80%, 01/28/16	$8,500	$—	$—	$8,500	$8,524,173	$15,639	$—
1.13%, 01/27/17	9,040	5,000	—	14,040	14,088,423	35,744	—
1.15%, 11/01/16	16,500	—	—	16,500	16,557,675	40,604	—
1.30%, 10/03/16	15,000	—	—	15,000	15,104,036	35,584	—
PNC Funding Corp.
2.70%, 09/19/16	12,721	—	—	12,721	13,205,774	34,813	—
4.25%, 09/21/15	6,250	—	—	6,250	6,536,266	11,474	—
5.25%, 11/15/15	6,526	—	—	6,526	6,946,547	20,067	—

					$80,962,894	$193,925	$—

Core U.S. Aggregate Bond
PNC Bank N.A.
1.13%, 01/27/17	$—	$2,000	$—	$2,000	$2,006,898	$3,952	$—
1.15%, 11/01/16	—	300	—	300	301,049	649	—
3.80%, 07/25/23	5,000	—	—	5,000	5,171,376	49,701	—
PNC Funding Corp.
4.38%, 08/11/20	—	1,750	—	1,750	1,927,788	7,921	—
5.25%, 11/15/15	8,385	—	—	8,385	8,925,345	98,075	—
6.70%, 06/10/19	998	—	—	998	1,207,427	15,884	—

					$19,539,883	$176,182	$—

Core U.S. Credit Bond
PNC Bank N.A.
0.80%, 01/28/16	$500	$—	$—	$500	$501,422	$888	$—
PNC Funding Corp.
3.30%, 03/08/22	560	—	(48)	512	523,939	4,321	152
3.63%, 02/08/15	500	—	(100)	400	408,838	3,870	2,043
4.25%, 09/21/15	200	—	—	200	209,161	2,141	—
4.38%, 08/11/20	—	250	—	250	275,398	1,249	—
5.13%, 02/08/20	445	—	—	445	506,573	4,737	—

					$2,425,331	$17,206	$2,195

Government/Credit Bond
PNC Funding Corp.
3.30%, 03/08/22	$100	$50	$—	$150	$153,498	$26	$—

274

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)		Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
iBoxx $ Investment Grade Corporate Bond
PNC Bank N.A.
2.20%, 01/28/19	$3,525	$5,000		$—	$8,525	$8,623,696	$26,198	—
2.70%, 11/01/22	15,250	1,000		—	16,250	15,717,931	110,508	—
2.95%, 01/30/23	5,000	300		—	5,300	5,199,253	37,933	—
3.80%, 07/25/23	17,100	328		—	17,428	18,049,751	166,945	—
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	—	6,000		—	6,000	6,118,241	15,637	—
PNC Funding Corp.
3.30%, 03/08/22	7,069	—		—	7,069	7,246,348	51,266	—
4.38%, 08/11/20	3,523	250		—	3,773	4,147,659	30,309	—
5.13%, 02/08/20	3,769	196		—	3,965	4,520,517	30,509	—

						$69,623,396	$469,305	$—

Intermediate Credit Bond
PNC Bank N.A.
2.95%, 01/30/23	$3,000	$—		$—	$3,000	$2,930,630	$22,643	$—
3.80%, 07/25/23	1,500	—		—	1,500	1,551,413	13,955	—
4.88%, 09/21/17	340	—		—	340	375,253	2,607	—
5.25%, 01/15/17	290	—		—	290	318,415	2,294	—
6.00%, 12/07/17	1,000	—		—	1,000	1,146,586	8,057	—
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	5,400	—		(2,000)	3,400	3,311,622	36,627	(53,132)
PNC Funding Corp.
2.70%, 09/19/16	2,093	—		(400)	1,693	1,757,517	10,780	12,830
3.30%, 03/08/22	1,862	—		—	1,862	1,905,419	15,704	—
3.63%, 02/08/15	335	—		(335)	—	—	707	2,545
4.25%, 09/21/15	2,250	—		—	2,250	2,353,056	10,903	—
4.38%, 08/11/20	1,342	3,000		(800)	3,542	3,901,842	24,055	59,303
5.13%, 02/08/20	1,391	—		—	1,391	1,583,469	12,052	—
5.25%, 11/15/15	807	—		—	807	859,005	4,732	—
5.63%, 02/01/17	1,750	—		—	1,750	1,931,238	21,614	—

						$23,925,465	$186,730	$21,546

Intermediate Government/Credit Bond
PNC Bank N.A.
1.30%, 10/03/16	250	—	—		250	$251,734	$754	$—

275

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
PNC Funding Corp.
3.30%, 03/08/22	$700	$—	$—	$700	$716,323	$5,170	$—
4.38%, 08/11/20	—	200	—	200	220,319	842	—
5.25%, 11/15/15	135	—	—	135	143,700	1,153	—

					$1,332,076	$7,919	$—

276

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: July 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: July 24, 2014

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: July 24, 2014